UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 811-07332 and 811-08162

Name of Fund: BlackRock Funds III

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Prime

BlackRock Cash Funds: Treasury

BlackRock CoreAlpha Bond Fund

BlackRock Disciplined International Fund

BlackRock Large Cap Index Fund

BlackRock LifePath® Retirement Fund

BlackRock LifePath® 2020 Fund

BlackRock LifePath® 2025 Fund

BlackRock LifePath® 2030 Fund

BlackRock LifePath® 2035 Fund

BlackRock LifePath® 2040 Fund

BlackRock LifePath® 2045 Fund

BlackRock LifePath® 2050 Fund

BlackRock LifePath® 2055 Fund

BlackRock LifePath® Index Retirement Fund

BlackRock LifePath® Index 2020 Fund

BlackRock LifePath® Index 2025 Fund

BlackRock LifePath® Index 2030 Fund

BlackRock LifePath® Index 2035 Fund

BlackRock LifePath® Index 2040 Fund

BlackRock LifePath® Index 2045 Fund

BlackRock LifePath® Index 2050 Fund

BlackRock LifePath® Index 2055 Fund

BlackRock LifePath® Index 2060 Fund

BlackRock S&P 500 Index Fund

BlackRock Total International ex U.S. Index Fund

BlackRock U.S. Total Bond Index Fund

Master Investment Portfolio

Active Stock Master Portfolio

CoreAlpha Bond Master Portfolio

International Tilts Master Portfolio

Large Cap Index Master Portfolio

LifePath® Retirement Master Portfolio

LifePath® 2020 Master Portfolio

LifePath® 2025 Master Portfolio

LifePath® 2030 Master Portfolio

LifePath® 2035 Master Portfolio

LifePath® 2040 Master Portfolio

LifePath® 2045 Master Portfolio

LifePath® 2050 Master Portfolio

LifePath® 2055 Master Portfolio

LifePath® Index Retirement Master Portfolio

LifePath® Index 2020 Master Portfolio

LifePath® Index 2025 Master Portfolio

LifePath® Index 2030 Master Portfolio

LifePath® Index 2035 Master Portfolio

LifePath® Index 2040 Master Portfolio

LifePath® Index 2045 Master Portfolio

LifePath® Index 2050 Master Portfolio

LifePath® Index 2055 Master Portfolio

LifePath® Index 2060 Master Portfolio

Money Market Master Portfolio

Prime Money Market Master Portfolio

S&P 500 Index Master Portfolio

Total International ex U.S. Index Master Portfolio

Treasury Money Market Master Portfolio

U.S. Total Bond Index Master Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds III and Master Investment Portfolio, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2016

Date of reporting period: 09/30/2016

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Cash Funds: Institutional of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Money Market Master Portfolio of Master Investment Portfolio	$44,283,652,664
Total Investments (Cost — $44,283,652,664) — 100.0%	44,283,652,664
Liabilities in Excess of Other Assets — (0.0)%	(19,400,545)

Net Assets — 100.0%	$44,264,252,119

BlackRock Cash Funds: Institutional (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $44,283,652,664 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2016	1

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Cash Funds: Prime of BlackRock Funds III (Percentages shown are basded on Net Assets)

Mutual Fund	Value
Prime Money Market Master Portfolio of Master Investment Portfolio	$3,110,021,124
Total Investments (Cost — $3,110,021,124) — 100.0%	3,110,021,124
Liabilities in Excess of Other Assets — (0.0)%	(963,843)

Net Assets — 100.0%	$3,109,057,281

BlackRock Cash Funds: Prime (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Prime Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $3,110,021,124 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2016	1

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Cash Funds: Treasury of BlackRock Funds III (Percentages shown are basded on Net Assets)

Mutual Fund	Value
Treasury Money Market Master Portfolio of Master Investment Portfolio	$3,685,492,209
Total Investments (Cost — $3,685,492,209) — 100.0%	3,685,492,209
Liabilities in Excess of Other Assets — (0.0)%	(956,233)

Net Assets — 100.0%	$3,684,535,976

BlackRock Cash Funds: Treasury (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Treasury Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $3,685,492,209 and 60.2%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2016	1

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock CoreAlpha Bond Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
CoreAlpha Bond Master Portfolio of Master Investment Portfolio	$359,273,024
Total Investments (Cost — $355,909,016) — 100.0%	359,273,024
Liabilities in Excess of Other Assets — 0.0%	(119,513)

Net Assets — 100.0%	$359,153,511

BlackRock CoreAlpha Bond Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in CoreAlpha Bond Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $359,273,024 and 42.6%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2016	1

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Disciplined International Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
International Tilts Master Portfolio	$4,785,821
Total Investments (Cost — $4,633,175) — 100.7%	4,785,821
Liabilities in Excess of Other Assets — (0.7)%	(35,398)

Net Assets — 100.0%	$4,750,423

BlackRock Disciplined International Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in International Tilts Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $4,785,821 and 1.7%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2016	1

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Large Cap Index Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Large Cap Index Master Portfolio of Master Investment Portfolio	$147,160,662
Total Investments (Cost — $124,218,284) — 100.3%	147,160,662
Liabilities in Excess of Other Assets — (0.3)%	(380,277)

Net Assets — 100.0%	$146,780,385

BlackRock Large Cap Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Large Cap Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $147,160,662 and 4.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2016	1

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock LifePath Retirement Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Retirement Master Portfolio of Master Investment Portfolio	$178,108,029
Total Investments (Cost — $137,182,074) — 100.1%	178,108,029
Liabilities in Excess of Other Assets — (0.1)%	(96,467)

Net Assets — 100.0%	$178,011,562

BlackRock LifePath Retirement Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Retirement Master Portfolio (the “LifePath Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2016, the value of the investment and the percentage owned by the Fund of the LifePath Master Portfolio was $178,108,029 and 100.0%, respectively.

The Fund records its investment in the LifePath Master Portfolio at fair value. The Fund’s investment in the LifePath Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the LifePath Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the LifePath Master Portfolio was classified as Level 2.

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2016	1

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock LifePath 2020 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2020 Master Portfolio of Master Investment Portfolio	$511,373,817
Total Investments (Cost — $407,778,588) — 100.1%	511,373,817
Liabilities in Excess of Other Assets — (0.1)%	(260,706)

Net Assets — 100.0%	$511,113,111

BlackRock LifePath 2020 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2020 Master Portfolio (the “LifePath Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2016, the value of the investment and the percentage owned by the Fund of the LifePath Master Portfolio was $511,373,817 and 100.1%, respectively.

The Fund records its investment in the LifePath Master Portfolio at fair value. The Fund’s investment in the LifePath Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the LifePath Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the LifePath Master Portfolio was classified as Level 2.

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2016	1

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock LifePath 2025 Fund of BlackRock Funds III

Mutual Fund	Value
LifePath 2025 Master Portfolio of Master Investment Portfolio	$66,158,851
Total Investments (Cost — $63,270,138) — 100.1%	66,158,851
Liabilities in Excess of Other Assets — (0.1)%	(46,250)

Net Assets — 100.0%	$66,112,601

BlackRock LifePath 2025 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2025 Master Portfolio (the “LifePath Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2016, the value of the investment and the percentage owned by the Fund of the LifePath Master Portfolio was $66,158,851 and 100.0%, respectively.

The Fund records its investment in the LifePath Master Portfolio at fair value. The Fund’s investment in the LifePath Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the LifePath Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the LifePath Master Portfolio was classified as Level 2.

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2016	1

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock LifePath 2030 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2030 Master Portfolio of Master Investment Portfolio	$509,716,933
Total Investments (Cost — $442,274,760) — 100.0%	509,716,933
Liabilities in Excess of Other Assets — (0.0)%	(244,260)

Net Assets — 100.0%	$509,472,673

BlackRock LifePath 2030 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2030 Master Portfolio (the “LifePath Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2016, the value of the investment and the percentage owned by the Fund of the LifePath Master Portfolio was $509,716,933 and 100.0%, respectively.

The Fund records its investment in the LifePath Master Portfolio at fair value. The Fund’s investment in the LifePath Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the LifePath Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the LifePath Master Portfolio was classified as Level 2.

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2016	1

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock LifePath 2035 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2035 Master Portfolio of Master Investment Portfolio	$60,048,032
Total Investments (Cost — $57,440,072) — 100.1%	60,048,032
Liabilities in Excess of Other Assets — (0.1)%	(37,557)

Net Assets — 100.0%	$60,010,475

BlackRock LifePath 2035 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2035 Master Portfolio (the “LifePath Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2016, the value of the investment and the percentage owned by the Fund of the LifePath Master Portfolio was $60,048,032 and 100.0%, respectively.

The Fund records its investment in the LifePath Master Portfolio at fair value. The Fund’s investment in the LifePath Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the LifePath Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the LifePath Master Portfolio was classified as Level 2.

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2016	1

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock LifePath 2040 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2040 Master Portfolio of Master Investment Portfolio	$401,854,058
Total Investments (Cost — $316,014,192) — 100.0%	401,854,058
Liabilities in Excess of Other Assets — (0.0)%	(176,460)

Net Assets — 100.0%	$401,677,598

BlackRock LifePath 2040 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2040 Master Portfolio (the “LifePath Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2016, the value of the investment and the percentage owned by the Fund of the LifePath Master Portfolio was $401,854,058 and 100.0%, respectively.

The Fund records its investment in the LifePath Master Portfolio at fair value. The Fund’s investment in the LifePath Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the LifePath Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the LifePath Master Portfolio was classified as Level 2.

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2016	1

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock LifePath 2045 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2045 Master Portfolio of Master Investment Portfolio	$35,860,200
Total Investments (Cost — $34,196,934) — 100.1%	35,860,200
Liabilities in Excess of Other Assets — (0.1)%	(23,177)

Net Assets — 100.0%	$35,837,023

BlackRock LifePath 2045 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2045 Master Portfolio (the “LifePath Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2016, the value of the investment and the percentage owned by the Fund of the LifePath Master Portfolio was $35,860,200 and 99.9%, respectively.

The Fund records its investment in the LifePath Master Portfolio at fair value. The Fund’s investment in the LifePath Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the LifePath Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the LifePath Master Portfolio was classified as Level 2.

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2016	1

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock LifePath 2050 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2050 Master Portfolio of Master Investment Portfolio	$127,667,101
Total Investments (Cost — $114,687,348) — 100.0%	127,667,101
Liabilities in Excess of Other Assets — (0.0)%	(63,785)

Net Assets — 100.0%	$127,603,316

BlackRock LifePath 2050 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2050 Master Portfolio (the “LifePath Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2016, the value of the investment and the percentage owned by the Fund of the LifePath Master Portfolio was $127,667,101 and 100.0%, respectively.

The Fund records its investment in the LifePath Master Portfolio at fair value. The Fund’s investment in the LifePath Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the LifePath Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the LifePath Master Portfolio was classified as Level 2.

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2016	1

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock LifePath 2055 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2055 Master Portfolio of Master Investment Portfolio	$18,907,619
Total Investments (Cost — $17,974,041) — 100.1%	18,907,619
Liabilities in Excess of Other Assets — (0.1)%	(13,072)

Net Assets — 100.0%	$18,894,547

BlackRock LifePath 2055 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath 2055 Master Portfolio (the “LifePath Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2016, the value of the investment and the percentage owned by the Fund of the LifePath Master Portfolio was $18,907,619 and 99.9%, respectively.

The Fund records its investment in the LifePath Master Portfolio at fair value. The Fund’s investment in the LifePath Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the LifePath Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the LifePath Master Portfolio was classified as Level 2.

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2016	1

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock LifePath Index® Retirement Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index® Retirement Master Portfolio of Master Investment Portfolio	$705,683,750
Total Investments (Cost — $672,746,570) — 100.0%	705,683,750
Liabilities in Excess of Other Assets — (0.0)%	(113,437)

Net Assets — 100.0%	$705,570,313

BlackRock LifePath Index® Retirement Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index® Retirement Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2016, the value of the investment and the percentage owned by the Fund of the LifePath Index Master Portfolio was $705,683,750 and 100.0%, respectively.

The Fund records its investment in the LifePath Index Master Portfolio at fair value. The Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2016	1

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock LifePath Index 2020 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2020 Master Portfolio of Master Investment Portfolio	$1,538,396,748
Total Investments (Cost — $1,466,193,892) — 100.0%	1,538,396,748
Liabilities in Excess of Other Assets — (0.0)%	(113,710)

Net Assets — 100.0%	$1,538,283,038

BlackRock LifePath Index 2020 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2020 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2016, the value of the investment and the percentage owned by the Fund of the LifePath Index Master Portfolio was $1,538,396,748 and 100.0%, respectively.

The Fund records its investment in the LifePath Index Master Portfolio at fair value. The Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2016	1

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock LifePath Index 2025 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2025 Master Portfolio of Master Investment Portfolio	$1,251,259,254
Total Investments (Cost — $1,193,268,971) — 100.0%	1,251,259,254
Liabilities in Excess of Other Assets — (0.0)%	(38,818)

Net Assets — 100.0%	$1,251,220,436

BlackRock LifePath Index 2025 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2025 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $1,251,259,254 and 100.0%, respectively.

The Fund records its investment in the LifePath Index Master Portfolio at fair value. The Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2016	1

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock LifePath Index 2030 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2030 Master Portfolio of Master Investment Portfolio	$1,685,916,498
Total Investments (Cost — $1,606,673,103) — 100.0%	1,685,916,498
Liabilities in Excess of Other Assets — (0.0)%	(118,861)

Net Assets — 100.0%	$1,685,797,637

BlackRock LifePath Index 2030 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2030 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2016, the value of the investment and the percentage owned by the Fund of the LifePath Index Master Portfolio was $1,685,916,498 and 100.0%, respectively.

The Fund records its investment in the LifePath Index Master Portfolio at fair value. The Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2016	1

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock LifePath Index 2035 Fund of BlackRock Funds II (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2035 Master Portfolio of Master Investment Portfolio	$981,932,187
Total Investments (Cost — $934,137,224) — 100.0%	981,932,187
Liabilities in Excess of Other Assets — (0.0)%	(21,102)

Net Assets — 100.0%	$981,911,085

BlackRock LifePath Index 2035 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2035 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2016, the value of the investment and the percentage owned by the Fund of the LifePath Index Master Portfolio was $981,932,187 and 100.0%, respectively.

The Fund records its investment in the LifePath Index Master Portfolio at fair value. The Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2016	1

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock LifePath Index 2040 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2040 Master Portfolio of Master Investment Portfolio	$1,151,689,139
Total Investments (Cost — $1,097,884,707) — 100.0%	1,151,689,139
Liabilities in Excess of Other Assets — (0.0)%	(51,285)

Net Assets — 100.0%	$1,151,637,854

BlackRock LifePath Index 2040 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2040 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2016, the value of the investment and the percentage owned by the Fund of the LifePath Index Master Portfolio was $1,151,689,139 and 100.0%, respectively.

The Fund records its investment in the LifePath Index Master Portfolio at fair value. The Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2016	1

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock LifePath Index 2045 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2045 Master Portfolio of Master Investment Portfolio	$558,056,322
Total Investments (Cost — $532,043,397) — 100.0%	558,056,322
Liabilities in Excess of Other Assets — (0.0)%	(1,730)

Net Assets — 100.0%	$558,054,592

BlackRock LifePath Index 2045 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2045 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2016, the value of the investment and the percentage owned by the Fund of the LifePath Index Master Portfolio was $558,056,322 and 100.0%, respectively.

The Fund records its investment in the LifePath Index Master Portfolio at fair value. The Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2016	1

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock LifePath Index 2050 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2050 Master Portfolio of Master Investment Portfolio	$545,665,344
Total Investments (Cost — $521,509,650) — 100.0%	545,665,344
Other Assets Less Liabilities — 0.0%	1,099

Net Assets — 100.0%	$545,666,443

BlackRock LifePath Index 2050 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2050 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2016, the value of the investment and the percentage owned by the Fund of the LifePath Index Master Portfolio was $545,665,344 and 100.0%, respectively.

The Fund records its investment in the LifePath Index Master Portfolio at fair value. The Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2016	1

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock LifePath Index 2055 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2055 Master Portfolio of Master Investment Portfolio	$201,568,263
Total Investments (Cost — $191,642,000) — 100.0%	201,568,263
Other Assets Less Liabilities — 0.0%	15,051

Net Assets — 100.0%	$201,583,314

BlackRock LifePath Index 2055 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2055 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2016, the value of the investment and the percentage owned by the Fund of the LifePath Index Master Portfolio was $201,568,263 and 100.0%, respectively.

The Fund records its investment in the LifePath Index Master Portfolio at fair value. The Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2016	1

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock LifePath Index 2060 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2060 Master Portfolio of Master Investment Portfolio	$6,505,203
Total Investments (Cost — $6,297,359) — 99.6%	6,505,203
Other Assets Less Liabilities — 0.4%	28,976

Net Assets — 100.0%	$6,534,179

BlackRock LifePath Index 2060 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2060 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2016, the value of the investment and the percentage owned by the Fund of the LifePath Index Master Portfolio was $6,505,203 and 99.8%, respectively.

The Fund records its investment in the LifePath Index Master Portfolio at fair value. The Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2016	1

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock S&P 500 Index Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
S&P 500 Index Master Portfolio of Master Investment Portfolio	$7,842,568,194
Total Investments (Cost — $5,851,825,444) — 100.2%	7,842,568,194
Liabilities in Excess of Other Assets — (0.2)%	(17,804,782)

Net Assets — 100.0%	$7,824,763,412

BlackRock S&P 500 Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in S&P 500 Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $7,842,568,194 and 88.5%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or nontransferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2016	1

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Total International ex U.S. Index Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Total International ex U.S. Index Master Portfolio of Master Investment Portfolio	$296,971,993
Total Investments (Cost — $284,551,288) — 100.3%	296,971,993
Liabilities in Excess of Other Assets — (0.3)%	(1,028,487)

Net Assets — 100.0%	$295,943,506

BlackRock Total International ex U.S. Index Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $296,971,993 and 33.7%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2016	1

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock U.S. Total Bond Index Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
U.S. Total Bond Index Master Portfolio of Master Investment Portfolio	$610,732,947
Total Investments (Cost — $593,551,617) — 100.0%	610,732,947
Liabilities in Excess of Other Assets — (0.0)%	(142,259)

Net Assets — 100.0%	$610,590,688

BlackRock U.S. Total Bond Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2016, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $610,732,947 and 22.7%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK FUNDS III	SEPTEMBER 30, 2016	1

Schedule of Investments September 30, 2016 (Unaudited)	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.4%
B/E Aerospace, Inc.	4,630	$239,186
Boeing Co.	5,080	669,239
General Dynamics Corp.	11,335	1,758,739
Honeywell International, Inc.	2,433	283,663
Huntington Ingalls Industries, Inc.	1,920	294,566
Northrop Grumman Corp.	330	70,604
Raytheon Co.	19,908	2,710,076

		6,026,073
Air Freight & Logistics — 0.5%
FedEx Corp.	12,424	2,170,224
Airlines — 1.3%
American Airlines Group, Inc.	15,649	572,910
Delta Air Lines, Inc.	26,046	1,025,171
JetBlue Airways Corp. (a)	20,487	353,196
Southwest Airlines Co.	67,963	2,643,081
United Continental Holdings, Inc. (a)	13,667	717,107

		5,311,465
Auto Components — 1.4%
Goodyear Tire & Rubber Co.	27,963	903,205
Lear Corp.	36,275	4,397,255
Magna International, Inc.	2,450	105,228
Visteon Corp.	3,115	223,221

		5,628,909
Automobiles — 0.1%
General Motors Co.	5,407	171,780
Thor Industries, Inc.	2,185	185,070

		356,850
Banks — 6.6%
Bank of America Corp.	167,028	2,613,988
Citigroup, Inc.	112,226	5,300,434
Citizens Financial Group, Inc.	99,629	2,461,832
First Horizon National Corp.	82,387	1,254,754
JPMorgan Chase & Co.	118,581	7,896,309
KeyCorp	49,082	597,328
Regions Financial Corp.	152,880	1,508,926
SunTrust Banks, Inc.	42,348	1,854,842
Synovus Financial Corp.	5,158	167,790
TCF Financial Corp.	30,554	443,338
US Bancorp	56,612	2,428,089
Wells Fargo & Co.	11,181	495,095
Wintrust Financial Corp.	3,772	209,610

		27,232,335
Beverages — 1.2%
Dr. Pepper Snapple Group, Inc.	53,190	4,856,779
Biotechnology — 4.2%
AbbVie, Inc.	4,374	275,868

Common Stocks	Shares	Value
Biotechnology (continued)
Amgen, Inc.	34,670	$5,783,303
Biogen, Inc. (a)	8,293	2,595,958
Celgene Corp. (a)	11,633	1,215,997
Gilead Sciences, Inc.	96,805	7,659,212

		17,530,338
Building Products — 0.8%
Fortune Brands Home & Security, Inc.	24,767	1,438,963
Masco Corp.	57,739	1,981,025

		3,419,988
Capital Markets — 1.0%
Ameriprise Financial, Inc. (b)	3,023	301,605
Bank of New York Mellon Corp.	709	28,275
Charles Schwab Corp.	48,381	1,527,388
Goldman Sachs Group, Inc.	5,568	897,951
Invesco Ltd.	952	29,769
Morgan Stanley	35,337	1,132,904
TD Ameritrade Holding Corp.	1,633	57,547

		3,975,439
Chemicals — 1.1%
Akzo Nobel NV — ADR	16,975	383,465
Ashland Global Holdings, Inc.	1,170	135,662
Dow Chemical Co.	19,903	1,031,572
E.I. du Pont de Nemours & Co.	4,267	285,761
Eastman Chemical Co.	7,884	533,589
GCP Applied Technologies, Inc. (a)	6,608	187,139
LyondellBasell Industries NV, Class A	18,181	1,466,479
Monsanto Co.	1,510	154,322
PolyOne Corp.	1,770	59,844
Praxair, Inc.	3,335	402,968
Valspar Corp.	774	82,098

		4,722,899
Commercial Services & Supplies — 0.0%
Waste Management, Inc.	2,539	161,887
Communications Equipment — 3.9%
Cisco Systems, Inc.	316,250	10,031,450
Nokia OYJ — ADR (b)	85,608	495,670
QUALCOMM, Inc.	76,538	5,242,853
Telefonaktiebolaget LM Ericsson — ADR (b)	38,070	274,485

		16,044,458
Construction & Engineering — 0.2%
AECOM (a)(b)	32,636	970,268
Consumer Finance — 2.1%
Capital One Financial Corp.	37,207	2,672,579
Discover Financial Services	62,693	3,545,289

ACTIVE STOCK MASTER PORTFOLIO	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Consumer Finance (continued)
SLM Corp. (a)	294,866	$2,202,649
Synchrony Financial	14,038	393,064

		8,813,581
Containers & Packaging — 1.2%
Avery Dennison Corp.	29,330	2,281,581
Bemis Co., Inc.	5,829	297,337
Crown Holdings, Inc. (a)	3,544	202,327
Graphic Packaging Holding Co.	7,400	103,526
Owens-Illinois, Inc. (a)	6,010	110,524
Packaging Corp. of America	21,854	1,775,856
Sealed Air Corp.	410	18,786

		4,789,937
Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B (a)	7,342	1,060,699
CME Group, Inc.	15,036	1,571,562
Intercontinental Exchange, Inc.	2,851	767,945
Nasdaq, Inc.	15,931	1,075,980
S&P Global, Inc.	20,616	2,609,161

		7,085,347
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	4,951	201,060
Level 3 Communications, Inc. (a)	33,731	1,564,444
Verizon Communications, Inc. (b)	48,562	2,524,253

		4,289,757
Electric Utilities — 1.1%
American Electric Power Co., Inc.	20,669	1,327,156
Exelon Corp.	81,972	2,728,848
Great Plains Energy, Inc.	16,110	439,642
ITC Holdings Corp.	1,485	69,023
Westar Energy, Inc.	1,452	82,401

		4,647,070
Electrical Equipment — 0.0%
Babcock & Wilcox Enterprises, Inc. (a)	12,106	199,749
Electronic Equipment, Instruments & Components — 0.7%
CDW Corp.	45,354	2,074,038
Flextronics International Ltd. (a)	71,343	971,692

		3,045,730
Energy Equipment & Services — 0.7%
Baker Hughes, Inc.	11,980	604,631
Dril-Quip, Inc. (a)	6,883	383,658
FMC Technologies, Inc. (a)	948	28,127
Nabors Industries Ltd.	33,050	401,888
Schlumberger Ltd.	6,951	546,627

Common Stocks	Shares	Value
Energy Equipment & Services (continued)
Superior Energy Services, Inc. (b)	47,361	$847,762

		2,812,693
Food & Staples Retailing — 3.0%
CVS Health Corp.	53,666	4,775,737
Kroger Co.	69,275	2,056,082
Rite Aid Corp. (a)	10,135	77,938
US Foods Holding Corp. (a)	1,461	34,494
Wal-Mart Stores, Inc.	30,262	2,182,496
Walgreens Boots Alliance, Inc.	39,219	3,161,836

		12,288,583
Food Products — 1.2%
Blue Buffalo Pet Products, Inc. (a)(b)	18,855	447,995
Bunge Ltd.	5,521	327,009
Ingredion, Inc.	13,288	1,768,101
McCormick & Co., Inc. (b)	12,703	1,269,284
Mondelez International, Inc., Class A	7,310	320,909
Tyson Foods, Inc., Class A	12,042	899,176
Unilever NV — NY Shares (b)	3,620	166,882

		5,199,356
Gas Utilities — 0.0%
Southwest Gas Corp.	1,542	107,724
Health Care Equipment & Supplies — 2.8%
Alere, Inc. (a)	853	36,884
Baxter International, Inc.	104,167	4,958,349
C.R. Bard, Inc.	11,018	2,471,117
IDEXX Laboratories, Inc. (a)	10,297	1,160,781
Medtronic PLC	12,255	1,058,832
St. Jude Medical, Inc.	2,744	218,861
Zimmer Biomet Holdings, Inc.	14,329	1,863,057

		11,767,881
Health Care Providers & Services — 4.0%
Aetna, Inc.	20,817	2,403,323
AmerisourceBergen Corp.	6,220	502,452
Anthem, Inc.	453	56,765
Cardinal Health, Inc.	24,827	1,929,058
Centene Corp. (a)	24,936	1,669,715
Humana, Inc.	5,063	895,594
Laboratory Corp. of America Holdings (a)	11,311	1,555,036
McKesson Corp.	6,466	1,078,205
UnitedHealth Group, Inc.	28,951	4,053,140
Universal Health Services, Inc., Class B	8,966	1,104,791
VCA, Inc. (a)	20,682	1,447,326

		16,695,405

2	ACTIVE STOCK MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure — 1.4%
Carnival Corp.	14,635	$714,481
Choice Hotels International, Inc.	4,857	218,954
Darden Restaurants, Inc.	770	47,216
Domino’s Pizza, Inc.	210	31,889
Extended Stay America, Inc.	43,433	616,749
J Alexander’s Holdings, Inc. (a)	11,647	117,984
Marriott International, Inc., Class A	1,334	89,791
Starbucks Corp.	56,424	3,054,795
Vail Resorts, Inc.	4,084	640,698
Wyndham Worldwide Corp.	6,949	467,876

		6,000,433
Household Durables — 1.1%
D.R. Horton, Inc.	44,861	1,354,802
Harman International Industries, Inc.	3,329	281,134
Lennar Corp., Class A	13,906	588,780
Newell Brands, Inc.	18,178	957,254
NVR, Inc. (a)	363	595,273
Tupperware Brands Corp. (b)	1,798	117,535
Whirlpool Corp.	3,533	572,911

		4,467,689
Household Products — 0.9%
Clorox Co.	17,889	2,239,345
Kimberly-Clark Corp.	11,367	1,433,833

		3,673,178
Independent Power and Renewable Electricity Producers — 0.9%
AES Corp.	219,119	2,815,679
Dynegy, Inc. (a)(b)	77,238	956,979

		3,772,658
Industrial Conglomerates — 1.1%
3M Co.	4,477	788,982
BWX Technologies, Inc.	24,027	921,916
Carlisle Cos., Inc.	23,346	2,394,599
General Electric Co.	14,512	429,845

		4,535,342
Insurance — 2.1%
Aon PLC	7,223	812,515
Aspen Insurance Holdings Ltd.	4,101	191,066
Genworth Financial, Inc., Class A (a)	75,870	376,315
Hartford Financial Services Group, Inc.	21,093	903,202
Lincoln National Corp.	14,370	675,103
Prudential Financial, Inc.	35,619	2,908,292
Reinsurance Group of America, Inc.	12,833	1,385,194
Travelers Cos., Inc.	7,666	878,140

Common Stocks	Shares	Value
Insurance (continued)
XL Group Ltd.	17,894	$601,775

		8,731,602
Internet & Direct Marketing Retail — 1.1%
Amazon.com, Inc. (a)	2,721	2,278,321
Priceline Group, Inc. (a)	1,505	2,214,592

		4,492,913
Internet Software & Services — 4.2%
Alphabet, Inc., Class A (a)	5,931	4,768,880
Alphabet, Inc., Class C (a)	7,528	5,851,439
Facebook, Inc., Class A (a)	47,983	6,154,779
GoDaddy, Inc., Class A (a)(b)	10,259	354,243
LinkedIn Corp., Class A (a)	1,089	208,130
Yandex NV, Class A (a)	2,589	54,499

		17,391,970
IT Services — 3.4%
Accenture PLC, Class A	19,409	2,371,197
Amdocs Ltd.	50,900	2,944,565
Booz Allen Hamilton Holding Corp.	36,365	1,149,498
Cognizant Technology Solutions Corp., Class A (a)	30,028	1,432,636
Fidelity National Information Services, Inc.	1,310	100,909
First Data Corp., Class A (a)	10,248	134,864
Mastercard, Inc., Class A	15,630	1,590,665
Total System Services, Inc.	22,114	1,042,675
Visa, Inc., Class A (b)	38,788	3,207,768

		13,974,777
Leisure Products — 0.6%
Brunswick Corp.	3,998	195,022
Hasbro, Inc.	30,100	2,387,833

		2,582,855
Life Sciences Tools & Services — 0.4%
VWR Corp. (a)	20,020	567,767
Waters Corp. (a)	6,033	956,170

		1,523,937
Machinery — 1.3%
Illinois Tool Works, Inc. (b)	4,195	502,729
Ingersoll-Rand PLC	37,853	2,571,733
Oshkosh Corp.	6,888	385,728
PACCAR, Inc.	8,079	474,884
Snap-on, Inc.	4,710	715,731
WABCO Holdings, Inc. (a)	5,365	609,088

		5,259,893
Media — 3.8%
CBS Corp., Class B	956	52,331
Comcast Corp., Class A	119,219	7,908,989

ACTIVE STOCK MASTER PORTFOLIO	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Media (continued)
Discovery Communications, Inc., Class C (a)(b)	2,390	$62,881
Interpublic Group of Cos., Inc.	90,269	2,017,512
Omnicom Group, Inc. (b)	32,300	2,745,500
Scripps Networks Interactive, Inc., Class A (b)	15,373	976,032
Sinclair Broadcast Group, Inc., Class A (b)	5,765	166,493
Time Warner, Inc.	17,853	1,421,277
Twenty-First Century Fox, Inc., Class A	22,980	556,576

		15,907,591
Metals & Mining — 0.5%
Newmont Mining Corp.	9,388	368,854
Reliance Steel & Aluminum Co.	23,830	1,716,475

		2,085,329
Multi-Utilities — 0.8%
CenterPoint Energy, Inc.	55,688	1,293,632
CMS Energy Corp.	38,968	1,637,046
DTE Energy Co.	5,187	485,866

		3,416,544
Multiline Retail — 0.2%
Big Lots, Inc. (b)	2,460	117,465
Dollar General Corp.	8,506	595,335
Macy’s, Inc.	1,416	52,463

		765,263
Oil, Gas & Consumable Fuels — 6.2%
Anadarko Petroleum Corp.	11,097	703,106
Antero Resources Corp. (a)	11,884	320,274
Apache Corp. (b)	64,141	4,096,686
Chevron Corp.	17,496	1,800,688
ConocoPhillips	14,003	608,710
Devon Energy Corp.	76,476	3,373,356
EnLink Midstream LLC (b)	15,401	257,967
EOG Resources, Inc.	4,787	462,951
EP Energy Corp., Class A (a)(b)	8,223	36,017
Exxon Mobil Corp.	15,118	1,319,499
Gulfport Energy Corp. (a)(b)	57,279	1,618,132
Laredo Petroleum, Inc. (a)	45,348	584,989
Marathon Oil Corp. (b)	156,138	2,468,542
Marathon Petroleum Corp.	56,241	2,282,822
Newfield Exploration Co. (a)	6,991	303,829
Noble Energy, Inc.	6,523	233,132
Occidental Petroleum Corp.	11,943	870,883
Parsley Energy, Inc., Class A (a)	17,470	585,420
Phillips 66	793	63,876
Pioneer Natural Resources Co.	1,900	352,735
Plains GP Holdings LP, Class A	30,437	393,855
Suncor Energy, Inc.	3,490	96,952

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Tesoro Corp.	17,822	$1,417,918
TOTAL SA — ADR	5,100	243,270
Valero Energy Corp.	17,388	921,564
Whiting Petroleum Corp. (a)(b)	25,121	219,557
Williams Cos., Inc.	6,793	208,749
World Fuel Services Corp.	649	30,023

		25,875,502
Paper & Forest Products — 0.2%
Domtar Corp. (b)	28,000	1,039,640
Personal Products — 0.0%
Herbalife Ltd. (a)(b)	764	47,360
Pharmaceuticals — 4.6%
Allergan PLC (a)	6,494	1,495,633
Bristol-Myers Squibb Co.	39,407	2,124,825
Eli Lilly & Co.	16,333	1,310,887
Johnson & Johnson	45,463	5,370,544
Merck & Co., Inc.	46,236	2,885,589
Pfizer, Inc.	127,886	4,331,499
Prestige Brands Holdings, Inc. (a)	10,434	503,649
Teva Pharmaceutical Industries Ltd. — ADR (b)	25,956	1,194,236

		19,216,862
Professional Services — 1.0%
Dun & Bradstreet Corp.	660	90,169
Equifax, Inc.	5,231	703,988
ManpowerGroup, Inc.	9,476	684,736
Nielsen Holdings PLC (b)	43,217	2,315,135
TransUnion (a)	12,667	437,011

		4,231,039
Real Estate Investment Trusts (REITs) — 1.9%
American Tower Corp.	4,277	484,713
Brixmor Property Group, Inc.	10,319	286,765
Mid-America Apartment Communities, Inc. (b)	12,964	1,218,486
Simon Property Group, Inc.	13,881	2,873,506
Starwood Property Trust, Inc. (b)	37,831	851,954
Weingarten Realty Investors	56,484	2,201,746
Welltower, Inc.	2,347	175,485

		8,092,655
Real Estate Management & Development — 0.1%
Realogy Holdings Corp.	8,860	229,120
Road & Rail — 0.1%
CSX Corp.	1,660	50,630
JB Hunt Transport Services, Inc.	1,701	138,019
Norfolk Southern Corp.	3,026	293,704

		482,353

4	ACTIVE STOCK MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment — 2.9%
Analog Devices, Inc.	13,777	$887,927
Applied Materials, Inc.	34,227	1,031,944
Lam Research Corp. (b)	24,232	2,295,013
Linear Technology Corp.	2,348	139,213
Maxim Integrated Products, Inc.	25,246	1,008,073
NVIDIA Corp. (b)	25,495	1,746,917
Teradyne, Inc.	12,707	274,217
Texas Instruments, Inc.	42,873	3,008,827
Xilinx, Inc.	28,352	1,540,648

		11,932,779
Software — 4.0%
Activision Blizzard, Inc.	56,702	2,511,899
Adobe Systems, Inc. (a)	25,882	2,809,232
Dell Technologies, Inc. — VMware, Inc., Class V (a)	5,629	269,066
Intuit, Inc.	7,284	801,313
Microsoft Corp.	153,345	8,832,672
Oracle Corp.	2,280	89,558
Red Hat, Inc. (a)	17,144	1,385,750
Synopsys, Inc. (a)	477	28,310

		16,727,800
Specialty Retail — 3.7%
Aaron’s, Inc.	11,024	280,230
GNC Holdings, Inc., Class A (b)	16,250	331,825
Home Depot, Inc.	49,131	6,322,177
Lowe’s Cos., Inc.	75,892	5,480,161
Ross Stores, Inc.	24,460	1,572,778
TJX Cos., Inc.	17,521	1,310,221

		15,297,392
Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	131,179	14,829,786
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	17,584	925,798
Thrifts & Mortgage Finance — 0.2%
New York Community Bancorp, Inc. (b)	48,030	683,467
Tobacco — 1.7%
Altria Group, Inc.	108,700	6,873,101
Trading Companies & Distributors — 0.0%
Air Lease Corp.	320	9,146

Common Stocks	Shares	Value
Water Utilities — 0.5%
American Water Works Co., Inc.	26,031	$1,948,160
Wireless Telecommunication Services — 1.0%
SBA Communications Corp., Class A (a)	5,053	566,744
T-Mobile U.S., Inc. (a)	1,783	83,302
Telephone & Data Systems, Inc.	116,345	3,162,257
United States Cellular Corp. (a)	4,538	164,911

		3,977,214
Total Common Stocks — 98.9%		411,151,873

Preferred Stock — 0.1%
Food Products — 0.1%
Tyson Foods, Inc., 4.75% (c)	5,758	471,350
Total Preferred Securities — 0.1%		471,350
Total Long-Term Investments (Cost — $375,225,163) — 99.0%		411,623,223

Short-Term Securities
Short-Term Securities — 7.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.49% (d)(e)(f)	$22,987,091	22,987,091
BlackRock Cash Funds: Treasury, SL Agency Shares,0.36% (d)(e)	6,862,118	6,862,118

		29,849,209
Total Short-Term Securities (Cost — $29,849,209) — 7.2%		29,849,209
Total Investments (Cost — $405,074,372*) — 106.2%		441,472,432
Liabilities in Excess of Other Assets — (6.2)%		(25,962,033)

Net Assets — 100.0%		$415,510,399

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$417,735,409

Gross unrealized appreciation	$42,834,984
Gross unrealized depreciation	(19,097,961)

Net unrealized appreciation	$23,737,023

ACTIVE STOCK MASTER PORTFOLIO	SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	Active Stock Master Portfolio

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Convertible security.

(d)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Net Activity	Shares Held at September 30, 2016	Value at September 30, 2016	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	21,712,891	1,274,200	$22,987,091	$22,987,091	$112,333
BlackRock Cash Funds: Prime, SL Agency Shares	14,799,184	(14,799,184)	—	—	25,143
BlackRock Cash Funds: Treasury, SL Agency Shares	—	6,862,118	6,862,118	6,862,118	2,661
Total				$29,849,209	$140,137

(e)	Current yield as of period end.

(f)	All or a portion of security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
19	S&P 500 E-Mini Index	December 2016	2,052,380	$19,733

Portfolio Abbreviations

ADR	American Depositary Receipts
S&P	Standard and Poor’s

6	ACTIVE STOCK MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	Active Stock Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued investments and derivative financial instruments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments:
Common Stocks[1]	$411,151,873	—	—	$411,151,873
Preferred Stock[1]	471,350	—	—	471,350
Short-Term Securities	29,849,209	—	—	29,849,209

Total	$441,472,432	—	—	$441,472,432

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$19,733	—	—	$19,733
[1] See above Schedule of Investments for values in each industry.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

ACTIVE STOCK MASTER PORTFOLIO	SEPTEMBER 30, 2016	7

Schedule of Investments (concluded)	Active Stock Master Portfolio

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$69,000	—	—	$69,000
Liabilities:
Bank overdraft	—	$(209,281)	—	(209,281)
Collateral on securities loaned at value	—	(22,987,091)	—	(22,987,091)

Total	$69,000	$(23,196,372)	—	$(23,127,372)

During the period ended September 30, 2016, there were no transfers between levels.

8	ACTIVE STOCK MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments September 30, 2016 (Unaudited)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Asset-Backed Securities — 10.7%
Access Group, Inc., Series 2004-A, Class A2, 0.97%, 4/25/29 (a)	$579	$573,558
ACE Securities Corp. Home Equity Loan Trust (a):
Series 2005-AG1, Class A2D, 0.89%, 8/25/35	8	8,477
Series 2005-HE2, Class M3, 1.25%, 4/25/35	147	147,057
Series 2005-HE4, Class M2, 1.31%, 7/25/35	306	303,641
AmeriCredit Automobile Receivables Trust, Class D:
Series 2012-3, 3.03%, 7/09/18	621	621,971
Series 2012-4, 2.68%, 10/09/18	1,140	1,141,377
Series 2013-1, 2.09%, 2/08/19	2,600	2,609,667
Series 2015-3, 3.34%, 8/08/21	250	257,279
Series 2016-1, 3.59%, 2/08/22	420	434,757
AVANT Loans Funding Trust, Series 2016-A, Class A, 4.70%, 5/15/19 (b)	1,090	1,095,172
Carfinance Capital Auto Trust, Series 2014-1A, Class A, 1.46%, 12/17/18 (b)	44	43,949
Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/16/24	1,190	1,209,145
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15%, 7/15/21	2,940	3,006,497
College Loan Corp. Trust I, Series 2004-1, Class A4, 0.90%, 4/25/24 (a)	1,569	1,566,352
Conn’s Receivables Funding LLC, Series 2004-A, Class A, 4.68%, 4/16/18 (b)	1,377	1,380,052
Credit Suisse Mortgage Capital Certificates, Series 2006-CF3, Class A1, 1.07%, 10/25/36 (a)(b)	223	220,861
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90%, 10/17/22	1,160	1,179,379
Drive Auto Receivables Trust (b):
Series 2015-DA, Class C, 3.38%, 11/15/21	945	962,398
Series 2016-AA, Class C, 3.91%, 5/17/21	650	666,295
Series 2016-BA, Class B, 2.56%, 6/15/20	4,000	4,036,446

Asset-Backed Securities	Par (000)	Value
Asset-Backed Securities (continued)
Drive Auto Receivables Trust (b) (continued):
Series 2016-BA, Class C, 3.19%, 7/15/22	$1,900	$1,933,811
First Franklin Mortgage Loan Trust (a):
Series 2005-FF04, Class M1, 1.17%, 5/25/35	38	38,292
Series 2005-FF10, Class A4, 0.85%, 11/25/35	110	109,208
Flagship Credit Auto Trust, Series 2014-1, Class A, 1.21%, 4/15/19 (b)	165	165,401
HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, 1.73%, 11/20/36 (a)	2,196	2,191,078
HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 2A5, 0.00%, 3/25/36 (c)	267	265,818
JPMorgan Mortgage Acquisition Corp., Series 2005-OPT2, Class A1B, 0.82%, 12/25/35 (a)	24	24,345
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 1.16%, 9/27/35 (a)	797	787,856
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 1.47%, 4/25/35 (a)	606	606,257
National Collegiate Student Loan Trust (a):
Series 2004-2, Class A4, 0.84%, 11/27/28	990	981,381
Series 2005-1, Class A4, 0.77%, 11/27/28	56	55,190
Series 2005-3, Class A4, 0.81%, 4/25/29	733	726,977
Series 2006-1, Class A4, 0.78%, 3/27/28	512	499,095
Series 2006-2, Class A3, 0.74%, 11/25/27	3,625	3,527,937
Series 2006-4, Class A2, 0.67%, 12/27/27	78	77,455
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 2.04%, 1/15/21 (b)	2,420	2,429,893
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 4.10%, 3/20/28 (b)	2,800	2,881,920
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates (a):
Series 2004-WHQ2, Class M2, 1.47%, 2/25/35	719	716,959

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Asset-Backed Securities	Par (000)	Value
Asset-Backed Securities (continued)
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates (a) (continued):
Series 2005-WCW3, Class A2C, 0.91%, 8/25/35	$21	$20,583
RAMP Trust (a):
Series 2004-RS11, Class M1, 1.46%, 11/25/34	116	115,973
Series 2006-NC2, Class A2, 0.72%, 2/25/36	658	648,645
Series 2006-RZ3, Class A2, 0.69%, 8/25/36	408	406,715
RASC Trust (a):
Series 2005-AHL3, Class A2, 0.77%, 11/25/35	263	260,559
Series 2005-KS12, Class A3, 0.85%, 1/25/36	386	383,822
Santander Drive Auto Receivables Trust:
Series 2012-3, Class D, 3.64%, 5/15/18	1,244	1,249,055
Series 2012-4, Class D, 3.50%, 6/15/18	2,276	2,293,681
Series 2012-AA, Class C, 1.78%, 11/15/18 (b)	923	924,459
Series 2012-AA, Class D, 2.46%, 12/17/18 (b)	820	826,140
Series 2013-1, Class C, 1.76%, 1/15/19	587	587,717
Series 2013-3, Class C, 1.81%, 4/15/19	1,063	1,065,187
Series 2013-3, Class D, 2.42%, 4/15/19	3,160	3,194,781
Series 2013-4, Class C, 3.25%, 1/15/20	259	261,289
Series 2013-A, Class C, 3.12%, 10/15/19 (b)	2,030	2,047,800
Series 2014-1, Class B, 1.59%, 10/15/18	189	188,712
Series 2014-1, Class C, 2.36%, 4/15/20	910	916,797
Series 2014-2, Class C, 2.33%, 11/15/19	3,445	3,469,274
Series 2014-3, Class D, 2.65%, 8/17/20	2,400	2,436,953
Series 2014-4, Class B, 1.82%, 5/15/19	550	551,124
Series 2014-4, Class C, 2.60%, 11/16/20	540	545,948
Series 2014-5, Class C, 2.46%, 6/15/20	2,800	2,831,136
Series 2015-1, Class C, 2.57%, 4/15/21	760	769,469

Asset-Backed Securities	Par (000)	Value
Asset-Backed Securities (continued)
Santander Drive Auto Receivables Trust (continued):
Series 2015-2, Class C, 2.44%, 4/15/21	$700	$707,723
Series 2015-3, Class C, 2.74%, 1/15/21	1,230	1,251,472
Series 2015-3, Class D, 3.49%, 5/17/21	680	699,766
Series 2015-4, Class C, 2.97%, 3/15/21	580	590,646
Series 2016-2, Class C, 2.66%, 11/15/21	1,965	1,995,723
SLC Private Student Loan Trust, Series 2006-A, Class A5, 0.85%, 7/15/36 (a)	1,866	1,862,176
SLM Private Credit Student Loan Trust (a):
Series 2003-A, Class A2, 1.29%, 9/15/20	713	710,271
Series 2003-B, Class A2, 1.25%, 3/15/22	275	272,845
Series 2003-C, Class A2, 1.24%, 9/15/20	250	247,852
Series 2004-B, Class A2, 1.05%, 6/15/21	397	395,680
Series 2005-B, Class A2, 1.03%, 3/15/23	476	475,251
Series 2006-A, Class A4, 1.04%, 12/15/23	2,056	2,037,262
Series 2006-B, Class A4, 1.03%, 3/15/24	345	342,993
Series 2006-C, Class A4, 1.02%, 3/15/23	922	917,950
SLM Private Education Loan Trust (b):
Series 2010-A, Class 1A, 3.45%, 5/16/44 (a)	727	744,506
Series 2011-B, Class A2, 3.74%, 2/15/29	567	582,273
Series 2012-A, Class A1, 1.92%, 8/15/25 (a)	120	120,632
Series 2012-E, Class A1, 1.27%, 10/16/23 (a)	207	206,667
Series 2013-A, Class A1, 1.12%, 8/15/22 (a)	499	500,229
Series 2013-B, Class A1, 1.17%, 7/15/22 (a)	904	905,719
Series 2013-C, Class A1, 1.37%, 2/15/22 (a)	240	239,883
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A, 3.26%, 8/25/25 (b)	1,263	1,274,303

2	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Asset-Backed Securities	Par (000)	Value
Asset-Backed Securities (continued)
SoFi Professional Loan Program LLC, Series 2015-B, Class A2, 2.51%, 9/27/32 (b)	$214	$216,859
Soundview Home Loan Trust, Series 2005-OPT4, Class 2A3, 0.79%, 12/25/35 (a)	571	563,870
Terwin Mortgage Trust, Series 2006-5, Class 2A2, 0.74%, 6/25/37 (a)(b)	477	468,643
Trade MAPS 1 Ltd., Series 2013-1A (a)(b):
Class A, 1.22%, 12/10/18	4,150	4,143,224
Class B, 1.77%, 12/10/18	1,030	1,026,744
Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, 1/20/21 (b)	1,466	1,469,373
Total Asset-Backed Securities — 10.7%		90,449,557

Corporate Bonds
Aerospace & Defense — 0.5%
Harris Corp., 2.00%, 4/27/18	395	397,246
L-3 Communications Corp.:
3.95%, 11/15/16	152	152,496
1.50%, 5/28/17	170	170,128
4.75%, 7/15/20	720	786,228
4.95%, 2/15/21	1,618	1,785,681
Lockheed Martin Corp.:
1.85%, 11/23/18	370	374,433
2.50%, 11/23/20	650	670,983

		4,337,195
Auto Components — 0.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19	465	467,325
6.00%, 8/01/20	525	527,625
Johnson Controls, Inc., 1.40%, 11/02/17	1,000	1,002,982
Lear Corp.:
4.75%, 1/15/23	310	322,013
5.38%, 3/15/24	1,115	1,197,231
ZF North America Capital, Inc., 4.50%, 4/29/22 (b)	350	371,133

		3,888,309
Automobiles — 0.1%
General Motors Co.:
5.00%, 4/01/35	500	517,478
5.20%, 4/01/45	500	520,090

Corporate Bonds	Par (000)	Value
Automobiles (continued)
General Motors Co. (continued):
6.75%, 4/01/46	$90	$112,831

		1,150,399
Banks — 3.8%
Bank of Nova Scotia, 1.70%, 6/11/18	1,055	1,059,779
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.25%, 1/14/19	1,160	1,178,594
Cooperatieve Rabobank UA, 3.88%, 2/08/22	1,140	1,247,590
Credit Suisse Group Funding Guernsey Ltd.:
3.45%, 4/16/21 (b)	1,030	1,050,966
3.80%, 9/15/22	670	684,461
Discover Bank/Greenwood Delaware, 2.00%, 2/21/18	870	872,803
HSBC Bank USA NA, 5.88%, 11/01/34	590	714,337
HSBC Holdings PLC:
3.40%, 3/08/21	1,525	1,577,248
3.60%, 5/25/23	900	929,516
3.90%, 5/25/26	2,000	2,072,050
6.50%, 9/15/37	400	512,368
5.25%, 3/14/44	350	393,931
HSBC USA, Inc., 1.50%, 11/13/17	1,875	1,874,355
Lloyds Bank PLC, 1.75%, 5/14/18	1,660	1,664,905
Royal Bank of Canada, 1.20%, 9/19/17	2,960	2,958,727
Svenska Handelsbanken AB, 2.45%, 3/30/21	1,300	1,329,326
Toronto-Dominion Bank, 1.50%, 3/13/17 (b)	1,558	1,561,189
Wachovia Bank NA, 6.00%, 11/15/17	1,790	1,881,632
Wells Fargo & Co.:
2.13%, 4/22/19	2,370	2,402,827
1.75%, 5/24/19	2,200	2,209,898
3.00%, 1/22/21	1,390	1,441,124
4.65%, 11/04/44	180	189,353
4.40%, 6/14/46	400	407,220
Westpac Banking Corp., 1.60%, 8/19/19	1,700	1,700,075

		31,914,274
Beverages — 1.0%
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/01/19	735	742,096
2.65%, 2/01/21	1,030	1,062,853
3.30%, 2/01/23	1,200	1,266,611
4.70%, 2/01/36	500	574,886

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds	Par (000)	Value
Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	$460	$460,421
Bottling Group LLC, 5.13%, 1/15/19	340	368,766
Molson Coors Brewing Co., 1.45%, 7/15/19	175	174,493
PepsiCo, Inc.:
7.90%, 11/01/18	600	680,538
2.75%, 3/01/23	1,000	1,049,105
2.85%, 2/24/26	355	372,023
4.88%, 11/01/40	310	376,972
3.60%, 8/13/42	600	620,253
4.45%, 4/14/46	700	828,814

		8,577,831
Biotechnology — 0.4%
Biogen, Inc., 2.90%, 9/15/20	265	275,216
Celgene Corp., 2.30%, 8/15/18	600	608,124
Gilead Sciences, Inc.:
2.05%, 4/01/19	1,480	1,504,373
2.55%, 9/01/20	1,290	1,332,444

		3,720,157
Capital Markets — 3.2%
Bear Stearns Cos. LLC, 6.40%, 10/02/17	760	796,039
CME Group, Inc., 3.00%, 3/15/25	1,200	1,259,357
FMS Wertmanagement AoeR, 1.13%, 9/05/17	3,664	3,671,423
Goldman Sachs Group, Inc.:
6.15%, 4/01/18	460	489,951
2.90%, 7/19/18	820	839,427
2.63%, 1/31/19	820	836,750
7.50%, 2/15/19	360	406,895
2.00%, 4/25/19	155	156,032
2.55%, 10/23/19	460	470,105
6.00%, 6/15/20	1,040	1,182,860
2.88%, 2/25/21	1,275	1,307,695
2.35%, 11/15/21	490	488,863
5.75%, 1/24/22	430	499,462
3.63%, 1/22/23	240	253,571
6.75%, 10/01/37	500	636,655
6.25%, 2/01/41	990	1,294,498
Legg Mason, Inc., 2.70%, 7/15/19	1,285	1,306,502
Morgan Stanley:
4.75%, 3/22/17	980	996,139
6.25%, 8/28/17	510	531,195
2.20%, 12/07/18	450	454,709
2.50%, 1/24/19	1,140	1,161,613
5.63%, 9/23/19	2,940	3,255,930
3.13%, 7/27/26	2,100	2,112,556
6.38%, 7/24/42	460	626,791

Corporate Bonds	Par (000)	Value
Capital Markets (continued)
Morgan Stanley (continued):
4.30%, 1/27/45	$1,500	$1,605,653

		26,640,671
Chemicals — 0.5%
LyondellBasell Industries NV, 5.00%, 4/15/19	1,760	1,888,978
Monsanto Co.:
2.13%, 7/15/19	775	785,057
2.75%, 7/15/21	360	370,640
3.95%, 4/15/45	680	664,548
RPM International, Inc., 6.13%, 10/15/19	743	828,512

		4,537,735
Communications Equipment — 0.2%
Cisco Systems, Inc., 2.45%, 6/15/20	1,770	1,832,716
Consumer Finance — 1.1%
Capital One Bank USA NA, 2.15%, 11/21/18	730	737,596
Capital One NA, 1.50%, 9/05/17	1,650	1,649,053
MasterCard, Inc., 3.38%, 4/01/24	900	970,253
Navient Solutions, Inc., 0.00%, 10/03/22 (c)	1,680	1,486,437
S&P Global, Inc., 2.95%, 1/22/27 (b)	285	286,517
Synchrony Financial, 3.00%, 8/15/19	1,540	1,576,383
Visa, Inc.:
2.80%, 12/14/22	895	938,257
4.30%, 12/14/45	1,485	1,716,176

		9,360,672
Containers & Packaging — 0.0%
Ball Corp., 4.38%, 12/15/20	195	208,162
Diversified Financial Services — 5.2%
American Express Credit Corp.:
1.55%, 9/22/17	855	856,165
2.25%, 5/05/21	1,700	1,726,078
Bank of America Corp.:
6.88%, 4/25/18	1,060	1,143,590
5.49%, 3/15/19	600	648,266
5.63%, 7/01/20	760	853,145
Bank of America NA, 1.65%, 3/26/18	1,035	1,039,295
BNP Paribas SA:
1.38%, 3/17/17	1,480	1,480,884
2.40%, 12/12/18	600	609,130
Citigroup, Inc.:
1.80%, 2/05/18	1,710	1,714,311
2.50%, 9/26/18	900	914,282

4	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
Citigroup, Inc. (continued):
2.05%, 6/07/19	$2,200	$2,216,751
2.50%, 7/29/19	1,620	1,652,967
Ford Motor Credit Co. LLC:
3.00%, 6/12/17	1,790	1,808,917
1.72%, 12/06/17	1,690	1,691,589
2.02%, 5/03/19	1,650	1,653,219
1.90%, 8/12/19	615	614,112
3.34%, 3/18/21	990	1,018,548
General Motors Financial Co., Inc.:
2.40%, 5/09/19	1,700	1,709,585
4.20%, 3/01/21	1,200	1,262,834
3.45%, 4/10/22	780	791,159
3.70%, 5/09/23	400	406,823
4.00%, 1/15/25	680	686,423
4.30%, 7/13/25	280	288,474
5.25%, 3/01/26	480	527,176
Intercontinental Exchange, Inc.:
2.50%, 10/15/18	900	921,060
3.75%, 12/01/25	2,215	2,402,611
JPMorgan Chase & Co.:
2.00%, 8/15/17	1,220	1,226,982
4.25%, 10/15/20	1,770	1,918,569
2.55%, 3/01/21	1,600	1,629,360
2.40%, 6/07/21	1,300	1,314,674
3.25%, 9/23/22	780	818,127
3.20%, 1/25/23	580	604,790
2.95%, 10/01/26	2,200	2,205,757
4.85%, 2/01/44	300	362,164
4.95%, 6/01/45	340	380,847
JPMorgan Chase Bank NA, 6.00%, 10/01/17	800	834,335
Nasdaq, Inc., 3.85%, 6/30/26	1,405	1,470,153

		43,403,152
Diversified Telecommunication Services — 2.2%
AT&T, Inc.:
2.38%, 11/27/18	1,645	1,675,972
2.45%, 6/30/20	350	356,466
3.40%, 5/15/25	1,140	1,171,245
5.15%, 3/15/42	1,120	1,215,254
4.80%, 6/15/44	1,190	1,249,168
4.75%, 5/15/46	500	523,227
4.50%, 3/09/48 (b)	1,164	1,170,096
British Telecommunications PLC, 1.25%, 2/14/17	520	520,052
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 4/15/23	1,270	1,358,378
Frontier Communications Corp., 8.88%, 9/15/20	260	280,475
Qwest Corp., 6.75%, 12/01/21	900	1,002,375

Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.:
1.35%, 6/09/17	$1,540	$1,541,891
3.65%, 9/14/18	1,330	1,388,180
5.05%, 3/15/34	960	1,079,014
4.40%, 11/01/34	900	952,324
4.75%, 11/01/41	630	681,789
6.55%, 9/15/43	445	601,678
4.86%, 8/21/46	900	1,008,057
5.01%, 8/21/54	260	287,102

		18,062,743
Electric Utilities — 1.9%
Berkshire Hathaway Energy Co., 6.50%, 9/15/37	460	632,567
Commonwealth Edison Co.:
5.88%, 2/01/33	600	772,785
4.70%, 1/15/44	191	227,743
Duke Energy Corp.:
2.15%, 11/15/16	630	630,539
5.05%, 9/15/19	600	657,778
3.75%, 9/01/46	155	150,315
Duke Energy Florida, Inc., 3.85%, 11/15/42	460	479,984
Exelon Corp., 5.10%, 6/15/45	320	371,268
Indiana Michigan Power Co., 4.55%, 3/15/46	600	675,297
MidAmerican Energy Holdings Co., 5.75%, 4/01/18	1,920	2,045,386
Mississippi Power Co., 4.25%, 3/15/42	510	476,900
NextEra Energy Capital Holdings, Inc.:
1.65%, 9/01/18	505	506,995
2.70%, 9/15/19	1,040	1,065,208
Northern States Power Co., 5.25%, 7/15/35	760	961,785
Pacific Gas & Electric Co.:
5.63%, 11/30/17	460	483,051
3.25%, 9/15/21	430	456,520
3.75%, 8/15/42	460	473,038
PacifiCorp:
5.50%, 1/15/19	400	436,225
6.25%, 10/15/37	310	429,737
Progress Energy, Inc.:
4.88%, 12/01/19	920	1,007,681
4.40%, 1/15/21	1,110	1,212,220
South Carolina Electric & Gas Co., 4.10%, 6/15/46	700	747,036
Southern Power Co., 5.15%, 9/15/41	310	335,843

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
Tampa Electric Co., 2.60%, 9/15/22	$600	$617,428

		15,853,329
Electrical Equipment — 0.3%
Amphenol Corp.:
1.55%, 9/15/17	995	996,386
2.55%, 1/30/19	600	614,001
Roper Industries, Inc., 2.05%, 10/01/18	1,040	1,050,993

		2,661,380
Electronic Equipment, Instruments & Components — 0.2%
Flextronics International, Ltd., 4.75%, 6/15/25	340	361,991
Fortive Corp., 1.80%, 6/15/19 (b)	405	406,113
Tyco Electronics Group SA, 6.55%, 10/01/17	860	903,582

		1,671,686
Food & Staples Retailing — 0.3%
Walgreens Boots Alliance, Inc.:
1.75%, 11/17/17	1,520	1,528,318
2.70%, 11/18/19	720	741,947
2.60%, 6/01/21	315	322,361

		2,592,626
Food Products — 1.2%
ConAgra Foods, Inc., 3.20%, 1/25/23	705	733,545
Hershey Co., 3.38%, 8/15/46	1,100	1,090,066
Kellogg Co.:
3.25%, 5/21/18	470	484,657
3.25%, 4/01/26	595	620,655
Kraft Heinz Foods Co.:
3.95%, 7/15/25	980	1,060,300
5.20%, 7/15/45	1,190	1,407,325
4.38%, 6/01/46	1,145	1,211,440
Mondelez International, Inc., 2.25%, 2/01/19	600	610,313
Pilgrim’s Pride Corp., 5.75%, 3/15/25 (b)	860	885,800
Sysco Corp., 4.50%, 4/01/46	475	517,942
Tyson Foods, Inc., 3.95%, 8/15/24	1,650	1,780,873

		10,402,916
Gas Utilities — 0.1%
Southern California Gas Co., 3.75%, 9/15/42	540	573,658
Health Care Equipment & Supplies — 1.6%
Baxter International, Inc., 2.60%, 8/15/26	2,310	2,283,324

Corporate Bonds	Par (000)	Value
Health Care Equipment & Supplies (continued)
Becton Dickinson & Co.:
1.45%, 5/15/17	$210	$210,347
2.68%, 12/15/19	335	345,958
Boston Scientific Corp.:
2.65%, 10/01/18	600	613,735
2.85%, 5/15/20	225	231,891
3.85%, 5/15/25	1,300	1,383,305
Covidien International Finance SA, 4.20%, 6/15/20	1,485	1,621,474
Medtronic, Inc.:
2.50%, 3/15/20	755	780,890
3.15%, 3/15/22	895	951,638
St Jude Medical, Inc., 2.00%, 9/15/18	575	581,050
Stryker Corp.:
2.63%, 3/15/21	245	252,547
3.38%, 11/01/25	140	146,840
4.38%, 5/15/44	900	974,885
4.63%, 3/15/46	385	431,829
Thermo Fisher Scientific, Inc.:
2.15%, 12/14/18	340	343,800
3.00%, 4/15/23	470	481,338
Zimmer Holdings, Inc.:
2.00%, 4/01/18	530	533,542
2.70%, 4/01/20	1,340	1,369,251

		13,537,644
Health Care Providers & Services — 1.3%
Aetna, Inc.:
1.90%, 6/07/19	1,150	1,160,552
3.20%, 6/15/26	870	884,551
4.38%, 6/15/46	800	837,718
AmerisourceBergen Corp., 1.15%, 5/15/17	1,770	1,768,866
Cardinal Health, Inc., 1.70%, 3/15/18	660	662,238
CR Bard, Inc., 3.00%, 5/15/26	1,000	1,013,379
HCA, Inc., 3.75%, 3/15/19	935	966,556
Laboratory Corp. of America Holdings, 3.60%, 2/01/25	375	393,915
McKesson Corp., 1.40%, 3/15/18	1,330	1,329,674
Quest Diagnostics, Inc., 2.50%, 3/30/20	705	713,370
UnitedHealth Group, Inc.:
2.70%, 7/15/20	270	280,541
3.10%, 3/15/26	400	417,907
4.75%, 7/15/45	300	359,756

		10,789,023
Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp.:
2.10%, 12/07/18	275	279,200
2.75%, 12/09/20	150	155,649

6	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
McDonald’s Corp. (continued):
6.30%, 10/15/37	$310	$409,902
4.88%, 12/09/45	950	1,102,542

		1,947,293
Household Products — 0.2%
Newell Brands, Inc.:
2.60%, 3/29/19	345	352,742
3.85%, 4/01/23	620	659,969
Whirlpool Corp., 1.35%, 3/01/17	755	755,445

		1,768,156
Independent Power and Renewable Electricity Producers — 0.1%
Constellation Energy Group, Inc., 5.15%, 12/01/20	360	400,305
Exelon Generation Co. LLC, 5.75%, 10/01/41	170	179,440
PSEG Power LLC:
2.45%, 11/15/18	140	142,431
4.15%, 9/15/21	350	374,264

		1,096,440
Industrial Conglomerates — 0.0%
General Electric Co., 6.75%, 3/15/32	54	75,889
Insurance — 2.0%
Aflac, Inc.:
3.63%, 11/15/24	2,480	2,666,940
3.25%, 3/17/25	900	941,238
2.88%, 10/15/26	2,900	2,918,809
American International Group, Inc., 3.30%, 3/01/21	320	335,744
Aon PLC, 4.60%, 6/14/44	450	476,192
Berkshire Hathaway, Inc., 3.13%, 3/15/26	1,355	1,424,186
Chubb Corp., 6.00%, 5/11/37	260	353,270
Chubb INA Holdings, Inc., 3.35%, 5/15/24	660	702,229
Fidelity National Financial, Inc., 5.50%, 9/01/22	385	423,862
Markel Corp.:
5.35%, 6/01/21	400	448,928
3.63%, 3/30/23	400	413,725
5.00%, 4/05/46	400	435,408
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/19	880	893,521
3.30%, 3/14/23	175	183,429
3.50%, 3/10/25	520	549,261
3.75%, 3/14/26	1,150	1,243,026
MetLife, Inc., 3.05%, 12/15/22	1,300	1,353,825
Protective Life Corp., 8.45%, 10/15/39	122	172,146

Corporate Bonds	Par (000)	Value
Insurance (continued)
Willis Group Holdings PLC, 5.75%, 3/15/21	$350	$394,163
XLIT Ltd., 5.75%, 10/01/21	430	492,205

		16,822,107
Internet Software & Services — 0.8%
Baidu, Inc.:
3.25%, 8/06/18	2,060	2,113,947
2.75%, 6/09/19	532	543,410
eBay, Inc., 2.20%, 8/01/19	1,600	1,620,517
Equinix, Inc.:
5.38%, 1/01/22	555	586,913
5.75%, 1/01/25	430	456,875
Expedia, Inc., 5.00%, 2/15/26 (b)	400	421,000
Priceline Group, Inc., 3.60%, 6/01/26	745	781,115
VeriSign, Inc., 4.63%, 5/01/23	415	420,706

		6,944,483
IT Services — 0.7%
Alibaba Group Holding Ltd.:
2.50%, 11/28/19	1,795	1,831,002
3.60%, 11/28/24	445	466,041
Broadridge Financial Solutions, Inc., 3.40%, 6/27/26	720	738,498
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/19 (b)	300	308,541
Fidelity National Information Services, Inc., 3.63%, 10/15/20	1,280	1,357,659
Verisk Analytics, Inc., 4.00%, 6/15/25	1,380	1,465,342

		6,167,083
Machinery — 0.2%
Illinois Tool Works, Inc., 1.95%, 3/01/19	1,190	1,213,449
Ingersoll-Rand Global Holding Co. Ltd., 2.88%, 1/15/19	140	143,892
Trinity Acquisition PLC, 6.13%, 8/15/43	210	239,481

		1,596,822
Media — 1.2%
Altice Financing SA, 6.63%, 2/15/23 (b)	480	492,600
Charter Communications Operating LLC/Charter Communications Operating Capital (b):
3.58%, 7/23/20	395	412,853
4.91%, 7/23/25	2,600	2,867,943
6.48%, 10/23/45	900	1,088,390
Comcast Corp., 3.40%, 7/15/46	555	539,517

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016	7

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds	Par (000)	Value
Media (continued)
DISH DBS Corp.:
7.88%, 9/01/19	$780	$873,600
6.75%, 6/01/21	360	388,800
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.25%, 2/15/22	260	270,400
Scripps Networks Interactive, Inc., 2.70%, 12/15/16	680	681,604
Time Warner Cable, Inc.:
5.00%, 2/01/20	680	737,118
4.50%, 9/15/42	510	486,672
Time Warner, Inc., 2.10%, 6/01/19	1,220	1,238,302

		10,077,799
Metals & Mining — 0.1%
Southern Copper Corp., 5.88%, 4/23/45	500	497,414
Vale Overseas Ltd., 4.38%, 1/11/22	148	146,335

		643,749
Multi-Utilities — 0.2%
Consolidated Edison Co. of New York, Inc., 4.20%, 3/15/42	220	240,628
Dominion Resources, Inc.:
6.40%, 6/15/18	330	355,863
4.45%, 3/15/21	630	692,607
SCANA Corp., 4.13%, 2/01/22	170	177,711

		1,466,809
Oil, Gas & Consumable Fuels — 3.4%
Boardwalk Pipelines LP, 5.95%, 6/01/26	750	829,176
BP Capital Markets PLC:
2.24%, 5/10/19	900	914,370
2.11%, 9/16/21	1,040	1,046,044
Buckeye Partners LP:
2.65%, 11/15/18	1,460	1,474,599
4.35%, 10/15/24	580	588,625
Canadian Natural Resources Ltd., 6.25%, 3/15/38	500	559,341
Cimarex Energy Co., 4.38%, 6/01/24	500	522,222
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	170	170,204
Energy Transfer Partners LP:
9.70%, 3/15/19	262	300,594
9.00%, 4/15/19	123	140,447
Enterprise Products Operating LLC, 5.10%, 2/15/45	700	752,825
Exxon Mobil Corp.:
2.73%, 3/01/23	720	745,513

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp. (continued):
4.11%, 3/01/46	$1,030	$1,151,327
Hess Corp., 1.30%, 6/15/17	350	349,998
Kinder Morgan Energy Partners LP, 5.63%, 9/01/41	275	272,780
Kinder Morgan, Inc., 3.05%, 12/01/19	265	270,793
Magellan Midstream Partners LP, 5.00%, 3/01/26	900	1,025,328
Marathon Petroleum Corp., 2.70%, 12/14/18	1,600	1,634,526
Occidental Petroleum Corp.:
3.40%, 4/15/26	875	923,132
4.40%, 4/15/46	1,295	1,429,549
ONEOK Partners LP, 6.13%, 2/01/41	800	861,967
Petroleos Mexicanos:
5.50%, 2/04/19 (b)	700	738,150
4.88%, 1/24/22	400	408,000
4.63%, 9/21/23 (b)	1,035	1,036,449
6.88%, 8/04/26 (b)	952	1,073,380
6.38%, 1/23/45	860	821,300
Shell International Finance BV:
2.13%, 5/11/20	525	532,922
1.88%, 5/10/21	1,200	1,201,272
Statoil ASA:
1.95%, 11/08/18	850	858,335
2.75%, 11/10/21	1,680	1,751,842
Total Capital International SA, 2.10%, 6/19/19	980	999,351
TransCanada PipeLines Ltd., 4.88%, 1/15/26	960	1,110,608
Western Gas Partners LP, 4.65%, 7/01/26	1,300	1,345,366
Williams Partners LP:
3.90%, 1/15/25	300	299,375
4.00%, 9/15/25	225	224,959
5.10%, 9/15/45	600	585,373

		28,950,042
Pharmaceuticals — 1.7%
AbbVie, Inc., 2.50%, 5/14/20	490	499,542
Actavis Funding SCS, 2.35%, 3/12/18	1,320	1,333,610
Baxalta, Inc., 2.88%, 6/23/20	775	794,757
Bayer US Finance LLC, 1.50%, 10/06/17 (b)	1,000	999,053
GlaxoSmithKline Capital, Inc., 5.65%, 5/15/18	360	384,843
Johnson & Johnson, 3.70%, 3/01/46	725	807,902
Novartis Capital Corp.:
3.40%, 5/06/24	630	689,401

8	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds	Par (000)	Value
Pharmaceuticals (continued)
Novartis Capital Corp. (continued):
4.40%, 5/06/44	$1,280	$1,511,811
Pfizer, Inc.:
6.20%, 3/15/19	460	512,297
7.20%, 3/15/39	800	1,225,438
4.30%, 6/15/43	760	861,127
Shire Acquisitions Investments Ireland DAC, 1.90%, 9/23/19	2,500	2,498,717
Teva Pharmaceutical Finance Netherlands III BV:
1.40%, 7/20/18	810	807,486
1.70%, 7/19/19	370	369,163
2.20%, 7/21/21	635	632,605
Zoetis, Inc., 3.45%, 11/13/20	355	371,088

		14,298,840
Real Estate Investment Trusts (REITs) — 1.5%
Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20	1,190	1,207,999
American Tower Corp.:
4.50%, 1/15/18	630	653,414
3.40%, 2/15/19	538	559,005
2.80%, 6/01/20	1,190	1,220,677
5.05%, 9/01/20	400	442,230
3.45%, 9/15/21	740	778,818
4.70%, 3/15/22	1,500	1,667,248
3.38%, 10/15/26	280	283,813
Corrections Corp. of America:
4.13%, 4/01/20	760	714,400
4.63%, 5/01/23	735	644,963
HCP, Inc., 6.70%, 1/30/18	1,190	1,269,605
Senior Housing Properties Trust, 3.25%, 5/01/19	1,600	1,613,358
Simon Property Group LP, 4.13%, 12/01/21	1,000	1,101,705
WEA Finance LLC/Westfield UK & Europe Finance PLC, 2.70%, 9/17/19 (b)	655	671,515

		12,828,750
Semiconductors & Semiconductor Equipment — 0.2%
Applied Materials, Inc., 2.63%, 10/01/20	480	496,969
KLA-Tencor Corp., 3.38%, 11/01/19	280	290,074
Lam Research Corp., 3.45%, 6/15/23	170	173,887
NVIDIA Corp., 3.20%, 9/16/26	665	670,236

		1,631,166
Software — 1.0%
Activision Blizzard, Inc. (b):
2.30%, 9/15/21	200	200,522

Corporate Bonds	Par (000)	Value
Software (continued)
Activision Blizzard, Inc. (b) (continued):
3.40%, 9/15/26	$710	$713,042
Hewlett Packard Enterprise Co. (b):
4.90%, 10/15/25	1,900	2,027,881
6.35%, 10/15/45	200	206,389
Microsoft Corp.:
2.00%, 8/08/23	1,430	1,428,088
3.45%, 8/08/36	1,100	1,120,542
4.45%, 11/03/45	700	795,834
Oracle Corp., 3.85%, 7/15/36	1,400	1,453,698

		7,945,996
Specialty Retail — 0.6%
Home Depot, Inc.:
5.88%, 12/16/36	600	822,947
5.40%, 9/15/40	600	782,103
L Brands, Inc., 8.50%, 6/15/19	1,190	1,389,325
O’Reilly Automotive, Inc.:
4.63%, 9/15/21	1,580	1,739,925
3.55%, 3/15/26	305	323,328

		5,057,628
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.:
2.85%, 5/06/21	1,620	1,707,213
2.85%, 2/23/23	865	910,595
4.65%, 2/23/46	650	750,052

		3,367,860
Tobacco — 1.5%
Altria Group, Inc., 5.38%, 1/31/44	2,610	3,286,068
Philip Morris International, Inc.:
5.65%, 5/16/18	1,280	1,368,866
1.88%, 1/15/19	1,060	1,071,301
2.90%, 11/15/21	430	451,294
6.38%, 5/16/38	760	1,062,355
4.13%, 3/04/43	100	107,553
4.25%, 11/10/44	445	492,873
Reynolds American, Inc.:
2.30%, 6/12/18	2,020	2,049,373
3.25%, 6/12/20	127	133,613
4.00%, 6/12/22	305	331,339
6.15%, 9/15/43	240	316,383
5.85%, 8/15/45	1,265	1,644,637

		12,315,655
Wireless Telecommunication Services — 0.5%
American Tower Corp.:
2.25%, 1/15/22	960	958,041
3.13%, 1/15/27	800	796,281
Crown Castle International Corp.:
2.25%, 9/01/21	275	274,777

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016	9

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds	Par (000)	Value
Wireless Telecommunication Services (continued)
Crown Castle International Corp. (continued):
4.88%, 4/15/22	$830	$925,865
4.45%, 2/15/26	500	549,137
3.70%, 6/15/26	445	464,313

		3,968,414
Total Corporate Bonds — 42.1%		354,687,259

Foreign Agency Obligations
Canada Government International Bond, 1.13%, 3/19/18	1,880	1,887,426
Colombia Government International Bond:
4.00%, 2/26/24	740	788,100
4.50%, 1/28/26	2,430	2,679,075
Export-Import Bank of Korea, 2.38%, 8/12/19	1,650	1,692,313
Mexico Government International Bond:
3.50%, 1/21/21	865	919,495
6.75%, 9/27/34	720	952,200
Peruvian Government International Bond, 4.13%, 8/25/27	745	851,162
Tunisia Government AID Bonds, 2.45%, 7/24/21	327	344,328
Uruguay Government International Bond, 5.10%, 6/18/50	600	622,500
Total Foreign Agency Obligations — 1.3%		10,736,599

Investment Companies (d)
iShares 0-5 Year TIPS Bond ETF	1	101
iShares 1-3 Year Treasury Bond ETF	1	85
iShares 10-20 Year Treasury Bond ETF	1	145
iShares 3-7 Year Treasury Bond ETF	1	127
iShares 7-10 Year Treasury Bond ETF	1	112
iShares Agency Bond ETF	1	116
iShares Core U.S. Treasury Bond ETF	1	26
iShares Short Treasury Bond ETF	1	110
iShares TIPS Bond ETF	1	116
Total Investment Companies — 0.0%		938

Corporate Bonds	Par (000)	Value
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge, Series S-1, 7.04%, 4/01/50	$260	$417,820
Chicago Transit Authority, RB, Pension Funding, Series B, 6.90%, 12/01/40	150	198,192
City & County of San Francisco California Public Utilities Commission Water Revenue, RB, Build America Bonds, Sub-Series G, 6.95%, 11/01/50	140	216,952
City of Los Angeles California Department of Water & Power, RB, Build America Bonds, Series D, 6.57%, 7/01/45	110	168,172
City of New York New York Transitional Finance Authority, RB, Build America Bonds, Future Tax Secured, Sub-Series B-1, 5.57%, 11/01/38	150	197,609
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Build America Bonds, Fiscal 2010, Series EE, 6.01%, 6/15/42	310	448,973
County of Orange California Local Transportation Authority, Refunding RB, Build America Bonds, Series A, 6.91%, 2/15/41	150	218,583
County of San Diego California Regional Transportation Commission, RB, Build America Bonds, Series A, 5.91%, 4/01/48	190	270,991
Metropolitan Water District of Southern California, RB, Build America Bonds, Series A, 6.95%, 7/01/40	360	426,215
New Jersey State Turnpike Authority, RB, Build America Bonds, Series A, 7.10%, 1/01/41	220	335,452
Port Authority of New York & New Jersey, RB, 164th Series, 5.65%, 11/01/40	260	343,525
Port Authority of New York & New Jersey, Refunding RB, 174th Series, 4.46%, 10/01/62	220	254,190

10	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Municipal Bonds	Par (000)	Value
State of California, GO, Build America Bonds, Various Purposes:
7.55%, 4/01/39	$350	$559,003
7.63%, 3/01/40	350	557,046
7.60%, 11/01/40	90	146,435
State of Illinois, GO:
Pension, 5.10%, 6/01/33	310	298,322
Build America Bonds, 7.35%, 7/01/35	210	236,855
State of Mississippi, GO, Refunding, Build America Bonds, Series F, 5.25%, 11/01/34	190	242,208
State of New York Dormitory Authority, RB, Build America Bonds, General Purpose, Series H, 5.39%, 3/15/40	225	299,275
State of Oregon Department of Transportation, RB, Sub-Lien, Series A, 5.83%, 11/15/34	140	191,750
University of California, Refunding RB, General, Series AJ, 4.60%, 5/15/31	310	362,154
University of Missouri, RB, Build America Bonds, Curators of the University, Series A, 5.79%, 11/01/41	110	157,617
Total Municipal Bonds — 0.8%		6,547,339

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 6.5%
Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.00%, 2/25/21	27	27,385
Citigroup Mortgage Loan Trust, Series 2014-A, Class A, 4.00%, 1/25/35 (a)(b)	228	236,402
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 1A6, 5.25%, 8/25/35	47	47,605
CSMC Trust, Series 2013-8R (a)(b):
Class 7A1, 0.68%, 4/27/37	412	407,267
Class 8A1, 0.76%, 5/27/37	505	500,225
Fannie Mae Connecticut Avenue Securities (a):
Series 2013-C01, Class M1, 2.53%, 10/25/23	2,099	2,125,330
Series 2014-C01, Class M1, 2.13%, 1/25/24	700	704,957

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Fannie Mae Connecticut Avenue Securities (a) (continued):
Series 2014-C02, Class 1M1, 1.48%, 5/25/24	$1,677	$1,679,019
Series 2014-C02, Class 2M1, 1.48%, 5/25/24	1,676	1,676,505
Series 2014-C03, Class 1M1.., 1.73%, 7/25/24	2,003	2,007,851
Series 2014-C03, Class 2M1., 1.73%, 7/25/24	1,547	1,551,828
Series 2014-C04, Class 1M1, 2.48%, 11/25/24	255	256,607
Series 2014-C04, Class 2M1, 2.63%, 11/25/24	272	272,496
Series 2015-C01, Class 1M1, 2.03%, 2/25/25	641	641,578
Series 2015-C02, Class 2M1, 1.73%, 5/25/25	374	374,494
Series 2015-C03, Class 2M1, 2.03%, 7/25/25	327	327,990
Series 2015-C04, Class 2M1, 2.23%, 4/25/28	1,301	1,306,954
Series 2016-C02, Class 1M1, 2.68%, 9/25/28	1,930	1,957,685
Series 2016-C03, Class 2M1, 2.73%, 10/25/28	4,266	4,325,678
Series 2016-C04, Class 1M1, 1.98%, 1/25/29	4,250	4,275,711
Series 2016-C05, Class 2M1, 1.88%, 1/25/29	2,631	2,641,757
Freddie Mac Structured Agency Credit Risk Debt Notes (a):
Series 2013-DN1, Class M1, 3.93%, 7/25/23	2,083	2,121,921
Series 2013-DN2, Class M1, 1.98%, 11/25/23	2,058	2,066,325
Series 2014-DN2, Class M2, 2.18%, 4/25/24	2,700	2,724,571
Series 2014-DN3, Class M2, 2.93%, 8/25/24	1,080	1,086,042
Series 2014-HQ1, Class M2, 3.03%, 8/25/24	2,100	2,133,471
Series 2014-HQ2, Class M1, 1.98%, 9/25/24	278	279,768
Series 2014-HQ3, Class M2, 3.18%, 10/25/24	1,847	1,868,693
Series 2015-DN1, Class M2, 2.93%, 1/25/25	2,356	2,376,194
Series 2015-DN1, Class M3, 4.68%, 1/25/25	2,314	2,448,257
Series 2015-DNA3, Class M1, 1.88%, 4/25/28	1,662	1,665,892

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016	11

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes (a) (continued):
Series 2015-HQA1, Class M2, 3.18%, 3/25/28	$4,120	$4,215,595
Series 2016-DNA1, Class M2, 3.43%, 7/25/28	460	475,286
Series 2016-HQA1, Class M1, 2.28%, 9/25/28	1,911	1,919,554
Series 2016-HQA3, Class M1, 1.32%, 3/25/29	1,500	1,500,459
Nomura Resecuritization Trust, Series 2014-1R, Class 5A1, 0.67%, 10/26/36 (a)(b)	674	657,730
RALI Trust:
Series 2004-QS5, Class A5, 4.75%, 4/25/34	26	25,921
Series 2004-QS9, Class A1, 5.00%, 6/25/19	31	31,150
RBSSP Resecuritization Trust, Series 2009-6, Class 13A4, 2.88%, 8/26/35 (a)(b)	211	211,015

		55,153,168
Commercial Mortgage-Backed Securities — 6.7%
Banc of America Commercial Mortgage Trust:
Series 2006-6, Class A4, 5.36%, 10/10/45	187	187,266
Series 2007-3, Class A4, 5.72%, 6/10/49 (a)	924	934,877
Series 2007-3, Class AMF, 5.32%, 6/10/49	660	670,125
Series 2007-4, Class A4, 5.94%, 2/10/51 (a)	743	758,465
Series 2007-5, Class A4, 5.49%, 2/10/51	1,356	1,387,441
Series 2015-UBS7, Class B, 4.51%, 9/15/48 (a)	360	397,652
CD Commercial Mortgage Trust, Series 2007-CD4:
Class A4, 5.32%, 12/11/49	1,404	1,409,694
Class AMFX, 5.37%, 12/11/49 (a)	170	171,621
Citigroup Commercial Mortgage Trust:
Series 2007-C6, Class A4, 5.90%, 12/10/49 (a)	3,260	3,319,123
Series 2008-C7, Class A4, 6.33%, 12/10/49 (a)	1,506	1,552,685
Series 2016-GC36, Class A5, 3.62%, 2/10/49	550	597,409

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust:
Series 2007-C9, Class A4, 6.01%, 12/10/49 (a)	$883	$903,459
Series 2007-C9, Class AJ, 5.65%, 12/10/49 (a)	920	944,390
Series 2007-GG9, Class A1A, 5.43%, 3/10/39	1,777	1,784,962
Series 2007-GG9, Class A4, 5.44%, 3/10/39	1,947	1,949,908
Series 2007-GG9, Class AM, 5.48%, 3/10/39	590	594,865
Series 2008-LS1, Class A4B, 6.30%, 12/10/49 (a)	434	446,286
Series 2013-CR11, Class B, 5.33%, 10/10/46 (a)	380	436,894
Series 2013-LC6, Class AM, 3.28%, 1/10/46	400	417,294
Series 2014-CR17, Class A5, 3.98%, 5/10/47	670	741,751
Credit Suisse Commercial Mortgage Trust:
Series 2007-C1, Class A3, 5.38%, 2/15/40	1,159	1,160,970
Series 2007-C2, Class A3, 5.54%, 1/15/49 (a)	33	32,919
Series 2007-C2, Class AM, 5.62%, 1/15/49 (a)	300	303,287
DBJPM Mortgage Trust, Series 2016-C1, Class B, 4.20%, 5/10/49 (a)	330	361,444
GS Mortgage Securities Corp. II, Series 2015-GC30, Class B, 4.15%, 5/10/50 (a)	300	310,049
GS Mortgage Securities Trust:
Series 2007-GG10, Class A4, 5.99%, 8/10/45 (a)	2,392	2,428,555
Series 2012-GCJ7, Class AS, 4.09%, 5/10/45	280	306,836
Series 2013-GC13, Class A5, 4.17%, 7/10/46 (a)	170	190,505
Series 2013-GC16, Class A3, 4.24%, 11/10/46	480	540,508
Series 2014-GC20, Class A5, 4.00%, 4/10/47	730	808,069
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14, Class A4, 4.13%, 8/15/46 (a)	430	479,387
Series 2013-C14, Class AS, 4.41%, 8/15/46 (a)	240	266,431
Series 2013-C17, Class A4, 4.20%, 1/15/47	750	840,772

12	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust (continued):
Series 2014-C19, Class A4, 4.00%, 4/15/47	$1,320	$1,460,661
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB17, Class A4, 5.43%, 12/12/43	4	4,258
Series 2007-CB20, Class A4, 5.79%, 2/12/51 (a)	2,563	2,629,234
Series 2011-C5, Class A3, 4.17%, 8/15/46	305	334,469
Series 2012-CBX, Class AS, 4.27%, 6/15/45	350	382,832
LB Commercial Mortgage Trust, Series 2007-C3, Class A4, 6.11%, 7/15/44 (a)	529	543,181
LB-UBS Commercial Mortgage Trust:
Series 2006-C7, Class AM, 5.38%, 11/15/38	206	206,213
Series 2007-C1, Class A4, 5.42%, 2/15/40	493	495,346
Series 2007-C2, Class A3, 5.43%, 2/15/40	1,292	1,302,647
Series 2007-C2, Class AM, 5.49%, 2/15/40 (a)	540	548,650
Series 2007-C7, Class A3, 5.87%, 9/15/45 (a)	847	877,374
ML-CFC Commercial Mortgage Trust (a):
Series 2007-7, Class A4, 5.81%, 6/12/50	1,361	1,384,020
Series 2007-8, Class A3, 6.07%, 8/12/49	3,056	3,123,139
Morgan Stanley Bank of America Merrill Lynch Trust, Class A4:
Series 2013-C10, 4.22%, 7/15/46 (a)	470	526,931
Series 2013-C13, 4.04%, 11/15/46	460	514,671
Series 2015-C20, 3.25%, 2/15/48	1,040	1,105,561
Morgan Stanley Capital I Trust:
Series 2007-HQ11, Class A1A, 5.42%, 2/12/44 (a)	760	764,651
Series 2007-HQ11, Class A4, 5.45%, 2/12/44 (a)	643	644,308
Series 2007-IQ13, Class AM, 5.41%, 3/15/44	812	817,900
Series 2007-IQ15, Class A4, 6.10%, 6/11/49 (a)	51	52,821

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust (continued):
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	$1,362	$1,400,241
Series 2007-T25, Class A3, 5.51%, 11/12/49 (a)	217	217,595
Series 2007-T27, Class A4, 5.82%, 6/11/42 (a)	1,546	1,578,455
Series 2007-T27, Class AM, 5.82%, 6/11/42 (a)	630	643,740
Series 2012-C4, Class A4, 3.24%, 3/15/45	680	724,239
Series 2015-MS1, Class A4, 3.78%, 5/15/48	550	606,884
ORES NPL LLC, Series 2014-LV3, Class A, 3.00%, 3/27/24 (b)	37	37,358
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	505	526,836
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class AM, 5.60%, 10/15/48 (a)	1,080	1,078,890
Series 2007-C34, Class A3, 5.68%, 5/15/46	1,116	1,135,905
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class AS, 3.81%, 12/15/47	510	551,920
WF-RBS Commercial Mortgage Trust:
Series 2012-C08, Class AS, 3.66%, 8/15/45	640	686,824
Series 2012-C10, Class AS, 3.24%, 12/15/45	460	478,823
Series 2013-C18, Class A5, 4.16%, 12/15/46 (a)	570	636,796
Series 2014-C23, Class A4, 3.65%, 10/15/57	330	357,463

		56,016,735
Total Non-Agency Mortgage-Backed Securities — 13.2%		111,169,903

Preferred Securities
Capital Trust — 0.0%
Diversified Financial Services — 0.0%
Bank of New York Mellon Corp., Series D, 4.50% (a)(e)	394	386,120

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016	13

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

U.S. Government Sponsored Agency Securities	Par (000)	Value
Agency Obligations — 2.7%
Fannie Mae:
0.00%, 10/09/19 (c)	$13,860	$13,303,937
1.63%, 1/21/20	900	916,192
3.50%, 5/01/46	1,444	1,524,051
6.32%, 12/20/27	290	407,860
Fannie Mae STRIPS, 0.00%, 3/23/28 - 5/15/29 (c)	1,855	1,367,177
Federal Farm Credit Banks, 2.00%, 4/04/22	897	924,537
Federal Home Loan Bank, 4.00%, 9/01/28	495	588,016
Financing Corp., 0.00%, 11/02/18 (c)	2,930	2,868,262
Resolution Funding Corp., 8.13%, 10/15/19	1,040	1,255,661

		23,155,693
Collateralized Mortgage Obligations — 0.1%
Freddie Mac, Series 2015-HQ1, Class M3, 4.33%, 3/25/25 (a)	860	909,347
Commercial Mortgage-Backed Securities — 0.2%
Freddie Mac, Class A2:
Series K025, 2.68%, 10/25/22	900	948,609
Series K031, 3.30%, 4/25/23 (a)	281	306,788

		1,255,397
Mortgage-Backed Securities — 45.1%
Fannie Mae Mortgage-Backed Securities:
1.91%, 4/01/43 - 5/01/43 (a)	326	333,558
2.05%, 6/01/43 (a)	272	278,677
2.43%, 2/01/42 (a)	17	17,722
2.50%, 9/01/28 - 4/01/45 (f)	2,805	2,889,144
2.76%, 1/01/42 (a)	140	145,244
2.84%, 4/01/40 (a)	38	40,070
3.00%, 8/01/27 - 10/01/46 (f)	23,733	24,721,159
3.01%, 8/01/41 (a)	203	213,841
3.31%, 9/01/41 (a)	158	164,301
3.50%, 11/01/31 - 10/01/46 (f)	86,210	91,012,803
4.00%, 8/01/25 - 10/01/46 (f)	45,656	49,054,166
4.50%, 7/01/25 - 10/01/46 (f)	44,859	49,122,006
5.00%, 1/01/18 - 10/01/46 (f)	25,026	27,831,791
5.50%, 9/01/19 - 10/01/46 (f)	2,994	3,374,984
6.00%, 11/01/22 - 8/01/38	1,301	1,498,054
6.50%, 12/01/30 - 12/01/32	1,563	1,827,822
Freddie Mac Mortgage-Backed Securities:
1.79%, 6/01/43 (a)	72	73,868

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities (continued):
2.45%, 5/01/43 (a)	$199	$205,298
2.50%, 10/01/31 (f)	4,425	4,584,023
2.52%, 8/01/43 (a)	82	84,946
2.53%, 1/01/42 (a)	7	7,668
2.80%, 2/01/40 (a)	217	229,044
2.88%, 4/01/38 (a)	297	314,640
2.96%, 8/01/41 (a)	138	144,071
3.00%, 5/01/27 - 10/01/46 (f)	3,834	4,024,237
3.34%, 7/01/41 (a)	133	140,240
3.50%, 3/01/32 - 10/01/46 (f)	17,722	18,783,558
4.00%, 3/01/26 - 10/01/46 (f)	14,404	15,457,492
4.50%, 8/01/20 - 10/01/46 (f)	8,702	9,561,811
5.00%, 10/01/20 - 10/01/46 (f)	3,083	3,413,988
5.50%, 5/01/34 - 10/01/46 (f)	1,342	1,520,066
6.00%, 9/01/36 - 1/01/38	516	592,079
6.50%, 5/01/21 - 7/01/32	574	688,894
Ginnie Mae Mortgage-Backed Securities:
2.50%, 10/01/46 (f)	75	76,207
3.00%, 10/01/46 (f)	4,550	4,765,304
3.50%, 1/15/41 - 10/01/46 (f)	29,007	30,879,493
4.00%, 9/15/40 - 10/01/46 (f)	14,701	15,848,564
4.50%, 3/15/39 - 10/01/46 (f)	9,203	10,037,516
5.00%, 10/20/39 - 10/01/46 (f)	3,468	3,868,721
5.50%, 6/15/34 - 7/20/40	1,458	1,636,580
6.00%, 9/20/38 - 10/20/38	440	504,439

		379,968,089
Total U.S. Government Sponsored Agency Securities — 48.1%		405,288,526
Total Long-Term Investments (Cost — $960,759,721) — 116.2%		979,266,241

14	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Short-Term Securities	Shares	Value
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.49% (d)(g)(h)	16,021,903	$16,021,903
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.36% (d)(h)	100,000	100,000
Total Short-Term Securities (Cost — $16,121,903) — 1.9%		16,121,903
Total Investments Before TBA Sale Commitments (Cost — $976,881,624) — 118.1%		995,388,144

TBA Sale Commitments	Par (000)
Fannie Mae Mortgage-Backed Securities (f):
2.50%, 10/01/31	$1,850	(1,915,906)
3.00%, 10/01/31	7,247	(7,608,503)
3.50%, 10/01/31	3,675	(3,873,680)
2.50%, 10/01/46	450	(453,867)
3.00%, 10/01/46	3,450	(3,585,305)
3.50%, 10/01/46	20,320	(21,437,600)
4.00%, 10/01/46	15,623	(16,775,682)
4.50%, 10/01/46	17,850	(19,545,750)
5.00%, 10/01/46	1,200	(1,332,750)
4.00%, 11/01/46	8,500	(9,116,250)
4.50%, 11/01/46	5,722	(6,259,332)
Freddie Mac Mortgage-Backed Securities (f):
2.50%, 10/01/31	4,425	(4,584,023)

TBA Sale Commitments	Par (000)	Value
Freddie Mac Mortgage-Backed Securities (f) (continued):
3.50%, 10/01/31	$1,200	$(1,266,562)
3.00%, 10/01/46	263	(273,804)
3.50%, 10/01/46	1,787	(1,885,285)
4.00%, 10/01/46	306	(328,185)
4.50%, 10/01/46	155	(169,701)
Ginnie Mae Mortgage-Backed Securities (f):
2.50%, 10/01/46	350	(355,633)
3.50%, 10/01/46	4,608	(4,893,120)
4.50%, 10/01/46	500	(551,953)
5.50%, 10/01/46	675	(741,129)
Total TBA Sale Commitments (Proceeds — $106,785,873) — 12.7%		(106,954,020)
Total Investments, Net of TBA Sale Commitments (Cost — $870,095,751*) — 105.4%		888,434,124
Liabilities in Excess of Other Assets — (5.4)%		(45,738,909)

Net Assets — 100.0%		$842,695,215

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$977,767,344

Gross unrealized appreciation	$21,496,841
Gross unrealized depreciation	(3,876,041)

Net unrealized appreciation	$17,620,800

Notes to Schedule of Investments

(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016	15

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

(d)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Shares Purchased		Shares Sold	Shares Held at September 30, 2016	Value at September 30, 2016	Income		Realized Gain
BlackRock Cash Funds: Institutional, SL Agency Shares	19,480,003	—		(3,458,100)[1]	16,021,903	$16,021,903	$92,677	[3]	—
BlackRock Cash Funds: Prime, SL Agency Shares	50,944	—		(50,944)[1]	—	—	$692	[3]	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	100,000	[2]	—	100,000	$100,000	$5,130		—
iShares 0-5 Year TIPS Bond ETF	1	—		—	1	$101	$1		—
iShares 1-3 Year Treasury Bond ETF	1	—		—	1	$85	$1		—
iShares 10-20 Year Treasury Bond ETF	1	—		—	1	$145	$2		—
iShares 20+ Year Treasury Bond ETF	52,602	—		(52,602)	—	—	$25,745		$449,830
iShares 3-7 Year Treasury Bond ETF	1	—		—	1	$127	$1		—
iShares 7-10 Year Treasury Bond ETF	1	—		—	1	$112	$1		—
iShares Agency Bond ETF	1	—		—	1	$116	$1		—
iShares Core U.S. Treasury Bond ETF	1	—		—	1	$26	—		—
iShares Short Treasury Bond ETF	1	—		—	1	$110	—		—
iShares TIPS Bond ETF	1	—		—	1	$116	$1		—
Total						$16,122,841	$124,252		$449,830

[1]	Represents net shares sold.

[2]	Represents net shares purchased.

[3]

Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Perpetual security with no stated maturity date.

16	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

(f)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	$5,699,439	$(31,473)
Barclays Capital, Inc.	$(809,182)	$5,163
BNY Capital Markets, Inc.	$(3,117,656)	$(21,680)
Citigroup Global Markets, Inc.	$12,565,860	$6,995
Credit Suisse Securities (USA) LLC	$22,598,754	$35,841
Deutsche Bank Securities, Inc	$1,960,184	$9,183
Goldman Sachs & Co.	$9,076,778	$11,353
J.P. Morgan Securities LLC	$1,903,064	$10,393
Mizuho Securities USA, Inc.	$1,139,531	$5,844
Morgan Stanley & Co. LLC	$(9,433,808)	$(14,612)
Nomura Securities International, Inc.	$27,200,736	$53,619
RBC Capital Markets, LLC	$26,706,185	$47,087
Wells Fargo Securities, LLC	$76,207	$82

(g)	All or a portion of security was purchased with the cash collateral from loaned securities.

(h)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
23	2-Year U.S. Treasury Note	December 2016	5,024,781	$241
631	5-Year U.S. Treasury Note	December 2016	76,676,359	89,544
151	10-Year Australian Treasury Bonds	December 2016	15,834,671	189,357
(67)	10-Year Canadian Bond	December 2016	7,503,060	(104,805)
828	10-Year U.S. Treasury Note	December 2016	108,571,500	256,172
(418)	Euro Bund Futures	December 2016	77,806,099	(477,774)
108	Euro OAT Futures	December 2016	19,426,036	(33,529)
6	Long Term Euro BTP	December 2016	964,440	11,105
42	Long U.S. Treasury Bond	December 2016	7,062,563	11,516
(129)	UK Long Gilt Bond	December 2016	21,778,226	(91,464)
192	Ultra Long U.S. Treasury Bond	December 2016	35,304,000	(407,380)
Total				$(557,017)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,833,215	GBP	1,400,000	Bank of America N.A.	10/05/16	$14,571
USD	4,483,383	EUR	4,000,000	Morgan Stanley & Co. International PLC	11/30/16	(23,596)
BRL	680,000	USD	205,967	Bank of America N.A.	12/02/16	(178)
BRL	450,000	USD	136,508	Bank of America N.A.	12/02/16	(324)
BRL	460,000	USD	140,437	Bank of America N.A.	12/02/16	(1,226)

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016	17

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	6,220,000	USD	1,875,132	Bank of America N.A.	12/02/16	$7,233
BRL	320,000	USD	95,866	Bank of America N.A.	12/02/16	976
BRL	383,936	USD	116,279	BNP Paribas S.A.	12/02/16	(88)
BRL	396,734	USD	120,155	BNP Paribas S.A.	12/02/16	(91)
BRL	630,000	USD	189,588	BNP Paribas S.A.	12/02/16	1,069
BRL	970,000	USD	291,291	Citibank N.A.	12/02/16	2,261
BRL	900,000	USD	270,270	Citibank N.A.	12/02/16	2,098
BRL	300,000	USD	88,915	Citibank N.A.	12/02/16	1,874
BRL	2,130,000	USD	654,076	Deutsche Bank AG	12/02/16	(9,472)
BRL	2,510,000	USD	765,711	Deutsche Bank AG	12/02/16	(6,107)
BRL	290,000	USD	88,963	Deutsche Bank AG	12/02/16	(1,200)
BRL	80,284	USD	23,796	Deutsche Bank AG	12/02/16	501
BRL	290,000	USD	87,616	Goldman Sachs International	12/02/16	147
BRL	788,439	USD	241,986	Goldman Sachs International	12/02/16	(3,380)
BRL	460,000	USD	141,717	HSBC Bank USA N.A.	12/02/16	(2,507)
BRL	460,000	USD	139,644	HSBC Bank USA N.A.	12/02/16	(433)
BRL	199,049	USD	60,078	HSBC Bank USA N.A.	12/02/16	161
BRL	192,628	USD	58,140	HSBC Bank USA N.A.	12/02/16	156
BRL	165,903	USD	50,387	HSBC Bank USA N.A.	12/02/16	(179)
BRL	323,436	USD	97,896	Morgan Stanley & Co. International PLC	12/02/16	(14)
BRL	334,217	USD	101,159	Morgan Stanley & Co. International PLC	12/02/16	(14)
BRL	620,000	USD	185,407	Morgan Stanley & Co. International PLC	12/02/16	2,225
BRL	610,000	USD	183,139	Morgan Stanley & Co. International PLC	12/02/16	1,466
BRL	751,561	USD	230,271	Morgan Stanley & Co. International PLC	12/02/16	(2,825)
BRL	549,716	USD	163,445	Morgan Stanley & Co. International PLC	12/02/16	2,916
BRL	544,097	USD	165,193	Morgan Stanley & Co. International PLC	12/02/16	(533)
USD	258,026	BRL	860,000	Bank of America N.A.	12/02/16	(2,237)
USD	412,979	BRL	1,400,000	Bank of America N.A.	12/02/16	(10,704)
USD	181,736	BRL	600,000	Bank of America N.A.	12/02/16	157
USD	370,089	BRL	1,220,000	Bank of America N.A.	12/02/16	880
USD	350,509	BRL	1,170,000	Bank of America N.A.	12/02/16	(3,569)
USD	385,299	BRL	1,300,000	Citibank N.A.	12/02/16	(8,121)
USD	660,885	BRL	2,210,000	Citibank N.A.	12/02/16	(7,930)
USD	180,234	BRL	600,000	Deutsche Bank AG	12/02/16	(1,344)
USD	186,089	BRL	610,000	Deutsche Bank AG	12/02/16	1,484
USD	81,208	BRL	273,986	Deutsche Bank AG	12/02/16	(1,709)
USD	126,378	BRL	424,847	Goldman Sachs International	12/02/16	(2,193)
USD	119,939	BRL	403,198	Goldman Sachs International	12/02/16	(2,082)
USD	43,997	BRL	143,353	Goldman Sachs International	12/02/16	615
USD	199,402	BRL	660,000	Goldman Sachs International	12/02/16	(335)
USD	175,043	BRL	590,000	HSBC Bank USA N.A.	12/02/16	(3,509)
USD	6,271	BRL	20,589	HSBC Bank USA N.A.	12/02/16	40
USD	22,710	BRL	74,773	HSBC Bank USA N.A.	12/02/16	81
USD	648,599	BRL	2,130,000	JPMorgan Chase Bank N.A.	12/02/16	3,995
USD	323,319	BRL	1,086,802	Morgan Stanley & Co. International PLC	12/02/16	(5,581)

18	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	340,679	BRL	1,145,153	Morgan Stanley & Co. International PLC	12/02/16	$(5,880)
USD	41,867	BRL	136,647	Morgan Stanley & Co. International PLC	12/02/16	514
USD	557,790	BRL	1,876,014	Morgan Stanley & Co. International PLC	12/02/16	(9,950)
USD	137,939	BRL	470,000	Morgan Stanley & Co. International PLC	12/02/16	(4,297)
USD	138,661	BRL	470,000	Morgan Stanley & Co. International PLC	12/02/16	(3,575)
USD	91,458	BRL	310,000	Morgan Stanley & Co. International PLC	12/02/16	(2,358)
USD	140,550	BRL	470,000	Morgan Stanley & Co. International PLC	12/02/16	(1,686)
USD	135,103	BRL	450,000	Morgan Stanley & Co. International PLC	12/02/16	(1,081)
USD	270,914	BRL	889,411	Morgan Stanley & Co. International PLC	12/02/16	1,751
USD	74,453	BRL	245,227	Morgan Stanley & Co. International PLC	12/02/16	240
USD	4,000,000	JPY	405,187,600	Morgan Stanley & Co. International PLC	12/09/16	(12,157)
AUD	495,000	USD	372,936	Bank of America N.A.	12/13/16	5,272
AUD	735,000	USD	553,753	Bank of America N.A.	12/13/16	7,828
AUD	300,000	USD	226,022	Bank of America N.A.	12/13/16	3,195
AUD	135,827	USD	103,206	Bank of America N.A.	12/13/16	573
AUD	938,976	USD	713,468	Bank of America N.A.	12/13/16	3,962
AUD	89,327	USD	68,049	Bank of America N.A.	12/13/16	202
AUD	830,000	USD	617,461	Bank of America N.A.	12/13/16	16,705
AUD	54,521	USD	41,142	Barclays Bank PLC	12/13/16	515
AUD	133,576	USD	100,797	Barclays Bank PLC	12/13/16	1,263
AUD	89,960	USD	67,884	Barclays Bank PLC	12/13/16	850
AUD	420,000	USD	317,879	Barclays Bank PLC	12/13/16	3,024
AUD	292,828	USD	222,642	Barclays Bank PLC	12/13/16	1,095
AUD	73,207	USD	55,661	Barclays Bank PLC	12/13/16	274
AUD	60,000	USD	45,884	Barclays Bank PLC	12/13/16	(41)
AUD	60,000	USD	45,884	Barclays Bank PLC	12/13/16	(41)
AUD	690,000	USD	527,669	Barclays Bank PLC	12/13/16	(470)
AUD	805,000	USD	615,455	Barclays Bank PLC	12/13/16	(390)
AUD	75,000	USD	57,341	Barclays Bank PLC	12/13/16	(36)
AUD	75,000	USD	57,341	Barclays Bank PLC	12/13/16	(36)
AUD	60,367	USD	45,881	Barclays Bank PLC	12/13/16	243
AUD	417,323	USD	317,180	Barclays Bank PLC	12/13/16	1,678
AUD	102,858	USD	77,645	Barclays Bank PLC	12/13/16	944
AUD	79,812	USD	60,637	Barclays Bank PLC	12/13/16	344
AUD	420,000	USD	321,056	Barclays Bank PLC	12/13/16	(153)
AUD	875,316	USD	665,135	Barclays Bank PLC	12/13/16	3,655
AUD	131,825	USD	100,171	Barclays Bank PLC	12/13/16	550
AUD	1,965,815	USD	1,474,180	Barclays Bank PLC	12/13/16	27,812
AUD	2,460,000	USD	1,843,010	Citibank N.A.	12/13/16	36,568
AUD	250,000	USD	187,298	Citibank N.A.	12/13/16	3,716
AUD	870,000	USD	651,889	Credit Suisse International	12/13/16	12,839
AUD	370,000	USD	278,273	Credit Suisse International	12/13/16	4,427

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016	19

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	10,376	USD	7,918	Credit Suisse International	12/13/16	$10
AUD	1,784,185	USD	1,338,710	Credit Suisse International	12/13/16	24,508
AUD	434,630	USD	324,445	Credit Suisse International	12/13/16	7,637
AUD	442,167	USD	330,071	Credit Suisse International	12/13/16	7,769
AUD	37,142	USD	28,004	Goldman Sachs International	12/13/16	374
AUD	118,175	USD	89,823	Goldman Sachs International	12/13/16	469
AUD	784,684	USD	596,427	Goldman Sachs International	12/13/16	3,116
AUD	1,061,200	USD	792,088	Goldman Sachs International	12/13/16	18,728
AUD	1,043,111	USD	778,587	Goldman Sachs International	12/13/16	18,409
AUD	450,000	USD	343,798	HSBC Bank USA N.A.	12/13/16	27
AUD	1,140,000	USD	857,542	HSBC Bank USA N.A.	12/13/16	13,482
AUD	861	USD	654	HSBC Bank USA N.A.	12/13/16	4
AUD	159,624	USD	121,797	HSBC Bank USA N.A.	12/13/16	165
AUD	120,000	USD	91,836	Morgan Stanley & Co. International PLC	12/13/16	(149)
AUD	270,000	USD	206,631	Morgan Stanley & Co. International PLC	12/13/16	(335)
AUD	1,980,000	USD	1,515,291	Morgan Stanley & Co. International PLC	12/13/16	(2,460)
AUD	270,000	USD	206,631	Morgan Stanley & Co. International PLC	12/13/16	(335)
AUD	601,424	USD	453,559	Morgan Stanley & Co. International PLC	12/13/16	5,963
AUD	245,479	USD	185,126	Morgan Stanley & Co. International PLC	12/13/16	2,434
AUD	405,041	USD	305,458	Morgan Stanley & Co. International PLC	12/13/16	4,016
AUD	196,793	USD	149,979	Morgan Stanley & Co. International PLC	12/13/16	382
AUD	787,172	USD	599,916	Morgan Stanley & Co. International PLC	12/13/16	1,527
AUD	280,000	USD	212,586	Morgan Stanley & Co. International PLC	12/13/16	1,349
AUD	280,000	USD	212,586	Morgan Stanley & Co. International PLC	12/13/16	1,349
AUD	490,000	USD	372,026	Morgan Stanley & Co. International PLC	12/13/16	2,361
AUD	200,000	USD	151,847	Morgan Stanley & Co. International PLC	12/13/16	964
AUD	135,000	USD	103,430	Morgan Stanley & Co. International PLC	12/13/16	(282)
AUD	135,000	USD	103,430	Morgan Stanley & Co. International PLC	12/13/16	(282)
AUD	1,495,000	USD	1,145,387	Morgan Stanley & Co. International PLC	12/13/16	(3,123)
AUD	270,000	USD	206,731	Morgan Stanley & Co. International PLC	12/13/16	(436)
AUD	820,000	USD	627,849	Morgan Stanley & Co. International PLC	12/13/16	(1,323)
AUD	233,701	USD	177,533	Morgan Stanley & Co. International PLC	12/13/16	1,028
AUD	33,806	USD	25,681	Morgan Stanley & Co. International PLC	12/13/16	149

20	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	320,000	USD	240,292	Morgan Stanley & Co. International PLC	12/13/16	$4,205
AUD	140,000	USD	105,493	Morgan Stanley & Co. International PLC	12/13/16	1,475
AUD	6,420,000	USD	4,811,726	Morgan Stanley & Co. International PLC	12/13/16	93,514
AUD	480,000	USD	359,755	Morgan Stanley & Co. International PLC	12/13/16	6,992
AUD	370,000	USD	283,773	Westpac Banking Corp.	12/13/16	(1,072)
AUD	460,000	USD	352,798	Westpac Banking Corp.	12/13/16	(1,333)
AUD	340,000	USD	260,764	Westpac Banking Corp.	12/13/16	(985)
AUD	256,634	USD	191,373	Westpac Banking Corp.	12/13/16	4,709
AUD	252,259	USD	188,111	Westpac Banking Corp.	12/13/16	4,629
CAD	1,170,000	USD	897,210	Bank of America N.A.	12/13/16	(6,508)
CAD	35,442	USD	27,038	Bank of America N.A.	12/13/16	(56)
CAD	63,796	USD	48,668	Bank of America N.A.	12/13/16	(101)
CAD	430,000	USD	325,859	Barclays Bank PLC	12/13/16	1,493
CAD	560,000	USD	426,780	Barclays Bank PLC	12/13/16	(461)
CAD	250,000	USD	190,527	Barclays Bank PLC	12/13/16	(206)
CAD	130,000	USD	101,260	Barclays Bank PLC	12/13/16	(2,293)
CAD	390,000	USD	303,781	Barclays Bank PLC	12/13/16	(6,880)
CAD	254,252	USD	196,525	Barclays Bank PLC	12/13/16	(2,968)
CAD	867,447	USD	670,498	Barclays Bank PLC	12/13/16	(10,125)
CAD	590,944	USD	451,536	Barclays Bank PLC	12/13/16	(1,659)
CAD	177,938	USD	135,310	Barclays Bank PLC	12/13/16	151
CAD	99,058	USD	75,327	Barclays Bank PLC	12/13/16	84
CAD	96,511	USD	73,577	Citibank N.A.	12/13/16	(105)
CAD	419,054	USD	318,706	Citibank N.A.	12/13/16	313
CAD	218,711	USD	166,078	Citibank N.A.	12/13/16	424
CAD	290,000	USD	221,164	Citibank N.A.	12/13/16	(392)
CAD	1,740,000	USD	1,326,986	Citibank N.A.	12/13/16	(2,352)
CAD	63,718	USD	48,667	Citibank N.A.	12/13/16	(160)
CAD	35,399	USD	27,037	Citibank N.A.	12/13/16	(89)
CAD	129,056	USD	98,697	Citibank N.A.	12/13/16	(449)
CAD	122,235	USD	92,811	Credit Suisse International	12/13/16	245
CAD	1,090,000	USD	828,658	Credit Suisse International	12/13/16	1,142
CAD	1,810,000	USD	1,374,732	Credit Suisse International	12/13/16	3,192
CAD	860,000	USD	664,948	Credit Suisse International	12/13/16	(10,244)
CAD	127,452	USD	97,340	Credit Suisse International	12/13/16	(313)
CAD	70,807	USD	54,078	Credit Suisse International	12/13/16	(174)
CAD	105,034	USD	80,093	Credit Suisse International	12/13/16	(132)
CAD	58,352	USD	44,496	Credit Suisse International	12/13/16	(73)
CAD	410,000	USD	310,410	Credit Suisse International	12/13/16	1,716
CAD	4,150,000	USD	3,141,959	Credit Suisse International	12/13/16	17,370
CAD	1,970,000	USD	1,502,057	Goldman Sachs International	12/13/16	(2,327)
CAD	5,900,000	USD	4,498,546	Goldman Sachs International	12/13/16	(6,969)
CAD	690,000	USD	537,247	Goldman Sachs International	12/13/16	(11,961)
CAD	270,000	USD	205,325	JPMorgan Chase Bank N.A.	12/13/16	221
CAD	280,000	USD	214,784	JPMorgan Chase Bank N.A.	12/13/16	(1,625)
CAD	810,171	USD	620,876	JPMorgan Chase Bank N.A.	12/13/16	(4,106)
CAD	843,649	USD	646,532	JPMorgan Chase Bank N.A.	12/13/16	(4,276)
CAD	1,373,489	USD	1,046,943	Morgan Stanley & Co. International PLC	12/13/16	(1,327)

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016	21

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	740,000	USD	568,736	Morgan Stanley & Co. International PLC	12/13/16	$(5,386)
CAD	420,000	USD	322,796	Morgan Stanley & Co. International PLC	12/13/16	(3,057)
CAD	255,748	USD	197,729	Morgan Stanley & Co. International PLC	12/13/16	(3,031)
CAD	872,553	USD	674,603	Morgan Stanley & Co. International PLC	12/13/16	(10,342)
CAD	800,000	USD	609,759	Morgan Stanley & Co. International PLC	12/13/16	(732)
CAD	416,351	USD	319,545	UBS AG	12/13/16	(2,583)
CAD	399,829	USD	306,865	UBS AG	12/13/16	(2,481)
CAD	792,062	USD	602,662	Westpac Banking Corp.	12/13/16	323
CAD	440,942	USD	335,503	Westpac Banking Corp.	12/13/16	180
CHF	250,000	USD	258,741	Bank of America N.A.	12/13/16	223
CHF	195,000	USD	201,684	Bank of America N.A.	12/13/16	307
CHF	95,000	USD	98,444	Citibank N.A.	12/13/16	(38)
CHF	590,000	USD	611,678	Credit Suisse International	12/13/16	(523)
CHF	245,000	USD	254,097	Credit Suisse International	12/13/16	(313)
CHF	210,000	USD	216,598	Credit Suisse International	12/13/16	932
CHF	120,000	USD	123,091	Deutsche Bank AG	12/13/16	1,211
CHF	540,000	USD	558,290	Morgan Stanley & Co. International PLC	12/13/16	1,072
CHF	1,940,000	USD	2,012,275	Morgan Stanley & Co. International PLC	12/13/16	(2,716)
CHF	295,000	USD	304,735	Morgan Stanley & Co. International PLC	12/13/16	843
CHF	590,000	USD	611,195	Morgan Stanley & Co. International PLC	12/13/16	(41)
CHF	410,000	USD	426,161	Morgan Stanley & Co. International PLC	12/13/16	(1,460)
CHF	470,000	USD	485,305	Morgan Stanley & Co. International PLC	12/13/16	1,547
CLP	280,000,000	USD	417,599	BNP Paribas S.A.	12/13/16	4,865
CLP	150,000,000	USD	223,714	BNP Paribas S.A.	12/13/16	2,606
CLP	177,500,000	USD	267,319	BNP Paribas S.A.	12/13/16	493
CLP	190,500,000	USD	280,973	BNP Paribas S.A.	12/13/16	6,453
CLP	130,500,000	USD	192,478	BNP Paribas S.A.	12/13/16	4,421
CLP	59,700,000	USD	88,589	Citibank N.A.	12/13/16	1,487
CLP	133,200,000	USD	197,655	Citibank N.A.	12/13/16	3,317
CLP	124,500,000	USD	184,746	Citibank N.A.	12/13/16	3,100
CLP	557,000,000	USD	822,383	Credit Suisse International	12/13/16	18,019
CLP	75,000,000	USD	110,734	Credit Suisse International	12/13/16	2,426
CLP	181,000,000	USD	271,617	Credit Suisse International	12/13/16	1,476
CLP	176,000,000	USD	266,183	Credit Suisse International	12/13/16	(634)
CLP	115,000,000	USD	173,926	Credit Suisse International	12/13/16	(414)
CLP	123,200,000	USD	181,979	Deutsche Bank AG	12/13/16	3,905
CLP	184,250,000	USD	272,157	Deutsche Bank AG	12/13/16	5,840
CLP	53,900,000	USD	79,616	Deutsche Bank AG	12/13/16	1,708
CLP	99,000,000	USD	145,932	Deutsche Bank AG	12/13/16	3,440
CLP	139,300,000	USD	205,609	Deutsche Bank AG	12/13/16	4,567
CLP	290,500,000	USD	428,782	Deutsche Bank AG	12/13/16	9,524
CLP	310,800,000	USD	458,745	Deutsche Bank AG	12/13/16	10,190

22	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	99,000,000	USD	148,760	Deutsche Bank AG	12/13/16	$611
CLP	181,000,000	USD	271,976	Deutsche Bank AG	12/13/16	1,117
CLP	212,500,000	USD	313,885	Deutsche Bank AG	12/13/16	6,735
CLP	247,000,000	USD	364,845	Deutsche Bank AG	12/13/16	7,829
CLP	130,500,000	USD	191,419	Deutsche Bank AG	12/13/16	5,479
CLP	190,500,000	USD	279,428	Deutsche Bank AG	12/13/16	7,999
CLP	186,000,000	USD	275,678	Deutsche Bank AG	12/13/16	4,959
CLP	134,000,000	USD	198,607	Deutsche Bank AG	12/13/16	3,573
CLP	254,000,000	USD	376,464	Deutsche Bank AG	12/13/16	6,772
CLP	62,000,000	USD	93,613	HSBC Bank USA N.A.	12/13/16	(68)
CLP	150,750,000	USD	222,411	HSBC Bank USA N.A.	12/13/16	5,041
CLP	44,100,000	USD	65,063	HSBC Bank USA N.A.	12/13/16	1,475
CLP	100,800,000	USD	148,716	HSBC Bank USA N.A.	12/13/16	3,371
CLP	143,000,000	USD	214,973	HSBC Bank USA N.A.	12/13/16	786
CLP	386,000,000	USD	580,277	HSBC Bank USA N.A.	12/13/16	2,121
CLP	182,000,000	USD	272,782	HSBC Bank USA N.A.	12/13/16	1,820
CLP	182,000,000	USD	272,782	HSBC Bank USA N.A.	12/13/16	1,820
CLP	137,000,000	USD	205,336	HSBC Bank USA N.A.	12/13/16	1,370
CLP	241,000,000	USD	357,249	HSBC Bank USA N.A.	12/13/16	6,372
CLP	79,000,000	USD	115,972	HSBC Bank USA N.A.	12/13/16	3,223
CLP	155,000,000	USD	227,540	HSBC Bank USA N.A.	12/13/16	6,324
CLP	297,000,000	USD	445,398	JPMorgan Chase Bank N.A.	12/13/16	2,716
CLP	204,000,000	USD	305,930	JPMorgan Chase Bank N.A.	12/13/16	1,866
CLP	147,000,000	USD	215,543	JPMorgan Chase Bank N.A.	12/13/16	6,251
CLP	177,500,000	USD	266,837	JPMorgan Chase Bank N.A.	12/13/16	975
CLP	317,000,000	USD	462,713	JPMorgan Chase Bank N.A.	12/13/16	15,577
CLP	384,000,000	USD	581,290	Royal Bank of Scotland PLC	12/13/16	(1,910)
CLP	213,000,000	USD	322,434	Royal Bank of Scotland PLC	12/13/16	(1,060)
CLP	212,500,000	USD	314,908	Royal Bank of Scotland PLC	12/13/16	5,712
CLP	247,000,000	USD	366,034	Royal Bank of Scotland PLC	12/13/16	6,639
COP	4,590,000,000	USD	1,563,884	Bank of America N.A.	12/13/16	10,438
COP	1,150,000,000	USD	391,823	Bank of America N.A.	12/13/16	2,615
COP	4,395,000,000	USD	1,497,445	Bank of America N.A.	12/13/16	9,994
COP	330,000,000	USD	110,073	BNP Paribas S.A.	12/13/16	3,113
COP	490,000,000	USD	166,045	Deutsche Bank AG	12/13/16	2,019
COP	1,260,000,000	USD	426,829	Deutsche Bank AG	12/13/16	5,338
COP	1,150,000,000	USD	386,782	Deutsche Bank AG	12/13/16	7,656
COP	4,395,000,000	USD	1,478,180	Deutsche Bank AG	12/13/16	29,259
COP	4,590,000,000	USD	1,543,765	Deutsche Bank AG	12/13/16	30,557
COP	440,000,000	USD	152,648	HSBC Bank USA N.A.	12/13/16	(1,733)
COP	300,000,000	USD	99,574	HSBC Bank USA N.A.	12/13/16	3,322
COP	670,000,000	USD	230,570	JPMorgan Chase Bank N.A.	12/13/16	(767)
COP	280,000,000	USD	96,618	Morgan Stanley & Co. International PLC	12/13/16	(581)
EUR	61,726	HUF	19,083,172	Bank of America N.A.	12/13/16	187
EUR	658,088	HUF	202,000,000	Bank of America N.A.	12/13/16	7,278
EUR	20,572	HUF	6,349,290	Bank of America N.A.	12/13/16	101
EUR	205,724	HUF	63,395,911	Bank of America N.A.	12/13/16	1,370
EUR	41,148	HUF	12,750,995	Bank of America N.A.	12/13/16	17
EUR	383,529	HUF	119,225,000	Bank of America N.A.	12/13/16	(1,217)
EUR	208,562	HUF	64,853,360	Bank of America N.A.	12/13/16	(731)
EUR	246,099	HUF	76,500,000	Bank of America N.A.	12/13/16	(769)
EUR	245,949	HUF	76,500,000	Bank of America N.A.	12/13/16	(939)

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016	23

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	20,574	HUF	6,355,343	Barclays Bank PLC	12/13/16	$82
EUR	41,144	HUF	12,699,778	Barclays Bank PLC	12/13/16	198
EUR	298,803	HUF	92,345,000	Barclays Bank PLC	12/13/16	1,022
EUR	555,424	HUF	170,999,161	Barclays Bank PLC	12/13/16	4,282
EUR	61,723	HUF	19,126,678	Barclays Bank PLC	12/13/16	25
EUR	61,403	HUF	19,000,000	Barclays Bank PLC	12/13/16	125
EUR	418,613	HUF	130,130,000	Barclays Bank PLC	12/13/16	(1,323)
EUR	104,286	HUF	32,430,260	Barclays Bank PLC	12/13/16	(373)
EUR	148,709	HUF	46,257,856	Barclays Bank PLC	12/13/16	(580)
EUR	311,314	HUF	96,140,000	BNP Paribas S.A.	12/13/16	1,326
EUR	208,631	HUF	64,515,000	BNP Paribas S.A.	12/13/16	577
EUR	313,619	HUF	96,880,000	BNP Paribas S.A.	12/13/16	1,233
EUR	424,576	HUF	131,775,000	BNP Paribas S.A.	12/13/16	(583)
EUR	596,607	HUF	184,497,070	Citibank N.A.	12/13/16	1,620
EUR	375,251	HUF	116,279,987	Citibank N.A.	12/13/16	162
EUR	18,902	HUF	5,864,280	Citibank N.A.	12/13/16	(17)
EUR	101,934	HUF	31,330,380	Citibank N.A.	12/13/16	976
EUR	101,935	HUF	31,360,645	Citibank N.A.	12/13/16	866
EUR	514,320	HUF	158,670,348	Citibank N.A.	12/13/16	2,779
EUR	1,152,088	HUF	354,670,818	Citibank N.A.	12/13/16	8,969
EUR	205,978	HUF	63,640,771	Citibank N.A.	12/13/16	765
EUR	104,293	HUF	32,399,934	Citibank N.A.	12/13/16	(255)
EUR	104,296	HUF	32,427,123	Citibank N.A.	12/13/16	(350)
EUR	104,284	HUF	32,441,111	Citibank N.A.	12/13/16	(414)
EUR	226,317	HUF	69,947,527	Credit Suisse International	12/13/16	759
EUR	61,726	HUF	19,075,333	Credit Suisse International	12/13/16	215
EUR	102,880	HUF	31,869,133	Credit Suisse International	12/13/16	83
EUR	46,095	HUF	14,169,620	Credit Suisse International	12/13/16	435
EUR	45,983	HUF	14,139,355	Credit Suisse International	12/13/16	419
EUR	536,986	HUF	165,166,722	Credit Suisse International	12/13/16	4,706
EUR	62,617	HUF	19,303,954	Credit Suisse International	12/13/16	388
EUR	41,146	HUF	12,688,675	Credit Suisse International	12/13/16	241
EUR	82,284	HUF	25,364,349	Credit Suisse International	12/13/16	520
EUR	319,331	HUF	98,644,981	Credit Suisse International	12/13/16	1,254
EUR	190,222	HUF	59,085,068	Credit Suisse International	12/13/16	(430)
EUR	136,820	HUF	42,541,778	Credit Suisse International	12/13/16	(468)
EUR	166,860	HUF	51,874,019	Credit Suisse International	12/13/16	(542)
EUR	154,147	HUF	47,917,173	Credit Suisse International	12/13/16	(484)
EUR	229,090	HUF	71,135,720	Deutsche Bank AG	12/13/16	(436)
EUR	208,585	HUF	64,805,306	Deutsche Bank AG	12/13/16	(530)
EUR	208,575	HUF	64,865,958	Deutsche Bank AG	12/13/16	(763)
EUR	20,859	HUF	6,486,173	Deutsche Bank AG	12/13/16	(74)
EUR	20,574	HUF	6,343,904	Goldman Sachs International	12/13/16	123
EUR	20,499	HUF	6,353,293	Goldman Sachs International	12/13/16	5
EUR	41,147	HUF	12,730,428	Goldman Sachs International	12/13/16	90
EUR	205,728	HUF	63,765,289	HSBC Bank USA N.A.	12/13/16	31
EUR	182,119	HUF	56,249,149	HSBC Bank USA N.A.	12/13/16	749
EUR	226,303	HUF	69,706,363	HSBC Bank USA N.A.	12/13/16	1,621
EUR	20,858	HUF	6,484,881	HSBC Bank USA N.A.	12/13/16	(70)
EUR	205,711	HUF	63,391,577	UBS AG	12/13/16	1,371
EUR	456,031	PLN	1,975,000	Bank of America N.A.	12/13/16	(1,126)
EUR	164,224	PLN	708,061	Bank of America N.A.	12/13/16	421
EUR	104,063	PLN	450,166	Barclays Bank PLC	12/13/16	(122)

24	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	33,839	PLN	146,507	Barclays Bank PLC	12/13/16	$(72)
EUR	127,117	PLN	550,000	Barclays Bank PLC	12/13/16	(177)
EUR	346,339	PLN	1,495,000	Barclays Bank PLC	12/13/16	434
EUR	207,369	PLN	895,000	Barclays Bank PLC	12/13/16	293
EUR	507,875	PLN	2,225,000	Barclays Bank PLC	12/13/16	(7,900)
EUR	347,976	PLN	1,525,000	Barclays Bank PLC	12/13/16	(5,547)
EUR	43,287	PLN	189,000	Barclays Bank PLC	12/13/16	(506)
EUR	432,745	PLN	1,890,000	Barclays Bank PLC	12/13/16	(5,203)
EUR	2,353,514	PLN	10,150,000	BNP Paribas S.A.	12/13/16	5,333
EUR	301,581	PLN	1,300,000	Citibank N.A.	12/13/16	847
EUR	102,640	PLN	442,443	Citibank N.A.	12/13/16	288
EUR	192,725	PLN	830,775	Citibank N.A.	12/13/16	539
EUR	62,468	PLN	270,031	Credit Suisse International	12/13/16	(22)
EUR	138,188	PLN	598,187	Credit Suisse International	12/13/16	(267)
EUR	102,681	PLN	442,876	Credit Suisse International	12/13/16	221
EUR	102,653	PLN	442,327	Credit Suisse International	12/13/16	333
EUR	244,879	PLN	1,071,000	Credit Suisse International	12/13/16	(3,336)
EUR	1,509,182	PLN	6,595,376	Credit Suisse International	12/13/16	(19,208)
EUR	417,562	PLN	1,823,659	Deutsche Bank AG	12/13/16	(5,013)
EUR	436,016	PLN	1,904,815	Deutsche Bank AG	12/13/16	(5,381)
EUR	20,529	PLN	88,517	Goldman Sachs International	12/13/16	52
EUR	20,812	PLN	90,108	Goldman Sachs International	12/13/16	(45)
EUR	166,305	PLN	726,341	JPMorgan Chase Bank N.A.	12/13/16	(2,002)
EUR	456,033	PLN	1,975,000	Morgan Stanley & Co. International PLC	12/13/16	(1,124)
EUR	457,808	PLN	1,999,808	Morgan Stanley & Co. International PLC	12/13/16	(5,594)
EUR	5,216,595	PLN	22,916,344	UBS AG	12/13/16	(97,432)
EUR	520,000	USD	584,351	Bank of America N.A.	12/13/16	1,945
EUR	145,000	USD	163,070	Bank of America N.A.	12/13/16	416
EUR	365,000	USD	410,486	Bank of America N.A.	12/13/16	1,048
EUR	465,000	USD	522,944	Bank of America N.A.	12/13/16	1,340
EUR	270,000	USD	304,393	Bank of America N.A.	12/13/16	30
EUR	360,000	USD	405,392	Bank of America N.A.	12/13/16	504
EUR	1,120,000	USD	1,259,354	Barclays Bank PLC	12/13/16	3,435
EUR	240,000	USD	270,645	Barclays Bank PLC	12/13/16	(48)
EUR	325,000	USD	365,200	Barclays Bank PLC	12/13/16	1,234
EUR	275,000	USD	309,438	Barclays Bank PLC	12/13/16	622
EUR	1,045,000	USD	1,175,865	Barclays Bank PLC	12/13/16	2,363
EUR	345,000	USD	389,202	BNP Paribas S.A.	12/13/16	(218)
EUR	1,200,000	USD	1,358,160	Citibank N.A.	12/13/16	(5,171)
EUR	110,000	USD	123,893	Citibank N.A.	12/13/16	131
EUR	340,000	USD	382,942	Citibank N.A.	12/13/16	405
EUR	55,000	USD	61,996	Citibank N.A.	12/13/16	16
EUR	175,000	USD	197,261	Citibank N.A.	12/13/16	50
EUR	80,000	USD	90,211	Citibank N.A.	12/13/16	(12)
EUR	1,590,000	USD	1,794,426	Credit Suisse International	12/13/16	(1,716)
EUR	150,000	USD	168,375	Credit Suisse International	12/13/16	749
EUR	310,000	USD	347,975	Credit Suisse International	12/13/16	1,547
EUR	2,000,000	USD	2,254,880	Credit Suisse International	12/13/16	102
EUR	670,000	USD	751,643	Deutsche Bank AG	12/13/16	3,776
EUR	245,000	USD	276,278	HSBC Bank USA N.A.	12/13/16	(43)
EUR	1,010,000	USD	1,139,331	JPMorgan Chase Bank N.A.	12/13/16	(565)

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016	25

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	82,366	USD	92,800	Morgan Stanley & Co. International PLC	12/13/16	$68
EUR	190,000	USD	213,191	Morgan Stanley & Co. International PLC	12/13/16	1,032
EUR	310,867	USD	350,244	Morgan Stanley & Co. International PLC	12/13/16	255
EUR	72,634	USD	81,581	Morgan Stanley & Co. International PLC	12/13/16	313
EUR	274,133	USD	307,903	Morgan Stanley & Co. International PLC	12/13/16	1,180
EUR	5,254,102	USD	5,882,151	Morgan Stanley & Co. International PLC	12/13/16	41,800
EUR	295,000	USD	332,639	Morgan Stanley & Co. International PLC	12/13/16	(30)
EUR	100,000	USD	112,759	Morgan Stanley & Co. International PLC	12/13/16	(10)
EUR	115,000	USD	129,705	Morgan Stanley & Co. International PLC	12/13/16	(44)
EUR	350,000	USD	394,755	Morgan Stanley & Co. International PLC	12/13/16	(133)
EUR	490,000	USD	551,968	Morgan Stanley & Co. International PLC	12/13/16	503
GBP	275,000	USD	367,458	Barclays Bank PLC	12/13/16	(9,732)
GBP	830,000	USD	1,101,673	Barclays Bank PLC	12/13/16	(21,989)
GBP	100,000	USD	132,267	Barclays Bank PLC	12/13/16	(2,184)
GBP	230,000	USD	304,282	Citibank N.A.	12/13/16	(5,093)
GBP	650,000	USD	844,417	Deutsche Bank AG	12/13/16	1,119
GBP	215,000	USD	288,775	HSBC Bank USA N.A.	12/13/16	(9,098)
GBP	170,000	USD	221,090	Morgan Stanley & Co. International PLC	12/13/16	50
HUF	42,500,000	EUR	137,451	Bank of America N.A.	12/13/16	(395)
HUF	76,000,000	EUR	246,417	Bank of America N.A.	12/13/16	(1,408)
HUF	1,643,875,000	EUR	5,285,432	Bank of America N.A.	12/13/16	19,786
HUF	45,000,000	EUR	145,876	Barclays Bank PLC	12/13/16	(801)
HUF	42,500,000	EUR	137,390	Barclays Bank PLC	12/13/16	(326)
HUF	164,560,000	EUR	530,155	Barclays Bank PLC	12/13/16	789
HUF	77,440,000	EUR	249,653	Barclays Bank PLC	12/13/16	181
HUF	181,130,991	EUR	583,981	Credit Suisse International	12/13/16	372
HUF	80,619,009	EUR	259,621	Credit Suisse International	12/13/16	505
HUF	87,250,000	EUR	280,908	HSBC Bank USA N.A.	12/13/16	622
HUF	15,986,544	USD	58,645	Bank of America N.A.	12/13/16	(499)
HUF	31,971,602	USD	117,284	Bank of America N.A.	12/13/16	(998)
HUF	5,961,160	USD	21,868	Bank of America N.A.	12/13/16	(186)
HUF	55,000,000	USD	199,762	Barclays Bank PLC	12/13/16	283
HUF	96,000,000	USD	346,251	Barclays Bank PLC	12/13/16	2,918
HUF	5,190,000	USD	19,043	Barclays Bank PLC	12/13/16	(166)
HUF	10,385,000	USD	38,104	Barclays Bank PLC	12/13/16	(332)
HUF	1,935,000	USD	7,100	Barclays Bank PLC	12/13/16	(62)
HUF	21,000,000	USD	75,936	BNP Paribas S.A.	12/13/16	445
HUF	68,000,000	USD	245,887	BNP Paribas S.A.	12/13/16	1,441
HUF	50,000,000	USD	181,751	BNP Paribas S.A.	12/13/16	107
HUF	525,000,000	USD	1,887,403	BNP Paribas S.A.	12/13/16	22,114
HUF	325,000,000	USD	1,168,392	BNP Paribas S.A.	12/13/16	13,690

26	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HUF	1,416,000,000	USD	5,090,595	BNP Paribas S.A.	12/13/16	$59,645
HUF	89,000,000	USD	324,013	BNP Paribas S.A.	12/13/16	(305)
HUF	25,000,000	USD	90,645	BNP Paribas S.A.	12/13/16	284
HUF	34,764,728	USD	127,471	Credit Suisse International	12/13/16	(1,026)
HUF	69,526,226	USD	254,931	Credit Suisse International	12/13/16	(2,052)
HUF	12,963,283	USD	47,532	Credit Suisse International	12/13/16	(383)
HUF	1,599,246	USD	5,861	Deutsche Bank AG	12/13/16	(44)
HUF	3,198,343	USD	11,721	Deutsche Bank AG	12/13/16	(88)
HUF	596,336	USD	2,185	Deutsche Bank AG	12/13/16	(16)
HUF	61,000,000	USD	222,944	HSBC Bank USA N.A.	12/13/16	(1,077)
HUF	544,221	USD	1,995	JPMorgan Chase Bank N.A.	12/13/16	(15)
HUF	2,918,829	USD	10,697	JPMorgan Chase Bank N.A.	12/13/16	(81)
HUF	1,459,483	USD	5,349	JPMorgan Chase Bank N.A.	12/13/16	(41)
HUF	32,915,605	USD	120,461	Morgan Stanley & Co. International PLC	12/13/16	(741)
HUF	28,084,395	USD	102,793	UBS AG	12/13/16	(646)
IDR	8,354,603,995	USD	634,366	BNP Paribas S.A.	12/13/16	(994)
IDR	2,591,038,905	USD	196,738	BNP Paribas S.A.	12/13/16	(308)
IDR	1,890,000,000	USD	140,468	Citibank N.A.	12/13/16	2,815
IDR	2,970,000,000	USD	220,736	Citibank N.A.	12/13/16	4,423
IDR	7,080,000,000	USD	528,950	Citibank N.A.	12/13/16	7,793
IDR	10,170,000,000	USD	756,696	Deutsche Bank AG	12/13/16	14,303
IDR	950,000,000	USD	70,685	Deutsche Bank AG	12/13/16	1,336
IDR	5,500,000,000	USD	416,194	Deutsche Bank AG	12/13/16	768
IDR	3,640,000,000	USD	275,445	Deutsche Bank AG	12/13/16	508
IDR	2,830,000,000	USD	214,151	Deutsche Bank AG	12/13/16	395
IDR	5,470,000,000	USD	412,363	Deutsche Bank AG	12/13/16	2,324
IDR	2,090,000,000	USD	157,557	Deutsche Bank AG	12/13/16	888
IDR	2,700,000,000	USD	203,543	Deutsche Bank AG	12/13/16	1,147
IDR	1,520,000,000	USD	113,137	Deutsche Bank AG	12/13/16	2,096
IDR	5,970,000,000	USD	449,210	HSBC Bank USA N.A.	12/13/16	3,383
IDR	2,750,000,000	USD	206,923	HSBC Bank USA N.A.	12/13/16	1,558
IDR	7,150,000,000	USD	538,809	HSBC Bank USA N.A.	12/13/16	3,241
IDR	1,850,000,000	USD	139,412	HSBC Bank USA N.A.	12/13/16	838
IDR	680,000,000	USD	51,593	HSBC Bank USA N.A.	12/13/16	(42)
IDR	4,855,000,000	USD	368,361	HSBC Bank USA N.A.	12/13/16	(298)
IDR	1,370,000,000	USD	103,945	HSBC Bank USA N.A.	12/13/16	(84)
IDR	1,254,207,485	USD	95,232	HSBC Bank USA N.A.	12/13/16	(149)
IDR	2,315,459,975	USD	175,813	HSBC Bank USA N.A.	12/13/16	(275)
IDR	2,534,142,305	USD	192,418	HSBC Bank USA N.A.	12/13/16	(301)
IDR	3,940,000,000	USD	299,848	HSBC Bank USA N.A.	12/13/16	(1,152)
IDR	7,310,000,000	USD	556,317	HSBC Bank USA N.A.	12/13/16	(2,137)
IDR	1,830,000,000	USD	137,511	HSBC Bank USA N.A.	12/13/16	1,223
IDR	2,790,000,000	USD	208,333	HSBC Bank USA N.A.	12/13/16	3,180
IDR	4,190,000,000	USD	314,848	Morgan Stanley & Co. International PLC	12/13/16	2,801
IDR	6,280,000,000	USD	471,897	Morgan Stanley & Co. International PLC	12/13/16	4,198
IDR	1,970,000,000	USD	149,696	Morgan Stanley & Co. International PLC	12/13/16	(348)
IDR	1,800,000,000	USD	136,778	Morgan Stanley & Co. International PLC	12/13/16	(318)

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016	27

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	975,000,000	USD	74,088	Morgan Stanley & Co. International PLC	12/13/16	$(172)
IDR	1,670,792,515	USD	126,960	Morgan Stanley & Co. International PLC	12/13/16	(295)
IDR	3,084,540,025	USD	234,388	Morgan Stanley & Co. International PLC	12/13/16	(545)
IDR	3,375,857,695	USD	256,524	Morgan Stanley & Co. International PLC	12/13/16	(596)
IDR	7,770,000,000	USD	595,631	Morgan Stanley & Co. International PLC	12/13/16	(6,578)
IDR	3,410,000,000	USD	261,403	Morgan Stanley & Co. International PLC	12/13/16	(2,887)
IDR	4,160,000,000	USD	311,681	Morgan Stanley & Co. International PLC	12/13/16	3,694
IDR	1,840,000,000	USD	138,659	UBS AG	12/13/16	834
IDR	3,890,000,000	USD	293,142	UBS AG	12/13/16	1,763
IDR	3,110,000,000	USD	234,363	UBS AG	12/13/16	1,410
IDR	1,370,000,000	USD	103,867	UBS AG	12/13/16	(5)
IDR	680,000,000	USD	51,554	UBS AG	12/13/16	(3)
IDR	4,855,000,000	USD	368,082	UBS AG	12/13/16	(19)
IDR	6,290,000,000	USD	483,846	UBS AG	12/13/16	(6,994)
IDR	3,410,000,000	USD	262,308	UBS AG	12/13/16	(3,792)
IDR	4,670,000,000	USD	351,128	UBS AG	12/13/16	2,910
IDR	5,540,000,000	USD	416,541	UBS AG	12/13/16	3,453
IDR	438,961,095	USD	33,297	UBS AG	12/13/16	(19)
IDR	1,415,396,005	USD	107,363	UBS AG	12/13/16	(60)
ILS	377,234	USD	100,040	Bank of America N.A.	12/13/16	647
ILS	628,723	USD	166,734	Bank of America N.A.	12/13/16	1,078
ILS	377,234	USD	100,040	Bank of America N.A.	12/13/16	647
ILS	115,512	USD	30,703	Bank of America N.A.	12/13/16	128
ILS	258,527	USD	68,717	Bank of America N.A.	12/13/16	286
ILS	258,404	USD	68,712	Bank of America N.A.	12/13/16	258
ILS	115,457	USD	30,701	Bank of America N.A.	12/13/16	115
ILS	37,753	USD	10,067	Bank of America N.A.	12/13/16	9
ILS	361,353	USD	96,358	Bank of America N.A.	12/13/16	90
ILS	26,679	USD	7,131	Bank of America N.A.	12/13/16	(10)
ILS	364,619	USD	97,454	Bank of America N.A.	12/13/16	(135)
ILS	178,539	USD	47,462	Bank of America N.A.	12/13/16	191
ILS	124,201	USD	33,017	Bank of America N.A.	12/13/16	133
ILS	38,813	USD	10,318	Bank of America N.A.	12/13/16	42
ILS	37,635	USD	10,005	Barclays Bank PLC	12/13/16	40
ILS	1,350,000	USD	359,596	Barclays Bank PLC	12/13/16	729
ILS	1,550,000	USD	412,509	Barclays Bank PLC	12/13/16	1,198
ILS	88,110	USD	23,543	Barclays Bank PLC	12/13/16	(26)
ILS	39,368	USD	10,519	Barclays Bank PLC	12/13/16	(11)
ILS	5,056	USD	1,353	Barclays Bank PLC	12/13/16	(4)
ILS	69,096	USD	18,493	Barclays Bank PLC	12/13/16	(51)
ILS	37,635	USD	10,005	Barclays Bank PLC	12/13/16	40
ILS	62,724	USD	16,674	Barclays Bank PLC	12/13/16	67
ILS	18,816	USD	5,002	Citibank N.A.	12/13/16	20
ILS	18,816	USD	5,002	Citibank N.A.	12/13/16	20
ILS	31,360	USD	8,336	Citibank N.A.	12/13/16	34
ILS	3,448,554	USD	918,107	Citibank N.A.	12/13/16	2,339

28	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ILS	426,964	USD	113,670	Citibank N.A.	12/13/16	$290
ILS	164,217	USD	43,719	Citibank N.A.	12/13/16	111
ILS	482,421	USD	127,914	Citibank N.A.	12/13/16	848
ILS	129,883	USD	34,438	Citibank N.A.	12/13/16	228
ILS	258,537	USD	68,715	Citibank N.A.	12/13/16	291
ILS	115,517	USD	30,702	Citibank N.A.	12/13/16	130
ILS	138,447	USD	36,989	Citibank N.A.	12/13/16	(37)
ILS	10,130	USD	2,707	Citibank N.A.	12/13/16	(3)
ILS	18,817	USD	5,002	Credit Suisse International	12/13/16	20
ILS	713,534	USD	189,417	Credit Suisse International	12/13/16	1,031
ILS	18,817	USD	5,002	Credit Suisse International	12/13/16	20
ILS	428,120	USD	113,650	Credit Suisse International	12/13/16	618
ILS	1,231,565	USD	327,724	Credit Suisse International	12/13/16	990
ILS	58,646	USD	15,606	Credit Suisse International	12/13/16	47
ILS	152,480	USD	40,575	Credit Suisse International	12/13/16	123
ILS	569,881	USD	151,248	Credit Suisse International	12/13/16	858
ILS	70,557	USD	18,726	Credit Suisse International	12/13/16	106
ILS	27,137	USD	7,202	Credit Suisse International	12/13/16	41
ILS	339,389	USD	90,102	Credit Suisse International	12/13/16	484
ILS	509,083	USD	135,153	Credit Suisse International	12/13/16	726
ILS	121,210	USD	32,179	Credit Suisse International	12/13/16	173
ILS	241,277	USD	63,959	Credit Suisse International	12/13/16	439
ILS	64,959	USD	17,220	Credit Suisse International	12/13/16	118
ILS	155,158	USD	41,218	Credit Suisse International	12/13/16	195
ILS	576,302	USD	153,096	Credit Suisse International	12/13/16	724
ILS	103,370	USD	27,490	Credit Suisse International	12/13/16	101
ILS	46,187	USD	12,283	Credit Suisse International	12/13/16	45
ILS	309,054	USD	82,547	Credit Suisse International	12/13/16	(58)
ILS	691,692	USD	184,747	Credit Suisse International	12/13/16	(129)
ILS	98,697	USD	26,365	Credit Suisse International	12/13/16	(22)
ILS	44,099	USD	11,780	Credit Suisse International	12/13/16	(10)
ILS	271,752	USD	72,451	Credit Suisse International	12/13/16	82
ILS	2,601,052	USD	693,456	Credit Suisse International	12/13/16	785
ILS	1,383,744	USD	369,830	Credit Suisse International	12/13/16	(498)
ILS	101,250	USD	27,061	Credit Suisse International	12/13/16	(36)
ILS	236,933	USD	63,102	Credit Suisse International	12/13/16	137
ILS	675,799	USD	179,344	Credit Suisse International	12/13/16	1,032
ILS	971,461	USD	257,807	Credit Suisse International	12/13/16	1,484
ILS	211,187	USD	56,045	Credit Suisse International	12/13/16	323
ILS	350,000	USD	92,605	Credit Suisse International	12/13/16	813
ILS	550,000	USD	145,522	Credit Suisse International	12/13/16	1,277
ILS	31,362	USD	8,337	Credit Suisse International	12/13/16	34
ILS	428,120	USD	113,650	Credit Suisse International	12/13/16	618
ILS	37,635	USD	10,005	Deutsche Bank AG	12/13/16	41
ILS	37,635	USD	10,005	Deutsche Bank AG	12/13/16	41
ILS	62,725	USD	16,674	Deutsche Bank AG	12/13/16	68
ILS	378,790	USD	100,571	Deutsche Bank AG	12/13/16	531
ILS	1,060,611	USD	281,600	Deutsche Bank AG	12/13/16	1,486
ILS	1,590,917	USD	422,400	Deutsche Bank AG	12/13/16	2,228
ILS	650,000	USD	172,186	Deutsche Bank AG	12/13/16	1,304
ILS	350,000	USD	92,715	Deutsche Bank AG	12/13/16	702
ILS	5,450,000	USD	1,447,709	Deutsche Bank AG	12/13/16	6,939
ILS	13,400,000	USD	3,559,503	Deutsche Bank AG	12/13/16	17,062

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016	29

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ILS	1,700,000	USD	451,765	Deutsche Bank AG	12/13/16	$1,979
ILS	750,000	USD	199,492	Deutsche Bank AG	12/13/16	689
ILS	750,000	USD	199,362	Deutsche Bank AG	12/13/16	819
ILS	700,000	USD	185,916	Deutsche Bank AG	12/13/16	920
ILS	900,000	USD	238,069	Deutsche Bank AG	12/13/16	2,148
ILS	313,067	USD	83,289	Goldman Sachs International	12/13/16	271
ILS	543,266	USD	145,163	HSBC Bank USA N.A.	12/13/16	(161)
ILS	242,736	USD	64,860	HSBC Bank USA N.A.	12/13/16	(72)
ILS	40,495	USD	10,809	HSBC Bank USA N.A.	12/13/16	(1)
ILS	387,595	USD	103,462	HSBC Bank USA N.A.	12/13/16	(10)
ILS	2,074,995	USD	554,797	HSBC Bank USA N.A.	12/13/16	(964)
ILS	151,829	USD	40,595	HSBC Bank USA N.A.	12/13/16	(71)
ILS	131,743	USD	35,016	UBS AG	12/13/16	147
ILS	22,071	USD	5,896	UBS AG	12/13/16	(5)
ILS	49,398	USD	13,197	UBS AG	12/13/16	(12)
ILS	69,098	USD	18,495	UBS AG	12/13/16	(52)
ILS	5,056	USD	1,353	UBS AG	12/13/16	(4)
ILS	131,743	USD	35,016	UBS AG	12/13/16	147
ILS	219,572	USD	58,360	UBS AG	12/13/16	245
INR	42,700,000	USD	628,496	Bank of America N.A.	12/13/16	5,263
INR	21,600,000	USD	317,928	Bank of America N.A.	12/13/16	2,662
INR	32,470,000	USD	477,781	Bank of America N.A.	12/13/16	4,142
INR	4,187,577	USD	62,112	Barclays Bank PLC	12/13/16	41
INR	30,700,000	USD	456,893	Barclays Bank PLC	12/13/16	(1,240)
INR	43,800,000	USD	651,854	Barclays Bank PLC	12/13/16	(1,769)
INR	6,461,198	USD	95,915	Barclays Bank PLC	12/13/16	(17)
INR	13,072,657	USD	194,060	Barclays Bank PLC	12/13/16	(34)
INR	61,500,000	USD	915,179	Barclays Bank PLC	12/13/16	(2,388)
INR	4,685,000	USD	69,100	BNP Paribas S.A.	12/13/16	435
INR	1,435,614	USD	21,324	BNP Paribas S.A.	12/13/16	(16)
INR	15,800,000	USD	234,735	BNP Paribas S.A.	12/13/16	(229)
INR	8,970,000	USD	133,264	BNP Paribas S.A.	12/13/16	(130)
INR	7,626,858	USD	113,249	Citibank N.A.	12/13/16	(50)
INR	1,575,869	USD	23,400	Citibank N.A.	12/13/16	(10)
INR	42,700,000	USD	628,080	Citibank N.A.	12/13/16	5,679
INR	21,600,000	USD	317,717	Citibank N.A.	12/13/16	2,873
INR	9,400,000	USD	138,552	Citibank N.A.	12/13/16	964
INR	4,874,379	USD	71,915	Deutsche Bank AG	12/13/16	431
INR	130,400,000	USD	1,919,906	Deutsche Bank AG	12/13/16	15,506
INR	24,100,000	USD	354,829	Deutsche Bank AG	12/13/16	2,866
INR	103,000,000	USD	1,516,490	Deutsche Bank AG	12/13/16	12,248
INR	5,760,810	USD	85,539	Deutsche Bank AG	12/13/16	(36)
INR	3,327,437	USD	49,407	Deutsche Bank AG	12/13/16	(21)
INR	18,200,000	USD	268,278	HSBC Bank USA N.A.	12/13/16	1,848
INR	177,700,000	USD	2,631,423	HSBC Bank USA N.A.	12/13/16	6,021
INR	15,249,820	USD	226,497	HSBC Bank USA N.A.	12/13/16	(157)
INR	3,150,933	USD	46,799	HSBC Bank USA N.A.	12/13/16	(33)
INR	20,600,000	USD	306,730	HSBC Bank USA N.A.	12/13/16	(983)
INR	43,300,000	USD	644,729	HSBC Bank USA N.A.	12/13/16	(2,065)
INR	87,000,000	USD	1,291,951	HSBC Bank USA N.A.	12/13/16	(687)
INR	43,000,000	USD	638,551	HSBC Bank USA N.A.	12/13/16	(340)
INR	30,427,344	USD	451,545	HSBC Bank USA N.A.	12/13/16	61
INR	15,038,802	USD	223,177	HSBC Bank USA N.A.	12/13/16	30

30	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	68,300,000	USD	1,013,955	HSBC Bank USA N.A.	12/13/16	$(238)
INR	39,450,000	USD	585,659	HSBC Bank USA N.A.	12/13/16	(138)
INR	202,700,000	USD	3,018,615	HSBC Bank USA N.A.	12/13/16	(10,118)
INR	7,235,000	USD	106,758	HSBC Bank USA N.A.	12/13/16	625
INR	13,540,391	USD	199,740	HSBC Bank USA N.A.	12/13/16	1,228
INR	6,770,196	USD	99,870	HSBC Bank USA N.A.	12/13/16	614
INR	4,640,621	USD	68,461	Morgan Stanley & Co. International PLC	12/13/16	416
INR	1,742,610	USD	25,883	Morgan Stanley & Co. International PLC	12/13/16	(19)
INR	6,400,000	USD	94,885	Morgan Stanley & Co. International PLC	12/13/16	104
INR	88,500,000	USD	1,312,083	Morgan Stanley & Co. International PLC	12/13/16	1,444
INR	18,100,000	USD	268,347	Morgan Stanley & Co. International PLC	12/13/16	295
INR	15,800,000	USD	234,526	Morgan Stanley & Co. International PLC	12/13/16	(20)
INR	8,965,000	USD	133,071	Morgan Stanley & Co. International PLC	12/13/16	(12)
INR	34,800,000	USD	514,260	Morgan Stanley & Co. International PLC	12/13/16	2,245
INR	76,700,000	USD	1,135,287	Morgan Stanley & Co. International PLC	12/13/16	3,103
INR	132,200,000	USD	1,956,779	Morgan Stanley & Co. International PLC	12/13/16	5,349
INR	23,043,926	USD	342,154	Morgan Stanley & Co. International PLC	12/13/16	(134)
INR	13,310,145	USD	197,628	Morgan Stanley & Co. International PLC	12/13/16	(77)
INR	43,500,000	USD	645,880	Morgan Stanley & Co. International PLC	12/13/16	(248)
INR	21,500,000	USD	319,228	Morgan Stanley & Co. International PLC	12/13/16	(122)
INR	14,465,000	USD	213,285	Morgan Stanley & Co. International PLC	12/13/16	1,406
INR	31,515,000	USD	463,729	Morgan Stanley & Co. International PLC	12/13/16	4,021
INR	14,100,000	USD	208,210	UBS AG	12/13/16	1,064
INR	1,034,199	USD	15,358	UBS AG	12/13/16	(8)
INR	13,373,198	USD	198,533	UBS AG	12/13/16	(47)
INR	64,723,322	USD	960,857	UBS AG	12/13/16	(226)
INR	43,800,000	USD	652,271	UBS AG	12/13/16	(2,186)
INR	34,800,000	USD	515,403	UBS AG	12/13/16	1,103
INR	15,800,000	USD	234,491	UBS AG	12/13/16	15
INR	8,965,000	USD	133,051	UBS AG	12/13/16	8
INR	39,495,264	USD	586,680	UBS AG	12/13/16	(486)
INR	22,812,418	USD	338,865	UBS AG	12/13/16	(281)
INR	23,600,000	USD	351,358	UBS AG	12/13/16	(1,085)
INR	4,859,609	USD	71,739	UBS AG	12/13/16	388
INR	2,429,804	USD	35,870	UBS AG	12/13/16	194
INR	18,800,000	USD	277,571	UBS AG	12/13/16	1,460
INR	31,515,000	USD	463,592	UBS AG	12/13/16	4,157

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016	31

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	28,000,000	USD	276,416	Bank of America N.A.	12/13/16	$906
JPY	21,000,000	USD	206,942	Barclays Bank PLC	12/13/16	1,050
JPY	50,982,322	USD	508,935	Barclays Bank PLC	12/13/16	(3,987)
JPY	22,000,000	USD	216,101	Citibank N.A.	12/13/16	1,795
JPY	21,000,000	USD	206,630	Credit Suisse International	12/13/16	1,362
JPY	14,000,000	USD	137,661	Credit Suisse International	12/13/16	1,000
JPY	14,000,000	USD	139,412	Credit Suisse International	12/13/16	(750)
JPY	134,047	USD	1,337	Deutsche Bank AG	12/13/16	(9)
JPY	2,345,524	USD	23,405	Deutsche Bank AG	12/13/16	(174)
JPY	168,000,000	USD	1,648,578	Deutsche Bank AG	12/13/16	15,358
JPY	14,000,000	USD	136,277	Goldman Sachs International	12/13/16	2,384
JPY	34,000,000	USD	338,033	HSBC Bank USA N.A.	12/13/16	(1,284)
JPY	51,865,953	USD	517,219	HSBC Bank USA N.A.	12/13/16	(3,519)
JPY	131,654,476	USD	1,313,792	HSBC Bank USA N.A.	12/13/16	(9,836)
JPY	13,000,000	USD	129,711	HSBC Bank USA N.A.	12/13/16	(954)
JPY	15,000,000	USD	145,698	HSBC Bank USA N.A.	12/13/16	2,868
JPY	1,017,678	USD	10,159	Morgan Stanley & Co. International PLC	12/13/16	(79)
JPY	50,000,000	USD	493,895	Morgan Stanley & Co. International PLC	12/13/16	1,324
KRW	1,290,000,000	USD	1,170,174	Bank of America N.A.	12/13/16	624
KRW	457,500,000	USD	420,226	Bank of America N.A.	12/13/16	(5,001)
KRW	60,000,000	USD	55,112	Bank of America N.A.	12/13/16	(656)
KRW	210,000,000	USD	192,891	Bank of America N.A.	12/13/16	(2,296)
KRW	29,204,685	USD	25,955	Bank of America N.A.	12/13/16	551
KRW	75,025,000	USD	68,081	BNP Paribas S.A.	12/13/16	12
KRW	777,125,000	USD	705,195	BNP Paribas S.A.	12/13/16	120
KRW	93,550,000	USD	84,891	BNP Paribas S.A.	12/13/16	14
KRW	121,000,000	USD	108,079	BNP Paribas S.A.	12/13/16	1,740
KRW	45,000,000	USD	40,195	BNP Paribas S.A.	12/13/16	647
KRW	960,161,156	USD	875,221	Citibank N.A.	12/13/16	(3,783)
KRW	327,146,322	USD	298,205	Citibank N.A.	12/13/16	(1,289)
KRW	477,500,000	USD	427,484	Citibank N.A.	12/13/16	5,892
KRW	225,000,000	USD	201,432	Citibank N.A.	12/13/16	2,776
KRW	160,000,000	USD	143,395	Credit Suisse International	12/13/16	1,820
KRW	535,000,000	USD	487,250	Credit Suisse International	12/13/16	(1,686)
KRW	130,000,000	USD	117,276	Credit Suisse International	12/13/16	712
KRW	185,000,000	USD	167,907	Credit Suisse International	12/13/16	(2)
KRW	640,000,000	USD	580,868	Credit Suisse International	12/13/16	(7)
KRW	2,485,000,000	USD	2,284,847	Deutsche Bank AG	12/13/16	(29,474)
KRW	193,835,519	USD	173,501	Deutsche Bank AG	12/13/16	2,423
KRW	345,673,342	USD	309,410	Deutsche Bank AG	12/13/16	4,321
KRW	477,500,000	USD	427,293	Deutsche Bank AG	12/13/16	6,084
KRW	225,000,000	USD	201,342	Deutsche Bank AG	12/13/16	2,867
KRW	635,000,000	USD	565,752	Goldman Sachs International	12/13/16	10,571
KRW	345,000,000	USD	307,377	Goldman Sachs International	12/13/16	5,743
KRW	620,000,000	USD	552,388	Goldman Sachs International	12/13/16	10,321
KRW	176,750,000	USD	161,386	HSBC Bank USA N.A.	12/13/16	(969)
KRW	287,853,678	USD	262,090	HSBC Bank USA N.A.	12/13/16	(836)
KRW	844,838,844	USD	769,224	HSBC Bank USA N.A.	12/13/16	(2,453)
KRW	141,750,000	USD	129,428	HSBC Bank USA N.A.	12/13/16	(777)
KRW	1,468,250,000	USD	1,340,623	HSBC Bank USA N.A.	12/13/16	(8,046)
KRW	47,385,000	USD	43,136	HSBC Bank USA N.A.	12/13/16	(130)

32	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	59,085,000	USD	53,787	HSBC Bank USA N.A.	12/13/16	$(162)
KRW	490,815,000	USD	446,805	HSBC Bank USA N.A.	12/13/16	(1,343)
KRW	321,866,908	USD	287,940	HSBC Bank USA N.A.	12/13/16	4,185
KRW	349,855,335	USD	312,978	HSBC Bank USA N.A.	12/13/16	4,549
KRW	825,658,590	USD	738,628	HSBC Bank USA N.A.	12/13/16	10,735
KRW	105,000,000	USD	94,920	HSBC Bank USA N.A.	12/13/16	378
KRW	205,000,000	USD	185,319	HSBC Bank USA N.A.	12/13/16	738
KRW	200,000,000	USD	180,799	HSBC Bank USA N.A.	12/13/16	720
KRW	255,000,000	USD	230,519	HSBC Bank USA N.A.	12/13/16	918
KRW	457,500,000	USD	419,571	HSBC Bank USA N.A.	12/13/16	(4,346)
KRW	210,000,000	USD	192,590	HSBC Bank USA N.A.	12/13/16	(1,995)
KRW	60,000,000	USD	55,026	HSBC Bank USA N.A.	12/13/16	(570)
KRW	93,550,000	USD	84,883	JPMorgan Chase Bank N.A.	12/13/16	22
KRW	75,025,000	USD	68,075	JPMorgan Chase Bank N.A.	12/13/16	18
KRW	777,120,000	USD	705,127	JPMorgan Chase Bank N.A.	12/13/16	184
KRW	681,690,000	USD	620,734	Morgan Stanley & Co. International PLC	12/13/16	(2,035)
KRW	65,815,000	USD	59,930	Morgan Stanley & Co. International PLC	12/13/16	(197)
KRW	82,065,000	USD	74,727	Morgan Stanley & Co. International PLC	12/13/16	(245)
KRW	710,000,000	USD	645,220	Morgan Stanley & Co. International PLC	12/13/16	(827)
KRW	610,000,000	USD	554,344	Morgan Stanley & Co. International PLC	12/13/16	(711)
KRW	23,133,092	USD	20,712	Morgan Stanley & Co. International PLC	12/13/16	284
KRW	25,144,665	USD	22,513	Morgan Stanley & Co. International PLC	12/13/16	308
KRW	59,341,410	USD	53,131	Morgan Stanley & Co. International PLC	12/13/16	727
KRW	650,000,000	USD	587,810	Morgan Stanley & Co. International PLC	12/13/16	2,127
KRW	255,000,000	USD	233,623	Morgan Stanley & Co. International PLC	12/13/16	(2,187)
KRW	425,000,000	USD	389,444	Morgan Stanley & Co. International PLC	12/13/16	(3,716)
KRW	125,000,000	USD	114,542	Morgan Stanley & Co. International PLC	12/13/16	(1,093)
KRW	1,040,000,000	USD	945,369	Morgan Stanley & Co. International PLC	12/13/16	(1,470)
KRW	50,000,000	USD	45,450	Morgan Stanley & Co. International PLC	12/13/16	(71)
KRW	203,110,346	USD	182,031	Morgan Stanley & Co. International PLC	12/13/16	2,311
KRW	362,213,451	USD	324,622	Morgan Stanley & Co. International PLC	12/13/16	4,121
KRW	181,500,000	USD	161,866	Morgan Stanley & Co. International PLC	12/13/16	2,863
KRW	67,500,000	USD	60,198	Morgan Stanley & Co. International PLC	12/13/16	1,065
KRW	2,205,000,000	USD	1,994,031	UBS AG	12/13/16	7,216
KRW	1,505,000,000	USD	1,341,355	UBS AG	12/13/16	24,576

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016	33

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	360,000,000	USD	320,856	UBS AG	12/13/16	$5,879
KRW	2,580,000,000	USD	2,299,465	UBS AG	12/13/16	42,130
KRW	203,054,135	USD	181,932	UBS AG	12/13/16	2,359
KRW	362,113,207	USD	324,445	UBS AG	12/13/16	4,207
KRW	302,500,000	USD	269,872	UBS AG	12/13/16	4,675
KRW	112,500,000	USD	100,366	UBS AG	12/13/16	1,739
KRW	65,795,315	USD	58,407	UBS AG	12/13/16	1,309
KRW	315,000,000	USD	277,954	UBS AG	12/13/16	7,938
MXN	5,400,000	USD	272,755	Bank of America N.A.	12/13/16	4,092
MXN	533,349	USD	27,050	Bank of America N.A.	12/13/16	294
MXN	1,629,679	USD	82,651	Bank of America N.A.	12/13/16	899
MXN	2,300,000	USD	122,340	Bank of America N.A.	12/13/16	(4,424)
MXN	16,000,000	USD	851,064	Bank of America N.A.	12/13/16	(30,776)
MXN	4,900,000	USD	260,638	Bank of America N.A.	12/13/16	(9,425)
MXN	1,850,000	USD	100,046	Bank of America N.A.	12/13/16	(5,200)
MXN	2,150,000	USD	116,270	Bank of America N.A.	12/13/16	(6,044)
MXN	9,800,000	USD	529,973	Bank of America N.A.	12/13/16	(27,547)
MXN	6,900,000	USD	360,229	Bank of America N.A.	12/13/16	(6,480)
MXN	438,837	USD	22,510	Barclays Bank PLC	12/13/16	(12)
MXN	3,000,000	USD	151,529	Barclays Bank PLC	12/13/16	2,275
MXN	368,881	USD	18,430	Barclays Bank PLC	12/13/16	482
MXN	209,365	USD	10,460	Barclays Bank PLC	12/13/16	274
MXN	209,365	USD	10,460	Barclays Bank PLC	12/13/16	274
MXN	1,345,918	USD	67,243	Barclays Bank PLC	12/13/16	1,759
MXN	418,948	USD	20,999	Barclays Bank PLC	12/13/16	480
MXN	418,948	USD	20,999	Barclays Bank PLC	12/13/16	480
MXN	2,693,238	USD	134,992	Barclays Bank PLC	12/13/16	3,085
MXN	738,147	USD	36,998	Barclays Bank PLC	12/13/16	845
MXN	7,744,248	USD	393,760	Barclays Bank PLC	12/13/16	3,272
MXN	2,534,481	USD	128,867	Barclays Bank PLC	12/13/16	1,071
MXN	1,174,027	USD	59,872	Barclays Bank PLC	12/13/16	318
MXN	2,071,812	USD	105,657	Barclays Bank PLC	12/13/16	561
MXN	7,009,631	USD	357,472	Barclays Bank PLC	12/13/16	1,897
MXN	2,555,235	USD	130,310	Barclays Bank PLC	12/13/16	692
MXN	672,709	USD	36,012	Barclays Bank PLC	12/13/16	(1,524)
MXN	1,698,642	USD	89,967	Barclays Bank PLC	12/13/16	(2,881)
MXN	3,933,697	USD	208,345	Barclays Bank PLC	12/13/16	(6,672)
MXN	183,949	USD	9,529	Barclays Bank PLC	12/13/16	(99)
MXN	3,219,842	USD	165,419	Barclays Bank PLC	12/13/16	(344)
MXN	2,826,306	USD	145,201	Barclays Bank PLC	12/13/16	(302)
MXN	3,353,536	USD	172,009	Citibank N.A.	12/13/16	(80)
MXN	3,400,000	USD	171,039	Citibank N.A.	12/13/16	3,272
MXN	2,700,000	USD	136,446	Citibank N.A.	12/13/16	1,977
MXN	2,200,000	USD	111,178	Citibank N.A.	12/13/16	1,611
MXN	4,056,762	USD	203,380	Citibank N.A.	12/13/16	4,602
MXN	631,052	USD	31,637	Citibank N.A.	12/13/16	716
MXN	631,052	USD	31,637	Citibank N.A.	12/13/16	716
MXN	1,111,853	USD	55,741	Citibank N.A.	12/13/16	1,261
MXN	390,605	USD	19,957	Citibank N.A.	12/13/16	69
MXN	689,303	USD	35,218	Citibank N.A.	12/13/16	122
MXN	850,140	USD	43,435	Citibank N.A.	12/13/16	150
MXN	2,332,141	USD	119,153	Citibank N.A.	12/13/16	411
MXN	6,219,398	USD	316,896	Citibank N.A.	12/13/16	1,960

34	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	532,169	USD	27,047	Citibank N.A.	12/13/16	$236
MXN	1,626,073	USD	82,644	Citibank N.A.	12/13/16	722
MXN	3,644,488	USD	185,697	Citibank N.A.	12/13/16	1,149
MXN	5,400,000	USD	276,708	Citibank N.A.	12/13/16	139
MXN	1,800,000	USD	92,236	Citibank N.A.	12/13/16	46
MXN	2,000,000	USD	102,484	Citibank N.A.	12/13/16	52
MXN	5,200,000	USD	277,912	Citibank N.A.	12/13/16	(11,319)
MXN	3,400,000	USD	181,712	Citibank N.A.	12/13/16	(7,401)
MXN	3,500,000	USD	187,056	Citibank N.A.	12/13/16	(7,618)
MXN	8,800,000	USD	470,313	Citibank N.A.	12/13/16	(19,155)
MXN	1,542,815	USD	83,339	Citibank N.A.	12/13/16	(4,242)
MXN	1,327,538	USD	71,710	Citibank N.A.	12/13/16	(3,650)
MXN	7,032,365	USD	379,870	Citibank N.A.	12/13/16	(19,335)
MXN	2,527,291	USD	135,094	Citibank N.A.	12/13/16	(5,525)
MXN	2,209	USD	114	Citibank N.A.	12/13/16	(1)
MXN	17,108,759	USD	864,317	Credit Suisse International	12/13/16	12,814
MXN	8,300,000	USD	444,025	Credit Suisse International	12/13/16	(18,501)
MXN	8,800,000	USD	470,774	Credit Suisse International	12/13/16	(19,616)
MXN	183,943	USD	9,529	Credit Suisse International	12/13/16	(99)
MXN	21,360,333	USD	1,080,644	Deutsche Bank AG	12/13/16	14,457
MXN	2,767,635	USD	149,633	Deutsche Bank AG	12/13/16	(7,742)
MXN	522,462	USD	28,247	Deutsche Bank AG	12/13/16	(1,461)
MXN	607,185	USD	32,828	Deutsche Bank AG	12/13/16	(1,698)
MXN	639,433	USD	33,351	Deutsche Bank AG	12/13/16	(569)
MXN	1,500,260	USD	77,234	Deutsche Bank AG	12/13/16	(319)
MXN	1,316,895	USD	67,794	Deutsche Bank AG	12/13/16	(280)
MXN	5,100,000	USD	258,408	Goldman Sachs International	12/13/16	3,058
MXN	20,000,000	USD	1,054,802	HSBC Bank USA N.A.	12/13/16	(29,443)
MXN	23,100,000	USD	1,218,297	HSBC Bank USA N.A.	12/13/16	(34,007)
MXN	1,130,908	USD	57,199	JPMorgan Chase Bank N.A.	12/13/16	780
MXN	2,076,170	USD	105,652	JPMorgan Chase Bank N.A.	12/13/16	789
MXN	2,560,609	USD	130,304	JPMorgan Chase Bank N.A.	12/13/16	974
MXN	7,024,374	USD	357,454	JPMorgan Chase Bank N.A.	12/13/16	2,671
MXN	1,176,496	USD	59,869	JPMorgan Chase Bank N.A.	12/13/16	447
MXN	41,900,000	USD	2,268,175	JPMorgan Chase Bank N.A.	12/13/16	(120,048)
MXN	4,700,000	USD	254,614	JPMorgan Chase Bank N.A.	12/13/16	(13,655)
MXN	639,751	USD	33,352	JPMorgan Chase Bank N.A.	12/13/16	(553)
MXN	183,978	USD	9,530	JPMorgan Chase Bank N.A.	12/13/16	(97)
MXN	2,905,779	USD	150,794	JPMorgan Chase Bank N.A.	12/13/16	(1,820)
MXN	1,507,627	USD	77,387	Morgan Stanley & Co. International PLC	12/13/16	(94)
MXN	840,635	USD	41,999	UBS AG	12/13/16	1,098
MXN	840,635	USD	41,999	UBS AG	12/13/16	1,098
MXN	1,481,119	USD	73,999	UBS AG	12/13/16	1,935
MXN	5,404,082	USD	269,995	UBS AG	12/13/16	7,061
MXN	658,872	USD	33,553	UBS AG	12/13/16	227
MXN	3,933,854	USD	200,328	UBS AG	12/13/16	1,352
MXN	1,434,016	USD	73,026	UBS AG	12/13/16	493
MXN	1,162,715	USD	59,210	UBS AG	12/13/16	400
MXN	9,480,602	USD	482,778	UBS AG	12/13/16	3,273
MXN	5,555,512	USD	282,902	UBS AG	12/13/16	1,918
MXN	4,866,303	USD	257,685	UBS AG	12/13/16	(8,200)
MXN	2,101,358	USD	111,273	UBS AG	12/13/16	(3,541)

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016	35

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	182,885	USD	9,524	UBS AG	12/13/16	$(148)
MXN	183,853	USD	9,525	UBS AG	12/13/16	(99)
MXN	9,194,221	USD	477,151	UBS AG	12/13/16	(5,782)
MXN	4,279,898	USD	220,492	UBS AG	12/13/16	(1,070)
MXN	3,756,800	USD	193,543	UBS AG	12/13/16	(939)
MYR	850,000	USD	205,861	Bank of America N.A.	12/13/16	(1,044)
MYR	450,000	USD	109,863	Citibank N.A.	12/13/16	(1,431)
MYR	450,000	USD	109,863	Citibank N.A.	12/13/16	(1,431)
MYR	400,000	USD	96,281	Deutsche Bank AG	12/13/16	103
MYR	8,200,000	USD	1,990,291	Deutsche Bank AG	12/13/16	(14,408)
MYR	1,850,000	USD	446,536	Deutsche Bank AG	12/13/16	(758)
MYR	10,050,000	USD	2,454,512	Deutsche Bank AG	12/13/16	(32,851)
MYR	5,250,000	USD	1,282,208	Deutsche Bank AG	12/13/16	(17,161)
MYR	8,500,000	USD	2,075,956	Deutsche Bank AG	12/13/16	(27,784)
MYR	300,000	USD	73,242	Deutsche Bank AG	12/13/16	(954)
MYR	9,200,000	USD	2,259,055	Deutsche Bank AG	12/13/16	(42,210)
MYR	550,000	USD	132,898	Deutsche Bank AG	12/13/16	(370)
MYR	850,000	USD	205,388	Deutsche Bank AG	12/13/16	(571)
MYR	450,000	USD	108,363	HSBC Bank USA N.A.	12/13/16	69
MYR	1,700,000	USD	417,178	HSBC Bank USA N.A.	12/13/16	(7,544)
MYR	350,000	USD	85,890	HSBC Bank USA N.A.	12/13/16	(1,553)
MYR	1,000,000	USD	245,399	HSBC Bank USA N.A.	12/13/16	(4,437)
MYR	350,000	USD	84,419	HSBC Bank USA N.A.	12/13/16	(82)
MYR	250,000	USD	61,279	HSBC Bank USA N.A.	12/13/16	(1,039)
MYR	486,451	USD	120,230	JPMorgan Chase Bank N.A.	12/13/16	(3,014)
MYR	600,000	USD	145,773	Morgan Stanley & Co. International PLC	12/13/16	(1,196)
MYR	350,000	USD	85,034	Morgan Stanley & Co. International PLC	12/13/16	(698)
MYR	900,000	USD	218,314	Morgan Stanley & Co. International PLC	12/13/16	(1,449)
MYR	350,000	USD	84,807	Morgan Stanley & Co. International PLC	12/13/16	(471)
MYR	2,250,000	USD	545,190	Morgan Stanley & Co. International PLC	12/13/16	(3,027)
MYR	800,000	USD	192,887	UBS AG	12/13/16	(118)
MYR	1,200,000	USD	289,331	UBS AG	12/13/16	(177)
MYR	1,650,000	USD	397,830	UBS AG	12/13/16	(244)
MYR	513,549	USD	126,850	UBS AG	12/13/16	(3,104)
NOK	1,674,416	USD	208,811	Bank of America N.A.	12/13/16	733
NOK	533,872	USD	66,577	Bank of America N.A.	12/13/16	234
NOK	355,230	USD	43,707	Bank of America N.A.	12/13/16	748
NOK	1,249,429	USD	153,728	Bank of America N.A.	12/13/16	2,631
NOK	514,471	USD	63,300	Bank of America N.A.	12/13/16	1,083
NOK	365,025	USD	44,280	Bank of America N.A.	12/13/16	1,401
NOK	558,273	USD	67,722	Bank of America N.A.	12/13/16	2,142
NOK	343,553	USD	41,675	Bank of America N.A.	12/13/16	1,318
NOK	349,097	USD	42,228	Bank of America N.A.	12/13/16	1,459
NOK	1,149,966	USD	139,104	Bank of America N.A.	12/13/16	4,808
NOK	431,237	USD	52,164	Bank of America N.A.	12/13/16	1,803
NOK	11,465,000	USD	1,427,244	Barclays Bank PLC	12/13/16	7,538
NOK	5,300,000	USD	635,016	BNP Paribas S.A.	12/13/16	28,250
NOK	11,900,000	USD	1,425,790	BNP Paribas S.A.	12/13/16	63,430

36	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	896,128	USD	111,549	Citibank N.A.	12/13/16	$596
NOK	2,810,584	USD	349,860	Citibank N.A.	12/13/16	1,869
NOK	2,300,000	USD	279,121	Citibank N.A.	12/13/16	8,711
NOK	2,100,000	USD	258,140	Citibank N.A.	12/13/16	4,663
NOK	770,000	USD	95,706	Citibank N.A.	12/13/16	655
NOK	2,415,000	USD	300,169	Citibank N.A.	12/13/16	2,056
NOK	1,500,000	USD	183,404	Citibank N.A.	12/13/16	4,313
NOK	1,300,000	USD	158,950	Citibank N.A.	12/13/16	3,738
NOK	450,000	USD	55,275	Citibank N.A.	12/13/16	1,040
NOK	1,900,000	USD	231,786	Citibank N.A.	12/13/16	5,989
NOK	1,300,000	USD	158,590	Citibank N.A.	12/13/16	4,097
NOK	1,085,000	USD	131,432	Citibank N.A.	12/13/16	4,350
NOK	4,185,000	USD	506,953	Citibank N.A.	12/13/16	16,777
NOK	4,000,000	USD	480,665	Citibank N.A.	12/13/16	19,913
NOK	4,000,000	USD	479,367	Citibank N.A.	12/13/16	21,211
NOK	3,685,529	USD	454,070	Credit Suisse International	12/13/16	7,154
NOK	8,950,571	USD	1,102,741	Credit Suisse International	12/13/16	17,374
NOK	2,544,770	USD	313,524	Credit Suisse International	12/13/16	4,940
NOK	1,256,448	USD	152,253	Credit Suisse International	12/13/16	4,985
NOK	1,334,975	USD	161,769	Credit Suisse International	12/13/16	5,296
NOK	2,041,727	USD	247,411	Credit Suisse International	12/13/16	8,100
NOK	3,971,049	USD	479,710	Credit Suisse International	12/13/16	17,245
NOK	1,205,497	USD	145,626	Credit Suisse International	12/13/16	5,235
NOK	1,489,143	USD	179,891	Credit Suisse International	12/13/16	6,467
NOK	1,050,000	USD	129,062	Credit Suisse International	12/13/16	2,339
NOK	1,215,000	USD	147,119	Credit Suisse International	12/13/16	4,931
NOK	315,000	USD	38,142	Credit Suisse International	12/13/16	1,279
NOK	11,465,000	USD	1,436,546	JPMorgan Chase Bank N.A.	12/13/16	(1,764)
NOK	1,200,000	USD	145,341	JPMorgan Chase Bank N.A.	12/13/16	4,833
NOK	3,600,000	USD	442,748	Morgan Stanley & Co. International PLC	12/13/16	7,772
NOK	7,400,000	USD	910,094	Morgan Stanley & Co. International PLC	12/13/16	15,976
NOK	2,800,000	USD	345,080	Morgan Stanley & Co. International PLC	12/13/16	5,325
NOK	1,600,000	USD	197,188	Morgan Stanley & Co. International PLC	12/13/16	3,043
NOK	478,985	USD	57,961	UBS AG	12/13/16	1,981
NOK	179,619	USD	21,735	UBS AG	12/13/16	743
NOK	145,406	USD	17,595	UBS AG	12/13/16	601
NZD	177,645	USD	128,725	Bank of America N.A.	12/13/16	106
NZD	460,000	USD	333,070	Bank of America N.A.	12/13/16	529
NZD	480,000	USD	347,552	Bank of America N.A.	12/13/16	552
NZD	85,611	USD	61,742	Barclays Bank PLC	12/13/16	344
NZD	45,492	USD	33,174	Barclays Bank PLC	12/13/16	(183)
NZD	780,000	USD	563,934	Citibank N.A.	12/13/16	1,735
NZD	4,500,000	USD	3,252,465	Citibank N.A.	12/13/16	11,011
NZD	2,530,000	USD	1,828,608	Citibank N.A.	12/13/16	6,191
NZD	5,650,000	USD	4,083,651	Citibank N.A.	12/13/16	13,825
NZD	327,198	USD	239,365	Credit Suisse International	12/13/16	(2,075)
NZD	432,802	USD	316,681	Deutsche Bank AG	12/13/16	(2,806)
NZD	146,002	USD	106,245	Goldman Sachs International	12/13/16	(362)
NZD	213,084	USD	155,060	Goldman Sachs International	12/13/16	(528)

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016	37

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	593,998	USD	432,018	Goldman Sachs International	12/13/16	$(1,241)
NZD	866,916	USD	630,513	Goldman Sachs International	12/13/16	(1,811)
NZD	862,355	USD	624,852	HSBC Bank USA N.A.	12/13/16	542
NZD	113,729	USD	82,991	HSBC Bank USA N.A.	12/13/16	(512)
NZD	100,560	USD	73,319	HSBC Bank USA N.A.	12/13/16	(391)
NZD	140,000	USD	100,996	JPMorgan Chase Bank N.A.	12/13/16	534
NZD	480,000	USD	346,273	JPMorgan Chase Bank N.A.	12/13/16	1,831
NZD	125,000	USD	90,576	Morgan Stanley & Co. International PLC	12/13/16	76
NZD	434,389	USD	313,259	Morgan Stanley & Co. International PLC	12/13/16	1,767
NZD	125,000	USD	90,652	Morgan Stanley & Co. International PLC	12/13/16	—
NZD	68,033	USD	49,616	Morgan Stanley & Co. International PLC	12/13/16	(277)
NZD	200,000	USD	148,945	Morgan Stanley & Co. International PLC	12/13/16	(3,902)
NZD	59,440	USD	43,349	Morgan Stanley & Co. International PLC	12/13/16	(243)
NZD	270,000	USD	195,730	Morgan Stanley & Co. International PLC	12/13/16	79
NZD	1,140,000	USD	826,415	Morgan Stanley & Co. International PLC	12/13/16	333
NZD	22,746	USD	16,586	UBS AG	12/13/16	(91)
PHP	24,326,658	USD	499,316	Bank of America N.A.	12/13/16	1,370
PHP	30,018,690	USD	616,147	Bank of America N.A.	12/13/16	1,690
PHP	114,900,000	USD	2,446,503	Citibank N.A.	12/13/16	(81,659)
PHP	315,300,000	USD	6,713,510	Citibank N.A.	12/13/16	(224,083)
PHP	13,900,000	USD	296,502	Deutsche Bank AG	12/13/16	(10,415)
PHP	23,200,000	USD	486,404	Deutsche Bank AG	12/13/16	(8,907)
PHP	16,300,000	USD	339,223	HSBC Bank USA N.A.	12/13/16	(3,740)
PHP	14,281,310	USD	293,552	HSBC Bank USA N.A.	12/13/16	382
PHP	11,573,342	USD	237,890	HSBC Bank USA N.A.	12/13/16	310
PHP	9,401,838	USD	200,478	HSBC Bank USA N.A.	12/13/16	(6,972)
PHP	6,800,000	USD	145,552	HSBC Bank USA N.A.	12/13/16	(5,596)
PHP	6,100,000	USD	130,569	HSBC Bank USA N.A.	12/13/16	(5,020)
PHP	2,986,350	USD	63,203	HSBC Bank USA N.A.	12/13/16	(1,739)
PHP	1,305,000	USD	27,261	HSBC Bank USA N.A.	12/13/16	(402)
PHP	1,290,000	USD	26,959	HSBC Bank USA N.A.	12/13/16	(409)
PHP	1,290,000	USD	26,948	HSBC Bank USA N.A.	12/13/16	(398)
PHP	1,290,000	USD	26,948	HSBC Bank USA N.A.	12/13/16	(398)
PHP	1,290,000	USD	26,965	HSBC Bank USA N.A.	12/13/16	(414)
PHP	4,500,000	USD	96,195	JPMorgan Chase Bank N.A.	12/13/16	(3,577)
PHP	11,798,162	USD	251,662	Morgan Stanley & Co. International PLC	12/13/16	(8,835)
PHP	4,500,000	USD	92,555	UBS AG	12/13/16	63
PHP	10,100,000	USD	207,733	UBS AG	12/13/16	142
PHP	5,400,000	USD	110,951	UBS AG	12/13/16	190
PHP	3,213,650	USD	68,172	UBS AG	12/13/16	(2,030)
PHP	54,200,000	USD	1,125,415	UBS AG	12/13/16	(9,884)
PHP	10,100,000	USD	209,739	UBS AG	12/13/16	(1,864)
PLN	525,000	EUR	121,652	Bank of America N.A.	12/13/16	(184)
PLN	1,325,000	EUR	307,243	Bank of America N.A.	12/13/16	(708)

38	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PLN	1,685,000	EUR	390,720	Bank of America N.A.	12/13/16	$(901)
PLN	1,005,000	EUR	230,920	Bank of America N.A.	12/13/16	1,854
PLN	1,070,000	EUR	245,737	Bank of America N.A.	12/13/16	2,107
PLN	11,700,000	EUR	2,690,150	Bank of America N.A.	12/13/16	19,523
PLN	1,350,000	EUR	311,124	Bank of America N.A.	12/13/16	1,438
PLN	625,000	EUR	143,695	Bank of America N.A.	12/13/16	1,054
PLN	1,800,000	EUR	413,793	Bank of America N.A.	12/13/16	3,089
PLN	1,160,000	EUR	266,575	Bank of America N.A.	12/13/16	2,095
PLN	2,670,000	EUR	613,984	Bank of America N.A.	12/13/16	4,368
PLN	1,780,000	EUR	407,094	Bank of America N.A.	12/13/16	5,424
PLN	902,890	EUR	206,829	Bank of America N.A.	12/13/16	2,375
PLN	1,100,000	EUR	252,752	Bank of America N.A.	12/13/16	2,026
PLN	1,100,000	EUR	253,229	Bank of America N.A.	12/13/16	1,488
PLN	1,100,000	EUR	254,515	Barclays Bank PLC	12/13/16	38
PLN	525,000	EUR	121,565	Barclays Bank PLC	12/13/16	(86)
PLN	800,000	EUR	185,769	Barclays Bank PLC	12/13/16	(725)
PLN	2,800,000	EUR	646,444	Barclays Bank PLC	12/13/16	1,688
PLN	1,563,654	EUR	358,636	Barclays Bank PLC	12/13/16	3,613
PLN	1,345,000	EUR	312,137	BNP Paribas S.A.	12/13/16	(1,009)
PLN	895,000	EUR	207,388	BNP Paribas S.A.	12/13/16	(314)
PLN	1,945,000	EUR	445,529	BNP Paribas S.A.	12/13/16	5,140
PLN	444,625	EUR	102,211	Citibank N.A.	12/13/16	765
PLN	1,007,863	EUR	231,122	Citibank N.A.	12/13/16	2,373
PLN	400,118	EUR	91,992	Credit Suisse International	12/13/16	674
PLN	3,628,860	EUR	833,312	Credit Suisse International	12/13/16	7,253
PLN	177,028	EUR	40,652	Credit Suisse International	12/13/16	353
PLN	1,675,000	EUR	383,281	Credit Suisse International	12/13/16	4,878
PLN	180,553	EUR	41,371	Credit Suisse International	12/13/16	463
PLN	902,903	EUR	206,867	Credit Suisse International	12/13/16	2,336
PLN	10,150,000	EUR	2,358,080	Deutsche Bank AG	12/13/16	(10,480)
PLN	130,257	EUR	29,949	Deutsche Bank AG	12/13/16	218
PLN	531,249	EUR	121,955	Deutsche Bank AG	12/13/16	1,105
PLN	525,000	USD	136,030	Bank of America N.A.	12/13/16	948
PLN	2,230,000	USD	580,638	Bank of America N.A.	12/13/16	1,190
PLN	565,000	USD	147,112	Bank of America N.A.	12/13/16	302
PLN	1,090,000	USD	284,128	Bank of America N.A.	12/13/16	264
PLN	270,000	USD	70,380	Bank of America N.A.	12/13/16	65
PLN	850,000	USD	221,805	Bank of America N.A.	12/13/16	(32)
PLN	1,800,000	USD	469,704	Bank of America N.A.	12/13/16	(67)
PLN	1,600,000	USD	407,747	Bank of America N.A.	12/13/16	9,708
PLN	423,851	USD	108,903	Bank of America N.A.	12/13/16	1,684
PLN	241,269	USD	61,991	Bank of America N.A.	12/13/16	958
PLN	715,000	USD	185,949	Bank of America N.A.	12/13/16	602
PLN	800,000	USD	207,265	Bank of America N.A.	12/13/16	1,463
PLN	370,000	USD	95,860	Bank of America N.A.	12/13/16	677
PLN	1,075,000	USD	279,047	Bank of America N.A.	12/13/16	1,431
PLN	490,000	USD	127,193	Bank of America N.A.	12/13/16	652
PLN	1,400,000	USD	362,534	Barclays Bank PLC	12/13/16	2,740
PLN	1,100,000	USD	285,697	Barclays Bank PLC	12/13/16	1,303
PLN	525,000	USD	135,994	Barclays Bank PLC	12/13/16	983
PLN	700,000	USD	183,194	Barclays Bank PLC	12/13/16	(557)
PLN	1,750,000	USD	457,287	Barclays Bank PLC	12/13/16	(695)
PLN	750,000	USD	195,980	Barclays Bank PLC	12/13/16	(298)

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016	39

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PLN	350,000	USD	91,241	Barclays Bank PLC	12/13/16	$77
PLN	800,000	USD	208,551	Barclays Bank PLC	12/13/16	177
PLN	1,059,849	USD	272,313	Barclays Bank PLC	12/13/16	4,211
PLN	603,298	USD	155,009	Barclays Bank PLC	12/13/16	2,397
PLN	2,950,000	USD	755,788	Barclays Bank PLC	12/13/16	13,896
PLN	750,000	USD	192,149	Barclays Bank PLC	12/13/16	3,533
PLN	1,050,000	USD	271,354	Barclays Bank PLC	12/13/16	2,602
PLN	1,800,000	USD	466,844	BNP Paribas S.A.	12/13/16	2,794
PLN	750,000	USD	195,613	BNP Paribas S.A.	12/13/16	69
PLN	235,000	USD	61,116	BNP Paribas S.A.	12/13/16	198
PLN	335,000	USD	86,512	BNP Paribas S.A.	12/13/16	893
PLN	505,000	USD	130,413	BNP Paribas S.A.	12/13/16	1,346
PLN	625,000	USD	161,712	BNP Paribas S.A.	12/13/16	1,357
PLN	290,000	USD	75,034	BNP Paribas S.A.	12/13/16	630
PLN	1,000,000	USD	255,269	BNP Paribas S.A.	12/13/16	5,640
PLN	482,646	USD	123,929	Credit Suisse International	12/13/16	1,998
PLN	847,891	USD	217,713	Credit Suisse International	12/13/16	3,510
PLN	134,186	USD	34,799	Credit Suisse International	12/13/16	211
PLN	800,000	USD	206,211	Credit Suisse International	12/13/16	2,517
PLN	1,500,000	USD	386,645	Credit Suisse International	12/13/16	4,719
PLN	1,250,000	USD	318,995	Deutsche Bank AG	12/13/16	7,142
PLN	2,200,000	USD	561,431	Deutsche Bank AG	12/13/16	12,571
PLN	918,409	USD	235,957	Deutsche Bank AG	12/13/16	3,665
PLN	522,787	USD	134,314	Deutsche Bank AG	12/13/16	2,086
PLN	103,134	USD	26,767	Deutsche Bank AG	12/13/16	141
PLN	695,000	USD	179,251	Deutsche Bank AG	12/13/16	2,081
PLN	465,000	USD	119,930	Deutsche Bank AG	12/13/16	1,393
PLN	96,976	USD	25,171	HSBC Bank USA N.A.	12/13/16	132
PLN	6,700,000	USD	1,707,141	JPMorgan Chase Bank N.A.	12/13/16	40,953
PLN	515,703	USD	133,842	JPMorgan Chase Bank N.A.	12/13/16	710
PLN	1,400,000	USD	365,378	Morgan Stanley & Co. International PLC	12/13/16	(104)
PLN	2,230,000	USD	580,843	Morgan Stanley & Co. International PLC	12/13/16	986
PLN	565,000	USD	147,164	Morgan Stanley & Co. International PLC	12/13/16	250
RON	350,000	USD	87,646	Bank of America N.A.	12/13/16	882
RON	300,000	USD	75,553	Bank of America N.A.	12/13/16	328
RON	1,000,000	USD	252,871	BNP Paribas S.A.	12/13/16	66
RON	3,150,000	USD	792,014	BNP Paribas S.A.	12/13/16	4,738
RON	400,000	USD	101,248	BNP Paribas S.A.	12/13/16	(73)
RON	1,450,000	USD	366,088	BNP Paribas S.A.	12/13/16	671
RON	350,000	USD	88,469	BNP Paribas S.A.	12/13/16	59
RON	500,000	USD	126,402	BNP Paribas S.A.	12/13/16	67
RON	1,850,000	USD	467,892	BNP Paribas S.A.	12/13/16	41
RON	750,000	USD	189,744	BNP Paribas S.A.	12/13/16	(41)
RUB	29,041,769	USD	436,784	Bank of America N.A.	12/13/16	16,496
RUB	7,048,003	USD	106,001	Bank of America N.A.	12/13/16	4,003
RUB	30,241,429	USD	454,827	Bank of America N.A.	12/13/16	17,178
RUB	23,600,000	USD	353,188	Bank of America N.A.	12/13/16	15,158
RUB	6,700,000	USD	100,269	Bank of America N.A.	12/13/16	4,303
RUB	13,900,000	USD	209,861	Barclays Bank PLC	12/13/16	7,088
RUB	9,200,000	USD	138,901	Barclays Bank PLC	12/13/16	4,691

40	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	10,300,000	USD	156,778	Barclays Bank PLC	12/13/16	$3,984
RUB	48,900,000	USD	752,189	Barclays Bank PLC	12/13/16	11,037
RUB	22,000,000	USD	337,199	Barclays Bank PLC	12/13/16	6,174
RUB	53,900,000	USD	829,368	Barclays Bank PLC	12/13/16	11,896
RUB	20,400,000	USD	313,336	Barclays Bank PLC	12/13/16	5,064
RUB	48,700,000	USD	749,629	Barclays Bank PLC	12/13/16	10,475
RUB	6,650,000	USD	103,562	Barclays Bank PLC	12/13/16	230
RUB	29,058,231	USD	437,295	Barclays Bank PLC	12/13/16	16,243
RUB	7,051,997	USD	106,125	Barclays Bank PLC	12/13/16	3,942
RUB	30,258,571	USD	455,358	Barclays Bank PLC	12/13/16	16,914
RUB	20,900,000	USD	313,664	Barclays Bank PLC	12/13/16	12,541
RUB	6,650,000	USD	103,421	Citibank N.A.	12/13/16	371
RUB	26,100,000	USD	394,379	Citibank N.A.	12/13/16	12,987
RUB	20,400,000	USD	308,250	Citibank N.A.	12/13/16	10,150
RUB	8,700,000	USD	132,179	Goldman Sachs International	12/13/16	3,610
RUB	37,650,000	USD	570,541	Goldman Sachs International	12/13/16	17,096
RUB	13,300,000	USD	204,304	JPMorgan Chase Bank N.A.	12/13/16	3,281
RUB	36,300,000	USD	555,726	JPMorgan Chase Bank N.A.	12/13/16	10,840
RUB	37,650,000	USD	570,023	JPMorgan Chase Bank N.A.	12/13/16	17,614
RUB	56,200,000	USD	839,809	UBS AG	12/13/16	37,354
RUB	168,600,000	USD	2,519,426	UBS AG	12/13/16	112,062
RUB	20,800,000	USD	310,819	UBS AG	12/13/16	13,825
RUB	18,900,000	USD	284,853	UBS AG	12/13/16	10,136
RUB	13,900,000	USD	209,495	UBS AG	12/13/16	7,454
SEK	722,053	USD	84,621	Bank of America N.A.	12/13/16	(47)
SEK	905,830	USD	106,136	Bank of America N.A.	12/13/16	(36)
SEK	1,861,984	USD	218,168	Bank of America N.A.	12/13/16	(75)
SEK	2,717,490	USD	318,407	Bank of America N.A.	12/13/16	(109)
SEK	6,179,279	USD	726,960	Bank of America N.A.	12/13/16	(3,185)
SEK	503,984	USD	59,291	Bank of America N.A.	12/13/16	(260)
SEK	4,287,896	USD	504,847	Bank of America N.A.	12/13/16	(2,608)
SEK	3,966,698	USD	466,510	Bank of America N.A.	12/13/16	(1,893)
SEK	2,145,406	USD	252,417	Bank of America N.A.	12/13/16	(1,127)
SEK	213,400	USD	25,124	Bank of America N.A.	12/13/16	(128)
SEK	2,760,860	USD	325,039	Bank of America N.A.	12/13/16	(1,661)
SEK	785,798	USD	92,655	Bank of America N.A.	12/13/16	(615)
SEK	800,000	USD	94,334	Citibank N.A.	12/13/16	(630)
SEK	2,300,000	USD	268,457	Citibank N.A.	12/13/16	941
SEK	2,500,000	USD	291,801	Citibank N.A.	12/13/16	1,022
SEK	4,800,000	USD	559,963	Citibank N.A.	12/13/16	2,259
SEK	32,000,000	USD	3,750,278	Citibank N.A.	12/13/16	(2,135)
SEK	210,000	USD	24,955	Citibank N.A.	12/13/16	(358)
SEK	4,600,000	USD	543,184	Citibank N.A.	12/13/16	(4,388)
SEK	1,000,000	USD	118,083	Citibank N.A.	12/13/16	(954)
SEK	1,435,830	USD	168,837	Credit Suisse International	12/13/16	(659)
SEK	17,604,522	USD	2,070,092	Credit Suisse International	12/13/16	(8,084)
SEK	1,386,600	USD	163,148	Credit Suisse International	12/13/16	(736)
SEK	17,939,140	USD	2,110,723	Credit Suisse International	12/13/16	(9,521)
SEK	2,533,995	USD	297,433	Credit Suisse International	12/13/16	(628)
SEK	16,514,657	USD	1,938,445	Credit Suisse International	12/13/16	(4,092)
SEK	1,200,000	USD	143,065	Credit Suisse International	12/13/16	(2,509)
SEK	390,000	USD	46,358	Credit Suisse International	12/13/16	(678)
SEK	2,300,000	USD	268,567	Deutsche Bank AG	12/13/16	831

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016	41

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	2,700,000	USD	315,274	Deutsche Bank AG	12/13/16	$975
SEK	3,300,000	USD	387,255	Deutsche Bank AG	12/13/16	(728)
SEK	1,014,202	USD	119,552	Deutsche Bank AG	12/13/16	(759)
SEK	2,741,021	USD	321,865	Goldman Sachs International	12/13/16	(810)
SEK	3,277,308	USD	384,838	Goldman Sachs International	12/13/16	(969)
SEK	1,838,016	USD	215,343	JPMorgan Chase Bank N.A.	12/13/16	(57)
SEK	2,682,510	USD	314,284	JPMorgan Chase Bank N.A.	12/13/16	(83)
SEK	894,170	USD	104,761	JPMorgan Chase Bank N.A.	12/13/16	(28)
SEK	2,400,000	USD	281,762	JPMorgan Chase Bank N.A.	12/13/16	(651)
SEK	1,477,947	USD	172,930	Morgan Stanley & Co. International PLC	12/13/16	181
SEK	1,858,979	USD	218,103	Morgan Stanley & Co. International PLC	12/13/16	(362)
SEK	2,222,692	USD	260,776	Morgan Stanley & Co. International PLC	12/13/16	(433)
SEK	9,700,000	USD	1,135,552	Morgan Stanley & Co. International PLC	12/13/16	604
SEK	600,000	USD	70,240	Morgan Stanley & Co. International PLC	12/13/16	37
SEK	5,200,000	USD	612,566	Morgan Stanley & Co. International PLC	12/13/16	(3,492)
SEK	360,186	USD	42,351	UBS AG	12/13/16	(162)
SEK	4,416,199	USD	519,256	UBS AG	12/13/16	(1,989)
SEK	2,385,343	USD	280,185	UBS AG	12/13/16	(791)
SEK	366,005	USD	42,991	UBS AG	12/13/16	(121)
SGD	130,000	USD	95,364	Bank of America N.A.	12/13/16	23
SGD	2,415,000	USD	1,770,917	Bank of America N.A.	12/13/16	1,079
SGD	290,000	USD	213,169	Bank of America N.A.	12/13/16	(383)
SGD	274,661	USD	200,607	Bank of America N.A.	12/13/16	924
SGD	420,000	USD	309,605	Barclays Bank PLC	12/13/16	(1,432)
SGD	1,417,368	USD	1,055,139	Barclays Bank PLC	12/13/16	(15,151)
SGD	111,772	USD	83,207	Barclays Bank PLC	12/13/16	(1,195)
SGD	680,000	USD	499,412	Barclays Bank PLC	12/13/16	(465)
SGD	120,000	USD	88,224	BNP Paribas S.A.	12/13/16	(174)
SGD	1,180,000	USD	868,320	Citibank N.A.	12/13/16	(2,500)
SGD	46,706	USD	34,326	Citibank N.A.	12/13/16	(56)
SGD	244,183	USD	181,389	Citibank N.A.	12/13/16	(2,220)
SGD	411,739	USD	305,856	Citibank N.A.	12/13/16	(3,744)
SGD	350,000	USD	258,288	Citibank N.A.	12/13/16	(1,476)
SGD	1,470,000	USD	1,084,808	Citibank N.A.	12/13/16	(6,201)
SGD	22,379	USD	16,636	Credit Suisse International	12/13/16	(216)
SGD	283,781	USD	210,957	Credit Suisse International	12/13/16	(2,734)
SGD	553,912	USD	411,737	Credit Suisse International	12/13/16	(5,306)
SGD	328,499	USD	244,182	Credit Suisse International	12/13/16	(3,147)
SGD	48,534	USD	35,763	Deutsche Bank AG	12/13/16	(151)
SGD	44,819	USD	33,275	Deutsche Bank AG	12/13/16	(390)
SGD	568,342	USD	421,960	Deutsche Bank AG	12/13/16	(4,942)
SGD	111,908	USD	83,210	Deutsche Bank AG	12/13/16	(1,097)
SGD	1,419,092	USD	1,055,169	Deutsche Bank AG	12/13/16	(13,916)
SGD	610,104	USD	453,912	Deutsche Bank AG	12/13/16	(6,251)
SGD	1,028,752	USD	765,384	Deutsche Bank AG	12/13/16	(10,541)
SGD	195,339	USD	142,979	Deutsche Bank AG	12/13/16	350
SGD	60,733	USD	44,687	Goldman Sachs International	12/13/16	(125)

42	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SGD	136,438	USD	100,448	Goldman Sachs International	12/13/16	$(337)
SGD	46,723	USD	34,325	Goldman Sachs International	12/13/16	(42)
SGD	760,000	USD	557,168	Goldman Sachs International	12/13/16	479
SGD	2,415,000	USD	1,770,476	Goldman Sachs International	12/13/16	1,521
SGD	1,134,848	USD	844,149	Goldman Sachs International	12/13/16	(11,458)
SGD	89,493	USD	66,569	Goldman Sachs International	12/13/16	(904)
SGD	20,596	USD	15,303	Goldman Sachs International	12/13/16	(191)
SGD	12,214	USD	9,075	Goldman Sachs International	12/13/16	(113)
SGD	595,000	USD	442,139	Goldman Sachs International	12/13/16	(5,560)
SGD	1,005,000	USD	746,806	Goldman Sachs International	12/13/16	(9,391)
SGD	1,020,000	USD	747,951	HSBC Bank USA N.A.	12/13/16	470
SGD	260,000	USD	191,458	JPMorgan Chase Bank N.A.	12/13/16	(684)
SGD	24,295	USD	17,876	UBS AG	12/13/16	(50)
SGD	6,571	USD	4,828	UBS AG	12/13/16	(6)
SGD	89,629	USD	66,585	UBS AG	12/13/16	(820)
SGD	1,136,569	USD	844,355	UBS AG	12/13/16	(10,402)
SGD	620,000	USD	454,076	UBS AG	12/13/16	846
THB	24,200,000	USD	698,614	Bank of America N.A.	12/13/16	(874)
THB	7,100,000	USD	204,906	Bank of America N.A.	12/13/16	(197)
THB	12,800,000	USD	369,408	Bank of America N.A.	12/13/16	(356)
THB	12,750,000	USD	365,749	Barclays Bank PLC	12/13/16	1,862
THB	2,450,000	USD	70,281	Barclays Bank PLC	12/13/16	358
THB	14,500,000	USD	415,950	Barclays Bank PLC	12/13/16	2,118
THB	2,350,000	USD	67,451	Barclays Bank PLC	12/13/16	305
THB	10,900,000	USD	312,859	Barclays Bank PLC	12/13/16	1,412
THB	17,800,000	USD	510,907	Barclays Bank PLC	12/13/16	2,307
THB	24,100,000	USD	692,728	Barclays Bank PLC	12/13/16	2,129
THB	7,300,000	USD	209,830	Barclays Bank PLC	12/13/16	645
THB	12,440,000	USD	359,538	Barclays Bank PLC	12/13/16	(865)
THB	2,125,000	USD	60,766	Barclays Bank PLC	12/13/16	502
THB	30,900,000	USD	891,132	BNP Paribas S.A.	12/13/16	(216)
THB	28,100,000	USD	804,236	BNP Paribas S.A.	12/13/16	5,950
THB	5,600,000	USD	160,275	BNP Paribas S.A.	12/13/16	1,186
THB	14,500,000	USD	414,997	Citibank N.A.	12/13/16	3,070
THB	2,450,000	USD	70,120	Citibank N.A.	12/13/16	519
THB	12,750,000	USD	364,911	Citibank N.A.	12/13/16	2,700
THB	11,900,000	USD	343,335	Citibank N.A.	12/13/16	(232)
THB	9,300,000	USD	268,321	Citibank N.A.	12/13/16	(181)
THB	26,200,000	USD	758,541	Citibank N.A.	12/13/16	(3,137)
THB	6,375,000	USD	181,883	Citibank N.A.	12/13/16	1,922
THB	24,100,000	USD	692,131	Credit Suisse International	12/13/16	2,726
THB	7,300,000	USD	209,650	Credit Suisse International	12/13/16	826
THB	7,100,000	USD	204,906	Credit Suisse International	12/13/16	(197)
THB	4,800,000	USD	138,528	Credit Suisse International	12/13/16	(133)
THB	19,000,000	USD	548,341	Credit Suisse International	12/13/16	(528)
THB	31,955,000	USD	913,522	Credit Suisse International	12/13/16	7,812
THB	9,555,000	USD	273,156	Credit Suisse International	12/13/16	2,336
THB	18,700,000	USD	534,286	Credit Suisse International	12/13/16	4,877
THB	4,125,000	USD	117,857	Credit Suisse International	12/13/16	1,076
THB	5,995,000	USD	171,286	Credit Suisse International	12/13/16	1,563
THB	5,460,000	USD	156,313	Deutsche Bank AG	12/13/16	1,111
THB	18,260,000	USD	522,760	Deutsche Bank AG	12/13/16	3,717
THB	10,900,000	USD	312,590	Goldman Sachs International	12/13/16	1,682

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016	43

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
THB	17,800,000	USD	510,467	Goldman Sachs International	12/13/16	$2,746
THB	2,350,000	USD	67,393	Goldman Sachs International	12/13/16	363
THB	3,400,000	USD	98,238	Goldman Sachs International	12/13/16	(208)
THB	19,100,000	USD	551,864	Goldman Sachs International	12/13/16	(1,168)
THB	22,000,000	USD	636,989	Goldman Sachs International	12/13/16	(2,680)
THB	5,600,000	USD	160,275	HSBC Bank USA N.A.	12/13/16	1,186
THB	28,100,000	USD	804,236	HSBC Bank USA N.A.	12/13/16	5,950
THB	4,905,000	USD	140,384	HSBC Bank USA N.A.	12/13/16	1,039
THB	15,300,000	USD	437,894	HSBC Bank USA N.A.	12/13/16	3,240
THB	3,375,000	USD	96,594	HSBC Bank USA N.A.	12/13/16	715
THB	12,800,000	USD	367,975	Morgan Stanley & Co. International PLC	12/13/16	1,078
THB	15,100,000	USD	434,095	Morgan Stanley & Co. International PLC	12/13/16	1,271
THB	7,200,000	USD	206,986	Morgan Stanley & Co. International PLC	12/13/16	606
THB	30,460,000	USD	880,856	Morgan Stanley & Co. International PLC	12/13/16	(2,626)
THB	77,000,000	USD	2,221,261	Morgan Stanley & Co. International PLC	12/13/16	(1,179)
THB	112,600,000	USD	3,248,233	Morgan Stanley & Co. International PLC	12/13/16	(1,725)
THB	12,285,000	USD	351,683	Morgan Stanley & Co. International PLC	12/13/16	2,521
THB	41,085,000	USD	1,176,142	Morgan Stanley & Co. International PLC	12/13/16	8,430
TRY	650,000	USD	215,060	Bank of America N.A.	12/13/16	(1,474)
TRY	586,489	USD	193,580	Barclays Bank PLC	12/13/16	(864)
TRY	376,813	USD	125,432	Barclays Bank PLC	12/13/16	(1,614)
TRY	546,392	USD	180,335	Barclays Bank PLC	12/13/16	(795)
TRY	2,462,507	USD	812,743	Barclays Bank PLC	12/13/16	(3,581)
TRY	488,113	USD	160,712	Barclays Bank PLC	12/13/16	(322)
TRY	308,721	USD	101,647	Barclays Bank PLC	12/13/16	(204)
TRY	825,711	USD	271,761	Barclays Bank PLC	12/13/16	(438)
TRY	334,728	USD	110,209	BNP Paribas S.A.	12/13/16	(220)
TRY	529,232	USD	174,250	BNP Paribas S.A.	12/13/16	(348)
TRY	353,511	USD	116,682	Citibank N.A.	12/13/16	(521)
TRY	760,000	USD	251,390	Citibank N.A.	12/13/16	(1,659)
TRY	153,636	USD	51,231	Citibank N.A.	12/13/16	(747)
TRY	167,307	USD	55,104	Citibank N.A.	12/13/16	(127)
TRY	264,527	USD	87,123	Citibank N.A.	12/13/16	(201)
TRY	659,303	USD	218,361	Citibank N.A.	12/13/16	(1,718)
TRY	109,551	USD	36,517	Credit Suisse International	12/13/16	(519)
TRY	480,697	USD	158,955	Goldman Sachs International	12/13/16	(1,002)
TRY	670,000	USD	221,204	JPMorgan Chase Bank N.A.	12/13/16	(1,047)
TRY	3,160,000	USD	1,036,878	JPMorgan Chase Bank N.A.	12/13/16	1,476
TRY	4,510,000	USD	1,509,421	JPMorgan Chase Bank N.A.	12/13/16	(27,467)
TRY	450,000	USD	150,264	JPMorgan Chase Bank N.A.	12/13/16	(2,398)
TRY	669,243	USD	220,410	JPMorgan Chase Bank N.A.	12/13/16	(502)
TRY	1,058,128	USD	348,487	JPMorgan Chase Bank N.A.	12/13/16	(793)
TRY	4,040,000	USD	1,349,275	Morgan Stanley & Co. International PLC	12/13/16	(21,759)
TRY	590,000	USD	193,919	UBS AG	12/13/16	(50)

44	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	827,493	USD	273,561	UBS AG	12/13/16	$(1,652)
TRY	183,608	USD	60,699	UBS AG	12/13/16	(367)
TRY	224,289	USD	73,831	UBS AG	12/13/16	(132)
TWD	6,600,000	USD	209,358	Bank of America N.A.	12/13/16	1,602
TWD	11,700,000	USD	371,134	Bank of America N.A.	12/13/16	2,841
TWD	21,038,106	USD	675,272	Bank of America N.A.	12/13/16	(2,817)
TWD	3,408,408	USD	109,402	Bank of America N.A.	12/13/16	(456)
TWD	9,800,000	USD	314,405	Bank of America N.A.	12/13/16	(1,161)
TWD	4,400,000	USD	141,161	Bank of America N.A.	12/13/16	(521)
TWD	20,700,000	USD	655,063	Bank of America N.A.	12/13/16	6,584
TWD	4,400,000	USD	139,241	Bank of America N.A.	12/13/16	1,400
TWD	10,400,000	USD	329,010	Bank of America N.A.	12/13/16	3,412
TWD	3,085,733	USD	97,881	Bank of America N.A.	12/13/16	750
TWD	5,118,686	USD	162,368	Bank of America N.A.	12/13/16	1,244
TWD	6,700,000	USD	214,847	Barclays Bank PLC	12/13/16	(690)
TWD	8,100,000	USD	259,740	Barclays Bank PLC	12/13/16	(835)
TWD	9,066,491	USD	287,232	BNP Paribas S.A.	12/13/16	2,566
TWD	17,583,498	USD	557,057	BNP Paribas S.A.	12/13/16	4,976
TWD	6,800,000	USD	217,914	Citibank N.A.	12/13/16	(561)
TWD	6,300,000	USD	201,891	Citibank N.A.	12/13/16	(520)
TWD	13,700,000	USD	433,065	Citibank N.A.	12/13/16	4,837
TWD	28,100,000	USD	902,087	Citibank N.A.	12/13/16	(3,908)
TWD	4,400,000	USD	141,252	Citibank N.A.	12/13/16	(612)
TWD	10,228,011	USD	330,150	Citibank N.A.	12/13/16	(3,225)
TWD	7,641,617	USD	246,664	Citibank N.A.	12/13/16	(2,410)
TWD	5,094,259	USD	164,066	Citibank N.A.	12/13/16	(1,235)
TWD	2,272,823	USD	73,199	Citibank N.A.	12/13/16	(551)
TWD	10,700,000	USD	342,949	Credit Suisse International	12/13/16	(938)
TWD	2,100,000	USD	67,383	Deutsche Bank AG	12/13/16	(260)
TWD	1,398,934	USD	44,336	Deutsche Bank AG	12/13/16	379
TWD	2,713,084	USD	85,985	Deutsche Bank AG	12/13/16	735
TWD	5,291,592	USD	169,738	Goldman Sachs International	12/13/16	(600)
TWD	32,661,894	USD	1,047,695	Goldman Sachs International	12/13/16	(3,702)
TWD	21,600,000	USD	689,325	Goldman Sachs International	12/13/16	1,090
TWD	229,251	USD	7,270	HSBC Bank USA N.A.	12/13/16	57
TWD	15,871,989	USD	512,367	HSBC Bank USA N.A.	12/13/16	(5,040)
TWD	11,858,383	USD	382,803	HSBC Bank USA N.A.	12/13/16	(3,766)
TWD	14,405,741	USD	463,953	HSBC Bank USA N.A.	12/13/16	(3,493)
TWD	6,427,177	USD	206,994	HSBC Bank USA N.A.	12/13/16	(1,558)
TWD	6,700,000	USD	212,368	HSBC Bank USA N.A.	12/13/16	1,788
TWD	6,000,000	USD	190,180	HSBC Bank USA N.A.	12/13/16	1,602
TWD	11,703,418	USD	370,842	HSBC Bank USA N.A.	12/13/16	3,242
TWD	6,034,575	USD	191,216	HSBC Bank USA N.A.	12/13/16	1,671
TWD	2,946,490	USD	93,480	HSBC Bank USA N.A.	12/13/16	701
TWD	4,887,707	USD	155,067	HSBC Bank USA N.A.	12/13/16	1,162
TWD	2,558,369	USD	81,184	Morgan Stanley & Co. International PLC	12/13/16	591
TWD	1,542,279	USD	48,941	Morgan Stanley & Co. International PLC	12/13/16	356
TWD	6,500,000	USD	208,167	UBS AG	12/13/16	(403)
TWD	20,600,000	USD	659,728	UBS AG	12/13/16	(1,276)
TWD	1,670,749	USD	52,999	UBS AG	12/13/16	405
TWD	7,400,000	USD	235,444	UBS AG	12/13/16	1,087

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016	45

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TWD	925,498	USD	29,364	UBS AG	12/13/16	$218
TWD	1,535,238	USD	48,710	UBS AG	12/13/16	362
USD	440,317	AUD	577,999	Bank of America N.A.	12/13/16	(1,307)
USD	160,115	AUD	210,181	Bank of America N.A.	12/13/16	(475)
USD	185,982	AUD	250,000	Bank of America N.A.	12/13/16	(5,032)
USD	188,352	AUD	250,000	Bank of America N.A.	12/13/16	(2,663)
USD	99,829	AUD	132,246	Barclays Bank PLC	12/13/16	(1,214)
USD	646,117	AUD	855,925	Barclays Bank PLC	12/13/16	(7,858)
USD	392,354	AUD	516,432	Barclays Bank PLC	12/13/16	(2,229)
USD	142,674	AUD	187,793	Barclays Bank PLC	12/13/16	(811)
USD	175,817	AUD	230,000	Barclays Bank PLC	12/13/16	84
USD	298,124	AUD	390,000	Barclays Bank PLC	12/13/16	142
USD	188,321	AUD	247,830	Barclays Bank PLC	12/13/16	(1,035)
USD	338,079	AUD	450,827	Barclays Bank PLC	12/13/16	(6,378)
USD	192,626	AUD	256,867	Barclays Bank PLC	12/13/16	(3,634)
USD	34,285	AUD	45,434	Barclays Bank PLC	12/13/16	(429)
USD	98,391	AUD	130,000	Barclays Bank PLC	12/13/16	(936)
USD	385,996	AUD	510,000	Barclays Bank PLC	12/13/16	(3,673)
USD	641,128	AUD	843,236	Barclays Bank PLC	12/13/16	(3,152)
USD	99,390	AUD	130,000	Barclays Bank PLC	12/13/16	63
USD	87,945	AUD	115,000	Barclays Bank PLC	12/13/16	78
USD	839,094	AUD	1,120,000	Citibank N.A.	12/13/16	(16,649)
USD	18,630	AUD	24,413	Credit Suisse International	12/13/16	(23)
USD	51,231	AUD	67,136	Credit Suisse International	12/13/16	(65)
USD	307,011	AUD	409,173	Credit Suisse International	12/13/16	(5,620)
USD	174,925	AUD	233,134	Credit Suisse International	12/13/16	(3,202)
USD	116,275	AUD	155,763	Credit Suisse International	12/13/16	(2,737)
USD	48,760	AUD	65,320	Credit Suisse International	12/13/16	(1,148)
USD	344,677	AUD	460,000	Credit Suisse International	12/13/16	(6,789)
USD	428,691	AUD	570,000	Credit Suisse International	12/13/16	(6,821)
USD	233,036	AUD	309,075	Goldman Sachs International	12/13/16	(3,114)
USD	36,006	AUD	47,754	Goldman Sachs International	12/13/16	(481)
USD	168,868	AUD	222,170	Goldman Sachs International	12/13/16	(882)
USD	117,013	AUD	156,768	Goldman Sachs International	12/13/16	(2,767)
USD	279,031	AUD	373,832	Goldman Sachs International	12/13/16	(6,597)
USD	2,143,856	AUD	2,850,000	HSBC Bank USA N.A.	12/13/16	(33,704)
USD	6,875,382	AUD	9,140,000	HSBC Bank USA N.A.	12/13/16	(108,090)
USD	210,624	AUD	280,000	HSBC Bank USA N.A.	12/13/16	(3,311)
USD	1,286,313	AUD	1,710,000	HSBC Bank USA N.A.	12/13/16	(20,223)
USD	4,232	AUD	5,569	HSBC Bank USA N.A.	12/13/16	(23)
USD	1,539	AUD	2,025	HSBC Bank USA N.A.	12/13/16	(9)
USD	286,580	AUD	375,587	HSBC Bank USA N.A.	12/13/16	(389)
USD	788,096	AUD	1,032,864	HSBC Bank USA N.A.	12/13/16	(1,070)
USD	458,398	AUD	600,000	HSBC Bank USA N.A.	12/13/16	(36)
USD	206,279	AUD	270,000	HSBC Bank USA N.A.	12/13/16	(16)
USD	277,838	AUD	370,000	Morgan Stanley & Co. International PLC	12/13/16	(4,863)
USD	1,193,953	AUD	1,590,000	Morgan Stanley & Co. International PLC	12/13/16	(20,896)
USD	135,634	AUD	180,000	Morgan Stanley & Co. International PLC	12/13/16	(1,896)
USD	877,853	AUD	1,165,000	Morgan Stanley & Co. International PLC	12/13/16	(12,272)

46	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	370,833	AUD	490,000	Morgan Stanley & Co. International PLC	12/13/16	$(3,554)
USD	946,003	AUD	1,250,000	Morgan Stanley & Co. International PLC	12/13/16	(9,068)
USD	154,272	AUD	204,566	Morgan Stanley & Co. International PLC	12/13/16	(2,028)
USD	1,727,536	AUD	2,266,764	Morgan Stanley & Co. International PLC	12/13/16	(4,399)
USD	637,759	AUD	840,000	Morgan Stanley & Co. International PLC	12/13/16	(4,048)
USD	926,461	AUD	1,210,000	Morgan Stanley & Co. International PLC	12/13/16	1,953
USD	551,282	AUD	720,000	Morgan Stanley & Co. International PLC	12/13/16	1,162
USD	1,469,373	AUD	1,920,000	Morgan Stanley & Co. International PLC	12/13/16	2,385
USD	981,832	AUD	1,310,000	Morgan Stanley & Co. International PLC	12/13/16	(19,082)
USD	187,706	AUD	245,000	Morgan Stanley & Co. International PLC	12/13/16	512
USD	690,258	AUD	900,000	Westpac Banking Corp.	12/13/16	2,607
USD	28,271	AUD	37,912	Westpac Banking Corp.	12/13/16	(696)
USD	67,416	AUD	90,405	Westpac Banking Corp.	12/13/16	(1,659)
USD	277,135	CAD	363,283	Bank of America N.A.	12/13/16	574
USD	59,091	CAD	78,097	Bank of America N.A.	12/13/16	(363)
USD	125,345	CAD	165,661	Bank of America N.A.	12/13/16	(770)
USD	73,417	CAD	97,030	Bank of America N.A.	12/13/16	(451)
USD	179,453	CAD	234,885	Bank of America N.A.	12/13/16	639
USD	186,942	CAD	240,000	Barclays Bank PLC	12/13/16	4,234
USD	249,256	CAD	320,000	Barclays Bank PLC	12/13/16	5,645
USD	674,351	CAD	872,432	Barclays Bank PLC	12/13/16	10,183
USD	135,574	CAD	175,000	Barclays Bank PLC	12/13/16	2,349
USD	201,424	CAD	260,000	Barclays Bank PLC	12/13/16	3,490
USD	131,700	CAD	170,000	Barclays Bank PLC	12/13/16	2,282
USD	2,220,050	CAD	2,905,474	Barclays Bank PLC	12/13/16	8,158
USD	294,752	CAD	385,755	Barclays Bank PLC	12/13/16	1,083
USD	34,874	CAD	45,860	Barclays Bank PLC	12/13/16	(39)
USD	355,711	CAD	467,774	Barclays Bank PLC	12/13/16	(398)
USD	329,648	CAD	435,000	Barclays Bank PLC	12/13/16	(1,511)
USD	151,562	CAD	200,000	Barclays Bank PLC	12/13/16	(695)
USD	280,519	CAD	370,000	Barclays Bank PLC	12/13/16	(1,156)
USD	447,315	CAD	590,000	Barclays Bank PLC	12/13/16	(1,843)
USD	313,372	CAD	413,986	Barclays Bank PLC	12/13/16	(1,789)
USD	183,546	CAD	242,478	Barclays Bank PLC	12/13/16	(1,048)
USD	147,732	CAD	195,165	Barclays Bank PLC	12/13/16	(843)
USD	206,193	CAD	270,000	Barclays Bank PLC	12/13/16	646
USD	106,915	CAD	140,000	Barclays Bank PLC	12/13/16	335
USD	861,182	CAD	1,130,000	Barclays Bank PLC	12/13/16	931
USD	426,023	CAD	560,000	BNP Paribas S.A.	12/13/16	(296)
USD	411,823	CAD	540,000	Citibank N.A.	12/13/16	730
USD	277,133	CAD	362,837	Citibank N.A.	12/13/16	911
USD	64,427	CAD	84,245	Citibank N.A.	12/13/16	293
USD	485,260	CAD	634,526	Citibank N.A.	12/13/16	2,205

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016	47

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	169,356	CAD	223,028	Citibank N.A.	12/13/16	$(432)
USD	324,996	CAD	427,325	Citibank N.A.	12/13/16	(319)
USD	146,773	CAD	192,985	Citibank N.A.	12/13/16	(144)
USD	76,483	CAD	100,722	Citibank N.A.	12/13/16	(195)
USD	132,210	CAD	170,000	Credit Suisse International	12/13/16	2,792
USD	136,099	CAD	175,000	Credit Suisse International	12/13/16	2,874
USD	202,204	CAD	260,000	Credit Suisse International	12/13/16	4,270
USD	394,330	CAD	510,000	Credit Suisse International	12/13/16	6,075
USD	554,297	CAD	725,770	Credit Suisse International	12/13/16	1,780
USD	456,082	CAD	598,111	Credit Suisse International	12/13/16	750
USD	484,543	CAD	640,000	Credit Suisse International	12/13/16	(2,679)
USD	94,643	CAD	124,647	Credit Suisse International	12/13/16	(249)
USD	42,742	CAD	56,292	Credit Suisse International	12/13/16	(113)
USD	205,264	CAD	270,000	Credit Suisse International	12/13/16	(283)
USD	311,697	CAD	410,000	Credit Suisse International	12/13/16	(429)
USD	205,071	CAD	270,000	Credit Suisse International	12/13/16	(476)
USD	953,082	CAD	1,250,000	Goldman Sachs International	12/13/16	1,477
USD	1,997,659	CAD	2,620,000	Goldman Sachs International	12/13/16	3,095
USD	1,715,547	CAD	2,250,000	Goldman Sachs International	12/13/16	2,658
USD	295,875	CAD	380,000	Goldman Sachs International	12/13/16	6,587
USD	358,165	CAD	460,000	Goldman Sachs International	12/13/16	7,974
USD	143,674	CAD	187,477	JPMorgan Chase Bank N.A.	12/13/16	950
USD	230,904	CAD	301,303	JPMorgan Chase Bank N.A.	12/13/16	1,527
USD	136,884	CAD	180,000	JPMorgan Chase Bank N.A.	12/13/16	(148)
USD	207,113	CAD	270,000	JPMorgan Chase Bank N.A.	12/13/16	1,567
USD	42,903	CAD	56,738	JPMorgan Chase Bank N.A.	12/13/16	(290)
USD	91,007	CAD	120,353	JPMorgan Chase Bank N.A.	12/13/16	(616)
USD	53,304	CAD	70,493	JPMorgan Chase Bank N.A.	12/13/16	(361)
USD	678,480	CAD	877,568	Morgan Stanley & Co. International PLC	12/13/16	10,402
USD	481,350	CAD	630,115	Morgan Stanley & Co. International PLC	12/13/16	1,653
USD	71,010	CAD	92,523	UBS AG	12/13/16	574
USD	114,123	CAD	148,697	UBS AG	12/13/16	923
USD	1,584,318	CAD	2,082,226	Westpac Banking Corp.	12/13/16	(848)
USD	155,325	CAD	204,140	Westpac Banking Corp.	12/13/16	(83)
USD	187,918	CHF	183,722	Bank of America N.A.	12/13/16	(2,391)
USD	22,803	CHF	22,000	Barclays Bank PLC	12/13/16	15
USD	18,792	CHF	18,399	Citibank N.A.	12/13/16	(267)
USD	445,977	CHF	430,000	Credit Suisse International	12/13/16	559
USD	858,255	CHF	840,000	HSBC Bank USA N.A.	12/13/16	(11,863)
USD	202,109	CHF	197,879	HSBC Bank USA N.A.	12/13/16	(2,865)
USD	102,677	CHF	100,000	Morgan Stanley & Co. International PLC	12/13/16	(908)
USD	286,659	CHF	278,000	Morgan Stanley & Co. International PLC	12/13/16	(1,309)
USD	4,536,113	CLP	3,112,000,000	Bank of America N.A.	12/13/16	(159,276)
USD	6,461,067	CLP	4,432,615,000	Bank of America N.A.	12/13/16	(226,866)
USD	1,545,077	CLP	1,060,000,000	Bank of America N.A.	12/13/16	(54,252)
USD	134,228	CLP	90,000,000	BNP Paribas S.A.	12/13/16	(1,564)
USD	282,121	CLP	188,000,000	Credit Suisse International	12/13/16	(1,533)
USD	165,758	CLP	114,000,000	Deutsche Bank AG	12/13/16	(6,245)
USD	599,549	CLP	399,000,000	Deutsche Bank AG	12/13/16	(2,462)

48	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	321,672	CLP	217,000,000	HSBC Bank USA N.A.	12/13/16	$(5,738)
USD	330,728	CLP	220,000,000	HSBC Bank USA N.A.	12/13/16	(1,209)
USD	277,820	CLP	184,000,000	HSBC Bank USA N.A.	12/13/16	200
USD	426,686	CLP	291,000,000	JPMorgan Chase Bank N.A.	12/13/16	(12,375)
USD	625,356	CLP	417,000,000	JPMorgan Chase Bank N.A.	12/13/16	(3,814)
USD	265,659	CLP	182,000,000	JPMorgan Chase Bank N.A.	12/13/16	(8,943)
USD	133,212	CLP	88,000,000	Royal Bank of Scotland PLC	12/13/16	438
USD	188,485	COP	550,000,000	BNP Paribas S.A.	12/13/16	(159)
USD	306,871	COP	920,000,000	BNP Paribas S.A.	12/13/16	(8,679)
USD	106,420	COP	310,000,000	Citibank N.A.	12/13/16	93
USD	137,315	COP	400,000,000	Citibank N.A.	12/13/16	120
USD	99,554	COP	290,000,000	Citibank N.A.	12/13/16	87
USD	193,342	COP	575,000,000	Credit Suisse International	12/13/16	(3,877)
USD	308,927	COP	918,750,000	Credit Suisse International	12/13/16	(6,194)
USD	186,422	COP	551,250,000	Credit Suisse International	12/13/16	(2,651)
USD	116,672	COP	345,000,000	Credit Suisse International	12/13/16	(1,659)
USD	115,646	COP	340,000,000	Credit Suisse International	12/13/16	(970)
USD	221,088	COP	650,000,000	Credit Suisse International	12/13/16	(1,855)
USD	88,648	COP	262,220,000	Credit Suisse International	12/13/16	(1,291)
USD	157,764	COP	466,665,000	Credit Suisse International	12/13/16	(2,298)
USD	271,956	COP	804,445,000	Credit Suisse International	12/13/16	(3,961)
USD	633,684	COP	1,870,000,000	Deutsche Bank AG	12/13/16	(7,707)
USD	138,936	COP	410,000,000	Deutsche Bank AG	12/13/16	(1,690)
USD	131,137	COP	390,000,000	Deutsche Bank AG	12/13/16	(2,629)
USD	376,597	COP	1,120,000,000	Deutsche Bank AG	12/13/16	(7,551)
USD	205,111	COP	610,000,000	Deutsche Bank AG	12/13/16	(4,113)
USD	110,849	COP	327,780,000	Deutsche Bank AG	12/13/16	(1,576)
USD	197,273	COP	583,335,000	Deutsche Bank AG	12/13/16	(2,805)
USD	340,059	COP	1,005,555,000	Deutsche Bank AG	12/13/16	(4,836)
USD	232,111	COP	700,000,000	HSBC Bank USA N.A.	12/13/16	(7,982)
USD	99,476	COP	300,000,000	HSBC Bank USA N.A.	12/13/16	(3,421)
USD	185,688	COP	560,000,000	HSBC Bank USA N.A.	12/13/16	(6,386)
USD	133,655	COP	400,000,000	HSBC Bank USA N.A.	12/13/16	(3,541)
USD	388,381	COP	1,170,000,000	HSBC Bank USA N.A.	12/13/16	(12,917)
USD	371,784	COP	1,120,000,000	HSBC Bank USA N.A.	12/13/16	(12,365)
USD	134,784	COP	410,000,000	HSBC Bank USA N.A.	12/13/16	(5,842)
USD	203,820	COP	620,000,000	HSBC Bank USA N.A.	12/13/16	(8,834)
USD	430,652	COP	1,310,000,000	HSBC Bank USA N.A.	12/13/16	(18,665)
USD	99,574	COP	300,000,000	HSBC Bank USA N.A.	12/13/16	(3,322)
USD	235,494	COP	710,000,000	HSBC Bank USA N.A.	12/13/16	(8,029)
USD	399,784	COP	1,190,000,000	HSBC Bank USA N.A.	12/13/16	(8,374)
USD	275,898	COP	820,000,000	HSBC Bank USA N.A.	12/13/16	(5,353)
USD	104,303	COP	310,000,000	HSBC Bank USA N.A.	12/13/16	(2,024)
USD	274,252	COP	810,000,000	HSBC Bank USA N.A.	12/13/16	(3,570)
USD	167,653	COP	510,000,000	JPMorgan Chase Bank N.A.	12/13/16	(7,272)
USD	275,308	COP	800,000,000	JPMorgan Chase Bank N.A.	12/13/16	916
USD	40,482	EUR	35,817	Bank of America N.A.	12/13/16	100
USD	31,552	EUR	27,916	Bank of America N.A.	12/13/16	78
USD	1,283,743	EUR	1,140,000	Bank of America N.A.	12/13/16	(1,597)
USD	67,092	EUR	60,000	Bank of America N.A.	12/13/16	(557)
USD	685,488	EUR	610,000	Bank of America N.A.	12/13/16	(2,281)
USD	465,215	EUR	415,000	Barclays Bank PLC	12/13/16	(2,694)
USD	212,879	EUR	190,000	Barclays Bank PLC	12/13/16	(1,344)

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016	49

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	134,931	EUR	120,000	Barclays Bank PLC	12/13/16	$(368)
USD	67,122	EUR	60,000	Barclays Bank PLC	12/13/16	(528)
USD	191,707	EUR	170,000	Barclays Bank PLC	12/13/16	34
USD	182,423	EUR	163,000	BNP Paribas S.A.	12/13/16	(1,358)
USD	40,290	EUR	36,000	BNP Paribas S.A.	12/13/16	(300)
USD	101,257	EUR	90,000	Citibank N.A.	12/13/16	(217)
USD	554,582	EUR	490,000	Citibank N.A.	12/13/16	2,112
USD	197,219	EUR	175,000	Citibank N.A.	12/13/16	(92)
USD	1,651,004	EUR	1,465,000	Citibank N.A.	12/13/16	(770)
USD	259,357	EUR	230,000	Citibank N.A.	12/13/16	34
USD	89,539	EUR	80,000	Citibank N.A.	12/13/16	(660)
USD	402,927	EUR	360,000	Citibank N.A.	12/13/16	(2,969)
USD	183,394	EUR	164,000	Citibank N.A.	12/13/16	(1,514)
USD	846,522	EUR	757,000	Citibank N.A.	12/13/16	(6,988)
USD	402,430	EUR	360,000	Citibank N.A.	12/13/16	(3,467)
USD	89,429	EUR	80,000	Citibank N.A.	12/13/16	(770)
USD	225,668	EUR	200,000	Credit Suisse International	12/13/16	170
USD	135,401	EUR	120,000	Credit Suisse International	12/13/16	102
USD	728,127	EUR	644,183	Credit Suisse International	12/13/16	1,816
USD	567,511	EUR	502,084	Credit Suisse International	12/13/16	1,415
USD	242,585	EUR	215,000	Credit Suisse International	12/13/16	174
USD	28,208	EUR	25,000	Credit Suisse International	12/13/16	20
USD	1,791,151	EUR	1,590,000	Credit Suisse International	12/13/16	(1,559)
USD	2,245,830	EUR	2,000,000	Deutsche Bank AG	12/13/16	(9,152)
USD	381,791	EUR	340,000	Deutsche Bank AG	12/13/16	(1,556)
USD	942,358	EUR	840,000	Deutsche Bank AG	12/13/16	(4,734)
USD	364,985	EUR	325,000	HSBC Bank USA N.A.	12/13/16	(1,450)
USD	30,083	EUR	26,651	HSBC Bank USA N.A.	12/13/16	35
USD	1,979,194	EUR	1,753,349	JPMorgan Chase Bank N.A.	12/13/16	2,310
USD	135,366	EUR	120,000	JPMorgan Chase Bank N.A.	12/13/16	67
USD	760,213	EUR	680,000	Morgan Stanley & Co. International PLC	12/13/16	(6,480)
USD	771,393	EUR	690,000	Morgan Stanley & Co. International PLC	12/13/16	(6,576)
USD	649,802	EUR	580,421	Morgan Stanley & Co. International PLC	12/13/16	(4,618)
USD	1,577,051	EUR	1,400,000	Morgan Stanley & Co. International PLC	12/13/16	(1,436)
USD	1,110,836	EUR	990,000	Morgan Stanley & Co. International PLC	12/13/16	(5,379)
USD	145,513	EUR	130,000	Morgan Stanley & Co. International PLC	12/13/16	(1,060)
USD	660,407	EUR	590,000	Morgan Stanley & Co. International PLC	12/13/16	(4,813)
USD	248,807	EUR	220,000	Westpac Banking Corp.	12/13/16	759
USD	1,004,184	GBP	750,000	Barclays Bank PLC	12/13/16	28,566
USD	130,343	GBP	100,000	Barclays Bank PLC	12/13/16	260
USD	271,978	GBP	210,000	Barclays Bank PLC	12/13/16	(1,196)
USD	90,691	GBP	70,000	Barclays Bank PLC	12/13/16	(367)
USD	650,078	GBP	490,000	Citibank N.A.	12/13/16	12,674
USD	133,687	GBP	100,000	Citibank N.A.	12/13/16	3,605
USD	133,965	GBP	100,000	Citibank N.A.	12/13/16	3,882
USD	172,971	GBP	130,000	Citibank N.A.	12/13/16	3,864

50	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	638,651	GBP	480,000	Deutsche Bank AG	12/13/16	$14,255
USD	849,757	GBP	650,000	HSBC Bank USA N.A.	12/13/16	4,221
USD	106,966	GBP	80,000	Morgan Stanley & Co. International PLC	12/13/16	2,900
USD	131,704	GBP	100,000	Morgan Stanley & Co. International PLC	12/13/16	1,622
USD	93,511	HUF	25,936,281	Bank of America N.A.	12/13/16	(824)
USD	43,128	HUF	11,961,992	Bank of America N.A.	12/13/16	(380)
USD	10,480	HUF	2,906,652	Bank of America N.A.	12/13/16	(92)
USD	142,527	HUF	39,000,000	Bank of America N.A.	12/13/16	677
USD	90,741	HUF	25,000,000	Bank of America N.A.	12/13/16	(189)
USD	312,148	HUF	86,000,000	Bank of America N.A.	12/13/16	(649)
USD	52,434	HUF	14,500,000	Bank of America N.A.	12/13/16	(305)
USD	280,249	HUF	77,500,000	Bank of America N.A.	12/13/16	(1,632)
USD	272,490	HUF	74,260,000	Bank of America N.A.	12/13/16	2,394
USD	72,434	HUF	19,740,000	Bank of America N.A.	12/13/16	636
USD	189,011	HUF	51,510,000	Bank of America N.A.	12/13/16	1,660
USD	35,673	HUF	9,714,940	Bank of America N.A.	12/13/16	338
USD	93,091	HUF	25,351,960	Bank of America N.A.	12/13/16	882
USD	134,198	HUF	36,546,678	Bank of America N.A.	12/13/16	1,271
USD	22,119	HUF	6,080,000	Bank of America N.A.	12/13/16	5
USD	69,468	HUF	19,095,000	Bank of America N.A.	12/13/16	16
USD	155,752	HUF	42,815,000	Bank of America N.A.	12/13/16	27
USD	61,173	HUF	16,815,000	Bank of America N.A.	12/13/16	14
USD	137,145	HUF	37,700,000	Bank of America N.A.	12/13/16	23
USD	191,561	HUF	52,660,000	Bank of America N.A.	12/13/16	28
USD	168,698	HUF	46,375,000	Bank of America N.A.	12/13/16	24
USD	61,004	HUF	16,770,000	Bank of America N.A.	12/13/16	9
USD	49,583	HUF	13,630,000	Bank of America N.A.	12/13/16	8
USD	226,890	HUF	62,310,000	Bank of America N.A.	12/13/16	257
USD	199,798	HUF	54,870,000	Bank of America N.A.	12/13/16	226
USD	72,243	HUF	19,840,000	Bank of America N.A.	12/13/16	82
USD	241,224	HUF	67,000,000	Bank of America N.A.	12/13/16	(2,467)
USD	14,427	HUF	4,000,000	Barclays Bank PLC	12/13/16	(122)
USD	414,780	HUF	115,000,000	Barclays Bank PLC	12/13/16	(3,496)
USD	191,618	HUF	53,000,000	Barclays Bank PLC	12/13/16	(1,152)
USD	744,780	HUF	206,000,000	Barclays Bank PLC	12/13/16	(4,478)
USD	254,242	HUF	70,000,000	Barclays Bank PLC	12/13/16	(360)
USD	280,271	HUF	77,500,000	Barclays Bank PLC	12/13/16	(1,610)
USD	52,438	HUF	14,500,000	Barclays Bank PLC	12/13/16	(301)
USD	28,982	HUF	7,907,700	Barclays Bank PLC	12/13/16	221
USD	75,632	HUF	20,635,815	Barclays Bank PLC	12/13/16	576
USD	109,029	HUF	29,748,015	Barclays Bank PLC	12/13/16	830
USD	120,140	HUF	33,000,000	BNP Paribas S.A.	12/13/16	113
USD	253,807	HUF	70,000,000	BNP Paribas S.A.	12/13/16	(795)
USD	90,809	HUF	25,000,000	BNP Paribas S.A.	12/13/16	(121)
USD	163,455	HUF	45,000,000	BNP Paribas S.A.	12/13/16	(217)
USD	461,080	HUF	127,000,000	BNP Paribas S.A.	12/13/16	(841)
USD	89,763	HUF	24,500,000	BNP Paribas S.A.	12/13/16	653
USD	28,015	HUF	7,680,000	BNP Paribas S.A.	12/13/16	82
USD	77,480	HUF	21,240,000	BNP Paribas S.A.	12/13/16	226
USD	87,986	HUF	24,120,000	BNP Paribas S.A.	12/13/16	257
USD	316,247	HUF	87,000,000	BNP Paribas S.A.	12/13/16	(187)

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016	51

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	461,648	HUF	127,000,000	BNP Paribas S.A.	12/13/16	$(273)
USD	209,727	HUF	58,000,000	BNP Paribas S.A.	12/13/16	(1,229)
USD	227,860	HUF	62,125,000	BNP Paribas S.A.	12/13/16	1,901
USD	71,613	HUF	19,525,000	BNP Paribas S.A.	12/13/16	597
USD	130,206	HUF	35,500,000	BNP Paribas S.A.	12/13/16	1,086
USD	12,500	HUF	3,410,000	BNP Paribas S.A.	12/13/16	97
USD	39,772	HUF	10,850,000	BNP Paribas S.A.	12/13/16	309
USD	22,727	HUF	6,200,000	BNP Paribas S.A.	12/13/16	176
USD	51,293	HUF	14,000,000	BNP Paribas S.A.	12/13/16	373
USD	28,211	HUF	7,700,000	BNP Paribas S.A.	12/13/16	205
USD	451,085	HUF	125,035,930	Credit Suisse International	12/13/16	(3,693)
USD	208,043	HUF	57,667,433	Credit Suisse International	12/13/16	(1,703)
USD	50,553	HUF	14,012,647	Credit Suisse International	12/13/16	(414)
USD	311,662	HUF	86,000,000	Credit Suisse International	12/13/16	(1,135)
USD	289,919	HUF	80,000,000	Credit Suisse International	12/13/16	(1,055)
USD	175,819	HUF	47,897,360	Credit Suisse International	12/13/16	1,608
USD	661,413	HUF	180,185,307	Credit Suisse International	12/13/16	6,048
USD	458,814	HUF	124,992,226	Credit Suisse International	12/13/16	4,195
USD	327,249	HUF	91,000,000	Deutsche Bank AG	12/13/16	(3,734)
USD	183,403	HUF	51,000,000	Deutsche Bank AG	12/13/16	(2,093)
USD	31,440	HUF	8,721,108	Deutsche Bank AG	12/13/16	(280)
USD	129,389	HUF	35,890,714	Deutsche Bank AG	12/13/16	(1,152)
USD	280,544	HUF	77,819,119	Deutsche Bank AG	12/13/16	(2,498)
USD	56,671	HUF	15,613,452	Deutsche Bank AG	12/13/16	(118)
USD	171,082	HUF	47,134,950	Deutsche Bank AG	12/13/16	(356)
USD	5,335	HUF	1,479,861	HSBC Bank USA N.A.	12/13/16	(48)
USD	11,567	HUF	3,208,670	HSBC Bank USA N.A.	12/13/16	(103)
USD	1,296	HUF	359,592	HSBC Bank USA N.A.	12/13/16	(12)
USD	182,741	HUF	50,000,000	HSBC Bank USA N.A.	12/13/16	882
USD	48,965	HUF	13,365,000	HSBC Bank USA N.A.	12/13/16	354
USD	155,798	HUF	42,525,000	HSBC Bank USA N.A.	12/13/16	1,127
USD	89,027	HUF	24,300,000	HSBC Bank USA N.A.	12/13/16	644
USD	238,086	HUF	65,683,770	JPMorgan Chase Bank N.A.	12/13/16	(818)
USD	78,866	HUF	21,757,749	JPMorgan Chase Bank N.A.	12/13/16	(271)
USD	560,834	HUF	153,246,426	Morgan Stanley & Co. International PLC	12/13/16	3,450
USD	272,436	HUF	74,260,000	Morgan Stanley & Co. International PLC	12/13/16	2,339
USD	72,420	HUF	19,740,000	Morgan Stanley & Co. International PLC	12/13/16	622
USD	188,974	HUF	51,510,000	Morgan Stanley & Co. International PLC	12/13/16	1,623
USD	40,318	HUF	11,000,000	Morgan Stanley & Co. International PLC	12/13/16	309
USD	128,284	HUF	35,000,000	Morgan Stanley & Co. International PLC	12/13/16	983
USD	73,305	HUF	20,000,000	Morgan Stanley & Co. International PLC	12/13/16	562
USD	56,669	HUF	15,628,799	UBS AG	12/13/16	(176)
USD	171,076	HUF	47,181,280	UBS AG	12/13/16	(530)
USD	478,579	HUF	130,753,574	UBS AG	12/13/16	3,006
USD	635,039	IDR	8,500,000,000	Citibank N.A.	12/13/16	(9,356)
USD	129,996	IDR	1,740,000,000	Citibank N.A.	12/13/16	(1,915)

52	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,171,131	IDR	15,740,000,000	Deutsche Bank AG	12/13/16	$(22,137)
USD	692,222	IDR	9,300,000,000	Deutsche Bank AG	12/13/16	(12,822)
USD	213,621	IDR	2,870,000,000	Deutsche Bank AG	12/13/16	(3,957)
USD	97,820	IDR	1,310,000,000	HSBC Bank USA N.A.	12/13/16	(1,493)
USD	138,889	IDR	1,860,000,000	HSBC Bank USA N.A.	12/13/16	(2,120)
USD	137,698	IDR	1,830,000,000	HSBC Bank USA N.A.	12/13/16	(1,037)
USD	216,941	IDR	2,830,000,000	Morgan Stanley & Co. International PLC	12/13/16	2,396
USD	337,147	IDR	4,420,000,000	Morgan Stanley & Co. International PLC	12/13/16	2,062
USD	717,010	IDR	9,400,000,000	Morgan Stanley & Co. International PLC	12/13/16	4,385
USD	115,663	IDR	1,520,974,519	Morgan Stanley & Co. International PLC	12/13/16	357
USD	28,093	IDR	369,420,756	Morgan Stanley & Co. International PLC	12/13/16	87
USD	350,941	IDR	4,614,873,349	Morgan Stanley & Co. International PLC	12/13/16	1,082
USD	284,880	IDR	3,749,025,481	UBS AG	12/13/16	662
USD	69,193	IDR	910,579,244	UBS AG	12/13/16	161
USD	864,371	IDR	11,375,126,651	UBS AG	12/13/16	2,010
USD	8,772	ILS	33,004	Bank of America N.A.	12/13/16	(37)
USD	8,772	ILS	32,988	Bank of America N.A.	12/13/16	(33)
USD	10,067	ILS	37,753	Bank of America N.A.	12/13/16	(9)
USD	559,372	ILS	2,100,000	Barclays Bank PLC	12/13/16	(1,134)
USD	465,736	ILS	1,750,000	Barclays Bank PLC	12/13/16	(1,352)
USD	17,219	ILS	64,556	Barclays Bank PLC	12/13/16	(11)
USD	12,300	ILS	46,111	Barclays Bank PLC	12/13/16	(8)
USD	10,660	ILS	39,963	Barclays Bank PLC	12/13/16	(7)
USD	3,005	ILS	11,248	Barclays Bank PLC	12/13/16	3
USD	78,716	ILS	296,875	Citibank N.A.	12/13/16	(522)
USD	8,772	ILS	33,005	Citibank N.A.	12/13/16	(37)
USD	31,977	ILS	119,755	Citibank N.A.	12/13/16	13
USD	36,896	ILS	138,179	Citibank N.A.	12/13/16	15
USD	51,655	ILS	193,451	Citibank N.A.	12/13/16	21
USD	63,102	ILS	236,933	Credit Suisse International	12/13/16	(137)
USD	235,199	ILS	883,114	Credit Suisse International	12/13/16	(511)
USD	39,360	ILS	148,478	Credit Suisse International	12/13/16	(270)
USD	94,213	ILS	354,647	Credit Suisse International	12/13/16	(445)
USD	3,509	ILS	13,196	Credit Suisse International	12/13/16	(13)
USD	72,451	ILS	271,752	Credit Suisse International	12/13/16	(82)
USD	5,329	ILS	19,964	Credit Suisse International	12/13/16	1
USD	8,609	ILS	32,250	Credit Suisse International	12/13/16	1
USD	6,149	ILS	23,035	Credit Suisse International	12/13/16	1
USD	76,108	ILS	285,525	Credit Suisse International	12/13/16	(101)
USD	350,097	ILS	1,313,417	Credit Suisse International	12/13/16	(464)
USD	91,330	ILS	342,630	Credit Suisse International	12/13/16	(121)
USD	23,585	ILS	88,301	Credit Suisse International	12/13/16	17
USD	3,366	ILS	12,600	Credit Suisse International	12/13/16	3
USD	1,739,907	ILS	6,550,000	Deutsche Bank AG	12/13/16	(8,340)
USD	278,146	ILS	1,050,000	Deutsche Bank AG	12/13/16	(2,107)
USD	212,595	ILS	800,000	Deutsche Bank AG	12/13/16	(931)
USD	305,606	ILS	1,150,000	Deutsche Bank AG	12/13/16	(1,338)

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016	53

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	398,984	ILS	1,500,000	Deutsche Bank AG	12/13/16	$(1,378)
USD	385,433	ILS	1,450,000	Deutsche Bank AG	12/13/16	(1,583)
USD	132,908	ILS	500,000	Deutsche Bank AG	12/13/16	(546)
USD	133,435	ILS	500,000	Deutsche Bank AG	12/13/16	(18)
USD	560,429	ILS	2,100,000	Deutsche Bank AG	12/13/16	(78)
USD	373,619	ILS	1,400,000	Deutsche Bank AG	12/13/16	(52)
USD	480,256	ILS	1,800,000	Deutsche Bank AG	12/13/16	(178)
USD	53,362	ILS	200,000	Deutsche Bank AG	12/13/16	(20)
USD	225,755	ILS	850,000	Deutsche Bank AG	12/13/16	(1,117)
USD	637,425	ILS	2,400,000	Deutsche Bank AG	12/13/16	(3,154)
USD	529,043	ILS	2,000,000	Deutsche Bank AG	12/13/16	(4,773)
USD	171,939	ILS	650,000	Deutsche Bank AG	12/13/16	(1,551)
USD	310,442	ILS	1,166,886	Goldman Sachs International	12/13/16	(1,009)
USD	83,289	ILS	313,067	Goldman Sachs International	12/13/16	(271)
USD	185,776	ILS	700,000	Goldman Sachs International	12/13/16	(1,060)
USD	67,646	ILS	253,318	Goldman Sachs International	12/13/16	34
USD	94,705	ILS	354,645	Goldman Sachs International	12/13/16	47
USD	58,627	ILS	219,542	Goldman Sachs International	12/13/16	29
USD	131,485	ILS	493,280	Goldman Sachs International	12/13/16	(175)
USD	34,300	ILS	128,682	Goldman Sachs International	12/13/16	(46)
USD	28,584	ILS	107,235	Goldman Sachs International	12/13/16	(38)
USD	10,809	ILS	40,495	HSBC Bank USA N.A.	12/13/16	1
USD	66,946	ILS	250,775	HSBC Bank USA N.A.	12/13/16	12
USD	108,144	ILS	405,098	HSBC Bank USA N.A.	12/13/16	20
USD	77,245	ILS	289,356	HSBC Bank USA N.A.	12/13/16	14
USD	131,488	ILS	493,303	HSBC Bank USA N.A.	12/13/16	(178)
USD	34,301	ILS	128,688	HSBC Bank USA N.A.	12/13/16	(46)
USD	28,584	ILS	107,240	HSBC Bank USA N.A.	12/13/16	(39)
USD	18,531	ILS	69,353	HSBC Bank USA N.A.	12/13/16	21
USD	1,685	ILS	6,306	UBS AG	12/13/16	2
USD	222,991	INR	15,150,000	Bank of America N.A.	12/13/16	(1,867)
USD	46,364	INR	3,150,000	Bank of America N.A.	12/13/16	(388)
USD	619,643	INR	41,640,000	Bank of America N.A.	12/13/16	1,617
USD	18,452	INR	1,240,000	Bank of America N.A.	12/13/16	48
USD	179,762	INR	12,080,000	Bank of America N.A.	12/13/16	469
USD	335,714	INR	22,560,000	Bank of America N.A.	12/13/16	876
USD	31,048	INR	2,110,000	Bank of America N.A.	12/13/16	(269)
USD	32,678	INR	2,201,315	Barclays Bank PLC	12/13/16	6
USD	229,167	INR	15,400,000	Barclays Bank PLC	12/13/16	598
USD	202,381	INR	13,600,000	Barclays Bank PLC	12/13/16	528
USD	275,067	INR	18,544,983	Barclays Bank PLC	12/13/16	(180)
USD	155,279	INR	10,468,942	Barclays Bank PLC	12/13/16	(102)
USD	2,644,621	INR	177,700,000	Barclays Bank PLC	12/13/16	7,177
USD	34,071	INR	2,310,000	BNP Paribas S.A.	12/13/16	(214)
USD	727,655	INR	49,335,000	BNP Paribas S.A.	12/13/16	(4,581)
USD	139,233	INR	9,440,000	BNP Paribas S.A.	12/13/16	(877)
USD	94,433	INR	6,357,720	BNP Paribas S.A.	12/13/16	71
USD	53,309	INR	3,589,035	BNP Paribas S.A.	12/13/16	40
USD	353,588	INR	23,800,000	BNP Paribas S.A.	12/13/16	346
USD	222,843	INR	15,150,000	Citibank N.A.	12/13/16	(2,015)
USD	46,334	INR	3,150,000	Citibank N.A.	12/13/16	(419)
USD	638,571	INR	43,300,000	Citibank N.A.	12/13/16	(4,093)
USD	85,490	INR	5,800,000	Citibank N.A.	12/13/16	(595)

54	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	517,360	INR	35,100,000	Citibank N.A.	12/13/16	$(3,599)
USD	6,723	INR	452,736	Citibank N.A.	12/13/16	3
USD	25,597	INR	1,723,879	Citibank N.A.	12/13/16	11
USD	284,158	INR	19,300,000	Deutsche Bank AG	12/13/16	(2,295)
USD	7,702	INR	518,726	Deutsche Bank AG	12/13/16	3
USD	332,984	INR	22,379,863	Deutsche Bank AG	12/13/16	820
USD	18,302	INR	1,230,099	Deutsche Bank AG	12/13/16	45
USD	178,300	INR	11,983,544	Deutsche Bank AG	12/13/16	439
USD	614,604	INR	41,307,513	Deutsche Bank AG	12/13/16	1,513
USD	1,383,117	INR	93,802,975	Deutsche Bank AG	12/13/16	(9,118)
USD	144,783	INR	9,813,397	Deutsche Bank AG	12/13/16	(869)
USD	756,975	INR	51,307,755	Deutsche Bank AG	12/13/16	(4,541)
USD	35,444	INR	2,402,370	Deutsche Bank AG	12/13/16	(213)
USD	217,553	INR	14,650,000	HSBC Bank USA N.A.	12/13/16	116
USD	76,036	INR	5,123,685	HSBC Bank USA N.A.	12/13/16	(10)
USD	91,300	INR	6,150,000	HSBC Bank USA N.A.	12/13/16	21
USD	9,376	INR	629,901	HSBC Bank USA N.A.	12/13/16	27
USD	91,344	INR	6,136,456	HSBC Bank USA N.A.	12/13/16	266
USD	314,863	INR	21,152,487	HSBC Bank USA N.A.	12/13/16	915
USD	170,589	INR	11,460,137	HSBC Bank USA N.A.	12/13/16	496
USD	107,132	INR	7,240,000	HSBC Bank USA N.A.	12/13/16	(325)
USD	102,101	INR	6,900,000	HSBC Bank USA N.A.	12/13/16	(309)
USD	540,545	INR	36,530,000	HSBC Bank USA N.A.	12/13/16	(1,638)
USD	739,790	INR	49,995,000	HSBC Bank USA N.A.	12/13/16	(2,242)
USD	608,455	INR	41,235,000	HSBC Bank USA N.A.	12/13/16	(3,560)
USD	399,366	INR	27,065,000	HSBC Bank USA N.A.	12/13/16	(2,336)
USD	34,455	INR	2,335,000	HSBC Bank USA N.A.	12/13/16	(202)
USD	547,115	INR	37,088,897	HSBC Bank USA N.A.	12/13/16	(3,363)
USD	993,273	INR	67,334,010	HSBC Bank USA N.A.	12/13/16	(6,106)
USD	1,316,561	INR	89,197,025	HSBC Bank USA N.A.	12/13/16	(7,311)
USD	753,243	INR	51,100,000	HSBC Bank USA N.A.	12/13/16	(5,189)
USD	390,625	INR	26,500,000	HSBC Bank USA N.A.	12/13/16	(2,691)
USD	13,445	INR	905,240	HSBC Bank USA N.A.	12/13/16	9
USD	51,195	INR	3,446,877	HSBC Bank USA N.A.	12/13/16	36
USD	1,861,227	INR	125,000,000	HSBC Bank USA N.A.	12/13/16	5,962
USD	583,185	INR	39,400,000	Morgan Stanley & Co. International PLC	12/13/16	(1,594)
USD	30,809	INR	2,074,966	Morgan Stanley & Co. International PLC	12/13/16	12
USD	108,760	INR	7,325,000	Morgan Stanley & Co. International PLC	12/13/16	42
USD	726,969	INR	49,005,000	Morgan Stanley & Co. International PLC	12/13/16	(369)
USD	105,251	INR	7,095,000	Morgan Stanley & Co. International PLC	12/13/16	(53)
USD	531,153	INR	35,805,000	Morgan Stanley & Co. International PLC	12/13/16	(269)
USD	100,356	INR	6,765,000	Morgan Stanley & Co. International PLC	12/13/16	(51)
USD	798,216	INR	54,135,000	Morgan Stanley & Co. International PLC	12/13/16	(5,262)
USD	68,785	INR	4,665,000	Morgan Stanley & Co. International PLC	12/13/16	(453)

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016	55

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,215,939	INR	82,465,000	Morgan Stanley & Co. International PLC	12/13/16	$(8,016)
USD	33,748	INR	2,287,630	Morgan Stanley & Co. International PLC	12/13/16	(205)
USD	137,886	INR	9,346,603	Morgan Stanley & Co. International PLC	12/13/16	(837)
USD	720,768	INR	48,857,245	Morgan Stanley & Co. International PLC	12/13/16	(4,377)
USD	114,624	INR	7,717,275	Morgan Stanley & Co. International PLC	12/13/16	83
USD	64,707	INR	4,356,526	Morgan Stanley & Co. International PLC	12/13/16	47
USD	88,666	INR	6,000,000	Morgan Stanley & Co. International PLC	12/13/16	(387)
USD	46,549	INR	3,150,000	Morgan Stanley & Co. International PLC	12/13/16	(203)
USD	1,129,747	INR	76,450,000	Morgan Stanley & Co. International PLC	12/13/16	(4,933)
USD	1,623,349	INR	109,365,000	Morgan Stanley & Co. International PLC	12/13/16	141
USD	353,273	INR	23,800,000	Morgan Stanley & Co. International PLC	12/13/16	31
USD	30,091	INR	2,045,000	Morgan Stanley & Co. International PLC	12/13/16	(261)
USD	52,827	INR	3,556,309	UBS AG	12/13/16	44
USD	536,175	INR	36,165,000	UBS AG	12/13/16	(590)
USD	733,877	INR	49,500,000	UBS AG	12/13/16	(808)
USD	106,227	INR	7,165,000	UBS AG	12/13/16	(117)
USD	101,334	INR	6,835,000	UBS AG	12/13/16	(112)
USD	356,746	INR	24,165,990	UBS AG	12/13/16	(1,928)
USD	196,503	INR	13,311,103	UBS AG	12/13/16	(1,062)
USD	91,539	INR	6,200,000	UBS AG	12/13/16	(482)
USD	277,571	INR	18,800,000	UBS AG	12/13/16	(1,460)
USD	417,833	INR	28,300,000	UBS AG	12/13/16	(2,199)
USD	289,427	INR	19,600,000	UBS AG	12/13/16	(1,478)
USD	372,121	INR	25,200,000	UBS AG	12/13/16	(1,901)
USD	417,897	INR	28,300,000	UBS AG	12/13/16	(2,135)
USD	750,240	INR	50,900,000	UBS AG	12/13/16	(5,224)
USD	68,014	INR	4,580,022	UBS AG	12/13/16	37
USD	38,395	INR	2,585,496	UBS AG	12/13/16	21
USD	217,180	INR	14,629,244	UBS AG	12/13/16	51
USD	57,037	INR	3,842,024	UBS AG	12/13/16	13
USD	88,863	INR	6,000,000	UBS AG	12/13/16	(190)
USD	46,653	INR	3,150,000	UBS AG	12/13/16	(100)
USD	1,132,257	INR	76,450,000	UBS AG	12/13/16	(2,423)
USD	353,221	INR	23,800,000	UBS AG	12/13/16	(22)
USD	1,623,108	INR	109,365,000	UBS AG	12/13/16	(100)
USD	30,082	INR	2,045,000	UBS AG	12/13/16	(270)
USD	349,016	JPY	36,000,000	Bank of America N.A.	12/13/16	(7,541)
USD	183,050	JPY	18,445,438	Bank of America N.A.	12/13/16	359
USD	341,557	JPY	35,000,000	Citibank N.A.	12/13/16	(5,096)
USD	137,238	JPY	14,000,000	Citibank N.A.	12/13/16	(1,423)
USD	1,522,115	JPY	154,000,000	Deutsche Bank AG	12/13/16	(3,159)

56	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	433,096	JPY	44,000,000	Deutsche Bank AG	12/13/16	$(2,696)
USD	234,613	JPY	23,544,366	Deutsche Bank AG	12/13/16	1,421
USD	138,366	JPY	14,000,000	JPMorgan Chase Bank N.A.	12/13/16	(295)
USD	1,100,879	JPY	110,455,634	JPMorgan Chase Bank N.A.	12/13/16	6,885
USD	441,957	JPY	44,554,562	Morgan Stanley & Co. International PLC	12/13/16	672
USD	381,130	KRW	428,847,743	Bank of America N.A.	12/13/16	(8,090)
USD	28,687	KRW	32,278,862	Bank of America N.A.	12/13/16	(609)
USD	24,589	KRW	27,667,596	Bank of America N.A.	12/13/16	(522)
USD	544,267	KRW	600,000,000	Bank of America N.A.	12/13/16	(290)
USD	429,646	KRW	480,000,000	Barclays Bank PLC	12/13/16	(6,000)
USD	35,729	KRW	40,000,000	BNP Paribas S.A.	12/13/16	(575)
USD	718,146	KRW	804,000,000	BNP Paribas S.A.	12/13/16	(11,561)
USD	43,707	KRW	48,165,000	BNP Paribas S.A.	12/13/16	(7)
USD	46,064	KRW	50,534,798	Citibank N.A.	12/13/16	199
USD	205,909	KRW	230,000,000	Citibank N.A.	12/13/16	(2,838)
USD	367,449	KRW	410,000,000	Credit Suisse International	12/13/16	(4,665)
USD	246,460	KRW	275,000,000	Credit Suisse International	12/13/16	(3,129)
USD	95,628	KRW	105,000,000	Credit Suisse International	12/13/16	331
USD	645,016	KRW	715,000,000	Credit Suisse International	12/13/16	(3,915)
USD	299,510	KRW	330,000,000	Credit Suisse International	12/13/16	4
USD	308,586	KRW	340,000,000	Credit Suisse International	12/13/16	4
USD	1,506,559	KRW	1,653,750,000	Credit Suisse International	12/13/16	5,624
USD	26,025	KRW	29,075,328	Deutsche Bank AG	12/13/16	(363)
USD	553,176	KRW	620,000,000	Deutsche Bank AG	12/13/16	(9,533)
USD	205,211	KRW	230,000,000	Deutsche Bank AG	12/13/16	(3,536)
USD	98,144	KRW	110,000,000	Deutsche Bank AG	12/13/16	(1,691)
USD	82,457	KRW	92,500,000	Deutsche Bank AG	12/13/16	(1,496)
USD	465,769	KRW	522,500,000	Deutsche Bank AG	12/13/16	(8,449)
USD	171,599	KRW	192,500,000	Deutsche Bank AG	12/13/16	(3,113)
USD	205,817	KRW	230,000,000	Deutsche Bank AG	12/13/16	(2,930)
USD	463,293	KRW	520,000,000	Goldman Sachs International	12/13/16	(8,657)
USD	350,536	KRW	391,837,975	HSBC Bank USA N.A.	12/13/16	(5,095)
USD	82,486	KRW	92,500,000	HSBC Bank USA N.A.	12/13/16	(1,466)
USD	465,935	KRW	522,500,000	HSBC Bank USA N.A.	12/13/16	(8,283)
USD	171,660	KRW	192,500,000	HSBC Bank USA N.A.	12/13/16	(3,052)
USD	40,485	KRW	44,465,202	HSBC Bank USA N.A.	12/13/16	129
USD	83,090	KRW	91,000,000	HSBC Bank USA N.A.	12/13/16	499
USD	27,692	KRW	30,420,000	HSBC Bank USA N.A.	12/13/16	83
USD	2,013,004	KRW	2,260,000,000	JPMorgan Chase Bank N.A.	12/13/16	(38,161)
USD	43,703	KRW	48,165,000	JPMorgan Chase Bank N.A.	12/13/16	(11)
USD	25,215	KRW	28,162,025	Morgan Stanley & Co. International PLC	12/13/16	(345)
USD	94,954	KRW	105,000,000	Morgan Stanley & Co. International PLC	12/13/16	(344)
USD	201,594	KRW	220,000,000	Morgan Stanley & Co. International PLC	12/13/16	1,924
USD	948,410	KRW	1,035,000,000	Morgan Stanley & Co. International PLC	12/13/16	9,049
USD	540,860	KRW	595,000,000	Morgan Stanley & Co. International PLC	12/13/16	841
USD	27,305	KRW	30,466,552	Morgan Stanley & Co. International PLC	12/13/16	(347)

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016	57

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	53,509	KRW	60,000,000	Morgan Stanley & Co. International PLC	12/13/16	$(946)
USD	1,075,537	KRW	1,206,000,000	Morgan Stanley & Co. International PLC	12/13/16	(19,022)
USD	209,261	KRW	235,000,000	Morgan Stanley & Co. International PLC	12/13/16	(4,024)
USD	556,545	KRW	625,000,000	Morgan Stanley & Co. International PLC	12/13/16	(10,702)
USD	280,499	KRW	315,000,000	Morgan Stanley & Co. International PLC	12/13/16	(5,394)
USD	109,051	KRW	120,000,000	Morgan Stanley & Co. International PLC	12/13/16	140
USD	708,833	KRW	780,000,000	Morgan Stanley & Co. International PLC	12/13/16	909
USD	38,472	KRW	42,250,000	Morgan Stanley & Co. International PLC	12/13/16	126
USD	501,958	KRW	551,250,000	Morgan Stanley & Co. International PLC	12/13/16	1,646
USD	4,598,930	KRW	5,160,000,000	UBS AG	12/13/16	(84,260)
USD	27,290	KRW	30,458,120	UBS AG	12/13/16	(354)
USD	1,793,202	KRW	2,010,000,000	UBS AG	12/13/16	(31,064)
USD	89,214	KRW	100,000,000	UBS AG	12/13/16	(1,545)
USD	64,555	KRW	72,721,138	UBS AG	12/13/16	(1,446)
USD	857,658	KRW	966,152,257	UBS AG	12/13/16	(19,217)
USD	55,333	KRW	62,332,404	UBS AG	12/13/16	(1,240)
USD	185,303	KRW	210,000,000	UBS AG	12/13/16	(5,292)
USD	207,363	KRW	235,000,000	UBS AG	12/13/16	(5,922)
USD	29,102	MXN	552,253	Bank of America N.A.	12/13/16	789
USD	84,243	MXN	1,598,626	Bank of America N.A.	12/13/16	2,285
USD	99,193	MXN	1,900,000	Bank of America N.A.	12/13/16	1,784
USD	281,918	MXN	5,400,000	Bank of America N.A.	12/13/16	5,071
USD	318,463	MXN	6,100,000	Bank of America N.A.	12/13/16	5,728
USD	298,010	MXN	5,900,000	Bank of America N.A.	12/13/16	(4,471)
USD	277,806	MXN	5,500,000	Bank of America N.A.	12/13/16	(4,168)
USD	160,930	MXN	3,006,167	Barclays Bank PLC	12/13/16	6,809
USD	100,159	MXN	1,870,971	Barclays Bank PLC	12/13/16	4,238
USD	241,491	MXN	4,559,512	Barclays Bank PLC	12/13/16	7,734
USD	192,752	MXN	3,720,777	Barclays Bank PLC	12/13/16	1,996
USD	30,754	MXN	593,652	Barclays Bank PLC	12/13/16	318
USD	12,128	MXN	234,116	Barclays Bank PLC	12/13/16	126
USD	73,519	MXN	1,431,041	Barclays Bank PLC	12/13/16	153
USD	33,084	MXN	643,968	Barclays Bank PLC	12/13/16	69
USD	7,645	MXN	149,039	Barclays Bank PLC	12/13/16	4
USD	116,172	MXN	2,300,000	Barclays Bank PLC	12/13/16	(1,744)
USD	106,070	MXN	2,100,000	Barclays Bank PLC	12/13/16	(1,593)
USD	519,530	MXN	10,224,667	Barclays Bank PLC	12/13/16	(4,668)
USD	375,729	MXN	7,029,029	Citibank N.A.	12/13/16	15,365
USD	603,700	MXN	11,293,833	Citibank N.A.	12/13/16	24,688
USD	146	MXN	2,811	Citibank N.A.	12/13/16	2
USD	369	MXN	7,128	Citibank N.A.	12/13/16	4
USD	2,314	MXN	44,674	Citibank N.A.	12/13/16	24
USD	58,418	MXN	1,138,937	Citibank N.A.	12/13/16	27
USD	207,196	MXN	4,100,000	Citibank N.A.	12/13/16	(3,002)

58	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	97,360	MXN	1,900,000	Citibank N.A.	12/13/16	$(49)
USD	171,568	MXN	3,367,190	Citibank N.A.	12/13/16	(1,061)
USD	36,332	MXN	713,052	Citibank N.A.	12/13/16	(225)
USD	89,399	MXN	1,700,000	Citibank N.A.	12/13/16	2,243
USD	767,779	MXN	14,600,000	Citibank N.A.	12/13/16	19,266
USD	667,862	MXN	12,700,000	Citibank N.A.	12/13/16	16,759
USD	192,525	MXN	3,790,164	Citibank N.A.	12/13/16	(1,789)
USD	12,128	MXN	234,109	Credit Suisse International	12/13/16	126
USD	30,754	MXN	593,633	Credit Suisse International	12/13/16	319
USD	192,751	MXN	3,720,657	Credit Suisse International	12/13/16	2,001
USD	23,584	MXN	449,921	Deutsche Bank AG	12/13/16	517
USD	68,269	MXN	1,302,402	Deutsche Bank AG	12/13/16	1,498
USD	42,447	MXN	813,823	Deutsche Bank AG	12/13/16	724
USD	674,599	MXN	12,933,980	Deutsche Bank AG	12/13/16	11,500
USD	107,633	MXN	2,063,624	Deutsche Bank AG	12/13/16	1,835
USD	2,020,729	MXN	38,700,000	Deutsche Bank AG	12/13/16	36,659
USD	15,447	MXN	300,052	Deutsche Bank AG	12/13/16	64
USD	34,326	MXN	666,782	Deutsche Bank AG	12/13/16	142
USD	192,540	MXN	3,800,000	Goldman Sachs International	12/13/16	(2,279)
USD	238,141	MXN	4,700,000	Goldman Sachs International	12/13/16	(2,818)
USD	421,921	MXN	8,000,000	HSBC Bank USA N.A.	12/13/16	11,777
USD	748,910	MXN	14,200,000	HSBC Bank USA N.A.	12/13/16	20,905
USD	674,619	MXN	12,940,422	JPMorgan Chase Bank N.A.	12/13/16	11,190
USD	42,448	MXN	814,229	JPMorgan Chase Bank N.A.	12/13/16	704
USD	107,636	MXN	2,064,652	JPMorgan Chase Bank N.A.	12/13/16	1,785
USD	30,755	MXN	593,748	JPMorgan Chase Bank N.A.	12/13/16	314
USD	192,757	MXN	3,721,381	JPMorgan Chase Bank N.A.	12/13/16	1,970
USD	12,129	MXN	234,154	JPMorgan Chase Bank N.A.	12/13/16	124
USD	66,050	MXN	1,272,779	JPMorgan Chase Bank N.A.	12/13/16	797
USD	88,482	MXN	1,705,044	JPMorgan Chase Bank N.A.	12/13/16	1,068
USD	49,849	MXN	960,588	JPMorgan Chase Bank N.A.	12/13/16	602
USD	1,298,895	MXN	25,585,169	JPMorgan Chase Bank N.A.	12/13/16	(12,805)
USD	26,283	MXN	512,024	Morgan Stanley & Co. International PLC	12/13/16	32
USD	136,321	MXN	2,598,972	UBS AG	12/13/16	3,077
USD	47,093	MXN	897,827	UBS AG	12/13/16	1,063
USD	298,680	MXN	5,640,488	UBS AG	12/13/16	9,504
USD	411,819	MXN	7,900,000	UBS AG	12/13/16	6,802
USD	30,738	MXN	590,219	UBS AG	12/13/16	478
USD	192,651	MXN	3,699,259	UBS AG	12/13/16	2,997
USD	12,122	MXN	232,762	UBS AG	12/13/16	189
USD	30,740	MXN	593,345	UBS AG	12/13/16	320
USD	12,123	MXN	233,995	UBS AG	12/13/16	126
USD	192,664	MXN	3,718,851	UBS AG	12/13/16	2,006
USD	209,000	MXN	4,027,221	UBS AG	12/13/16	2,533
USD	157,736	MXN	3,039,412	UBS AG	12/13/16	1,911
USD	279,981	MXN	5,394,956	UBS AG	12/13/16	3,393
USD	44,098	MXN	855,980	UBS AG	12/13/16	214
USD	97,996	MXN	1,902,177	UBS AG	12/13/16	476
USD	55,350	MXN	1,086,948	UBS AG	12/13/16	(375)
USD	261,377	MXN	5,132,810	UBS AG	12/13/16	(1,772)
USD	445,837	MYR	1,850,000	Bank of America N.A.	12/13/16	58
USD	169,533	MYR	700,000	Bank of America N.A.	12/13/16	860

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016	59

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	98,814	MYR	400,000	Barclays Bank PLC	12/13/16	$2,430
USD	314,970	MYR	1,275,000	Barclays Bank PLC	12/13/16	7,745
USD	203,804	MYR	825,000	Barclays Bank PLC	12/13/16	5,011
USD	277,309	MYR	1,150,000	BNP Paribas S.A.	12/13/16	203
USD	277,309	MYR	1,150,000	BNP Paribas S.A.	12/13/16	203
USD	317,383	MYR	1,300,000	Citibank N.A.	12/13/16	4,133
USD	207,520	MYR	850,000	Citibank N.A.	12/13/16	2,702
USD	317,499	MYR	1,300,000	Deutsche Bank AG	12/13/16	4,249
USD	164,314	MYR	675,000	Deutsche Bank AG	12/13/16	1,665
USD	529,455	MYR	2,175,000	Deutsche Bank AG	12/13/16	5,364
USD	121,714	MYR	500,000	Deutsche Bank AG	12/13/16	1,233
USD	341,797	MYR	1,400,000	Deutsche Bank AG	12/13/16	4,451
USD	195,743	MYR	800,000	Deutsche Bank AG	12/13/16	2,974
USD	330,316	MYR	1,350,000	Deutsche Bank AG	12/13/16	5,018
USD	415,953	MYR	1,700,000	Deutsche Bank AG	12/13/16	6,319
USD	61,192	MYR	250,000	Deutsche Bank AG	12/13/16	952
USD	24,477	MYR	100,000	Deutsche Bank AG	12/13/16	381
USD	433,839	MYR	1,800,000	Deutsche Bank AG	12/13/16	109
USD	2,029,476	MYR	8,400,000	Deutsche Bank AG	12/13/16	5,400
USD	108,735	MYR	450,000	Deutsche Bank AG	12/13/16	302
USD	204,597	MYR	850,000	Deutsche Bank AG	12/13/16	(220)
USD	1,375,815	MYR	5,700,000	Deutsche Bank AG	12/13/16	2,335
USD	121,803	MYR	500,000	HSBC Bank USA N.A.	12/13/16	1,322
USD	529,842	MYR	2,175,000	HSBC Bank USA N.A.	12/13/16	5,751
USD	164,434	MYR	675,000	HSBC Bank USA N.A.	12/13/16	1,785
USD	203,653	MYR	825,000	HSBC Bank USA N.A.	12/13/16	4,860
USD	98,741	MYR	400,000	HSBC Bank USA N.A.	12/13/16	2,357
USD	314,737	MYR	1,275,000	HSBC Bank USA N.A.	12/13/16	7,511
USD	265,124	MYR	1,100,000	HSBC Bank USA N.A.	12/13/16	67
USD	132,444	MYR	550,000	HSBC Bank USA N.A.	12/13/16	(85)
USD	96,348	MYR	400,000	HSBC Bank USA N.A.	12/13/16	(36)
USD	132,479	MYR	550,000	HSBC Bank USA N.A.	12/13/16	(50)
USD	680,024	MYR	2,800,000	HSBC Bank USA N.A.	12/13/16	5,333
USD	159,325	MYR	650,000	HSBC Bank USA N.A.	12/13/16	2,701
USD	220,604	MYR	900,000	HSBC Bank USA N.A.	12/13/16	3,739
USD	1,983,551	MYR	8,200,000	HSBC Bank USA N.A.	12/13/16	7,668
USD	446,052	MYR	1,850,000	UBS AG	12/13/16	273
USD	18,233	NOK	150,304	Bank of America N.A.	12/13/16	(577)
USD	90,428	NOK	734,958	Bank of America N.A.	12/13/16	(1,548)
USD	121,050	NOK	970,676	Bank of America N.A.	12/13/16	(425)
USD	1,240,428	NOK	10,000,000	Barclays Bank PLC	12/13/16	(11,017)
USD	754,830	NOK	6,300,000	BNP Paribas S.A.	12/13/16	(33,581)
USD	1,473,117	NOK	12,295,000	BNP Paribas S.A.	12/13/16	(65,535)
USD	95,811	NOK	780,000	Citibank N.A.	12/13/16	(1,802)
USD	361,132	NOK	2,940,000	Citibank N.A.	12/13/16	(6,793)
USD	134,192	NOK	1,100,000	Citibank N.A.	12/13/16	(3,467)
USD	38,267	NOK	315,000	Citibank N.A.	12/13/16	(1,154)
USD	191,335	NOK	1,575,000	Citibank N.A.	12/13/16	(5,768)
USD	84,542	NOK	698,841	Citibank N.A.	12/13/16	(2,914)
USD	17,126	NOK	141,569	Citibank N.A.	12/13/16	(590)
USD	3,530	NOK	29,183	Citibank N.A.	12/13/16	(122)
USD	145,085	NOK	1,203,580	Citibank N.A.	12/13/16	(5,537)
USD	716,197	NOK	5,941,355	Citibank N.A.	12/13/16	(27,331)

60	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	29,908	NOK	248,106	Citibank N.A.	12/13/16	$(1,141)
USD	897,345	NOK	7,300,000	Citibank N.A.	12/13/16	(16,210)
USD	174,011	NOK	1,400,000	Citibank N.A.	12/13/16	(1,192)
USD	202,817	NOK	1,629,324	Citibank N.A.	12/13/16	(1,084)
USD	60,083	NOK	500,000	Citibank N.A.	12/13/16	(2,489)
USD	59,921	NOK	500,000	Citibank N.A.	12/13/16	(2,651)
USD	66,611	NOK	549,696	Credit Suisse International	12/13/16	(2,181)
USD	223,708	NOK	1,820,000	Credit Suisse International	12/13/16	(4,055)
USD	843,207	NOK	6,860,000	Credit Suisse International	12/13/16	(15,285)
USD	1,062,808	NOK	8,750,000	Credit Suisse International	12/13/16	(32,207)
USD	212,562	NOK	1,750,000	Credit Suisse International	12/13/16	(6,441)
USD	155,235	NOK	1,275,000	Credit Suisse International	12/13/16	(4,324)
USD	31,047	NOK	255,000	Credit Suisse International	12/13/16	(865)
USD	278,705	NOK	2,300,000	Credit Suisse International	12/13/16	(9,127)
USD	60,430	NOK	500,465	Credit Suisse International	12/13/16	(2,201)
USD	18,129	NOK	150,140	Credit Suisse International	12/13/16	(660)
USD	648,671	NOK	5,265,042	Credit Suisse International	12/13/16	(10,220)
USD	275,719	NOK	2,300,000	Deutsche Bank AG	12/13/16	(12,113)
USD	179,817	NOK	1,500,000	Deutsche Bank AG	12/13/16	(7,900)
USD	635,353	NOK	5,300,000	Deutsche Bank AG	12/13/16	(27,913)
USD	54,388	NOK	450,324	Deutsche Bank AG	12/13/16	(1,968)
USD	181,293	NOK	1,501,082	Deutsche Bank AG	12/13/16	(6,559)
USD	3,626	NOK	30,013	HSBC Bank USA N.A.	12/13/16	(130)
USD	12,086	NOK	100,043	HSBC Bank USA N.A.	12/13/16	(434)
USD	218,011	NOK	1,800,000	JPMorgan Chase Bank N.A.	12/13/16	(7,249)
USD	68,759	NOK	569,523	JPMorgan Chase Bank N.A.	12/13/16	(2,514)
USD	229,197	NOK	1,898,410	JPMorgan Chase Bank N.A.	12/13/16	(8,379)
USD	27,817	NOK	230,000	JPMorgan Chase Bank N.A.	12/13/16	(966)
USD	670,634	NOK	5,545,000	JPMorgan Chase Bank N.A.	12/13/16	(23,293)
USD	135,457	NOK	1,120,000	JPMorgan Chase Bank N.A.	12/13/16	(4,705)
USD	557,199	NOK	4,614,803	JPMorgan Chase Bank N.A.	12/13/16	(20,318)
USD	23,268	NOK	192,711	JPMorgan Chase Bank N.A.	12/13/16	(848)
USD	112,876	NOK	934,851	JPMorgan Chase Bank N.A.	12/13/16	(4,116)
USD	204,945	NOK	1,700,000	JPMorgan Chase Bank N.A.	12/13/16	(7,801)
USD	192,890	NOK	1,600,000	JPMorgan Chase Bank N.A.	12/13/16	(7,342)
USD	156,723	NOK	1,300,000	JPMorgan Chase Bank N.A.	12/13/16	(5,965)
USD	760,569	NOK	6,200,000	JPMorgan Chase Bank N.A.	12/13/16	(15,327)
USD	539,846	NOK	4,500,000	Morgan Stanley & Co. International PLC	12/13/16	(23,304)
USD	515,853	NOK	4,300,000	Morgan Stanley & Co. International PLC	12/13/16	(22,269)
USD	330,405	NOK	2,715,000	Morgan Stanley & Co. International PLC	12/13/16	(9,362)
USD	66,324	NOK	545,000	Morgan Stanley & Co. International PLC	12/13/16	(1,879)
USD	77,306	NOK	635,000	Morgan Stanley & Co. International PLC	12/13/16	(2,161)
USD	387,745	NOK	3,185,000	Morgan Stanley & Co. International PLC	12/13/16	(10,840)
USD	455,047	NOK	3,700,000	Morgan Stanley & Co. International PLC	12/13/16	(7,988)
USD	13,762	NZD	18,854	Bank of America N.A.	12/13/16	89
USD	105,208	NZD	145,191	Bank of America N.A.	12/13/16	(87)

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016	61

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	116,774	NZD	160,131	Barclays Bank PLC	12/13/16	$644
USD	156,583	NZD	214,721	Barclays Bank PLC	12/13/16	864
USD	117,614	NZD	161,146	Barclays Bank PLC	12/13/16	749
USD	339,910	NZD	470,000	Barclays Bank PLC	12/13/16	(942)
USD	172,165	NZD	238,722	Barclays Bank PLC	12/13/16	(961)
USD	32,058	NZD	44,452	Barclays Bank PLC	12/13/16	(179)
USD	109,151	NZD	150,000	Barclays Bank PLC	12/13/16	368
USD	472,986	NZD	650,000	Barclays Bank PLC	12/13/16	1,594
USD	549,474	NZD	760,000	Citibank N.A.	12/13/16	(1,691)
USD	216,898	NZD	300,000	Citibank N.A.	12/13/16	(667)
USD	144,598	NZD	200,000	Citibank N.A.	12/13/16	(445)
USD	570,988	NZD	790,000	Citibank N.A.	12/13/16	(1,933)
USD	185,017	NZD	255,000	Citibank N.A.	12/13/16	86
USD	239,433	NZD	330,000	Citibank N.A.	12/13/16	112
USD	125,982	NZD	172,210	Credit Suisse International	12/13/16	1,092
USD	119,683	NZD	163,599	Credit Suisse International	12/13/16	1,038
USD	12,820	NZD	17,466	Credit Suisse International	12/13/16	153
USD	89,737	NZD	122,260	Credit Suisse International	12/13/16	1,072
USD	135,888	NZD	185,137	Credit Suisse International	12/13/16	1,624
USD	42,736	NZD	58,135	Credit Suisse International	12/13/16	576
USD	6,105	NZD	8,305	Credit Suisse International	12/13/16	82
USD	64,715	NZD	88,032	Credit Suisse International	12/13/16	872
USD	813,093	NZD	1,124,002	Credit Suisse International	12/13/16	(2,052)
USD	505,194	NZD	698,369	Credit Suisse International	12/13/16	(1,275)
USD	191,316	NZD	264,471	Credit Suisse International	12/13/16	(483)
USD	196,642	NZD	270,000	Credit Suisse International	12/13/16	833
USD	211,208	NZD	290,000	Credit Suisse International	12/13/16	895
USD	240,560	NZD	330,000	Deutsche Bank AG	12/13/16	1,239
USD	185,887	NZD	255,000	Deutsche Bank AG	12/13/16	957
USD	158,341	NZD	216,401	Deutsche Bank AG	12/13/16	1,403
USD	166,674	NZD	227,790	Deutsche Bank AG	12/13/16	1,477
USD	106,245	NZD	146,002	Goldman Sachs International	12/13/16	362
USD	203,646	NZD	280,000	Goldman Sachs International	12/13/16	585
USD	432,018	NZD	593,998	Goldman Sachs International	12/13/16	1,241
USD	391,716	NZD	536,803	HSBC Bank USA N.A.	12/13/16	2,417
USD	292,127	NZD	400,328	HSBC Bank USA N.A.	12/13/16	1,803
USD	178,086	NZD	240,000	HSBC Bank USA N.A.	12/13/16	4,034
USD	497,157	NZD	670,000	HSBC Bank USA N.A.	12/13/16	11,262
USD	32,143	NZD	43,664	HSBC Bank USA N.A.	12/13/16	477
USD	340,720	NZD	462,842	HSBC Bank USA N.A.	12/13/16	5,059
USD	225,004	NZD	305,650	HSBC Bank USA N.A.	12/13/16	3,341
USD	1,287,670	NZD	1,766,089	HSBC Bank USA N.A.	12/13/16	6,872
USD	300,006	NZD	415,000	HSBC Bank USA N.A.	12/13/16	(959)
USD	115,665	NZD	160,000	HSBC Bank USA N.A.	12/13/16	(370)
USD	484,347	NZD	670,000	HSBC Bank USA N.A.	12/13/16	(1,548)
USD	329,310	NZD	450,000	HSBC Bank USA N.A.	12/13/16	2,962
USD	510,696	NZD	704,809	HSBC Bank USA N.A.	12/13/16	(443)
USD	655,506	NZD	900,000	JPMorgan Chase Bank N.A.	12/13/16	2,811
USD	2,322,914	NZD	3,220,000	JPMorgan Chase Bank N.A.	12/13/16	(12,284)
USD	174,649	NZD	239,476	Morgan Stanley & Co. International PLC	12/13/16	977
USD	234,188	NZD	321,115	Morgan Stanley & Co. International PLC	12/13/16	1,310

62	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	476,625	NZD	640,000	Morgan Stanley & Co. International PLC	12/13/16	$12,486
USD	372,363	NZD	500,000	Morgan Stanley & Co. International PLC	12/13/16	9,755
USD	215,971	NZD	290,000	Morgan Stanley & Co. International PLC	12/13/16	5,658
USD	112,353	NZD	152,825	Morgan Stanley & Co. International PLC	12/13/16	1,521
USD	170,134	NZD	231,421	Morgan Stanley & Co. International PLC	12/13/16	2,304
USD	16,050	NZD	21,832	Morgan Stanley & Co. International PLC	12/13/16	217
USD	761,324	NZD	1,043,911	Morgan Stanley & Co. International PLC	12/13/16	4,262
USD	558,192	NZD	770,000	Morgan Stanley & Co. International PLC	12/13/16	(225)
USD	137,736	NZD	190,000	Morgan Stanley & Co. International PLC	12/13/16	(55)
USD	162,654	NZD	225,548	Morgan Stanley & Co. International PLC	12/13/16	(918)
USD	873,510	NZD	1,211,278	Morgan Stanley & Co. International PLC	12/13/16	(4,929)
USD	145,043	NZD	200,000	Morgan Stanley & Co. International PLC	12/13/16	—
USD	47,139	NZD	65,000	Morgan Stanley & Co. International PLC	12/13/16	—
USD	1,080,573	NZD	1,490,000	Morgan Stanley & Co. International PLC	12/13/16	—
USD	1,079,666	NZD	1,490,000	Morgan Stanley & Co. International PLC	12/13/16	(907)
USD	47,100	NZD	65,000	Morgan Stanley & Co. International PLC	12/13/16	(40)
USD	144,922	NZD	200,000	Morgan Stanley & Co. International PLC	12/13/16	(122)
USD	58,384	NZD	80,066	UBS AG	12/13/16	319
USD	78,287	NZD	107,361	UBS AG	12/13/16	428
USD	6,429	NZD	8,733	UBS AG	12/13/16	96
USD	68,150	NZD	92,568	UBS AG	12/13/16	1,018
USD	45,005	NZD	61,130	UBS AG	12/13/16	672
USD	40,200	NZD	55,529	UBS AG	12/13/16	(70)
USD	106,153	NZD	146,631	UBS AG	12/13/16	(186)
USD	170,851	NZD	235,998	UBS AG	12/13/16	(299)
USD	91,154	PHP	4,400,000	Bank of America N.A.	12/13/16	594
USD	273,462	PHP	13,200,000	Bank of America N.A.	12/13/16	1,783
USD	663,790	PHP	32,300,000	Bank of America N.A.	12/13/16	(1,001)
USD	415,125	PHP	20,200,000	Bank of America N.A.	12/13/16	(626)
USD	522,615	PHP	25,456,573	Bank of America N.A.	12/13/16	(1,326)
USD	256,184	PHP	12,478,712	Bank of America N.A.	12/13/16	(650)
USD	283,190	PHP	13,300,000	Citibank N.A.	12/13/16	9,452
USD	656,297	PHP	30,800,000	Deutsche Bank AG	12/13/16	22,379
USD	142,766	PHP	6,700,000	Deutsche Bank AG	12/13/16	4,868
USD	456,485	PHP	21,400,000	Deutsche Bank AG	12/13/16	16,035
USD	304,002	PHP	14,500,000	Deutsche Bank AG	12/13/16	5,567

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016	63

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	293,520	PHP	14,000,000	Deutsche Bank AG	12/13/16	$5,375
USD	546,584	PHP	26,400,000	Deutsche Bank AG	12/13/16	3,226
USD	619,048	PHP	29,900,000	Deutsche Bank AG	12/13/16	3,653
USD	134,841	PHP	6,500,000	Deutsche Bank AG	12/13/16	1,059
USD	207,447	PHP	10,000,000	Deutsche Bank AG	12/13/16	1,630
USD	206,513	PHP	9,666,052	Goldman Sachs International	12/13/16	7,569
USD	359,348	PHP	16,852,350	HSBC Bank USA N.A.	12/13/16	12,497
USD	890,437	PHP	41,600,000	HSBC Bank USA N.A.	12/13/16	34,236
USD	619,799	PHP	29,285,498	HSBC Bank USA N.A.	12/13/16	17,052
USD	366,986	PHP	17,340,097	HSBC Bank USA N.A.	12/13/16	10,097
USD	28,201	PHP	1,350,000	HSBC Bank USA N.A.	12/13/16	416
USD	280,865	PHP	13,445,000	HSBC Bank USA N.A.	12/13/16	4,143
USD	27,795	PHP	1,330,000	HSBC Bank USA N.A.	12/13/16	421
USD	277,116	PHP	13,260,000	HSBC Bank USA N.A.	12/13/16	4,202
USD	27,784	PHP	1,330,000	HSBC Bank USA N.A.	12/13/16	410
USD	277,000	PHP	13,260,000	HSBC Bank USA N.A.	12/13/16	4,086
USD	27,784	PHP	1,330,000	HSBC Bank USA N.A.	12/13/16	410
USD	277,000	PHP	13,260,000	HSBC Bank USA N.A.	12/13/16	4,086
USD	27,801	PHP	1,330,000	HSBC Bank USA N.A.	12/13/16	427
USD	277,174	PHP	13,260,000	HSBC Bank USA N.A.	12/13/16	4,260
USD	299,216	PHP	14,500,000	HSBC Bank USA N.A.	12/13/16	780
USD	511,762	PHP	24,800,000	HSBC Bank USA N.A.	12/13/16	1,335
USD	206,031	PHP	9,900,000	HSBC Bank USA N.A.	12/13/16	2,272
USD	314,608	PHP	15,343,427	HSBC Bank USA N.A.	12/13/16	(1,187)
USD	154,220	PHP	7,521,288	HSBC Bank USA N.A.	12/13/16	(582)
USD	206,513	PHP	9,670,183	HSBC Bank USA N.A.	12/13/16	7,484
USD	292,860	PHP	13,700,000	JPMorgan Chase Bank N.A.	12/13/16	10,890
USD	451,092	PHP	21,147,650	Morgan Stanley & Co. International PLC	12/13/16	15,836
USD	754,800	PHP	35,970,000	Morgan Stanley & Co. International PLC	12/13/16	14,474
USD	222,327	PHP	10,595,000	Morgan Stanley & Co. International PLC	12/13/16	4,263
USD	275,591	PHP	13,300,000	Morgan Stanley & Co. International PLC	12/13/16	1,853
USD	418,566	PHP	20,200,000	Morgan Stanley & Co. International PLC	12/13/16	2,815
USD	142,426	PHP	6,663,765	Morgan Stanley & Co. International PLC	12/13/16	5,274
USD	395,840	PHP	18,659,903	UBS AG	12/13/16	11,787
USD	668,530	PHP	31,514,502	UBS AG	12/13/16	19,906
USD	1,536,019	PHP	73,030,000	UBS AG	12/13/16	32,933
USD	452,308	PHP	21,505,000	UBS AG	12/13/16	9,698
USD	940,615	PHP	45,300,000	UBS AG	12/13/16	8,261
USD	1,291,528	PHP	62,200,000	UBS AG	12/13/16	11,343
USD	423,632	PHP	20,400,000	UBS AG	12/13/16	3,764
USD	178,389	PLN	700,000	Bank of America N.A.	12/13/16	(4,247)
USD	206,746	PLN	800,000	Barclays Bank PLC	12/13/16	(1,982)
USD	90,633	PLN	350,000	Barclays Bank PLC	12/13/16	(685)
USD	222,450	PLN	850,000	Barclays Bank PLC	12/13/16	676
USD	146,291	PLN	565,000	Barclays Bank PLC	12/13/16	(1,123)
USD	244,681	PLN	945,000	Barclays Bank PLC	12/13/16	(1,879)
USD	252,449	PLN	975,000	Barclays Bank PLC	12/13/16	(1,938)

64	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	117,588	PLN	450,000	Barclays Bank PLC	12/13/16	$179
USD	430,349	PLN	1,650,000	BNP Paribas S.A.	12/13/16	(152)
USD	25,527	PLN	100,000	BNP Paribas S.A.	12/13/16	(564)
USD	148,801	PLN	575,000	Credit Suisse International	12/13/16	(1,222)
USD	143,625	PLN	555,000	Credit Suisse International	12/13/16	(1,179)
USD	86,693	PLN	335,000	Credit Suisse International	12/13/16	(712)
USD	1,159,327	PLN	4,550,000	JPMorgan Chase Bank N.A.	12/13/16	(27,812)
USD	3,796,478	PLN	14,900,000	JPMorgan Chase Bank N.A.	12/13/16	(91,075)
USD	221,836	PLN	850,000	Morgan Stanley & Co. International PLC	12/13/16	63
USD	277,701	RON	1,105,000	Bank of America N.A.	12/13/16	(1,795)
USD	364,762	RON	1,450,000	Bank of America N.A.	12/13/16	(1,997)
USD	352,760	RON	1,400,000	Bank of America N.A.	12/13/16	(1,352)
USD	75,293	RON	300,000	Barclays Bank PLC	12/13/16	(588)
USD	1,340,785	RON	5,350,000	BNP Paribas S.A.	12/13/16	(12,429)
USD	163,235	RON	650,000	BNP Paribas S.A.	12/13/16	(1,175)
USD	75,844	RON	300,000	BNP Paribas S.A.	12/13/16	(37)
USD	367,573	RON	1,450,000	BNP Paribas S.A.	12/13/16	814
USD	126,833	RON	500,000	BNP Paribas S.A.	12/13/16	364
USD	277,548	RON	1,105,000	BNP Paribas S.A.	12/13/16	(1,948)
USD	150,267	RON	600,000	BNP Paribas S.A.	12/13/16	(1,495)
USD	286,713	RON	1,140,000	Citibank N.A.	12/13/16	(1,635)
USD	82,543	RUB	5,500,000	Barclays Bank PLC	12/13/16	(3,300)
USD	345,180	RUB	23,000,000	Barclays Bank PLC	12/13/16	(13,801)
USD	222,245	RUB	14,500,000	Barclays Bank PLC	12/13/16	(4,070)
USD	104,671	RUB	6,800,000	Barclays Bank PLC	12/13/16	(1,463)
USD	325,624	RUB	21,200,000	Barclays Bank PLC	12/13/16	(5,263)
USD	333,304	RUB	21,700,000	Barclays Bank PLC	12/13/16	(5,387)
USD	52,171	RUB	3,350,000	Barclays Bank PLC	12/13/16	(116)
USD	541,405	RUB	34,900,000	Barclays Bank PLC	12/13/16	(3,310)
USD	789,614	RUB	50,900,000	Barclays Bank PLC	12/13/16	(4,827)
USD	361,664	RUB	24,000,000	Citibank N.A.	12/13/16	(12,925)
USD	149,186	RUB	9,900,000	Citibank N.A.	12/13/16	(5,332)
USD	1,059,232	RUB	70,100,000	Citibank N.A.	12/13/16	(34,880)
USD	52,100	RUB	3,350,000	Citibank N.A.	12/13/16	(187)
USD	560,653	RUB	36,050,000	Citibank N.A.	12/13/16	(2,011)
USD	606,152	RUB	40,200,000	Credit Suisse International	12/13/16	(21,285)
USD	316,647	RUB	21,000,000	Credit Suisse International	12/13/16	(11,119)
USD	296,263	RUB	19,500,000	Goldman Sachs International	12/13/16	(8,091)
USD	310,043	RUB	20,900,000	JPMorgan Chase Bank N.A.	12/13/16	(16,162)
USD	212,799	RUB	13,900,000	JPMorgan Chase Bank N.A.	12/13/16	(4,151)
USD	108,499	RUB	7,200,000	JPMorgan Chase Bank N.A.	12/13/16	(3,878)
USD	209,464	RUB	13,900,000	JPMorgan Chase Bank N.A.	12/13/16	(7,486)
USD	206,450	RUB	13,700,000	JPMorgan Chase Bank N.A.	12/13/16	(7,378)
USD	219,665	RUB	14,300,000	JPMorgan Chase Bank N.A.	12/13/16	(3,527)
USD	483,798	RUB	32,100,000	UBS AG	12/13/16	(17,215)
USD	65,950	SEK	560,175	Bank of America N.A.	12/13/16	337
USD	42,396	SEK	360,112	Bank of America N.A.	12/13/16	217
USD	36,033	SEK	305,588	Bank of America N.A.	12/13/16	239
USD	118,393	SEK	1,004,075	Bank of America N.A.	12/13/16	786
USD	30,885	SEK	261,933	Bank of America N.A.	12/13/16	205
USD	136,627	SEK	1,161,354	Bank of America N.A.	12/13/16	599
USD	30,771	SEK	262,565	Bank of America N.A.	12/13/16	17

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016	65

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	106,795	SEK	907,055	Bank of America N.A.	12/13/16	$552
USD	33,980	SEK	288,608	Bank of America N.A.	12/13/16	176
USD	16,990	SEK	144,402	Bank of America N.A.	12/13/16	76
USD	31,400	SEK	266,989	Bank of America N.A.	12/13/16	127
USD	98,685	SEK	839,109	Bank of America N.A.	12/13/16	400
USD	53,396	SEK	453,836	Bank of America N.A.	12/13/16	238
USD	1,136,803	SEK	9,700,000	Citibank N.A.	12/13/16	647
USD	1,476,672	SEK	12,600,000	Citibank N.A.	12/13/16	841
USD	750,056	SEK	6,400,000	Citibank N.A.	12/13/16	427
USD	174,786	SEK	1,475,000	Citibank N.A.	12/13/16	2,020
USD	262,475	SEK	2,215,000	Citibank N.A.	12/13/16	3,033
USD	38,575	SEK	325,000	Citibank N.A.	12/13/16	508
USD	57,566	SEK	485,000	Citibank N.A.	12/13/16	759
USD	112,296	SEK	945,000	Citibank N.A.	12/13/16	1,609
USD	120,614	SEK	1,015,000	Citibank N.A.	12/13/16	1,728
USD	684,136	SEK	5,800,000	Citibank N.A.	12/13/16	4,785
USD	944,667	SEK	8,000,000	Citibank N.A.	12/13/16	7,631
USD	141,763	SEK	1,200,000	Citibank N.A.	12/13/16	1,207
USD	212,644	SEK	1,800,000	Citibank N.A.	12/13/16	1,811
USD	781,615	SEK	6,700,000	Citibank N.A.	12/13/16	(3,153)
USD	428,263	SEK	3,639,825	Credit Suisse International	12/13/16	1,932
USD	275,312	SEK	2,339,888	Credit Suisse International	12/13/16	1,242
USD	256,408	SEK	2,184,478	Credit Suisse International	12/13/16	541
USD	256,408	SEK	2,184,478	Credit Suisse International	12/13/16	541
USD	214,597	SEK	1,800,000	Credit Suisse International	12/13/16	3,764
USD	190,753	SEK	1,600,000	Credit Suisse International	12/13/16	3,346
USD	208,612	SEK	1,755,000	Credit Suisse International	12/13/16	3,050
USD	224,065	SEK	1,885,000	Credit Suisse International	12/13/16	3,276
USD	94,457	SEK	800,000	Credit Suisse International	12/13/16	754
USD	271,565	SEK	2,300,000	Credit Suisse International	12/13/16	2,167
USD	47,256	SEK	400,000	Credit Suisse International	12/13/16	404
USD	70,884	SEK	600,000	Credit Suisse International	12/13/16	606
USD	389,060	SEK	3,308,651	Credit Suisse International	12/13/16	1,519
USD	645,425	SEK	5,500,000	Deutsche Bank AG	12/13/16	1,213
USD	258,170	SEK	2,200,000	Deutsche Bank AG	12/13/16	485
USD	39,851	SEK	338,067	Deutsche Bank AG	12/13/16	253
USD	46,493	SEK	394,412	Deutsche Bank AG	12/13/16	295
USD	152,761	SEK	1,295,925	Deutsche Bank AG	12/13/16	970
USD	678,715	SEK	5,779,979	Goldman Sachs International	12/13/16	1,709
USD	140,481	SEK	1,200,000	Morgan Stanley & Co. International PLC	12/13/16	(75)
USD	459,913	SEK	3,920,021	Morgan Stanley & Co. International PLC	12/13/16	764
USD	62,884	SEK	537,435	Morgan Stanley & Co. International PLC	12/13/16	(66)
USD	37,062	SEK	315,522	UBS AG	12/13/16	105
USD	37,062	SEK	315,522	UBS AG	12/13/16	105
USD	97,591	SEK	829,995	UBS AG	12/13/16	374
USD	463,092	SGD	630,000	Bank of America N.A.	12/13/16	832
USD	1,020,109	SGD	1,396,682	Bank of America N.A.	12/13/16	(4,701)
USD	362,800	SGD	496,728	Bank of America N.A.	12/13/16	(1,672)
USD	272,747	SGD	370,000	Barclays Bank PLC	12/13/16	1,261
USD	37,178	SGD	49,941	Barclays Bank PLC	12/13/16	534

66	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	242,362	SGD	330,000	Barclays Bank PLC	12/13/16	$226
USD	345,182	SGD	470,000	Barclays Bank PLC	12/13/16	321
USD	388,984	SGD	530,000	BNP Paribas S.A.	12/13/16	98
USD	316,135	SGD	430,000	BNP Paribas S.A.	12/13/16	624
USD	293,511	SGD	400,000	Citibank N.A.	12/13/16	12
USD	286,173	SGD	390,000	Citibank N.A.	12/13/16	12
USD	205,458	SGD	280,000	Citibank N.A.	12/13/16	9
USD	524,456	SGD	714,431	Citibank N.A.	12/13/16	245
USD	691,048	SGD	941,368	Citibank N.A.	12/13/16	323
USD	1,081,721	SGD	1,470,000	Citibank N.A.	12/13/16	3,114
USD	502,529	SGD	680,877	Citibank N.A.	12/13/16	2,939
USD	428,628	SGD	580,748	Citibank N.A.	12/13/16	2,506
USD	240,284	SGD	326,939	Citibank N.A.	12/13/16	394
USD	7,433	SGD	9,999	Credit Suisse International	12/13/16	96
USD	99,467	SGD	135,569	Credit Suisse International	12/13/16	(6)
USD	131,063	SGD	178,632	Credit Suisse International	12/13/16	(7)
USD	213,615	SGD	289,252	Credit Suisse International	12/13/16	1,378
USD	250,446	SGD	339,123	Credit Suisse International	12/13/16	1,615
USD	286,518	SGD	390,000	Credit Suisse International	12/13/16	357
USD	14,868	SGD	20,025	Deutsche Bank AG	12/13/16	174
USD	37,179	SGD	50,002	Deutsche Bank AG	12/13/16	490
USD	258,578	SGD	353,272	Deutsche Bank AG	12/13/16	(634)
USD	727,061	SGD	993,318	Deutsche Bank AG	12/13/16	(1,782)
USD	118,260	SGD	161,463	Deutsche Bank AG	12/13/16	(213)
USD	198,508	SGD	271,027	Deutsche Bank AG	12/13/16	(357)
USD	442,398	SGD	600,386	Deutsche Bank AG	12/13/16	1,867
USD	29,310	SGD	40,000	Deutsche Bank AG	12/13/16	(40)
USD	1,721,969	SGD	2,350,000	Deutsche Bank AG	12/13/16	(2,335)
USD	29,744	SGD	39,986	Goldman Sachs International	12/13/16	404
USD	145,856	SGD	198,973	Goldman Sachs International	12/13/16	(140)
USD	86,893	SGD	118,537	Goldman Sachs International	12/13/16	(83)
USD	552,793	SGD	751,284	Goldman Sachs International	12/13/16	1,541
USD	1,242,576	SGD	1,687,791	Goldman Sachs International	12/13/16	4,166
USD	240,273	SGD	327,061	Goldman Sachs International	12/13/16	293
USD	212,604	SGD	290,000	Goldman Sachs International	12/13/16	(183)
USD	4,737,025	SGD	6,460,000	HSBC Bank USA N.A.	12/13/16	(2,974)
USD	3,057,801	SGD	4,170,000	HSBC Bank USA N.A.	12/13/16	(1,920)
USD	652,612	SGD	890,000	JPMorgan Chase Bank N.A.	12/13/16	(422)
USD	530,191	SGD	720,000	JPMorgan Chase Bank N.A.	12/13/16	1,894
USD	29,751	SGD	40,047	UBS AG	12/13/16	367
USD	278,305	SGD	380,000	UBS AG	12/13/16	(519)
USD	212,390	SGD	290,000	UBS AG	12/13/16	(396)
USD	221,134	SGD	300,538	UBS AG	12/13/16	616
USD	33,796	SGD	46,000	UBS AG	12/13/16	44
USD	28,868	THB	1,000,000	Bank of America N.A.	12/13/16	36
USD	421,478	THB	14,600,000	Bank of America N.A.	12/13/16	528
USD	522,884	THB	18,165,000	Barclays Bank PLC	12/13/16	(853)
USD	556,563	THB	19,335,000	Barclays Bank PLC	12/13/16	(908)
USD	73,834	THB	2,565,000	Barclays Bank PLC	12/13/16	(120)
USD	425,418	THB	14,745,000	Barclays Bank PLC	12/13/16	287
USD	371,610	THB	12,880,000	Barclays Bank PLC	12/13/16	251
USD	108,482	THB	3,760,000	Barclays Bank PLC	12/13/16	73
USD	281,617	THB	9,820,000	Barclays Bank PLC	12/13/16	(1,515)

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016	67

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	672,068	THB	23,435,000	Barclays Bank PLC	12/13/16	$(3,616)
USD	389,620	THB	13,625,000	Barclays Bank PLC	12/13/16	(3,219)
USD	24,277	THB	840,000	Barclays Bank PLC	12/13/16	58
USD	744,052	THB	25,800,000	BNP Paribas S.A.	12/13/16	181
USD	10,638	THB	370,000	Citibank N.A.	12/13/16	(30)
USD	123,059	THB	4,280,000	Citibank N.A.	12/13/16	(343)
USD	642,323	THB	22,340,000	Citibank N.A.	12/13/16	(1,789)
USD	303,057	THB	10,510,000	Citibank N.A.	12/13/16	30
USD	88,524	THB	3,070,000	Citibank N.A.	12/13/16	9
USD	346,886	THB	12,030,000	Citibank N.A.	12/13/16	34
USD	501,387	THB	17,455,784	Citibank N.A.	12/13/16	(1,902)
USD	237,256	THB	8,260,077	Citibank N.A.	12/13/16	(900)
USD	29,482	THB	1,026,400	Citibank N.A.	12/13/16	(112)
USD	1,166,191	THB	40,875,000	Citibank N.A.	12/13/16	(12,326)
USD	4,250	THB	147,830	Credit Suisse International	12/13/16	(12)
USD	72,278	THB	2,514,111	Credit Suisse International	12/13/16	(210)
USD	34,202	THB	1,189,677	Credit Suisse International	12/13/16	(99)
USD	550,750	THB	19,100,000	Credit Suisse International	12/13/16	54
USD	523,480	THB	18,170,000	Deutsche Bank AG	12/13/16	(401)
USD	556,900	THB	19,330,000	Deutsche Bank AG	12/13/16	(427)
USD	74,042	THB	2,570,000	Deutsche Bank AG	12/13/16	(57)
USD	104,077	THB	3,630,000	Deutsche Bank AG	12/13/16	(584)
USD	248,437	THB	8,665,000	Deutsche Bank AG	12/13/16	(1,394)
USD	555,603	THB	19,335,000	Goldman Sachs International	12/13/16	(1,868)
USD	521,983	THB	18,165,000	Goldman Sachs International	12/13/16	(1,755)
USD	73,707	THB	2,565,000	Goldman Sachs International	12/13/16	(248)
USD	623,616	THB	21,680,000	Goldman Sachs International	12/13/16	(1,467)
USD	119,661	THB	4,160,000	Goldman Sachs International	12/13/16	(281)
USD	10,499	THB	365,000	Goldman Sachs International	12/13/16	(25)
USD	340,184	THB	11,835,000	Goldman Sachs International	12/13/16	(1,045)
USD	42,110	THB	1,465,000	Goldman Sachs International	12/13/16	(129)
USD	718,597	THB	25,000,000	Goldman Sachs International	12/13/16	(2,208)
USD	623,705	THB	21,680,000	HSBC Bank USA N.A.	12/13/16	(1,377)
USD	119,678	THB	4,160,000	HSBC Bank USA N.A.	12/13/16	(264)
USD	10,501	THB	365,000	HSBC Bank USA N.A.	12/13/16	(23)
USD	346,742	THB	12,025,000	HSBC Bank USA N.A.	12/13/16	34
USD	88,524	THB	3,070,000	HSBC Bank USA N.A.	12/13/16	9
USD	303,057	THB	10,510,000	HSBC Bank USA N.A.	12/13/16	30
USD	920,034	THB	32,100,000	HSBC Bank USA N.A.	12/13/16	(5,480)
USD	385,497	THB	13,450,000	HSBC Bank USA N.A.	12/13/16	(2,296)
USD	89,376	THB	3,100,000	JPMorgan Chase Bank N.A.	12/13/16	(4)
USD	2,472,234	THB	85,700,000	Morgan Stanley & Co. International PLC	12/13/16	1,313
USD	42,146	THB	1,465,000	Morgan Stanley & Co. International PLC	12/13/16	(93)
USD	340,478	THB	11,835,000	Morgan Stanley & Co. International PLC	12/13/16	(752)
USD	719,217	THB	25,000,000	Morgan Stanley & Co. International PLC	12/13/16	(1,588)
USD	59,572	THB	2,060,000	Morgan Stanley & Co. International PLC	12/13/16	178
USD	68,394	THB	2,380,246	UBS AG	12/13/16	(234)
USD	144,535	THB	5,030,105	UBS AG	12/13/16	(494)

68	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,499	THB	295,770	UBS AG	12/13/16	$(29)
USD	158,081	TRY	477,902	Bank of America N.A.	12/13/16	1,045
USD	18,161	TRY	54,919	Bank of America N.A.	12/13/16	115
USD	21,437	TRY	64,823	Bank of America N.A.	12/13/16	136
USD	97,623	TRY	292,527	Barclays Bank PLC	12/13/16	1,501
USD	25,427	TRY	76,193	Barclays Bank PLC	12/13/16	391
USD	325,964	TRY	980,803	Barclays Bank PLC	12/13/16	3,678
USD	217,546	TRY	653,535	Barclays Bank PLC	12/13/16	2,799
USD	407,655	TRY	1,224,642	Barclays Bank PLC	12/13/16	5,246
USD	181,617	TRY	549,215	Barclays Bank PLC	12/13/16	1,149
USD	214,367	TRY	648,253	Barclays Bank PLC	12/13/16	1,356
USD	306,323	TRY	928,118	Barclays Bank PLC	12/13/16	1,350
USD	64,560	TRY	196,080	Barclays Bank PLC	12/13/16	129
USD	245,879	TRY	747,072	Barclays Bank PLC	12/13/16	397
USD	210,055	TRY	636,403	Barclays Bank PLC	12/13/16	937
USD	170,927	TRY	517,857	Barclays Bank PLC	12/13/16	763
USD	92,461	TRY	280,000	Barclays Bank PLC	12/13/16	455
USD	260,872	TRY	790,000	Barclays Bank PLC	12/13/16	1,284
USD	88,377	TRY	266,682	Barclays Bank PLC	12/13/16	747
USD	132,566	TRY	400,023	Barclays Bank PLC	12/13/16	1,121
USD	141,423	TRY	430,000	Barclays Bank PLC	12/13/16	128
USD	512,533	TRY	1,550,406	Barclays Bank PLC	12/13/16	3,080
USD	69,998	TRY	212,598	BNP Paribas S.A.	12/13/16	140
USD	115,394	TRY	345,878	Citibank N.A.	12/13/16	1,741
USD	30,056	TRY	90,089	Citibank N.A.	12/13/16	454
USD	166,501	TRY	499,317	Citibank N.A.	12/13/16	2,429
USD	88,854	TRY	266,463	Citibank N.A.	12/13/16	1,296
USD	1,940	TRY	5,866	Citibank N.A.	12/13/16	12
USD	2,290	TRY	6,924	Citibank N.A.	12/13/16	14
USD	34,998	TRY	106,263	Citibank N.A.	12/13/16	81
USD	126,613	TRY	383,597	Citibank N.A.	12/13/16	565
USD	103,028	TRY	312,143	Citibank N.A.	12/13/16	460
USD	207,455	TRY	620,000	Citibank N.A.	12/13/16	3,727
USD	378,103	TRY	1,130,000	Citibank N.A.	12/13/16	6,793
USD	132,713	TRY	397,727	Citibank N.A.	12/13/16	2,022
USD	434,332	TRY	1,301,653	Citibank N.A.	12/13/16	6,618
USD	166,278	TRY	498,347	Citibank N.A.	12/13/16	2,524
USD	50,807	TRY	152,273	Citibank N.A.	12/13/16	771
USD	373,979	TRY	1,129,977	Citibank N.A.	12/13/16	2,677
USD	249,319	TRY	753,318	Citibank N.A.	12/13/16	1,784
USD	218,312	TRY	660,000	Citibank N.A.	12/13/16	1,441
USD	317,545	TRY	960,000	Citibank N.A.	12/13/16	2,095
USD	407,990	TRY	1,231,856	Citibank N.A.	12/13/16	3,211
USD	588,617	TRY	1,779,594	Citibank N.A.	12/13/16	3,855
USD	131,205	TRY	393,718	Credit Suisse International	12/13/16	1,832
USD	503,734	TRY	1,511,596	Credit Suisse International	12/13/16	7,034
USD	271,048	TRY	810,000	Credit Suisse International	12/13/16	4,888
USD	157,275	TRY	470,000	Credit Suisse International	12/13/16	2,836
USD	63,334	TRY	190,003	Credit Suisse International	12/13/16	901
USD	118,681	TRY	356,041	Credit Suisse International	12/13/16	1,688
USD	264,130	TRY	798,148	Deutsche Bank AG	12/13/16	1,864
USD	1,194,138	TRY	3,610,000	Deutsche Bank AG	12/13/16	7,918
USD	4,875,790	TRY	14,740,000	Deutsche Bank AG	12/13/16	32,328

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016	69

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	420,099	TRY	1,270,000	Deutsche Bank AG	12/13/16	$2,785
USD	208,070	TRY	630,000	Deutsche Bank AG	12/13/16	1,057
USD	472,286	TRY	1,430,000	Deutsche Bank AG	12/13/16	2,398
USD	296,995	TRY	898,144	Goldman Sachs International	12/13/16	1,872
USD	1,340,607	TRY	4,040,000	HSBC Bank USA N.A.	12/13/16	13,091
USD	618,704	TRY	1,872,098	JPMorgan Chase Bank N.A.	12/13/16	3,545
USD	451,780	TRY	1,359,197	JPMorgan Chase Bank N.A.	12/13/16	5,157
USD	262,998	TRY	800,000	JPMorgan Chase Bank N.A.	12/13/16	123
USD	139,990	TRY	425,060	JPMorgan Chase Bank N.A.	12/13/16	319
USD	217,903	TRY	660,000	JPMorgan Chase Bank N.A.	12/13/16	1,031
USD	695,627	TRY	2,120,000	JPMorgan Chase Bank N.A.	12/13/16	(990)
USD	1,371,240	TRY	4,160,000	Morgan Stanley & Co. International PLC	12/13/16	4,293
USD	99,882	TRY	301,852	UBS AG	12/13/16	695
USD	322,104	TRY	980,000	UBS AG	12/13/16	82
USD	103,105	TRY	311,882	UBS AG	12/13/16	623
USD	66,800	TRY	202,928	UBS AG	12/13/16	119
USD	207,173	TRY	630,000	UBS AG	12/13/16	160
USD	990,193	TWD	31,300,000	Bank of America N.A.	12/13/16	(10,269)
USD	1,187,039	TWD	37,000,000	Bank of America N.A.	12/13/16	4,384
USD	250,120	TWD	7,800,000	Barclays Bank PLC	12/13/16	804
USD	644,855	TWD	20,400,000	Citibank N.A.	12/13/16	(7,203)
USD	2,781,729	TWD	88,000,000	Citibank N.A.	12/13/16	(31,073)
USD	304,976	TWD	9,500,000	Citibank N.A.	12/13/16	1,321
USD	136,614	TWD	4,232,280	Citibank N.A.	12/13/16	1,335
USD	458,186	TWD	14,300,000	Citibank N.A.	12/13/16	1,106
USD	1,102,564	TWD	34,400,000	Credit Suisse International	12/13/16	3,014
USD	83,427	TWD	2,600,000	Deutsche Bank AG	12/13/16	321
USD	357,942	TWD	11,200,000	Goldman Sachs International	12/13/16	(51)
USD	185,363	TWD	5,800,000	Goldman Sachs International	12/13/16	(26)
USD	351,045	TWD	11,000,000	Goldman Sachs International	12/13/16	(555)
USD	75,765	TWD	2,389,034	HSBC Bank USA N.A.	12/13/16	(597)
USD	26,020	TWD	820,476	HSBC Bank USA N.A.	12/13/16	(205)
USD	212,014	TWD	6,567,720	HSBC Bank USA N.A.	12/13/16	2,086
USD	278,931	TWD	8,800,000	HSBC Bank USA N.A.	12/13/16	(2,349)
USD	189,679	TWD	5,979,524	UBS AG	12/13/16	(1,448)
USD	552,301	TWD	17,410,966	UBS AG	12/13/16	(4,217)
USD	199,052	TWD	6,300,000	UBS AG	12/13/16	(2,319)
USD	140,139	ZAR	2,000,000	Bank of America N.A.	12/13/16	(3,353)
USD	260,354	ZAR	3,600,000	Citibank N.A.	12/13/16	2,069
USD	345,305	ZAR	4,800,000	Citibank N.A.	12/13/16	925
USD	160,622	ZAR	2,400,000	Deutsche Bank AG	12/13/16	(11,568)
USD	105,381	ZAR	1,500,000	HSBC Bank USA N.A.	12/13/16	(2,238)
USD	340,670	ZAR	5,100,000	Morgan Stanley & Co. International PLC	12/13/16	(25,235)
ZAR	1,355,414	USD	95,830	Bank of America N.A.	12/13/16	1,415
ZAR	1,687,687	USD	119,135	Citibank N.A.	12/13/16	1,950
ZAR	2,800,000	USD	189,373	Citibank N.A.	12/13/16	11,516
ZAR	2,100,000	USD	144,003	Deutsche Bank AG	12/13/16	6,663
ZAR	1,356,900	USD	95,798	UBS AG	12/13/16	1,554
ZAR	2,100,000	USD	143,757	UBS AG	12/13/16	6,910
CAD	2,500,000	USD	1,899,025	Barclays Bank PLC	12/20/16	4,287
USD	1,568,753	AUD	2,100,000	Barclays Bank PLC	12/20/16	(35,519)

70	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (concluded)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	159,349	CAD	210,000	Barclays Bank PLC	12/20/16	$(529)
USD	68,108	CAD	90,000	Citibank N.A.	12/20/16	(411)
USD	46,036	CAD	60,000	Goldman Sachs International	12/20/16	356
USD	107,357	CAD	140,000	Morgan Stanley & Co. International PLC	12/20/16	772
USD	91,136	GBP	70,000	Bank of America N.A.	12/20/16	59
USD	78,132	GBP	60,000	Goldman Sachs International	12/20/16	66
USD	64,974	GBP	50,000	Morgan Stanley & Co. International PLC	12/20/16	(81)
Total						$(743,343)

Centrally Cleared Credit Default Swaps — Buy Protection
Issuer/Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Depreciation
Markit CDX North America High Yield Index, Series 27, Version 1	5.00%	12/20/21	USD	43,924	$(422,482)
Markit iTraxx XO, Series 26, Version 1	5.00%	12/20/21	EUR	22,371	(108,902)
Total					$(531,384)

OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Appreciation
Markit CMBX North America AM Index, Series 3	0.08%	Goldman Sachs International	12/13/49	AA+	USD	4,401	$(8,328)	$(45,253)	$36,925
[1] Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

Portfolio Abbreviations

ABS	Asset-Backed Security
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
GO	General Obligation Bonds
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016	71

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Portfolio Abbreviations (concluded)

MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
OTC	Over-the-Counter
PHP	Philippine Peso
PLN	Polish Zloty
RB	Revenue Bonds
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
STRIPS	Separate Trading of Registered Interest and Principal Securities
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

72	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$90,449,557	—	$90,449,557
Corporate Bonds	—	354,687,259	—	354,687,259
Foreign Agency Obligations	—	10,736,599	—	10,736,599
Investment Companies	$938	—	—	938
Municipal Bonds	—	6,547,339	—	6,547,339
Non-Agency Mortgage-Backed Securities	—	111,169,903	—	111,169,903
Preferred Securities	—	386,120	—	386,120
U.S. Government Sponsored Agency Securities	—	405,288,526	—	405,288,526
Short-Term Securities	16,121,903	—	—	16,121,903
Liabilities:
Investments:
TBA Sale Commitments	—	(106,954,020)	—	(106,954,020)

Total	$16,122,841	$872,311,283		$888,434,124

Derivative Financial Instruments [1]
Assets:
Credit contracts	—	$36,925	—	$36,925
Interest rate contracts	$557,935	—	—	557,935
Foreign currency exchange contracts	—	4,180,398	—	4,180,398
Liabilities:
Credit contracts	—	(531,384)	—	(531,384)
Foreign currency exchange contracts	—	(4,923,741)	—	(4,923,741)
Interest rate contracts	(1,114,952)	—	—	(1,114,952)

Total	$(557,017)	$(1,237,802)	—	$(1,794,819)

[1]    Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016	73

Schedule of Investments (concluded)	CoreAlpha Bond Master Portfolio

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$7,652,387	—	—	$7,652,387
Cash pledged:
Central cleared swaps	2,377,000	—	—	2,377,000
Collateral — OTC derivatives	530,000	—	—	530,000
Futures contracts	4,812,000	—	—	4,812,000
Liabilities:
Bank overdraft	—	$(6,544,676)	—	(6,544,676)
Cash received as collateral for TBA commitments	—	(60,000)	—	(60,000)

Total	$15,371,387	$(6,604,676)	—	$8,766,711

During the period ended September 30, 2016, there were no transfers between levels.

74	COREALPHA BOND MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments September 30, 2016 (Unaudited)	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 7.4%
Amcor Ltd.	39,391	$458,799
Aristocrat Leisure Ltd.	90,842	1,105,267
Australia & New Zealand Banking Group Ltd.	59,357	1,264,395
Bank of Queensland Ltd.	15,757	138,007
BHP Billiton Ltd.	113,152	1,960,073
Caltex Australia Ltd.	42,955	1,135,676
CIMIC Group Ltd.	26,851	594,682
Commonwealth Bank of Australia (a)	26,558	1,480,959
CSL Ltd.	14,543	1,195,878
CSR Ltd.	65,522	182,682
Downer EDI Ltd.	8,907	37,057
Fortescue Metals Group Ltd.	89,734	343,463
JB Hi-Fi Ltd.	2,083	46,362
Macquarie Group Ltd.	7,085	448,087
Mirvac Group	339,942	586,058
National Australia Bank Ltd. (a)	46,362	996,596
Newcrest Mining Ltd.	8,551	144,342
Northern Star Resources Ltd.	55,796	197,722
Oil Search Ltd.	16,265	89,580
Orora Ltd.	2,445	5,930
OZ Minerals Ltd.	38,975	182,256
Qantas Airways Ltd.	486,059	1,167,422
QBE Insurance Group Ltd.	23,323	166,888
Regis Resources Ltd.	14,069	41,259
Rio Tinto Ltd. (a)	31,004	1,233,354
South32 Ltd.	80,527	150,039
St Barbara Ltd. (b)	29,133	70,662
Stockland	167,265	612,595
Suncorp Group Ltd.	117,981	1,100,690
Sydney Airport (c)	389,755	2,089,113
Wesfarmers Ltd.	5,755	195,101
Westpac Banking Corp.	62,851	1,429,996
Woolworths Ltd.	29,940	536,038
WorleyParsons Ltd. (b)	4,982	32,325

		21,419,353
Austria — 0.7%
Andritz AG	1,972	107,310
Erste Group Bank AG (b)	34,007	1,007,005
IMMOFINANZ AG (b)	21,288	49,993
OMV AG	15,234	438,618
Raiffeisen Bank International AG (a)(b)	2,380	36,226
Vienna Insurance Group AG	1,137	23,081
Voestalpine AG	5,248	181,428
Wienerberger AG	9,874	167,643

		2,011,304
Belgium — 1.3%
Ageas	14,808	541,430
Anheuser-Busch InBev SA	9,150	1,203,296

Common Stocks	Shares	Value
Belgium (continued)
bpost SA	41,735	$1,131,741
Groupe Bruxelles Lambert SA	1,528	135,629
KBC Group NV (b)	1,461	85,287
NV Bekaert SA	913	41,794
Proximus	11,802	353,068
Telenet Group Holding NV (a)(b)	2,490	130,073
UCB SA	1,769	136,931

		3,759,249
Denmark — 0.5%
DONG Energy A/S (b)(d)	1,399	58,190
GN Store Nord A/S	18,877	407,069
NKT Holding A/S (a)	515	33,238
Novo Nordisk A/S, Class B	23,927	997,246

		1,495,743
Finland — 1.8%
Cargotec OYJ	6,075	278,801
Huhtamaki OYJ	479	22,311
Kone OYJ, Class B	52,224	2,651,254
Metso OYJ	17,130	499,895
Outokumpu OYJ (a)(b)	12,871	88,367
Stora Enso OYJ, Class R	26,149	232,288
UPM-Kymmene OYJ	63,613	1,343,160

		5,116,076
France — 9.6%
Air France-KLM (b)	16,642	89,554
ArcelorMittal (b)	17,331	105,691
AtoS SE	2,951	317,700
AXA SA	107,695	2,289,827
BNP Paribas SA	32,489	1,671,024
Bouygues SA	2,373	78,696
Carrefour SA	2,136	55,383
Christian Dior SA	640	114,782
Cie Generale des Etablissements Michelin	17,498	1,937,640
CNP Assurances	9,499	159,592
Compagnie de Saint-Gobain	33,351	1,443,096
Credit Agricole SA	37,530	370,192
Danone SA	2,796	207,611
Electricite de France SA (a)	45,380	552,374
Engie SA	61,326	950,841
Faurecia	5,554	217,954
Hermes International	25	10,178
ICADE	683	53,293
Ipsen SA	374	26,275
Lagardere SCA	13,365	340,357
LVMH Moet Hennessy Louis Vuitton SE	7,569	1,290,596
Orange SA	55,998	877,351
Peugeot SA (b)	136,772	2,088,614
Plastic Omnium SA	2,535	84,123

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	International Tilts Master Portfolio

Common Stocks	Shares	Value
France (continued)
Renault SA	4,598	$378,274
Safran SA	18,653	1,341,562
Sanofi	35,898	2,733,665
SCOR SE	10,848	337,351
Societe Generale SA	18,192	629,338
Technicolor SA, Registered Shares	12,937	88,375
Technip SA	6,170	379,296
Thales SA	23,298	2,145,300
TOTAL SA	39,263	1,867,370
Unibail-Rodamco SE	95	25,615
Valeo SA	35,684	2,082,830
Vallourec SA (a)(b)	37,524	168,384
Wendel SA	1,108	129,302

		27,639,406
Germany — 7.2%
adidas AG	215	37,394
Allianz SE, Registered Shares	7,057	1,048,741
BASF SE	7,357	629,945
Bayer AG, Registered Shares	28,333	2,845,489
Beiersdorf AG	820	77,402
Continental AG (a)	5,005	1,054,559
Covestro AG (d)	615	36,395
Daimler AG, Registered Shares (a)	3,863	272,448
Deutsche Bank AG, Registered Shares (b)	16,289	212,298
Deutsche Post AG, Registered Shares	10,494	328,551
Deutsche Telekom AG, Registered Shares	53,129	892,594
E.ON SE	25,240	179,393
Evonik Industries AG	40,171	1,359,962
Fresenius SE & Co. KGaA	1,000	79,882
Henkel AG & Co. KGaA	508	59,250
Hochtief AG	17,872	2,522,182
KION Group AG	3,073	199,110
Kloeckner & Co. SE (b)	34,276	417,702
Lanxess AG	6,563	408,528
Leoni AG	571	20,788
Linde AG	1,212	205,944
Metro AG	4,201	125,046
Muenchener Rueckversicherungs AG, Registered Shares	932	174,066
OSRAM Licht AG	9,506	558,443
Porsche Automobil Holding SE, Preference Shares	3,608	184,559
Rhoen Klinikum AG	3,875	117,842
SAP SE	23,486	2,147,849
Siemens AG, Registered Shares	32,244	3,780,938
Software AG	2,132	90,358
Stada Arzneimittel AG	536	29,822
Talanx AG (b)	3,508	107,047
TUI AG	21,468	305,058

Common Stocks	Shares	Value
Germany (continued)
Uniper SE (b)	7,302	$89,450
Volkswagen AG (a)	770	111,498

		20,710,533
Hong Kong — 3.1%
AIA Group Ltd.	179,600	1,207,764
BOC Hong Kong Holdings Ltd.	115,000	391,276
Cheung Kong Property Holdings Ltd.	17,684	130,081
CLP Holdings Ltd.	273,000	2,827,476
Hang Lung Properties Ltd.	68,000	154,247
Henderson Land Development Co. Ltd.	28,490	169,993
HKT Trust & HKT Ltd. (c)	82,000	115,445
Hong Kong Exchanges & Clearing Ltd.	27,900	738,383
Kerry Properties Ltd.	92,000	302,245
Li & Fung Ltd. (a)	280,000	144,275
New World Development Co. Ltd.	150,000	196,694
Sands China Ltd.	50,400	220,910
Sino Land Co. Ltd.	22,000	39,211
SJM Holdings Ltd.	172,000	127,464
Sun Hung Kai Properties Ltd.	89,000	1,353,045
Swire Properties Ltd.	56,800	167,058
WH Group Ltd. (d)	199,500	161,244
Wharf Holdings Ltd. (a)	7,000	51,356
Wheelock & Co. Ltd.	74,000	439,543

		8,937,710
Ireland — 1.0%
DCC PLC	17,151	1,558,281
Experian PLC	2,169	43,332
Glanbia PLC	1,109	21,334
Shire PLC	18,149	1,173,571

		2,796,518
Isle of Man — 0.0%
Playtech PLC	2,779	32,797
Israel — 0.2%
Azrieli Group Ltd.	345	15,116
Bank Hapoalim BM	34,175	194,051
Teva Pharmaceutical Industries Ltd.	8,912	413,649

		622,816
Italy — 2.2%
A2A SpA	50,137	70,812
Assicurazioni Generali SpA	80,339	980,452
Enel SpA	288,191	1,284,386
Eni SpA	33,667	485,151
Ferrari NV	7,821	406,421
Intesa Sanpaolo SpA	130,115	287,213
Mediaset SpA	148,014	464,694

2	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	International Tilts Master Portfolio

Common Stocks	Shares	Value
Italy (continued)
Mediobanca SpA (a)	174,575	$1,136,198
Moncler SpA	22,868	390,376
Parmalat SpA	27,652	73,246
Recordati SpA	6,767	217,489
Saipem SpA (a)(b)	66,150	28,026
Saras SpA	5,281	8,403
UniCredit SpA	177,785	414,401

		6,247,268
Japan — 22.9%
Adastria Holdings Co. Ltd.	600	13,785
Advance Residence Investment Corp.	10	28,296
Ajinomoto Co., Inc.	34,700	773,686
Alps Electric Co. Ltd.	5,100	123,103
Asahi Group Holdings Ltd.	58,200	2,120,066
Asahi Kasei Corp.	69,000	549,872
Astellas Pharma, Inc.	190,300	2,972,307
Casio Computer Co. Ltd. (a)	4,100	57,404
Central Japan Railway Co.	4,300	736,181
Chiba Bank Ltd. (a)	46,000	261,243
Chiyoda Corp.	4,000	32,936
Chubu Electric Power Co., Inc.	38,200	555,828
Coca-Cola West Co. Ltd.	1,100	30,787
COMSYS Holdings Corp.	27,700	492,181
Dai-ichi Life Insurance Co. Ltd.	44,200	606,402
Daicel Corp.	42,700	539,603
Daiichi Sankyo Co. Ltd.	32,600	783,326
Daikin Industries Ltd.	600	55,989
Dainippon Screen Manufacturing Co. Ltd.	1,000	64,468
Daito Trust Construction Co. Ltd.	8,700	1,391,474
Daiwa House Industry Co. Ltd.	12,400	340,314
Denso Corp.	2,900	115,723
DIC Corp.	600	18,574
Dowa Holdings Co. Ltd.	26,000	182,278
East Japan Railway Co.	14,300	1,290,775
FANUC Corp.	2,300	388,505
Fast Retailing Co. Ltd.	100	32,202
Fuji Electric Co. Ltd.	20,000	91,916
Fuji Heavy Industries Ltd.	21,500	806,669
Fuji Media Holdings, Inc.	3,700	50,265
FUJIFILM Holdings Corp.	12,000	444,515
Fujitsu General Ltd.	52,000	1,126,641
Fujitsu Ltd.	68,000	365,950
Fukuoka Financial Group, Inc.	30,000	124,690
Glory Ltd.	900	29,677
Gree, Inc.	5,000	28,110
GungHo Online Entertainment, Inc. (a)	10,600	26,046
Hankyu Hanshin Holdings, Inc.	8,000	275,831
Haseko Corp.	81,300	782,003
Hitachi Capital Corp. (a)	1,500	31,893

Common Stocks	Shares	Value
Japan (continued)
Hitachi Ltd.	192,000	$899,824
Hokuhoku Financial Group, Inc.	1,800	23,981
Honda Motor Co. Ltd.	4,100	118,327
Hoya Corp. (a)	60,600	2,437,805
Hulic Co. Ltd.	5,800	59,260
Idemitsu Kosan Co. Ltd.	3,300	68,324
Iida Group Holdings Co. Ltd.	10,800	217,325
IT Holdings Corp.	1,000	25,958
ITOCHU Corp.	24,300	305,926
Japan Aviation Electronics Industry Ltd.	3,000	47,074
Japan Exchange Group, Inc.	5,800	90,689
Japan Petroleum Exploration Co.	12,300	272,367
Japan Post Bank Co. Ltd. (a)	15,200	180,619
Japan Tobacco, Inc.	31,100	1,273,085
JX Holdings, Inc.	103,200	417,708
K’s Holdings Corp.	4,500	74,379
Kaken Pharmaceutical Co. Ltd.	2,100	129,068
Kansai Electric Power Co., Inc. (b)	10,500	95,523
Kao Corp.	27,500	1,554,796
KDDI Corp.	12,100	374,882
Kewpie Corp.	1,300	40,248
Kikkoman Corp.	10,000	320,268
Kinden Corp.	6,600	76,088
Konami Corp.	2,300	88,873
Kyushu Electric Power Co. Inc. (a)	3,700	34,729
Lintec Corp. (a)	13,900	278,351
Lion Corp.	1,000	16,203
Matsumotokiyoshi Holdings Co. Ltd.	1,600	82,673
Mazda Motor Corp.	19,600	300,699
Miraca Holdings, Inc.	800	39,891
Mitsubishi Chemical Holdings Corp.	64,500	404,376
Mitsubishi Corp.	35,000	797,862
Mitsubishi Electric Corp.	41,000	525,485
Mitsubishi Estate Co. Ltd.	32,000	600,530
Mitsubishi Gas Chemical Co., Inc.	8,000	114,537
Mitsubishi Motors Corp.	3,600	16,817
Mitsubishi Tanabe Pharma Corp. (a)	2,900	62,113
Mitsubishi UFJ Financial Group, Inc.	117,500	595,265
Mitsui Chemicals, Inc.	15,000	71,351
Mitsui Fudosan Co. Ltd.	1,000	21,274
Mixi, Inc.	1,000	36,231
Mizuho Financial Group, Inc. (a)	993,900	1,675,157
MS&AD Insurance Group Holdings, Inc.	6,500	181,163
Murata Manufacturing Co. Ltd.	6,300	822,358
Nexon Co. Ltd. (a)	19,600	307,888
NGK Spark Plug Co. Ltd. (a)	1,700	30,040
NH Foods Ltd.	43,000	1,038,768

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	International Tilts Master Portfolio

Common Stocks	Shares	Value
Japan (continued)
Nichirei Corp. (a)	2,000	$44,919
Nidec Corp.	900	83,190
Nikon Corp.	4,100	61,230
Nintendo Co. Ltd.	2,600	696,156
Nippon Shokubai Co. Ltd.	4,900	306,120
Nippon Steel & Sumitomo Metal Corp.	4,100	84,134
Nippon Telegraph & Telephone Corp.	43,000	1,966,646
Nippon Television Holdings, Inc.	3,500	59,417
Nippon Yusen KK	36,000	67,404
Nipro Corp.	1,900	24,164
Nishimatsu Construction Co. Ltd.	5,000	23,288
Nissan Chemical Industries Ltd. (a)	11,900	361,773
Nissan Motor Co. Ltd.	149,700	1,468,388
Nissin Foods Holdings Co. Ltd.	1,600	97,247
Nomura Holdings, Inc.	23,900	107,109
Nomura Real Estate Holdings, Inc.	32,600	551,049
NSK Ltd.	2,900	29,733
NTT DoCoMo, Inc.	92,900	2,359,939
Obic Co. Ltd.	11,400	607,037
Oki Electric Industry Co. Ltd.	16,600	223,549
OKUMA Corp. (a)	7,000	53,686
Omron Corp.	7,700	277,161
ORIX Corp.	43,200	637,314
Osaka Gas Co. Ltd.	50,000	209,711
Otsuka Holdings Co. Ltd.	3,200	145,864
Panasonic Corp.	59,700	597,093
Penta-Ocean Construction Co. Ltd.	2,100	11,979
Pigeon Corp.	2,700	81,781
Resona Holdings, Inc.	225,200	947,101
Rohm Co. Ltd.	800	42,168
Sankyo Co. Ltd.	1,800	61,496
Sapporo Holdings Ltd.	1,200	33,266
Secom Co. Ltd.	200	14,935
Seino Holdings Co Ltd.	2,400	25,240
Senshu Ikeda Holdings, Inc.	21,500	94,664
Seven & i Holdings Co. Ltd.	4,800	226,921
Seven Bank Ltd. (a)	44,300	141,888
Shin-Etsu Chemical Co. Ltd.	13,000	907,046
Shionogi & Co. Ltd. (a)	20,300	1,040,040
Skylark Co. Ltd.	7,800	105,117
Softbank Group Corp.	4,000	259,234
Sompo Japan Nipponkoa Holdings, Inc.	1,200	35,565
Start Today Co. Ltd.	7,600	130,771
Sumitomo Chemical Co. Ltd.	19,000	84,425
Sumitomo Corp. (a)	6,100	68,287
Sumitomo Electric Industries Ltd.	19,600	277,079
Sumitomo Forestry Co. Ltd.	4,200	56,211
Sumitomo Mitsui Financial Group, Inc.	25,000	844,490

Common Stocks	Shares	Value
Japan (continued)
Sumitomo Mitsui Trust Holdings, Inc.	51,900	$1,695,656
Sumitomo Realty & Development Co. Ltd.	4,000	103,683
Sundrug Co. Ltd.	700	58,758
T&D Holdings, Inc.	3,200	36,100
Tadano Ltd. (a)	77,000	757,886
Taiyo Yuden Co Ltd. (a)	17,000	168,123
Tohoku Electric Power Co., Inc.	5,100	66,509
Tokai Rika Co. Ltd.	4,600	90,069
Tokio Marine Holdings, Inc.	59,200	2,270,319
Tokyo Electric Power Co. Holdings, Inc. (b)	14,900	64,545
Tokyo Gas Co. Ltd.	421,000	1,873,036
TonenGeneral Sekiyu KK	66,000	669,300
Toppan Printing Co. Ltd.	11,000	99,296
Toray Industries, Inc. (a)	25,000	243,487
Tosoh Corp.	53,000	326,671
Toyota Motor Corp.	61,300	3,555,795
TS Tech Co. Ltd.	8,500	215,249
Ube Industries Ltd.	16,000	30,600
West Japan Railway Co.	9,200	570,715
Yakult Honsha Co. Ltd. (a)	900	40,677
Zeon Corp.	55,000	487,838

		66,045,009
Luxembourg — 0.0%
APERAM	745	33,589
Regus PLC	18,304	61,895

		95,484
Malta — 0.0%
Unibet Group PLC	3,319	30,846
Mexico — 0.0%
Fresnillo PLC	983	23,065
Netherlands — 4.1%
Aegon NV	6,218	23,718
Altice NV Class B (b)	6,868	123,435
ASML Holding NV	11,353	1,244,185
Euronext NV (d)	3,938	168,030
GrandVision NV (d)	2,659	73,847
Koninklijke Ahold NV	110,585	2,518,677
Koninklijke DSM NV	401	27,082
Koninklijke KPN NV	17,237	57,188
Royal Dutch Shell PLC, Class A	74,588	1,855,592
Royal Dutch Shell PLC, Class B	64,818	1,680,450
Unilever NV CVA	42,165	1,942,676
Wolters Kluwer NV	50,937	2,177,616

		11,892,496
New Zealand — 0.1%
Contact Energy Ltd.	10,505	38,557

4	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	International Tilts Master Portfolio

Common Stocks	Shares	Value
New Zealand (continued)
Spark New Zealand Ltd.	54,037	$142,166
Vector Ltd. (a)	5,687	13,675

		194,398
Norway — 0.4%
Fred Olsen Energy ASA (a)(b)	8	11
Norsk Hydro ASA	32,635	141,106
Orkla ASA	9,803	101,513
Subsea 7 SA (a)(b)	30,884	333,265
Telenor ASA	29,544	508,036

		1,083,931
Portugal — 0.1%
EDP — Energias de Portugal SA	54,538	183,030
Galp Energia SGPS SA	1,996	27,269
Jeronimo Martins SGPS SA	9,783	169,555
NOS SGPS SA	5,046	34,336

		414,190
Singapore — 1.3%
CapitaLand Commercial Trust Ltd.	557,900	652,489
ComfortDelGro Corp. Ltd.	212,500	439,553
DBS Group Holdings Ltd.	46,500	527,628
Jardine Cycle & Carriage Ltd.	5,000	157,933
Noble Group Ltd. (b)	88	10
Singapore Airlines Ltd. (a)	100,900	779,521
Venture Corp. Ltd.	23,900	158,217
Wilmar International Ltd.	62,100	147,437
Yangzijiang Shipbuilding Holdings Ltd. (a)	1,500,000	829,779

		3,692,567
Spain — 4.1%
Abertis Infraestructuras SA	17,090	266,252
Acciona SA	1,754	132,573
ACS Actividades de Construccion y Servicios SA	49,705	1,502,527
Aena SA (d)	6,932	1,023,231
Amadeus IT Holding SA, Class A (a)	17,381	867,536
Banco Bilbao Vizcaya Argentaria SA	11,910	72,062
Banco Popular Espanol SA (a)	117,502	145,428
Banco Santander SA	348,293	1,545,147
Bankinter SA (a)	41,705	296,733
CaixaBank SA (a)	72,465	183,120
Ebro Foods SA	1,004	23,353
Endesa SA	31,031	665,295
Grifols SA	8,591	185,181
Industria de Diseno Textil SA (a)	70,883	2,628,191
Mediaset Espana Comunicacion SA	97,556	1,156,441
Repsol SA	67,920	922,640

Common Stocks	Shares	Value
Spain (continued)
Telefonica SA	19,564	$197,851

		11,813,561
Sweden — 3.5%
Assa Abloy AB, Class B	1,555	31,578
Atlas Copco AB, A Shares	5,574	167,803
Axfood AB	30,745	542,772
Electrolux AB, Class B	48,009	1,202,471
Fabege AB	12,987	236,776
Intrum Justitia AB	60,339	1,946,010
Investor AB, Class B	10,731	392,376
Kinnevik AB	5,546	141,443
NCC AB, B Shares	398	10,430
Nordea Bank AB	122,535	1,216,831
Saab AB	1,598	56,894
Sandvik AB	22,666	249,410
Securitas AB, Class B	4,564	76,433
Skanska AB, Class B	42,278	987,728
Swedish Match AB	23,464	860,935
Swedish Orphan Biovitrum AB (b)	2,045	25,415
Telefonaktiebolaget LM Ericsson, Class B	273,288	1,973,216
TeliaSonera AB	2	9

		10,118,530
Switzerland — 8.9%
ABB Ltd., Registered Shares (b)	55,803	1,257,686
Actelion Ltd., Registered Shares (b)	8,118	1,408,748
Adecco SA, Registered Shares	568	32,016
Banque Cantonale Vaudoise, Registered Shares	137	89,960
Cembra Money Bank AG (b)	288	22,593
Credit Suisse Group AG, Registered Shares (b)	13,087	171,998
Galenica AG	161	171,211
Georg Fischer AG, Registered Shares	217	190,243
Glencore PLC (b)	414,370	1,134,616
Kuehne & Nagel International AG, Registered Shares	15,401	2,238,169
LafargeHolcim Ltd. (b)	2,154	116,672
Logitech International SA, Registered Shares	41,004	920,381
Lonza Group AG, Registered Shares (b)	14,074	2,693,746
Nestle SA, Registered Shares	87,619	6,918,752
Novartis AG, Registered Shares	38,693	3,053,663
Roche Holding AG	12,861	3,195,938
Schindler Holding AG, Participation Certificates	2,182	409,741
Sika AG, Bearer Shares	23	112,058
STMicroelectronics NV	125,906	1,029,010

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	International Tilts Master Portfolio

Common Stocks	Shares	Value
Switzerland (continued)
Straumann Holding AG, Registered Shares	582	$227,680
Temenos Group AG (b)	481	30,331
UBS Group AG, Registered Shares	3,435	46,924

		25,472,136
United Kingdom — 16.9%
Admiral Group PLC	7,750	205,693
Anglo American PLC (b)	82,504	1,028,890
Ashmore Group PLC	8,562	39,187
AstraZeneca PLC	20,968	1,357,717
Aviva PLC	18,614	106,213
Barclays PLC	252,332	547,061
Berendsen PLC	3,142	50,514
BHP Billiton PLC	51,356	772,320
Booker Group PLC	67,176	154,956
BP PLC	313,604	1,827,914
British American Tobacco PLC	78,985	5,037,348
Britvic PLC	131,492	1,028,048
BT Group PLC	447,436	2,251,193
BTG PLC (b)	4,118	33,826
Burberry Group PLC	11,858	211,597
Carnival PLC	5,919	288,784
Centrica PLC	150,737	445,693
Close Brothers Group PLC	16,220	287,681
Coca-Cola European Partners PLC	1,549	61,681
Compass Group PLC	2,022	39,159
Croda International PLC	1,364	61,549
Diageo PLC	64,114	1,836,453
Direct Line Insurance Group PLC	89,776	424,077
Dixons Carphone PLC	49,199	234,997
DS Smith PLC	6,620	32,940
easyJet PLC	10,206	133,076
GKN PLC	40,701	168,889
GlaxoSmithKline PLC	92,474	1,969,560
Hammerson PLC	18,290	139,201
Hays PLC	22,289	37,515
Howden Joinery Group PLC	54,111	303,158
HSBC Holdings PLC	554,946	4,171,398
IG Group Holdings PLC	44,923	506,893
Imperial Brands PLC	37,686	1,939,722
Inchcape PLC	10,676	91,096
InterContinental Hotels Group PLC	2,181	89,890
Intertek Group PLC	50,435	2,276,829
ITV PLC	216,905	526,151
J. Sainsbury PLC (a)	52,184	166,209
Johnson Matthey PLC	1,673	71,361
Jupiter Fund Management PLC	9,227	50,871
Ladbrokes PLC	33,470	60,694
Land Securities Group PLC	1,770	24,256
Legal & General Group PLC	135,523	384,075
Lloyds Banking Group PLC	1,702,862	1,203,096
Man Group PLC	6,123	8,920

Common Stocks	Shares	Value
United Kingdom (continued)
Marks & Spencer Group PLC	8,170	$35,050
Mondi PLC	12,495	262,520
National Grid PLC	61,493	868,454
Old Mutual PLC	5,775	15,138
Persimmon PLC	4,351	102,303
Provident Financial PLC	8,121	318,873
Prudential PLC	17,663	313,106
Qinetiq Group PLC	249,592	764,689
Reckitt Benckiser Group PLC	9,075	854,364
RELX NV	38,279	684,688
Rentokil Initial PLC	61,211	175,932
Rightmove PLC	6,767	370,264
Rio Tinto PLC	29,632	984,855
Royal Bank of Scotland Group PLC (b)	69,746	161,467
SABMiller PLC	14,290	832,385
Schroders PLC	9,603	335,349
Segro PLC	12,686	74,531
Severn Trent PLC	10,646	345,440
Sky PLC	148,892	1,725,673
Spirax-Sarco Engineering PLC	9,077	529,093
SSE PLC	47,428	963,059
Standard Chartered PLC (b)	79,910	650,288
Standard Life PLC	38,771	172,719
Tate & Lyle PLC	73,550	713,931
Thomas Cook Group PLC (b)	163,730	146,706
Unilever PLC	8,568	405,438
Vedanta Resources PLC	6,790	51,286
Vodafone Group PLC	784,879	2,250,972
WH Smith PLC	2,473	49,335
Wolseley PLC	5,578	313,720
Worldpay Group PLC (d)	92,957	356,418
WPP PLC	3,818	89,744

		48,606,141
United States — 0.0%
Sims Metal Management Ltd.	3,759	27,032
Total Common Stocks — 97.3%		280,298,159

Preferred Stock — 0.5%
Germany — 0.5%
Henkel AG & Co. KGaA Preference Shares	9,613	1,308,338
Total Preferred Securities — 0.5%		1,308,338
Total Long-Term Investments (Cost — $276,657,190) — 97.8%		281,606,497

6	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	International Tilts Master Portfolio

Short-Term Securities	Shares	Value
BlackRock Cash Funds: Institutional, SL Agency Shares 0.49% (e)(f)(g)	18,315,344	$18,315,344
BlackRock Cash Funds: Treasury, SL Agency Shares 0.36%(e)(f)	2,223,411	2,223,411
Total Short-Term Securities (Cost — $20,538,755) — 7.1%		20,538,755

Value
Total Investments (Cost — $297,195,945*) — 104.9%	$302,145,252
Liabilities in Excess of Other Assets — (4.9)%	(14,205,837)

Net Assets — 100.0%	$287,939,415

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$305,741,699

Gross unrealized appreciation	$20,570,263
Gross unrealized depreciation	(24,166,710)

Net unrealized depreciation	$(3,596,447)

Notes to Schedule of Investments

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Net Activity	Shares Held at September 30, 2016	Value at September 30, 2016	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	18,111,897	203,447	18,315,344	$18,315,344	$52,999	[1]
BlackRock Cash Funds: Prime, SL Agency Shares[2]	4,733,349	(4,733,349)	—	—	11,368	[1]
BlackRock Cash Funds: Treasury, SL Agency Shares	—	2,223,411	2,223,411	2,223,411	539
Total				$20,538,755	$64,906

[1] Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[2]    No longer held by the Master Portfolio as of period end.

(f)  Current yield as of period end.

(g)  All or a portion of security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value		Unrealized Appreciation
77	Euro Stoxx 50 Index	December 2016	EUR	2,589,747	$34,556
16	FTSE 100 Index	December 2016	GBP	1,422,135	36,074
5	SPI 200 Index	December 2016	AUD	518,142	16,810
17	Yen Denom Nikkei Index	December 2016	JPY	1,388,097	9,090
Total					$96,530

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	7

Schedule of Investments (continued)	International Tilts Master Portfolio

Portfolio Abbreviations

AUD	Australian Dollar
CVA	Certificaten Van Aandelen (Dutch Certificate)
FTSE	Financial Times Stock Exchange
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

8	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	International Tilts Master Portfolio

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$21,419,353	—	$21,419,353
Austria	—	2,011,304	—	2,011,304
Belgium	—	3,759,249	—	3,759,249
Denmark	—	1,495,743	—	1,495,743
Finland	—	5,116,076	—	5,116,076
France	—	27,639,406	—	27,639,406
Germany	$89,450	20,621,083	—	20,710,533
Hong Kong	115,445	8,822,265	—	8,937,710
Ireland	21,334	2,775,184	—	2,796,518
Isle of Man	—	32,797	—	32,797
Israel	—	622,816	—	622,816
Italy	73,246	6,174,022	—	6,247,268
Japan	—	66,045,009	—	66,045,009
Luxembourg	—	95,484	—	95,484
Malta	—	30,846	—	30,846
Mexico	—	23,065	—	23,065
Netherlands	—	11,892,496	—	11,892,496
New Zealand	—	194,398	—	194,398
Norway	—	1,083,931	—	1,083,931
Portugal	—	414,190	—	414,190
Singapore	—	3,692,567	—	3,692,567
Spain	—	11,813,561	—	11,813,561
Sweden	—	10,118,530	—	10,118,530
Switzerland	—	25,472,136	—	25,472,136
United Kingdom	—	48,606,141	—	48,606,141
United States	—	27,032	—	27,032
Preferred Stock	—	1,308,338	—	1,308,338
Short-Term Securities	20,538,755	—	—	20,538,755

Total	$20,838,230	$281,307,022	—	$302,145,252

Derivative Financial Instruments[1]
Assets:
Equity contracts	$96,530	—	—	$96,530

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	9

Schedule of Investments (concluded)	International Tilts Master Portfolio

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$462,910	—	—	$462,910
Foreign currency at value	4,202,545	—	—	4,202,545
Liabilities:
Bank overdraft	—	$(238,584)	—	(238,584)
Collateral on securities loaned at value	—	(18,315,344)	—	(18,315,344)

Total	$4,665,455	$(18,553,928)	—	$(13,888,473)

During the period ended September 30, 2016, there were no transfers between levels.

10	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.3%
B/E Aerospace, Inc.	17,283	$892,840
Boeing Co.	102,939	13,561,184
General Dynamics Corp. (a)	41,980	6,513,617
HEICO Corp. (a)	2,901	200,749
HEICO Corp., Class A	5,706	345,270
Hexcel Corp. (a)	15,815	700,605
Honeywell International, Inc.	130,732	15,242,044
Huntington Ingalls Industries, Inc. (a)	7,716	1,183,789
L-3 Communications Holdings, Inc.	13,391	2,018,425
Lockheed Martin Corp.	43,620	10,456,586
Northrop Grumman Corp.	28,618	6,122,821
Orbital ATK, Inc. (a)	9,883	753,381
Raytheon Co.	51,050	6,949,436
Rockwell Collins, Inc. (a)	23,045	1,943,615
Spirit Aerosystems Holdings, Inc., Class A (b)	21,989	979,390
Textron, Inc.	48,458	1,926,206
TransDigm Group, Inc. (b)	8,762	2,533,269
United Technologies Corp.	133,668	13,580,669

		85,903,896
Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc. (a)	25,071	1,766,503
Expeditors International of Washington, Inc.	30,385	1,565,435
FedEx Corp.	43,009	7,512,812
United Parcel Service, Inc., Class B	118,596	12,969,658

		23,814,408
Airlines — 0.5%
Alaska Air Group, Inc. (a)	21,129	1,391,556
American Airlines Group, Inc.	89,745	3,285,565
Copa Holdings SA, Class A (a)	4,784	420,657
Delta Air Lines, Inc. (a)	133,286	5,246,137
JetBlue Airways Corp. (a)(b)	54,200	934,408
Southwest Airlines Co.	110,789	4,308,584
Spirit Airlines, Inc. (a)(b)	12,428	528,563
United Continental Holdings, Inc. (b)	58,162	3,051,760

		19,167,230
Auto Components — 0.5%
Allison Transmission Holdings, Inc. (a)	23,381	670,567
BorgWarner, Inc. (a)	39,506	1,389,821
Delphi Automotive PLC (a)	47,477	3,386,060
Gentex Corp. (a)	46,733	820,631
Goodyear Tire & Rubber Co.	44,346	1,432,376
Johnson Controls International PLC	158,416	7,371,108
Lear Corp.	12,962	1,571,254

Common Stocks	Shares	Value
Auto Components (continued)
Visteon Corp.	5,458	$391,120

		17,032,937
Automobiles — 0.6%
Ford Motor Co.	669,779	8,084,232
General Motors Co.	242,032	7,689,357
Harley-Davidson, Inc. (a)	32,257	1,696,396
Tesla Motors, Inc. (a)(b)	20,275	4,136,708
Thor Industries, Inc.	8,028	679,972

		22,286,665
Banks — 5.0%
Associated Banc-Corp	25,720	503,855
Bank of America Corp.	1,773,738	27,759,000
Bank of Hawaii Corp. (a)	7,294	529,690
BankUnited, Inc.	16,936	511,467
BB&T Corp.	139,910	5,277,405
BOK Financial Corp. (a)	4,260	293,812
CIT Group, Inc.	37,035	1,344,371
Citigroup, Inc.	506,816	23,936,920
Citizens Financial Group, Inc.	94,736	2,340,927
Comerica, Inc.	29,464	1,394,236
Commerce Bancshares, Inc. (a)	14,290	703,925
Cullen/Frost Bankers, Inc. (a)	9,746	701,127
East West Bancorp, Inc.	24,200	888,382
Fifth Third Bancorp (a)	136,854	2,800,033
First Hawaiian, Inc. (b)	9,069	243,593
First Horizon National Corp.	38,907	592,554
First Republic Bank	25,744	1,985,120
Huntington Bancshares, Inc.	178,496	1,759,971
JPMorgan Chase & Co.	626,321	41,706,715
KeyCorp	188,704	2,296,528
M&T Bank Corp.	25,812	2,996,773
PacWest Bancorp (a)	19,378	831,510
PNC Financial Services Group, Inc. (c)	85,702	7,720,893
Popular, Inc.	17,071	652,454
Regions Financial Corp.	224,827	2,219,042
Signature Bank (b)	9,165	1,085,594
SunTrust Banks, Inc.	87,120	3,815,856
SVB Financial Group (b)	8,696	961,256
Synovus Financial Corp.	20,913	680,300
TCF Financial Corp.	27,804	403,436
US Bancorp	278,233	11,933,413
Wells Fargo & Co.	785,021	34,760,730
Western Alliance Bancorp (b)	15,757	591,518
Zions Bancorporation	33,579	1,041,621

		187,264,027
Beverages — 1.9%
Brown-Forman Corp., Class A	9,523	473,769
Brown-Forman Corp., Class B (a)	33,144	1,572,351
Coca-Cola Co. (a)	670,368	28,369,974

BLACKROCK LARGE CAP INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Beverages (continued)
Constellation Brands, Inc., Class A	28,487	$4,742,801
Dr. Pepper Snapple Group, Inc.	31,961	2,918,359
Molson Coors Brewing Co., Class B	29,521	3,241,406
Monster Beverage Corp. (b)	23,926	3,512,576
PepsiCo, Inc.	248,105	26,986,381

		71,817,617
Biotechnology — 3.0%
AbbVie, Inc.	279,018	17,597,665
ACADIA Pharmaceuticals, Inc. (a)(b)	15,605	496,395
Agios Pharmaceuticals, Inc. (b)	6,237	329,438
Alexion Pharmaceuticals, Inc. (b)	37,688	4,618,288
Alkermes PLC (b)	26,938	1,266,894
Alnylam Pharmaceuticals, Inc. (b)	12,234	829,221
Amgen, Inc.	129,353	21,577,374
Biogen, Inc. (b)	37,741	11,814,065
BioMarin Pharmaceutical, Inc. (b)	29,806	2,757,651
Celgene Corp. (b)	132,614	13,862,141
Gilead Sciences, Inc.	228,443	18,074,410
Incyte Corp. (b)	28,455	2,683,022
Intercept Pharmaceuticals, Inc. (a)(b)	3,097	509,735
Intrexon Corp. (a)(b)	8,259	231,417
Ionis Pharmaceuticals, Inc. (a)(b)	20,243	741,704
Juno Therapeutics, Inc. (a)(b)	9,373	281,284
Neurocrine Biosciences, Inc. (b)	14,207	719,443
OPKO Health, Inc. (a)(b)	55,432	587,025
Regeneron Pharmaceuticals, Inc. (b)	13,422	5,395,912
Seattle Genetics, Inc. (a)(b)	16,262	878,311
United Therapeutics Corp. (b)	7,442	878,751
Vertex Pharmaceuticals, Inc. (b)	42,802	3,732,762

		109,862,908
Building Products — 0.2%
Allegion PLC	15,752	1,085,470
AO Smith Corp. (a)	13,105	1,294,643
Armstrong World Industries, Inc. (b)	6,929	286,306
Fortune Brands Home & Security, Inc.	25,604	1,487,593
Lennox International, Inc. (a)	6,573	1,032,158
Masco Corp.	58,135	1,994,612
Owens Corning	19,233	1,026,850
USG Corp. (a)(b)	15,525	401,321

		8,608,953
Capital Markets — 1.8%
Affiliated Managers Group, Inc. (b)	8,884	1,285,515
Ameriprise Financial, Inc.	27,473	2,740,981
Artisan Partners Asset Management, Inc., Class A	5,903	160,562
Bank of New York Mellon Corp.	180,567	7,201,012

Common Stocks	Shares	Value
Capital Markets (continued)
BlackRock, Inc. (c)	21,392	$7,753,744
Charles Schwab Corp. (a)	201,647	6,365,996
E*Trade Financial Corp. (b)	46,518	1,354,604
Eaton Vance Corp. (a)	18,335	715,982
Federated Investors, Inc., Class B (a)	13,944	413,161
Franklin Resources, Inc. (a)	63,342	2,253,075
Goldman Sachs Group, Inc.	66,561	10,734,292
Invesco Ltd.	72,469	2,266,106
Lazard Ltd., Class A	21,155	769,196
Legg Mason, Inc.	17,702	592,663
LPL Financial Holdings, Inc. (a)	15,160	453,436
Morgan Stanley	247,169	7,924,238
Northern Trust Corp.	36,673	2,493,397
NorthStar Asset Management Group, Inc.	28,751	371,750
Raymond James Financial, Inc.	22,695	1,321,076
SEI Investments Co.	21,229	968,255
State Street Corp.	68,299	4,755,659
T. Rowe Price Group, Inc.	42,121	2,801,046
TD Ameritrade Holding Corp.	44,358	1,563,176

		67,258,922
Chemicals — 2.1%
Air Products & Chemicals, Inc.	33,853	5,089,460
Albemarle Corp. (a)	18,783	1,605,759
Ashland Global Holdings, Inc. (a)	10,328	1,197,531
Axalta Coating Systems Ltd. (b)	27,003	763,375
Cabot Corp.	12,221	640,503
Celanese Corp., Series A	26,199	1,743,805
CF Industries Holdings, Inc. (a)	38,866	946,387
Dow Chemical Co. (a)	193,531	10,030,712
E.I. du Pont de Nemours & Co.	151,098	10,119,033
Eastman Chemical Co.	26,234	1,775,517
Ecolab, Inc.	45,014	5,479,104
FMC Corp. (a)	22,095	1,068,072
Huntsman Corp.	31,425	511,285
International Flavors & Fragrances, Inc. (a)	13,946	1,993,860
LyondellBasell Industries NV, Class A	60,103	4,847,908
Monsanto Co.	75,286	7,694,229
Mosaic Co. (a)	58,479	1,430,396
NewMarket Corp. (a)	1,256	539,226
Platform Specialty Products Corp. (a)(b)	41,116	333,451
PPG Industries, Inc.	45,934	4,747,738
Praxair, Inc.	49,295	5,956,315
RPM International, Inc.	21,812	1,171,741
Scotts Miracle-Gro Co., Class A	7,723	643,094
Sherwin-Williams Co.	13,855	3,833,124
Valspar Corp. (a)	13,082	1,387,608
Westlake Chemical Corp.	5,618	300,563

2	BLACKROCK LARGE CAP INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Chemicals (continued)
WR Grace & Co.	11,839	$873,718

		76,723,514
Commercial Services & Supplies — 0.4%
Cintas Corp.	15,754	1,773,901
Clean Harbors, Inc. (b)	9,235	443,095
Copart, Inc. (b)	16,604	889,310
Covanta Holding Corp. (a)	18,137	279,129
Iron Mountain, Inc.	46,293	1,737,376
KAR Auction Services, Inc.	22,943	990,220
Pitney Bowes, Inc. (a)	32,426	588,856
Republic Services, Inc.	40,741	2,055,384
Rollins, Inc. (a)	16,690	488,683
RR Donnelley & Sons Co.	35,275	554,523
Stericycle, Inc. (b)	13,881	1,112,423
Waste Management, Inc.	75,929	4,841,233

		15,754,133
Communications Equipment — 1.6%
Arista Networks, Inc. (b)	6,685	568,760
ARRIS International PLC (b)	30,952	876,870
Brocade Communications Systems, Inc.	76,685	707,802
Cisco Systems, Inc.	866,775	27,494,103
CommScope Holding Co., Inc. (b)	21,206	638,513
EchoStar Corp., Class A (b)	6,783	297,299
F5 Networks, Inc. (a)(b)	12,109	1,509,266
Harris Corp.	21,831	1,999,938
Juniper Networks, Inc.	66,402	1,597,632
Motorola Solutions, Inc.	30,453	2,322,955
Palo Alto Networks, Inc. (b)	15,185	2,419,426
QUALCOMM, Inc.	253,241	17,347,008

		57,779,572
Construction & Engineering — 0.1%
AECOM (a)(b)	26,094	775,775
Chicago Bridge & Iron Co. NV	17,755	497,673
Fluor Corp.	23,315	1,196,526
Jacobs Engineering Group, Inc. (b)	19,767	1,022,349
KBR, Inc.	21,961	332,270
Quanta Services, Inc. (b)	24,342	681,332

		4,505,925
Construction Materials — 0.1%
Eagle Materials, Inc.	8,244	637,261
Martin Marietta Materials, Inc. (a)	11,228	2,011,047
Vulcan Materials Co.	23,393	2,660,486

		5,308,794
Consumer Finance — 0.7%
Ally Financial, Inc. (a)	73,838	1,437,626
American Express Co.	137,960	8,834,958
Capital One Financial Corp.	88,494	6,356,524

Common Stocks	Shares	Value
Consumer Finance (continued)
Credit Acceptance Corp. (a)(b)	1,269	$255,158
Discover Financial Services	70,920	4,010,526
Navient Corp. (a)	54,697	791,466
OneMain Holdings, Inc. (b)	7,481	231,537
Santander Consumer USA Holdings, Inc. (b)	15,744	191,447
SLM Corp. (b)	72,956	544,981
Synchrony Financial	144,789	4,054,092

		26,708,315
Containers & Packaging — 0.4%
Aptargroup, Inc.	10,533	815,360
Avery Dennison Corp.	15,984	1,243,395
Ball Corp.	29,870	2,447,846
Bemis Co., Inc.	15,382	784,636
Berry Plastics Group, Inc. (b)	20,437	896,162
Crown Holdings, Inc. (b)	22,670	1,294,230
Graphic Packaging Holding Co.	52,733	737,735
Owens-Illinois, Inc. (b)	28,300	520,437
Packaging Corp. of America	16,653	1,353,223
Sealed Air Corp.	32,923	1,508,532
Silgan Holdings, Inc. (a)	6,182	312,747
Sonoco Products Co.	16,804	887,755
WestRock Co.	44,772	2,170,547

		14,972,605
Distributors — 0.1%
Genuine Parts Co. (a)	25,434	2,554,845
LKQ Corp. (b)	54,260	1,924,060
Pool Corp.	6,692	632,528

		5,111,433
Diversified Consumer Services — 0.1%
Graham Holdings Co., Class B	647	311,447
H&R Block, Inc. (a)	37,215	861,527
Service Corp. International	31,820	844,503
ServiceMaster Global Holdings, Inc. (b)	22,887	770,834

		2,788,311
Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B (b)	325,068	46,962,574
CBOE Holdings, Inc.	13,360	866,396
CME Group, Inc.	58,118	6,074,493
FactSet Research Systems, Inc. (a)	7,156	1,159,988
Interactive Brokers Group, Inc., Class A (a)	9,434	332,737
Intercontinental Exchange, Inc.	20,217	5,445,651
Leucadia National Corp.	53,388	1,016,508
MarketAxess Holdings, Inc.	6,095	1,009,271
Moody’s Corp.	29,533	3,197,833
Morningstar, Inc.	2,888	228,932

BLACKROCK LARGE CAP INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Diversified Financial Services (continued)
MSCI, Inc.	15,052	$1,263,465
Nasdaq, Inc.	19,872	1,342,155
S&P Global, Inc.	45,607	5,772,022
Voya Financial, Inc.	34,215	986,076

		75,658,101
Diversified Telecommunication Services — 2.3%
AT&T, Inc.	1,060,837	43,080,590
CenturyLink, Inc. (a)	92,869	2,547,397
Frontier Communications Corp. (a)	192,808	802,081
Level 3 Communications, Inc. (b)	50,713	2,352,069
Verizon Communications, Inc. (a)	702,457	36,513,715
Zayo Group Holdings, Inc. (b)	26,642	791,534

		86,087,386
Electric Utilities — 1.7%
American Electric Power Co., Inc.	84,554	5,429,212
Avangrid, Inc.	8,392	350,618
Duke Energy Corp. (a)	118,499	9,484,660
Edison International	54,206	3,916,383
Entergy Corp.	31,247	2,397,582
Eversource Energy	55,524	3,008,290
Exelon Corp.	153,773	5,119,103
FirstEnergy Corp.	75,537	2,498,764
Great Plains Energy, Inc. (a)	26,656	727,442
Hawaiian Electric Industries, Inc.	18,619	555,777
ITC Holdings Corp. (a)	24,966	1,160,420
NextEra Energy, Inc.	78,989	9,661,934
OGE Energy Corp. (a)	33,959	1,073,784
Pinnacle West Capital Corp.	18,617	1,414,706
PPL Corp.	117,115	4,048,666
Southern Co.	160,960	8,257,248
Westar Energy, Inc.	24,902	1,413,189
Xcel Energy, Inc.	87,464	3,598,269

		64,116,047
Electrical Equipment — 0.5%
Acuity Brands, Inc.	7,650	2,024,190
AMETEK, Inc.	40,834	1,951,049
Eaton Corp. PLC	79,287	5,209,949
Emerson Electric Co.	110,717	6,035,184
Hubbell, Inc.	9,320	1,004,137
Regal-Beloit Corp.	7,807	464,438
Rockwell Automation, Inc.	22,721	2,779,687
SolarCity Corp. (a)(b)	9,763	190,964

		19,659,598
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	52,067	3,380,190
Arrow Electronics, Inc. (b)	15,107	966,395
Avnet, Inc.	21,534	884,186
CDW Corp.	29,014	1,326,810
Cognex Corp.	13,784	728,622

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Corning, Inc.	185,953	$4,397,788
Dolby Laboratories, Inc., Class A (a)	8,966	486,764
Fitbit, Inc., Series A (a)(b)	18,814	279,200
FLIR Systems, Inc.	22,497	706,856
Ingram Micro, Inc., Class A	24,475	872,779
IPG Photonics Corp. (a)(b)	6,063	499,288
Jabil Circuit, Inc.	31,160	679,911
Keysight Technologies, Inc. (b)	28,964	917,869
National Instruments Corp.	15,861	450,452
Trimble Navigation Ltd. (b)	45,815	1,308,476
Zebra Technologies Corp., Class A (a)(b)	8,706	606,025

		18,491,611
Energy Equipment & Services — 1.1%
Baker Hughes, Inc.	76,246	3,848,136
Diamond Offshore Drilling, Inc. (a)	9,999	176,082
Dril-Quip, Inc. (a)(b)	5,779	322,121
Ensco PLC, Class A	46,936	398,956
FMC Technologies, Inc. (b)	40,781	1,209,972
Frank’s International NV (a)	5,864	76,232
Halliburton Co.	148,270	6,654,358
Helmerich & Payne, Inc. (a)	17,726	1,192,960
Nabors Industries Ltd.	47,761	580,774
National Oilwell Varco, Inc.	67,123	2,466,099
Noble Corp. PLC (a)	36,230	229,698
Oceaneering International, Inc.	17,288	475,593
Patterson-UTI Energy, Inc. (a)	25,363	567,370
Rowan Cos. PLC, Class A	18,754	284,311
RPC, Inc. (a)(b)	8,807	147,958
Schlumberger Ltd. (a)	240,036	18,876,431
Superior Energy Services, Inc. (a)	23,222	415,674
Transocean Ltd. (a)	56,763	605,093
Weatherford International PLC (a)(b)	150,661	846,715

		39,374,533
Food & Staples Retailing — 2.0%
Casey’s General Stores, Inc.	6,615	794,792
Costco Wholesale Corp.	75,035	11,443,588
CVS Health Corp.	184,787	16,444,195
Kroger Co.	164,603	4,885,417
Rite Aid Corp. (b)	182,755	1,405,386
Sprouts Farmers Market, Inc. (b)	23,817	491,821
Sysco Corp. (a)	90,456	4,433,249
US Foods Holding Corp. (b)	6,666	157,384
Wal-Mart Stores, Inc. (a)	260,054	18,755,094
Walgreens Boots Alliance, Inc.	148,222	11,949,658
Whole Foods Market, Inc. (a)	53,096	1,505,272

		72,265,856
Food Products — 1.7%
Archer-Daniels-Midland Co.	99,768	4,207,217

4	BLACKROCK LARGE CAP INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Food Products (continued)
Blue Buffalo Pet Products, Inc. (b)	8,902	$211,511
Bunge Ltd.	24,671	1,461,263
Campbell Soup Co. (a)	32,466	1,775,890
ConAgra Foods, Inc.	75,734	3,567,829
Flowers Foods, Inc. (a)	30,454	460,464
General Mills, Inc.	102,272	6,533,135
Hain Celestial Group, Inc. (b)	17,497	622,543
Hershey Co.	24,546	2,346,598
Hormel Foods Corp.	47,738	1,810,702
Ingredion, Inc.	12,781	1,700,640
J.M. Smucker Co.	20,140	2,729,776
Kellogg Co.	42,995	3,330,823
Kraft Heinz Co.	102,821	9,203,508
McCormick & Co., Inc.	20,167	2,015,087
Mead Johnson Nutrition Co.	32,617	2,577,069
Mondelez International, Inc., Class A	257,730	11,314,347
Pilgrim’s Pride Corp. (a)	8,550	180,576
Pinnacle Foods, Inc.	19,288	967,679
Post Holdings, Inc. (b)	10,745	829,192
TreeHouse Foods, Inc. (b)	9,212	803,194
Tyson Foods, Inc., Class A	50,134	3,743,506
WhiteWave Foods Co. (b)	30,689	1,670,402

		64,062,951
Gas Utilities — 0.1%
Atmos Energy Corp.	17,908	1,333,609
National Fuel Gas Co. (a)	12,129	655,815
Piedmont Natural Gas Co., Inc.	13,629	818,285
UGI Corp.	30,581	1,383,484

		4,191,193
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	253,130	10,704,868
ABIOMED, Inc. (b)	6,500	835,770
Alere, Inc. (b)	14,653	633,596
Align Technology, Inc. (b)	11,898	1,115,438
Baxter International, Inc.	86,058	4,096,361
Becton Dickinson & Co.	36,054	6,479,985
Boston Scientific Corp. (b)	232,805	5,540,759
C.R. Bard, Inc.	12,655	2,838,263
Cooper Cos., Inc.	8,344	1,495,745
DENTSPLY SIRONA, Inc.	40,385	2,400,081
DexCom, Inc. (b)	14,617	1,281,326
Edwards Lifesciences Corp. (b)	36,425	4,391,398
Hill-Rom Holdings, Inc.	10,931	677,503
Hologic, Inc. (b)	49,425	1,919,173
IDEXX Laboratories, Inc. (b)	15,732	1,773,468
Intuitive Surgical, Inc. (b)	6,521	4,726,616
Medtronic PLC	241,524	20,867,674
ResMed, Inc. (a)	23,328	1,511,421
St. Jude Medical, Inc.	48,074	3,834,382
Stryker Corp.	57,879	6,737,694

Common Stocks	Shares	Value
Health Care Equipment & Supplies (continued)
Teleflex, Inc.	7,781	$1,307,597
Varian Medical Systems, Inc. (b)	16,805	1,672,602
West Pharmaceutical Services, Inc.	11,955	890,648
Zimmer Biomet Holdings, Inc.	31,874	4,144,258

		91,876,626
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc. (b)	12,078	598,465
Aetna, Inc.	58,416	6,744,127
AmerisourceBergen Corp.	30,815	2,489,236
Amsurg Corp. (a)(b)	8,882	595,538
Anthem, Inc.	45,304	5,677,044
Brookdale Senior Living, Inc. (b)	31,473	549,204
Cardinal Health, Inc. (a)	56,309	4,375,209
Centene Corp. (a)(b)	27,631	1,850,172
Cigna Corp.	43,906	5,721,830
DaVita, Inc. (b)	29,652	1,959,108
Envision Healthcare Holdings, Inc. (b)	31,982	712,239
Express Scripts Holding Co. (b)	109,256	7,705,826
HCA Holdings, Inc. (b)	53,123	4,017,692
Henry Schein, Inc. (b)	14,474	2,358,973
Humana, Inc.	25,797	4,563,231
Laboratory Corp. of America Holdings (b)	17,770	2,443,020
LifePoint Hospitals, Inc. (a)(b)	6,368	377,177
McKesson Corp.	38,771	6,465,064
MEDNAX, Inc. (b)	15,248	1,010,180
Patterson Cos., Inc. (a)	13,821	634,937
Premier, Inc., Class A (a)(b)	6,822	220,623
Quest Diagnostics, Inc.	24,800	2,098,824
Tenet Healthcare Corp. (b)	11,967	271,172
UnitedHealth Group, Inc. (a)	161,374	22,592,360
Universal Health Services, Inc., Class B	15,166	1,868,755
VCA, Inc. (b)	12,890	902,042
WellCare Health Plans, Inc. (b)	7,502	878,409

		89,680,457
Health Care Technology — 0.2%
athenahealth, Inc. (a)(b)	6,613	834,032
Cerner Corp. (b)	51,372	3,172,221
IMS Health Holdings, Inc. (b)	24,988	783,124
Inovalon Holdings, Inc., Class A (a)(b)	8,806	129,536
Veeva Systems, Inc., Class A (b)	16,589	684,794

		5,603,707
Hotels, Restaurants & Leisure — 1.9%
Aramark	40,455	1,538,504
Brinker International, Inc. (a)	8,611	434,253
Carnival Corp.	70,687	3,450,939
Chipotle Mexican Grill, Inc. (b)	4,966	2,103,101

BLACKROCK LARGE CAP INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	BlackRock Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
Choice Hotels International, Inc. (a)	5,233	$235,904
Darden Restaurants, Inc.	19,182	1,176,240
Domino’s Pizza, Inc.	8,927	1,355,565
Dunkin’ Brands Group, Inc. (a)	15,573	811,042
Extended Stay America, Inc. (a)	10,992	156,086
Hilton Worldwide Holdings, Inc.	91,975	2,108,987
Hyatt Hotels Corp., Class A (b)	3,565	175,469
International Game Technology PLC	14,040	342,295
Las Vegas Sands Corp. (a)	62,851	3,616,447
Marriott International, Inc., Class A	55,619	3,744,827
McDonald’s Corp. (a)	151,521	17,479,463
MGM Resorts International (a)(b)	83,358	2,169,809
Norwegian Cruise Line Holdings Ltd. (a)(b)	26,472	997,994
Panera Bread Co., Class A (a)(b)	3,752	730,589
Royal Caribbean Cruises Ltd. (a)	29,524	2,212,824
Six Flags Entertainment Corp.	11,796	632,384
Starbucks Corp.	246,566	13,349,083
Vail Resorts, Inc.	6,031	946,143
Wendy’s Co. (a)	31,545	340,686
Wyndham Worldwide Corp. (a)	18,533	1,247,827
Wynn Resorts Ltd.	14,124	1,375,960
Yum! Brands, Inc.	66,934	6,078,276

		68,810,697
Household Durables — 0.5%
CalAtlantic Group, Inc. (a)	13,089	437,696
D.R. Horton, Inc.	59,742	1,804,208
Garmin Ltd. (a)	18,554	892,633
Harman International Industries, Inc.	11,505	971,597
Leggett & Platt, Inc.	21,729	990,408
Lennar Corp., Class A	32,347	1,369,572
Lennar Corp., Class B	1,943	65,227
Mohawk Industries, Inc. (b)	10,861	2,175,893
Newell Brands, Inc.	81,680	4,301,269
NVR, Inc. (b)	582	954,404
PulteGroup, Inc. (a)	57,390	1,150,096
Tempur Sealy International, Inc. (a)(b)	8,962	508,504
Toll Brothers, Inc. (b)	26,026	777,136
Tupperware Brands Corp. (a)	8,538	558,129
Whirlpool Corp. (a)	13,075	2,120,242

		19,077,014
Household Products — 1.8%
Church & Dwight Co., Inc.	44,544	2,134,549
Clorox Co. (a)	22,330	2,795,270
Colgate-Palmolive Co.	149,331	11,071,400
Energizer Holdings, Inc.	10,803	539,718
Kimberly-Clark Corp.	61,602	7,770,476
Procter & Gamble Co. (a)	454,300	40,773,425

Common Stocks	Shares	Value
Household Products (continued)
Spectrum Brands Holdings, Inc. (a)	4,193	$577,334

		65,662,172
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	110,906	1,425,142
Calpine Corp. (a)(b)	60,572	765,630
NRG Energy, Inc.	59,423	666,132

		2,856,904
Industrial Conglomerates — 2.1%
3M Co. (a)	100,982	17,796,058
BWX Technologies, Inc.	15,675	601,450
Carlisle Cos., Inc.	10,354	1,062,010
Danaher Corp. (a)	104,038	8,155,539
General Electric Co.	1,584,841	46,942,990
Roper Technologies, Inc.	17,320	3,160,380

		77,718,427
Insurance — 2.8%
Aflac, Inc.	69,252	4,977,141
Alleghany Corp. (b)	2,272	1,192,845
Allied World Assurance Co. Holdings AG	17,442	705,006
Allstate Corp.	64,128	4,436,375
American Financial Group, Inc.	11,750	881,250
American International Group, Inc.	191,267	11,349,784
American National Insurance Co.	1,090	132,936
AmTrust Financial Services, Inc.	18,608	499,253
Aon PLC	45,160	5,080,048
Arch Capital Group Ltd. (b)	20,665	1,637,908
Arthur J Gallagher & Co.	31,262	1,590,298
Aspen Insurance Holdings Ltd.	10,464	487,518
Assurant, Inc.	10,302	950,359
Assured Guaranty Ltd.	23,316	647,019
Axis Capital Holdings Ltd.	15,744	855,372
Brown & Brown, Inc.	19,530	736,476
Chubb Ltd.	79,167	9,947,334
Cincinnati Financial Corp.	26,209	1,976,683
CNA Financial Corp.	3,810	131,102
Endurance Specialty Holdings Ltd.	13,348	873,627
Erie Indemnity Co., Class A	4,325	441,453
Everest Re Group Ltd.	6,116	1,161,857
First American Financial Corp.	17,475	686,418
FNF Group	46,672	1,722,663
Hanover Insurance Group, Inc.	7,051	531,786
Hartford Financial Services Group, Inc.	68,620	2,938,308
Lincoln National Corp.	42,793	2,010,415
Loews Corp.	49,994	2,057,253
Markel Corp. (b)	2,403	2,231,834
Marsh & McLennan Cos., Inc.	89,620	6,026,945
Mercury General Corp. (a)	845	46,348
MetLife, Inc.	162,072	7,200,859

6	BLACKROCK LARGE CAP INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Insurance (continued)
Old Republic International Corp.	42,130	$742,331
Principal Financial Group, Inc. (a)	47,126	2,427,460
ProAssurance Corp.	9,179	481,714
Progressive Corp.	100,911	3,178,696
Prudential Financial, Inc.	76,926	6,281,008
Reinsurance Group of America, Inc.	12,021	1,297,547
RenaissanceRe Holdings Ltd.	6,143	738,143
Torchmark Corp.	21,202	1,354,596
Travelers Cos., Inc.	49,950	5,721,772
Unum Group	39,639	1,399,653
Validus Holdings Ltd.	13,486	671,873
W.R. Berkley Corp. (a)	16,106	930,283
White Mountains Insurance Group Ltd.	779	646,570
XL Group Ltd. (a)	49,862	1,676,859

		103,692,978
Internet & Direct Marketing Retail — 2.2%
Amazon.com, Inc. (b)	67,051	56,142,473
Expedia, Inc. (a)	20,859	2,434,662
Groupon, Inc. (b)	54,660	281,499
Liberty Interactive Corp QVC Group, Series A (b)	79,640	1,593,596
Liberty Ventures, Series A (b)	21,675	864,182
Netflix, Inc. (b)	70,427	6,940,581
Priceline Group, Inc. (b)	8,548	12,578,297
TripAdvisor, Inc. (b)	18,748	1,184,499

		82,019,789
Internet Software & Services — 4.2%
Akamai Technologies, Inc. (b)	28,768	1,524,416
Alphabet, Inc., Class A (b)	50,583	40,671,767
Alphabet, Inc., Class C (b)	51,179	39,780,925
CommerceHub, Inc., Series A (b)	2,167	34,239
CommerceHub, Inc., Series C (b)	4,335	68,970
CoStar Group, Inc. (b)	5,318	1,151,507
eBay, Inc. (b)	184,733	6,077,716
Facebook, Inc., Class A (b)	386,901	49,627,791
GoDaddy, Inc., Class A (a)(b)	6,949	239,949
IAC/InterActiveCorp	11,843	739,832
LinkedIn Corp., Class A (b)	20,370	3,893,114
Match Group, Inc. (a)(b)	4,391	78,116
Pandora Media, Inc. (b)	37,613	538,994
Rackspace Hosting, Inc. (b)	17,035	539,839
Twilio, Inc. (b)	2,800	180,208
Twitter, Inc. (b)	110,452	2,545,919
VeriSign, Inc. (a)(b)	16,941	1,325,464
Yahoo!, Inc. (b)	150,137	6,470,905
Yelp, Inc. (a)(b)	11,989	499,941
Zillow Group, Inc., Class A (b)	7,641	263,232

Common Stocks	Shares	Value
Internet Software & Services (continued)
Zillow Group, Inc., Class C (a)(b)	17,291	$599,133

		156,851,977
IT Services — 3.8%
Accenture PLC, Class A	107,348	13,114,705
Alliance Data Systems Corp. (b)	10,050	2,156,027
Amdocs Ltd.	24,879	1,439,250
Automatic Data Processing, Inc.	78,530	6,926,346
Black Knight Financial Services, Inc., Class A (a)(b)	3,228	132,025
Booz Allen Hamilton Holding Corp.	19,211	607,260
Broadridge Financial Solutions, Inc.	21,038	1,426,166
Cognizant Technology Solutions Corp., Class A (b)	104,808	5,000,390
Computer Sciences Corp.	24,716	1,290,422
CoreLogic, Inc. (b)	14,881	583,633
CSRA, Inc. (a)	27,129	729,770
DST Systems, Inc.	5,658	667,191
Euronet Worldwide, Inc. (b)	8,428	689,663
Fidelity National Information Services, Inc.	56,261	4,333,785
First Data Corp., Class A (b)	51,937	683,491
Fiserv, Inc. (b)	38,452	3,824,820
FleetCor Technologies, Inc. (b)	15,980	2,776,205
Gartner, Inc. (b)	13,170	1,164,887
Genpact Ltd. (b)	24,806	594,104
Global Payments, Inc.	26,919	2,066,302
International Business Machines Corp.	151,313	24,036,070
Jack Henry & Associates, Inc.	12,900	1,103,595
Leidos Holdings, Inc.	23,922	1,035,344
MasterCard, Inc., Class A	165,847	16,878,249
Paychex, Inc.	55,887	3,234,181
PayPal Holdings, Inc. (b)	195,890	8,025,613
Sabre Corp.	34,545	973,478
Square, Inc., Class A (b)	7,719	90,004
Teradata Corp. (b)	21,455	665,105
Total System Services, Inc.	27,987	1,319,587
Vantiv, Inc., Class A (b)	26,084	1,467,747
VeriFone Systems, Inc. (a)(b)	17,317	272,570
Visa, Inc., Class A (a)	327,560	27,089,212
Western Union Co. (a)	86,464	1,800,180
WEX, Inc. (a)(b)	6,577	710,908
Xerox Corp.	167,615	1,697,940

		140,606,225
Leisure Products — 0.1%
Brunswick Corp.	15,702	765,944
Hasbro, Inc. (a)	18,766	1,488,707
Mattel, Inc. (a)	61,196	1,853,015
Polaris Industries, Inc. (a)	9,974	772,386

BLACKROCK LARGE CAP INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	7

Schedule of Investments (continued)	BlackRock Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Leisure Products (continued)
Vista Outdoor, Inc. (b)	9,051	$360,773

		5,240,825
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	56,630	2,666,707
Bio-Rad Laboratories, Inc., Class A (b)	3,553	582,017
Bio-Techne Corp. (a)	6,045	661,927
Bruker Corp.	16,633	376,737
Charles River Laboratories International, Inc. (b)	7,730	644,218
Illumina, Inc. (b)	25,296	4,595,271
Mettler-Toledo International, Inc. (b)	4,618	1,938,775
Patheon NV (b)	7,060	209,188
PerkinElmer, Inc.	19,524	1,095,492
QIAGEN NV (b)	38,078	1,044,860
Quintiles Transnational Holdings, Inc. (b)	15,051	1,220,034
Thermo Fisher Scientific, Inc.	67,567	10,747,207
VWR Corp. (b)	11,635	329,969
Waters Corp. (b)	13,318	2,110,770

		28,223,172
Machinery — 1.6%
AGCO Corp. (a)	10,708	528,119
Caterpillar, Inc. (a)	96,488	8,565,240
Colfax Corp. (b)	15,180	477,107
Crane Co.	8,318	524,117
Cummins, Inc.	27,553	3,530,917
Deere & Co. (a)	54,554	4,656,184
Donaldson Co., Inc. (a)	22,756	849,482
Dover Corp.	27,072	1,993,582
Flowserve Corp. (a)	21,485	1,036,436
Fortive Corp.	52,796	2,687,316
Graco, Inc.	9,062	670,588
IDEX Corp.	12,447	1,164,666
Illinois Tool Works, Inc. (a)	50,613	6,065,462
Ingersoll-Rand PLC	44,812	3,044,527
ITT, Corp.	15,379	551,183
Lincoln Electric Holdings, Inc. (a)	10,786	675,419
Manitowoc Foodservice, Inc. (a)(b)	18,982	307,888
Middleby Corp. (b)	9,461	1,169,569
Nordson Corp.	9,601	956,548
Oshkosh Corp.	12,154	680,624
PACCAR, Inc.	59,685	3,508,284
Parker Hannifin Corp. (a)	23,393	2,936,523
Pentair PLC	29,719	1,909,149
Snap-on, Inc.	9,706	1,474,924
Stanley Black & Decker, Inc.	25,973	3,194,160
Terex Corp.	18,613	472,956
Timken Co.	10,677	375,190
Toro Co.	17,756	831,691

Common Stocks	Shares	Value
Machinery (continued)
Trinity Industries, Inc.	25,230	$610,061
Valmont Industries, Inc. (a)	3,408	458,615
WABCO Holdings, Inc. (b)	8,882	1,008,373
Wabtec Corp. (a)	14,191	1,158,695
Xylem, Inc.	31,979	1,677,299

		59,750,894
Marine — 0.0%
Kirby Corp. (a)(b)	10,021	622,905
Media — 3.0%
AMC Networks, Inc., Class A (b)	10,178	527,831
Cable One, Inc.	827	482,968
CBS Corp., Class B	70,302	3,848,331
Charter Communications, Inc., Class A (b)	34,623	9,347,171
Cinemark Holdings, Inc. (a)	18,184	696,084
Clear Channel Outdoor Holdings, Inc., Class A	4,142	24,189
Comcast Corp., Class A	414,922	27,525,925
Discovery Communications, Inc., Class A (a)(b)	24,894	670,146
Discovery Communications, Inc., Class C (b)	39,228	1,032,089
DISH Network Corp., Class A (b)	38,801	2,125,519
Interpublic Group of Cos., Inc.	66,990	1,497,227
John Wiley & Sons, Inc., Class A	7,004	361,476
Liberty Broadband Corp., Class A (b)	3,971	278,605
Liberty Broadband Corp., Class C (a)(b)	19,024	1,359,836
Liberty SiriusXM Group, Class A (b)	14,018	476,332
Liberty SiriusXM Group, Class C (b)	30,196	1,008,848
Lions Gate Entertainment Corp.	14,515	290,155
Live Nation Entertainment, Inc. (b)	22,122	607,913
Madison Square Garden Co., Class A (b)	3,330	564,135
News Corp., Class A	62,421	872,646
News Corp., Class B (a)	18,151	258,107
Omnicom Group, Inc. (a)	40,976	3,482,960
Regal Entertainment Group, Class A (a)	12,277	267,025
Scripps Networks Interactive, Inc., Class A (a)	13,828	877,940
Sirius XM Holdings, Inc. (a)(b)	301,354	1,256,646
Starz, Class A (b)	14,792	461,362
TEGNA, Inc.	37,096	810,919
Thomson Reuters Corp. (a)	53,206	2,201,664
Time Warner, Inc. (a)	135,545	10,790,737
Tribune Media Co., Class A (a)	13,273	484,730
Twenty-First Century Fox, Inc., Class A	179,914	4,357,517
Twenty-First Century Fox, Inc., Class B	93,863	2,322,171

8	BLACKROCK LARGE CAP INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Media (continued)
Viacom, Inc., Class A (a)	1,857	$79,517
Viacom, Inc., Class B	60,259	2,295,868
Walt Disney Co.	279,263	25,932,362

		109,476,951
Metals & Mining — 0.4%
Alcoa, Inc. (a)	230,413	2,336,388
Compass Minerals International, Inc. (a)	5,978	440,578
Freeport-McMoRan, Inc.	231,555	2,514,687
Newmont Mining Corp. (a)	92,723	3,643,087
Nucor Corp.	55,822	2,760,398
Reliance Steel & Aluminum Co.	11,656	839,582
Royal Gold, Inc. (a)	11,041	854,905
Southern Copper Corp. (a)	12,500	328,750
Steel Dynamics, Inc.	39,083	976,684
Tahoe Resources, Inc. (a)	48,968	628,259
United States Steel Corp. (a)	24,995	471,406

		15,794,724
Multi-Utilities — 1.2%
Alliant Energy Corp.	38,080	1,458,845
Ameren Corp.	42,711	2,100,527
CenterPoint Energy, Inc.	76,177	1,769,592
CMS Energy Corp.	48,288	2,028,579
Consolidated Edison, Inc. (a)	52,093	3,922,603
Dominion Resources, Inc.	105,384	7,826,870
DTE Energy Co.	30,836	2,888,408
MDU Resources Group, Inc.	33,192	844,404
NiSource, Inc.	51,598	1,244,028
PG&E Corp.	85,223	5,213,091
Public Service Enterprise Group, Inc. (a)	87,491	3,663,248
SCANA Corp.	23,165	1,676,451
Sempra Energy (a)	42,855	4,593,627
Vectren Corp.	13,586	682,017
WEC Energy Group, Inc.	54,812	3,282,143

		43,194,433
Multiline Retail — 0.5%
Burlington Stores, Inc. (b)	11,795	955,631
Dillard’s, Inc., Class A (a)	2,921	184,052
Dollar General Corp.	49,130	3,438,609
Dollar Tree, Inc. (b)	39,306	3,102,423
JC Penney Co., Inc. (b)	52,930	488,015
Kohl’s Corp. (a)	32,988	1,443,225
Macy’s, Inc.	54,425	2,016,446
Nordstrom, Inc. (a)	22,223	1,152,929
Target Corp. (a)	101,861	6,995,813

		19,777,143
Oil, Gas & Consumable Fuels — 5.8%
Anadarko Petroleum Corp.	97,152	6,155,551

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Antero Resources Corp. (b)	33,266	$896,519
Apache Corp.	66,132	4,223,851
Cabot Oil & Gas Corp.	81,066	2,091,503
Cheniere Energy, Inc. (b)	35,066	1,528,878
Chesapeake Energy Corp. (a)(b)	101,533	636,612
Chevron Corp.	323,820	33,327,554
Cimarex Energy Co.	16,464	2,212,268
Concho Resources, Inc. (b)	24,662	3,387,326
ConocoPhillips	214,827	9,338,530
CONSOL Energy, Inc. (a)	38,801	744,979
Continental Resources, Inc. (a)(b)	14,374	746,873
Devon Energy Corp.	91,359	4,029,845
Diamondback Energy, Inc. (b)	14,057	1,357,063
Energen Corp.	16,342	943,260
EOG Resources, Inc.	95,164	9,203,310
EQT Corp.	30,306	2,200,822
Exxon Mobil Corp.	717,665	62,637,801
Gulfport Energy Corp. (b)	21,467	606,443
Hess Corp.	49,874	2,674,244
HollyFrontier Corp. (a)	27,392	671,104
Kinder Morgan, Inc.	332,609	7,693,246
Kosmos Energy Ltd. (b)	21,624	138,610
Laredo Petroleum, Inc. (b)	25,427	328,008
Marathon Oil Corp. (a)	149,637	2,365,761
Marathon Petroleum Corp.	91,108	3,698,074
Murphy Oil Corp. (a)	27,432	833,933
Murphy USA, Inc. (b)	6,459	460,914
Newfield Exploration Co. (b)	33,343	1,449,087
Noble Energy, Inc. (a)	74,788	2,672,923
Occidental Petroleum Corp.	131,817	9,612,096
ONEOK, Inc. (a)	36,753	1,888,737
Parsley Energy, Inc., Class A (b)	26,949	903,061
PBF Energy, Inc., Class A (a)	14,594	330,408
Phillips 66	77,714	6,259,863
Pioneer Natural Resources Co. (a)	28,117	5,219,921
QEP Resources, Inc.	40,733	795,515
Range Resources Corp. (a)	36,319	1,407,361
SM Energy Co. (a)	13,944	537,960
Southwestern Energy Co. (b)	82,787	1,145,772
Spectra Energy Corp.	120,606	5,155,906
Targa Resources Corp.	27,966	1,373,410
Tesoro Corp.	19,944	1,586,745
Valero Energy Corp.	81,106	4,298,618
Whiting Petroleum Corp. (a)(b)	32,164	281,113
Williams Cos., Inc.	119,399	3,669,131
World Fuel Services Corp.	11,839	547,672
WPX Energy, Inc. (b)	54,064	713,104

		214,981,285
Paper & Forest Products — 0.1%
Domtar Corp. (a)	9,554	354,740

BLACKROCK LARGE CAP INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	9

Schedule of Investments (continued)	BlackRock Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Paper & Forest Products (continued)
International Paper Co.	71,340	$3,422,893

		3,777,633
Personal Products — 0.2%
Coty, Inc., Class A (a)(b)	26,729	628,131
Edgewell Personal Care Co. (b)	9,842	782,636
Estee Lauder Cos., Inc., Class A	37,582	3,328,262
Herbalife Ltd. (b)	12,094	749,707
Nu Skin Enterprises, Inc., Class A (a)	9,227	597,725

		6,086,461
Pharmaceuticals — 4.8%
Akorn, Inc. (b)	12,523	341,377
Allergan PLC (b)	68,237	15,715,663
Bristol-Myers Squibb Co.	288,010	15,529,499
Eli Lilly & Co.	167,687	13,458,559
Endo International PLC (b)	34,937	703,981
Johnson & Johnson	472,502	55,816,661
Mallinckrodt PLC (b)	19,556	1,364,618
Merck & Co., Inc.	477,145	29,778,619
Mylan NV (b)	79,557	3,032,713
Perrigo Co. PLC	24,082	2,223,491
Pfizer, Inc.	1,034,561	35,040,581
Zoetis, Inc.	78,858	4,101,405

		177,107,167
Professional Services — 0.3%
Dun & Bradstreet Corp.	6,074	829,830
Equifax, Inc.	20,558	2,766,696
ManpowerGroup, Inc.	11,679	843,924
Nielsen Holdings PLC (a)	62,730	3,360,446
Robert Half International, Inc.	21,550	815,883
TransUnion (b)	7,910	272,895
Verisk Analytics, Inc. (b)	26,793	2,177,735

		11,067,409
Real Estate Investment Trusts (REITs) — 3.9%
Alexandria Real Estate Equities, Inc. (a)	13,005	1,414,554
American Campus Communities, Inc.	22,174	1,127,991
American Capital Agency Corp.	53,905	1,053,304
American Homes 4 Rent, Class A	30,302	655,735
American Tower Corp.	72,465	8,212,458
Annaly Capital Management, Inc.	174,972	1,837,206
Apartment Investment & Management Co., Class A	28,491	1,308,022
Apple Hospitality REIT, Inc. (a)	25,169	465,878
AvalonBay Communities, Inc.	23,756	4,224,767
Boston Properties, Inc.	26,417	3,600,373
Brandywine Realty Trust	26,388	412,181
Brixmor Property Group, Inc.	32,091	891,809

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Camden Property Trust	14,328	$1,199,827
Care Capital Properties, Inc.	14,812	422,142
Chimera Investment Corp.	35,757	570,324
Columbia Property Trust, Inc.	21,367	478,407
Communications Sales & Leasing, Inc. (a)(b)	20,500	643,905
Corporate Office Properties Trust	16,599	470,582
Corrections Corp. of America	19,322	267,996
Crown Castle International Corp.	57,891	5,453,911
CubeSmart	29,988	817,473
CyrusOne, Inc. (a)	11,686	555,903
DCT Industrial Trust, Inc.	14,752	716,210
DDR Corp.	51,289	893,967
Digital Realty Trust, Inc.	25,487	2,475,297
Douglas Emmett, Inc.	23,123	846,995
Duke Realty Corp.	57,751	1,578,335
Empire State Realty Trust, Inc., Class A	21,314	446,528
EPR Properties	10,690	841,731
Equinix, Inc.	11,946	4,303,546
Equity Commonwealth (b)	20,515	619,963
Equity Lifestyle Properties, Inc.	12,677	978,411
Equity One, Inc.	15,908	486,944
Equity Residential	61,325	3,945,037
Essex Property Trust, Inc.	11,566	2,575,748
Extra Space Storage, Inc.	21,260	1,688,257
Federal Realty Investment Trust	12,322	1,896,725
Forest City Realty Trust, Inc., Class A	38,432	888,932
Gaming and Leisure Properties, Inc.	32,764	1,095,956
General Growth Properties, Inc.	100,765	2,781,114
HCP, Inc.	81,780	3,103,551
Healthcare Trust of America, Inc., Class A	22,104	721,032
Highwoods Properties, Inc.	16,217	845,230
Hospitality Properties Trust	26,083	775,187
Host Hotels & Resorts, Inc. (a)	131,810	2,052,282
Kilroy Realty Corp. (a)	15,553	1,078,601
Kimco Realty Corp.	71,900	2,081,505
Lamar Advertising Co., Class A	13,853	904,739
Liberty Property Trust	24,290	980,101
Life Storage, Inc.	7,853	698,446
Macerich Co.	25,401	2,054,179
MFA Financial, Inc.	64,258	480,650
Mid-America Apartment Communities, Inc.	13,650	1,282,963
National Retail Properties, Inc. (a)	23,635	1,201,840
NorthStar Realty Finance Corp.	27,550	362,834
Omega Healthcare Investors, Inc.	30,264	1,072,859
Outfront Media, Inc.	23,654	559,417
Paramount Group, Inc.	30,749	503,976

10	BLACKROCK LARGE CAP INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Piedmont Office Realty Trust, Inc., Class A (a)	24,836	$540,680
Post Properties, Inc.	8,219	543,522
Prologis, Inc.	90,737	4,858,059
Public Storage	25,311	5,647,897
Rayonier, Inc.	20,829	552,802
Realty Income Corp. (a)	45,026	3,013,590
Regency Centers Corp.	18,871	1,462,314
Retail Properties of America, Inc., Class A	39,093	656,762
Senior Housing Properties Trust	40,449	918,597
Simon Property Group, Inc.	52,763	10,922,469
SL Green Realty Corp.	17,589	1,901,371
Spirit Realty Capital, Inc.	81,375	1,084,729
Starwood Property Trust, Inc.	37,986	855,445
STORE Capital Corp.	24,649	726,406
Sun Communities, Inc.	10,617	833,222
Tanger Factory Outlet Centers, Inc.	15,990	622,970
Taubman Centers, Inc.	8,903	662,472
Two Harbors Investment Corp.	53,109	453,020
UDR, Inc.	44,096	1,587,015
Ventas, Inc.	58,563	4,136,305
VEREIT, Inc.	175,752	1,822,548
Vornado Realty Trust (a)	29,905	3,026,685
Weingarten Realty Investors	18,950	738,671
Welltower, Inc.	61,925	4,630,132
Weyerhaeuser Co.	128,268	4,096,880
WP Carey, Inc.	18,151	1,171,284

		143,369,683
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A (b)	54,355	1,520,853
Howard Hughes Corp. (b)	6,205	710,473
Jones Lang LaSalle, Inc.	7,631	868,331
Realogy Holdings Corp. (a)	23,822	616,037

		3,715,694
Road & Rail — 0.8%
AMERCO, Inc.	976	316,449
Avis Budget Group, Inc. (b)	13,305	455,164
CSX Corp.	165,244	5,039,942
Genesee & Wyoming, Inc., Class A (b)	9,900	682,605
Hertz Global Holdings, Inc. (b)	12,113	486,458
JB Hunt Transport Services, Inc.	14,968	1,214,504
Kansas City Southern	19,029	1,775,786
Landstar System, Inc.	7,343	499,911
Norfolk Southern Corp.	50,990	4,949,089
Old Dominion Freight Line, Inc. (a)(b)	11,257	772,343
Ryder System, Inc. (a)	9,455	623,557

Common Stocks	Shares	Value
Road & Rail (continued)
Union Pacific Corp.	145,008	$14,142,630

		30,958,438
Semiconductors & Semiconductor Equipment — 2.5%
Analog Devices, Inc. (a)	53,272	3,433,380
Applied Materials, Inc.	188,355	5,678,903
Broadcom Ltd. (a)	64,971	11,208,797
Cree, Inc. (a)(b)	15,076	387,755
Cypress Semiconductor Corp. (a)	52,699	640,820
First Solar, Inc. (a)(b)	12,778	504,603
Intel Corp.	813,585	30,712,834
KLA-Tencor Corp.	27,533	1,919,325
Lam Research Corp. (a)	27,866	2,639,189
Linear Technology Corp.	41,611	2,467,116
Marvell Technology Group Ltd.	68,062	903,183
Maxim Integrated Products, Inc.	49,905	1,992,707
Microchip Technology, Inc. (a)	36,904	2,293,215
Micron Technology, Inc. (b)	167,572	2,979,430
NVIDIA Corp. (a)	87,692	6,008,656
ON Semiconductor Corp. (b)	67,807	835,382
Qorvo, Inc. (b)	22,514	1,254,930
Skyworks Solutions, Inc.	33,097	2,520,006
SunPower Corp. (a)(b)	9,481	84,570
Teradyne, Inc.	33,592	724,915
Texas Instruments, Inc.	172,792	12,126,543
Xilinx, Inc.	44,492	2,417,695

		93,733,954
Software — 4.3%
Activision Blizzard, Inc.	97,177	4,304,941
Adobe Systems, Inc. (a)(b)	84,310	9,151,007
Allscripts Healthcare Solutions, Inc. (b)	27,852	366,811
ANSYS, Inc. (a)(b)	14,606	1,352,662
Atlassian Corp. PLC, Class A (b)	4,571	136,993
Autodesk, Inc. (b)	37,254	2,694,582
CA, Inc.	52,146	1,724,990
Cadence Design Systems, Inc. (b)	49,515	1,264,118
CDK Global, Inc.	26,141	1,499,448
Citrix Systems, Inc. (b)	27,363	2,331,875
Dell Technologies, Inc. — VMware, Inc., Class V Class V (b)	39,071	1,867,594
Electronic Arts, Inc. (b)	50,351	4,299,975
FireEye, Inc. (a)(b)	22,595	332,824
Fortinet, Inc. (b)	23,621	872,324
Guidewire Software, Inc. (b)	11,826	709,323
Intuit, Inc.	42,315	4,655,073
Manhattan Associates, Inc. (b)	12,351	711,665
Microsoft Corp.	1,305,358	75,188,621
NetSuite, Inc. (b)	6,572	727,455
Nuance Communications, Inc. (b)	35,133	509,428
Oracle Corp.	509,799	20,024,905
PTC, Inc. (b)	18,704	828,774

BLACKROCK LARGE CAP INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	11

Schedule of Investments (continued)	BlackRock Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Software (continued)
Red Hat, Inc. (b)	31,820	$2,572,011
salesforce.com, Inc. (b)	110,760	7,900,511
ServiceNow, Inc. (b)	27,668	2,189,922
Splunk, Inc. (b)	21,754	1,276,525
SS&C Technologies Holdings, Inc. (a)	28,296	909,716
Symantec Corp.	107,003	2,685,775
Synopsys, Inc. (b)	25,084	1,488,735
Tableau Software, Inc., Class A (b)	9,361	517,382
Tyler Technologies, Inc. (b)	5,535	947,758
Ultimate Software Group, Inc. (b)	4,576	935,289
VMware, Inc., Class A (a)(b)	13,317	976,802
Workday, Inc., Class A (a)(b)	20,616	1,890,281
Zynga, Inc., Class A (b)	110,034	320,199

		160,166,294
Specialty Retail — 2.3%
Advance Auto Parts, Inc. (a)	12,342	1,840,439
AutoNation, Inc. (a)(b)	11,212	546,137
AutoZone, Inc. (b)	5,050	3,880,117
Bed Bath & Beyond, Inc. (a)	24,411	1,052,358
Best Buy Co., Inc. (a)	48,407	1,848,179
Cabela’s, Inc. (b)	9,617	528,262
CarMax, Inc. (b)	33,860	1,806,431
CST Brands, Inc.	12,558	603,914
Dick’s Sporting Goods, Inc.	14,398	816,655
Foot Locker, Inc.	23,847	1,614,919
GameStop Corp., Class A (a)	19,530	538,833
Gap, Inc. (a)	36,388	809,269
Home Depot, Inc.	214,003	27,537,906
L Brands, Inc.	42,208	2,987,060
Lowe’s Cos., Inc.	153,887	11,112,180
Michaels Cos., Inc. (b)	13,872	335,286
O’Reilly Automotive, Inc. (b)	16,223	4,544,225
Penske Automotive Group, Inc. (a)	6,328	304,883
Ross Stores, Inc.	68,354	4,395,162
Sally Beauty Holdings, Inc. (a)(b)	24,611	632,011
Signet Jewelers Ltd. (a)	12,833	956,444
Staples, Inc.	107,037	915,166
Tiffany & Co. (a)	19,547	1,419,699
TJX Cos., Inc.	113,971	8,522,751
Tractor Supply Co.	23,398	1,575,855
Ulta Salon Cosmetics & Fragrance, Inc. (b)	10,187	2,424,302
Urban Outfitters, Inc. (a)(b)	15,181	524,048
Williams-Sonoma, Inc. (a)	15,174	775,088

		84,847,579
Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.	944,569	106,783,525
Hewlett Packard Enterprise Co.	298,297	6,786,257
HP, Inc.	300,577	4,667,961
Lexmark International, Inc., Class A	9,232	368,911

Common Stocks	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
NCR Corp. (a)(b)	21,221	$683,104
NetApp, Inc.	48,493	1,737,019
Western Digital Corp.	49,342	2,885,027

		123,911,804
Textiles, Apparel & Luxury Goods — 0.7%
Carter’s, Inc.	8,488	735,994
Coach, Inc. (a)	49,034	1,792,683
Hanesbrands, Inc. (a)	62,652	1,581,963
Kate Spade & Co. (b)	19,097	327,132
lululemon athletica, Inc. (b)	15,850	966,533
Michael Kors Holdings Ltd. (b)	27,426	1,283,263
NIKE, Inc., Class B (a)	229,040	12,058,956
PVH Corp.	14,409	1,592,194
Ralph Lauren Corp. (a)	9,461	956,886
Skechers U.S.A., Inc., Class A (a)(b)	21,628	495,281
Under Armour, Inc., Class A (a)(b)	30,768	1,190,106
Under Armour, Inc., Class C (b)	30,356	1,027,854
VF Corp. (a)	59,999	3,362,944

		27,371,789
Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp, Inc. (a)	79,103	1,125,636
People’s United Financial, Inc. (a)	50,537	799,495
TFS Financial Corp.	8,385	149,337

		2,074,468
Tobacco — 1.5%
Altria Group, Inc.	336,384	21,269,560
Philip Morris International, Inc.	267,086	25,966,101
Reynolds American, Inc.	142,816	6,733,775

		53,969,436
Trading Companies & Distributors — 0.2%
Air Lease Corp. (a)	15,291	437,017
Fastenal Co. (a)	50,263	2,099,988
HD Supply Holdings, Inc. (b)	33,722	1,078,429
Herc Holdings, Inc. (b)	3,560	119,972
MSC Industrial Direct Co., Inc., Class A	8,129	596,750
United Rentals, Inc. (b)	15,902	1,248,148
W.W. Grainger, Inc. (a)	9,648	2,169,256
Watsco, Inc.	4,354	613,479
WESCO International, Inc. (a)(b)	7,267	446,848

		8,809,887
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	12,417	1,033,591
Water Utilities — 0.1%
American Water Works Co., Inc.	31,097	2,327,299

12	BLACKROCK LARGE CAP INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Water Utilities (continued)
Aqua America, Inc. (a)	29,593	$901,995

		3,229,294
Wireless Telecommunication Services — 0.2%
SBA Communications Corp., Class A (b)	21,812	2,446,434
Sprint Corp. (a)(b)	127,337	844,244
T-Mobile U.S., Inc. (b)	50,006	2,336,280
Telephone & Data Systems, Inc.	16,748	455,211
United States Cellular Corp. (b)	2,304	83,728

		6,165,897
Total Long-Term Investments (Cost — $3,349,299,468) — 97.2%		3,609,493,224

Short-Term Securities — 12.6%
BlackRock Cash Funds: Institutional, SL Agency Shares (c)(d)(e)	263,707,622	263,707,622

Short-Term Securities	Shares	Value
Short-Term Securities (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares (c)(d)	203,310,114	$203,310,114
Total Short-Term Securities (Cost — $467,017,736*) — 12.6%		467,017,736
Total Investments (Cost — $3,816,317,204*) — 109.8%		4,076,510,960
Liabilities in Excess of Other Assets — (9.8)%		(363,693,282)

Net Assets — 100.0%		$3,712,817,678

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,823,574,301

Gross unrealized appreciation	$370,018,352
Gross unrealized depreciation	(117,081,693)

Net unrealized appreciation	$252,936,659

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Shares Purchased		Shares Sold	Shares Held at September 30, 2016	Value at September 30, 2016	Income		Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	198,484,859	65,222,763	[1]	—	263,707,622	$263,707,622	$956,765	[3]	—
BlackRock Cash Funds: Prime, SL Agency Shares	115,638,588	—		(115,638,588)[2]	—	—	144,565		—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	203,310,114	[1]	—	203,310,114	203,310,114	34,670		—
BlackRock, Inc.	15,691	5,883		(182)	21,392	7,753,744	124,713		$(5,321)
PNC Financial Services Group, Inc.	64,776	21,680		(754)	85,702	7,720,893	111,360		1,581
Total						$482,492,373	$1,372,073		$(3,740)

[1]	Represents net shares purchased.

[2]	Represents net shares sold.

[3]

Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BLACKROCK LARGE CAP INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	13

Schedule of Investments (continued)	BlackRock Large Cap Index Master Portfolio

(d)	Current yield as of period end.

(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

For Master Portfolio compliance purposes, the Master Portfolio’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes for this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Long	Issue	Expiration	Notional Value	Unrealized Appreciation
828	S&P 500 E-Mini Index	December 2016	$89,440,560	$189,747
61	S&P MidCap 400 E-Mini Index	December 2016	$9,452,560	33,134
Total				$222,881

Portfolio Abbreviations

S&P	Standard and Poor’s

14	BLACKROCK LARGE CAP INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Large Cap Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$3,609,493,224	—	—	$3,609,493,224
Short-Term Securities	467,017,736	—	—	467,017,736

Total	$4,076,510,960	—	—	$4,076,510,960

Derivative Financial Instruments[2]
Assets:
Equity contracts	$222,881	—	—	$222,881

[1]	See above Schedule of Investments for values in each sector.

[2]	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK LARGE CAP INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	15

Schedule of Investments (concluded)	BlackRock Large Cap Index Master Portfolio

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$28,751,125	—	—	$28,751,125
Cash pledged for futures contracts	8,379,100	—	—	8,379,100
Liabilities:
Collateral on securities loaned at value	—	$(263,707,622)	—	(263,707,622)

Total	$37,130,225	$(263,707,622)	—	$(226,577,397)

During the period ended September 30, 2016, there were no transfers between levels.

16	BLACKROCK LARGE CAP INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments September 30, 2016 (Unaudited)	LifePath Retirement Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 41.4%
Active Stock Master Portfolio	$23,742,543	$23,742,543
BlackRock Commodity Strategies Fund (b)	785,691	5,790,540
BlackRock Emerging Markets Fund, Inc.	214,892	3,996,995
International Tilts Master Portfolio	$15,397,319	15,397,319
iShares MSCI Canada ETF (c)	47,708	1,225,618
iShares MSCI EAFE Small-Cap ETF	41,037	2,150,749
Large Cap Index Master Portfolio	$14,703,775	14,703,775
Master Small Cap Index Series	$6,668,964	6,668,964

		73,676,503
Fixed Income Funds — 57.7%
CoreAlpha Bond Master Portfolio	$87,683,958	87,683,958
iShares TIPS Bond ETF	129,711	15,110,034

		102,793,992
Short-Term Securities — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.36% (d)	1,691,992	1,691,992
Total Affiliated Investment Companies — 100.1%		178,162,487

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.0%
Ichigo Hotel REIT Investment Corp.	10	13,529
New South Resources, Ltd. (b)	29,625	36,522

		50,051
Hotels, Restaurants & Leisure — 0.0%
Hilton Worldwide Holdings, Inc.	359	8,232
Real Estate Investment Trusts (REITs) — 0.6%
AEON REIT Investment Corp.	5	6,516
Alexandria Real Estate Equities, Inc.	151	16,424
American Campus Communities, Inc.	384	19,534
American Homes 4 Rent, Class A	766	16,576
AvalonBay Communities, Inc.	253	44,994
Beni Stabili SpA SIIQ (b)	13,582	8,109
Boston Properties, Inc.	363	49,473
British Land Co. PLC	3,528	28,898
Cambridge Industrial Trust	18,800	7,595
CareTrust REIT, Inc.	504	7,449
Charter Hall Retail REIT	4,364	14,205
CyrusOne, Inc.	474	22,548
DiamondRock Hospitality Co.	1,846	16,799
Dream Office Real Estate Investment Trust	627	8,086

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
EPR Properties	208	$16,378
Equity One, Inc.	536	16,407
Essex Property Trust, Inc.	137	30,510
Eurocommercial Properties NV CVA	216	9,754
Extra Space Storage, Inc.	433	34,385
Federal Realty Investment Trust	173	26,630
First Industrial Realty Trust, Inc.	948	26,753
General Growth Properties, Inc.	975	26,910
Gramercy Property Trust	1,715	16,533
Great Portland Estates PLC	970	7,955
Hammerson PLC	1,864	14,186
Healthcare Trust of America, Inc., Class A	560	18,267
Host Hotels & Resorts, Inc.	1,444	22,483
Ichigo Office REIT Investment Corp.	25	18,371
Japan Hotel REIT Investment Corp.	22	17,513
Japan Rental Housing Investments, Inc.	31	26,007
Kenedix Retail REIT Corp.	10	23,707
Kilroy Realty Corp.	420	29,127
LaSalle Logiport REIT	5	5,308
Link REIT	1,500	11,073
McKay Securities PLC	826	2,169
Medical Properties Trust, Inc.	511	7,547
MGM Growth Properties LLC	316	8,238
National Health Investors, Inc.	82	6,435
NSI NV	1,883	7,781
Public Storage	64	14,281
Retail Properties of America, Inc., Class A	1,842	30,946
Rexford Industrial Realty, Inc.	450	10,301
Scentre Group	3,185	11,498
Simon Property Group, Inc.	435	90,049
SL Green Realty Corp.	134	14,485
STAG Industrial, Inc.	842	20,637
STORE Capital Corp.	277	8,163
Sun Communities, Inc.	130	10,202
Terreno Realty Corp.	826	22,723
UDR, Inc.	620	22,314
Unibail-Rodamco SE	126	33,974
Vastned Retail NV	446	18,037
Ventas, Inc.	918	64,838
Westfield Corp.	7,431	55,603

		1,125,684
Real Estate Management & Development — 0.2%
BUWOG AG	669	18,098
Deutsche Wohnen AG, Bearer Shares	577	20,996
Entra ASA (e)	2,073	23,234
First Capital Realty, Inc.	706	11,828
Grainger PLC	3,497	10,405
Howard Hughes Corp. (b)	109	12,480

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	LifePath Retirement Master Portfolio

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Inmobiliaria Colonial SA	2,279	$16,576
Intiland Development Tbk PT	428,900	19,718
Kungsleden AB	1,065	7,789
Mitsui Fudosan Co. Ltd.	2,000	42,549
Puradelta Lestari Tbk PT	399,500	7,526
St. Modwen Properties PLC	3,372	12,850
Sun Hung Kai Properties Ltd.	3,000	45,608
Takara Leben Co., Ltd.	500	3,382
Unizo Holdings Co., Ltd.	1,800	50,199

		303,238
Road & Rail — 0.0%
MTR Corp. Ltd.	1,500	8,289
Total Common Stocks — 0.8%		1,495,494
Total Investments (Cost — $154,626,196*) — 100.9%		179,657,981
Liabilities in Excess of Other Assets — (0.9)%		(1,539,396)

Net Assets — 100.0%		$178,118,585

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$120,325,146

Gross unrealized appreciation	$59,352,926
Gross unrealized depreciation	(20,091)

Net unrealized appreciation	$59,332,835

2	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	LifePath Retirement Master Portfolio

Notes to Schedule of Investments

(a)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income		Realized Gain(Loss)
Active Stock Master Portfolio	$28,411,425	—		$(4,668,882)[1]	$23,742,543	$23,742,543	$321,852		$(5,440,033)
BlackRock Cash Funds: Institutional, SL Agency Shares	517,747	—		(517,747)[1]	—	—	$6,833	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares	—	—		—	—	—	$1,419	[2]	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	1,691,992	[3]	—	1,691,992	$1,691,992	$128	[2]	—
BlackRock Commodity Strategies Fund	1,399,391	35,209		(648,909)	785,691	$5,790,540	—		$(505,238)
BlackRock Emerging Markets Fund, Inc.	325,916	16,244		(127,268)	214,892	$3,996,995	—		$(79,260)
CoreAlpha Bond Master Portfolio	$129,362,345	—		$(41,678,387)[1]	$87,683,958	$87,683,958	$1,782,626		$1,402,537
International Tilts Master Portfolio	$20,042,535	—		$(4,645,216)[1]	$15,397,319	$15,397,319	$406,737		$(1,392,210)
iShares MSCI Canada ETF	68,752	3,691		(24,735)	47,708	$1,225,618	$10,562		$(31,003)
iShares MSCI EAFE Small-Cap ETF	53,861	7,731		(20,555)	41,037	$2,150,749	$29,820		$32,530
iShares TIPS Bond ETF	208,795	16,265		(95,349)	129,711	$15,110,034	$216,794		$805,404
Large Cap Index Master Portfolio	$24,159,652	—		$(9,455,877)[1]	$14,703,775	$14,703,775	$274,704		$(3,341,995)
Master Small Cap Index Series	$9,573,489	—		$(2,904,525)[1]	$6,668,964	$6,668,964	$75,249		$248,580
Total						$178,162,487	$3,126,724		$(8,300,688)

[1] Represents net shares/beneficial interest sold.

[2]   Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/beneficial interest purchased.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	LifePath Retirement Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	33,000	USD	25,076	Citibank N.A.	10/20/16	$169
AUD	75,000	USD	56,299	Morgan Stanley & Co. International PLC	10/20/16	1,077
AUD	3,000	USD	2,239	UBS AG	10/20/16	56
CAD	4,000	USD	3,036	Credit Suisse International	10/20/16	8
CAD	5,000	USD	3,792	Goldman Sachs International	10/20/16	13
CAD	31,000	USD	23,616	Goldman Sachs International	10/20/16	(25)
CAD	19,000	USD	14,622	Morgan Stanley & Co. International PLC	10/20/16	(163)
CAD	4,000	USD	3,108	Morgan Stanley & Co. International PLC	10/20/16	(64)
CHF	7,000	USD	7,140	Credit Suisse International	10/20/16	88
CHF	12,000	USD	12,272	Morgan Stanley & Co. International PLC	10/20/16	118
EUR	2,000	USD	2,229	BNP Paribas S.A.	10/20/16	20
EUR	27,000	USD	30,099	Citibank N.A.	10/20/16	267
EUR	74,000	USD	82,653	Citibank N.A.	10/20/16	571
EUR	4,000	USD	4,515	Goldman Sachs International	10/20/16	(17)
EUR	2,000	USD	2,212	Morgan Stanley & Co. International PLC	10/20/16	37
GBP	32,000	USD	42,038	Goldman Sachs International	10/20/16	(455)
GBP	10,000	USD	13,168	Morgan Stanley & Co. International PLC	10/20/16	(173)
GBP	26,000	USD	34,422	Royal Bank of Scotland PLC	10/20/16	(636)
GBP	5,000	USD	6,512	State Street Bank and Trust Co.	10/20/16	(15)
HKD	28,000	USD	3,612	Morgan Stanley & Co. International PLC	10/20/16	(1)
HKD	495,000	USD	63,847	Morgan Stanley & Co. International PLC	10/20/16	(15)
HKD	289,000	USD	37,302	Royal Bank of Scotland PLC	10/20/16	(34)
HKD	12,000	USD	1,549	Royal Bank of Scotland PLC	10/20/16	(1)
HKD	12,000	USD	1,549	Royal Bank of Scotland PLC	10/20/16	(1)
HKD	23,000	USD	2,965	State Street Bank and Trust Co.	10/20/16	1
IDR	102,109,000	USD	7,870	Nomura International PLC	10/20/16	(65)
ILS	8,000	USD	2,078	Morgan Stanley & Co. International PLC	10/20/16	55
JPY	794,000	USD	7,836	Bank of America N.A.	10/20/16	10
JPY	469,000	USD	4,678	Barclays Bank PLC	10/20/16	(44)

4	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	LifePath Retirement Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	148,000	USD	1,460	Barclays Bank PLC	10/20/16	$3
JPY	323,000	USD	3,163	Barclays Bank PLC	10/20/16	29
JPY	571,000	USD	5,579	Citibank N.A.	10/20/16	63
JPY	363,000	USD	3,575	Citibank N.A.	10/20/16	12
JPY	212,000	USD	2,105	Citibank N.A.	10/20/16	(10)
JPY	212,000	USD	2,075	Goldman Sachs International	10/20/16	20
JPY	168,000	USD	1,639	Morgan Stanley & Co. International PLC	10/20/16	21
JPY	2,571,000	USD	24,328	Morgan Stanley & Co. International PLC	10/20/16	1,078
JPY	584,000	USD	5,558	Morgan Stanley & Co. International PLC	10/20/16	212
JPY	128,000	USD	1,269	Morgan Stanley & Co. International PLC	10/20/16	(5)
JPY	45,000	USD	446	Morgan Stanley & Co. International PLC	10/20/16	(2)
JPY	2,687,000	USD	26,774	Morgan Stanley & Co. International PLC	10/20/16	(222)
JPY	461,000	USD	4,594	Morgan Stanley & Co. International PLC	10/20/16	(39)
JPY	10,446,000	USD	101,193	Morgan Stanley & Co. International PLC	10/20/16	2,030
JPY	164,000	USD	1,556	Northern Trust Co.	10/20/16	64
JPY	171,000	USD	1,683	State Street Bank and Trust Co.	10/20/16	7
JPY	322,000	USD	3,149	State Street Bank and Trust Co.	10/20/16	33
NOK	70,000	USD	8,757	Citibank N.A.	10/20/16	2
NZD	2,000	USD	1,452	Citibank N.A.	10/20/16	1
SEK	104,000	USD	12,165	Citibank N.A.	10/20/16	(16)
SEK	49,000	USD	5,844	Goldman Sachs International	10/20/16	(120)
SEK	10,000	USD	1,189	Goldman Sachs International	10/20/16	(21)
SEK	36,000	USD	4,261	Northern Trust Co.	10/20/16	(55)
SGD	27,000	USD	19,805	Barclays Bank PLC	10/20/16	1
SGD	31,000	USD	23,010	Morgan Stanley & Co. International PLC	10/20/16	(270)
USD	6,098	AUD	8,000	Bank of America N.A.	10/20/16	(22)
USD	754	AUD	1,000	Barclays Bank PLC	10/20/16	(11)
USD	2,308	AUD	3,000	Barclays Bank PLC	10/20/16	13
USD	764	AUD	1,000	Citibank N.A.	10/20/16	(1)
USD	2,298	AUD	3,000	Goldman Sachs International	10/20/16	4
USD	5,360	AUD	7,000	Goldman Sachs International	10/20/16	5
USD	2,282	AUD	3,000	Goldman Sachs International	10/20/16	(13)
USD	3,002	AUD	4,000	Goldman Sachs International	10/20/16	(58)
USD	14,192	AUD	19,000	HSBC Bank PLC	10/20/16	(343)
USD	2,241	AUD	3,000	Northern Trust Co.	10/20/16	(54)
USD	3,796	AUD	5,000	Royal Bank of Scotland PLC	10/20/16	(29)
USD	3,031	AUD	4,000	Royal Bank of Scotland PLC	10/20/16	(29)
USD	53,553	AUD	71,000	State Street Bank and Trust Co.	10/20/16	(762)
USD	3,019	AUD	4,000	State Street Bank and Trust Co.	10/20/16	(41)
USD	4,552	AUD	6,000	State Street Bank and Trust Co.	10/20/16	(37)
USD	3,027	AUD	4,000	State Street Bank and Trust Co.	10/20/16	(33)
USD	6,838	CAD	9,000	Goldman Sachs International	10/20/16	(11)

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	LifePath Retirement Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	13,722	CAD	18,000	Goldman Sachs International	10/20/16	$24
USD	1,524	CAD	2,000	Goldman Sachs International	10/20/16	2
USD	12,213	CAD	16,000	Morgan Stanley & Co. International PLC	10/20/16	37
USD	2,052	CHF	2,000	Barclays Bank PLC	10/20/16	(13)
USD	4,121	CHF	4,000	Goldman Sachs International	10/20/16	(9)
USD	11,250	EUR	10,000	Bank of America N.A.	10/20/16	4
USD	3,381	EUR	3,000	Barclays Bank PLC	10/20/16	7
USD	61,516	EUR	55,000	Citibank N.A.	10/20/16	(340)
USD	1,121	EUR	1,000	Credit Suisse International	10/20/16	(4)
USD	1,136	EUR	1,000	Credit Suisse International	10/20/16	12
USD	4,498	EUR	4,000	Goldman Sachs International	10/20/16	(1)
USD	17,679	EUR	16,000	Morgan Stanley & Co. International PLC	10/20/16	(316)
USD	5,572	EUR	5,000	Morgan Stanley & Co. International PLC	10/20/16	(51)
USD	1,105	EUR	1,000	Northern Trust Co.	10/20/16	(19)
USD	1,131	EUR	1,000	Northern Trust Co.	10/20/16	6
USD	6,749	EUR	6,000	State Street Bank and Trust Co.	10/20/16	1
USD	3,343	EUR	3,000	State Street Bank and Trust Co.	10/20/16	(31)
USD	2,641	GBP	2,000	BNP Paribas S.A.	10/20/16	42
USD	43,957	GBP	33,000	Citibank N.A.	10/20/16	1,074
USD	41,016	GBP	31,000	Citibank N.A.	10/20/16	733
USD	9,084	GBP	7,000	Goldman Sachs International	10/20/16	(13)
USD	1,322	GBP	1,000	Northern Trust Co.	10/20/16	22
USD	1,306	GBP	1,000	Northern Trust Co.	10/20/16	7
USD	3,962	GBP	3,000	State Street Bank and Trust Co.	10/20/16	64
USD	2,837	HKD	22,000	Barclays Bank PLC	10/20/16	—
USD	38,183	HKD	296,000	Barclays Bank PLC	10/20/16	12
USD	17,924	HKD	139,000	Citibank N.A.	10/20/16	(1)
USD	5,417	HKD	42,000	Commonwealth Bank of Australia	10/20/16	1
USD	1,290	HKD	10,000	Morgan Stanley & Co. International PLC	10/20/16	1
USD	1,936	HKD	15,000	UBS AG	10/20/16	1
USD	10,637	IDR	139,393,000	Standard Chartered Bank	10/20/16	(18)
USD	4,682	IDR	62,597,000	Standard Chartered Bank	10/20/16	(103)
USD	4,861	JPY	502,000	Barclays Bank PLC	10/20/16	(99)
USD	2,881	JPY	297,000	Citibank N.A.	10/20/16	(54)
USD	9,180	JPY	926,000	Citibank N.A.	10/20/16	29
USD	2,503	JPY	251,000	Citibank N.A.	10/20/16	22
USD	2,707	JPY	272,000	Citibank N.A.	10/20/16	19
USD	1,138	JPY	115,000	Citibank N.A.	10/20/16	2
USD	2,164	JPY	216,000	Citibank N.A.	10/20/16	30
USD	1,633	JPY	163,000	Citibank N.A.	10/20/16	22
USD	18,268	JPY	1,833,000	Citibank N.A.	10/20/16	155
USD	3,657	JPY	373,000	Credit Suisse International	10/20/16	(28)
USD	4,852	JPY	513,000	Goldman Sachs International	10/20/16	(217)
USD	6,147	JPY	621,000	Goldman Sachs International	10/20/16	10
USD	1,315	JPY	134,000	HSBC Bank PLC	10/20/16	(9)
USD	119,834	JPY	12,459,000	Morgan Stanley & Co. International PLC	10/20/16	(3,280)
USD	52,076	JPY	5,403,000	Northern Trust Co.	10/20/16	(1,314)

6	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	LifePath Retirement Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,508	JPY	571,000	Northern Trust Co.	10/20/16	$(135)
USD	1,603	JPY	170,000	Northern Trust Co.	10/20/16	(76)
USD	1,402	JPY	143,000	Royal Bank of Canada	10/20/16	(11)
USD	1,742	JPY	177,000	State Street Bank and Trust Co.	10/20/16	(7)
USD	2,221	JPY	229,000	UBS AG	10/20/16	(42)
USD	13,354	NOK	110,000	Goldman Sachs International	10/20/16	(410)
USD	705	NOK	6,000	Goldman Sachs International	10/20/16	(45)
USD	6,976	NOK	58,000	HSBC Bank PLC	10/20/16	(281)
USD	355	NOK	3,000	Morgan Stanley & Co. International PLC	10/20/16	(20)
USD	8,073	NOK	68,000	Royal Bank of Scotland PLC	10/20/16	(435)
USD	4,439	SEK	38,000	Morgan Stanley & Co. International PLC	10/20/16	—
USD	2,469	SEK	21,000	UBS AG	10/20/16	15
USD	6,883	SEK	59,000	UBS AG	10/20/16	(9)
USD	9,535	SGD	13,000	Bank of America N.A.	10/20/16	(1)
USD	3,675	SGD	5,000	Morgan Stanley & Co. International PLC	10/20/16	8
USD	2,931	SGD	4,000	State Street Bank and Trust Co.	10/20/16	(3)
Total						$(2,858)

Portfolio Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	7

Schedule of Investments (continued)	LifePath Retirement Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$13,163,903	$60,512,600	—	$73,676,503
Fixed Income Funds	15,110,034	87,683,958	—	102,793,992
Short-Term Securities	1,691,992	—	—	1,691,992
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	—	50,051	—	50,051
Hotels, Restaurants & Leisure	8,232	—	—	8,232
Real Estate Investment Trusts (REITs)	815,463	310,221	—	1,125,684
Real Estate Management & Development	56,876	246,362	—	303,238
Road & Rail	—	8,289	—	8,289

Total	$30,846,500	$148,811,481	—	$179,657,981

8	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (concluded)	LifePath Retirement Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Forward foreign currency contracts	—	$8,450	—	$8,450
Liabilities:
Forward foreign currency contracts	—	(11,308)	—	(11,308)

Total	—	$(2,858)	—	$(2,858)

[1] Derivative financial instruments are forward foreign currency exchange contracts that are valued at the unrealized appreciation (depreciation) on the instrument.

The LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$1,608	—	—	$1,608
Liabilities:
Collateral on securities loaned at value	—	$(1,244,460)	—	(1,244,460)

Total	$1,608	$(1,244,460)	—	$(1,242,852)

During the period ended September 30, 2016, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	9

Schedule of Investments September 30, 2016 (Unaudited)	LifePath 2020 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 48.8%
Active Stock Master Portfolio	$90,795,682	$90,795,682
BlackRock Commodity Strategies Fund (b)	2,240,610	16,513,293
BlackRock Emerging Markets Fund, Inc.	762,072	14,174,536
International Tilts Master Portfolio	$55,298,679	55,298,679
iShares MSCI Canada ETF (c)	179,688	4,616,185
iShares MSCI EAFE Small-Cap ETF	144,956	7,597,144
Large Cap Index Master Portfolio	$43,438,553	43,438,553
Master Small Cap Index Series	$17,087,264	17,087,264

		249,521,336
Fixed Income Funds — 48.0%
CoreAlpha Bond Master Portfolio	$212,026,464	212,026,464
iShares TIPS Bond ETF	286,197	33,339,088

		245,365,552
Short-Term Securities — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.36% (d)(e)	1,836,724	1,836,724
Total Affiliated Investment Companies — 97.2%		496,723,612

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.1%
Ichigo Hotel REIT Investment Corp.	100	135,284
New South Resources, Ltd. (b)	250,396	308,692

		443,976
Hotels, Restaurants & Leisure — 0.0%
Hilton Worldwide Holdings, Inc.	3,717	85,231
Real Estate Investment Trusts (REITs) — 2.3%
AEON REIT Investment Corp.	53	69,071
Alexandria Real Estate Equities, Inc.	1,573	171,095
American Campus Communities, Inc.	4,184	212,840
American Homes 4 Rent, Class A	7,929	171,584
AvalonBay Communities, Inc.	2,644	470,209
Beni Stabili SpA SIIQ	145,845	87,077
Boston Properties, Inc.	3,769	513,677
British Land Co. PLC	37,881	310,280
Cambridge Industrial Trust	202,000	81,608
CareTrust REIT, Inc.	4,689	69,303
Charter Hall Retail REIT	46,921	152,725
CyrusOne, Inc.	4,990	237,374
DiamondRock Hospitality Co.	18,365	167,121
Dream Office Real Estate Investment Trust	6,361	82,037

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
EPR Properties	2,154	$169,606
Equity One, Inc.	5,601	171,447
Essex Property Trust, Inc.	1,438	320,243
Eurocommercial Properties NV CVA	2,324	104,941
Extra Space Storage, Inc.	4,551	361,395
Federal Realty Investment Trust	1,805	277,844
First Industrial Realty Trust, Inc.	9,898	279,321
General Growth Properties, Inc.	10,070	277,932
Gramercy Property Trust	17,762	171,226
Great Portland Estates PLC	10,419	85,442
Hammerson PLC	20,016	152,337
Healthcare Trust of America, Inc., Class A	5,869	191,447
Host Hotels & Resorts, Inc.	14,865	231,448
Ichigo Office REIT Investment Corp.	274	201,344
Japan Hotel REIT Investment Corp.	239	190,255
Japan Rental Housing Investments, Inc.	333	279,361
Kenedix Retail REIT Corp.	108	256,038
Kilroy Realty Corp.	4,286	297,234
LaSalle Logiport REIT	48	50,960
Link REIT	18,000	132,878
McKay Securities PLC	8,869	23,285
Medical Properties Trust, Inc.	5,171	76,376
MGM Growth Properties LLC	3,269	85,223
National Health Investors, Inc.	882	69,219
NSI NV	20,218	83,542
Public Storage	674	150,396
Retail Properties of America, Inc., Class A	19,121	321,233
Rexford Industrial Realty, Inc.	4,698	107,537
Scentre Group	34,185	123,414
Simon Property Group, Inc.	4,546	941,067
SL Green Realty Corp.	1,376	148,746
STAG Industrial, Inc.	8,721	213,752
STORE Capital Corp.	2,865	84,431
Sun Communities, Inc.	1,154	90,566
Terreno Realty Corp.	8,580	236,036
UDR, Inc.	6,663	239,801
Unibail-Rodamco SE	1,357	365,892
Vastned Retail NV	4,793	193,832
Ventas, Inc.	9,632	680,308
Westfield Corp.	79,762	596,826

		11,830,182
Real Estate Management & Development — 0.6%
BUWOG AG	7,183	194,315
Deutsche Wohnen AG, Bearer Shares	6,200	225,606
Entra ASA (f)	22,262	249,514
First Capital Realty, Inc.	7,295	122,218
Grainger PLC	39,505	117,541

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	LifePath 2020 Master Portfolio

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Howard Hughes Corp. (b)	1,128	$129,156
Inmobiliaria Colonial SA	24,475	178,018
Intiland Development Tbk PT	3,645,200	167,583
Kungsleden AB	11,442	83,684
Mitsui Fudosan Co. Ltd.	23,000	489,311
Modernland Realty Tbk PT (b)	1,756,000	49,514
Puradelta Lestari Tbk PT	3,124,300	58,857
St. Modwen Properties PLC	36,211	137,989
Sun Hung Kai Properties Ltd.	34,000	516,894
Takara Leben Co., Ltd.	5,500	37,201
Unizo Holdings Co., Ltd.	15,400	429,481

		3,186,882

Common Stocks	Shares	Value
Road & Rail — 0.0%
MTR Corp. Ltd.	15,500	$85,653
Total Common Stocks — 3.0%		15,631,924
Total Investments (Cost — $470,063,733*) — 100.2%		512,355,536
Liabilities in Excess of Other Assets — (0.2)%		(971,174)

Net Assets — 100.0%		$511,384,362

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$462,095,866

Gross unrealized appreciation	$58,791,865
Gross unrealized depreciation	(8,532,195)

Net unrealized appreciation	$50,259,670

2	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	LifePath 2020 Master Portfolio

Notes to Schedule of Investments

(a)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income		Realized Gain (Loss)
Active Stock Master Portfolio	$98,938,953	—		$(8,143,271)[1]	$90,795,682	$90,795,682	$1,210,987		$(9,107,664)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,831,794	—		(2,831,794)[1]	—	—	$22,909	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares	1,196,918	—		(1,196,918)[1]	—	—	$3,164	[2]	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	1,836,724	[2]	—	1,836,724	$1,836,724	$690	[2]	—
BlackRock Commodity Strategies Fund	3,062,221	143,488		(965,099)	2,240,610	$16,513,293	—		$(1,344,988)
BlackRock Emerging Markets Fund, Inc.	1,006,837	31,768		(276,533)	762,072	$14,174,536	—		$(750,181)
CoreAlpha Bond Master Portfolio	$246,301,565	—		$(34,275,101)[1]	$212,026,464	$212,026,464	$3,860,416		$4,103,061
International Tilts Master Portfolio	$61,723,700	—		$(6,425,021)[1]	$55,298,679	$55,298,679	$1,435,957		$(2,971,435)
iShares MSCI Canada ETF	220,099	3,618		(44,029)	179,688	$4,616,185	$36,672		$(276,464)
iShares MSCI EAFE Small-Cap ETF	172,841	6,277		(34,162)	144,956	$7,597,144	$105,058		$11,034
iShares TIPS Bond ETF	342,392	33,961		(90,156)	286,197	$33,339,088	$422,815		$(82,567)
Large Cap Index Master Portfolio	$51,535,999	—		$(8,097,446)[1]	$43,438,553	$43,438,553	$694,163		$(5,787,096)
Master Small Cap Index Series	$20,833,677	—		$(3,746,413)[1]	$17,087,264	$17,087,264	$184,110		$252,485
Total						$496,723,612	$7,976,941		$(15,953,815)

[1] Represents net shares/beneficial interest sold.

[2]   Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/beneficial interest purchased.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	Current yield as of period end.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	LifePath 2020 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	388,000	USD	294,838	Citibank N.A.	10/20/16	$1,984
AUD	11,000	USD	8,180	HSBC Bank PLC	10/20/16	235
AUD	141,000	USD	105,841	Morgan Stanley & Co. International PLC	10/20/16	2,024
CAD	16,000	USD	12,146	Credit Suisse International	10/20/16	30
CAD	62,000	USD	47,231	Goldman Sachs International	10/20/16	(50)
CAD	12,000	USD	9,100	Goldman Sachs International	10/20/16	32
CAD	223,000	USD	171,612	Morgan Stanley & Co. International PLC	10/20/16	(1,910)
CAD	57,000	USD	44,291	Morgan Stanley & Co. International PLC	10/20/16	(914)
CHF	144,000	USD	147,266	Morgan Stanley & Co. International PLC	10/20/16	1,418
EUR	21,000	USD	23,405	BNP Paribas S.A.	10/20/16	213
EUR	383,000	USD	427,004	Citibank N.A.	10/20/16	3,740
EUR	126,000	USD	140,734	Citibank N.A.	10/20/16	973
EUR	40,000	USD	45,155	Goldman Sachs International	10/20/16	(168)
EUR	6,000	USD	6,776	Morgan Stanley & Co. International PLC	10/20/16	(28)
GBP	36,000	USD	47,221	Commonwealth Bank of Australia	10/20/16	(440)
GBP	56,000	USD	73,566	Goldman Sachs International	10/20/16	(796)
GBP	112,000	USD	147,476	Morgan Stanley & Co. International PLC	10/20/16	(1,937)
GBP	18,000	USD	23,777	Royal Bank of Scotland PLC	10/20/16	(387)
GBP	273,000	USD	361,428	Royal Bank of Scotland PLC	10/20/16	(6,676)
GBP	52,000	USD	67,720	The Toronto-Dominion Bank	10/20/16	(148)
HKD	128,000	USD	16,521	HSBC Bank USA PLC	10/20/16	(15)
HKD	109,000	USD	14,068	Morgan Stanley & Co. International PLC	10/20/16	(12)
HKD	221,000	USD	28,510	Morgan Stanley & Co. International PLC	10/20/16	(11)
HKD	991,000	USD	127,822	Morgan Stanley & Co. International PLC	10/20/16	(29)
HKD	3,525,000	USD	454,977	Royal Bank of Scotland PLC	10/20/16	(415)
ILS	64,000	USD	16,625	Morgan Stanley & Co. International PLC	10/20/16	437
JPY	1,574,000	USD	15,534	Bank of America N.A.	10/20/16	20
JPY	1,777,000	USD	17,647	Bank of America N.A.	10/20/16	(87)
JPY	2,261,000	USD	22,125	Barclays Bank PLC	10/20/16	217
JPY	2,152,000	USD	21,049	Barclays Bank PLC	10/20/16	216
JPY	2,325,000	USD	23,192	Barclays Bank PLC	10/20/16	(217)
JPY	1,069,000	USD	10,545	Barclays Bank PLC	10/20/16	18
JPY	3,687,000	USD	36,024	Citibank N.A.	10/20/16	409

4	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	LifePath 2020 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	2,644,000	USD	26,037	Citibank N.A.	10/20/16	$90
JPY	1,558,000	USD	15,248	Commonwealth Bank of Australia	10/20/16	147
JPY	13,788,000	USD	130,469	Morgan Stanley & Co. International PLC	10/20/16	5,777
JPY	8,025,000	USD	76,380	Morgan Stanley & Co. International PLC	10/20/16	2,919
JPY	14,005,000	USD	139,550	Morgan Stanley & Co. International PLC	10/20/16	(1,160)
JPY	2,686,000	USD	26,769	Morgan Stanley & Co. International PLC	10/20/16	(227)
JPY	21,703,000	USD	210,242	Morgan Stanley & Co. International PLC	10/20/16	4,217
JPY	1,735,000	USD	17,075	Morgan Stanley & Co. International PLC	10/20/16	69
JPY	1,091,000	USD	10,642	Morgan Stanley & Co. International PLC	10/20/16	139
NOK	170,000	USD	21,268	BNP Paribas S.A.	10/20/16	3
NZD	22,000	USD	15,973	Citibank N.A.	10/20/16	15
SEK	277,000	USD	32,400	Citibank N.A.	10/20/16	(42)
SEK	503,000	USD	59,989	Goldman Sachs International	10/20/16	(1,230)
SEK	128,000	USD	15,216	Goldman Sachs International	10/20/16	(263)
SEK	419,000	USD	49,588	Northern Trust Co.	10/20/16	(642)
SGD	59,000	USD	43,277	Barclays Bank PLC	10/20/16	2
SGD	371,000	USD	275,375	Morgan Stanley & Co. International PLC	10/20/16	(3,236)
USD	55,641	AUD	73,000	Bank of America N.A.	10/20/16	(205)
USD	6,784	AUD	9,000	Barclays Bank PLC	10/20/16	(101)
USD	55,902	AUD	73,000	Barclays Bank PLC	10/20/16	56
USD	43,406	AUD	57,000	BNP Paribas S.A.	10/20/16	(199)
USD	22,817	AUD	30,000	Citibank N.A.	10/20/16	(133)
USD	15,292	AUD	20,000	Citibank N.A.	10/20/16	(8)
USD	4,564	AUD	6,000	Goldman Sachs International	10/20/16	(26)
USD	27,016	AUD	36,000	Goldman Sachs International	10/20/16	(524)
USD	89,754	AUD	119,000	Goldman Sachs International	10/20/16	(1,282)
USD	22,985	AUD	30,000	Goldman Sachs International	10/20/16	35
USD	28,758	AUD	38,000	HSBC Bank PLC	10/20/16	(312)
USD	14,341	AUD	19,000	HSBC Bank PLC.	10/20/16	(194)
USD	121,001	AUD	162,000	HSBC Bank PLC.	10/20/16	(2,930)
USD	47,802	AUD	63,000	Morgan Stanley & Co. International PLC	10/20/16	(394)
USD	45,549	AUD	60,000	Royal Bank of Scotland PLC	10/20/16	(351)
USD	30,310	AUD	40,000	Royal Bank of Scotland PLC	10/20/16	(290)
USD	33,543	CAD	44,000	Goldman Sachs International	10/20/16	59
USD	29,766	CAD	39,000	Morgan Stanley & Co. International PLC	10/20/16	87
USD	18,994	CAD	25,000	Northern Trust Co.	10/20/16	(31)
USD	10,303	CHF	10,000	Barclays Bank PLC	10/20/16	(22)
USD	94,503	EUR	84,000	Bank of America N.A.	10/20/16	32
USD	15,748	EUR	14,000	Barclays Bank PLC	10/20/16	3
USD	37,187	EUR	33,000	Barclays Bank PLC	10/20/16	73

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	LifePath 2020 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	27,962	EUR	25,000	Citibank N.A.	10/20/16	$(155)
USD	36,472	EUR	33,000	Goldman Sachs International	10/20/16	(641)
USD	66,346	EUR	59,000	Goldman Sachs International	10/20/16	(8)
USD	285,070	EUR	258,000	Morgan Stanley & Co. International PLC	10/20/16	(5,091)
USD	7,917	EUR	7,000	Morgan Stanley & Co. International PLC	10/20/16	45
USD	65,760	EUR	59,000	The Toronto-Dominion Bank	10/20/16	(594)
USD	36,972	GBP	28,000	BNP Paribas S.A.	10/20/16	587
USD	481,611	GBP	364,000	Citibank N.A.	10/20/16	8,608
USD	19,981	GBP	15,000	Citibank N.A.	10/20/16	489
USD	211,791	GBP	159,000	Citibank N.A.	10/20/16	5,176
USD	37,632	GBP	29,000	Goldman Sachs International	10/20/16	(52)
USD	31,719	GBP	24,000	UBS AG	10/20/16	532
USD	46,298	HKD	359,000	Barclays Bank PLC	10/20/16	4
USD	75,591	HKD	586,000	Barclays Bank PLC	10/20/16	24
USD	24,634	HKD	191,000	Deutsche Bank AG	10/20/16	4
USD	15,987	HKD	124,000	UBS AG	10/20/16	(4)
USD	83,301	HKD	646,000	UBS AG	10/20/16	(3)
USD	55,295	IDR	739,297,000	Standard Charter Bank	10/20/16	(1,216)
USD	64,068	IDR	839,616,000	Standard Charter Bank	10/20/16	(111)
USD	6,768	JPY	678,000	Bank of America N.A.	10/20/16	68
USD	11,737	JPY	1,212,000	Barclays Bank PLC	10/20/16	(239)
USD	30,215	JPY	3,023,000	Barclays Bank PLC	10/20/16	344
USD	17,478	JPY	1,753,000	BNP Paribas S.A.	10/20/16	156
USD	6,727	JPY	676,000	Citibank N.A.	10/20/16	48
USD	8,341	JPY	837,000	Citibank N.A.	10/20/16	70
USD	89,784	JPY	9,057,000	Citibank N.A.	10/20/16	287
USD	48,262	JPY	5,103,000	Goldman Sachs International	10/20/16	(2,163)
USD	3,239	JPY	329,000	Goldman Sachs International	10/20/16	(12)
USD	14,045	JPY	1,419,000	Goldman Sachs International	10/20/16	23
USD	61,497	JPY	6,213,000	Goldman Sachs International	10/20/16	103
USD	21,324	JPY	2,173,000	HSBC Bank PLC	10/20/16	(148)
USD	54,192	JPY	5,715,000	Morgan Stanley & Co. International PLC	10/20/16	(2,281)
USD	3,818	JPY	396,000	Morgan Stanley & Co. International PLC	10/20/16	(95)
USD	251,162	JPY	26,113,000	Morgan Stanley & Co. International PLC	10/20/16	(6,874)
USD	15,532	JPY	1,553,000	Morgan Stanley & Co. International PLC	10/20/16	186
USD	444,193	JPY	46,086,000	Northern Trust Co.	10/20/16	(11,207)
USD	39,799	JPY	4,126,000	Northern Trust Co.	10/20/16	(972)
USD	10,076	JPY	1,028,000	Royal Bank of Canada	10/20/16	(82)
USD	9,436	JPY	954,000	Royal Bank of Scotland PLC	10/20/16	9
USD	17,884	JPY	1,844,000	UBS AG	10/20/16	(337)
USD	38,193	JPY	3,937,000	UBS AG	10/20/16	(711)
USD	13,792	JPY	1,379,000	Westpac Banking Corp.	10/20/16	165
USD	235	NOK	2,000	Goldman Sachs International	10/20/16	(15)
USD	8,230	NOK	70,000	Goldman Sachs International	10/20/16	(529)
USD	121,884	NOK	1,004,000	Goldman Sachs International	10/20/16	(3,743)

6	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	LifePath 2020 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,457	NOK	62,000	HSBC Bank PLC	10/20/16	$(300)
USD	12,309	NOK	104,000	Morgan Stanley & Co. International PLC	10/20/16	(705)
USD	12,813	NOK	109,000	Morgan Stanley & Co. International PLC	10/20/16	(825)
USD	81,802	NOK	689,000	Royal Bank of Scotland PLC	10/20/16	(4,410)
USD	119	NOK	1,000	Royal Bank of Scotland PLC	10/20/16	(7)
USD	28,000	SEK	240,000	Bank of America N.A.	10/20/16	(37)
USD	7,709	SEK	66,000	Morgan Stanley & Co. International PLC	10/20/16	—
USD	30,071	SGD	41,000	Bank of America N.A.	10/20/16	(4)
USD	5,145	SGD	7,000	Morgan Stanley & Co. International PLC	10/20/16	11
Total						$(28,985)

Portfolio Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CVA	Certificaten Van Aandelen (Dutch Certificate)
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	7

Schedule of Investments (continued)	LifePath 2020 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$42,901,158	$206,620,178	—	$249,521,336
Fixed Income Funds	33,339,088	212,026,464		245,365,552
Short-Term Securities	1,836,724	—	—	1,836,724
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	—	443,976	—	443,976
Hotels, Restaurants & Leisure	85,231	—	—	85,231
Real Estate Investment Trusts (REITs)	8,482,906	3,347,276	—	11,830,182
Real Estate Management & Development	606,460	2,580,422	—	3,186,882
Road & Rail	—	85,653	—	85,653

Total	$87,251,567	$425,103,969	—	$512,355,536

8	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (concluded)	LifePath 2020 Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Forward foreign currency contracts	—	$40,644	—	$40,644
Liabilities:
Forward foreign currency contracts	—	(69,629)	—	(69,629)

Total	—	$(28,985)	—	$(28,985)

[1] Derivative financial instruments are forward foreign currency exchange contracts that are valued at the unrealized appreciation (depreciation) on the instrument.

The LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$2,726	—	—	$2,726
Liabilities:
Collateral on securities loaned at value	—	$(910,429)	—	(910,429)

Total	$2,726	$(910,429)	—	$(907,703)

During the period ended September 30, 2016, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	9

Schedule of Investments September 30, 2016 (Unaudited)	LifePath 2025 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 57.6%
Active Stock Master Portfolio	$13,960,487	$13,960,487
BlackRock Commodity Strategies Fund (b)	315,479	2,325,082
BlackRock Emerging Markets Fund, Inc.	121,730	2,264,182
International Tilts Master Portfolio	$8,713,588	8,713,588
iShares MSCI Canada ETF	29,375	754,644
iShares MSCI EAFE Small-Cap ETF	23,229	1,217,432
Large Cap Index Master Portfolio	$6,973,642	6,973,642
Master Small Cap Index Series	$1,907,279	1,907,279

		38,116,336
Fixed Income Funds — 36.4%
CoreAlpha Bond Master Portfolio	$21,386,135	21,386,135
iShares TIPS Bond ETF	23,413	2,727,381

		24,113,516
Short-Term Securities — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.36% (c)	341,342	341,342
Total Affiliated Investment Companies — 94.5%		62,571,194

Common Stocks	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 0.2%
Ichigo Hotel REIT Investment Corp.	23	31,115
New South Resources, Ltd. (b)	56,566	69,736

		100,851
Hotels, Restaurants & Leisure — 0.0%
Hilton Worldwide Holdings, Inc.	902	20,683
Real Estate Investment Trusts (REITs) — 4.4%
AEON REIT Investment Corp.	13	16,942
Alexandria Real Estate Equities, Inc.	384	41,768
American Campus Communities, Inc.	969	49,293
American Homes 4 Rent, Class A	1,953	42,263
AvalonBay Communities, Inc.	645	114,707
Beni Stabili SpA SIIQ (b)	34,641	20,682
Boston Properties, Inc.	923	125,796
British Land Co. PLC	8,786	71,965
Cambridge Industrial Trust	47,600	19,230
CareTrust REIT, Inc.	1,087	16,066
Charter Hall Retail REIT	11,198	36,449
CyrusOne, Inc.	1,209	57,512
DiamondRock Hospitality Co.	4,707	42,834
Dream Office Real Estate Investment Trust	1,620	20,893

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
EPR Properties	531	$41,811
Equity One, Inc.	1,367	41,844
Essex Property Trust, Inc.	350	77,945
Eurocommercial Properties NV CVA	552	24,926
Extra Space Storage, Inc.	1,105	87,748
Federal Realty Investment Trust	441	67,883
First Industrial Realty Trust, Inc.	2,418	68,236
General Growth Properties, Inc.	2,487	68,641
Gramercy Property Trust	4,375	42,175
Great Portland Estates PLC	2,475	20,296
Hammerson PLC	4,754	36,182
Healthcare Trust of America, Inc., Class A	1,428	46,581
Host Hotels & Resorts, Inc.	3,684	57,360
Ichigo Office REIT Investment Corp.	65	47,764
Japan Hotel REIT Investment Corp.	57	45,375
Japan Rental Housing Investments, Inc.	79	66,275
Kenedix Retail REIT Corp.	26	61,639
Kilroy Realty Corp.	1,072	74,343
LaSalle Logiport REIT	11	11,678
Link REIT	4,500	33,219
McKay Securities PLC	2,107	5,532
Medical Properties Trust, Inc.	1,336	19,733
MGM Growth Properties LLC	805	20,986
National Health Investors, Inc.	209	16,402
NSI NV	4,802	19,842
Public Storage	163	36,372
Retail Properties of America, Inc., Class A	4,699	78,943
Rexford Industrial Realty, Inc.	1,149	26,301
Scentre Group	8,140	29,387
Simon Property Group, Inc.	1,111	229,988
SL Green Realty Corp.	341	36,862
STAG Industrial, Inc.	2,148	52,647
STORE Capital Corp.	706	20,806
Sun Communities, Inc.	331	25,977
Terreno Realty Corp.	2,106	57,936
UDR, Inc.	1,583	56,972
Unibail-Rodamco SE	322	86,822
Vastned Retail NV	1,138	46,021
Ventas, Inc.	2,341	165,345
Westfield Corp.	18,945	141,758

		2,872,953
Real Estate Management & Development — 1.1%
BUWOG AG	1,690	45,718
Deutsche Wohnen AG, Bearer Shares	1,464	53,272
Entra ASA (d)	5,288	59,268
First Capital Realty, Inc.	1,809	30,307
Grainger PLC	9,383	27,918
Howard Hughes Corp. (b)	278	31,831

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	LifePath 2025 Master Portfolio

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Inmobiliaria Colonial SA	5,752	$41,837
Intiland Development Tbk PT	830,900	38,199
Kungsleden AB	2,744	20,069
Mitsui Fudosan Co. Ltd.	5,000	106,372
Modernland Realty Tbk PT (b)	268,200	7,563
Puradelta Lestari Tbk PT	714,500	13,460
St. Modwen Properties PLC	8,540	32,543
Sun Hung Kai Properties Ltd.	8,000	121,622
Takara Leben Co., Ltd.	1,200	8,117
Unizo Holdings Co., Ltd.	3,500	97,609

		735,705
Road & Rail — 0.0%
MTR Corp. Ltd.	3,500	19,341
Total Common Stocks — 5.7%		3,749,533

Value
Total Investments (Cost — $63,410,667*) — 100.2%	$66,320,727
Liabilities in Excess of Other Assets — (0.2)%	(145,126)

Net Assets — 100.0%	$66,175,601

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$62,936,495

Gross unrealized appreciation	$6,531,444
Gross unrealized depreciation	(3,147,212)

Net unrealized appreciation	$3,384,232

Notes to Schedule of Investments

(a)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income		Realized Gain (Loss)
Active Stock Master Portfolio	$13,646,396	$314,091	[1]	—	$13,960,487	$13,960,487	$178,184		$(110,449)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,667	—		(1,667)[2]	—	—	$2,252	[3]	—
BlackRock Cash Funds: Prime, SL Agency Shares	1,261	—		(1,261)[2]	—	—	$429	[3]	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	341,342	[1]	—	$341,342	$341,342	$127	[3]	—
BlackRock Commodity Strategies Fund	366,318	22,451		(73,290)	315,479	$2,325,082	—		$(240,958)
BlackRock Emerging Markets Fund, Inc.	135,188	15,033		(28,491)	121,730	$2,264,182	—		$(90,331)
CoreAlpha Bond Master Portfolio	$22,012,998	—		$(626,863)[2]	$21,386,135	$21,386,135	$368,336		$447,444
International Tilts Master Portfolio	$8,424,203	$289,385	[1]	—	$8,713,588	$8,713,588	$215,893		$(417,288)
iShares MSCI Canada ETF	29,702	3,293		(3,620)	29,375	$754,644	$5,554		$(25,506)
iShares MSCI EAFE Small-Cap ETF	24,094	3,035		(3,900)	23,229	$1,217,432	$16,337		$(5,755)
iShares TIPS Bond ETF	23,345	5,547		(5,479)	23,413	$2,727,381	$35,032		$(4,434)

2	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	LifePath 2025 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income	Realized Gain (Loss)
Large Cap Index Master Portfolio	$6,667,009	$306,633	[1]	—	$6,973,643	$6,973,643	$102,732	$31,281
Master Small Cap Index Series	$1,989,173	—		$(81,894)[2]	$1,907,279	$1,907,279	$19,046	$64,993
Total						$62,571,193	$943,922	$(351,003)

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net shares/beneficial interest sold.

[3]

Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Non-income producing security.

(c)	Current yield as of period end.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	12,000	USD	9,102	Barclays Bank PLC	10/20/16	$78
AUD	15,000	USD	11,221	Citibank N.A.	10/20/16	254
AUD	92,000	USD	69,953	Citibank N.A.	10/20/16	427
AUD	22,000	USD	16,514	Morgan Stanley & Co. International PLC	10/20/16	316
AUD	8,000	USD	5,970	Royal Bank of Scotland PLC	10/20/16	150
CAD	1,000	USD	759	Credit Suisse International	10/20/16	2
CAD	10,000	USD	7,618	Goldman Sachs International	10/20/16	(8)
CAD	57,000	USD	43,865	Morgan Stanley & Co. International PLC	10/20/16	(488)
CAD	13,000	USD	10,101	Morgan Stanley & Co. International PLC	10/20/16	(208)
CHF	32,000	USD	32,726	Morgan Stanley & Co. International PLC	10/20/16	315
CHF	4,000	USD	4,135	UBS AG	10/20/16	(5)
EUR	6,000	USD	6,687	BNP Paribas S.A.	10/20/16	61
EUR	95,000	USD	105,905	Citibank N.A.	10/20/16	938
EUR	17,000	USD	18,988	Citibank N.A.	10/20/16	131
EUR	1,000	USD	1,118	Citibank N.A.	10/20/16	6
EUR	4,000	USD	4,515	Goldman Sachs International	10/20/16	(17)
EUR	9,000	USD	10,097	Morgan Stanley & Co. International PLC	10/20/16	25
EUR	1,000	USD	1,129	Morgan Stanley & Co. International PLC	10/20/16	(5)
GBP	1,000	USD	1,298	Citibank N.A.	10/20/16	2
GBP	6,000	USD	7,882	Goldman Sachs International	10/20/16	(85)
GBP	27,000	USD	35,552	Morgan Stanley & Co. International PLC	10/20/16	(467)
GBP	70,000	USD	92,673	Royal Bank of Scotland PLC	10/20/16	(1,711)
GBP	18,000	USD	23,442	The Toronto-Dominion Bank	10/20/16	(51)
HKD	49,000	USD	6,317	Morgan Stanley & Co. International PLC	10/20/16	2
HKD	52,000	USD	6,713	Morgan Stanley & Co. International PLC	10/20/16	(8)
HKD	43,000	USD	5,549	Morgan Stanley & Co. International PLC	10/20/16	(4)

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	LifePath 2025 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD	41,000	USD	5,290	Morgan Stanley & Co. International PLC	10/20/16	$(3)
HKD	22,000	USD	2,838	Morgan Stanley & Co. International PLC	10/20/16	(1)
HKD	122,000	USD	15,736	Morgan Stanley & Co. International PLC	10/20/16	(4)
HKD	820,000	USD	105,839	Royal Bank of Scotland PLC	10/20/16	(96)
HKD	37,000	USD	4,775	Royal Bank of Scotland PLC	10/20/16	(4)
IDR	84,802,000	USD	6,536	Nomura International PLC	10/20/16	(54)
ILS	13,000	USD	3,377	Morgan Stanley & Co. International PLC	10/20/16	89
JPY	1,396,000	USD	13,777	Bank of America N.A.	10/20/16	18
JPY	391,000	USD	3,883	Bank of America N.A.	10/20/16	(19)
JPY	503,000	USD	4,919	Barclays Bank PLC	10/20/16	51
JPY	294,000	USD	2,900	Barclays Bank PLC	10/20/16	5
JPY	554,000	USD	5,455	Citibank N.A.	10/20/16	19
JPY	672,000	USD	6,703	Citibank N.A.	10/20/16	(63)
JPY	1,142,000	USD	11,158	Citibank N.A.	10/20/16	127
JPY	964,000	USD	9,477	Goldman Sachs International	10/20/16	48
JPY	3,964,000	USD	38,791	Goldman Sachs International	10/20/16	380
JPY	3,312,000	USD	31,340	Morgan Stanley & Co. International PLC	10/20/16	1,388
JPY	1,767,000	USD	16,818	Morgan Stanley & Co. International PLC	10/20/16	643
JPY	63,000	USD	625	Morgan Stanley & Co. International PLC	10/20/16	(2)
JPY	3,505,000	USD	34,925	Morgan Stanley & Co. International PLC	10/20/16	(290)
JPY	722,000	USD	7,196	Morgan Stanley & Co. International PLC	10/20/16	(62)
JPY	3,234,000	USD	31,328	Morgan Stanley & Co. International PLC	10/20/16	628
JPY	252,000	USD	2,458	Morgan Stanley & Co. International PLC	10/20/16	32
NOK	21,000	USD	2,627	Citibank N.A.	10/20/16	1
NZD	4,000	USD	2,904	Citibank N.A.	10/20/16	3
SEK	44,000	USD	5,147	Citibank N.A.	10/20/16	(7)
SEK	111,000	USD	13,239	Goldman Sachs International	10/20/16	(272)
SEK	28,000	USD	3,328	Goldman Sachs International	10/20/16	(58)
SEK	123,000	USD	14,557	Northern Trust Co.	10/20/16	(188)
SGD	8,000	USD	5,965	Credit Suisse International	10/20/16	(97)
SGD	89,000	USD	66,060	Morgan Stanley & Co. International PLC	10/20/16	(776)
USD	12,195	AUD	16,000	Bank of America N.A.	10/20/16	(45)
USD	1,508	AUD	2,000	Barclays Bank PLC	10/20/16	(22)
USD	5,304	AUD	7,000	Barclays Bank PLC	10/20/16	(51)
USD	10,661	AUD	14,000	BNP Paribas S.A.	10/20/16	(49)
USD	3,822	AUD	5,000	Citibank N.A.	10/20/16	(3)
USD	5,363	AUD	7,000	Goldman Sachs International	10/20/16	8
USD	11,203	AUD	15,000	Goldman Sachs International	10/20/16	(272)
USD	4,595	AUD	6,000	Goldman Sachs International	10/20/16	5
USD	1,521	AUD	2,000	Goldman Sachs International	10/20/16	(9)
USD	6,004	AUD	8,000	Goldman Sachs International	10/20/16	(116)

4	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	LifePath 2025 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,542	AUD	10,000	Goldman Sachs International	10/20/16	$(108)
USD	3,771	AUD	5,000	Goldman Sachs International	10/20/16	(54)
USD	28,384	AUD	38,000	HSBC Bank PLC	10/20/16	(686)
USD	9,058	AUD	12,000	HSBC Bank PLC	10/20/16	(123)
USD	7,568	AUD	10,000	HSBC Bank PLC	10/20/16	(82)
USD	12,899	AUD	17,000	Morgan Stanley & Co. International PLC	10/20/16	(107)
USD	3,823	AUD	5,000	Northern Trust Co.	10/20/16	(2)
USD	11,387	AUD	15,000	Royal Bank of Scotland PLC	10/20/16	(88)
USD	744	AUD	1,000	Royal Bank of Scotland PLC	10/20/16	(21)
USD	9,093	AUD	12,000	Royal Bank of Scotland PLC	10/20/16	(87)
USD	4,550	CAD	6,000	Barclays Bank PLC	10/20/16	(16)
USD	3,816	CAD	5,000	Morgan Stanley & Co. International PLC	10/20/16	11
USD	3,088	CHF	3,000	HSBC Bank PLC	10/20/16	(9)
USD	9,015	EUR	8,000	Barclays Bank PLC	10/20/16	18
USD	19,125	EUR	17,000	Citibank N.A.	10/20/16	6
USD	2,242	EUR	2,000	Credit Suisse International	10/20/16	(7)
USD	3,374	EUR	3,000	Goldman Sachs International	10/20/16	—
USD	69,610	EUR	63,000	Morgan Stanley & Co. International PLC	10/20/16	(1,243)
USD	3,393	EUR	3,000	Morgan Stanley & Co. International PLC	10/20/16	19
USD	5,634	EUR	5,000	Northern Trust Co.	10/20/16	10
USD	6,749	EUR	6,000	Royal Bank of Scotland PLC	10/20/16	1
USD	16,719	EUR	15,000	The Toronto-Dominion Bank	10/20/16	(151)
USD	7,923	GBP	6,000	BNP Paribas S.A.	10/20/16	126
USD	113,888	GBP	86,000	Citibank N.A.	10/20/16	2,134
USD	43,957	GBP	33,000	Citibank N.A.	10/20/16	1,074
USD	6,660	GBP	5,000	Citibank N.A.	10/20/16	163
USD	3,965	GBP	3,000	UBS AG	10/20/16	66
USD	10,962	HKD	85,000	Barclays Bank PLC	10/20/16	1
USD	5,547	HKD	43,000	Barclays Bank PLC	10/20/16	2
USD	5,417	HKD	42,000	Deutsche Bank AG	10/20/16	1
USD	3,740	HKD	29,000	Goldman Sachs International	10/20/16	—
USD	13,924	HKD	108,000	Morgan Stanley & Co. International PLC	10/20/16	(3)
USD	4,770	HKD	37,000	UBS AG	10/20/16	(1)
USD	6,705	HKD	52,000	UBS AG	10/20/16	—
USD	13,755	IDR	183,904,000	Standard Chartered Bank	10/20/16	(302)
USD	13,886	IDR	181,980,000	Standard Chartered Bank	10/20/16	(24)
USD	1,877	JPY	188,000	Bank of America N.A.	10/20/16	19
USD	2,363	JPY	244,000	Barclays Bank PLC	10/20/16	(48)
USD	2,493	JPY	250,000	BNP Paribas S.A.	10/20/16	22
USD	6,967	JPY	697,000	BNP Paribas S.A.	10/20/16	79
USD	22,552	JPY	2,275,000	Citibank N.A.	10/20/16	72
USD	11,595	JPY	1,226,000	Goldman Sachs International	10/20/16	(520)
USD	501	JPY	53,000	Goldman Sachs International	10/20/16	(22)
USD	3,071	JPY	312,000	Goldman Sachs International	10/20/16	(12)
USD	18,450	JPY	1,864,000	Goldman Sachs International	10/20/16	31
USD	2,012	JPY	203,000	Goldman Sachs International	10/20/16	6
USD	3,994	JPY	407,000	HSBC Bank PLC	10/20/16	(28)

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	LifePath 2025 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,880	JPY	388,000	Morgan Stanley & Co. International PLC	10/20/16	$46
USD	1,273	JPY	132,000	Morgan Stanley & Co. International PLC	10/20/16	(32)
USD	29,576	JPY	3,075,000	Morgan Stanley & Co. International PLC	10/20/16	(809)
USD	7,872	JPY	804,000	Northern Trust Co.	10/20/16	(73)
USD	121,048	JPY	12,559,000	Northern Trust Co.	10/20/16	(3,054)
USD	10,437	JPY	1,082,000	Northern Trust Co.	10/20/16	(255)
USD	4,871	JPY	497,000	Royal Bank of Canada	10/20/16	(40)
USD	3,145	JPY	318,000	Royal Bank of Scotland PLC	10/20/16	3
USD	25,719	JPY	2,651,000	UBS AG	10/20/16	(476)
USD	8,506	JPY	877,000	UBS AG	10/20/16	(160)
USD	4,661	JPY	466,000	Westpac Banking Corp.	10/20/16	56
USD	26,829	NOK	221,000	Goldman Sachs International	10/20/16	(824)
USD	117	NOK	1,000	Goldman Sachs International	10/20/16	(8)
USD	1,881	NOK	16,000	Goldman Sachs International	10/20/16	(121)
USD	2,165	NOK	18,000	HSBC Bank PLC	10/20/16	(87)
USD	2,959	NOK	25,000	Morgan Stanley & Co. International PLC	10/20/16	(169)
USD	2,821	NOK	24,000	Morgan Stanley & Co. International PLC	10/20/16	(182)
USD	18,996	NOK	160,000	Royal Bank of Scotland PLC	10/20/16	(1,024)
USD	701	SEK	6,000	Morgan Stanley & Co. International PLC	10/20/16	—
USD	4,010	SEK	34,000	UBS AG	10/20/16	39
Total						$(6,521)

Portfolio Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

6	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	LifePath 2025 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$6,561,340	$31,554,996	—	$38,116,336
Fixed Income Funds	2,727,381	21,386,135		24,113,516
Short-Term Securities	341,342	—	—	341,342
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	—	100,851	—	100,851
Hotels, Restaurants & Leisure	20,683	—	—	20,683
Real Estate Investment Trusts (REITs)	2,076,990	795,963	—	2,872,953
Real Estate Management & Development	140,443	595,262	—	735,705
Road & Rail	—	19,341	—	19,341

Total	$11,868,179	$54,452,548	—	$66,320,727

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	7

Schedule of Investments (concluded)	LifePath 2025 Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Forward foreign currency contracts	—	$10,157	—	$10,157
Liabilities:
Forward foreign currency contracts	—	(16,678)	—	(16,678)

Total	—	$(6,521)	—	$(6,521)

[1]	Derivative financial instruments are forward foreign currency exchange contracts that are valued at the unrealized appreciation (depreciation) on the instrument.

The LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, foreign currency at value of $3,628 is categorized as Level 1 within the disclosure hierarchy.

During the period ended September 30, 2016, there were no transfers between levels.

8	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments September 30, 2016 (Unaudited)	LifePath 2030 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 65.8%
Active Stock Master Portfolio	$118,521,030	$118,521,030
BlackRock Commodity Strategies Fund (b)	2,488,058	18,336,987
BlackRock Emerging Markets Fund, Inc.	1,105,635	20,564,807
International Tilts Master Portfolio	$78,272,694	78,272,694
iShares MSCI Canada ETF	253,003	6,499,647
iShares MSCI EAFE Small-Cap ETF	211,281	11,073,237
Large Cap Index Master Portfolio	$69,719,698	69,719,698
Master Small Cap Index Series	$12,651,752	12,651,752

		335,639,852
Fixed Income Funds — 25.7%
CoreAlpha Bond Master Portfolio	$120,709,366	120,709,366
iShares TIPS Bond ETF	87,919	10,241,685

		130,951,051
Short-Term Securities — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.36% (c)(d)	2,562,994	2,562,994
Total Affiliated Investment Companies — 92.0%		469,153,897

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.2%
Ichigo Hotel REIT Investment Corp.	247	334,152
New South Resources, Ltd. (b)	620,540	765,011

		1,099,163
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	9,931	227,718
Real Estate Investment Trusts (REITs) — 6.2%
AEON REIT Investment Corp.	139	181,150
Alexandria Real Estate Equities, Inc.	4,231	460,206
American Campus Communities, Inc.	10,846	551,736
American Homes 4 Rent, Class A	21,391	462,901
AvalonBay Communities, Inc.	7,065	1,256,440
Beni Stabili SpA SIIQ (b)	370,738	221,350
Boston Properties, Inc.	10,138	1,381,708
British Land Co. PLC	93,118	762,722
Cambridge Industrial Trust	520,500	210,281
CareTrust REIT, Inc.	11,655	172,261
Charter Hall Retail REIT	120,828	393,287
CyrusOne, Inc.	13,244	630,017
DiamondRock Hospitality Co.	51,568	469,269

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Dream Office Real Estate Investment Trust	17,987	$231,975
EPR Properties	5,814	457,794
Equity One, Inc.	15,041	460,405
Essex Property Trust, Inc.	3,855	858,509
Eurocommercial Properties NV CVA	6,056	273,460
Extra Space Storage, Inc.	12,101	960,940
Federal Realty Investment Trust	4,831	743,636
First Industrial Realty Trust, Inc.	26,484	747,379
General Growth Properties, Inc.	27,245	751,962
Gramercy Property Trust	47,930	462,045
Great Portland Estates PLC	27,111	222,326
Hammerson PLC	52,084	396,399
Healthcare Trust of America, Inc., Class A	15,648	510,438
Host Hotels & Resorts, Inc.	40,358	628,374
Ichigo Office REIT Investment Corp	708	520,261
Japan Hotel REIT Investment Corp.	622	495,141
Japan Rental Housing Investments, Inc.	868	728,184
Kenedix Retail REIT Corp.	281	666,174
Kilroy Realty Corp.	11,746	814,585
LaSalle Logiport REIT	126	133,769
Link REIT	47,000	346,958
McKay Securities PLC	23,077	60,588
Medical Properties Trust, Inc.	14,334	211,713
MGM Growth Properties LLC	8,821	229,964
National Health Investors, Inc.	2,347	184,193
NSI NV	51,161	211,399
Public Storage	1,790	399,421
Retail Properties of America, Inc., Class A	51,473	864,746
Rexford Industrial Realty, Inc.	12,587	288,116
Scentre Group	87,664	316,483
Simon Property Group, Inc.	12,168	2,518,898
SL Green Realty Corp.	3,732	403,429
STAG Industrial, Inc.	23,530	576,720
STORE Capital Corp.	7,833	230,839
Sun Communities, Inc.	3,629	284,804
Terreno Realty Corp.	23,076	634,821
UDR, Inc.	17,337	623,959
Unibail-Rodamco SE	3,532	952,343
Vastned Retail NV	12,425	502,474
Ventas, Inc.	25,642	1,811,094
Westfield Corp.	207,517	1,552,765

		31,422,811
Real Estate Management & Development — 1.6%
BUWOG AG	18,690	505,603
Deutsche Wohnen AG, Bearer Shares	15,859	577,078
Entra ASA (e)	57,926	649,240
First Capital Realty, Inc.	19,508	326,831

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	LifePath 2030 Master Portfolio

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Grainger PLC	102,795	$305,851
Howard Hughes Corp. (b)	2,997	343,157
Inmobiliaria Colonial SA	63,686	463,219
Intiland Development Tbk PT	8,912,400	409,734
Kungsleden AB	29,772	217,744
Mitsui Fudosan Co. Ltd.	59,000	1,255,190
Modernland Realty Tbk PT (b)	4,291,700	121,013
Puradelta Lestari Tbk PT	7,495,700	141,208
St. Modwen Properties PLC	94,223	359,054
Sun Hung Kai Properties Ltd.	89,000	1,353,045
Takara Leben Co., Ltd.	13,300	89,958
Unizo Holdings Co., Ltd.	38,200	1,065,336

		8,183,261

Common Stocks	Shares	Value
Road & Rail — 0.0%
MTR Corp. Ltd.	40,500	$223,804
Total Common Stocks — 8.1%		41,156,757
Total Investments (Cost — $472,213,970*) — 100.1%		510,310,654
Liabilities in Excess of Other Assets — (0.1)%		(583,177)

Net Assets — 100.0%		$509,727,477

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$472,213,970

Gross unrealized appreciation	$52,894,082
Gross unrealized depreciation	(14,797,398)

Net unrealized appreciation	$38,096,684

2	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	LifePath 2030 Master Portfolio

Notes to Schedule of Investments

(a)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income		Realized Gain (Loss)
Active Stock Master Portfolio	$127,705,255	—		$(9,184,225)[1]	$118,521,030	$118,521,030	$1,559,442		$11,296,856
BlackRock Cash Funds: Institutional, SL Agency Shares	1,688,189	—		(1,688,189)[1]	—	—	$28,204	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares	439,558	—		(439,558)[1]	—	—	$6,636	[2]	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	2,562,994	[3]	—	2,562,994	$2,562,994	$933	[2]	—
BlackRock Commodity Strategies Fund	3,173,206	47,053		(732,201)	2,488,058	$18,336,987	—		$(965,584)
BlackRock Emerging Markets Fund, Inc.	1,377,544	46,269		(318,178)	1,105,635	$20,564,807	—		$(824,396)
CoreAlpha Bond Master Portfolio	$135,910,507	—		$(15,201,141)[1]	$120,709,366	$120,709,366	$2,158,610		$2,286,977
International Tilts Master Portfolio	$82,549,286	—		$(4,276,592)[1]	$78,272,694	$78,272,694	$1,986,686		$(3,070,263)
iShares MSCI Canada ETF	297,289	8,369		(52,655)	253,003	$6,499,647	$51,665		$(360,599)
iShares MSCI EAFE Small-Cap ETF	233,145	13,523		(35,387)	211,281	$11,073,237	$149,402		$(55,234)
iShares TIPS Bond ETF	91,590	27,445		(31,116)	87,919	$10,241,685	$132,767		$(29,437)
Large Cap Index Master Portfolio	$71,445,267	—		$(1,725,569)[1]	$69,719,698	$69,719,698	$1,040,381		$(5,522,749)
Master Small Cap Index Series	$14,504,592	—		$(1,852,840)[1]	$12,651,752	$12,651,752	$130,916		$(568,222)
Total						$469,153,897	$7,245,642		$2,187,349

[1] Represents net shares/beneficial interest sold.

[2]    Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/beneficial interest purchased.

(b)	Non-income producing security.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	LifePath 2030 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,008,000	USD	765,970	Citibank N.A.	10/20/16	$5,155
AUD	47,000	USD	34,953	HSBC Bank PLC	10/20/16	1,002
AUD	147,000	USD	110,345	Morgan Stanley & Co. International PLC	10/20/16	2,111
CAD	28,000	USD	21,233	Citibank N.A.	10/20/16	75
CAD	147,000	USD	114,223	Morgan Stanley & Co. International PLC	10/20/16	(2,356)
CAD	642,000	USD	494,059	Morgan Stanley & Co. International PLC	10/20/16	(5,499)
CHF	371,000	USD	379,414	Morgan Stanley & Co. International PLC	10/20/16	3,653
EUR	45,000	USD	50,153	BNP Paribas S.A.	10/20/16	457
EUR	107,000	USD	119,512	Citibank N.A.	10/20/16	826
EUR	1,008,000	USD	1,123,706	Citibank N.A.	10/20/16	9,949
EUR	148,000	USD	165,533	Citibank N.A.	10/20/16	916
EUR	73,000	USD	82,407	Goldman Sachs International	10/20/16	(307)
EUR	17,000	USD	19,200	Morgan Stanley & Co. International PLC	10/20/16	(80)
GBP	123,000	USD	161,398	Bank of America N.A.	10/20/16	(1,565)
GBP	163,000	USD	212,294	Barclays Bank PLC	10/20/16	(482)
GBP	56,000	USD	73,566	Goldman Sachs International	10/20/16	(796)
GBP	297,000	USD	391,075	Morgan Stanley & Co. International PLC	10/20/16	(5,136)
GBP	66,000	USD	87,183	Royal Bank of Scotland PLC	10/20/16	(1,419)
GBP	691,000	USD	914,824	Royal Bank of Scotland PLC	10/20/16	(16,897)
HKD	912,000	USD	117,633	Morgan Stanley & Co. International PLC	10/20/16	(27)
HKD	195,000	USD	25,167	Morgan Stanley & Co. International PLC	10/20/16	(21)
HKD	607,000	USD	78,305	Morgan Stanley & Co. International PLC	10/20/16	(30)
HKD	9,218,000	USD	1,189,780	Royal Bank of Scotland PLC	10/20/16	(1,084)
HKD	445,000	USD	57,434	Royal Bank of Scotland PLC	10/20/16	(50)
ILS	174,000	USD	45,198	Morgan Stanley & Co. International PLC	10/20/16	1,188
JPY	6,108,000	USD	60,146	Bank of America N.A.	10/20/16	210
JPY	4,336,000	USD	43,059	Bank of America N.A.	10/20/16	(212)
JPY	11,649,000	USD	114,968	Bank of America N.A.	10/20/16	142
JPY	5,491,000	USD	53,733	Barclays Bank PLC	10/20/16	527
JPY	5,267,000	USD	51,518	Barclays Bank PLC	10/20/16	528
JPY	8,756,000	USD	87,340	Barclays Bank PLC	10/20/16	(817)
JPY	3,073,000	USD	30,313	Barclays Bank PLC	10/20/16	53
JPY	9,561,000	USD	93,416	Citibank N.A.	10/20/16	1,061
JPY	5,764,000	USD	56,518	Citibank N.A.	10/20/16	439
JPY	3,824,000	USD	37,424	Commonwealth Bank of Australia	10/20/16	363

4	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	LifePath 2030 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	36,643,000	USD	365,123	Morgan Stanley & Co. International PLC	10/20/16	$(3,034)
JPY	7,653,000	USD	76,277	Morgan Stanley & Co. International PLC	10/20/16	(654)
JPY	24,063,000	USD	233,104	Morgan Stanley & Co. International PLC	10/20/16	4,675
JPY	2,686,000	USD	26,200	Morgan Stanley & Co. International PLC	10/20/16	341
JPY	38,672,000	USD	365,928	Morgan Stanley & Co. International PLC	10/20/16	16,210
JPY	19,989,000	USD	190,251	Morgan Stanley & Co. International PLC	10/20/16	7,271
NOK	126,000	USD	15,762	Citibank N.A.	10/20/16	4
NZD	59,000	USD	42,837	Citibank N.A.	10/20/16	40
SEK	331,000	USD	39,347	Goldman Sachs International	10/20/16	(680)
SEK	1,305,000	USD	155,637	Goldman Sachs International	10/20/16	(3,190)
SEK	1,393,000	USD	164,860	Northern Trust Co.	10/20/16	(2,133)
SGD	67,000	USD	49,251	Morgan Stanley & Co. International PLC	10/20/16	(105)
SGD	968,000	USD	718,500	Morgan Stanley & Co. International PLC	10/20/16	(8,442)
SGD	5,000	USD	3,675	Morgan Stanley & Co. International PLC	10/20/16	(7)
USD	134,910	AUD	177,000	Bank of America N.A.	10/20/16	(496)
USD	15,830	AUD	21,000	Barclays Bank PLC	10/20/16	(235)
USD	111,942	AUD	147,000	BNP Paribas S.A.	10/20/16	(513)
USD	36,764	AUD	48,000	BNP Paribas S.A.	10/20/16	44
USD	40,523	AUD	53,000	Citibank N.A.	10/20/16	(22)
USD	61,092	AUD	81,000	Goldman Sachs International	10/20/16	(873)
USD	62,825	AUD	82,000	Goldman Sachs International	10/20/16	95
USD	12,930	AUD	17,000	Goldman Sachs International	10/20/16	(75)
USD	64,539	AUD	86,000	Goldman Sachs International	10/20/16	(1,252)
USD	75,679	AUD	100,000	HSBC Bank PLC	10/20/16	(822)
USD	295,042	AUD	395,000	HSBC Bank PLC	10/20/16	(7,135)
USD	44,959	AUD	59,000	Morgan Stanley & Co. International PLC	10/20/16	(177)
USD	78,501	AUD	104,000	Morgan Stanley & Co. International PLC	10/20/16	(1,060)
USD	123,681	AUD	163,000	Morgan Stanley & Co. International PLC	10/20/16	(1,015)
USD	113,872	AUD	150,000	Royal Bank of Scotland PLC	10/20/16	(879)
USD	87,142	AUD	115,000	Royal Bank of Scotland PLC	10/20/16	(834)
USD	35,875	CAD	47,000	Morgan Stanley & Co. International PLC	10/20/16	108
USD	226,132	EUR	201,000	Bank of America N.A.	10/20/16	76
USD	40,479	EUR	36,000	Bank of America N.A.	10/20/16	(8)
USD	90,149	EUR	80,000	Barclays Bank PLC	10/20/16	177
USD	25,783	EUR	23,000	Credit Suisse International	10/20/16	(84)
USD	16,966	EUR	15,000	Morgan Stanley & Co. International PLC	10/20/16	96

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	LifePath 2030 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	738,089	EUR	668,000	Morgan Stanley & Co. International PLC	10/20/16	$(13,182)
USD	131,505	EUR	118,000	Morgan Stanley & Co. International PLC	10/20/16	(1,204)
USD	2,240	EUR	2,000	Morgan Stanley & Co. International PLC	10/20/16	(9)
USD	108,315	EUR	98,000	Northern Trust Co.	10/20/16	(1,901)
USD	41,619	EUR	37,000	Royal Bank of Scotland PLC	10/20/16	7
USD	11,680	GBP	9,000	Barclays Bank PLC	10/20/16	(15)
USD	96,392	GBP	73,000	BNP Paribas S.A.	10/20/16	1,532
USD	404,933	GBP	304,000	Citibank N.A.	10/20/16	9,897
USD	53,282	GBP	40,000	Citibank N.A.	10/20/16	1,304
USD	1,300,443	GBP	982,000	Citibank N.A.	10/20/16	24,373
USD	62,862	GBP	48,000	Citibank N.A.	10/20/16	488
USD	91,191	GBP	69,000	Northern Trust Co.	10/20/16	1,528
USD	103,067	HKD	799,000	Barclays Bank PLC	10/20/16	33
USD	111,813	HKD	867,000	Barclays Bank PLC	10/20/16	10
USD	62,810	HKD	487,000	Deutsche Bank AG	10/20/16	9
USD	41,393	HKD	321,000	Goldman Sachs International	10/20/16	(1)
USD	54,159	HKD	420,000	UBS AG	10/20/16	(2)
USD	144,270	IDR	1,890,664,000	Standard Chartered Bank	10/20/16	(250)
USD	144,301	IDR	1,929,307,000	Standard Chartered Bank	10/20/16	(3,173)
USD	16,021	JPY	1,605,000	Bank of America N.A.	10/20/16	161
USD	31,783	JPY	3,211,000	Barclays Bank PLC	10/20/16	53
USD	26,651	JPY	2,752,000	Barclays Bank PLC	10/20/16	(543)
USD	72,834	JPY	7,287,000	BNP Paribas S.A.	10/20/16	827
USD	44,927	JPY	4,506,000	BNP Paribas S.A.	10/20/16	401
USD	66,959	JPY	6,719,000	Citibank N.A.	10/20/16	565
USD	216,910	JPY	21,881,000	Citibank N.A.	10/20/16	692
USD	20,192	JPY	2,029,000	Citibank N.A.	10/20/16	143
USD	150,678	JPY	15,223,000	Goldman Sachs International	10/20/16	252
USD	1,358	JPY	137,000	Goldman Sachs International	10/20/16	4
USD	123,677	JPY	13,077,000	Goldman Sachs International	10/20/16	(5,544)
USD	2,063	JPY	218,000	Goldman Sachs International	10/20/16	(92)
USD	49,312	JPY	5,025,000	HSBC Bank PLC	10/20/16	(343)
USD	46,596	JPY	4,659,000	Morgan Stanley & Co. International PLC	10/20/16	558
USD	10,183	JPY	1,056,000	Morgan Stanley & Co. International PLC	10/20/16	(252)
USD	242,871	JPY	25,251,000	Morgan Stanley & Co. International PLC	10/20/16	(6,647)
USD	76,897	JPY	8,153,000	Morgan Stanley & Co. International PLC	10/20/16	(3,667)
USD	92,662	JPY	9,772,000	Morgan Stanley & Co. International PLC	10/20/16	(3,900)
USD	1,149,046	JPY	119,216,000	Northern Trust Co.	10/20/16	(28,989)
USD	107,050	JPY	11,098,000	Northern Trust Co.	10/20/16	(2,616)
USD	27,748	JPY	2,831,000	Royal Bank of Canada	10/20/16	(227)
USD	25,164	JPY	2,544,000	Royal Bank of Scotland PLC	10/20/16	25
USD	44,033	JPY	4,540,000	UBS AG	10/20/16	(829)
USD	130,722	JPY	13,475,000	UBS AG	10/20/16	(2,432)
USD	41,985	JPY	4,198,000	Westpac Banking Corp.	10/20/16	502
USD	289,689	NOK	2,386,000	Goldman Sachs International	10/20/16	(8,864)

6	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	LifePath 2030 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	470	NOK	4,000	Goldman Sachs International	10/20/16	$(31)
USD	21,634	NOK	184,000	Goldman Sachs International	10/20/16	(1,389)
USD	32,074	NOK	271,000	Morgan Stanley & Co. International PLC	10/20/16	(1,836)
USD	34,678	NOK	295,000	Morgan Stanley & Co. International PLC	10/20/16	(2,234)
USD	218,813	NOK	1,843,000	Royal Bank of Scotland PLC	10/20/16	(11,796)
USD	356	NOK	3,000	Royal Bank of Scotland PLC	10/20/16	(20)
USD	13,299	SEK	114,000	BNP Paribas S.A.	10/20/16	(18)
Total						$(71,353)

Portfolio Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	7

Schedule of Investments (continued)	LifePath 2030 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$56,474,678	$279,165,174	—	$335,639,852
Fixed Income Funds	10,241,685	120,709,366		130,951,051
Short-Term Securities	2,562,994	—	—	2,562,994
Common Stocks:	—	—	—	—
Equity Real Estate Investment Trusts (REITs)	—	1,099,163	—	1,099,163
Hotels, Restaurants & Leisure	227,718	—	—	227,718
Real Estate Investment Trusts (REITs)	22,777,770	8,645,041	—	31,422,811
Real Estate Management & Development	1,559,789	6,623,472	—	8,183,261
Road & Rail	—	223,804	—	223,804

Total	$93,844,634	$416,466,020	—	$510,310,654

8	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (concluded)	LifePath 2030 Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Forward foreign currency contracts	—	$101,156	—	$101,156
Liabilities:
Forward foreign currency contracts	—	(172,509)	—	(172,509)

Total	—	$(71,353)	—	$(71,353)

[1]	Derivative financial instruments are forward foreign currency exchange contracts that are valued at the unrealized appreciation (depreciation) on the instrument.

The LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, foreign currency at value of $3,264 is categorized as Level 1 within the disclosure hierarchy.

During the period ended September 30, 2016, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	9

Schedule of Investments September 30, 2016 (Unaudited)	LifePath 2035 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 73.6%
Active Stock Master Portfolio	$14,594,765	$14,594,765
BlackRock Commodity Strategies Fund (b)	303,415	2,236,165
BlackRock Emerging Markets Fund, Inc.	148,335	2,759,037
International Tilts Master Portfolio	$10,432,447	10,432,447
iShares MSCI Canada ETF	34,902	896,633
iShares MSCI EAFE Small-Cap ETF	28,234	1,479,744
Large Cap Index Master Portfolio	$10,573,203	10,573,203
Master Small Cap Index Series	$1,219,321	1,219,321

		44,191,315
Fixed Income Funds — 15.8%
CoreAlpha Bond Master Portfolio	$9,303,405	9,303,405
iShares TIPS Bond ETF	1,324	154,233

		9,457,638
Short-Term Securities — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.36% (c)	317,498	317,498
Total Affiliated Investment Companies — 89.9%		53,966,451

Common Stocks	Shares
Equity Real Estate Investment Trusts (REITs) — 0.2%
Ichigo Hotel REIT Investment Corp.	38	51,408
New South Resources, Ltd. (b)	92,438	113,959

		165,367
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	1,497	34,326
Real Estate Investment Trusts (REITs) — 7.8%
AEON REIT Investment Corp.	21	27,368
Alexandria Real Estate Equities, Inc.	632	68,743
American Campus Communities, Inc.	1,540	78,340
American Homes 4 Rent, Class A	3,189	69,010
AvalonBay Communities, Inc.	1,054	187,443
Beni Stabili SpA SIIQ (b)	55,751	33,286
Boston Properties, Inc.	1,513	206,207
British Land Co. PLC	14,003	114,697
Cambridge Industrial Trust	78,000	31,512
CareTrust REIT, Inc.	1,731	25,584
Charter Hall Retail REIT	18,283	59,510
CyrusOne, Inc.	1,976	93,998
DiamondRock Hospitality Co.	7,695	70,025
Dream Office Real Estate Investment Trust	2,579	33,261

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
EPR Properties	868	$68,346
Equity One, Inc.	2,225	68,107
Essex Property Trust, Inc.	572	127,384
Eurocommercial Properties NV CVA	889	40,143
Extra Space Storage, Inc.	1,816	144,209
Federal Realty Investment Trust	721	110,984
First Industrial Realty Trust, Inc.	3,972	112,090
General Growth Properties, Inc.	4,066	112,222
Gramercy Property Trust	7,153	68,955
Great Portland Estates PLC	3,935	32,269
Hammerson PLC	7,772	59,151
Healthcare Trust of America, Inc., Class A	2,357	76,885
Host Hotels & Resorts, Inc.	6,023	93,778
Ichigo Office REIT Investment Corp.	106	77,892
Japan Hotel REIT Investment Corp.	93	74,032
Japan Rental Housing Investments, Inc.	129	108,221
Kenedix Retail REIT Corp.	42	99,570
Kilroy Realty Corp.	1,753	121,571
LaSalle Logiport REIT	19	20,172
Link REIT	7,000	51,675
McKay Securities PLC	3,444	9,042
Medical Properties Trust, Inc.	2,133	31,504
MGM Growth Properties LLC	1,316	34,308
National Health Investors, Inc.	349	27,390
NSI NV	7,702	31,825
Public Storage	268	59,802
Retail Properties of America, Inc., Class A	7,681	129,041
Rexford Industrial Realty, Inc.	1,918	43,903
Scentre Group	13,272	47,914
Simon Property Group, Inc.	1,816	375,930
SL Green Realty Corp.	557	60,212
STAG Industrial, Inc.	3,511	86,055
STORE Capital Corp.	1,159	34,156
Sun Communities, Inc.	541	42,458
Terreno Realty Corp.	3,448	94,854
UDR, Inc.	2,587	93,106
Unibail-Rodamco SE	527	142,096
Vastned Retail NV	1,861	75,260
Ventas, Inc.	3,827	270,301
Westfield Corp.	30,967	231,713

		4,687,510
Real Estate Management & Development — 2.0%
BUWOG AG	2,789	75,448
Deutsche Wohnen AG, Bearer Shares	2,331	84,820
Entra ASA (d)	8,644	96,883
First Capital Realty, Inc.	2,944	49,323
Grainger PLC	15,063	44,818
Howard Hughes Corp. (b)	451	51,639

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	LifePath 2035 Master Portfolio

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Inmobiliaria Colonial SA	9,504	$69,127
Intiland Development Tbk PT	1,325,500	60,938
Kungsleden AB	4,443	32,495
Mitsui Fudosan Co. Ltd.	9,000	191,470
Modernland Realty Tbk PT (b)	534,100	15,060
Puradelta Lestari Tbk PT	1,135,800	21,397
St. Modwen Properties PLC	14,061	53,582
Sun Hung Kai Properties Ltd.	13,000	197,636
Takara Leben Co., Ltd.	2,000	13,527
Unizo Holdings Co., Ltd.	5,700	158,964

		1,217,127
Road & Rail — 0.1%
MTR Corp. Ltd.	6,000	33,156

Value
Total Common Stocks — 10.2%	$6,137,486
Total Investments (Cost — $57,494,122*) — 100.1%	60,103,937
Liabilities in Excess of Other Assets — (0.1)%	(38,136)

Net Assets — 100.0%	$60,065,801

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$57,158,981

Gross unrealized appreciation	$6,427,707
Gross unrealized depreciation	(3,482,751)

Net unrealized appreciation	$2,944,956

Notes to Schedule of Investments

(a)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income		Realized Gain (Loss)
Active Stock Master Portfolio	$14,054,616	$540,149	[1]	—	$14,594,765	$14,594,765	$181,608		$(113,950)
BlackRock Cash Funds: Institutional, SL Agency Shares	114,578	—		(114,578)[2]	—	—	$1,999	[3]	—
BlackRock Cash Funds: Prime, SL Agency Shares	—	—		—	—	—	$224	[3]	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	317,498	[1]	—	317,498	$317,498	$170	[3]	—
BlackRock Commodity Strategies Fund	335,825	37,191		(69,601)	303,415	$2,236,165	—		$(228,575)
BlackRock Emerging Markets Fund, Inc.	159,122	33,740		(44,527)	148,335	$2,759,037	—		$(158,848)
CoreAlpha Bond Master Portfolio	$9,231,410	$71,995	[1]	—	$9,303,405	$9,303,405	$156,193		$193,417
International Tilts Master Portfolio	$9,806,167	$626,280	[1]	—	$10,432,447	$10,432,447	$250,211		$(490,313)
iShares MSCI Canada ETF	34,847	5,507		(5,452)	34,902	$896,633	$6,405		$(39,812)
iShares MSCI EAFE Small-Cap ETF	27,791	5,326		(4,883)	28,234	$1,479,744	$18,717		$(9,782)
iShares TIPS Bond ETF	—	1,914		(590)	1,324	$154,233	$2,436		$803

2	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	LifePath 2035 Master Portfolio

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income	Realized Gain (Loss)
Large Cap Index Master Portfolio	$9,308,017	$1,265,186	[1]	—	$10,573,203	$10,573,203	$146,949	$39,856
Master Small Cap Index Series	$1,323,109	—		$(103,788)[2]	$1,219,321	$1,219,321	$12,086	$37,692
Total						$53,966,451	$776,998	$(769,512)

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net shares/beneficial interest sold.

[3]

Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Non-income producing security.

(c)	Current yield as of period end.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	LifePath 2035 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	13,000	USD	9,861	Barclays Bank PLC	10/20/16	$84
AUD	17,000	USD	12,717	Citibank N.A.	10/20/16	288
AUD	147,000	USD	111,704	Citibank N.A.	10/20/16	752
AUD	23,000	USD	17,265	Morgan Stanley & Co. International PLC	10/20/16	330
AUD	15,000	USD	11,193	Royal Bank of Scotland PLC	10/20/16	282
CAD	7,000	USD	5,308	Citibank N.A.	10/20/16	19
CAD	96,000	USD	73,878	Morgan Stanley & Co. International PLC	10/20/16	(822)
CAD	20,000	USD	15,540	Morgan Stanley & Co. International PLC	10/20/16	(320)
CHF	7,000	USD	7,236	Credit Suisse International	10/20/16	(8)
CHF	50,000	USD	51,134	Morgan Stanley & Co. International PLC	10/20/16	492
EUR	10,000	USD	11,145	BNP Paribas S.A.	10/20/16	102
EUR	8,000	USD	8,948	Citibank N.A.	10/20/16	50
EUR	150,000	USD	167,234	Citibank N.A.	10/20/16	1,465
EUR	15,000	USD	16,754	Citibank N.A.	10/20/16	116
EUR	7,000	USD	7,902	Goldman Sachs International	10/20/16	(29)
EUR	11,000	USD	12,341	Morgan Stanley & Co. International PLC	10/20/16	31
EUR	2,000	USD	2,259	Morgan Stanley & Co. International PLC	10/20/16	(9)
GBP	29,000	USD	37,770	Barclays Bank PLC	10/20/16	(86)
GBP	1,000	USD	1,321	Citibank N.A.	10/20/16	(21)
GBP	1,000	USD	1,312	Citibank N.A.	10/20/16	(13)
GBP	42,000	USD	55,304	Morgan Stanley & Co. International PLC	10/20/16	(726)
GBP	110,000	USD	145,688	UBS AG	10/20/16	(2,747)
HKD	27,000	USD	3,481	Morgan Stanley & Co. International PLC	10/20/16	1
HKD	105,000	USD	13,556	Morgan Stanley & Co. International PLC	10/20/16	(15)
HKD	53,000	USD	6,840	Morgan Stanley & Co. International PLC	10/20/16	(5)
HKD	49,000	USD	6,322	Morgan Stanley & Co. International PLC	10/20/16	(3)
HKD	83,000	USD	10,707	Morgan Stanley & Co. International PLC	10/20/16	(4)
HKD	126,000	USD	16,252	Morgan Stanley & Co. International PLC	10/20/16	(4)
HKD	1,361,000	USD	175,666	Royal Bank of Scotland PLC	10/20/16	(160)
IDR	88,600,000	USD	6,829	Nomura International PLC	10/20/16	(56)
ILS	22,000	USD	5,715	Morgan Stanley & Co. International PLC	10/20/16	150
JPY	1,025,000	USD	10,093	Bank of America N.A.	10/20/16	35
JPY	1,353,000	USD	13,353	Bank of America N.A.	10/20/16	16
JPY	718,000	USD	7,022	Barclays Bank PLC	10/20/16	73
JPY	293,000	USD	2,890	Barclays Bank PLC	10/20/16	5
JPY	1,463,000	USD	14,294	Citibank N.A.	10/20/16	162

4	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	LifePath 2035 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	1,274,000	USD	12,709	Citibank N.A.	10/20/16	$(119)
JPY	570,000	USD	5,660	Citibank N.A.	10/20/16	(27)
JPY	850,000	USD	8,303	Commonwealth Bank of Australia	10/20/16	96
JPY	2,161,000	USD	21,149	Commonwealth Bank of Australia	10/20/16	205
JPY	1,342,000	USD	13,194	Goldman Sachs International	10/20/16	68
JPY	655,000	USD	6,446	Morgan Stanley & Co. International PLC	10/20/16	26
JPY	419,000	USD	4,087	Morgan Stanley & Co. International PLC	10/20/16	53
JPY	827,000	USD	7,838	Morgan Stanley & Co. International PLC	10/20/16	334
JPY	3,922,000	USD	37,111	Morgan Stanley & Co. International PLC	10/20/16	1,644
JPY	2,195,000	USD	20,892	Morgan Stanley & Co. International PLC	10/20/16	798
JPY	5,659,000	USD	56,388	Morgan Stanley & Co. International PLC	10/20/16	(469)
JPY	1,270,000	USD	12,657	Morgan Stanley & Co. International PLC	10/20/16	(107)
JPY	2,998,000	USD	29,042	Morgan Stanley & Co. International PLC	10/20/16	583
JPY	953,000	USD	9,406	UBS AG	10/20/16	12
NOK	11,000	USD	1,376	Citibank N.A.	10/20/16	—
NZD	8,000	USD	5,808	Citibank N.A.	10/20/16	5
SEK	47,000	USD	5,498	Citibank N.A.	10/20/16	(7)
SEK	166,000	USD	19,797	Goldman Sachs International	10/20/16	(406)
SEK	42,000	USD	4,993	Goldman Sachs International	10/20/16	(86)
SEK	211,000	USD	24,972	Northern Trust Co.	10/20/16	(323)
SGD	11,000	USD	8,212	HSBC Bank PLC	10/20/16	(143)
SGD	141,000	USD	104,657	Morgan Stanley & Co. International PLC	10/20/16	(1,230)
SGD	11,000	USD	8,172	Northern Trust Co.	10/20/16	(103)
USD	20,579	AUD	27,000	Bank of America N.A.	10/20/16	(76)
USD	2,261	AUD	3,000	Barclays Bank PLC	10/20/16	(34)
USD	11,489	AUD	15,000	BNP Paribas S.A.	10/20/16	14
USD	16,753	AUD	22,000	BNP Paribas S.A.	10/20/16	(77)
USD	6,116	AUD	8,000	Citibank N.A.	10/20/16	(5)
USD	7,542	AUD	10,000	Goldman Sachs International	10/20/16	(108)
USD	7,662	AUD	10,000	Goldman Sachs International	10/20/16	11
USD	14,191	AUD	19,000	Goldman Sachs International	10/20/16	(344)
USD	9,756	AUD	13,000	Goldman Sachs International	10/20/16	(189)
USD	2,282	AUD	3,000	Goldman Sachs International	10/20/16	(13)
USD	45,564	AUD	61,000	HSBC Bank PLC	10/20/16	(1,101)
USD	11,352	AUD	15,000	HSBC Bank PLC	10/20/16	(123)
USD	13,586	AUD	18,000	HSBC Bank PLC	10/20/16	(184)
USD	22,003	AUD	29,000	Morgan Stanley & Co. International PLC	10/20/16	(182)
USD	7,646	AUD	10,000	Northern Trust Co.	10/20/16	(4)
USD	6,061	AUD	8,000	Northern Trust Co.	10/20/16	(59)
USD	17,460	AUD	23,000	Royal Bank of Scotland PLC	10/20/16	(135)
USD	14,397	AUD	19,000	Royal Bank of Scotland PLC	10/20/16	(138)

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	LifePath 2035 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,343	CAD	7,000	Morgan Stanley & Co. International PLC	10/20/16	$16
USD	4,118	CHF	4,000	Morgan Stanley & Co. International PLC	10/20/16	(12)
USD	3,374	EUR	3,000	Bank of America N.A.	10/20/16	—
USD	13,522	EUR	12,000	Barclays Bank PLC	10/20/16	27
USD	31,500	EUR	28,000	Citibank N.A.	10/20/16	10
USD	4,484	EUR	4,000	Credit Suisse International	10/20/16	(15)
USD	111,597	EUR	101,000	Morgan Stanley & Co. International PLC	10/20/16	(1,993)
USD	25,633	EUR	23,000	Morgan Stanley & Co. International PLC	10/20/16	(234)
USD	3,393	EUR	3,000	Morgan Stanley & Co. International PLC	10/20/16	19
USD	11,267	EUR	10,000	Northern Trust Co.	10/20/16	21
USD	1,298	GBP	1,000	Barclays Bank PLC	10/20/16	(2)
USD	13,204	GBP	10,000	BNP Paribas S.A.	10/20/16	210
USD	67,933	GBP	51,000	Citibank N.A.	10/20/16	1,660
USD	179,943	GBP	136,000	Citibank N.A.	10/20/16	3,216
USD	5,287	GBP	4,000	Northern Trust Co.	10/20/16	89
USD	5,418	HKD	42,000	Barclays Bank PLC	10/20/16	2
USD	16,379	HKD	127,000	Barclays Bank PLC	10/20/16	1
USD	10,963	HKD	85,000	Deutsche Bank AG	10/20/16	2
USD	17,663	HKD	137,000	Morgan Stanley & Co. International PLC	10/20/16	(4)
USD	14,197	HKD	110,000	Morgan Stanley & Co. International PLC	10/20/16	12
USD	21,866	IDR	292,342,000	Standard Chartered Bank	10/20/16	(481)
USD	21,689	IDR	284,239,000	Standard Chartered Bank	10/20/16	(38)
USD	4,063	JPY	407,000	Bank of America N.A.	10/20/16	41
USD	5,539	JPY	572,000	Barclays Bank PLC	10/20/16	(113)
USD	4,985	JPY	500,000	BNP Paribas S.A.	10/20/16	45
USD	14,713	JPY	1,472,000	BNP Paribas S.A.	10/20/16	167
USD	34,855	JPY	3,516,000	Citibank N.A.	10/20/16	111
USD	11,142	JPY	1,118,000	Citibank N.A.	10/20/16	94
USD	2,274	JPY	232,000	Citibank N.A.	10/20/16	(19)
USD	5,140	JPY	513,000	Citibank N.A.	10/20/16	70
USD	19,653	JPY	2,078,000	Goldman Sachs International	10/20/16	(881)
USD	2,470	JPY	261,000	Goldman Sachs International	10/20/16	(110)
USD	24,583	JPY	2,484,000	Goldman Sachs International	10/20/16	37
USD	515	JPY	52,000	Goldman Sachs International	10/20/16	2
USD	6,653	JPY	678,000	HSBC Bank PLC	10/20/16	(46)
USD	1,273	JPY	132,000	Morgan Stanley & Co. International PLC	10/20/16	(32)
USD	34,068	JPY	3,542,000	Morgan Stanley & Co. International PLC	10/20/16	(932)
USD	9,160	JPY	966,000	Morgan Stanley & Co. International PLC	10/20/16	(386)
USD	1,550	JPY	155,000	Morgan Stanley & Co. International PLC	10/20/16	19
USD	165,924	JPY	17,215,000	Northern Trust Co.	10/20/16	(4,186)
USD	16,678	JPY	1,729,000	Northern Trust Co.	10/20/16	(407)
USD	3,145	JPY	318,000	Royal Bank of Scotland PLC	10/20/16	3

6	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	LifePath 2035 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,133	JPY	623,000	The Toronto-Dominion Bank	10/20/16	$(23)
USD	13,678	JPY	1,397,000	UBS AG	10/20/16	(127)
USD	29,889	JPY	3,081,000	UBS AG	10/20/16	(556)
USD	6,702	JPY	691,000	UBS AG	10/20/16	(126)
USD	6,851	JPY	685,000	Westpac Banking Corp.	10/20/16	82
USD	43,464	NOK	358,000	Goldman Sachs International	10/20/16	(1,331)
USD	117	NOK	1,000	Goldman Sachs International	10/20/16	(8)
USD	3,175	NOK	27,000	Goldman Sachs International	10/20/16	(204)
USD	3,127	NOK	26,000	HSBC Bank PLC	10/20/16	(126)
USD	4,734	NOK	40,000	Morgan Stanley & Co. International PLC	10/20/16	(271)
USD	4,467	NOK	38,000	Morgan Stanley & Co. International PLC	10/20/16	(288)
USD	29,325	NOK	247,000	Royal Bank of Scotland PLC	10/20/16	(1,581)
USD	1,633	SEK	14,000	Goldman Sachs International	10/20/16	(2)
USD	9,541	SGD	13,000	Morgan Stanley & Co. International PLC	10/20/16	5
USD	735	SGD	1,000	Morgan Stanley & Co. International PLC	10/20/16	1
Total						$(11,090)

Portfolio Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	7

Schedule of Investments (continued)	LifePath 2035 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$7,371,579	$36,819,736	—	$44,191,315
Fixed Income Funds	154,233	9,303,405		9,457,638
Short-Term Securities	317,498	—	—	317,498
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	—	165,367	—	165,367
Hotels, Restaurants & Leisure	34,326	—	—	34,326
Real Estate Investment Trusts (REITs)	3,395,420	1,292,090	—	4,687,510
Real Estate Management & Development	230,542	986,585	—	1,217,127
Road & Rail	—	33,156	—	33,156

Total	$11,503,598	$48,600,339	—	$60,103,937

8	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (concluded)	LifePath 2035 Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Forward foreign currency contracts	—	$14,264	—	$14,264
Liabilities:
Forward foreign currency contracts	—	(25,354)	—	(25,354)

Total	—	$(11,090)	—	$(11,090)

[1] Derivative financial instruments are forward foreign currency exchange contracts that are valued at the unrealized appreciation (depreciation) on the instrument.

The LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, foreign currency at value of $3,830 is categorized as Level 1 within the disclosure hierarchy.

During the period ended September 30, 2016, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	9

Schedule of Investments September 30, 2016 (Unaudited)	LifePath 2040 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 79.9%
Active Stock Master Portfolio	$100,989,871	$100,989,871
BlackRock Commodity Strategies Fund (b)	2,081,865	15,343,346
BlackRock Emerging Markets Fund, Inc.	1,104,909	20,551,301
International Tilts Master Portfolio	$77,289,061	77,289,061
iShares MSCI Canada ETF (c)	261,630	6,721,275
iShares MSCI EAFE Small-Cap ETF	208,733	10,939,696
Large Cap Index Master Portfolio	$81,097,779	81,097,779
Master Small Cap Index Series	$8,067,783	8,067,783

		321,000,112
Fixed Income Fund — 7.3%
CoreAlpha Bond Master Portfolio	$29,312,717	29,312,717
Short-Term Securities — 2.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.36% (d)(e)	9,381,968	9,381,968
Total Affiliated Investment Companies — 89.5%		359,694,797

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.3%
Ichigo Hotel REIT Investment Corp.	294	397,736
New South Resources, Ltd. (b)	742,304	915,123

		1,312,859
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	11,937	273,716
Real Estate Investment Trusts (REITs) — 9.4%
AEON REIT Investment Corp.	166	216,337
Alexandria Real Estate Equities, Inc.	5,021	546,134
American Campus Communities, Inc.	13,514	687,457
American Homes 4 Rent, Class A	25,617	554,352
AvalonBay Communities, Inc.	8,461	1,504,704
Beni Stabili SpA SIIQ (b)	445,651	266,077
Boston Properties, Inc.	12,141	1,654,697
British Land Co. PLC	109,808	899,429
Cambridge Industrial Trust	629,500	254,317
CareTrust REIT, Inc.	13,904	205,501
Charter Hall Retail REIT	146,531	476,948
CyrusOne, Inc.	15,860	754,460
DiamondRock Hospitality Co.	61,755	561,971
Dream Office Real Estate Investment Trust	21,346	275,296
EPR Properties	7,048	554,960
Equity One, Inc.	17,896	547,797
Essex Property Trust, Inc.	4,575	1,018,852

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Eurocommercial Properties NV CVA	7,241	$326,969
Extra Space Storage, Inc.	14,491	1,150,730
Federal Realty Investment Trust	5,785	890,485
First Industrial Realty Trust, Inc.	31,876	899,541
General Growth Properties, Inc.	32,628	900,533
Gramercy Property Trust	57,398	553,317
Great Portland Estates PLC	32,467	266,249
Hammerson PLC	62,373	474,706
Healthcare Trust of America, Inc., Class A	18,739	611,266
Host Hotels & Resorts, Inc.	48,331	752,514
Ichigo Office REIT Investment Corp.	853	626,812
Japan Hotel REIT Investment Corp.	745	593,055
Japan Rental Housing Investments, Inc.	1,039	871,640
Kenedix Retail REIT Corp.	336	796,564
Kilroy Realty Corp.	14,066	975,477
LaSalle Logiport REIT	150	159,249
Link REIT	56,000	413,397
McKay Securities PLC	27,636	72,558
Medical Properties Trust, Inc.	17,097	252,523
MGM Growth Properties LLC	10,563	275,377
National Health Investors, Inc.	2,799	219,666
NSI NV	62,142	256,773
Public Storage	2,155	480,867
Retail Properties of America, Inc., Class A	61,641	1,035,569
Rexford Industrial Realty, Inc.	15,074	345,044
Scentre Group	106,508	384,513
Simon Property Group, Inc.	14,572	3,016,550
SL Green Realty Corp.	4,469	483,099
STAG Industrial, Inc.	28,179	690,667
STORE Capital Corp.	9,320	274,660
Sun Communities, Inc.	4,346	341,074
Terreno Realty Corp.	27,741	763,155
UDR, Inc.	20,762	747,224
Unibail-Rodamco SE	4,230	1,140,546
Vastned Retail NV	14,936	604,020
Ventas, Inc.	30,708	2,168,906
Westfield Corp.	248,511	1,859,506

		37,654,090
Real Estate Management & Development — 2.4%
BUWOG AG	22,382	605,479
Deutsche Wohnen AG, Bearer Shares	18,718	681,112
Entra ASA (f)	69,369	777,494
First Capital Realty, Inc.	23,626	395,823
Grainger PLC	123,075	366,191
Howard Hughes Corp. (b)	3,647	417,581
Inmobiliaria Colonial SA	75,464	548,886
Intiland Development Tbk PT	10,630,600	488,726
Kungsleden AB	35,653	260,756

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	LifePath 2040 Master Portfolio

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Mitsui Fudosan Co. Ltd.	70,000	$1,489,208
Modernland Realty Tbk PT (b)	5,120,000	144,369
Puradelta Lestari Tbk PT	9,094,700	171,330
St. Modwen Properties PLC	112,836	429,982
Sun Hung Kai Properties Ltd.	107,000	1,626,695
Takara Leben Co., Ltd.	16,100	108,897
Unizo Holdings Co., Ltd.	45,700	1,274,499

		9,787,028
Road & Rail — 0.1%
MTR Corp. Ltd.	48,500	268,012
Total Common Stocks — 12.3%		49,295,705
Total Investments (Cost — $384,284,034*) — 101.8%		408,990,502
Liabilities in Excess of Other Assets — (1.8)%		(7,125,907)

Net Assets — 100.0%		$401,864,595

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$363,014,365

Gross unrealized appreciation	$46,684,922
Gross unrealized depreciation	(708,785)

Net unrealized appreciation	$45,976,137

2	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	LifePath 2040 Master Portfolio

Notes to Schedule of Investments

(a)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income		Realized Gain (Loss)
Active Stock Master Portfolio	$113,154,626	—		$(12,164,755)[1]	$100,989,871	$100,989,871	$1,366,282		$1,272,753
BlackRock Cash Funds: Institutional, SL Agency Shares	931,298	—		(931,298)[1]	—	—	$27,204	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares	—	—		—	—	—	$4,717	[2]	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	9,381,968	[3]	—	9,381,968	$9,381,968	$1,162	[2]	—
BlackRock Commodity Strategies Fund	2,587,499	55,094		(560,728)	2,081,865	$15,343,346	$—		$(794,226)
BlackRock Emerging Markets Fund, Inc.	1,391,835	66,073		(352,999)	1,104,909	$20,551,301	$—		$(1,068,057)
CoreAlpha Bond Master Portfolio	$31,354,405	—		$(2,041,688)[1]	$29,312,717	$29,312,717	$531,398		$664,397
International Tilts Master Portfolio	$82,910,552	—		$(5,621,491)[1]	$77,289,061	$77,289,061	$1,995,342		$(3,782,048)
iShares MSCI Canada ETF	294,258	15,241		(47,869)	261,630	$6,721,275	$52,460		$(315,496)
iShares MSCI EAFE Small-Cap ETF	236,258	18,851		(46,376)	208,733	$10,939,696	$153,281		$(15,003)
Large Cap Index Master Portfolio	$81,187,428	—		$(89,649)[1]	$81,097,779	$81,097,779	$1,214,068		$(3,206,304)
Master Small Cap Index Series	$9,147,421	—		$(1,079,638)[1]	$8,067,783	$8,067,783	$81,599		$280,663
Total						$359,694,797	$5,427,513		$(6,963,321)

[1] Represents net shares/beneficial interest sold.

[2]   Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/beneficial interest purchased.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	Current yield as of period end.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	LifePath 2040 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	151,000	USD	114,537	Barclays Bank PLC	10/20/16	$979
AUD	1,205,000	USD	916,233	Citibank N.A.	10/20/16	5,598
AUD	27,000	USD	20,079	HSBC Bank PLC	10/20/16	576
AUD	95,000	USD	71,311	Morgan Stanley & Co. International PLC	10/20/16	1,364
CAD	45,000	USD	34,123	Citibank N.A.	10/20/16	121
CAD	104,000	USD	78,947	Credit Suisse International	10/20/16	197
CAD	784,000	USD	603,336	Morgan Stanley & Co. International PLC	10/20/16	(6,715)
CAD	158,000	USD	122,770	Morgan Stanley & Co. International PLC	10/20/16	(2,533)
CHF	455,000	USD	465,319	Morgan Stanley & Co. International PLC	10/20/16	4,481
EUR	59,000	USD	65,756	BNP Paribas S.A.	10/20/16	599
EUR	1,149,000	USD	1,281,011	Citibank N.A.	10/20/16	11,220
EUR	90,000	USD	100,524	Citibank N.A.	10/20/16	695
EUR	159,000	USD	177,837	Citibank N.A.	10/20/16	984
EUR	69,000	USD	77,893	Goldman Sachs International	10/20/16	(291)
EUR	118,000	USD	132,381	Morgan Stanley & Co. International PLC	10/20/16	329
EUR	22,000	USD	24,847	Morgan Stanley & Co. International PLC	10/20/16	(104)
GBP	179,000	USD	233,133	Barclays Bank PLC	10/20/16	(529)
GBP	73,000	USD	95,775	Citibank N.A.	10/20/16	(914)
GBP	80,000	USD	105,673	Citibank N.A.	10/20/16	(1,716)
GBP	348,000	USD	458,230	Morgan Stanley & Co. International PLC	10/20/16	(6,018)
GBP	11,000	USD	14,276	UBS AG	10/20/16	18
GBP	821,000	USD	1,087,342	UBS AG	10/20/16	(20,486)
HKD	523,000	USD	67,474	Morgan Stanley & Co. International PLC	10/20/16	(32)
HKD	745,000	USD	96,107	Morgan Stanley & Co. International PLC	10/20/16	(37)
HKD	817,000	USD	105,379	Morgan Stanley & Co. International PLC	10/20/16	(24)
HKD	11,082,000	USD	1,430,369	Royal Bank of Scotland PLC	10/20/16	(1,303)
HKD	478,000	USD	61,694	Royal Bank of Scotland PLC	10/20/16	(54)
ILS	217,000	USD	56,368	Morgan Stanley & Co. International PLC	10/20/16	1,482
JPY	7,322,000	USD	72,102	Bank of America N.A.	10/20/16	250
JPY	10,031,000	USD	98,999	Bank of America N.A.	10/20/16	122
JPY	6,520,000	USD	63,769	Barclays Bank PLC	10/20/16	658
JPY	6,675,000	USD	65,358	Barclays Bank PLC	10/20/16	601

4	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	LifePath 2040 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	9,276,000	USD	92,530	Barclays Bank PLC	10/20/16	$(869)
JPY	3,632,000	USD	35,828	Barclays Bank PLC	10/20/16	62
JPY	5,633,000	USD	55,155	Barclays Bank PLC	10/20/16	507
JPY	11,595,000	USD	113,289	Citibank N.A.	10/20/16	1,287
JPY	6,132,000	USD	60,126	Citibank N.A.	10/20/16	467
JPY	5,257,000	USD	52,197	Citibank N.A.	10/20/16	(250)
JPY	4,674,000	USD	45,742	Commonwealth Bank of Australia	10/20/16	444
JPY	12,396,000	USD	121,868	Goldman Sachs International	10/20/16	623
JPY	57,636,000	USD	545,372	Morgan Stanley & Co. International PLC	10/20/16	24,159
JPY	24,765,000	USD	235,708	Morgan Stanley & Co. International PLC	10/20/16	9,008
JPY	42,303,000	USD	421,521	Morgan Stanley & Co. International PLC	10/20/16	(3,503)
JPY	8,896,000	USD	88,666	Morgan Stanley & Co. International PLC	10/20/16	(760)
JPY	25,155,000	USD	243,682	Morgan Stanley & Co. International PLC	10/20/16	4,888
JPY	818,000	USD	8,050	Morgan Stanley & Co. International PLC	10/20/16	33
JPY	3,189,000	USD	31,107	Morgan Stanley & Co. International PLC	10/20/16	405
JPY	7,236,000	USD	71,416	UBS AG	10/20/16	87
NZD	73,000	USD	53,001	Citibank N.A.	10/20/16	49
SEK	1,589,000	USD	189,508	Goldman Sachs International	10/20/16	(3,885)
SEK	404,000	USD	48,025	Goldman Sachs International	10/20/16	(831)
SEK	1,338,000	USD	158,351	Northern Trust Co.	10/20/16	(2,049)
SGD	81,000	USD	59,414	Barclays Bank PLC	10/20/16	2
SGD	1,147,000	USD	851,363	Morgan Stanley & Co. International PLC	10/20/16	(10,003)
SGD	6,000	USD	4,410	Morgan Stanley & Co. International PLC	10/20/16	(9)
USD	163,111	AUD	214,000	Bank of America N.A.	10/20/16	(600)
USD	20,353	AUD	27,000	Barclays Bank PLC	10/20/16	(302)
USD	136,311	AUD	179,000	BNP Paribas S.A.	10/20/16	(625)
USD	91,911	AUD	120,000	BNP Paribas S.A.	10/20/16	110
USD	48,934	AUD	64,000	Citibank N.A.	10/20/16	(27)
USD	69,973	AUD	92,000	Citibank N.A.	10/20/16	(408)
USD	78,047	AUD	104,000	Goldman Sachs International	10/20/16	(1,514)
USD	15,212	AUD	20,000	Goldman Sachs International	10/20/16	(88)
USD	34,695	AUD	46,000	Goldman Sachs International	10/20/16	(495)
USD	66,656	AUD	87,000	Goldman Sachs International	10/20/16	101
USD	92,333	AUD	122,000	HSBC Bank PLC	10/20/16	(998)
USD	107,931	AUD	143,000	HSBC Bank PLC	10/20/16	(1,464)
USD	349,568	AUD	468,000	HSBC Bank PLC	10/20/16	(8,454)
USD	170,716	AUD	225,000	Morgan Stanley & Co. International PLC	10/20/16	(1,410)
USD	125,259	AUD	165,000	Royal Bank of Scotland PLC	10/20/16	(967)
USD	121,241	AUD	160,000	Royal Bank of Scotland PLC	10/20/16	(1,160)

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	LifePath 2040 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	79,513	CAD	104,000	Morgan Stanley & Co. International PLC	10/20/16	$370
USD	37,399	CAD	49,000	Morgan Stanley & Co. International PLC	10/20/16	110
USD	26,480	CHF	26,000	Royal Bank of Scotland PLC	10/20/16	(366)
USD	113,814	EUR	101,000	Barclays Bank PLC	10/20/16	223
USD	272,254	EUR	242,000	Citibank N.A.	10/20/16	87
USD	30,267	EUR	27,000	Credit Suisse International	10/20/16	(99)
USD	793,336	EUR	718,000	Morgan Stanley & Co. International PLC	10/20/16	(14,168)
USD	207,290	EUR	186,000	Morgan Stanley & Co. International PLC	10/20/16	(1,896)
USD	2,240	EUR	2,000	Morgan Stanley & Co. International PLC	10/20/16	(9)
USD	19,228	EUR	17,000	Morgan Stanley & Co. International PLC	10/20/16	109
USD	158,052	EUR	143,000	Northern Trust Co.	10/20/16	(2,774)
USD	87,737	EUR	78,000	Royal Bank of Scotland PLC	10/20/16	14
USD	106,956	GBP	81,000	BNP Paribas S.A.	10/20/16	1,699
USD	1,428,957	GBP	1,080,000	Citibank N.A.	10/20/16	25,540
USD	510,162	GBP	383,000	Citibank N.A.	10/20/16	12,469
USD	120,267	GBP	91,000	UBS AG	10/20/16	2,016
USD	125,512	HKD	973,000	Barclays Bank PLC	10/20/16	40
USD	133,619	HKD	1,036,000	Commonwealth Bank of Australia	10/20/16	23
USD	76,352	HKD	592,000	Deutsche Bank AG	10/20/16	11
USD	67,442	HKD	523,000	Goldman Sachs International	10/20/16	(1)
USD	41,772	HKD	324,000	UBS AG	10/20/16	(9)
USD	175,084	IDR	2,340,871,000	Standard Chartered Bank	10/20/16	(3,849)
USD	173,359	IDR	2,271,871,000	Standard Chartered Bank	10/20/16	(300)
USD	17,528	JPY	1,756,000	Bank of America N.A.	10/20/16	177
USD	32,849	JPY	3,392,000	Barclays Bank PLC	10/20/16	(669)
USD	88,337	JPY	8,838,000	Barclays Bank PLC	10/20/16	1,005
USD	52,415	JPY	5,257,000	BNP Paribas S.A.	10/20/16	468
USD	97,255	JPY	9,759,000	Citibank N.A.	10/20/16	821
USD	48,740	JPY	4,973,000	Citibank N.A.	10/20/16	(401)
USD	23,556	JPY	2,367,000	Citibank N.A.	10/20/16	166
USD	39,644	JPY	3,957,000	Citibank N.A.	10/20/16	543
USD	53,179	JPY	5,483,000	Citibank N.A.	10/20/16	(1,002)
USD	271,680	JPY	27,406,000	Citibank N.A.	10/20/16	867
USD	138,942	JPY	14,691,000	Goldman Sachs International	10/20/16	(6,228)
USD	634	JPY	67,000	Goldman Sachs International	10/20/16	(28)
USD	52,075	JPY	5,290,000	Goldman Sachs International	10/20/16	(198)
USD	187,527	JPY	18,949,000	Goldman Sachs International	10/20/16	282
USD	4,381	JPY	442,000	Goldman Sachs International	10/20/16	13
USD	60,626	JPY	6,178,000	HSBC Bank PLC	10/20/16	(422)
USD	66,212	JPY	7,020,000	Morgan Stanley & Co. International PLC	10/20/16	(3,156)
USD	148,864	JPY	15,699,000	Morgan Stanley & Co. International PLC	10/20/16	(6,266)
USD	54,356	JPY	5,435,000	Morgan Stanley & Co. International PLC	10/20/16	650

6	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	LifePath 2040 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,728	JPY	1,320,000	Morgan Stanley & Co. International PLC	10/20/16	$(315)
USD	262,646	JPY	27,307,000	Morgan Stanley & Co. International PLC	10/20/16	(7,188)
USD	1,496,431	JPY	155,258,000	Northern Trust Co.	10/20/16	(37,754)
USD	122,136	JPY	12,662,000	Northern Trust Co.	10/20/16	(2,984)
USD	31,464	JPY	3,181,000	Royal Bank of Scotland PLC	10/20/16	31
USD	163,495	JPY	16,852,000	UBS AG	10/20/16	(3,029)
USD	48,916	JPY	4,891,000	Westpac Banking Corp.	10/20/16	585
USD	587	NOK	5,000	Goldman Sachs International	10/20/16	(38)
USD	25,867	NOK	220,000	Goldman Sachs International	10/20/16	(1,661)
USD	352,678	NOK	2,905,000	Goldman Sachs International	10/20/16	(10,815)
USD	21,895	NOK	185,000	Morgan Stanley & Co. International PLC	10/20/16	(1,253)
USD	40,439	NOK	344,000	Morgan Stanley & Co. International PLC	10/20/16	(2,605)
USD	264,166	NOK	2,225,000	Royal Bank of Scotland PLC	10/20/16	(14,241)
USD	474	NOK	4,000	Royal Bank of Scotland PLC	10/20/16	(26)
USD	12,601	SEK	108,000	Goldman Sachs International	10/20/16	(15)
USD	9,536	SGD	13,000	Bank of America N.A.	10/20/16	—
Total						$(84,367)

Portfolio Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	7

Schedule of Investments (continued)	LifePath 2040 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$53,555,618	$267,444,494	—	$321,000,112
Fixed Income Funds	—	29,312,717	—	29,312,717
Short-Term Securities	9,381,968	—	—	9,381,968
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	—	1,312,859	—	1,312,859
Hotels, Restaurants & Leisure	273,716	—	—	273,716
Real Estate Investment Trusts (REITs)	27,298,445	10,355,645	—	37,654,090
Real Estate Management & Development	1,876,481	7,910,547	—	9,787,028
Road & Rail	—	268,012	—	268,012

Total	$92,386,228	$316,604,274	—	$408,990,502

8	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (concluded)	LifePath 2040 Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Forward foreign currency contracts	—	$120,825	—	$120,825
Liabilities:
Forward foreign currency contracts	—	(205,192)	—	(205,192)

Total	—	$(84,367)	—	$(84,367)

[1]	Derivative financial instruments are forward foreign currency exchange contracts that are valued at the unrealized appreciation (depreciation) on the instrument.

The LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$3,119	—	—	$3,119
Liabilities:
Collateral on securities loaned at value	—	$(6,644,663)	—	(6,644,663)

Total	$3,119	$(6,644,663)	—	$(6,641,544)

During the period ended September 30, 2016, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	9

Schedule of Investments September 30, 2016 (Unaudited)	LifePath 2045 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 83.6%
Active Stock Master Portfolio	$9,506,723	$9,506,723
BlackRock Commodity Strategies Fund (b)	205,884	1,517,362
BlackRock Emerging Markets Fund, Inc.	106,203	1,975,379
International Tilts Master Portfolio	$7,327,615	7,327,615
iShares MSCI Canada ETF	23,880	613,477
iShares MSCI EAFE Small-Cap ETF	20,358	1,066,963
Large Cap Index Master Portfolio	$7,267,205	7,267,205
Master Small Cap Index Series	$717,724	717,724

		29,992,448
Fixed Income Fund — 2.6%
CoreAlpha Bond Master Portfolio	$952,308	952,308
Short-Term Securities — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.36% (c)	277,598	277,598
Total Affiliated Investment Companies — 87.0%		31,222,354

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.4%
Ichigo Hotel REIT Investment Corp.	29	39,232
New South Resources, Ltd. (b)	73,484	90,592

		129,824
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	1,188	27,241
Real Estate Investment Trusts (REITs) — 10.3%
AEON REIT Investment Corp.	16	20,852
Alexandria Real Estate Equities, Inc.	495	53,841
American Campus Communities, Inc.	1,322	67,250
American Homes 4 Rent, Class A	2,534	54,836
AvalonBay Communities, Inc.	834	148,319
Beni Stabili SpA SIIQ (b)	44,952	26,839
Boston Properties, Inc.	1,201	163,684
British Land Co. PLC	10,940	89,609
Cambridge Industrial Trust	62,300	25,169
CareTrust REIT, Inc.	1,355	20,027
Charter Hall Retail REIT	14,469	47,096
CyrusOne, Inc.	1,569	74,637
DiamondRock Hospitality Co.	6,108	55,583
Dream Office Real Estate Investment Trust	2,017	26,013
EPR Properties	691	54,409
Equity One, Inc.	1,774	54,302
Essex Property Trust, Inc.	454	101,106

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Eurocommercial Properties NV CVA	716	$32,331
Extra Space Storage, Inc.	1,433	113,795
Federal Realty Investment Trust	572	88,048
First Industrial Realty Trust, Inc.	3,137	88,526
General Growth Properties, Inc.	3,227	89,065
Gramercy Property Trust	5,678	54,736
Great Portland Estates PLC	3,211	26,332
Hammerson PLC	6,169	46,951
Healthcare Trust of America, Inc., Class A	1,844	60,151
Host Hotels & Resorts, Inc.	4,780	74,425
Ichigo Office REIT Investment Corp.	84	61,726
Japan Hotel REIT Investment Corp.	74	58,907
Japan Rental Housing Investments, Inc.	103	86,409
Kenedix Retail REIT Corp.	33	78,234
Kilroy Realty Corp.	1,391	96,466
LaSalle Logiport REIT	15	15,925
Link REIT	5,500	40,602
McKay Securities PLC	2,733	7,175
Medical Properties Trust, Inc.	1,667	24,622
MGM Growth Properties LLC	1,057	27,556
National Health Investors, Inc.	273	21,425
NSI NV	6,232	25,751
Public Storage	210	46,859
Retail Properties of America, Inc., Class A	6,097	102,430
Rexford Industrial Realty, Inc.	1,501	34,358
Scentre Group	10,535	38,033
Simon Property Group, Inc.	1,425	294,989
SL Green Realty Corp.	442	47,780
STAG Industrial, Inc.	2,816	69,020
STORE Capital Corp.	907	26,729
Sun Communities, Inc.	423	33,197
Terreno Realty Corp.	2,733	75,185
UDR, Inc.	2,054	73,923
Unibail-Rodamco SE	418	112,706
Vastned Retail NV	1,477	59,731
Ventas, Inc.	3,037	214,503
Westfield Corp.	24,580	183,922

		3,716,095
Real Estate Management & Development — 2.7%
BUWOG AG	2,214	59,893
Deutsche Wohnen AG, Bearer Shares	1,823	66,336
Entra ASA (d)	6,861	76,899
First Capital Realty, Inc.	2,337	39,153
Grainger PLC	12,176	36,228
Howard Hughes Corp. (b)	361	41,335
Inmobiliaria Colonial SA	7,544	54,871
Intiland Development Tbk PT	1,035,800	47,619
Kungsleden AB	3,526	25,788

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	LifePath 2045 Master Portfolio

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Mitsui Fudosan Co. Ltd.	7,000	$148,921
Modernland Realty Tbk PT (b)	418,000	11,786
Puradelta Lestari Tbk PT	882,000	16,616
St. Modwen Properties PLC	11,161	42,531
Sun Hung Kai Properties Ltd.	11,000	167,230
Takara Leben Co., Ltd.	1,700	11,498
Unizo Holdings Co., Ltd.	4,500	125,498

		972,202
Road & Rail — 0.1%
MTR Corp. Ltd.	5,000	27,630
Total Common Stocks — 13.6%		4,872,992

Value
Total Investments (Cost — $34,429,762*) — 100.6%	$36,095,346
Liabilities in Excess of Other Assets — (0.6)%	(216,386)

Net Assets — 100.0%	$35,878,960

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$34,287,047

Gross unrealized appreciation	$3,930,862
Gross unrealized depreciation	(2,122,563)

Net unrealized appreciation	$1,808,299

Notes to Schedule of Investments

(a)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income		Realized Gain (Loss)
Active Stock Master Portfolio	$9,661,693	—		$(154,970)[1]	$9,506,723	$9,506,723	$125,631		$(73,466)
BlackRock Cash Funds: Institutional, SL Agency Shares	69,510	—		(69,510)[1]	—	—	$2,170	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares	—	—		—	—	—	$370	[2]	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	277,598	[3]	—	277,598	$277,598	$217	[2]	—
BlackRock Commodity Strategies Fund	218,114	27,466		(39,696)	205,884	$1,517,362	—		$(125,835)
BlackRock Emerging Markets Fund, Inc.	115,074	21,861		(30,732)	106,203	$1,975,379	—		$(88,060)
CoreAlpha Bond Master Portfolio	$919,479	$32,829	[3]	—	$952,308	$952,308	$16,624		$20,520
International Tilts Master Portfolio	$7,130,177	$197,438	[3]	—	$7,327,615	$7,327,615	$186,513		$(349,253)
iShares MSCI Canada ETF	25,466	3,961		(5,547)	23,880	$613,477	$4,909		$(37,870)
iShares MSCI EAFE Small-Cap ETF	20,165	4,064		(3,871)	20,358	$1,066,963	$14,258		$(6,038)
Large Cap Index Master Portfolio	$6,622,730	$644,475		—	$7,267,205	$7,267,205	$107,917		$32,308
Master Small Cap Index Series	$739,657	—		$(21,933)[1]	$717,724	$717,724	$7,165		$10,156
Total						$31,222,354	$465,774		$(617,538)

2	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	LifePath 2045 Master Portfolio

[1]     Represents net shares/beneficial interest sold.

[2]     Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3]     Represents net shares/beneficial interest purchased.

(c)	Current yield as of period end.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	121,000	USD	91,947	Citibank N.A.	10/20/16	$619
AUD	39,000	USD	29,177	Commonwealth Bank of Australia	10/20/16	659
AUD	3,000	USD	2,231	HSBC Bank PLC	10/20/16	64
AUD	14,000	USD	10,509	Morgan Stanley & Co. International PLC	10/20/16	201
AUD	14,000	USD	10,481	Northern Trust Co.	10/20/16	229
CAD	8,000	USD	6,099	Bank of America N.A.	10/20/16	(11)
CAD	1,000	USD	759	Credit Suisse International	10/20/16	2
CAD	7,000	USD	5,333	Goldman Sachs International	10/20/16	(6)
CAD	77,000	USD	59,256	Morgan Stanley & Co. International PLC	10/20/16	(659)
CAD	17,000	USD	13,209	Morgan Stanley & Co. International PLC	10/20/16	(272)
CHF	4,000	USD	4,135	Credit Suisse International	10/20/16	(5)
CHF	43,000	USD	43,975	Morgan Stanley & Co. International PLC	10/20/16	423
EUR	8,000	USD	8,916	BNP Paribas S.A.	10/20/16	81
EUR	15,000	USD	16,777	Citibank N.A.	10/20/16	93
EUR	123,000	USD	137,119	Citibank N.A.	10/20/16	1,214
EUR	7,000	USD	7,819	Citibank N.A.	10/20/16	54
EUR	11,000	USD	12,418	Goldman Sachs International	10/20/16	(46)
EUR	8,000	USD	8,975	Morgan Stanley & Co. International PLC	10/20/16	22
EUR	1,000	USD	1,129	Morgan Stanley & Co. International PLC	10/20/16	(5)
GBP	15,000	USD	19,680	Citibank N.A.	10/20/16	(188)
GBP	4,000	USD	5,255	Goldman Sachs International	10/20/16	(57)
GBP	37,000	USD	48,720	Morgan Stanley & Co. International PLC	10/20/16	(640)
GBP	93,000	USD	123,124	Royal Bank of Scotland PLC	10/20/16	(2,274)
GBP	19,000	USD	24,744	The Toronto-Dominion Bank	10/20/16	(54)
GBP	2,000	USD	2,596	UBS AG	10/20/16	3
HKD	61,000	USD	7,872	Barclays Bank PLC	10/20/16	(6)
HKD	164,000	USD	21,143	Morgan Stanley & Co. International PLC	10/20/16	6
HKD	109,000	USD	14,068	Morgan Stanley & Co. International PLC	10/20/16	(12)

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	LifePath 2045 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD	52,000	USD	6,710	Morgan Stanley & Co. International PLC	10/20/16	$(5)
HKD	83,000	USD	10,707	Morgan Stanley & Co. International PLC	10/20/16	(4)
HKD	48,000	USD	6,191	Morgan Stanley & Co. International PLC	10/20/16	(1)
HKD	1,077,000	USD	139,010	Royal Bank of Scotland PLC	10/20/16	(127)
HKD	49,000	USD	6,324	Royal Bank of Scotland PLC	10/20/16	(5)
IDR	99,062,000	USD	7,635	Nomura International PLC	10/20/16	(63)
ILS	18,000	USD	4,676	Morgan Stanley & Co. International PLC	10/20/16	123
JPY	703,000	USD	6,923	Bank of America N.A.	10/20/16	24
JPY	464,000	USD	4,607	Bank of America N.A.	10/20/16	(22)
JPY	583,000	USD	5,754	Bank of America N.A.	10/20/16	7
JPY	717,000	USD	7,013	Barclays Bank PLC	10/20/16	72
JPY	1,047,000	USD	10,444	Barclays Bank PLC	10/20/16	(98)
JPY	588,000	USD	5,800	Barclays Bank PLC	10/20/16	10
JPY	1,082,000	USD	10,572	Citibank N.A.	10/20/16	120
JPY	4,341,000	USD	42,480	Goldman Sachs International	10/20/16	416
JPY	786,000	USD	7,679	HSBC Bank PLC	10/20/16	88
JPY	464,000	USD	4,566	Morgan Stanley & Co. International PLC	10/20/16	19
JPY	336,000	USD	3,277	Morgan Stanley & Co. International PLC	10/20/16	43
JPY	4,125,000	USD	39,033	Morgan Stanley & Co. International PLC	10/20/16	1,728
JPY	3,344,000	USD	31,827	Morgan Stanley & Co. International PLC	10/20/16	1,216
JPY	699,000	USD	6,995	Morgan Stanley & Co. International PLC	10/20/16	(88)
JPY	5,370,000	USD	53,508	Morgan Stanley & Co. International PLC	10/20/16	(445)
JPY	896,000	USD	8,930	Morgan Stanley & Co. International PLC	10/20/16	(76)
JPY	1,858,000	USD	17,999	Morgan Stanley & Co. International PLC	10/20/16	361
JPY	1,757,000	USD	17,340	UBS AG	10/20/16	22
NZD	6,000	USD	4,356	Citibank N.A.	10/20/16	4
SEK	146,000	USD	17,412	Goldman Sachs International	10/20/16	(357)
SEK	37,000	USD	4,398	Goldman Sachs International	10/20/16	(76)
SEK	187,000	USD	22,131	Northern Trust Co.	10/20/16	(286)
SGD	7,000	USD	5,136	Bank of America N.A.	10/20/16	(1)
SGD	8,000	USD	5,951	Credit Suisse International	10/20/16	(83)
SGD	6,000	USD	4,411	Morgan Stanley & Co. International PLC	10/20/16	(9)
SGD	1,000	USD	735	Morgan Stanley & Co. International PLC	10/20/16	(2)
SGD	115,000	USD	85,359	Morgan Stanley & Co. International PLC	10/20/16	(1,003)
USD	16,006	AUD	21,000	Bank of America N.A.	10/20/16	(59)
USD	6,893	AUD	9,000	Bank of America N.A.	10/20/16	7

4	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	LifePath 2045 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,261	AUD	3,000	Barclays Bank PLC	10/20/16	$(34)
USD	14,469	AUD	19,000	BNP Paribas S.A.	10/20/16	(66)
USD	6,845	AUD	9,000	Citibank N.A.	10/20/16	(40)
USD	5,351	AUD	7,000	Citibank N.A.	10/20/16	(4)
USD	6,034	AUD	8,000	Goldman Sachs International	10/20/16	(86)
USD	6,129	AUD	8,000	Goldman Sachs International	10/20/16	9
USD	27,635	AUD	37,000	Goldman Sachs International	10/20/16	(671)
USD	1,521	AUD	2,000	Goldman Sachs International	10/20/16	(9)
USD	8,255	AUD	11,000	Goldman Sachs International	10/20/16	(160)
USD	38,087	AUD	51,000	HSBC Bank PLC	10/20/16	(928)
USD	10,567	AUD	14,000	HSBC Bank PLC	10/20/16	(143)
USD	16,692	AUD	22,000	Morgan Stanley & Co. International PLC	10/20/16	(138)
USD	12,906	AUD	17,000	Royal Bank of Scotland PLC	10/20/16	(100)
USD	10,609	AUD	14,000	Royal Bank of Scotland PLC	10/20/16	(101)
USD	9,081	AUD	12,000	UBS AG	10/20/16	(99)
USD	7,583	CAD	10,000	Barclays Bank PLC	10/20/16	(27)
USD	3,816	CAD	5,000	Morgan Stanley & Co. International PLC	10/20/16	11
USD	5,147	CHF	5,000	Morgan Stanley & Co. International PLC	10/20/16	(15)
USD	1,124	EUR	1,000	Bank of America N.A.	10/20/16	—
USD	10,142	EUR	9,000	Barclays Bank PLC	10/20/16	20
USD	22,500	EUR	20,000	Citibank N.A.	10/20/16	7
USD	15,773	EUR	14,000	Morgan Stanley & Co. International PLC	10/20/16	28
USD	90,604	EUR	82,000	Morgan Stanley & Co. International PLC	10/20/16	(1,618)
USD	22,290	EUR	20,000	Morgan Stanley & Co. International PLC	10/20/16	(203)
USD	2,262	EUR	2,000	Morgan Stanley & Co. International PLC	10/20/16	13
USD	9,944	EUR	9,000	Northern Trust Co.	10/20/16	(178)
USD	10,564	GBP	8,000	BNP Paribas S.A.	10/20/16	168
USD	51,949	GBP	39,000	Citibank N.A.	10/20/16	1,270
USD	6,660	GBP	5,000	Citibank N.A.	10/20/16	163
USD	161,419	GBP	122,000	Citibank N.A.	10/20/16	2,885
USD	10,573	GBP	8,000	UBS AG	10/20/16	177
USD	19,607	HKD	152,000	Barclays Bank PLC	10/20/16	6
USD	13,671	HKD	106,000	Commonwealth Bank of Australia	10/20/16	2
USD	8,125	HKD	63,000	Deutsche Bank AG	10/20/16	1
USD	10,445	HKD	81,000	Goldman Sachs International	10/20/16	—
USD	35,584	HKD	276,000	Morgan Stanley & Co. International PLC	10/20/16	(7)
USD	17,907	IDR	234,673,000	Standard Chartered Bank	10/20/16	(31)
USD	18,293	IDR	244,571,000	Standard Chartered Bank	10/20/16	(402)
USD	1,078	JPY	108,000	Bank of America N.A.	10/20/16	11
USD	4,368	JPY	451,000	Barclays Bank PLC	10/20/16	(89)
USD	4,995	JPY	501,000	BNP Paribas S.A.	10/20/16	45
USD	7,916	JPY	792,000	BNP Paribas S.A.	10/20/16	90
USD	4,152	JPY	428,000	Citibank N.A.	10/20/16	(78)
USD	5,373	JPY	554,000	Citibank N.A.	10/20/16	(101)

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	LifePath 2045 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	26,200	JPY	2,643,000	Citibank N.A.	10/20/16	$84
USD	4,195	JPY	428,000	Citibank N.A.	10/20/16	(34)
USD	6,402	JPY	639,000	Citibank N.A.	10/20/16	88
USD	14,012	JPY	1,406,000	Citibank N.A.	10/20/16	118
USD	17,005	JPY	1,798,000	Goldman Sachs International	10/20/16	(762)
USD	331	JPY	35,000	Goldman Sachs International	10/20/16	(15)
USD	18,457	JPY	1,865,000	Goldman Sachs International	10/20/16	28
USD	2,289	JPY	231,000	Goldman Sachs International	10/20/16	7
USD	5,996	JPY	611,000	HSBC Bank PLC	10/20/16	(42)
USD	23,651	JPY	2,459,000	Morgan Stanley & Co. International PLC	10/20/16	(647)
USD	1,263	JPY	131,000	Morgan Stanley & Co. International PLC	10/20/16	(31)
USD	6,536	JPY	693,000	Morgan Stanley & Co. International PLC	10/20/16	(312)
USD	8,041	JPY	848,000	Morgan Stanley & Co. International PLC	10/20/16	(338)
USD	3,768	JPY	381,000	Morgan Stanley & Co. International PLC	10/20/16	3
USD	44,873	JPY	4,583,000	Northern Trust Co.	10/20/16	(414)
USD	156,556	JPY	16,243,000	Northern Trust Co.	10/20/16	(3,950)
USD	11,189	JPY	1,160,000	Northern Trust Co.	10/20/16	(273)
USD	3,145	JPY	318,000	Royal Bank of Scotland PLC	10/20/16	3
USD	5,361	JPY	536,000	Westpac Banking Corp.	10/20/16	64
USD	32,905	NOK	271,000	Goldman Sachs International	10/20/16	(1,004)
USD	2,704	NOK	23,000	Goldman Sachs International	10/20/16	(174)
USD	3,906	NOK	33,000	Morgan Stanley & Co. International PLC	10/20/16	(224)
USD	3,879	NOK	33,000	Morgan Stanley & Co. International PLC	10/20/16	(250)
USD	25,764	NOK	217,000	Royal Bank of Scotland PLC	10/20/16	(1,389)
USD	119	NOK	1,000	Royal Bank of Scotland PLC	10/20/16	(7)
USD	1,517	SEK	13,000	Citibank N.A.	10/20/16	(2)
USD	3,774	SEK	32,000	UBS AG	10/20/16	36
USD	11,011	SGD	15,000	Morgan Stanley & Co. International PLC	10/20/16	8
Total						$(8,966)

Portfolio Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

6	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	LifePath 2045 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$5,173,181	$24,819,267	—	$29,992,448
Fixed Income Funds	—	952,308		952,308
Short-Term Securities	277,598	—	—	277,598
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	—	129,824	—	129,824
Hotels, Restaurants & Leisure	27,241	—	—	27,241
Real Estate Investment Trusts (REITs)	2,691,526	1,024,569	—	3,716,095
Real Estate Management & Development	182,424	789,778	—	972,202
Road & Rail	—	27,630	—	27,630

Total	$8,351,970	$27,743,376	—	$36,095,346

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	7

Schedule of Investments (concluded)	LifePath 2045 Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Forward foreign currency contracts	—	$13,275	—	$13,275
Liabilities:
Forward foreign currency contracts	—	(22,241)	—	(22,241)

Total	—	$(8,966)	—	$(8,966)

[1]	Derivative financial instruments are forward foreign currency exchange contracts that are valued at the unrealized appreciation (depreciation) on the instrument.

The LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, foreign currency at value of $3,736 is categorized as Level 1 within the disclosure hierarchy.

During the period ended September 30, 2016, there were no transfers between levels.

8	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments September 30, 2016 (Unaudited)	LifePath 2050 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 83.9%
Active Stock Master Portfolio	$37,334,709	$37,334,709
BlackRock Commodity Strategies Fund (b)	681,075	5,019,521
BlackRock Emerging Markets Fund, Inc.	377,447	7,020,522
International Tilts Master Portfolio	$26,500,504	26,500,504
iShares MSCI Canada ETF (c)	85,340	2,192,384
iShares MSCI EAFE Small-Cap ETF (c)	71,188	3,730,963
Large Cap Index Master Portfolio	$22,765,597	22,765,597
Master Small Cap Index Series	$2,598,893	2,598,893

		107,163,093
Fixed Income Fund — 1.4%
CoreAlpha Bond Master Portfolio	$1,784,178	1,784,178
Short-Term Securities — 2.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.36% (d)	3,233,526	3,233,526
Total Affiliated Investment Companies — 87.8%		112,180,797

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.4%
Ichigo Hotel REIT Investment Corp.	107	144,754
New South Resources, Ltd. (b)	267,280	329,507

		474,261
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	4,324	99,149
Real Estate Investment Trusts (REITs) — 10.6%
AEON REIT Investment Corp.	59	76,891
Alexandria Real Estate Equities, Inc.	1,814	197,309
American Campus Communities, Inc.	4,594	233,697
American Homes 4 Rent, Class A	9,221	199,542
AvalonBay Communities, Inc.	3,045	541,523
Beni Stabili SpA SIIQ (b)	163,583	97,668
Boston Properties, Inc.	4,370	595,587
British Land Co. PLC	39,099	320,257
Cambridge Industrial Trust	220,000	88,880
CareTrust REIT, Inc.	4,893	72,319
Charter Hall Retail REIT	52,706	171,554
CyrusOne, Inc.	5,709	271,577
DiamondRock Hospitality Co.	22,228	202,275
Dream Office Real Estate Investment Trust	7,553	97,410
EPR Properties	2,490	196,063
Equity One, Inc.	6,456	197,618

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Essex Property Trust, Inc.	1,652	$367,900
Eurocommercial Properties NV CVA	2,607	117,720
Extra Space Storage, Inc.	5,216	414,203
Federal Realty Investment Trust	2,082	320,482
First Industrial Realty Trust, Inc.	11,416	322,159
General Growth Properties, Inc.	11,744	324,134
Gramercy Property Trust	20,450	197,138
Great Portland Estates PLC	11,686	95,832
Hammerson PLC	22,451	170,869
Healthcare Trust of America, Inc., Class A	6,688	218,163
Host Hotels & Resorts, Inc.	17,396	270,856
Ichigo Office REIT Investment Corp.	307	225,594
Japan Hotel REIT Investment Corp.	268	213,340
Japan Rental Housing Investments, Inc.	374	313,757
Kenedix Retail REIT Corp.	121	286,858
Kilroy Realty Corp.	5,063	351,119
LaSalle Logiport REIT	54	57,330
Link REIT	20,000	147,642
McKay Securities PLC	9,947	26,116
Medical Properties Trust, Inc.	6,020	88,915
MGM Growth Properties LLC	3,807	99,248
National Health Investors, Inc.	986	77,381
NSI NV	22,677	93,702
Public Storage	772	172,264
Retail Properties of America, Inc., Class A	22,188	372,758
Rexford Industrial Realty, Inc.	5,405	123,720
Scentre Group	38,337	138,404
Simon Property Group, Inc.	5,245	1,085,767
SL Green Realty Corp.	1,609	173,933
STAG Industrial, Inc.	10,072	246,865
STORE Capital Corp.	3,279	96,632
Sun Communities, Inc.	1,564	122,743
Terreno Realty Corp.	9,947	273,642
UDR, Inc.	7,471	268,881
Unibail-Rodamco SE	1,523	410,651
Vastned Retail NV	5,376	217,409
Ventas, Inc.	11,051	780,532
Westfield Corp.	89,449	669,310

		13,514,139
Real Estate Management & Development — 2.7%
BUWOG AG	8,056	217,931
Deutsche Wohnen AG, Bearer Shares	6,567	238,960
Entra ASA (e)	24,969	279,855
First Capital Realty, Inc.	8,504	142,473
Grainger PLC	44,310	131,838
Howard Hughes Corp. (b)	1,313	150,338
Inmobiliaria Colonial SA	27,452	199,672
Intiland Development Tbk PT	3,742,800	172,070

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	LifePath 2050 Master Portfolio

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Kungsleden AB	12,833	$93,857
Mitsui Fudosan Co. Ltd.	25,000	531,860
Modernland Realty Tbk PT (b)	1,509,500	42,563
Puradelta Lestari Tbk PT	3,231,600	60,878
St. Modwen Properties PLC	40,615	154,771
Sun Hung Kai Properties Ltd.	38,000	577,705
Takara Leben Co., Ltd.	5,600	37,877
Unizo Holdings Co., Ltd.	16,400	457,370

		3,490,018
Road & Rail — 0.1%
MTR Corp. Ltd.	17,500	96,706
Total Common Stocks — 13.9%		17,674,273
Total Investments (Cost — $123,118,985*) — 101.7%		129,855,070
Liabilities in Excess of Other Assets — (1.7)%		(2,177,431)

Net Assets — 100.0%		$127,677,639

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$121,337,899

Gross unrealized appreciation	$8,951,274
Gross unrealized depreciation	(434,103)

Net unrealized appreciation	$8,517,171

2	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	LifePath 2050 Master Portfolio

Notes to Schedule of Investments

(a)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income		Realized Gain (Loss)
Active Stock Master Portfolio	$35,160,143	$2,174,566	[1]	—	$37,334,709	$37,334,709	$455,649		$(4,267,263)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,133,330	—		(1,133,330)[2]	—	—	$10,426	[3]	—
BlackRock Cash Funds: Prime, SL Agency Shares	650,208	—		(650,208)[2]	—	—	$2,281	[3]	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	3,233,526	[1]	—	3,233,526	$3,233,526	$428	[3]	—
BlackRock Commodity Strategies Fund	731,981	97,274		(148,180)	681,075	$5,019,521	—		$(192,556)
BlackRock Emerging Markets Fund, Inc.	392,434	70,169		(85,156)	377,447	$7,020,522	—		$(205,730)
CoreAlpha Bond Master Portfolio	$1,595,987	$188,191	[1]	—	$1,784,178	$1,784,178	$27,534		$32,688
International Tilts Master Portfolio	$24,072,801	$2,427,703	[1]	—	$26,500,504	$26,500,504	$636,524		$(1,294,029)
iShares MSCI Canada ETF	85,881	13,603		(14,144)	85,340	$2,192,384	$16,781		$(84,431)
iShares MSCI EAFE Small-Cap ETF	70,032	14,366		(13,210)	71,188	$3,730,963	$48,734		$(7,468)
Large Cap Index Master Portfolio	$19,606,042	$3,159,555	[1]	—	$22,765,597	$22,765,597	$322,468		$(1,490,698)
Master Small Cap Index Series	$2,338,662	$260,231	[1]	—	$2,598,893	$2,598,893	$23,884		$(114,699)
Total						$112,180,797	$1,544,709		$(7,624,186)

[1] Represents net shares/beneficial interest sold.
[2] Represents net shares/beneficial interest purchased.

[3]   Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	LifePath 2050 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	420,000	USD	319,351	Citibank N.A.	10/20/16	$1,951
AUD	32,000	USD	23,939	Commonwealth Bank of Australia	10/20/16	541
AUD	31,000	USD	23,399	Goldman Sachs International	10/20/16	316
AUD	24,000	USD	17,909	Royal Bank of Scotland PLC	10/20/16	451
CAD	36,000	USD	27,444	Goldman Sachs International	10/20/16	(48)
CAD	265,000	USD	203,934	Morgan Stanley & Co. International PLC	10/20/16	(2,270)
CAD	67,000	USD	52,060	Morgan Stanley & Co. International PLC	10/20/16	(1,074)
CHF	149,000	USD	152,379	Morgan Stanley & Co. International PLC	10/20/16	1,467
EUR	21,000	USD	23,405	BNP Paribas S.A.	10/20/16	213
EUR	423,000	USD	471,555	Citibank N.A.	10/20/16	4,175
EUR	63,000	USD	70,464	Citibank N.A.	10/20/16	390
EUR	37,000	USD	41,768	Goldman Sachs International	10/20/16	(156)
EUR	7,000	USD	7,906	Morgan Stanley & Co. International PLC	10/20/16	(33)
EUR	14,000	USD	15,659	Northern Trust Co.	10/20/16	86
GBP	96,000	USD	125,048	Citibank N.A.	10/20/16	(300)
GBP	2,000	USD	2,624	Morgan Stanley & Co. International PLC	10/20/16	(25)
GBP	126,000	USD	165,911	Morgan Stanley & Co. International PLC	10/20/16	(2,179)
GBP	337,000	USD	446,305	Northern Trust Co.	10/20/16	(8,387)
GBP	10,000	USD	12,978	UBS AG	10/20/16	17
HKD	159,000	USD	20,519	Credit Suisse International	10/20/16	(15)
HKD	148,000	USD	19,080	Credit Suisse International	10/20/16	5
HKD	248,000	USD	31,993	Morgan Stanley & Co. International PLC	10/20/16	(12)
HKD	273,000	USD	35,195	Morgan Stanley & Co. International PLC	10/20/16	9
HKD	3,959,000	USD	510,994	Royal Bank of Scotland PLC	10/20/16	(466)
HKD	183,000	USD	23,619	Royal Bank of Scotland PLC	10/20/16	(20)
IDR	242,131,000	USD	18,661	Nomura International PLC	10/20/16	(153)
ILS	64,000	USD	16,625	Morgan Stanley & Co. International PLC	10/20/16	437
JPY	2,644,000	USD	26,036	Bank of America N.A.	10/20/16	91
JPY	2,259,000	USD	22,096	Barclays Bank PLC	10/20/16	226
JPY	5,500,000	USD	54,863	Barclays Bank PLC	10/20/16	(515)
JPY	1,177,000	USD	11,610	Barclays Bank PLC	10/20/16	20
JPY	4,092,000	USD	39,981	Citibank N.A.	10/20/16	454

4	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	LifePath 2050 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	7,782,000	USD	76,159	Commonwealth Bank of Australia	10/20/16	$739
JPY	2,303,000	USD	22,498	HSBC Bank PLC	10/20/16	259
JPY	13,747,000	USD	130,079	Morgan Stanley & Co. International PLC	10/20/16	5,762
JPY	9,089,000	USD	86,507	Morgan Stanley & Co. International PLC	10/20/16	3,306
JPY	3,335,000	USD	33,075	Morgan Stanley & Co. International PLC	10/20/16	(120)
JPY	1,655,000	USD	16,413	Morgan Stanley & Co. International PLC	10/20/16	(59)
JPY	14,004,000	USD	139,540	Morgan Stanley & Co. International PLC	10/20/16	(1,160)
JPY	2,946,000	USD	29,360	Morgan Stanley & Co. International PLC	10/20/16	(249)
JPY	4,885,000	USD	47,322	Morgan Stanley & Co. International PLC	10/20/16	949
JPY	2,174,000	USD	21,396	Morgan Stanley & Co. International PLC	10/20/16	87
JPY	1,174,000	USD	11,452	Morgan Stanley & Co. International PLC	10/20/16	149
JPY	6,317,000	USD	62,344	UBS AG	10/20/16	78
NZD	21,000	USD	15,247	Citibank N.A.	10/20/16	14
SEK	528,000	USD	62,974	Goldman Sachs International	10/20/16	(1,295)
SEK	134,000	USD	15,929	Goldman Sachs International	10/20/16	(276)
SEK	579,000	USD	68,524	Northern Trust Co.	10/20/16	(887)
SGD	34,000	USD	25,381	HSBC Bank PLC	10/20/16	(441)
SGD	394,000	USD	292,447	Morgan Stanley & Co. International PLC	10/20/16	(3,436)
SGD	2,000	USD	1,470	Morgan Stanley & Co. International PLC	10/20/16	(3)
USD	57,927	AUD	76,000	Bank of America N.A.	10/20/16	(213)
USD	25,276	AUD	33,000	BNP Paribas S.A.	10/20/16	30
USD	47,975	AUD	63,000	BNP Paribas S.A.	10/20/16	(220)
USD	22,057	AUD	29,000	Citibank N.A.	10/20/16	(128)
USD	17,586	AUD	23,000	Citibank N.A.	10/20/16	(9)
USD	5,324	AUD	7,000	Goldman Sachs International	10/20/16	(31)
USD	27,767	AUD	37,000	Goldman Sachs International	10/20/16	(538)
USD	6,034	AUD	8,000	Goldman Sachs International	10/20/16	(86)
USD	165,060	AUD	221,000	Goldman Sachs International	10/20/16	(4,006)
USD	32,544	AUD	43,000	HSBC Bank PLC	10/20/16	(352)
USD	89,531	AUD	118,000	Morgan Stanley & Co. International PLC	10/20/16	(739)
USD	45,549	AUD	60,000	Royal Bank of Scotland PLC	10/20/16	(351)
USD	39,403	AUD	52,000	Royal Bank of Scotland PLC	10/20/16	(377)
USD	3,033	CAD	4,000	Barclays Bank PLC	10/20/16	(11)
USD	10,685	CAD	14,000	Morgan Stanley & Co. International PLC	10/20/16	31
USD	40,567	EUR	36,000	Barclays Bank PLC	10/20/16	80
USD	92,251	EUR	82,000	Citibank N.A.	10/20/16	29
USD	11,210	EUR	10,000	Credit Suisse International	10/20/16	(37)

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	LifePath 2050 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	309,379	EUR	280,000	Morgan Stanley & Co. International PLC	10/20/16	$(5,525)
USD	73,557	EUR	66,000	Morgan Stanley & Co. International PLC	10/20/16	(671)
USD	9,048	EUR	8,000	Morgan Stanley & Co. International PLC	10/20/16	51
USD	24,788	EUR	22,000	Northern Trust Co.	10/20/16	46
USD	39,613	GBP	30,000	BNP Paribas S.A.	10/20/16	630
USD	549,576	GBP	415,000	Citibank N.A.	10/20/16	10,300
USD	159,842	GBP	120,000	Citibank N.A.	10/20/16	3,907
USD	35,966	GBP	27,000	Citibank N.A.	10/20/16	880
USD	22,467	GBP	17,000	Northern Trust Co.	10/20/16	377
USD	46,298	HKD	359,000	Barclays Bank PLC	10/20/16	4
USD	33,281	HKD	258,000	Barclays Bank PLC	10/20/16	11
USD	19,730	HKD	153,000	Citibank N.A.	10/20/16	1
USD	11,221	HKD	87,000	Deutsche Bank AG	10/20/16	2
USD	40,870	HKD	317,000	Morgan Stanley & Co. International PLC	10/20/16	(8)
USD	62,212	IDR	831,777,000	Standard Chartered Bank	10/20/16	(1,368)
USD	60,656	IDR	794,897,000	Standard Chartered Bank	10/20/16	(105)
USD	7,057	JPY	707,000	Bank of America N.A.	10/20/16	71
USD	12,909	JPY	1,333,000	Barclays Bank PLC	10/20/16	(263)
USD	20,000	JPY	2,001,000	BNP Paribas S.A.	10/20/16	227
USD	19,971	JPY	2,003,000	Citibank N.A.	10/20/16	179
USD	6,727	JPY	676,000	Citibank N.A.	10/20/16	48
USD	14,571	JPY	1,462,000	Citibank N.A.	10/20/16	124
USD	97,793	JPY	9,865,000	Citibank N.A.	10/20/16	312
USD	54,674	JPY	5,781,000	Goldman Sachs International	10/20/16	(2,451)
USD	5,280	JPY	558,000	Goldman Sachs International	10/20/16	(234)
USD	25,673	JPY	2,722,000	Goldman Sachs International	10/20/16	(1,224)
USD	11,628	JPY	1,189,000	Goldman Sachs International	10/20/16	(121)
USD	21,440	JPY	2,178,000	Goldman Sachs International	10/20/16	(82)
USD	76,866	JPY	7,767,000	Goldman Sachs International	10/20/16	116
USD	15,470	JPY	1,563,000	Goldman Sachs International	10/20/16	26
USD	2,042	JPY	206,000	Goldman Sachs International	10/20/16	6
USD	20,667	JPY	2,106,000	HSBC Bank PLC	10/20/16	(144)
USD	19,412	JPY	1,941,000	Morgan Stanley & Co. International PLC	10/20/16	232
USD	5,091	JPY	528,000	Morgan Stanley & Co. International PLC	10/20/16	(126)
USD	71,829	JPY	7,468,000	Morgan Stanley & Co. International PLC	10/20/16	(1,966)
USD	490,833	JPY	50,925,000	Northern Trust Co.	10/20/16	(12,383)
USD	41,419	JPY	4,294,000	Northern Trust Co.	10/20/16	(1,012)
USD	11,477	JPY	1,171,000	Royal Bank of Canada	10/20/16	(94)
USD	12,582	JPY	1,272,000	Royal Bank of Scotland PLC	10/20/16	13
USD	23,005	JPY	2,372,000	UBS AG	10/20/16	(434)
USD	62,648	JPY	6,458,000	UBS AG	10/20/16	(1,167)
USD	20,081	JPY	2,051,000	UBS AG	10/20/16	(186)
USD	19,842	JPY	1,984,000	Westpac Banking Corp.	10/20/16	237
USD	235	NOK	2,000	Goldman Sachs International	10/20/16	(15)
USD	9,053	NOK	77,000	Goldman Sachs International	10/20/16	(581)
USD	123,233	NOK	1,015,000	Goldman Sachs International	10/20/16	(3,771)

6	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	LifePath 2050 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	13,374	NOK	113,000	Morgan Stanley & Co. International PLC	10/20/16	$(765)
USD	13,284	NOK	113,000	Morgan Stanley & Co. International PLC	10/20/16	(856)
USD	88,570	NOK	746,000	Royal Bank of Scotland PLC	10/20/16	(4,775)
USD	237	NOK	2,000	Royal Bank of Scotland PLC	10/20/16	(13)
USD	6,066	SEK	52,000	Citibank N.A.	10/20/16	(8)
Total						$(30,863)

Portfolio Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	7

Schedule of Investments (continued)	LifePath 2050 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Investment Companies:
Equity Funds	$17,963,390	$89,199,703	—	$107,163,093
Fixed Income Funds	—	1,784,178	—	1,784,178
Short-Term Securities	3,233,526	—	—	3,233,526
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	—	474,261	—	474,261
Hotels, Restaurants & Leisure	99,149	—	—	99,149
Real Estate Investment Trusts (REITs)	9,791,766	3,722,373	—	13,514,139
Real Estate Management & Development	662,215	2,827,803	—	3,490,018
Road & Rail	—	96,706	—	96,706

Total	$31,750,046	$98,105,024	—	$129,855,070

8	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (concluded)	LifePath 2050 Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Forward foreign currency contracts	—	$40,162	—	$40,162
Liabilities:
Forward foreign currency contracts	—	(71,025)	—	(71,025)

Total	—	$(30,863)	—	$(30,863)

[1]	Derivative financial instruments are forward foreign currency exchange contracts that are valued at the unrealized appreciation (depreciation) on the instrument.

The LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$3,797	—	—	$3,797
Liabilities:
Collateral on securities loaned at value	—	$(2,258,314)	—	(2,258,314)

Total	$3,797	$(2,258,314)	—	$(2,254,517)

During the period ended September 30, 2016, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	9

Schedule of Investments September 30, 2016 (Unaudited)	LifePath 2055 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 84.2%
Active Stock Master Portfolio	$6,064,589	$6,064,589
BlackRock Commodity Strategies Fund (b)	106,420	784,312
BlackRock Emerging Markets Fund, Inc.	56,212	1,045,534
International Tilts Master Portfolio	$3,921,695	3,921,695
iShares MSCI Canada ETF	14,024	360,277
iShares MSCI EAFE Small-Cap ETF	10,851	568,701
Large Cap Index Master Portfolio	$2,821,934	2,821,934
Master Small Cap Index Series	$379,570	379,570

		15,946,612
Fixed Income Fund — 1.4%
CoreAlpha Bond Master Portfolio	$263,661	263,661
Short-Term Securities — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.36% (c)	172,352	172,352
Total Affiliated Investment Companies — 86.5%		16,382,625

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.4%
Ichigo Hotel REIT Investment Corp.	15	20,293
New South Resources, Ltd. (b)	39,826	49,098

		69,391
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	643	14,744
Real Estate Investment Trusts (REITs) — 10.6%
AEON REIT Investment Corp.	9	11,729
Alexandria Real Estate Equities, Inc.	270	29,368
American Campus Communities, Inc.	690	35,100
American Homes 4 Rent, Class A	1,371	29,668
AvalonBay Communities, Inc.	453	80,561
Beni Stabili SpA SIIQ (b)	24,328	14,525
Boston Properties, Inc.	650	88,588
British Land Co. PLC	5,844	47,868
Cambridge Industrial Trust	33,700	13,615
CareTrust REIT, Inc.	719	10,627
Charter Hall Retail REIT	7,809	25,418
CyrusOne, Inc.	849	40,387
DiamondRock Hospitality Co.	3,306	30,085
Dream Office Real Estate Investment Trust	1,123	14,483
EPR Properties	369	29,055
Equity One, Inc.	960	29,386
Essex Property Trust, Inc.	246	54,784

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Eurocommercial Properties NV CVA	388	$17,520
Extra Space Storage, Inc.	776	61,622
Federal Realty Investment Trust	310	47,718
First Industrial Realty Trust, Inc.	1,698	47,918
General Growth Properties, Inc.	1,747	48,217
Gramercy Property Trust	3,034	29,248
Great Portland Estates PLC	1,738	14,253
Hammerson PLC	3,339	25,412
Healthcare Trust of America, Inc., Class A	1,003	32,718
Host Hotels & Resorts, Inc.	2,587	40,280
Ichigo Office REIT Investment Corp.	46	33,802
Japan Hotel REIT Investment Corp.	40	31,842
Japan Rental Housing Investments, Inc.	56	46,980
Kenedix Retail REIT Corp.	18	42,673
Kilroy Realty Corp.	753	52,221
LaSalle Logiport REIT	7	7,432
Link REIT	4,500	33,219
McKay Securities PLC	1,479	3,883
Medical Properties Trust, Inc.	890	13,145
MGM Growth Properties LLC	565	14,730
National Health Investors, Inc.	146	11,458
NSI NV	3,373	13,937
Public Storage	115	25,661
Retail Properties of America, Inc., Class A	3,300	55,440
Rexford Industrial Realty, Inc.	802	18,358
Scentre Group	5,701	20,582
Simon Property Group, Inc.	761	157,535
SL Green Realty Corp.	239	25,836
STAG Industrial, Inc.	1,504	36,863
STORE Capital Corp.	484	14,263
Sun Communities, Inc.	233	18,286
Terreno Realty Corp.	1,479	40,687
UDR, Inc.	1,108	39,877
Unibail-Rodamco SE	226	60,937
Vastned Retail NV	799	32,312
Ventas, Inc.	1,644	116,116
Westfield Corp.	13,302	99,533

		2,017,761
Real Estate Management & Development — 2.8%
BUWOG AG	1,198	32,408
Deutsche Wohnen AG, Bearer Shares	974	35,442
Entra ASA (d)	3,713	41,616
First Capital Realty, Inc.	1,265	21,193
Grainger PLC	6,590	19,608
Howard Hughes Corp. (b)	195	22,327
Inmobiliaria Colonial SA	4,083	29,698
Intiland Development Tbk PT	553,000	25,423
Kungsleden AB	1,909	13,962

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	LifePath 2055 Master Portfolio

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Mitsui Fudosan Co. Ltd.	4,000	$85,098
Modernland Realty Tbk PT (b)	133,000	3,750
Puradelta Lestari Tbk PT	471,200	8,877
St. Modwen Properties PLC	6,040	23,016
Sun Hung Kai Properties Ltd.	6,000	91,217
Takara Leben Co., Ltd.	900	6,087
Unizo Holdings Co., Ltd.	2,400	66,932

		526,654
Road & Rail — 0.1%
MTR Corp. Ltd.	2,500	13,815
Total Common Stocks — 14.0%		2,642,365

Value
Total Investments (Cost — $18,089,776*) — 100.5%	$19,024,990
Liabilities in Excess of Other Assets — (0.5)%	(98,115)

Net Assets — 100.0%	$18,926,875

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$18,046,888

Gross unrealized appreciation	$1,750,499
Gross unrealized depreciation	(772,397)

Net unrealized appreciation	$978,102

Notes to Schedule of Investments

(a)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income		Realized Gain (Loss)
Active Stock Master Portfolio	$5,262,393	$802,196	[1]	—	$6,064,589	$6,064,589	$74,028		$(53,050)
BlackRock Cash Funds: Institutional, SL Agency Shares	35,783	—		(35,783)[2]	—	—	$1,261	[3]	—
BlackRock Cash Funds: Prime, SL Agency Shares	—	—		—	—	—	$199	[3]	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	172,352	[1]	—	172,352	$172,352	$124	[3]	—
BlackRock Commodity Strategies Fund	98,531	21,425		(13,536)	106,420	$784,312	—		$(39,173)
BlackRock Emerging Markets Fund, Inc.	54,081	2,131	[1]	—	56,212	$1,045,534	—		$(34,473)
CoreAlpha Bond Master Portfolio	$239,880	$23,781	[1]	—	$263,661	$263,661	$4,222		$4,902
International Tilts Master Portfolio	$3,333,398	$588,297	[1]	—	$3,921,695	$3,921,695	$94,710		$(146,146)
iShares MSCI Canada ETF	11,738	3,754		(1,468)	14,024	$360,277	$2,489		$(9,253)
iShares MSCI EAFE Small-Cap ETF	9,332	3,219		(1,700)	10,851	$568,701	$7,346		$(746)
Large Cap Index Master Portfolio	$2,261,152	$560,782	[1]	—	$2,821,934	$2,821,934	$40,018		$14,863
Master Small Cap Index Series	$327,450	$52,120	[1]	—	$379,570	$379,570	$3,537		$(151)
Total						$16,382,625	$227,934		$(263,227)

2	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	LifePath 2055 Master Portfolio

[1] Represents net shares/beneficial interest purchased.
[2] Represents net shares/beneficial interest sold.

[3]   Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Non-income producing security.

(c)	Current yield as of period end.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	4,000	USD	3,000	Barclays Bank PLC	10/20/16	$60
AUD	65,000	USD	49,423	Citibank N.A.	10/20/16	302
AUD	21,000	USD	15,710	Commonwealth Bank of Australia	10/20/16	355
AUD	5,000	USD	3,743	Northern Trust Co.	10/20/16	82
AUD	6,000	USD	4,477	Royal Bank of Scotland PLC	10/20/16	113
CAD	1,000	USD	759	Credit Suisse International	10/20/16	2
CAD	6,000	USD	4,574	Goldman Sachs International	10/20/16	(8)
CAD	42,000	USD	32,322	Morgan Stanley & Co. International PLC	10/20/16	(360)
CAD	9,000	USD	6,993	Morgan Stanley & Co. International PLC	10/20/16	(144)
CHF	21,000	USD	21,476	Morgan Stanley & Co. International PLC	10/20/16	207
CHF	3,000	USD	3,055	Royal Bank of Scotland PLC	10/20/16	43
EUR	4,000	USD	4,458	BNP Paribas S.A.	10/20/16	41
EUR	68,000	USD	75,806	Citibank N.A.	10/20/16	671
EUR	13,000	USD	14,540	Citibank N.A.	10/20/16	80
EUR	6,000	USD	6,773	Goldman Sachs International	10/20/16	(25)
EUR	4,000	USD	4,474	Northern Trust Co.	10/20/16	25
GBP	2,000	USD	2,596	Barclays Bank PLC	10/20/16	3
GBP	1,000	USD	1,312	Citibank N.A.	10/20/16	(13)
GBP	19,000	USD	25,018	Morgan Stanley & Co. International PLC	10/20/16	(329)
GBP	13,000	USD	16,930	The Toronto-Dominion Bank	10/20/16	(37)
GBP	48,000	USD	63,547	UBS AG	10/20/16	(1,173)
HKD	25,000	USD	3,226	Credit Suisse International	10/20/16	(2)
HKD	142,000	USD	18,307	Morgan Stanley & Co. International PLC	10/20/16	5
HKD	34,000	USD	4,388	Morgan Stanley & Co. International PLC	10/20/16	(3)
HKD	28,000	USD	3,612	Morgan Stanley & Co. International PLC	10/20/16	(1)
HKD	28,000	USD	3,612	Morgan Stanley & Co. International PLC	10/20/16	(1)
HKD	563,000	USD	72,667	Royal Bank of Scotland PLC	10/20/16	(66)
HKD	35,000	USD	4,517	Royal Bank of Scotland PLC	10/20/16	(4)
IDR	89,896,000	USD	6,928	Nomura International PLC	10/20/16	(57)
ILS	9,000	USD	2,338	Morgan Stanley & Co. International PLC	10/20/16	61
JPY	428,000	USD	4,186	Barclays Bank PLC	10/20/16	43
JPY	421,000	USD	4,200	Barclays Bank PLC	10/20/16	(39)
JPY	348,000	USD	3,433	Barclays Bank PLC	10/20/16	6

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	LifePath 2055 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	464,000	USD	4,534	Citibank N.A.	10/20/16	$52
JPY	405,000	USD	3,988	Citibank N.A.	10/20/16	14
JPY	424,000	USD	4,210	Citibank N.A.	10/20/16	(20)
JPY	1,811,000	USD	17,722	Goldman Sachs International	10/20/16	174
JPY	653,000	USD	6,379	HSBC Bank PLC.	10/20/16	73
JPY	64,000	USD	630	Morgan Stanley & Co. International PLC	10/20/16	3
JPY	84,000	USD	819	Morgan Stanley & Co. International PLC	10/20/16	11
JPY	787,000	USD	7,447	Morgan Stanley & Co. International PLC	10/20/16	330
JPY	1,394,000	USD	13,268	Morgan Stanley & Co. International PLC	10/20/16	507
JPY	255,000	USD	2,529	Morgan Stanley & Co. International PLC	10/20/16	(9)
JPY	325,000	USD	3,223	Morgan Stanley & Co. International PLC	10/20/16	(12)
JPY	2,687,000	USD	26,774	Morgan Stanley & Co. International PLC	10/20/16	(223)
JPY	635,000	USD	6,329	Morgan Stanley & Co. International PLC	10/20/16	(54)
JPY	389,000	USD	3,783	Morgan Stanley & Co. International PLC	10/20/16	61
JPY	468,000	USD	4,534	Morgan Stanley & Co. International PLC	10/20/16	91
JPY	533,000	USD	5,257	UBS AG	10/20/16	10
JPY	1,060,000	USD	10,461	UBS AG	10/20/16	13
NZD	3,000	USD	2,178	Citibank N.A.	10/20/16	2
SEK	20,000	USD	2,386	Citibank N.A.	10/20/16	(49)
SEK	73,000	USD	8,707	Goldman Sachs International	10/20/16	(179)
SEK	19,000	USD	2,259	Goldman Sachs International	10/20/16	(39)
SEK	87,000	USD	10,296	Northern Trust Co.	10/20/16	(133)
SGD	5,000	USD	3,668	Bank of America N.A.	10/20/16	(1)
SGD	4,000	USD	2,976	Credit Suisse International	10/20/16	(41)
SGD	63,000	USD	46,762	Morgan Stanley & Co. International PLC	10/20/16	(549)
SGD	5,000	USD	3,715	Northern Trust Co.	10/20/16	(47)
USD	8,384	AUD	11,000	Bank of America N.A.	10/20/16	(31)
USD	1,508	AUD	2,000	Barclays Bank PLC	10/20/16	(22)
USD	3,830	AUD	5,000	BNP Paribas S.A.	10/20/16	5
USD	7,615	AUD	10,000	BNP Paribas S.A.	10/20/16	(35)
USD	3,042	AUD	4,000	Citibank N.A.	10/20/16	(18)
USD	3,058	AUD	4,000	Citibank N.A.	10/20/16	(2)
USD	20,166	AUD	27,000	Goldman Sachs International	10/20/16	(489)
USD	16,431	AUD	22,000	Goldman Sachs International	10/20/16	(399)
USD	761	AUD	1,000	Goldman Sachs International	10/20/16	(4)
USD	6,754	AUD	9,000	Goldman Sachs International	10/20/16	(131)
USD	5,298	AUD	7,000	HSBC Bank PLC	10/20/16	(57)
USD	15,175	AUD	20,000	Morgan Stanley & Co. International PLC	10/20/16	(125)
USD	6,832	AUD	9,000	Royal Bank of Scotland PLC	10/20/16	(53)
USD	6,820	AUD	9,000	Royal Bank of Scotland PLC	10/20/16	(65)
USD	3,033	CAD	4,000	Barclays Bank PLC	10/20/16	(11)

4	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	LifePath 2055 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,526	CAD	2,000	Morgan Stanley & Co. International PLC	10/20/16	$4
USD	2,059	CHF	2,000	Morgan Stanley & Co. International PLC	10/20/16	(6)
USD	1,125	EUR	1,000	Bank of America N.A.	10/20/16	—
USD	5,634	EUR	5,000	Barclays Bank PLC	10/20/16	11
USD	13,500	EUR	12,000	Citibank N.A.	10/20/16	4
USD	2,242	EUR	2,000	Credit Suisse International	10/20/16	(7)
USD	49,722	EUR	45,000	Morgan Stanley & Co. International PLC	10/20/16	(888)
USD	6,687	EUR	6,000	Morgan Stanley & Co. International PLC	10/20/16	(61)
USD	15,774	EUR	14,000	UBS AG	10/20/16	29
USD	5,282	GBP	4,000	BNP Paribas S.A.	10/20/16	84
USD	26,640	GBP	20,000	Citibank N.A.	10/20/16	651
USD	83,430	GBP	63,000	Citibank N.A.	10/20/16	1,564
USD	2,643	GBP	2,000	UBS AG	10/20/16	44
USD	2,709	HKD	21,000	Barclays Bank PLC	10/20/16	1
USD	8,254	HKD	64,000	Commonwealth Bank of Australia	10/20/16	1
USD	2,708	HKD	21,000	Deutsche Bank AG	10/20/16	—
USD	18,440	HKD	143,000	Goldman Sachs International	10/20/16	—
USD	20,499	HKD	159,000	Morgan Stanley & Co. International PLC	10/20/16	(4)
USD	9,637	IDR	126,287,000	Standard Chartered Bank	10/20/16	(17)
USD	9,889	IDR	132,220,000	Standard Chartered Bank	10/20/16	(217)
USD	1,218	JPY	122,000	Bank of America N.A.	10/20/16	12
USD	3,878	JPY	388,000	Barclays Bank PLC	10/20/16	44
USD	3,186	JPY	329,000	Barclays Bank PLC	10/20/16	(65)
USD	2,493	JPY	250,000	BNP Paribas S.A.	10/20/16	22
USD	2,948	JPY	304,000	Citibank N.A.	10/20/16	(56)
USD	15,603	JPY	1,574,000	Citibank N.A.	10/20/16	50
USD	18,717	JPY	1,878,000	Citibank N.A.	10/20/16	160
USD	12,153	JPY	1,285,000	Goldman Sachs International	10/20/16	(545)
USD	672	JPY	71,000	Goldman Sachs International	10/20/16	(30)
USD	733	JPY	75,000	Goldman Sachs International	10/20/16	(8)
USD	3,062	JPY	311,000	Goldman Sachs International	10/20/16	(12)
USD	15,379	JPY	1,554,000	Goldman Sachs International	10/20/16	23
USD	1,972	JPY	201,000	HSBC Bank PLC	10/20/16	(14)
USD	1,273	JPY	132,000	Morgan Stanley & Co. International PLC	10/20/16	(32)
USD	1,270	JPY	132,000	Morgan Stanley & Co. International PLC	10/20/16	(35)
USD	64,317	JPY	6,673,000	Northern Trust Co.	10/20/16	(1,623)
USD	4,167	JPY	432,000	Northern Trust Co.	10/20/16	(102)
USD	735	JPY	75,000	Royal Bank of Canada	10/20/16	(6)
USD	3,145	JPY	318,000	Royal Bank of Scotland PLC	10/20/16	3
USD	4,162	JPY	429,000	UBS AG	10/20/16	(77)
USD	29,010	JPY	2,963,000	UBS AG	10/20/16	(268)
USD	80	JPY	8,000	Westpac Banking Corp.	10/20/16	1
USD	18,090	NOK	149,000	Goldman Sachs International	10/20/16	(554)
USD	1,411	NOK	12,000	Goldman Sachs International	10/20/16	(91)

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	LifePath 2055 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,130	NOK	18,000	Morgan Stanley & Co. International PLC	10/20/16	$(122)
USD	1,881	NOK	16,000	Morgan Stanley & Co. International PLC	10/20/16	(121)
USD	13,416	NOK	113,000	Royal Bank of Scotland PLC	10/20/16	(723)
USD	933	SEK	8,000	Citibank N.A.	10/20/16	(1)
USD	2,241	SEK	19,000	UBS AG	10/20/16	22
USD	8,075	SGD	11,000	Morgan Stanley & Co. International PLC	10/20/16	6
Total						$(4,564)

Portfolio Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

6	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	LifePath 2055 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$2,758,824	$13,187,788	—	$15,946,612
Fixed Income Funds	—	263,661	—	263,661
Short-Term Securities	172,352	—	—	172,352
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	—	69,391	—	69,391
Hotels, Restaurants & Leisure	14,744	—	—	14,744
Real Estate Investment Trusts (REITs)	1,452,601	565,160	—	2,017,761
Real Estate Management & Development	95,711	430,943	—	526,654
Road & Rail	—	13,815	—	13,815

Total	$4,494,232	$14,530,758	—	$19,024,990

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	7

Schedule of Investments (concluded)	LifePath 2055 Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Forward foreign currency contracts	—	$6,181	—	$6,181
Liabilities:
Forward foreign currency contracts	—	(10,745)	—	(10,745)

Total	—	$(4,564)	—	$(4,564)

[1] Derivative financial instruments are forward foreign currency exchange contracts that are valued at the unrealized appreciation (depreciation) on the instrument.

The LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, foreign currency at value of $3,415 is categorized as Level 1 within the disclosure hierarchy.

During the period ended September 30, 2016, there were no transfers between levels.

8	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments September 30, 2016 (Unaudited)	LifePath Index Retirement Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 40.0%
iShares Cohen & Steers REIT ETF	19,266	$2,021,003
iShares Core MSCI Total International Stock ETF	1,292,267	67,482,183
iShares International Developed Real Estate ETF	55,621	1,678,085
iShares MSCI EAFE Small-Cap ETF	24,378	1,277,651
Large Cap Index Master Portfolio	$156,807,721	156,807,721
Master Small Cap Index Series	$27,196,383	27,196,383
Total International ex U.S. Index Master Portfolio	$25,961,294	25,961,294

		282,424,320
Fixed Income Funds — 59.8%
iShares TIPS Bond ETF	529,185	61,644,761
U.S. Total Bond Index Master Portfolio	$360,016,167	360,016,167

		421,660,928
Short-Term Securities — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.31% (b)(c)	5,783,349	5,783,349
Total Affiliated Investment Companies (Cost — $666,997,393*) — 100.6%		709,868,597
Liabilities in Excess of Other Assets — (0.6)%		(4,171,663)

Net Assets — 100.0%		$705,696,934

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$648,403,579

Gross unrealized appreciation	$67,042,210
Gross unrealized depreciation	(5,577,192)

Net unrealized appreciation	$61,465,018

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	LifePath Index Retirement Master Portfolio (Percentages shown are based on Net Assets)

Notes to Schedule of Investments

(a)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income	Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,955,906	—		(1,955,906)[1]	—	—	$4,516	—
BlackRock Cash Funds: Prime, SL Agency Shares	229,051	—		(229,051)[1]	—	—	$1,618	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	5,783,349	[2]	—	5,783,349	$5,783,349	$589	—
iShares Cohen & Steers REIT ETF	14,574	5,417		(725)	19,266	$2,021,003	$43,303	$(1,761)
iShares Core MSCI Total International Stock ETF	640,123	669,494		(17,350)	1,292,267	$67,482,183	$685,816	$(170,523)
iShares International Developed Real Estate ETF	41,936	15,395		(1,710)	55,621	$1,678,085	$34,565	$(4,485)
iShares MSCI EAFE Small-Cap ETF	38,878	—		(14,500)	24,378	$1,277,651	$26,280	$41,181
iShares TIPS Bond ETF	408,584	154,368		(33,767)	529,185	$61,644,761	$660,270	$(269,724)
Large Cap Index Master Portfolio	$111,965,799	$44,841,922	[2]	—	$156,807,721	$156,807,721	$1,966,533	$2,214,996
Master Small Cap Index Series	$19,969,721	$7,226,662	[2]	—	$27,196,383	$27,196,383	$216,121	$444,113
Total International ex U.S. Index Master Portfolio	$31,996,970	—		$(6,035,676)[1]	$25,961,294	$25,961,294	$721,446	$(518,865)
U.S. Total Bond Index Master Portfolio	$254,892,164	$105,124,003	[2]	—	$360,016,167	$360,016,167	$4,431,786	$1,109,462
Total						$709,868,597	$8,792,843	$2,844,394

[1] Represents net shares/beneficial interest sold. [2] Represents net shares/beneficial interest purchased.

(b)	All or a portion of security was purchased with the cash collateral from loaned securities.

(c)	Current yield as of period end.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

2	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (concluded)	LifePath Index Retirement Master Portfolio (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$72,458,922	$209,965,398	—	$282,424,320
Fixed Income Funds	61,644,761	360,016,167	—	421,660,928
Short-Term Securities	5,783,349	—	—	5,783,349

Total	$139,887,032	$569,981,565	—	$709,868,597

During the period ended September 30, 2016, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	3

Schedule of Investments September 30, 2016 (Unaudited)	LifePath Index 2020 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 50.2%
iShares Cohen & Steers REIT ETF	239,187	$25,090,716
iShares Core MSCI Total International Stock ETF	2,900,972	151,488,758
iShares International Developed Real Estate ETF	716,004	21,601,841
iShares MSCI EAFE Small-Cap ETF (b)	173,389	9,087,318
Large Cap Index Master Portfolio	$421,063,710	421,063,710
Master Small Cap Index Series	$52,188,633	52,188,633
Total International ex U.S. Index Master Portfolio	$91,145,981	91,145,981

		771,666,957
Fixed Income Funds — 49.6%
iShares TIPS Bond ETF	930,480	108,391,615
U.S. Total Bond Index Master Portfolio	$655,044,032	655,044,032

		763,435,647
Short-Term Securities (c) — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.36% (c)(d)	13,104,559	13,104,559
Total Affiliated Investment Companies (Cost — $1,461,857,735*) — 100.6%		1,548,207,163
Liabilities in Excess of Other Assets — (0.6)%		(9,796,894)

Net Assets — 100.0%		$1,538,410,269

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,411,375,224

Gross unrealized appreciation	$168,208,996
Gross unrealized depreciation	(36,693,332)

Net unrealized appreciation	$131,515,664

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	LifePath Index 2020 Master Portfolio

Notes to Schedule of Investments

(a)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income	Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,305,823	—		(7,305,823)[1]	—	—	$10,506	—
BlackRock Cash Funds: Prime, SL Agency Shares	2,715,981	—		(2,715,981)[1]	—	—	$1,966	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	13,104,559	[2]	—	13,104,559	$13,104,559	$1,168	—
iShares Cohen & Steers REIT ETF	188,176	62,221		(11,210)	239,187	$25,090,716	$549,946	$(660)
iShares Core MSCI Total International Stock ETF	1,264,323	1,636,649		—	2,900,972	$151,488,758	$1,581,810	—
iShares International Developed Real Estate ETF	555,003	196,448		(35,447)	716,004	$21,601,841	$456,315	$(117,798)
iShares MSCI EAFE Small-Cap ETF	204,158	—		(30,769)	173,389	$9,087,318	$123,796	$16,386
iShares TIPS Bond ETF	681,438	274,234		(25,192)	930,480	$108,391,615	$1,161,121	$(234,743)
Large Cap Index Master Portfolio	$310,598,522	$110,465,188	[2]	—	$421,063,710	$421,063,710	$5,331,099	$5,402,015
Master Small Cap Index Series	$38,748,461	$13,440,172	[2]	—	$52,188,633	$52,188,633	$409,934	$256,542
Total International ex U.S. Index Master Portfolio	$106,850,308	—		$(15,704,327)[1]	91,145,981	$91,145,981	$2,392,195	$(1,769,100)
U.S. Total Bond Index Master Portfolio	$454,062,674	$200,981,358	[2]	—	$655,044,032	$655,044,032	$7,836,830	$1,927,577
Total						$1,548,207,163	$19,856,686	$5,480,219

[1] Represents net shares/beneficial interest sold.
[2] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

2	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (concluded)	LifePath Index 2020 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the LifePath Index Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$207,268,633	$564,398,324	—	$771,666,957
Fixed Income Funds	108,391,615	655,044,032	—	763,435,647
Short-Term Securities	13,104,559	—	—	13,104,559

Total	$328,764,807	$1,219,442,356	—	$1,548,207,163

The LifePath Index Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $5,316,276 is categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2016, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	3

Schedule of Investments September 30, 2016 (Unaudited)	LifePath Index 2025 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 61.6%
iShares Cohen & Steers REIT ETF	361,522	$37,923,658
iShares Core MSCI Total International Stock ETF (b)	3,430,763	179,154,444
iShares International Developed Real Estate ETF	1,066,248	32,168,702
iShares MSCI EAFE Small-Cap ETF	116,030	6,081,132
Large Cap Index Master Portfolio	$418,401,065	418,401,065
Master Small Cap Index Series	$37,005,686	37,005,686
Total International ex U.S. Index Master Portfolio	$60,535,985	60,535,985

		771,270,672
Fixed Income Funds — 38.2%
iShares TIPS Bond ETF	574,231	66,892,169
U.S. Total Bond Index Master Portfolio	$410,583,482	410,583,482

		477,475,651
Short-Term Securities — 1.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.36% (c)(d)	13,892,868	13,892,868
Total Affiliated Investment Companies (Cost — $1,206,431,918*) — 100.9%		1,262,639,191
Liabilities in Excess of Other Assets — (0.9)%		(11,366,172)

Net Assets — 100.0%		$1,251,273,019

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,180,290,675

Gross unrealized appreciation	$86,512,581
Gross unrealized depreciation	(4,164,066)

Net unrealized appreciation	$82,348,515

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	LifePath Index 2025 Master Portfolio (Percentages shown are based on Net Assets)

Notes to Schedule of Investments

(a)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income	Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	6,872,778	—		(6,872,778)[1]	—	—	$11,851	—
BlackRock Cash Funds: Prime, SL Agency Shares	1,883,549	—		(1,883,549)[1]	—	—	$4,529	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	13,892,868	[2]	—	13,892,868	$13,892,868	$1,500	—
iShares Cohen & Steers REIT ETF	248,988	122,634		(10,100)	361,522	$37,923,658	$796,994	$(3,938)
iShares Core MSCI Total International Stock ETF	1,556,261	1,883,702		(9,200)	3,430,763	$179,154,444	$1,942,615	$(93,883)
iShares International Developed Real Estate ETF	715,578	383,170		(32,500)	1,066,248	$32,168,702	$665,947	$(78,762)
iShares MSCI EAFE Small-Cap ETF	138,530	—		(22,500)	116,030	$6,081,132	$83,840	$28,340
iShares TIPS Bond ETF	361,737	219,294		(6,800)	574,231	$66,892,169	$696,203	$(57,735)
Large Cap Index Master Portfolio	$266,338,811	$152,062,254	[2]	—	$418,401,065	$418,401,065	$5,030,584	$2,864,958
Master Small Cap Index Series	$24,045,521	$12,960,165	[2]	—	$37,005,686	$37,005,686	$276,504	$(346,796)
Total International ex U.S. Index Master Portfolio	$68,026,251	—		$(7,490,266)[1]	$60,535,985	$60,535,985	$1,571,654	$(1,141,162)
U.S. Total Bond Index Master Portfolio	$248,639,480	$161,944,002	[2]	—	$410,583,482	$410,583,482	$4,704,444	$1,123,872
Total						$1,262,639,191	$15,786,665	$2,294,894

[1] Represents net shares/beneficial interest sold.
[2] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

2	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (concluded)	LifePath Index 2025 Master Portfolio (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$255,327,936	$515,942,736	—	$771,270,672
Fixed Income Funds	66,892,169	410,583,482	—	477,475,651
Short-Term Securities	13,892,868	—	—	13,892,868

Total	$336,112,973	$926,526,218	—	$1,262,639,191

The LifePath Index Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $2,533,400 is categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2016, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	3

Schedule of Investments September 30, 2016 (Unaudited)	LifePath Index 2030 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 71.9%
iShares Cohen & Steers REIT ETF	702,502	$73,692,460
iShares Core MSCI Total International Stock ETF	4,585,026	239,430,058
iShares International Developed Real Estate ETF	2,060,430	62,163,173
iShares MSCI EAFE Small-Cap ETF (b)	226,733	11,883,077
Large Cap Index Master Portfolio	$653,007,197	653,007,197
Master Small Cap Index Series	$42,124,634	42,124,634
Total International ex U.S. Index Master Portfolio	$129,701,637	129,701,637

		1,212,002,236
Fixed Income Funds — 27.3%
iShares TIPS Bond ETF	534,423	62,254,935
U.S. Total Bond Index Master Portfolio	$398,394,639	398,394,639

		460,649,574
Short-Term Securities — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.36% (c)(d)	12,033,762	12,033,762
Total Affiliated Investment Companies (Cost — $1,592,602,732*) — 99.9%		1,684,685,572
Other Assets Less Liabilities — 0.1%		1,244,906

Net Assets — 100.0%		$1,685,930,478

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,541,775,206

Gross unrealized appreciation	$171,919,154
Gross unrealized depreciation	(29,008,788)

Net unrealized appreciation	$142,910,366

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	LifePath Index 2030 Master Portfolio (Percentages shown are based on Net Assets)

Notes to Schedule of Investments

(a)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income	Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,224,689	—		(4,224,689)[1]	—	—	$15,021	—
BlackRock Cash Funds: Prime, SL Agency Shares	202,078	—		(202,078)[1]	—	—	$4,020	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	12,033,762	[2]	—	12,033,762	$12,033,762	$1,529	—
iShares Cohen & Steers REIT ETF	509,918	228,184		(35,600)	702,502	$73,692,460	$1,510,776	$1,127
iShares Core MSCI Total International Stock ETF	1,857,147	2,727,879		—	4,585,026	$239,430,058	$2,364,578	—
iShares International Developed Real Estate ETF	1,463,321	710,409		(113,300)	2,060,430	$62,163,173	$1,259,538	$(544,177)
iShares MSCI EAFE Small-Cap ETF	253,525	—		(26,792)	226,733	$11,883,077	$163,200	$11,298
iShares TIPS Bond ETF	350,843	196,180		(12,600)	534,423	$62,254,935	$645,065	$(116,624)
Large Cap Index Master Portfolio	$429,624,226	$223,382,971	[2]	—	$653,007,197	$653,007,197	$7,817,979	$5,885,108
Master Small Cap Index Series	$28,641,879	$13,482,755	[2]	—	$42,124,634	$42,124,634	$313,549	$43,560
Total International ex U.S. Index Master Portfolio	$142,152,800	—		$(12,451,163)[1]	$129,701,637	$129,701,637	$3,350,021	$(2,354,284)
U.S. Total Bond Index Master Portfolio	$245,012,642	$153,381,997	[2]	—	$398,394,639	$398,394,639	$4,512,585	$1,069,806
Total						$1,684,685,572	$21,957,861	$3,995,814

[1] Represents net shares/beneficial interest sold.
[2] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

2	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (concluded)	LifePath Index 2030 Master Portfolio (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$387,168,768	$824,833,468	—	$1,212,002,236
Fixed Income Funds	62,254,935	398,394,639	—	460,649,574
Short-Term Securities	12,033,762	—	—	12,033,762

Total	$461,457,465	$1,223,228,107	—	$1,684,685,572

The LifePath Index Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $2,170,560 is categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2016, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	3

Schedule of Investments September 30, 2016 (Unaudited)	LifePath Index 2035 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 82.5%
iShares Cohen & Steers REIT ETF	536,070	$56,233,743
iShares Core MSCI Total International Stock ETF	3,352,603	175,072,929
iShares International Developed Real Estate ETF	1,529,547	46,146,433
iShares MSCI EAFE Small-Cap ETF	131,234	6,877,974
Large Cap Index Master Portfolio	$434,388,279	434,388,279
Master Small Cap Index Series	$21,211,808	21,211,808
Total International ex U.S. Index Master Portfolio	$69,966,218	69,966,218

		809,897,384
Fixed Income Funds — 17.4%
iShares TIPS Bond ETF	189,570	22,083,009
U.S. Total Bond Index Master Portfolio	$148,566,202	148,566,202

		170,649,211
Short-Term Securities — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.36% (b)(c)	9,985,252	9,985,252
Total Affiliated Investment Companies (Cost — $943,228,292*) — 100.9%		990,531,847
Liabilities in Excess of Other Assets — (0.9)%		(8,585,509)

Net Assets — 100.0%		$981,946,338

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$921,919,056

Gross unrealized appreciation	$86,649,636
Gross unrealized depreciation	(18,036,845)

Net unrealized appreciation	$68,612,791

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	LifePath Index 2035 Master Portfolio (Percentages shown are based on Net Assets)

Notes to Schedule of Investments

(a)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income	Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,748,132	—		(3,748,132)[1]		—	—	$10,247	—
BlackRock Cash Funds: Prime, SL Agency Shares	624,013	—		(624,013)[1]		—	—	$3,791	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	9,985,252	[2]	—		9,985,252	$9,985,252	$1,179	—
iShares Cohen & Steers REIT ETF	365,844	191,626		(21,400)		536,070	$56,233,743	$1,150,182	$(44,692)
iShares Core MSCI Total International Stock ETF	1,508,195	1,844,408		—		3,352,603	$175,072,929	$1,897,063	—
iShares International Developed Real Estate ETF	1,046,365	533,082		(49,900)		1,529,547	$46,146,433	$958,156	$(192,030)
iShares MSCI EAFE Small-Cap ETF	140,134	—		(8,900)		131,234	$6,877,974	$94,726	$5,804
iShares TIPS Bond ETF	112,159	78,311		(900)		189,570	$22,083,009	$226,393	$(3,340)
Large Cap Index Master Portfolio	$276,036,983	$158,351,296	[2]	—		$434,388,279	$434,388,279	$5,217,017	$2,588,660
Master Small Cap Index Series	$13,686,883	$7,524,925	[2]	—		$21,211,808	$21,211,808	$157,968	$(159,937)
Total International ex U.S. Index Master Portfolio	$74,464,733	—		$(4,498,515	) [1]	$69,966,218	$69,966,218	$1,774,174	$(1,230,708)
U.S. Total Bond Index Master Portfolio	$85,746,349	$62,819,853	[2]	—		$148,566,202	$148,566,202	$1,659,421	$396,974
Total							$990,531,847	$13,150,317	$1,360,731

[1] Represents net shares/beneficial interest sold.
[2] Represents net shares/beneficial interest purchased.

(b)	All or a portion of security was purchased with the cash collateral from loaned securities.

(c)	Current yield as of period end.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

2	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (concluded)	LifePath Index 2035 Master Portfolio (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$284,331,079	$525,566,305	—	$5,749,312
Fixed Income Funds	22,083,009	148,566,202	—	170,649,211
Short-Term Securities	9,985,252	—	—	9,985,252

Total	$316,399,340	$674,132,507	—	$990,531,847

During the period ended September 30, 2016, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	3

Schedule of Investments September 30, 2016 (Unaudited)	LifePath Index 2040 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 91.3%
iShares Cohen & Steers REIT ETF	773,551	$81,145,500
iShares Core MSCI Total International Stock ETF (b)	3,913,414	204,358,479
iShares International Developed Real Estate ETF (b)	2,186,925	65,979,527
iShares MSCI EAFE Small-Cap ETF	204,443	10,714,857
Large Cap Index Master Portfolio	$557,318,511	557,318,511
Master Small Cap Index Series	$21,534,261	21,534,261
Total International ex U.S. Index Master Portfolio	$109,995,473	109,995,473

		1,051,046,608
Fixed Income Funds — 8.2%
iShares TIPS Bond ETF	96,030	11,186,535
U.S. Total Bond Index Master Portfolio	$83,384,172	83,384,172

		94,570,707
Short-Term Securities — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.36% (c)(d)	10,970,418	10,970,418
Total Affiliated Investment Companies (Cost — $1,098,947,019*) — 100.4%		1,156,587,733
Liabilities in Excess of Other Assets — (0.4)%		(4,884,274)

Net Assets — 100.0%		$1,151,703,459

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,062,297,569

Gross unrealized appreciation	$115,791,823
Gross unrealized depreciation	(21,501,659)

Net unrealized appreciation	$94,290,164

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	LifePath Index 2040 Master Portfolio (Percentages shown are based on Net Assets)

Notes to Schedule of Investments

(a)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income	Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,836,397	—		(2,836,397)[1]	—	—	$11,042	—
BlackRock Cash Funds: Prime, SL Agency Shares	—	—		—	—	—	$4,707	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	10,970,418	[2]	—	10,970,418	$10,970,418	$1,404	—
iShares Cohen & Steers REIT ETF	554,158	259,693		(40,300)	773,551	$81,145,500	$1,621,516	$(101,838)
iShares Core MSCI Total International Stock ETF	1,745,458	2,167,956		—	3,913,414	$204,358,479	$2,052,626	—
iShares International Developed Real Estate ETF	1,585,534	703,691		(102,300)	2,186,925	$65,979,527	$1,347,216	$(430,278)
iShares MSCI EAFE Small-Cap ETF	229,343	—		(24,900)	204,443	$10,714,857	$141,509	$(26,914)
iShares TIPS Bond ETF	55,895	44,235		(4,100)	96,030	$11,186,535	$109,217	$(12,104)
Large Cap Index Master Portfolio	$372,521,982	$184,796,529	[2]	—	$557,318,511	$557,318,511	$6,651,770	$4,103,619
Master Small Cap Index Series	$14,850,473	$6,683,788	[2]	—	$21,534,261	$21,534,261	$161,323	$(14,224)
Total International ex U.S. Index Master Portfolio	$117,826,153	—		$(7,830,680)[1]	$109,995,473	$109,995,473	$2,784,895	$(2,017,152)
U.S. Total Bond Index Master Portfolio	$45,832,656	$37,551,516	[2]	—	$83,384,172	$83,384,172	$882,155	$214,560
Total						$1,156,587,733	$15,769,380	$1,715,669

[1] Represents net shares/beneficial interest sold. [2] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

2	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (concluded)	LifePath Index 2040 Master Portfolio (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$362,198,363	$688,848,245	—	$1,051,046,608
Fixed Income Funds	11,186,535	83,384,172	—	94,570,707
Short-Term Securities	10,970,418	—	—	10,970,418

Total	$384,355,316	$772,232,417	—	$1,156,587,733

The LifePath Index Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $2,516,000 is categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2016, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	3

Schedule of Investments September 30, 2016 (Unaudited)	LifePath Index 2045 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 97.2%
iShares Cohen & Steers REIT ETF (b)	428,316	$44,930,348
iShares Core MSCI Total International Stock ETF (b)	2,277,704	118,941,703
iShares International Developed Real Estate ETF	1,203,823	36,319,340
iShares MSCI EAFE Small-Cap ETF	80,600	4,224,246
Large Cap Index Master Portfolio	$282,326,202	282,326,202
Master Small Cap Index Series	$10,400,210	10,400,210
Total International ex U.S. Index Master Portfolio	$45,351,346	45,351,346

		542,493,395
Fixed Income Funds — 2.7%
iShares TIPS Bond ETF	13,491	1,571,567
U.S. Total Bond Index Master Portfolio	$13,230,129	13,230,129

		14,801,696
Short-Term Securities — 1.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.36% (c)(d)	9,733,475	9,733,475
Total Affiliated Investment Companies (Cost — $543,602,358*) — 101.6%		567,028,566
Liabilities in Excess of Other Assets — (1.6)%		(8,957,794)

Net Assets — 100.0%		$558,070,772

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$530,426,628

Gross unrealized appreciation	$45,303,857
Gross unrealized depreciation	(9,875,170)

Net unrealized appreciation	$35,428,687

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	LifePath Index 2045 Master Portfolio (Percentages shown are based on Net Assets)

Notes to Schedule of Investments

(a)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income	Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,228,251	—		(2,228,251)[1]	—	—	6,130	—
BlackRock Cash Funds: Prime, SL Agency Shares	306,340	—		(306,340)[1]	—	—	3,589	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	9,733,475	[2]	—	9,733,475	$9,733,475	$962	—
iShares Cohen & Steers REIT ETF	276,055	165,461		(13,200)	428,316	$44,930,348	$870,182	$(56,538)
iShares Core MSCI Total International Stock ETF	1,068,849	1,208,855		—	2,277,704	$118,941,703	$1,274,144	—
iShares International Developed Real Estate ETF	789,580	443,643		(29,400)	1,203,823	$36,319,340	$726,161	$(121,111)
iShares MSCI EAFE Small-Cap ETF	95,700	—		(15,100)	80,600	$4,224,246	$56,578	$(12,189)
iShares TIPS Bond ETF	6,225	7,366		(100)	13,491	$1,571,567	$13,301	$(176)
Large Cap Index Master Portfolio	$175,431,933	$106,894,269	[2]	—	$282,326,202	$282,326,202	$3,308,333	$1,460,497
Master Small Cap Index Series	$6,688,764	$3,711,446	[2]	—	$10,400,210	$10,400,210	$77,796	$(141,923)
Total International ex U.S. Index Master Portfolio	$45,792,251	—		$(440,905)[1]	$45,351,346	$45,351,346	$1,117,614	$(749,821)
U.S. Total Bond Index Master Portfolio	$6,335,194	$6,894,935	[2]	—	$13,230,129	$13,230,129	$136,236	$31,900
Total						$567,028,566	$7,591,026	$410,639

[1] Represents net shares/beneficial interest sold.
[2] Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

2	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (concluded)	LifePath Index 2045 Master Portfolio (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$204,415,637	$338,077,758	—	$542,493,395
Fixed Income Funds	1,571,567	13,230,129	—	14,801,696
Short-Term Securities	9,733,475	—	—	9,733,475

Total	$215,720,679	$351,307,887	—	$567,028,566

The LifePath Index Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $1,173,250 is categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2016, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	3

Schedule of Investments September 30, 2016 (Unaudited)	LifePath Index 2050 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 98.3%
iShares Cohen & Steers REIT ETF	432,612	$45,380,999
iShares Core MSCI Total International Stock ETF	2,235,303	116,727,523
iShares International Developed Real Estate ETF	1,212,309	36,575,362
iShares MSCI EAFE Small-Cap ETF	70,618	3,701,089
Large Cap Index Master Portfolio	$277,329,821	277,329,821
Master Small Cap Index Series	$10,259,350	10,259,350
Total International ex U.S. Index Master Portfolio	$46,453,809	46,453,809

		536,427,953
Fixed Income Fund — 1.0%
U.S. Total Bond Index Master Portfolio	$5,452,066	5,452,066
Short-Term Securities — 1.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.36% (b)(c)	6,596,922	6,596,922
Total Affiliated Investment Companies (Cost — $525,949,386*) — 100.5%		548,476,941
Liabilities in Excess of Other Assets — (0.5)%		(2,797,007)

Net Assets — 100.0%		$545,679,934

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$513,665,231

Gross unrealized appreciation	$44,077,985
Gross unrealized depreciation	(9,266,275)

Net unrealized appreciation	$34,811,710

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	LifePath Index 2050 Master Portfolio (Percentages shown are based on Net Assets)

Notes to Schedule of Investments

(a)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income	Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,062,777	—		(3,062,777)[1]	—	—	$6,815	—
BlackRock Cash Funds: Prime, SL Agency Shares	1,208,810	—		(1,208,810)[1]	—	—	$8,814	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	6,596,922	[2]	—	6,596,922	$6,596,922	$822	—
iShares Cohen & Steers REIT ETF	282,305	169,557		(19,250)	432,612	$45,380,999	$862,898	$(79,107)
iShares Core MSCI Total International Stock ETF	1,075,396	1,186,807		(26,900)	2,235,303	$116,727,523	$1,204,601	$(229,432)
iShares International Developed Real Estate ETF	806,393	450,616		(44,700)	1,212,309	$36,575,362	$723,022	$(170,779)
iShares MSCI EAFE Small-Cap ETF	89,118	—		(18,500)	70,618	$3,701,089	$47,735	$3,391
Large Cap Index Master Portfolio	$173,705,052	$103,624,769	[2]	—	$277,329,821	$277,329,821	$3,214,821	$1,481,898
Master Small Cap Index Series	$6,843,092	$3,416,258	[2]	—	$10,259,350	$10,259,350	$77,080	$(171,928)
Total International ex U.S. Index Master Portfolio	$46,580,774	—		$(126,965)[1]	$46,453,809	$46,453,809	$1,158,364	$(785,996)
U.S. Total Bond Index Master Portfolio	$3,370,948	$2,081,118	[2]	—	$5,452,066	$5,452,066	$61,163	$15,694
Total						$548,476,941	$7,366,135	$63,741

[1] Represents net shares/beneficial interest sold.
[2] Represents net shares/beneficial interest purchased.

(b)	All or a portion of security was purchased with the cash collateral from loaned securities.

(c)	Current yield as of period end.

Portfolio Abbreviations
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

2	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (concluded)	LifePath Index 2050 Master Portfolio (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semiannual report.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$202,384,973	$334,042,980	—	$536,427,953
Fixed Income Funds	—	5,452,066	—	5,452,066
Short-Term Securities	6,596,922	—	—	6,596,922

Total	$208,981,895	$339,495,046	—	$548,476,941

During the period ended September 30, 2016, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	3

Schedule of Investments September 30, 2016 (Unaudited)	LifePath Index 2055 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 98.5%
iShares Cohen & Steers REIT ETF	157,466	$16,518,183
iShares Core MSCI Total International Stock ETF	1,064,859	55,606,937
iShares International Developed Real Estate ETF	460,302	13,887,311
iShares MSCI EAFE Small-Cap ETF	3,167	165,983
Large Cap Index Master Portfolio	$102,334,211	102,334,211
Master Small Cap Index Series	$3,912,082	3,912,082
Total International ex U.S. Index Master Portfolio	$6,279,076	6,279,076

		198,703,783
Fixed Income Fund — 1.0%
U.S. Total Bond Index Master Portfolio	$1,973,105	1,973,105
Short-Term Securities — 1.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.36% (b)(c)	2,400,779	2,400,779
Total Affiliated Investment Companies (Cost — $194,634,496*) — 100.7%		203,077,667
Liabilities in Excess of Other Assets — (0.7)%		(1,494,650)

Net Assets — 100.0%		$201,583,017

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$192,490,775

Gross unrealized appreciation	$13,321,062
Gross unrealized depreciation	(2,734,170)

Net unrealized appreciation	$10,586,892

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	LifePath Index 2055 Master Portfolio (Percentages shown are based on Net Assets)

Notes to Schedule of Investments

(a)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income	Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,001,864	—		(3,001,864)[1]	—	—	2,698	—
BlackRock Cash Funds: Prime, SL Agency Shares	1,681,340	—		(1,681,340)[1]	—	—	2,349	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	2,400,779	[2]	—	2,400,779	$2,400,779	$380	—
iShares Cohen & Steers REIT ETF	88,789	73,017		(4,340)	157,466	$16,518,183	$316,526	$(11,766)
iShares Core MSCI Total International Stock ETF	431,175	633,684		—	1,064,859	$55,606,937	$608,782	—
iShares International Developed Real Estate ETF	253,583	221,219		(14,500)	460,302	$13,887,311	$266,492	$(45,632)
iShares MSCI EAFE Small-Cap ETF	21,217	—		(18,050)	3,167	$165,982	$10,286	$47,264
Large Cap Index Master Portfolio	$55,147,907	$47,186,304	[2]	—	$102,334,211	$102,334,211	$1,145,378	$396,798
Master Small Cap Index Series	$2,173,646	$1,738,436	[2]	—	$3,912,082	$3,912,082	$27,518	$(69,957)
Total International ex U.S. Index Master Portfolio	$10,703,083	—		$(4,424,007)[1]	$6,279,076	$6,279,076	$208,797	$(173,375)
U.S. Total Bond Index Master Portfolio	$1,070,209	$902,897	[2]	—	$1,973,106	$1,973,106	$22,124	$5,393
Total						$203,077,667	$2,611,330	$148,725

[1] Represents net shares/beneficial interest sold.
[2] Represents net shares/beneficial interest purchased.

(b)	All or a portion of security was purchased with the cash collateral from loaned securities.

(c)	Current yield as of period end.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

2	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (concluded)	LifePath Index 2055 Master Portfolio (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$86,178,414	$112,525,369	—	$198,703,783
Fixed Income Funds	—	1,973,105	—	1,973,105
Short-Term Securities	2,400,779	—	—	2,400,779

Total	$88,579,193	$114,498,474	—	$203,077,667

During the period ended September 30, 2016, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	3

Schedule of Investments September 30, 2016 (Unaudited)	LifePath Index 2060 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 88.2%
iShares Cohen & Steers REIT ETF	3,945	$413,831
iShares Core MSCI Total International Stock ETF	29,519	1,541,482
iShares International Developed Real Estate ETF	11,673	352,174
Large Cap Index Master Portfolio	$3,318,962	3,318,962
Master Small Cap Index Series	$122,863	122,863

		5,749,312
Fixed Income Fund — 1.0%
U.S. Total Bond Index Master Portfolio	$65,256	65,256
Short-Term Securities — 2.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.36% (b)(c)	134,180	134,180
Total Affiliated Investment Companies (Cost — $5,739,483*) — 91.3%		5,948,748
Other Assets Less Liabilities — 8.7%		567,946

Net Assets — 100.0%		$6,516,694

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$5,739,483

Gross unrealized appreciation	$209,265
Gross unrealized depreciation	—

Net unrealized appreciation	$209,265

Notes to Schedule of Investments

(a)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income	Realized Gain (Loss)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—		—	—	—	$61	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	134,180	[1]	—	134,180	$134,180	$28	—

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	LifePath Index 2060 Master Portfolio (Percentages shown are based on Net Assets)

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income	Realized Gain (Loss)
iShares Cohen & Steers REIT ETF	—	4,757		(812)	3,945	$413,831	$4,126	$(972)
iShares Core MSCI Total International Stock ETF	—	36,696		(7,177)	29,519	$1,541,482	$6,787	$(1,036)
iShares International Developed Real Estate ETF	—	14,133		(2,460)	11,673	$352,174	$3,495	$(342)
Large Cap Index Master Portfolio	—	$3,318,962	[1]	—	$3,318,962	$3,318,962	$11,258	$3,873
Master Small Cap Index Series	—	$122,863	[1]	—	$122,863	$122,863	$266	$94
U.S. Total Bond Index Master Portfolio	—	$65,256	[1]	—	$65,256	$65,256	$225	$(27)
Total						$5,948,748	$26,185	$1,590

[1] Represents net shares/beneficial interest purchased.

(b)	All or a portion of security was purchased with the cash collateral from loaned securities.

(c)	Current yield as of period end.

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

2	MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (concluded)	LifePath Index 2060 Master Portfolio (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$2,307,487	$3,441,825	—	$5,749,312
Fixed Income Funds	—	65,256	—	65,256
Short-Term Securities	134,180	—	—	134,180

Total	$2,441,667	$3,507,081	—	$5,948,748

During the period ended September 30, 2016, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2016	3

Schedule of Investments September 30, 2016 (Unaudited)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 2.5%
Bank of America N.A.:
0.93%, 12/15/16	$150,000	$150,000,000
1.05%, 1/13/17	148,500	148,500,000
Citibank NA, New York:
0.65%, 10/03/16	65,000	65,000,575
0.80%, 11/01/16	240,000	240,000,000
State Street Bank & Trust (a):
1.12%, 3/08/17	50,000	50,000,000
1.13%, 3/10/17	32,000	32,000,000
Wells Fargo Bank NA (a):
0.87%, 10/03/16	57,000	57,001,341
0.87%, 10/04/16 (b)	105,000	105,003,667
0.88%, 11/16/16	135,000	135,000,000
1.04%, 2/15/17	125,000	125,000,000

		1,107,505,583
Euro — 0.7%
Landesbank Baden-Wurttemberg, New York, 0.00%, 10/12/16 (c)	300,000	299,937,705
Yankee — 16.4% (d)
Bank of Montreal, Chicago, 0.69%, 10/05/16	150,000	150,000,000
Bank of Nova Scotia (a):
0.92%, 11/07/16	50,000	50,000,000
0.92%, 11/10/16	135,000	135,000,000
1.07%, 4/12/17	52,900	52,902,492
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 0.50%, 10/12/16	500,000	500,000,000
BNP Paribas SA, New York, 0.93%, 11/04/16 (a)	120,700	120,700,000
Canadian Imperial Bank of Commerce, New York:
0.88%, 11/18/16 (a)	125,000	125,000,000
0.90%, 1/03/17	148,000	148,000,000
Credit Industriel et Commercial, New York, 0.97%, 11/02/16	200,000	200,000,000
Credit Suisse AG, New York, 0.66%, 10/03/16	150,000	150,000,000
DZ Bank Deutsche Genossenschaf, New York, 0.68%, 10/07/16	80,000	80,000,000
Landesbank Baden-Wurttemberg, New York:
0.45%, 10/04/16	400,000	400,000,000
0.40%, 10/06/16	500,000	500,000,000
0.52%, 10/12/16	350,000	350,000,000
Landesbank Hessen-Thueringen Girozentrale:
0.90%, 11/10/16	80,000	80,000,000
0.90%, 11/14/16	195,000	195,000,000
Mitsubishi UFJ Trust & Banking Corp., New York, 0.90%, 11/18/16	300,000	300,000,000
Mizuho Bank Ltd., New York:
0.78%, 10/06/16 (a)	155,000	155,006,575

Certificates of Deposit	Par (000)	Value
Yankee (d) (continued)
Mizuho Bank Ltd., New York (continued):
0.90%, 11/14/16	$199,000	$199,000,000
Natixis, New York, 0.74%, 11/21/16 (a)	50,000	50,000,000
Norinchukin Bank, New York:
0.90%, 11/08/16	250,000	250,000,000
0.90%, 11/16/16	198,000	198,000,000
Oversea Chinese Banking, Corp. Ltd., New York:
0.42%, 10/06/16	150,000	150,000,000
0.86%, 11/14/16	150,000	150,000,000
Royal Bank of Canada, New York, 0.92%, 10/14/16 (a)	180,000	180,000,000
Skandinaviska Enskilda Banken AB, New York, 1.12%, 2/10/17 (a)	100,000	100,000,000
Sumitomo Mitsui Banking Corp., New York:
1.00%, 1/06/17	100,000	100,000,000
1.24%, 3/03/17 (a)	100,000	100,000,000
0.71%, 10/05/16	175,000	175,000,000
Sumitomo Trust & Banking Co. Ltd., New York:
0.47%, 10/12/16	500,000	500,000,000
0.80%, 10/17/16	175,000	175,000,000
0.90%, 11/16/16	250,000	250,000,000
Sumitomo Mitsui Banking Corp., New York,
Svenska Handelsbanken, New York:
0.65%, 10/11/16	150,000	150,000,000
1.11%, 2/17/17 (a)	200,000	200,000,000
Toronto-Dominion Bank, New York, 0.93%, 10/17/16 (a)	137,000	137,000,000
UBS AG, Stamford:
0.93%, 11/03/16 (a)	198,250	198,250,000
1.05%, 1/11/17	250,000	250,000,000
Westpac Banking Corp., New York, 0.95%, 10/21/16 (a)	25,000	25,000,000

		7,228,859,067
Total Certificates of Deposit — 19.6%		8,636,302,355

Commercial Paper
ABN Amro Funding USA LLC, 0.67%, 10/06/16 (e)	118,000	117,989,020
Albion Capital LLC (e):
0.46%, 10/07/16	266,772	266,751,992
0.46%, 10/07/16	70,000	69,994,400
Alpine Securitization, 0.65%, 10/12/16 (e)	200,000	199,960,278
Antalis SA (e):
0.45%, 10/07/16	50,080	50,076,244
0.94%, 10/21/16	73,650	73,611,538

MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	Money Market Master Portfolio

Commercial Paper	Par (000)	Value
ASB Finance Ltd., London (b)(e):
0.90%, 1/06/17	$100,000	$99,757,500
1.08%, 2/01/17	40,000	39,853,767
AstraZeneca PLC, 0.70%, 10/12/16 (e)	65,500	65,485,990
Atlantic Asset Securitization LLC (e):
0.80%, 10/13/16	80,000	79,978,667
0.80%, 10/17/16	100,000	99,964,444
Australia & New Zealand Banking International Group Ltd. (d):
0.91%, 1/04/17	17,000	16,959,176
0.91%, 1/06/17	183,000	182,551,294
AutoZone, Inc., 0.69%, 10/12/16 (e)	50,000	49,989,458
Bank Nederlandse Gemeenten (e):
0.50%, 10/03/16	175,000	174,995,236
0.50%, 10/03/16	415,000	414,988,472
0.49%, 10/04/16 (b)	700,000	699,971,334
0.40%, 10/05/16 (b)	150,000	149,993,333
0.50%, 10/12/16	300,000	299,954,167
Bank of Nova Scotia, 0.90%, 1/03/17 (e)	150,000	149,647,500
Barton Capital Corp. (e):
0.40%, 10/03/16	71,000	70,998,422
0.95%, 11/01/16	125,000	124,899,896
Bedford Row Funding Corp. (a):
0.72%, 10/06/16	124,000	123,999,830
0.93%, 10/27/16	100,000	100,000,000
Bennington Sark Cap Co. (e):
0.62%, 10/04/16	100,000	99,994,833
0.65%, 10/12/16	425,000	424,915,590
BNP Paribas Fortis SA, New York (e):
0.28%, 10/03/16	580,000	579,990,978
0.58%, 10/12/16	400,000	399,929,111
BNP Paribas SA, New York, 0.54%, 10/12/16 (e)	300,000	299,950,500
BNZ International Funding Ltd.:
0.91%, 1/06/17 (e)	150,000	149,632,208
0.92%, 1/13/17 (a)	100,000	100,000,000
Caisse des Depots et Consignations (e):
0.66%, 10/04/16	125,000	124,993,125
0.66%, 10/05/16	100,000	99,992,667
0.59%, 10/06/16	152,000	151,987,545
Cancara Asset Securitisation LLC, 0.60%, 10/12/16 (e)	250,000	249,954,167
Charta LLC, 0.50%, 10/05/16 (e)	100,000	99,994,444
Coca-Cola Co., 0.90%, 1/23/17 (e)	48,000	47,864,720
Collateralized Commercial Paper Co. LLC:
0.72%, 10/06/16 (e)	65,000	64,993,500
0.77%, 10/14/16 (e)	100,000	99,972,194

Commercial Paper	Par (000)	Value
Collateralized Commercial Paper Co. LLC (continued):
0.89%, 10/19/16 (a)	$150,000	$150,000,000
Collateralized Commercial Paper II Co.:
0.86%, 11/09/16 (a)(b)	50,000	50,000,000
0.92%, 12/05/16 (e)	100,000	99,833,889
Commonwealth Bank of Australia, 1.12%, 1/27/17 (a)	93,000	93,000,000
CPPIB Capital, Inc. (e):
0.40%, 10/07/16	249,329	249,312,378
0.42%, 10/12/16	250,000	249,967,917
Crown Point Capital Co. LLC (e):
0.70%, 10/11/16	100,000	99,980,556
1.03%, 11/10/16	50,000	49,942,778
1.00%, 11/15/16	100,000	99,875,000
DBS Bank, Ltd., 0.65%, 10/07/16 (e)	60,000	59,993,500
Eni Finance USA, Inc., 0.75%, 10/05/16 (b)(e)	125,000	124,989,583
Enterprise Products Operating LLC, 0.78%, 10/06/16 (e)	175,000	174,981,042
Erste Abwicklungsanstalt:
0.67%, 10/11/16 (a)	100,000	100,004,636
0.80%, 11/03/16 (e)	100,000	99,926,667
European Investment Bank, 0.52%, 10/11/16 (e)	400,000	399,953,778
Ford Motor Credit Co. LLC, 0.75%, 10/05/16 (e)	100,000	99,991,667
Gotham Funding Corp. (e):
0.65%, 10/04/16	54,000	53,997,075
0.56%, 10/05/16	172,617	172,606,361
Hyundai Capital America (e):
0.73%, 10/11/16 (b)	92,500	92,481,257
0.78%, 10/12/16	50,000	49,988,083
Kells Funding LLC, 0.81%, 11/01/16 (e)	145,000	144,900,111
KFW, 0.44%, 10/12/16 (e)	400,000	399,946,222
Kingdom of Belgium, 0.74%, 10/11/16 (e)	800,000	799,837,822
Kroger Co., 0.65%, 10/03/16 (e)	125,000	124,995,486
LMA Americas LLC (e):
0.45%, 10/06/16 (b)	97,292	97,285,919
0.45%, 10/07/16 (b)	100,000	99,992,500
1.00%, 11/07/16	100,000	99,897,222
Lyondellbasell Investment LLC (e):
0.65%, 10/11/16	30,000	29,994,583
0.65%, 10/12/16	70,000	69,986,097
Macquarie Bank Ltd., 0.94%, 11/21/16 (e)	100,000	99,866,833
Manhattan Asset Funding Co. LLC (e):
0.63%, 10/07/16	50,000	49,994,750
0.63%, 10/11/16	40,000	39,993,000

2	MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	Money Market Master Portfolio

Commercial Paper	Par (000)	Value
Matchpoint Finance PLC (e):
0.45%, 10/03/16 (b)	$100,000	$99,997,500
1.35%, 2/22/17	60,000	59,678,400
Mitsubishi UFJ Trust & Banking Corp., New York, 0.55%, 10/12/16 (e)	50,000	49,991,597
National Australia Bank Ltd. (b)(e):
0.96%, 11/01/16	163,000	162,866,657
0.96%, 11/02/16	100,000	99,915,556
Nationwide Building Society (e):
0.93%, 11/10/16	175,000	174,819,167
0.93%, 11/15/16	125,000	124,854,688
Nissan Motor Acceptance Corp., 0.68%, 10/12/16 (e)	100,000	99,979,222
NRW Bank (e):
0.58%, 10/11/16	500,000	499,919,445
0.58%, 10/12/16	300,000	299,946,833
Old Line Funding LLC (e):
0.60%, 10/12/16	100,000	99,981,667
0.92%, 1/04/17	50,000	49,878,611
Ridgefield Funding Co. LLC (e):
0.55%, 10/04/16	149,928	149,921,087
0.75%, 10/11/16	150,000	149,968,750
1.05%, 12/05/16	200,000	199,620,833
Sheffield Receivable Corp. (e):
0.63%, 10/07/16	54,000	53,994,330
0.56%, 10/11/16	100,000	99,984,444
0.56%, 10/12/16	125,000	124,978,611
0.95%, 10/18/16	200,000	199,910,278
Standard Chartered Bank (e):
0.62%, 10/12/16	40,000	39,992,422
1.00%, 11/07/16	250,000	249,743,056
Starbird Funding Corp., 0.70%, 10/03/16 (e)	100,000	99,996,111
Sumitomo Trust & Banking Co. Ltd., New York: (e):
0.54%, 10/03/16	90,000	89,997,275
1.10%, 10/27/16	250,000	249,801,389
Suncorp Group Ltd., 0.98%, 1/04/17 (e)	54,200	54,059,833
Toyota Motor Credit Corp., 1.06%, 3/10/17 (e)	11,000	10,948,667
United Overseas Bank Ltd. (e):
0.65%, 10/11/16	82,000	81,985,194
0.60%, 10/12/16	200,000	199,963,333
Versailles Commercial Paper LLC (e):
0.70%, 10/03/16	100,000	99,996,111
0.95%, 11/01/16	85,000	84,930,465
Victory Receivables Corp. (e):
0.52%, 10/03/16	108,418	108,414,863
0.63%, 10/06/16	60,490	60,484,707
0.63%, 10/07/16	100,000	99,989,500
0.60%, 10/11/16	75,000	74,987,500

Commercial Paper	Par (000)	Value
Victory Receivables Corp. (e) (continued):
0.62%, 10/12/16	$100,000	$99,981,056
Working Capital Management Co., 0.62%, 10/12/16 (e)	100,000	99,981,056
Total Commercial Paper — 36.0%		15,949,514,466

Municipal Bonds (f)
Abag Finance Authority for Nonprofit Corps., RB, Series A, VRDN, 0.81%, 8/01/24	15,500	15,500,000
Arizona Health Facilities Authority, RB, Banner Health, Series B (Bank of Tokyo Mitsubishi UFJ LOC), VRDN, 0.84%, 1/01/46	32,000	32,000,000
Arkansas Development Finance Authority, RB, VRDN, S/F Housing, Mortgage-Backed Securities Program, Series E, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 1.02%, 1/01/37	5,850	5,850,000
Arkansas Development Finance Authority, Refunding RB, VRDN, S/F Housing, Mortgage-Backed Securities/Mortgage Loans Program, Series C, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 1.02%, 1/01/38	13,805	13,805,000
City of Austin Texas Water & Wastewater System, Refunding RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC, Sumitomo Mitsui Banking Corp. LOC), 0.86%, 5/15/31	102,980	102,980,000
City of Denton Texas ISD, GO, VRDN, School Building, Series B (Bank of Tokyo-Mitsubishi SBPA), 0.86%, 8/01/35	22,100	22,100,000
City of Houston Texas Utility System Revenue, RB, VRDN, 0.86%, 5/15/34	44,350	44,350,000
City of Raleigh Durham North Carolina Airport Authority, Refunding RB, VRDN, Series C (Royal Bank of Canada LOC), 0.85%, 5/01/36	33,925	33,925,000

MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	Money Market Master Portfolio

Municipal Bonds	Par (000)	Value
County of Riverside California Transportation Commission, Refunding RB, Series B, VRDN (Bank of Tokyo Mitsubishi UFJ SBPA), 0.87%, 6/01/29	$42,980	$42,980,000
Eclipse Funding Trust, RB, 0.85%, 7/01/33 (b)	11,310	11,310,000
Indiana Finance Authority, Refunding RB, VRDN:
0.74%, 11/01/39	16,640	16,640,000
Series A-2 (BMO Harris Bank NA SBPA), 0.86%, 2/01/39	40,700	40,700,000
Maryland Health & Higher Educational Facilities Authority, Refunding RB, VRDN, 0.78%, 4/01/35	15,655	15,655,000
Metropolitan Transportation Authority, Refunding RB, VRDN:
0.81%, 11/15/50	19,125	19,125,000
(TD Bank NA LOC), 0.82%, 11/01/32	11,800	11,800,000
Michigan Higher Education Facilities Authority, Refunding RB, VRDN, 0.86%, 11/01/36	35,000	35,000,000
Mississippi Business Finance Corp., RB, VRDN, Series A, Chevron USA, Inc., 0.81%, 12/01/30	30,000	30,000,000
New Hampshire Health and Education Facilities Authority Act, RB, VRDN, 0.88%, 2/01/36	13,825	13,825,000
New York State Dormitory Authority, Refunding RB, VRDN, City University, Consolidated 5th, Series D (TD Bank NA LOC), 0.82%, 7/01/31	29,600	29,600,000
New York State HFA, RB, VRDN, 0.80%, 5/01/44	58,000	58,000,000
New York State HFA, HRB, VRDN, M/F Housing, 625 West 57th Street, Series A-1 (Bank of New York Mellon Trust LOC), 0.74%, 5/01/49	32,680	32,680,000
Orlando Florida Utilities Commission, Refunding RB, Series B, VRDN (TD Bank NA SBPA), 0.84%, 10/01/39	104,095	104,095,000
Orlando Utilities Commission, RB, VRDN, Series 1 (JPMorgan Chase Bank NA SBPA), 0.85%, 10/01/33	20,500	20,500,000
Sacramento Municipal Utility District, RB, VRDN, 0.88%, 8/15/41	32,000	32,000,000

Municipal Bonds	Par (000)	Value
Sacramento Municipal Utility District, Refunding RB, Series K, VRDN (Bank of America NA LOC), 0.83%, 8/15/28	$46,500	$46,500,000
Sacramento Transportation Authority, Refunding RB, VRDN, Series A (Mizuho Bank Ltd. SBPA), 0.81%, 10/01/38	26,800	26,800,000
Santa Clara Valley Transportation Authority, Refunding RB, Series A, VRDN, 0.84%, 6/01/26	30,000	30,000,000
State of California, GO, VRDN:
0.78%, 5/01/33	38,450	38,450,000
Refunding (Sumitomo Mitsui Banking Corp. LOC), 0.81%, 5/01/40	37,300	37,300,000
State of Illinois Finance Authority, Refunding RB, OSF Healthcare System, Series D, VRDN, 0.88%, 11/15/37	25,000	25,000,000
Triborough Bridge & Tunnel Authority, RB, VRDN, 0.78%, 11/01/35	53,965	53,965,000
Tuscaloosa County Industrial Development Authority, RB, VRDN, 0.85%, 6/01/28 (b)	56,800	56,800,000
Utah County, RB, VRDN, 0.86%, 5/15/51	25,000	25,000,000
Waco Educational Finance Corp., Refunding RB, Baylor University, Series A, VRDN (Bank of New York Mellon Trust LOC), 0.86%, 2/01/32	38,065	38,065,000
Total Municipal Bonds — 2.6%		1,162,300,000

Time Deposits
Australia & New Zealand Banking International Group Ltd., 0.30%, 10/03/16	900,000	900,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.28%, 10/03/16	500,000	500,000,000
Banque Nationale Du Canada, 0.28%, 10/03/16	300,000	300,000,000
Barclays Bank PLC, New York, 0.44%, 10/03/16	1,360,485	1,360,485,000
Canadian Imperial Bank of Commerce, New York, 0.26%, 10/03/16	1,200,000	1,200,000,000
Credit Agricole CIB, New York, 0.30%, 10/03/16	741,000	741,000,000
Den Norske Bank, New York, 0.26%, 10/03/16	500,000	500,000,000

4	MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	Money Market Master Portfolio

Time Deposits	Par (000)	Value
DZ Bank Deutsche Genossenschaf, 0.28%, 10/03/16	$1,470,000	$1,470,000,000
ING Bank NV, 0.45%, 10/03/16	204,000	204,000,000
National Australia Bank Ltd., New York, 0.30%, 10/03/16	850,000	850,000,000
Natixis, SA, 0.30%, 10/03/16	1,394,000	1,394,000,000
Nordea Bank Finland PLC, 0.28%, 10/03/16	1,800,000	1,800,000,000
Skandinaviska Enskilda Banken AB, 0.29%, 10/03/16	450,000	450,000,000
Svenska Handelsbanken, 0.26%, 10/03/16	1,350,000	1,350,000,000
Swedbank AB, New York, 0.26%, 10/03/16	900,000	900,000,000
Total Time Deposits — 31.4%		13,919,485,000

Repurchase Agreements
BNP Paribas Securities Corp., 0.50%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $166,006,917, collateralized by various Corporate Debt Obligations and U.S. Government Sponsored Agency Obligations, 0.10% to 7.13%, due 12/01/18 to 5/25/47, original par and fair value of $1,617,374,261 and $178,188,184, respectively)	166,000	166,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $178,188,184)		166,000,000
Citigroup Global Markets, Inc., 0.45%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $100,003,750, collateralized by various Corporate Debt Obligations, 0.00%, due 1/20/17 to 1/23/17, original par and fair values of $105,235,435 and $105,000,000, respectively)	100,000	100,000,000

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 1.10%, 12/04/16 (Purchased on 9/30/16 to be repurchased at $175,347,569, collateralized by various Corporate Debt Obligations, 0.69% to 6.38%, due 8/15/20 to 12/15/48, original par and fair values of $582,483,852 and $187,250,000, respectively) (f)	$175,000	$175,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $292,250,000)		275,000,000
Credit Agricole Corp., 0.44%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $140,005,133, collateralized by various U.S. Treasury Obligations, 0.75% to 2.25%, due 3/31/18 to 5/15/26, original par and fair values of $140,720,391 and $142,800,013, respectively)	140,000	140,000,000
Total Value of Credit Agricole Corp. (collateral value of $142,800,013 )		140,000,000
Credit Suisse Securities (USA) LLC, 0.63%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $88,504,489, collateralized by various Corporate Debt Obligations, 0.56% to 6.00%, due 7/01/20 to 11/07/40, original par and fair values of $602,122,476 and $104,472,235, respectively)	88,500	88,500,000
Credit Suisse Securities (USA) LLC, 0.63%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $110,005,775, collateralized by various Corporate Debt Obligations, 0.00% to 9.14%, due 5/15/26 to 4/16/58, original par and fair values of $1,353,232,457 and $133,727,550, respectively)	110,000	110,000,000

MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	Money Market Master Portfolio

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.75%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $36,502,281, collateralized by various Corporate Debt Obligations, 0.05% to 10.01%, due 5/15/21 to 7/25/35, original par and fair values of $108,773,866 and $43,800,532, respectively)	$36,500	$36,500,000
Credit Suisse Securities (USA) LLC, 0.98%, 11/04/16 (Purchased on 9/30/16 to be repurchased at $400,381,111, collateralized by various Corporate Debt Obligations, 0.00% to 9.89%, due 7/01/20 to 5/25/55, original par and fair values of $755,501,045 and $480,003,279, respectively) (f)	400,000	400,000,000
Credit Suisse Securities (USA) LLC, 1.45%, 1/03/17 (Purchased on 9/30/2016 to be repurchased at $75,286,979, collateralized by various Corporate Debt Obligations, 1.45% to 10.50%, due 2/15/17 to 12/31/49, original par and fair values of $92,448,250 and $83,006,937, respectively) (f)	75,000	75,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $845,010,533)		710,000,000
Federal Reserve Bank of New York, 0.25%, 10/03/16 (Purchased on 9/30/2016 to be repurchased at $550,011,458, collateralized by a U.S. Treasury Obligation, 2.00%, due 11/15/21, original par and fair values of $524,600,900 and $550,011,518, respectively)	550,000	550,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $550,011,518)		550,000,000
Goldman Sachs & Co., 0.40%, 10/04/16 (Purchased on 9/27/16 to be repurchased at $328,025,511, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 7.12%, due 12/16/29 to 10/25/46, original par and fair values of $2,836,224,368 and $350,960,000, respectively)	328,000	328,000,000

Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.43%, 10/06/16 (Purchased on 9/29/16 to be repurchased at $215,017,976, collateralized by various U.S. Government Sponsored Agency Obligations, 3.50%, due 10/20/45 to 7/20/46, original par and fair values of $217,372,343 and $219,300,000, respectively)	$215,000	$215,000,000
Total Value of Goldman Sachs & Co. (collateral value of $570,260,000)		543,000,000
HSBC Securities (USA), Inc., 0.40%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $150,005,000, collateralized by various Corporate Debt Obligations, 0.00% to 9.38%, due 1/15/17 to 2/01/36, original par and fair values of $151,341,000 and $157,484,589, respectively)	150,000	150,000,000
HSBC Securities (USA), Inc., 0.48%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $185,007,400, collateralized by various Corporate Debt Obligations, 1.25% to 9.38%, due 12/01/17 to 11/21/33, original par and fair values of $189,925,000 and $194,229,004, respectively)	185,000	185,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $351,713,593)		335,000,000
J.P. Morgan Securities LLC, 0.75%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $60,003,750, collateralized by various Corporate Debt Obligations, 0.69% to 7.44%, due 1/15/20 to 3/25/38, original par and fair values of $218,855,193 and $75,001,529, respectively)	60,000	60,000,000

6	MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	Money Market Master Portfolio

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.81%, 11/04/16 (Purchased on 9/30/16 to be repurchased at $175,137,813, collateralized by various Corporate Debt Obligations, 0.03% to 5.42%, due 2/25/27 to 9/15/58, original par and fair values of $11,054,139,604 and $187,251,297, respectively) (f)	$175,000	$175,000,000
J.P. Morgan Securities LLC, 0.89%, 11/04/16 (Purchased on 9/30/16 to be repurchased at $195,168,729, collateralized by various Corporate Debt Obligations, 0.00% to 7.51%, due 3/20/19 to 10/25/47, original par and fair values of $739,579,191 and $237,914,775, respectively) (f)	195,000	195,000,000
J.P. Morgan Securities LLC, 1.23%, 12/30/16 (Purchased on 9/30/16 to be repurchased at $105,326,463, collateralized by various Corporate Debt Obligations, 0.64% to 7.85%, due 6/25/21 to 9/25/46, original par and fair values of $390,095,341 and $131,251,416, respectively) (f)	105,000	105,000,000
J.P. Morgan Securities LLC, 1.35%, 12/30/16 (Purchased on 9/30/16 to be repurchased at $205,699,563, collateralized by various Corporate Debt Obligations, 0.64% to 7.86%, due 7/25/27 to 12/20/49, original par and fair values of $912,862,172 and $256,251,975, respectively) (f)	205,000	205,000,000
J.P. Morgan Securities LLC, 1.10%, 11/14/16 (Purchased on 8/15/16 to be repurchased at $142,394,839, collateralized by various Corporate Debt Obligations, 0.66% to 6.15%, due 9/25/31 to 3/25/38, original par and fair values of $738,641,952 and $177,502,108, respectively)	142,000	142,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $1,065,173,100)		882,000,000

Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.48%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $25,001,000, collateralized by a U.S. Treasury Obligation, 0.13%, due 4/15/17, original par and fair values of $24,001,100 and $25,500,045, respectively)	$25,000	$25,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.50%, 10/06/16 (Purchased on 9/29/16 to be repurchased at $189,018,375, collateralized by various U.S. Government Sponsored Agency Obligations, 0.50% to 8.00%, due 6/25/22 to 8/20/66, original par and fair values of $606,780,721 and $203,132,214, respectively)	189,000	189,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.00%, 11/04/16 (Purchased on 9/30/16 to be repurchased at $242,302,500, collateralized by various Corporate Debt Obligations, 0.76% to 4.25%, due 3/25/39 to 11/25/57, original par and fair values of $349,315,866 and $302,500,000, respectively) (f)	242,000	242,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $531,132,259)		456,000,000
Mizuho Security USA, Inc., 0.60%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $75,003,750, collateralized by various U.S. Government Sponsored Agency Obligations, 0.85% to 1.95%, due 8/24/18 to 2/19/19, original par and fair values of $76,213,000 and $76,500,118, respectively)	75,000	75,000,000
Mizuho Security USA, Inc., 1.54%, 11/04/16 (Purchased on 9/30/16 to be repurchased at $44,817,001, collateralized by various U.S. Government Sponsored Agency Obligations, 4.00% to 6.00%, due 4/15/46 to 8/25/54, original par and fair values of $222,940,428 and $48,014,267, respectively) (f)	44,750	44,750,000
Total Value of Mizuho Security USA, Inc. (collateral value of $124,514,385)		119,750,000

MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2016	7

Schedule of Investments (continued)	Money Market Master Portfolio

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.48%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $51,002,040, collateralized by various Corporate Debt Obligations, 2.61% to 3.20%, due 9/14/18 to 9/16/26, original par and fair values of $51,989,521 and $53,550,001, respectively)	$51,000	$51,000,000
RBC Capital Markets LLC, 0.48%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $90,003,600, collateralized by various Corporate Debt Obligations, 0.00% to 0.59%, due 10/25/16 to 4/24/17, original par and fair values of $94,682,666 and $94,500,001, respectively)	90,000	90,000,000
RBC Capital Markets LLC, 0.48%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $285,011,400, collateralized by various Corporate Debt Obligations, 0.00% to 11.00%, due 10/11/16 to 12/31/49, original par and fair values of $295,607,799 and $300,444,281, respectively)	285,000	285,000,000
RBC Capital Markets LLC, 0.44%, 10/04/16 (Purchased on 9/27/16 to be repurchased at $100,008,556, collateralized by various Corporate Debt Obligations, 1.24% to 3.95%, due 11/18/16 to 9/19/26, original par and fair values of $104,232,052 and $105,000,001, respectively)	100,000	100,000,000
Total Value of RBC Capital Markets LLC (collateral value of $553,494,284)		526,000,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.55%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $440,020,167, collateralized by various Corporate Debt Obligations, 0.89% to 5.18%, due 5/20/18 to 4/25/56, original par and fair values of $467,757,558 and $470,800,000, respectively)	$440,000	$440,000,000
Wells Fargo Securities LLC, 0.90%, 10/11/16 (Purchased on 7/11/16 to be repurchased at $65,149,500, collateralized by various Corporate Debt Obligations, 0.00% to 5.00%, due 10/03/16 to 4/28/45, original par and fair values of $64,758,608 and $68,250,001, respectively)	65,000	65,000,000
Wells Fargo Securities LLC, 0.92%, 11/01/16 (Purchased on 8/01/16 to be repurchased at $150,352,667, collateralized by various Corporate Debt Obligations, 0.00%, due 10/03/16 to 11/09/16, original par and fair values of $157,546,659 and $157,500,001, respectively)	150,000	150,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $696,550,002)		655,000,000
Total Repurchase Agreements — 12.1%		5,357,750,000
Total Investments (Cost — $45,025,351,821*) — 101.7%		45,025,351,821
Liabilities in Excess of Other Assets — (1.7)%		(741,699,157)

Net Assets — 100.0%		$44,283,652,664

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.

(d)	Issuer is a U.S. branch of foreign domiciled bank.

(e)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(f)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

8	MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	Money Market Master Portfolio

Portfolio Abbreviations

AMT	Alternative Minimum Tax (subject to)
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
ISD	Independent School District
LOC	Letter of Credit
M/F	Multi-Family
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
S/F	Single-Family
VRDN	Variable Rate Demand Notes

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its semi annual report.

MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2016	9

Schedule of Investments (concluded)	Money Market Master Portfolio

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$45,025,351,821	—	$45,025,351,821
[1] See above Schedule of Investments for values in each security type.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $2,466,128 is categorized as Level 1 within the disclosure hierarchy.

During the period ended September 30, 2016, there were no transfers between levels.

10	MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments September 30, 2016 (Unaudited)	Prime Money Market Master Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee
Canadian Imperial Bank of Commerce, New York, 0.65%, 10/03/16	$130,000	$130,000,000
Bank of Montreal, Chicago, 0.69%, 10/05/16	130,000	130,000,000
Sumitomo Mitsui Banking Corp., New York, 0.71%, 10/05/16	50,000	50,000,000
DZ Bank Deutsche Genossenschaf, New York, 0.68%, 10/07/16	70,000	70,000,000
Svenska Handelsbanken, New York, 0.65%, 10/11/16	50,000	50,000,000
Toronto-Dominion Bank, New York, 0.93%, 10/17/16 (b)	42,500	42,500,000
Total Certificates of Deposit — 15.2%		472,500,000

Commercial Paper
ASB Finance Ltd., London, 0.65%, 10/07/16 (c)	100,000	99,989,167
Bedford Row Funding Corp., 0.85%, 10/06/16 (b)	25,000	24,999,965
BNP Paribas Fortis SA, New York, 0.28%, 10/03/16 (c)	20,000	19,999,689
Caisse des Depots et Consignations (c):
0.66%, 10/04/16	75,000	74,995,875
0.66%, 10/05/16	50,000	49,996,333
Chariot Funding LLC, 0.96%, 10/05/16 (b)	119,100	119,100,000
DNB Bank ASA, New York, 0.65%, 10/07/16 (c)	100,000	99,989,167
National Australia Bank Ltd., 0.96%, 11/02/16 (c)(d)	50,000	49,957,778
Oversea Chinese Banking Corp. Ltd., New York, 0.66%, 10/07/16 (c)(d)	90,000	89,990,100
Skandinaviska Enskilda Banken AB, New York, 0.65%, 10/06/16 (c)(d)	67,250	67,243,929
United Overseas Bank Ltd., 0.65%, 10/11/16 (c)	68,000	67,987,722
Versailles Commercial Paper LLC, 0.70%, 10/03/16 (c)	100,000	99,996,111
Total Commercial Paper — 27.8%		864,245,836

Time Deposits	Par (000)	Value
Australia & New Zealand Banking International Group Ltd., 0.30%, 10/03/16	$100,000	$100,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.28%, 10/03/16	100,000	100,000,000
Credit Agricole Corporate & Investment Bank, 0.30%, 10/03/16	92,000	92,000,000
DZ Bank Deutsche Genossenschaf, New York, 0.28%, 10/03/16	30,000	30,000,000
National Australia Bank Ltd., 0.30%, 10/03/16	50,000	50,000,000
National Bank of Canada, New York, 0.28%, 10/03/16	100,000	100,000,000
Natixis, SA, 0.30%, 10/03/16	107,000	107,000,000
Nordea Bank AB, New York, 0.28%, 10/03/16	100,000	100,000,000
Skandinaviska Enskilda Banken AB, New York, 0.29%, 10/03/16	50,000	50,000,000
Svenska Handelsbanken, New York, 0.26%, 10/03/16	50,000	50,000,000
Swedbank AB, New York, 0.26%, 10/03/16	100,000	100,000,000
Total Time Deposits — 28.2%		879,000,000

Repurchase Agreements
BNP Paribas Securities Corp., 0.50%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $84,003,500, collateralized by various Corporate Debt Obligations and a U.S. Treasury Obligation, 0.13% to 2.98%, due 4/15/20 to 9/25/46, original par and fair values of $96,252,205 and $90,096,461, respectively)	84,000	84,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $90,096,461)		84,000,000
Citigroup Global Markets, Inc., 0.50%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $150,006,250, collateralized by various U.S. Treasury Obligations, 0.50% to 2.88%, due 7/31/17 to 2/15/45, original par and fair values of $150,169,965 and $153,000,012, respectively) (e)	150,000	150,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $153,000,012)		150,000,000

PRIME MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	Prime Money Market Master Portfolio

Repurchase Agreements	Par (000)	Value
Credit Agricole Corp., 0.44%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $100,003,667, collateralized by various U.S. Treasury Obligations, 0.75% to 2.25%, due 3/31/18 to 5/15/26, original par and fair values of $100,514,569 and $102,000,013, respectively)	$100,000	$100,000,000
Total Value of Credit Agricole Corp. (collateral value of $102,000,013)		100,000,000
Credit Suisse Securities (USA) LLC, 0.63%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $71,465,752, collateralized by various Corporate Debt/Obligations, 0.65% to 9.68%, due 7/02/26 to 10/15/48, original par and fair values of $396,194,275 and $85,755,594, respectively)	71,462	71,462,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $85,755,594)		71,462,000
Federal Reserve Bank of New York, 0.25%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $160,003,333, collateralized by a U.S. Treasury Obligation, 2.00%, due 11/15/21, original par and fair values of $152,611,200 and $160,003,381, respectively)	160,000	160,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $160,003,381)		160,000,000
HSBC Securities (USA), Inc., 0.47%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $15,000,588, collateralized by a U.S. Government Sponsored Agency Obligation, 3.50%, due 11/01/30, original par and fair values of $16,580,000 and $15,300,790, respectively)	15,000	15,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $15,300,790)		15,000,000

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.58%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $55,002,658, collateralized by various Corporate Debt/Obligations, 0.96% to 6.88%, due 12/15/20 to 10/17/36, original par and fair values of $75,704,000 and $58,852,690, respectively)	$55,000	$55,000,000
J.P. Morgan Securities LLC, 0.75%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $30,001,875, collateralized by various Corporate Debt/Obligations, 4.60% to 4.66%, due 5/25/36, original par and fair values of $62,155,000 and $37,501,300, respectively)	30,000	30,000,000
J.P. Morgan Securities LLC, 1.23%, 12/30/16 (Purchased on 9/30/16 to be repurchased at $45,139,913, collateralized by various Corporate Debt/Obligations, 0.67% to 5.87%, due 6/25/35 to 9/25/46, original par and fair values of $149,662,071 and $56,250,905, respectively) (f)	45,000	45,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $152,604,895)		130,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.00%, 11/14/16 (Purchased on 9/30/16 to be repurchased at $40,050,000, collateralized by a Corporate Debt/Obligation, 0.00%, due 10/01/20, original par and fair values of $57,035,587 and $50,000,000, respectively) (f)	40,000	40,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $50,000,000)		40,000,000

2	PRIME MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	Prime Money Market Master Portfolio

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.48%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $16,000,640, collateralized by various Corporate Debt/Obligations, 0.00% to 8.00%, due 5/22/17 to 6/27/31, original par and fair values of $17,242,706 and $17,245,956, respectively)	$16,000	$16,000,000
RBC Capital Markets LLC, 0.48%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $25,001,000, collateralized by various Corporate Debt/Obligations, 0.00% to 0.59%, due 10/25/16 to 1/27/17, original par and fair values of $26,289,249 and $26,250,000, respectively)	25,000	25,000,000
Total Value of RBC Capital Markets LLC (collateral value of $43,495,956)		41,000,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.55%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $100,004,583, collateralized by various Corporate Debt/Obligations, 0.00% to 6.00%, due 5/20/19 to 6/15/49, original par and fair values of $104,689,992 and $107,000,001, respectively)	$100,000	$100,000,000

Total Value of Wells Fargo Securities LLC (collateral value of $100,000,000)		100,000,000
Total Repurchase Agreements — 28.7%		891,462,000
Total Short-Term Securities — 99.9%		3,107,207,836
Total Investments (Cost — $3,107,207,836*) — 99.9%		3,107,207,836
Other Assets Less Liabilities — 0.1%		2,813,288

Net Assets — 100.0%		$3,110,021,124

PRIME MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2016	3

Schedule of Investments (concluded)	Prime Money Market Master Portfolio

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Issuer is a U.S. branch of foreign domiciled bank.

(b)	Variable rate security. Rate as of period end.

(c)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Traded in a joint account.

(f)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$3,107,207,836	—	$3,107,207,836
[1] See above Schedule of Investments for values in each security type.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $2,650,128 is categorized as Level 1 within the disclosure hierarchy.

During the period ended September 30, 2016, there were no transfers between levels.

4	PRIME MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments September 30, 2016 (Unaudited)	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.4%
Boeing Co.	261,420	$34,439,471
General Dynamics Corp.	128,908	20,001,365
Honeywell International, Inc.	341,989	39,872,497
L-3 Communications Holdings, Inc.	35,161	5,299,817
Lockheed Martin Corp.	113,792	27,278,218
Northrop Grumman Corp.	80,460	17,214,417
Raytheon Co.	133,201	18,132,652
Rockwell Collins, Inc.	58,993	4,975,470
Textron, Inc.	121,249	4,819,648
TransDigm Group, Inc. (a)	22,572	6,526,017
United Technologies Corp.	350,638	35,624,821

		214,184,393
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	63,418	4,468,432
Expeditors International of Washington, Inc.	81,417	4,194,604
FedEx Corp.	110,069	19,226,853
United Parcel Service, Inc., Class B	311,477	34,063,125

		61,953,014
Airlines — 0.5%
Alaska Air Group, Inc.	55,483	3,654,110
American Airlines Group, Inc.	238,630	8,736,244
Delta Air Lines, Inc.	337,238	13,273,688
Southwest Airlines Co.	279,340	10,863,533
United Continental Holdings, Inc. (a)	132,190	6,936,009

		43,463,584
Auto Components — 0.4%
BorgWarner, Inc.	90,749	3,192,550
Delphi Automotive PLC	122,388	8,728,712
Goodyear Tire & Rubber Co.	118,249	3,819,442
Johnson Controls International PLC	426,819	19,859,901

		35,600,605
Automobiles — 0.5%
Ford Motor Co.	1,758,918	21,230,140
General Motors Co.	640,117	20,336,517
Harley-Davidson, Inc.	80,599	4,238,702

		45,805,359
Banks — 5.1%
Bank of America Corp.	4,599,299	71,979,029
BB&T Corp.	367,414	13,858,856
Citigroup, Inc.	1,308,260	61,789,120
Citizens Financial Group, Inc.	234,834	5,802,748
Comerica, Inc.	80,032	3,787,114
Fifth Third Bancorp	346,052	7,080,224
Huntington Bancshares, Inc.	487,030	4,802,116
JPMorgan Chase & Co.	1,627,372	108,366,701
KeyCorp	487,398	5,931,634

Common Stocks	Shares	Value
Banks (continued)
M&T Bank Corp.	70,658	$8,203,394
PNC Financial Services Group, Inc. (b)	221,385	19,944,575
Regions Financial Corp.	565,188	5,578,406
SunTrust Banks, Inc.	225,955	9,896,829
US Bancorp	725,172	31,102,627
Wells Fargo & Co.	2,046,286	90,609,544
Zions Bancorporation	92,420	2,866,868

		451,599,785
Beverages — 2.1%
Brown-Forman Corp., Class B	82,198	3,899,473
Coca-Cola Co.	1,750,598	74,085,307
Constellation Brands, Inc., Class A	79,838	13,292,229
Dr. Pepper Snapple Group, Inc.	83,497	7,624,111
Molson Coors Brewing Co., Class B	83,160	9,130,968
Monster Beverage Corp. (a)	60,922	8,943,959
PepsiCo, Inc.	648,075	70,491,118

		187,467,165
Biotechnology — 2.9%
AbbVie, Inc.	733,761	46,278,306
Alexion Pharmaceuticals, Inc. (a)	100,569	12,323,725
Amgen, Inc.	337,218	56,251,335
Biogen, Inc. (a)	98,780	30,921,103
Celgene Corp. (a)	349,089	36,490,273
Gilead Sciences, Inc.	594,273	47,018,880
Regeneron Pharmaceuticals, Inc. (a)	34,013	13,673,906
Vertex Pharmaceuticals, Inc. (a)	111,012	9,681,357

		252,638,885
Building Products — 0.1%
Allegion PLC	43,223	2,978,497
Fortune Brands Home & Security, Inc.	69,339	4,028,596
Masco Corp.	148,020	5,078,566

		12,085,659
Capital Markets — 1.8%
Affiliated Managers Group, Inc. (a)	24,800	3,588,560
Ameriprise Financial, Inc.	72,696	7,252,880
Bank of New York Mellon Corp.	481,039	19,183,835
BlackRock, Inc. (b)	54,991	19,932,038
Charles Schwab Corp.	542,550	17,128,303
E*Trade Financial Corp. (a)	123,370	3,592,534
Franklin Resources, Inc.	158,356	5,632,723
Goldman Sachs Group, Inc.	169,959	27,409,288
Invesco Ltd.	185,002	5,785,013
Legg Mason, Inc.	41,556	1,391,295
Morgan Stanley	663,588	21,274,631
Northern Trust Corp.	95,994	6,526,632
State Street Corp.	165,112	11,496,749

S&P 500 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Capital Markets (continued)
T. Rowe Price Group, Inc.	112,556	$7,484,974

		157,679,455
Chemicals — 2.0%
Air Products & Chemicals, Inc.	97,582	14,670,478
Albemarle Corp.	50,617	4,327,247
CF Industries Holdings, Inc.	97,770	2,380,700
Dow Chemical Co.	507,878	26,323,317
E.I. du Pont de Nemours & Co.	393,896	26,379,215
Eastman Chemical Co.	65,885	4,459,097
Ecolab, Inc.	118,317	14,401,545
FMC Corp.	60,306	2,915,192
International Flavors & Fragrances, Inc.	35,400	5,061,138
LyondellBasell Industries NV, Class A	153,143	12,352,514
Monsanto Co.	197,183	20,152,103
Mosaic Co.	158,643	3,880,408
PPG Industries, Inc.	119,376	12,338,703
Praxair, Inc.	128,040	15,471,073
Sherwin-Williams Co.	36,127	9,994,896

		175,107,626
Commercial Services & Supplies — 0.3%
Cintas Corp.	38,515	4,336,789
Iron Mountain, Inc.	109,350	4,103,906
Pitney Bowes, Inc.	80,513	1,462,116
Republic Services, Inc.	105,041	5,299,318
Stericycle, Inc. (a)(c)	38,065	3,050,529
Waste Management, Inc.	183,335	11,689,440

		29,942,098
Communications Equipment — 1.5%
Cisco Systems, Inc.	2,266,273	71,886,180
F5 Networks, Inc. (a)	29,844	3,719,756
Harris Corp.	55,273	5,063,560
Juniper Networks, Inc.	172,453	4,149,219
Motorola Solutions, Inc.	75,132	5,731,069
QUALCOMM, Inc.	663,879	45,475,711

		136,025,495
Construction & Engineering — 0.1%
Fluor Corp.	64,165	3,292,948
Jacobs Engineering Group, Inc. (a)	54,732	2,830,739
Quanta Services, Inc. (a)	66,892	1,872,307

		7,995,994
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	28,753	5,149,950
Vulcan Materials Co.	59,951	6,818,227

		11,968,177

Common Stocks	Shares	Value
Consumer Finance — 0.7%
American Express Co.	349,779	$22,399,847
Capital One Financial Corp.	228,016	16,378,390
Discover Financial Services	181,873	10,284,918
Navient Corp.	143,530	2,076,879
Synchrony Financial	357,010	9,996,280

		61,136,314
Containers & Packaging — 0.2%
Avery Dennison Corp.	40,036	3,114,400
Ball Corp.	79,471	6,512,649
Owens-Illinois, Inc. (a)(c)	73,039	1,343,187
Sealed Air Corp.	87,371	4,003,339
WestRock Co.	114,847	5,567,783

		20,541,358
Distributors — 0.1%
Genuine Parts Co.	67,127	6,742,907
LKQ Corp. (a)	138,420	4,908,373

		11,651,280
Diversified Consumer Services — 0.0%
H&R Block, Inc.	99,463	2,302,568
Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc., Class B (a)	855,371	123,575,448
CME Group, Inc.	152,691	15,959,263
Intercontinental Exchange, Inc.	53,693	14,462,747
Leucadia National Corp.	146,220	2,784,029
Moody’s Corp.	75,397	8,163,987
NASDAQ, Inc.	52,620	3,553,955
S&P Global, Inc.	118,672	15,019,128

		183,518,557
Diversified Telecommunication Services — 2.5%
AT&T, Inc.	2,771,947	112,568,768
CenturyLink, Inc.	246,067	6,749,618
Frontier Communications Corp.	528,306	2,197,753
Level 3 Communications, Inc. (a)	131,196	6,084,870
Verizon Communications, Inc.	1,836,699	95,471,614

		223,072,623
Electric Utilities — 1.8%
American Electric Power Co., Inc.	220,763	14,175,192
Duke Energy Corp.	309,815	24,797,593
Edison International	146,220	10,564,395
Entergy Corp.	80,641	6,187,584
Eversource Energy	143,955	7,799,482
Exelon Corp.	414,206	13,788,918
FirstEnergy Corp.	191,562	6,336,871
NextEra Energy, Inc.	210,433	25,740,164
Pinnacle West Capital Corp.	49,736	3,779,439
PPL Corp.	304,002	10,509,349
Southern Co.	441,040	22,625,352

2	S&P 500 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Electric Utilities (continued)
Xcel Energy, Inc.	228,266	$9,390,863

		155,695,202
Electrical Equipment — 0.5%
Acuity Brands, Inc.	19,531	5,167,903
AMETEK, Inc.	106,061	5,067,594
Eaton Corp. PLC	205,472	13,501,565
Emerson Electric Co.	290,039	15,810,026
Rockwell Automation, Inc.	57,685	7,057,183

		46,604,271
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	139,577	9,061,339
Corning, Inc.	467,135	11,047,742
FLIR Systems, Inc.	61,852	1,943,390
TE Connectivity Ltd.	161,429	10,392,799

		32,445,270
Energy Equipment & Services — 1.0%
Baker Hughes, Inc.	192,795	9,730,364
FMC Technologies, Inc. (a)	101,676	3,016,727
Halliburton Co.	387,809	17,404,868
Helmerich & Payne, Inc.	48,709	3,278,116
National Oilwell Varco, Inc.	170,237	6,254,507
Schlumberger Ltd.	626,876	49,297,529
Transocean Ltd. (c)	154,708	1,649,187

		90,631,298
Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	197,406	30,106,389
CVS Health Corp.	480,378	42,748,838
Kroger Co.	427,524	12,688,912
Sysco Corp.	229,993	11,271,957
Wal-Mart Stores, Inc.	683,133	49,267,552
Walgreens Boots Alliance, Inc.	385,364	31,068,046
Whole Foods Market, Inc.	143,688	4,073,555

		181,225,249
Food Products — 1.6%
Archer-Daniels-Midland Co.	263,149	11,096,993
Campbell Soup Co.	87,558	4,789,423
ConAgra Foods, Inc.	187,826	8,848,483
General Mills, Inc.	269,050	17,186,914
Hershey Co.	63,390	6,060,084
Hormel Foods Corp.	120,420	4,567,531
J.M. Smucker Co.	52,477	7,112,733
Kellogg Co.	113,356	8,781,689
Kraft Heinz Co.	268,563	24,039,074
McCormick & Co., Inc.	51,416	5,137,487
Mead Johnson Nutrition Co.	83,225	6,575,607
Mondelez International, Inc., Class A	700,962	30,772,232

Common Stocks	Shares	Value
Food Products (continued)
Tyson Foods, Inc., Class A	134,026	$10,007,721

		144,975,971
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	662,634	28,022,792
Baxter International, Inc.	220,657	10,503,273
Becton Dickinson & Co.	95,969	17,248,508
Boston Scientific Corp. (a)	613,132	14,592,542
C.R. Bard, Inc.	33,100	7,423,668
Cooper Cos., Inc.	21,952	3,935,115
DENTSPLY SIRONA, Inc.	105,020	6,241,339
Edwards Lifesciences Corp. (a)	95,742	11,542,655
Hologic, Inc. (a)	124,995	4,853,556
Intuitive Surgical, Inc. (a)	17,336	12,565,653
Medtronic PLC	622,777	53,807,933
St. Jude Medical, Inc.	127,596	10,177,057
Stryker Corp.	140,022	16,299,961
Varian Medical Systems, Inc. (a)(c)	42,087	4,188,919
Zimmer Biomet Holdings, Inc.	90,145	11,720,653

		213,123,624
Health Care Providers & Services — 2.5%
Aetna, Inc.	158,055	18,247,450
AmerisourceBergen Corp.	82,298	6,648,032
Anthem, Inc.	118,573	14,858,383
Cardinal Health, Inc.	143,587	11,156,710
Centene Corp. (a)	76,926	5,150,965
Cigna Corp.	115,636	15,069,683
DaVita, Inc. (a)	74,521	4,923,602
Express Scripts Holding Co. (a)	283,946	20,026,711
HCA Holdings, Inc. (a)	133,017	10,060,076
Henry Schein, Inc. (a)	36,874	6,009,725
Humana, Inc.	66,805	11,817,136
Laboratory Corp. of America Holdings (a)	46,100	6,337,828
McKesson Corp.	101,713	16,960,643
Patterson Cos., Inc.	37,540	1,724,588
Quest Diagnostics, Inc.	62,598	5,297,669
UnitedHealth Group, Inc.	429,292	60,100,880
Universal Health Services, Inc., Class B	40,728	5,018,504

		219,408,585
Health Care Technology — 0.1%
Cerner Corp. (a)(c)	135,451	8,364,099
Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.	196,646	9,600,258
Chipotle Mexican Grill, Inc. (a)(c)	13,121	5,556,743
Darden Restaurants, Inc.	56,872	3,487,391
Marriott International, Inc., Class A	144,808	9,749,923
McDonald’s Corp.	384,565	44,363,418
Royal Caribbean Cruises Ltd.	75,804	5,681,510
Starbucks Corp.	661,000	35,786,540

S&P 500 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
Wyndham Worldwide Corp.	49,521	$3,334,249
Wynn Resorts Ltd.	35,760	3,483,739
Yum! Brands, Inc.	166,948	15,160,548

		136,204,319
Household Durables — 0.5%
D.R. Horton, Inc.	152,683	4,611,027
Garmin Ltd.	51,904	2,497,101
Harman International Industries, Inc.	31,459	2,656,712
Leggett & Platt, Inc.	60,248	2,746,104
Lennar Corp., Class A	84,587	3,581,414
Mohawk Industries, Inc. (a)	28,184	5,646,383
Newell Brands, Inc.	217,261	11,440,964
PulteGroup, Inc.	139,382	2,793,215
Whirlpool Corp.	34,137	5,535,656

		41,508,576
Household Products — 1.9%
Church & Dwight Co., Inc.	116,060	5,561,595
Clorox Co.	58,896	7,372,601
Colgate-Palmolive Co.	400,600	29,700,484
Kimberly-Clark Corp.	161,557	20,378,800
Procter & Gamble Co. (c)	1,202,893	107,959,647

		170,973,127
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	302,077	3,881,690
NRG Energy, Inc.	142,106	1,593,008

		5,474,698
Industrial Conglomerates — 2.2%
3M Co.	272,210	47,971,568
Danaher Corp.	273,840	21,466,318
General Electric Co.	4,038,657	119,625,020
Roper Technologies, Inc.	45,776	8,352,747

		197,415,653
Insurance — 2.5%
Aflac, Inc.	184,573	13,265,261
Allstate Corp.	167,293	11,573,330
American International Group, Inc.	458,260	27,193,148
Aon PLC	119,700	13,465,053
Arthur J Gallagher & Co.	79,787	4,058,765
Assurant, Inc.	27,119	2,501,728
Chubb Ltd.	209,572	26,332,722
Cincinnati Financial Corp.	67,482	5,089,492
Hartford Financial Services Group, Inc.	173,511	7,429,741
Lincoln National Corp.	104,919	4,929,095
Loews Corp.	124,554	5,125,397
Marsh & McLennan Cos., Inc.	233,823	15,724,597
MetLife, Inc.	494,882	21,987,607

Common Stocks	Shares	Value
Insurance (continued)
Principal Financial Group, Inc.	121,300	$6,248,163
Progressive Corp.	263,255	8,292,532
Prudential Financial, Inc.	197,924	16,160,495
Torchmark Corp.	50,205	3,207,597
Travelers Cos., Inc.	129,958	14,886,689
Unum Group	105,761	3,734,421
Willis Towers Watson PLC	58,445	7,759,743
XL Group Ltd.	123,918	4,167,362

		223,132,938
Internet & Direct Marketing Retail — 2.4%
Amazon.com, Inc. (a)	177,317	148,469,297
Expedia, Inc.	54,305	6,338,480
Netflix, Inc. (a)	193,194	19,039,269
Priceline Group, Inc. (a)	22,374	32,923,117
TripAdvisor, Inc. (a)	51,490	3,253,138

		210,023,301
Internet Software & Services — 4.4%
Akamai Technologies, Inc. (a)(c)	79,957	4,236,921
Alphabet, Inc., Class A (a)	132,843	106,813,743
Alphabet, Inc., Class C (a)	133,139	103,487,613
eBay, Inc. (a)	473,724	15,585,520
Facebook, Inc., Class A (a)	1,046,189	134,194,663
VeriSign, Inc. (a)(c)	41,871	3,275,987
Yahoo!, Inc. (a)	394,578	17,006,312

		384,600,759
IT Services — 3.6%
Accenture PLC, Class A	279,831	34,186,953
Alliance Data Systems Corp. (a)	26,505	5,686,118
Automatic Data Processing, Inc.	205,558	18,130,216
Cognizant Technology Solutions Corp., Class A (a)	273,455	13,046,538
CSRA, Inc.	65,627	1,765,366
Fidelity National Information Services, Inc.	147,614	11,370,706
Fiserv, Inc. (a)	99,438	9,891,098
Global Payments, Inc.	68,525	5,259,979
International Business Machines Corp.	391,899	62,253,156
Mastercard, Inc., Class A	432,223	43,987,335
Paychex, Inc.	145,580	8,424,715
PayPal Holdings, Inc. (a)	505,490	20,709,925
Teradata Corp. (a)	58,779	1,822,149
Total System Services, Inc.	75,487	3,559,212
Visa, Inc., Class A	850,147	70,307,157
Western Union Co.	219,803	4,576,299
Xerox Corp.	383,480	3,884,652

		318,861,574
Leisure Products — 0.1%
Hasbro, Inc.	49,946	3,962,216

4	S&P 500 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Leisure Products (continued)
Mattel, Inc.	153,513	$4,648,374

		8,610,590
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	146,713	6,908,715
Illumina, Inc. (a)	66,020	11,993,193
Mettler-Toledo International, Inc. (a)	12,006	5,040,479
PerkinElmer, Inc.	49,270	2,764,540
Thermo Fisher Scientific, Inc.	177,672	28,260,509
Waters Corp. (a)	36,374	5,764,915

		60,732,351
Machinery — 1.4%
Caterpillar, Inc.	263,273	23,370,744
Cummins, Inc.	69,925	8,960,889
Deere & Co.	130,293	11,120,508
Dover Corp.	70,027	5,156,788
Flowserve Corp.	58,720	2,832,653
Fortive Corp.	136,076	6,926,268
Illinois Tool Works, Inc.	143,962	17,252,406
Ingersoll-Rand PLC	117,402	7,976,292
PACCAR, Inc.	158,906	9,340,495
Parker Hannifin Corp.	60,348	7,575,484
Pentair PLC	75,072	4,822,625
Snap-on, Inc.	25,949	3,943,210
Stanley Black & Decker, Inc.	67,810	8,339,274
Xylem, Inc.	81,207	4,259,307

		121,876,943
Media — 2.8%
CBS Corp., Class B	184,204	10,083,327
Charter Communications, Inc., Class A (a)	97,663	26,366,080
Comcast Corp., Class A	1,081,809	71,767,209
Discovery Communications, Inc., Class A (a)	67,962	1,829,537
Discovery Communications, Inc., Class C (a)(c)	100,331	2,639,709
Interpublic Group of Cos., Inc.	178,943	3,999,376
News Corp., Class A	171,466	2,397,095
News Corp., Class B	53,983	767,638
Omnicom Group, Inc.	106,529	9,054,965
Scripps Networks Interactive, Inc., Class A (c)	42,907	2,724,166
TEGNA, Inc.	96,601	2,111,698
Time Warner, Inc.	350,592	27,910,629
Twenty-First Century Fox, Inc., Class A	479,441	11,612,061
Twenty-First Century Fox, Inc., Class B	219,473	5,429,762
Viacom, Inc., Class B	156,353	5,957,049

Common Stocks	Shares	Value
Media (continued)
Walt Disney Co.	665,883	$61,833,895

		246,484,196
Metals & Mining — 0.3%
Alcoa, Inc.	592,877	6,011,773
Freeport-McMoRan, Inc.	550,772	5,981,384
Newmont Mining Corp.	238,319	9,363,553
Nucor Corp.	143,466	7,094,394

		28,451,104
Multi-Utilities — 1.2%
Alliant Energy Corp.	102,428	3,924,017
Ameren Corp.	108,015	5,312,178
CenterPoint Energy, Inc.	190,968	4,436,187
CMS Energy Corp.	125,732	5,282,001
Consolidated Edison, Inc.	136,705	10,293,886
Dominion Resources, Inc.	282,028	20,946,219
DTE Energy Co.	80,868	7,574,905
NiSource, Inc.	144,152	3,475,505
PG&E Corp.	224,681	13,743,737
Public Service Enterprise Group, Inc.	227,371	9,520,024
SCANA Corp.	63,291	4,580,370
Sempra Energy	112,559	12,065,199
WEC Energy Group, Inc.	142,614	8,539,726

		109,693,954
Multiline Retail — 0.5%
Dollar General Corp.	116,796	8,174,552
Dollar Tree, Inc. (a)	105,636	8,337,849
Kohl’s Corp.	79,467	3,476,681
Macy’s, Inc.	137,891	5,108,862
Nordstrom, Inc. (c)	52,379	2,717,423
Target Corp.	259,087	17,794,095

		45,609,462
Oil, Gas & Consumable Fuels — 5.9%
Anadarko Petroleum Corp.	245,812	15,574,648
Apache Corp.	170,304	10,877,316
Cabot Oil & Gas Corp.	209,635	5,408,583
Chesapeake Energy Corp. (a)	294,108	1,844,057
Chevron Corp.	850,328	87,515,758
Cimarex Energy Co.	42,276	5,680,626
Concho Resources, Inc. (a)	64,059	8,798,504
ConocoPhillips	555,994	24,169,059
Devon Energy Corp.	235,911	10,406,034
EOG Resources, Inc.	247,980	23,982,146
EQT Corp.	78,353	5,689,995
Exxon Mobil Corp.	1,868,914	163,118,814
Hess Corp.	121,320	6,505,178
Kinder Morgan, Inc.	865,172	20,011,428
Marathon Oil Corp.	376,534	5,953,003
Marathon Petroleum Corp.	238,132	9,665,778

S&P 500 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp.	72,929	$2,217,042
Newfield Exploration Co. (a)	89,833	3,904,142
Noble Energy, Inc.	193,597	6,919,157
Occidental Petroleum Corp.	344,375	25,111,825
ONEOK, Inc.	95,271	4,895,977
Phillips 66	200,264	16,131,265
Pioneer Natural Resources Co.	76,431	14,189,415
Range Resources Corp.	84,689	3,281,699
Southwestern Energy Co. (a)(c)	222,379	3,077,725
Spectra Energy Corp.	315,868	13,503,357
Tesoro Corp.	53,383	4,247,151
Valero Energy Corp.	207,928	11,020,184
Williams Cos., Inc.	307,735	9,456,697

		523,156,563
Paper & Forest Products — 0.1%
International Paper Co.	185,151	8,883,545
Personal Products — 0.1%
Estee Lauder Cos., Inc., Class A	99,748	8,833,683
Pharmaceuticals — 5.2%
Allergan PLC (a)	178,450	41,098,819
Bristol-Myers Squibb Co.	753,030	40,603,378
Eli Lilly & Co.	437,825	35,139,834
Endo International PLC (a)	85,582	1,724,477
Johnson & Johnson	1,232,187	145,558,250
Mallinckrodt PLC (a)	48,525	3,386,075
Merck & Co., Inc.	1,246,319	77,782,769
Mylan NV (a)	207,247	7,900,256
Perrigo Co. PLC	64,568	5,961,563
Pfizer, Inc.	2,732,919	92,563,967
Zoetis, Inc.	222,923	11,594,225
		463,313,613
Professional Services — 0.3%
Dun & Bradstreet Corp.	16,364	2,235,650
Equifax, Inc.	53,795	7,239,731
Nielsen Holdings PLC	151,429	8,112,051
Robert Half International, Inc.	58,645	2,220,300
Verisk Analytics, Inc. (a)	70,808	5,755,274

		25,563,006
Real Estate Investment Trusts (REITs) — 2.8%
American Tower Corp.	191,699	21,725,248
Apartment Investment & Management Co., Class A	70,598	3,241,154
AvalonBay Communities, Inc.	61,602	10,955,300
Boston Properties, Inc.	68,951	9,397,332
Crown Castle International Corp.	151,464	14,269,423
Digital Realty Trust, Inc. (c)	65,739	6,384,572
Equinix, Inc.	32,033	11,539,888
Equity Residential (c)	163,808	10,537,769
Essex Property Trust, Inc.	29,511	6,572,100

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Extra Space Storage, Inc.	55,621	$4,416,864
Federal Realty Investment Trust	31,960	4,919,603
General Growth Properties, Inc.	265,870	7,338,012
HCP, Inc. (c)	212,494	8,064,147
Host Hotels & Resorts, Inc.	336,390	5,237,592
Kimco Realty Corp.	189,256	5,478,961
Macerich Co.	54,352	4,395,446
Prologis, Inc.	236,049	12,638,063
Public Storage	67,188	14,992,330
Realty Income Corp. (c)	116,485	7,796,341
Simon Property Group, Inc.	141,651	29,323,174
SL Green Realty Corp.	44,893	4,852,933
UDR, Inc.	120,438	4,334,564
Ventas, Inc.	158,260	11,177,904
Vornado Realty Trust	77,425	7,836,184
Welltower, Inc.	160,456	11,997,295
Weyerhaeuser Co.	337,170	10,769,210

		250,191,409
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A (a)	132,999	3,721,312
Road & Rail — 0.8%
CSX Corp.	427,965	13,052,933
JB Hunt Transport Services, Inc.	39,603	3,213,388
Kansas City Southern	48,241	4,501,850
Norfolk Southern Corp.	132,254	12,836,573
Ryder System, Inc.	24,092	1,588,867
Union Pacific Corp.	375,300	36,603,009

		71,796,620
Semiconductors & Semiconductor Equipment — 2.6%
Analog Devices, Inc.	138,577	8,931,288
Applied Materials, Inc.	489,017	14,743,862
Broadcom Ltd.	178,165	30,737,026
First Solar, Inc. (a)	34,585	1,365,762
Intel Corp.	2,130,574	80,429,168
KLA-Tencor Corp.	69,600	4,851,816
Lam Research Corp.	72,197	6,837,778
Linear Technology Corp.	107,482	6,372,608
Microchip Technology, Inc.	97,012	6,028,326
Micron Technology, Inc. (a)	461,329	8,202,430
NVIDIA Corp.	241,054	16,517,020
Qorvo, Inc. (a)(c)	57,652	3,213,522
Skyworks Solutions, Inc.	85,686	6,524,132
Texas Instruments, Inc.	451,262	31,669,567
Xilinx, Inc.	114,608	6,227,799

		232,652,104
Software — 4.2%
Activision Blizzard, Inc.	307,216	13,609,669
Adobe Systems, Inc. (a)	224,337	24,349,538
Autodesk, Inc. (a)	87,977	6,363,376
CA, Inc.	141,615	4,684,624

6	S&P 500 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Software (continued)
Citrix Systems, Inc. (a)	70,159	$5,978,950
Electronic Arts, Inc. (a)	135,259	11,551,119
Intuit, Inc.	110,471	12,152,915
Microsoft Corp.	3,512,063	202,294,829
Oracle Corp.	1,355,512	53,244,511
Red Hat, Inc. (a)	81,582	6,594,273
salesforce.com, Inc. (a)	290,082	20,691,549
Symantec Corp.	277,200	6,957,720

		368,473,073
Specialty Retail — 2.4%
Advance Auto Parts, Inc.	33,182	4,948,100
AutoNation, Inc. (a)	29,995	1,461,056
AutoZone, Inc. (a)	13,173	10,121,343
Bed Bath & Beyond, Inc.	68,485	2,952,388
Best Buy Co., Inc.	125,887	4,806,366
CarMax, Inc. (a)	87,112	4,647,425
Foot Locker, Inc.	60,985	4,129,904
Gap, Inc.	98,777	2,196,801
Home Depot, Inc.	556,509	71,611,578
L Brands, Inc.	108,231	7,659,508
Lowe’s Cos., Inc.	394,125	28,459,766
O’Reilly Automotive, Inc. (a)	42,775	11,981,705
Ross Stores, Inc.	178,346	11,467,648
Signet Jewelers Ltd.	34,078	2,539,833
Staples, Inc.	293,044	2,505,526
Tiffany & Co.	48,374	3,513,404
TJX Cos., Inc.	295,726	22,114,390
Tractor Supply Co.	59,262	3,991,296
Ulta Salon Cosmetics & Fragrance, Inc. (a)	26,420	6,287,432
Urban Outfitters, Inc. (a)	40,124	1,385,081

		208,780,550
Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	2,428,068	274,493,087
Hewlett Packard Enterprise Co.	745,320	16,956,030
HP, Inc.	766,645	11,905,997
NetApp, Inc.	125,505	4,495,589
Seagate Technology PLC	133,970	5,164,544
Western Digital Corp.	128,129	7,491,703

		320,506,950
Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.	123,415	4,512,052
Hanesbrands, Inc.	170,270	4,299,318
Michael Kors Holdings Ltd. (a)	76,165	3,563,760
NIKE, Inc., Class B	607,817	32,001,565
PVH Corp.	36,137	3,993,139

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corp. (c)	25,401	$2,569,057
Under Armour, Inc., Class A (a)(c)	84,309	3,261,072
Under Armour, Inc., Class C (a)	83,050	2,812,073
VF Corp.	149,502	8,379,587

		65,391,623
Thrifts & Mortgage Finance — 0.0%
People’s United Financial, Inc.	140,038	2,215,401
Tobacco — 1.6%
Altria Group, Inc.	880,659	55,684,069
Philip Morris International, Inc.	698,950	67,951,919
Reynolds American, Inc.	373,188	17,595,814

		141,231,802
Trading Companies & Distributors — 0.2%
Fastenal Co.	130,141	5,437,291
United Rentals, Inc. (a)	38,084	2,989,213
W.W. Grainger, Inc.	25,110	5,645,733

		14,072,237
Water Utilities — 0.1%
American Water Works Co., Inc.	80,122	5,996,330
Total Long-Term Investments (Cost — $5,466,558,550) — 95.3%		8,442,646,929

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares 0.49% (b)(d)(e)	122,785,431	122,785,431
BlackRock Cash Funds: Treasury, SL Agency Shares 0.36% (b)(d)	362,123,058	362,123,058
Total Short-Term Securities (Cost — $484,908,489) — 5.5%		484,908,489
Total Investments(Cost — $5,951,467,039*) — 100.8%		8,927,555,418
Liabilities in Excess of Other Assets — (0.8)%		(68,503,075)

Net Assets — 100.0%		$8,859,052,343

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$5,619,077,373

Gross unrealized appreciation	$3,426,589,773
Gross unrealized depreciation	(118,111,728)

Net unrealized appreciation	$3,308,478,045

S&P 500 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	7

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Notes to Schedule of Investments
(a)	Non-income producing security.

(b)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Shares Purchased		Shares Sold	Shares Held at September 30, 2016	Value at September 30, 2016	Income		Realized Loss
BlackRock, Inc.	48,211	8,116		(1,336)	54,991	$19,932,038	$371,628		$(19,246)
BlackRock Cash Funds: Institutional, SL Agency Shares	374,887,021	—		(252,101,590)[1]	122,785,431	122,785,431	1,260,201	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares	26,986,879	—		(26,986,879)[1]	—	—	45,005	[2]	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	362,123,058	[3]	—	362,123,058	362,123,058	118,002		—
PNC Financial Services Group, Inc.	193,874	31,084		(3,573)	221,385	19,944,575	327,914		(32,786)
Total						$524,785,102	$2,122,750		$(52,032)

[1]    Represents net shares sold.

[2]    Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3]    Represents net shares purchased.

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
3,895	S&P 500 E-Mini Index	December 2016	420,737,900	$(1,251,270)

8	S&P 500 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or nontransferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$8,442,646,929	—	—	$8,442,646,929
Short-Term Securities:
Money Market Funds	484,908,489	—	—	484,908,489

Total	$8,927,555,418	—	—	$8,927,555,418

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(1,251,270)	—	—	$(1,251,270)

[1]    See above Schedule of Investments for values in each industry.

[2]    Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

S&P 500 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	9

Schedule of Investments (concluded)	S&P 500 Index Master Portfolio

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$34,936,831	—	—	$34,936,831
Cash pledged for futures contracts	14,959,800	—	—	14,959,800
Liabilities:
Collateral on securities loaned at value	—	$(122,785,431)	—	(122,785,431)

Total	$49,896,631	$(122,785,431)	—	$(72,888,800)

During the period ended September 30, 2016, there were no transfers between levels.

10	S&P 500 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 5.0%
AGL Energy Ltd.	33,932	$496,775
Alumina Ltd. (a)	80,719	90,878
Amcor Ltd.	61,970	721,783
AMP Ltd.	140,036	569,298
APA Group (a)(b)	66,494	435,639
Aristocrat Leisure Ltd.	27,113	329,882
ASX Ltd.	9,130	338,251
Aurizon Holdings Ltd.	104,377	377,390
AusNet Services	34,747	43,796
Australia & New Zealand Banking Group Ltd.	139,444	2,970,371
Bank of Queensland Ltd.	19,847	173,829
Bendigo & Adelaide Bank Ltd. (a)	16,747	138,896
BHP Billiton Ltd.	156,121	2,704,402
Boral Ltd. (a)	39,580	205,894
Brambles Ltd.	85,150	784,873
Caltex Australia Ltd.	14,445	381,908
CIMIC Group Ltd.	10,867	240,677
Coca-Cola Amatil Ltd.	16,044	126,509
Cochlear Ltd.	3,188	345,557
Commonwealth Bank of Australia	85,074	4,743,998
Computershare Ltd.	18,081	143,410
Crown Resorts Ltd.	12,817	129,290
CSL Ltd.	22,464	1,847,226
Dexus Property Group	50,587	355,554
Flight Centre Travel Group Ltd. (a)	1,384	38,744
Fortescue Metals Group Ltd.	63,976	244,873
Goodman Group	90,279	505,985
GPT Group	85,677	333,631
Harvey Norman Holdings Ltd.	13,921	55,725
Healthscope Ltd.	82,216	194,192
Incitec Pivot Ltd.	96,223	209,133
Insurance Australia Group Ltd. (a)	120,818	508,822
Lend Lease Group (b)	31,290	339,073
Macquarie Group Ltd.	15,644	989,396
Medibank Pvt Ltd.	149,927	285,609
Mirvac Group	310,098	534,607
National Australia Bank Ltd.	129,297	2,779,365
Newcrest Mining Ltd.	43,527	734,741
Oil Search Ltd.	68,503	377,282
Orica Ltd. (a)	17,936	210,115
Origin Energy Ltd.	77,987	328,895
Platinum Asset Management Ltd.	9,023	34,916
Qantas Airways Ltd.	21,423	51,454
QBE Insurance Group Ltd.	69,084	494,331
Ramsay Health Care Ltd. (a)	7,590	461,842
REA Group Ltd.	6,650	289,241
Rio Tinto Ltd.	22,393	890,804
Santos Ltd.	81,201	228,863
Scentre Group	288,676	1,042,173
Seek Ltd.	11,674	139,948
Sonic Healthcare Ltd.	20,252	342,949
South32 Ltd.	304,116	566,634
Stockland	120,177	440,139

Common Stocks	Shares	Value
Australia (continued)
Suncorp Group Ltd.	64,177	$598,732
Sydney Airport (b)	56,475	302,710
Tabcorp Holdings Ltd.	54,398	208,308
Tatts Group Ltd.	59,669	167,704
Telstra Corp. Ltd.	194,368	774,967
TPG Telecom Ltd. (a)	14,159	93,956
Transurban Group (b)	107,552	939,930
Treasury Wine Estates Ltd.	48,858	414,642
Vicinity Centres	174,986	426,749
Wesfarmers Ltd.	53,148	1,801,776
Westfield Corp.	107,826	806,818
Westpac Banking Corp.	168,380	3,831,008
Woodside Petroleum Ltd.	37,491	831,279
Woolworths Ltd. (a)	58,393	1,045,453

		44,593,600
Austria — 0.1%
Andritz AG	5,013	272,792
Erste Group Bank AG (c)	15,117	447,640
OMV AG	7,068	203,502
Raiffeisen Bank International AG (a)(c)	4,478	68,160
Voestalpine AG	4,890	169,052

		1,161,146
Belgium — 0.9%
Ageas	9,520	348,083
Anheuser-Busch InBev SA (a)	38,567	5,071,860
Colruyt SA	3,569	198,207
Groupe Bruxelles Lambert SA	4,110	364,815
KBC Group NV (c)	12,394	723,510
Proximus	7,467	223,383
Solvay SA	4,091	474,033
Telenet Group Holding NV (a)(c)	1,997	104,319
UCB SA (a)	6,867	531,545
Umicore SA	3,249	204,001

		8,243,756
Brazil — 1.7%
Ambev SA	229,963	1,401,493
Banco Bradesco SA — ADR	38,715	337,491
Banco Bradesco SA, Preference Shares	137,486	1,254,312
Banco do Brasil SA	36,400	255,191
Banco Santander Brasil SA	12,700	85,912
BB Seguridade Participacoes SA	38,243	351,368
BM&FBovespa SA	105,100	543,250
BR Malls Participacoes SA (c)	17,810	67,359
Braskem SA, Preference A Shares	11,000	84,932
BRF SA	35,100	597,061
CCR SA	32,500	169,288
Centrais Eletricas Brasileiras SA, Preference ‘B’ Shares (c)	1,600	11,744

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Brazil (continued)
CETIP SA — Mercados Organizado	9,411	$124,085
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	5,400	88,169
Cia Energetica de Minas Gerais, Preference Shares	24,313	64,144
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	4,000	18,080
Cia Paranaense de Energia, Preference ‘B’ Shares	11,500	118,920
Cielo SA	57,998	579,775
Companhia de Saneamento Basico do Estado de Sao Paulo	36,474	338,591
Companhia Siderurgica Nacional SA (c)	48,700	136,120
Cosan SA Industria e Comercio	1,800	20,872
CPFL Energia SA	34,186	254,281
Duratex SA	5,621	14,864
EDP — Energias do Brasil SA	900	3,980
Embraer SA	37,700	162,409
Engie Brasil Energia SA	4,600	54,456
Equatorial Energia SA	13,600	210,431
Fibria Celulose SA	10,300	72,876
Gerdau SA, Preference Shares	30,600	83,365
Hypermarcas SA	19,300	165,396
Itau Unibanco Holding SA, Preference Shares	150,436	1,643,063
Itausa — Investimentos Itau SA, Preference Shares	249,383	639,532
JBS SA	31,400	114,124
Klabin SA, Preference Shares	22,200	116,319
Kroton Educacional SA	59,168	269,082
Localiza Rent a Car SA	2,940	35,853
Lojas Americanas SA	7,200	31,748
Lojas Americanas SA, Preference Shares	14,784	91,782
Lojas Renner SA	59,435	447,204
M Dias Branco SA	1,500	61,298
Multiplan Empreendimentos Imobiliarios SA	4,600	89,393
Natura Cosmeticos SA	8,200	78,744
Odontoprev SA	600	2,385
Petroleo Brasileiro SA (c)	164,300	764,879
Petroleo Brasileiro SA, Preference Shares (c)	177,022	738,646
Porto Seguro SA	4,400	40,345
Qualicorp SA	8,500	50,130
Raia Drogasil SA	9,300	189,537
Sul America SA	8,738	43,607
Suzano Papel e Celulose SA, Preference ‘A’ Shares	13,600	43,784
Telefonica Brasil SA, Preference Shares	16,200	233,873

Common Stocks	Shares	Value
Brazil (continued)
Tim Participacoes SA	41,040	$99,693
Totvs SA	3,300	30,827
Transmissora Alianca de Energia Eletrica SA	3,300	21,289
Ultrapar Participacoes SA	18,600	406,413
Vale SA	65,800	360,346
Vale SA, Preference Shares	114,000	539,827
WEG SA	18,720	101,654

		14,955,592
Canada — 6.6%
Agnico Eagle Mines Ltd.	12,637	683,406
Agrium, Inc.	7,173	649,805
Alimentation Couche Tard, Inc., Class B	20,794	1,007,723
AltaGas Ltd.	5,249	134,991
ARC Resources Ltd.	13,939	252,123
Atco Ltd. Class I	2,968	105,468
Bank of Montreal	30,058	1,969,653
Bank of Nova Scotia	57,323	3,037,536
Barrick Gold Corp.	55,355	980,142
BCE, Inc.	7,340	338,984
BlackBerry Ltd. (c)	17,331	138,178
Bombardier, Inc., Class B (c)	55,865	76,647
Brookfield Asset Management, Inc., Class A	44,288	1,557,228
CAE, Inc.	7,248	102,923
Cameco Corp.	17,020	145,428
Canadian Imperial Bank of Commerce (a)	18,546	1,438,077
Canadian National Railway Co.	37,972	2,482,167
Canadian Natural Resources Ltd.	53,452	1,708,737
Canadian Pacific Railway Ltd.	7,192	1,097,425
Canadian Tire Corp. Ltd., Class A	4,121	412,681
Canadian Utilities Ltd., Class A	9,258	261,238
CCL Industries, Inc., Class B	1,374	264,557
Cenovus Energy, Inc.	39,944	573,303
CGI Group, Inc., Class A (c)	12,922	615,493
CI Financial Corp.	11,539	221,378
Constellation Software, Inc.	1,101	496,325
Crescent Point Energy Corp.	30,179	397,955
Dollarama, Inc.	6,920	540,276
Eldorado Gold Corp. (c)	17,582	69,151
Element Financial Corp.	19,100	239,050
Empire Co. Ltd., Class A	12,024	179,359
Enbridge, Inc.	46,614	2,048,678
Encana Corp.	57,010	595,760
Fairfax Financial Holdings Ltd.	1,258	737,109
Finning International, Inc.	7,357	136,827
First Capital Realty, Inc.	2,654	44,464
First Quantum Minerals Ltd. (a)	48,146	398,541
Fortis, Inc. (a)	15,891	511,027
Franco-Nevada Corp.	9,282	648,491

2	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Canada (continued)
George Weston Ltd.	3,435	$286,540
Gildan Activewear, Inc.	13,076	365,185
Goldcorp, Inc.	40,940	675,598
Great-West Lifeco, Inc.	12,487	307,333
H&R Real Estate Investment Trust	2,945	50,350
Husky Energy, Inc. (c)	15,100	184,959
Hydro One, Ltd. (d)	13,003	256,700
IGM Financial, Inc.	4,062	109,666
Imperial Oil Ltd.	16,836	526,658
Industrial Alliance Insurance & Financial Services, Inc.	3,523	126,827
Intact Financial Corp.	5,846	422,603
Inter Pipeline Ltd.	18,400	388,490
Jean Coutu Group PJC, Inc., Class A	3,208	49,222
Keyera Corp.	8,330	269,338
Kinross Gold Corp. (c)	50,110	211,219
Loblaw Cos. Ltd.	10,899	560,755
Magna International, Inc.	21,261	912,702
Manulife Financial Corp.	100,351	1,415,829
Methanex Corp.	4,533	161,494
Metro, Inc.	13,402	439,974
National Bank of Canada	16,555	587,018
Onex Corp.	5,499	354,137
Open Text Corp.	5,660	366,620
Pembina Pipeline Corp.	18,933	576,959
Peyto Exploration & Development Corp.	6,142	172,376
Potash Corp. of Saskatchewan, Inc.	43,849	713,576
Power Corp. of Canada	21,464	454,655
Power Financial Corp. (a)	12,359	286,378
PrairieSky Royalty Ltd. (a)	6,087	124,111
Restaurant Brands International, Inc.	11,133	496,422
RioCan Real Estate Investment Trust	3,112	64,567
Rogers Communications, Inc., Class B	18,164	770,615
Royal Bank of Canada	74,944	4,641,907
Saputo, Inc.	10,940	380,163
Shaw Communications, Inc., Class B	19,068	390,240
Silver Wheaton Corp.	17,253	466,059
SNC-Lavalin Group, Inc.	9,239	362,884
Sun Life Financial, Inc.	30,632	996,745
Suncor Energy, Inc.	77,710	2,157,245
Teck Resources Ltd., Class B	37,627	678,287
TELUS Corp.	8,212	270,969
Thomson Reuters Corp.	15,724	650,198
Toronto-Dominion Bank	92,276	4,096,310
Tourmaline Oil Corp. (c)	10,430	282,543
TransCanada Corp. (a)	34,852	1,655,267
Turquoise Hill Resources Ltd. (c)	39,981	118,241

Common Stocks	Shares	Value
Canada (continued)
Valeant Pharmaceuticals International, Inc. (c)	16,850	$413,432
Veresen, Inc.	9,589	97,940
Vermilion Energy, Inc.	6,754	261,625
West Fraser Timber Co. Ltd.	2,687	82,805
Yamana Gold, Inc.	84,936	365,783

		58,355,823
Chile — 0.3%
AES Gener SA	90,837	29,956
Aguas Andinas SA, Class A	76,400	49,077
Banco de Chile	1,416,149	158,234
Banco de Credito e Inversiones	747	33,816
Banco Santander Chile SA	2,103,327	108,872
Cencosud SA	119,917	360,211
Colbun SA	466,420	92,975
Companhia Cervecerias Unidas SA	4,404	44,500
Embotelladora Andina SA, Preference ‘B’ Shares	9,220	35,314
Empresa Nacional de Electricidad SA	204,788	135,782
Empresa Nacional de Telecomunicaciones SA (c)	2,032	19,872
Empresas CMPC SA	36,023	71,704
Empresas COPEC SA	24,294	227,201
Endesa SA	204,788	92,491
Enersis Chile SA	1,181,655	109,069
Enersis SA	1,181,655	193,216
Itau CorpBanca	2,375,874	20,936
Latam Airlines Group SA (c)	19,853	159,633
SACI Falabella	35,710	261,831
Sociedad Quimica y Minera de Chile SA, Preference ‘B’ Shares	1,850	50,074

		2,254,764
China — 5.2%
58.com, Inc. — ADR (c)	5,565	265,228
AAC Technologies Holdings, Inc.	39,500	399,109
Agricultural Bank of China Ltd., Class H	1,110,000	478,784
Air China Ltd., Class H	62,000	41,911
Alibaba Group Holding Ltd. — ADR (c)	55,533	5,874,836
Aluminum Corp. of China Ltd., Class H (c)	64,000	23,349
Anhui Conch Cement Co. Ltd., Class H	79,500	219,728
ANTA Sports Products Ltd.	81,000	221,475
AviChina Industry & Technology Co. Ltd., Class H	116,000	78,682
Baidu, Inc. — ADR (c)	13,434	2,445,928
Bank of China Ltd., Class H	3,731,000	1,722,989

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
China (continued)
Bank of Communications Co. Ltd., Class H	470,700	$362,038
Beijing Capital International Airport Co. Ltd., Class H	100,000	113,993
Byd Co. Ltd., Class H (a)(c)	26,500	176,274
CGN Power Co. Ltd. (a)(d)	546,000	162,664
China Cinda Asset Management Co. Ltd.	681,000	242,534
China CITIC Bank Corp. Ltd., Class H	448,000	299,657
China Coal Energy Co. Ltd., Class H (a)(c)	107,000	58,241
China Communications Construction Co. Ltd., Class H	239,000	253,638
China Communications Services Corp. Ltd., Class H	44,000	27,618
China Conch Venture Holdings Ltd.	92,500	181,025
China Construction Bank Corp., Class H	3,987,000	2,994,389
China COSCO Holdings Co. Ltd., Class H (a)(c)	78,000	26,738
China Everbright Bank Co. Ltd., Class H	58,000	27,164
China Evergrande Group	286,000	195,432
China Galaxy Securities Co. Ltd., Class H	132,500	121,869
China Huishan Dairy Holdings Co. Ltd. (a)	338,000	126,548
China Life Insurance Co. Ltd., Class H	346,000	906,577
China Longyuan Power Group Corp., Class H	125,000	102,424
China Medical System Holdings Ltd.	109,000	184,274
China Mengniu Dairy Co. Ltd.	170,000	318,180
China Merchants Bank Co. Ltd., Class H	209,078	531,692
China Minsheng Banking Corp. Ltd., Class H	306,400	355,951
China National Building Material Co. Ltd., Class H (a)	132,000	59,116
China Oilfield Services Ltd., Class H (a)	64,000	56,124
China Pacific Insurance Group Co. Ltd., Class H	141,800	530,308
China Petroleum & Chemical Corp. Class H	1,278,400	943,792
China Railway Construction Corp. Ltd., Class H	72,000	82,502
China Railway Group Ltd., Class H	230,000	168,153
China Resources Gas Group Ltd.	48,000	164,859
China Shenhua Energy Co. Ltd., Class H	179,500	354,778

Common Stocks	Shares	Value
China (continued)
China Shipping Container Lines Co. Ltd., Class H (c)	122,000	$26,300
China Southern Airlines Co. Ltd., Class H	48,000	27,077
China Telecom Corp. Ltd., Class H	754,000	384,664
China Unicom Hong Kong Ltd.	340,000	414,251
China Vanke Co. Ltd., Class H	48,500	126,796
Chongqing Changan Automobile Co. Ltd.	21,400	34,946
Chongqing Rural Commercial Bank, Co. Ltd., Class H	122,000	75,660
CITIC Securities Co. Ltd., Class H	90,500	194,090
CNOOC Ltd.	857,000	1,081,117
Country Garden Holdings Co. Ltd.	214,270	113,850
CSPC Pharmaceutical Group Ltd.	154,000	154,614
CSR Corp. Ltd., Class H	222,350	202,411
Ctrip.com International Ltd. — ADR (c)	16,126	750,988
Dongfeng Motor Group Co. Ltd., Class H	182,000	183,538
Far East Horizon Ltd.	141,000	134,132
Fosun International Ltd.	81,500	123,416
GF Securities Co., Ltd., Class H	31,000	66,082
Great Wall Motor Co. Ltd., Class H	123,000	120,952
Guangzhou Automobile Group Co. Ltd., Class H	52,000	67,252
Guangzhou R&F Properties Co. Ltd., Class H	13,200	20,917
Haitian International Holdings Ltd.	67,000	132,442
Haitong Securities Co. Ltd., Class H	163,200	279,031
Hengan International Group Co. Ltd.	39,000	325,464
Huadian Power International Corp. Ltd., Class H	68,000	30,693
Huaneng Power International, Inc., Class H	192,000	121,099
Huaneng Renewables Corp. Ltd., Class H	158,000	55,550
Huatai Securities Co. Ltd., Class H (d)	68,800	140,502
Industrial & Commercial Bank of China Ltd., Class H	3,504,000	2,223,886
JD.com, Inc. — ADR (c)	32,784	855,335
Jiangsu Expressway Co. Ltd., Class H	26,000	36,081
Jiangxi Copper Co. Ltd., Class H	36,000	41,349
Kingsoft Corp. Ltd. (a)	55,000	131,406
Lenovo Group Ltd.	446,000	297,681
Longfor Properties Co. Ltd.	51,500	79,558
Luye Pharma Group Ltd. (c)	189,500	124,716
NetEase, Inc. — ADR	3,772	908,222
New China Life Insurance Co. Ltd., Class H (a)	29,100	129,986

4	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
China (continued)
New Oriental Education & Technology Group, Inc. — ADR (c)	6,358	$294,757
People’s Insurance Co. Group of China Ltd., Class H	272,000	112,024
PetroChina Co. Ltd., Class H	1,096,000	726,493
PICC Property & Casualty Co. Ltd., Class H	321,532	539,071
Ping An Insurance Group Co. of China Ltd., Class H	241,000	1,263,367
Semiconductor Manufacturing International Corp. (c)	1,051,000	118,393
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	132,000	89,049
Shanghai Electric Group Co. Ltd., Class H (a)(c)	104,000	49,513
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	7,000	21,893
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	19,100	51,872
Shenzhou International Group Holdings Ltd.	20,000	139,957
Shui On Land Ltd.	76,666	20,952
Sino-Ocean Land Holdings Ltd.	137,000	63,601
Sinopec Engineering Group Co. Ltd., Class H	13,500	11,697
Sinopec Shanghai Petrochemical Co. Ltd., Class H	123,000	62,462
Sinopharm Group Co. Ltd., Class H	47,200	228,605
Sinotrans Ltd., Class H	45,000	21,988
SOHO China Ltd.	195,000	105,803
Sunac China Holdings Ltd.	149,000	108,407
TAL Education Group — ADR (c)	3,400	240,856
Tencent Holdings Ltd.	281,600	7,829,047
Tingyi Cayman Islands Holding Corp.	138,000	160,546
Tsingtao Brewery Co. Ltd., Class H	14,000	54,803
Vipshop Holdings Ltd. — ADR (c)	33,903	497,357
Want Want China Holdings Ltd. (a)	339,000	210,972
Weichai Power Co. Ltd., Class H	24,400	32,922
Yanzhou Coal Mining Co. Ltd., Class H (a)	36,000	24,407
Zhejiang Expressway Co. Ltd., Class H	54,000	57,208
Zhuzhou CRRC Times Electric Co. Ltd.	25,000	130,603
Zijin Mining Group Co. Ltd., Class H	218,000	69,856
ZTE Corp., Class H	14,400	21,087

		45,476,193
Colombia — 0.1%
Bancolombia SA	15,644	151,592
Cementos Argos SA	38,031	151,420
Corp. Financiera Colombiana SA	1,463	19,210

Common Stocks	Shares	Value
Colombia (continued)
Ecopetrol SA (c)	184,080	$79,803
Grupo Argos SA	6,618	42,738
Grupo Aval Acciones y Valores	125,734	54,945
Grupo de Inversiones Suramericana SA	6,592	86,008
Grupo de Inversiones Suramericana SA, Preference Shares	23,325	301,740
Interconexion Electrica SA	6,953	23,511

		910,967
Czech Republic — 0.0%
CEZ AS	9,764	174,431
Komercni Banka AS	2,790	96,752

		271,183
Denmark — 1.2%
A.P. Moeller — Maersk A/S, Class A	220	309,098
A.P. Moeller — Maersk A/S, Class B (a)	313	460,390
Carlsberg A/S, Class B	4,333	414,122
Chr Hansen Holding A/S (a)	4,943	294,428
Coloplast A/S, Class B (a)	5,471	425,487
Danske Bank A/S	35,120	1,027,467
DSV A/S	8,213	409,789
Genmab A/S (a)(c)	2,387	408,541
ISS A/S	8,788	365,183
Novo Nordisk A/S, Class B	97,546	4,065,589
Novozymes A/S, Class B (a)	12,683	559,395
Pandora A/S	5,500	666,158
TDC A/S (c)	36,256	213,525
Tryg A/S	5,025	100,966
Vestas Wind Systems A/S	11,244	928,794
William Demant Holding A/S (c)	8,025	163,769

		10,812,701
Finland — 0.7%
Elisa OYJ	8,970	330,574
Fortum OYJ	21,469	346,937
Kone OYJ, Class B	16,423	833,746
Metso OYJ	9,428	275,132
Neste Oil OYJ	5,327	227,228
Nokia OYJ	270,810	1,569,709
Nokian Renkaat OYJ	4,713	171,836
Orion OYJ, Class B	4,256	167,787
Sampo OYJ, Class A	20,199	897,390
Stora Enso OYJ, Class R	22,850	202,982
UPM-Kymmene OYJ	27,594	582,635
Wartsila OYJ	6,761	304,372

		5,910,328
France — 6.7%
Accor SA	10,752	426,632

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
France (continued)
Aeroports de Paris	1,132	$112,324
Air Liquide SA (a)	18,010	1,931,329
Airbus Group SE	28,300	1,716,427
Alstom SA (c)	10,571	279,714
ArcelorMittal (c)	86,041	524,708
Arkema SA	3,739	346,165
AtoS SE	4,829	519,883
AXA SA	91,463	1,944,700
BNP Paribas SA	50,974	2,621,773
Bollore SA	36,855	128,300
Bouygues SA	11,139	369,406
Bureau Veritas SA	11,737	251,817
Cap Gemini SA	7,654	750,424
Carrefour SA	24,570	637,059
Casino Guichard-Perrachon SA	2,964	144,270
Christian Dior SE	2,982	534,812
Cie Generale des Etablissements Michelin	9,265	1,025,959
CNP Assurances	7,565	127,099
Compagnie de Saint-Gobain	23,437	1,014,118
Credit Agricole SA	52,014	513,061
Danone SA	27,974	2,077,148
Dassault Systemes SA	6,665	578,591
Edenred	13,608	317,987
Eiffage SA	2,780	216,046
Electricite de France SA (a)	14,412	175,426
Engie SA	69,686	1,080,460
Essilor International SA	10,093	1,301,951
Eurazeo	1,782	103,380
Eutelsat Communications SA	10,133	209,726
Fonciere Des Regions	2,240	208,731
Gecina SA	1,956	308,245
Groupe Eurotunnel SE, Registered Shares	23,156	250,835
Hermes International	1,327	540,236
ICADE	1,426	111,268
Iliad SA	1,504	315,745
Imerys SA	704	50,848
Ingenico Group SA	4,022	351,660
JCDecaux SA	4,756	153,783
Kering	3,641	734,692
Klepierre	10,381	476,518
L’Oreal SA	13,774	2,603,414
Lagardere SCA	4,159	105,914
Legrand SA	13,403	790,094
LVMH Moet Hennessy Louis Vuitton SE	13,374	2,280,411
Natixis SA	91,594	427,367
Numericable-SFR	5,463	160,915
Orange SA	94,347	1,478,185
Pernod Ricard SA	10,214	1,209,686
Peugeot SA (c)	21,557	329,192
Publicis Groupe SA	9,791	740,863

Common Stocks	Shares	Value
France (continued)
Remy Cointreau SA	2,985	$254,722
Renault SA	9,110	749,472
Rexel SA	17,849	273,418
Safran SA	14,145	1,017,337
Sanofi	56,413	4,295,900
Schneider Electric SE	27,411	1,906,813
SCOR SE	9,355	290,921
SES SA	16,337	401,153
Societe BIC SA	1,438	212,607
Societe Generale SA	35,927	1,242,867
Sodexo SA	5,001	595,718
Suez	25,669	424,186
Technip SA	5,041	309,891
Thales SA	4,833	445,027
TOTAL SA	112,530	5,351,990
Unibail-Rodamco SE	4,674	1,260,263
Valeo SA	11,640	679,412
Veolia Environnement SA	23,837	549,242
Vinci SA	22,988	1,760,381
Vivendi SA	56,472	1,139,743
Wendel SA	1,358	158,477
Zodiac Aerospace	9,179	223,395

		59,152,232
Germany — 5.9%
adidas AG (a)	9,291	1,615,931
Allianz SE, Registered Shares	23,212	3,449,537
Axel Springer AG	2,564	131,388
BASF SE	45,583	3,903,056
Bayer AG, Registered Shares	42,309	4,249,101
Bayerische Motoren Werke AG (a)	15,932	1,341,398
Bayerische Motoren Werke AG, Preference Shares	2,023	149,306
Beiersdorf AG	5,135	484,708
Brenntag AG	8,520	465,608
Commerzbank AG (a)	59,739	385,970
Continental AG (a)	5,478	1,154,221
Daimler AG, Registered Shares (a)	45,538	3,211,685
Deutsche Bank AG, Registered Shares (a)(c)	69,330	903,594
Deutsche Boerse AG (c)	9,803	795,692
Deutsche Lufthansa AG, Registered Shares	12,602	140,491
Deutsche Post AG, Registered Shares	45,040	1,410,133
Deutsche Telekom AG, Registered Shares (a)	155,481	2,612,158
Deutsche Wohnen AG, Bearer Shares	16,491	600,076
E.ON SE	97,260	691,274
Evonik Industries AG	7,842	265,486
Fraport AG Frankfurt Airport Services Worldwide	2,602	142,408

6	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Germany (continued)
Fresenius Medical Care AG & Co. KGaA (a)	10,573	$924,989
Fresenius SE & Co. KGaA	22,058	1,762,026
Fuchs Petrolub SE, Preference Shares	3,377	154,182
GEA Group AG	7,070	393,070
Hannover Rueck SE	2,808	301,004
HeidelbergCement AG	7,796	737,281
Henkel AG & Co. KGaA	5,377	627,140
Hugo Boss AG (a)	3,305	182,950
Infineon Technologies AG	59,995	1,069,801
K+S AG, Registered Shares (a)	10,011	190,096
Lanxess AG	5,116	318,457
Linde AG	9,262	1,573,805
MAN SE	2,023	213,371
Merck KGaA (a)	6,678	720,321
Metro AG	7,442	221,517
Muenchener Rueckversicherungs AG, Registered Shares	7,654	1,429,505
OSRAM Licht AG	4,893	287,446
Porsche Automobil Holding SE, Preference Shares	6,103	312,186
ProSiebenSat.1 Media AG, Registered Shares	11,089	475,442
RWE AG (a)(c)	24,137	416,834
SAP SE	47,374	4,332,461
Siemens AG, Registered Shares	37,367	4,381,662
Symrise AG (a)	6,340	464,941
Telefonica Deutschland Holding AG (a)	33,908	136,714
ThyssenKrupp AG (a)	19,076	455,780
TUI AG	24,966	354,765
United Internet AG, Registered Shares (a)	6,889	305,093
Volkswagen AG (a)	1,804	261,224
Vonovia SE	25,145	953,225

		52,060,509
Greece — 0.1%
Alpha Bank AE (c)	69,105	115,666
Eurobank Ergasias SA (c)	92,831	53,553
FF Group (c)	440	10,945
Hellenic Telecommunications Organization SA	12,770	112,067
JUMBO SA	1,999	24,981
National Bank of Greece SA (c)	3,405	712
OPAP SA	8,833	74,764
Piraeus Bank SA (c)	860,181	130,864
Titan Cement Co. SA	990	23,371

		546,923
Hong Kong — 3.5%
AIA Group Ltd.	628,200	4,224,483

Common Stocks	Shares	Value
Hong Kong (continued)
Alibaba Health Information Technology Ltd. (c)	176,000	$99,277
Alibaba Pictures Group Ltd. (c)	480,000	100,915
ASM Pacific Technology Ltd.	6,300	52,147
Bank of East Asia Ltd.	59,000	240,801
Beijing Enterprises Holdings Ltd.	38,000	193,924
Beijing Enterprises Water Group Ltd. (c)	232,000	158,160
Belle International Holdings Ltd.	292,000	202,174
BOC Hong Kong Holdings Ltd.	180,500	614,133
Brilliance China Automotive Holdings Ltd.	148,000	166,985
Cathay Pacific Airways Ltd. (a)	32,000	44,734
Cheung Kong Infrastructure Holdings Ltd.	38,000	327,747
Cheung Kong Property Holdings Ltd.	120,508	886,439
China Everbright International Ltd.	107,000	128,282
China Everbright Ltd.	102,000	210,361
China Gas Holdings Ltd.	74,000	117,739
China Jinmao Holdings Group Ltd.	326,000	101,181
China Merchants Holdings International Co. Ltd.	61,655	165,389
China Mobile Ltd.	315,500	3,875,716
China Overseas Land & Investment Ltd.	216,000	742,607
China Power International Development Ltd.	139,000	53,855
China Resources Beer Holdings Co. Ltd. (c)	86,000	183,288
China Resources Land Ltd.	163,111	459,876
China Resources Power Holdings Co. Ltd.	118,000	205,135
China State Construction International Holdings Ltd.	70,000	92,625
China Taiping Insurance Holdings Co. Ltd. (c)	67,872	135,344
CITIC Ltd.	220,000	316,381
CK Hutchison Holdings Ltd.	134,008	1,712,923
CLP Holdings Ltd.	79,500	823,386
COSCO Pacific Ltd.	36,000	37,041
ENN Energy Holdings Ltd.	34,000	166,447
First Pacific Co. Ltd.	140,000	100,000
Galaxy Entertainment Group Ltd.	116,000	441,117
GCL-Poly Energy Holdings Ltd.	431,000	57,773
Geely Automobile Holdings Ltd.	365,000	328,664
GOME Electrical Appliances Holding Ltd.	627,000	77,346
Guangdong Investment Ltd.	164,000	261,981
Haier Electronics Group Co. Ltd.	48,000	79,843
Hanergy Thin Film Power Group Ltd. (c)	11,997	—
Hang Lung Properties Ltd.	120,000	272,201

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	7

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Hong Kong (continued)
Hang Seng Bank Ltd.	39,400	$707,280
Henderson Land Development Co. Ltd.	64,735	386,258
HKT Trust & HKT Ltd. (b)	142,900	201,185
Hong Kong & China Gas Co. Ltd.	397,463	754,701
Hong Kong Exchanges & Clearing Ltd.	56,400	1,492,645
Hongkong Land Holdings Ltd.	56,200	400,413
Hysan Development Co. Ltd.	25,000	117,626
Jardine Matheson Holdings Ltd.	12,200	739,442
Kerry Properties Ltd.	16,500	54,207
Kunlun Energy Co. Ltd.	134,000	103,585
Li & Fung Ltd.	250,000	128,817
Link REIT	126,500	933,834
MGM China Holdings Ltd.	27,200	47,562
MTR Corp. Ltd.	67,500	373,007
New World Development Co. Ltd.	280,666	368,035
Nine Dragons Paper Holdings Ltd.	178,000	167,843
NWS Holdings Ltd.	52,186	87,454
PCCW Ltd.	452,000	278,393
Power Assets Holdings Ltd.	62,000	606,712
Sands China Ltd.	138,800	608,378
Shanghai Industrial Holdings Ltd.	15,000	43,421
Shangri-La Asia Ltd.	32,000	35,172
Shimao Property Holdings Ltd.	51,000	69,704
Sino Biopharmaceutical Ltd.	198,000	133,933
Sino Land Co. Ltd.	112,800	201,047
SJM Holdings Ltd.	69,000	51,134
Sun Art Retail Group Ltd.	110,000	76,083
Sun Hung Kai Properties Ltd.	68,000	1,033,787
Swire Pacific Ltd., Class A	36,500	395,304
Swire Properties Ltd.	42,600	125,294
Techtronic Industries Co. Ltd.	74,000	289,880
WH Group Ltd. (d)	335,500	271,165
Wharf Holdings Ltd.	73,000	535,570
Wheelock & Co. Ltd.	32,000	190,073
Wynn Macau Ltd.	121,200	202,308
Yue Yuen Industrial Holdings Ltd.	19,000	78,524

		30,748,196
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	997	61,767
OTP Bank PLC	11,103	291,695
Richter Gedeon Nyrt	14,765	300,063

		653,525
India — 2.0%
ACC Ltd.	1,747	42,100
Adani Ports & Special Economic Zone Ltd.	43,145	166,880
Ambuja Cements Ltd.	26,422	100,116
Apollo Hospitals Enterprise Ltd.	8,931	176,397
Asian Paints Ltd.	11,155	194,739

Common Stocks	Shares	Value
India (continued)
Aurobindo Pharma Ltd.	13,516	$174,000
Axis Bank Ltd.	82,638	673,986
Bajaj Auto Ltd.	3,253	138,354
Bharat Forge Ltd.	5,977	81,947
Bharat Heavy Electricals Ltd.	22,772	46,252
Bharat Petroleum Corp. Ltd.	13,456	123,973
Bharti Airtel Ltd.	67,324	318,123
Bharti Infratel Ltd.	42,723	235,082
Bosch Ltd.	292	100,067
Cairn India Ltd.	17,443	52,691
Cipla Ltd.	13,384	116,790
Coal India Ltd.	42,303	204,978
Container Corp. of India	2,401	49,855
Dabur India Ltd.	20,426	83,333
Divi’s Laboratories Ltd.	3,088	59,992
Dr. Reddy’s Laboratories Ltd.	1,820	84,926
Dr. Reddy’s Laboratories Ltd. — ADR	4,517	209,679
Eicher Motors Ltd.	723	270,213
GAIL India Ltd.	12,294	69,345
GlaxoSmithKline Consumer Healthcare Ltd.	391	35,454
Glenmark Pharmaceuticals Ltd.	5,797	80,598
Godrej Consumer Products Ltd.	4,619	110,252
HCL Technologies Ltd.	29,571	355,774
Hero MotoCorp Ltd.	1,935	99,418
Hindalco Industries Ltd.	43,227	99,480
Hindustan Unilever Ltd.	40,183	524,260
Housing Development Finance Corp.	76,688	1,608,531
ICICI Bank Ltd.	30,654	115,787
ICICI Bank Ltd. — ADR	20,733	154,875
Idea Cellular Ltd.	41,835	49,821
Indiabulls Housing Finance Ltd.	29,511	367,601
Infosys Ltd.	28,763	447,329
Infosys Ltd. — ADR	75,312	1,188,423
ITC Ltd.	171,946	623,967
JSW Steel Ltd.	3,280	85,324
Larsen & Toubro Ltd.	4,639	100,075
Larsen & Toubro Ltd. — GDR	12,158	260,320
LIC Housing Finance Ltd.	17,978	156,696
Lupin Ltd.	11,830	264,609
Mahindra & Mahindra Financial Services Ltd.	10,804	59,225
Mahindra & Mahindra Ltd.	3,478	73,560
Mahindra & Mahindra Ltd. — GDR (a)	13,518	286,858
Marico Ltd.	22,064	91,416
Maruti Suzuki India Ltd.	4,295	354,012
Motherson Sumi Systems Ltd.	12,306	58,932
Nestle India Ltd.	897	86,750
NTPC Ltd.	63,930	142,340
Oil & Natural Gas Corp. Ltd.	58,267	225,351
Piramal Enterprises Ltd.	8,297	229,108

8	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
India (continued)
Power Finance Corp. Ltd.	20,470	$37,089
Reliance Industries Ltd.	11,768	192,064
Reliance Industries Ltd. — GDR (a)(d)	27,499	901,967
Shree Cement Ltd.	231	59,199
Shriram Transport Finance Co. Ltd.	5,718	99,977
Siemens Ltd.	2,761	51,512
State Bank of India	34,826	131,920
State Bank of India — GDR (a)	5,712	212,772
Sun Pharmaceutical Industries Ltd.	47,910	535,574
Tata Consultancy Services Ltd.	23,603	862,573
Tata Motors Ltd.	75,797	607,108
Tata Motors Ltd. — ADR	6,008	240,200
Tata Power Co. Ltd.	42,988	48,775
Tata Steel Ltd.	11,672	65,781
Tech Mahindra Ltd.	11,300	71,435
UltraTech Cement Ltd.	1,383	80,085
United Spirits Ltd. (c)	3,702	137,311
UPL Ltd.	13,245	134,430
Vedanta Ltd. — ADR	11,497	119,224
Wipro Ltd.	9,345	67,272
Wipro Ltd. — ADR	18,332	178,004
Zee Entertainment Enterprises Ltd.	44,412	365,587

		17,309,823
Indonesia — 0.6%
Adaro Energy Tbk PT	230,400	21,380
Astra International Tbk PT	1,198,900	760,731
Bank Central Asia Tbk PT	705,900	851,434
Bank Danamon Indonesia Tbk PT	186,600	58,002
Bank Mandiri Persero Tbk PT	462,000	398,624
Bank Negara Indonesia Persero Tbk PT	405,600	173,027
Bank Rakyat Indonesia Persero Tbk PT	660,000	619,303
Bumi Serpong Damai Tbk PT	111,800	18,948
Charoen Pokphand Indonesia Tbk PT	271,300	73,085
Global Mediacom Tbk PT	137,600	9,407
Gudang Garam Tbk PT	9,800	46,633
Hanjaya Mandala Sampoerna Tbk PT	260,000	78,740
Indocement Tunggal Prakarsa Tbk PT	88,600	118,128
Indofood CBP Sukses Makmur Tbk PT	37,800	27,513
Indofood Sukses Makmur Tbk PT	331,300	221,569
Jasa Marga Persero Tbk PT	71,000	25,088
Kalbe Farma Tbk PT	858,400	113,101
Lippo Karawaci Tbk PT	819,500	62,387
Matahari Department Store Tbk PT	98,800	140,289
Media Nusantara Citra Tbk PT	60,162	9,346

Common Stocks	Shares	Value
Indonesia (continued)
Perusahaan Gas Negara Persero Tbk PT	426,200	$94,160
Semen Indonesia Persero Tbk PT	106,000	82,341
Summarecon Agung Tbk PT	499,900	67,588
Surya Citra Media Tbk PT	84,000	18,079
Telekomunikasi Indonesia Persero Tbk PT	2,805,700	934,263
Tower Bersama Infrastructure Tbk PT	38,000	17,783
Unilever Indonesia Tbk PT	62,700	214,359
United Tractors Tbk PT	67,700	92,236
XL Axiata Tbk PT (c)	82,000	17,001

		5,364,545
Ireland — 0.8%
Bank of Ireland (c)	1,442,740	301,637
CRH PLC	39,330	1,305,991
DCC PLC	6,086	552,953
Experian PLC	44,248	883,985
James Hardie Industries PLC	24,629	385,600
Kerry Group PLC, Class A	8,083	673,375
Paddy Power Betfair PLC	4,015	454,000
Shire PLC	45,333	2,931,374

		7,488,915
Israel — 0.5%
Azrieli Group Ltd.	1,500	65,719
Bank Hapoalim BM	66,126	375,474
Bank Leumi Le-Israel BM (c)	71,682	272,809
Bezeq The Israeli Telecommunication Corp. Ltd.	106,530	200,999
Check Point Software Technologies Ltd. (c)	8,303	644,396
Israel Chemicals Ltd.	18,197	70,888
Mizrahi Tefahot Bank Ltd.	8,332	105,969
Mobileye NV (c)	8,390	357,162
NICE Ltd.	2,571	171,193
Teva Pharmaceutical Industries Ltd.	44,550	2,067,782

		4,332,391
Italy — 1.2%
Assicurazioni Generali SpA	55,938	682,663
Atlantia SpA	17,307	439,556
Enel SpA	358,329	1,596,972
Eni SpA	119,849	1,727,058
Exor SpA	6,195	250,844
Ferrari NV	4,560	236,962
Finmeccanica SpA (c)	15,326	173,715
Intesa Sanpaolo SpA	663,590	1,469,093
Luxottica Group SpA (a)	9,215	440,137
Mediobanca SpA	34,909	227,201
Poste Italiane SpA (d)	38,304	262,802

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	9

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Italy (continued)
Prysmian SpA	10,105	$264,604
Saipem SpA (a)(c)	391,138	165,715
Snam SpA	147,779	819,414
Telecom Italia SpA (c)	577,797	480,091
Telecom Italia SpA, Non-Convertible Savings Shares (c)	219,492	149,000
Tenaris SA (a)	27,208	387,531
Terna — Rete Elettrica Nazionale SpA	77,000	396,900
UniCredit SpA	237,637	553,911
Unione di Banche Italiane SCpA (a)	40,601	93,576
UnipolSai SpA	92,405	150,455

		10,968,200
Japan — 16.6%
ABC-Mart, Inc.	4,100	279,206
Acom Co. Ltd. (c)	16,100	75,904
Aeon Co. Ltd.	34,200	506,005
AEON Financial Service Co. Ltd. (a)	4,000	70,017
Aeon Mall Co. Ltd.	5,190	81,975
Air Water, Inc.	4,000	75,534
Aisin Seiki Co. Ltd.	10,800	494,787
Ajinomoto Co., Inc. (a)	29,000	646,596
Alfresa Holdings Corp.	8,900	188,452
Alps Electric Co. Ltd. (a)	9,900	238,964
Amada Co. Ltd. (a)	12,700	132,109
ANA Holdings, Inc. (a)	80,000	217,339
Aozora Bank Ltd.	70,000	241,273
Asahi Glass Co. Ltd.	49,000	316,832
Asahi Group Holdings Ltd.	20,300	739,473
Asahi Kasei Corp. (a)	68,000	541,903
Asics Corp. (a)	6,100	122,905
Astellas Pharma, Inc.	105,900	1,654,058
Bandai Namco Holdings, Inc.	10,000	306,081
Bank of Kyoto Ltd. (a)	15,000	109,797
Benesse Holdings, Inc. (a)	1,100	28,095
Bridgestone Corp.	29,000	1,068,469
Brother Industries Ltd.	7,500	131,862
Calbee, Inc. (a)	3,500	132,609
Canon, Inc.	61,100	1,773,877
Casio Computer Co. Ltd. (a)	8,100	113,408
Central Japan Railway Co.	6,600	1,129,952
Chiba Bank Ltd. (a)	41,000	232,847
Chubu Electric Power Co., Inc. (a)	33,600	488,896
Chugai Pharmaceutical Co. Ltd.	11,800	426,501
Chugoku Bank Ltd.	4,000	48,793
Chugoku Electric Power Co., Inc. (a)	14,700	184,842
Concordia Financial Group Ltd.	56,000	244,342
Credit Saison Co. Ltd. (a)	7,700	127,838
Dai Nippon Printing Co. Ltd. (a)	26,000	255,050
Dai-ichi Life Insurance Co. Ltd.	55,200	757,317
Daicel Corp.	12,000	151,645

Common Stocks	Shares	Value
Japan (continued)
Daiichi Sankyo Co. Ltd. (a)	29,700	$713,643
Daikin Industries Ltd. (a)	10,500	979,816
Daito Trust Construction Co. Ltd.	4,000	639,758
Daiwa House Industry Co. Ltd.	29,900	820,596
Daiwa Securities Group, Inc.	82,000	461,685
Denso Corp. (a)	24,600	981,652
Dentsu, Inc.	11,900	605,682
Don Quijote Holdings Co. Ltd.	6,600	242,123
East Japan Railway Co.	16,200	1,462,277
Eisai Co. Ltd. (a)	13,100	819,320
Electric Power Development Co. Ltd.	7,100	170,644
FamilyMart Co. Ltd.	3,300	220,296
FANUC Corp. (a)	9,300	1,570,913
Fast Retailing Co. Ltd.	2,600	837,263
Fuji Electric Co. Ltd.	13,000	59,746
Fuji Heavy Industries Ltd.	29,000	1,088,065
FUJIFILM Holdings Corp. (a)	20,600	763,083
Fujitsu Ltd.	103,000	554,307
Fukuoka Financial Group, Inc.	34,000	141,316
GungHo Online Entertainment, Inc. (a)	8,800	21,623
Hachijuni Bank Ltd. (a)	10,000	52,082
Hakuhodo DY Holdings, Inc.	5,800	67,977
Hamamatsu Photonics KK (a)	6,400	196,899
Hankyu Hanshin Holdings, Inc.	11,400	393,059
Hikari Tsushin, Inc.	1,800	167,149
Hino Motors Ltd.	8,600	91,884
Hirose Electric Co. Ltd.	1,335	175,529
Hiroshima Bank Ltd.	22,000	91,256
Hisamitsu Pharmaceutical Co., Inc.	6,000	324,299
Hitachi Chemical Co. Ltd. (a)	1,600	36,763
Hitachi Construction Machinery Co. Ltd. (a)	4,600	91,729
Hitachi High-Technologies Corp.	1,600	64,050
Hitachi Ltd.	241,000	1,129,466
Hitachi Metals Ltd.	8,000	98,418
Hokuriku Electric Power Co.	7,100	86,521
Honda Motor Co. Ltd. (a)	78,900	2,277,076
Hoshizaki Electric Co Ltd.	2,500	228,139
Hoya Corp.	18,900	760,306
Hulic Co. Ltd.	9,000	91,956
Idemitsu Kosan Co. Ltd. (a)	2,400	49,690
IHI Corp. (a)	58,000	168,560
Iida Group Holdings Co. Ltd.	6,800	136,834
Inpex Corp.	53,500	486,447
Isetan Mitsukoshi Holdings Ltd.	20,100	197,911
Isuzu Motors Ltd.	31,000	364,903
ITOCHU Corp. (a)	69,700	877,492
Iyo Bank Ltd. (a)	8,700	52,683
J. Front Retailing Co. Ltd.	9,700	127,011
Japan Airlines Co. Ltd.	5,100	149,917
Japan Airport Terminal Co. Ltd. (a)	1,500	57,358

10	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Japan (continued)
Japan Exchange Group, Inc.	29,800	$465,955
Japan Post Bank Co. Ltd. (a)	20,200	240,033
Japan Post Holdings Co. Ltd.	22,500	282,853
Japan Prime Realty Investment Corp.	41	185,109
Japan Real Estate Investment Corp. (a)	56	334,875
Japan Retail Fund Investment Corp.	141	347,758
Japan Tobacco, Inc.	52,300	2,140,911
JFE Holdings, Inc. (a)	22,200	324,530
JGC Corp. (a)	10,000	174,085
Joyo Bank Ltd. (a)(c)	29,000	122,686
JSR Corp. (a)	12,500	196,469
JTEKT Corp. (a)	12,600	189,252
JX Holdings, Inc. (a)	103,400	418,518
Kajima Corp.	47,000	328,900
Kakaku.com, Inc. (a)	7,400	133,998
Kamigumi Co. Ltd.	18,000	157,031
Kaneka Corp.	19,000	150,431
Kansai Electric Power Co., Inc. (c)	38,500	350,249
Kansai Paint Co. Ltd. (a)	8,000	175,365
Kao Corp.	23,300	1,317,336
Kawasaki Heavy Industries Ltd. (a)	84,000	260,251
KDDI Corp.	90,200	2,794,576
Keihan Holdings Co. Ltd.	15,000	104,911
Keikyu Corp.	22,000	229,559
Keio Corp.	27,000	236,109
Keisei Electric Railway Co. Ltd. (a)	8,000	200,019
Keyence Corp.	2,220	1,626,569
Kikkoman Corp.	8,000	256,215
Kintetsu Group Holdings Co. Ltd.	91,000	381,924
Kirin Holdings Co. Ltd.	35,100	583,351
Kobe Steel Ltd. (a)(c)	12,600	114,281
Koito Manufacturing Co. Ltd.	6,000	292,018
Komatsu Ltd.	48,200	1,105,670
Konami Corp. (a)	5,700	220,250
Konica Minolta, Inc. (a)	23,700	200,699
Kose Corp.	1,700	174,075
Kubota Corp.	56,000	847,588
Kuraray Co. Ltd.	19,300	286,315
Kurita Water Industries Ltd.	7,400	175,834
Kyocera Corp.	14,500	696,772
Kyowa Hakko Kirin Co. Ltd.	12,000	189,543
Kyushu Electric Power Co. Inc. (a)	25,500	239,349
Lawson, Inc.	3,800	300,189
LIXIL Group Corp. (a)	13,600	291,361
M3, Inc. (a)	9,700	332,035
Mabuchi Motor Co. Ltd. (a)	2,300	127,629
Makita Corp.	5,800	413,249
Marubeni Corp. (a)	87,100	447,441
Marui Group Co. Ltd. (a)	9,500	125,493
Maruichi Steel Tube Ltd.	2,400	82,988

Common Stocks	Shares	Value
Japan (continued)
Mazda Motor Corp.	29,500	$452,582
McDonald’s Holdings Co. Japan Ltd.	10,700	315,176
Medipal Holdings Corp. (a)	3,000	52,002
Meiji Holdings Co. Ltd.	6,200	615,602
Minebea Co. Ltd. (a)	19,000	179,695
Miraca Holdings, Inc. (a)	2,400	119,672
Mitsubishi Chemical Holdings Corp.	70,100	439,485
Mitsubishi Corp.	68,400	1,559,250
Mitsubishi Electric Corp.	98,000	1,256,037
Mitsubishi Estate Co. Ltd.	59,000	1,107,227
Mitsubishi Gas Chemical Co., Inc.	15,500	221,914
Mitsubishi Heavy Industries Ltd.	157,000	656,748
Mitsubishi Logistics Corp. (a)	2,000	28,925
Mitsubishi Materials Corp.	6,200	169,585
Mitsubishi Motors Corp.	35,200	164,429
Mitsubishi Tanabe Pharma Corp.	11,400	244,170
Mitsubishi UFJ Financial Group, Inc.	622,300	3,152,623
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,500	52,773
Mitsui & Co. Ltd. (a)	84,200	1,166,918
Mitsui Chemicals, Inc. (a)	37,000	176,000
Mitsui Fudosan Co. Ltd.	47,000	999,897
Mitsui OSK Lines Ltd. (a)	47,000	109,294
Mixi, Inc.	1,800	65,216
Mizuho Financial Group, Inc. (a)	1,098,400	1,851,285
MS&AD Insurance Group Holdings, Inc. (a)	25,800	719,077
Murata Manufacturing Co. Ltd.	10,100	1,318,384
Nabtesco Corp.	3,900	110,489
Nagoya Railroad Co. Ltd. (a)	31,000	168,691
NEC Corp.	108,000	278,557
Nexon Co. Ltd.	5,100	80,114
NGK Insulators Ltd. (a)	15,000	311,709
NGK Spark Plug Co. Ltd. (a)	8,500	150,198
NH Foods Ltd.	8,000	193,259
NHK Spring Co. Ltd. (a)	14,000	135,719
Nidec Corp.	11,100	1,026,008
Nikon Corp. (a)	19,900	297,192
Nintendo Co. Ltd.	5,500	1,472,639
Nippon Building Fund, Inc.	75	475,188
Nippon Electric Glass Co. Ltd.	28,000	144,982
Nippon Express Co. Ltd.	31,000	144,924
Nippon Paint Holdings Co. Ltd. (a)	8,300	277,741
Nippon Steel & Sumitomo Metal Corp.	37,647	772,531
Nippon Telegraph & Telephone Corp.	34,200	1,564,170
Nippon Yusen KK	93,000	174,127
Nissan Motor Co. Ltd.	136,600	1,339,891
Nisshin Seifun Group, Inc. (a)	9,000	137,183

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	11

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Japan (continued)
Nissin Foods Holdings Co. Ltd.	3,500	$212,727
Nitori Holdings Co. Ltd.	4,000	479,491
Nitto Denko Corp. (a)	8,800	571,523
NOK Corp. (a)	3,800	83,149
Nomura Holdings, Inc.	183,100	820,569
Nomura Real Estate Holdings, Inc.	5,200	87,897
Nomura Real Estate Master Fund, Inc.	172	286,872
Nomura Research Institute Ltd.	6,710	231,590
NSK Ltd. (a)	24,800	254,268
NTT Data Corp. (a)	6,800	339,622
NTT DoCoMo, Inc.	68,600	1,742,646
NTT Urban Development Corp.	2,400	23,187
Obayashi Corp. (a)	33,000	327,320
Odakyu Electric Railway Co. Ltd. (a)	17,000	378,541
Oji Holdings Corp.	39,000	154,578
Olympus Corp.	14,300	499,375
Omron Corp. (a)	11,500	413,941
Ono Pharmaceutical Co. Ltd.	21,000	586,329
Oracle Corp. Japan	700	39,548
Oriental Land Co. Ltd. (a)	9,900	602,888
ORIX Corp.	61,300	904,337
Osaka Gas Co. Ltd. (a)	94,000	394,257
Otsuka Corp.	2,900	137,740
Otsuka Holdings Co. Ltd.	19,000	866,070
Panasonic Corp.	112,700	1,127,175
Park24 Co. Ltd.	10,500	341,491
Rakuten, Inc. (a)	48,300	630,474
Recruit Holdings Co. Ltd.	18,600	758,753
Resona Holdings, Inc.	113,000	475,233
Ricoh Co. Ltd.	39,000	352,927
Rinnai Corp.	2,100	195,497
Rohm Co. Ltd.	5,400	284,636
Ryohin Keikaku Co. Ltd.	1,000	201,959
Sankyo Co. Ltd. (a)	3,300	112,742
Santen Pharmaceutical Co. Ltd.	20,200	298,281
SBI Holdings, Inc.	8,850	105,708
Secom Co. Ltd. (a)	9,000	672,068
Sega Sammy Holdings, Inc.	6,900	98,428
Seibu Holdings, Inc. (a)	6,200	102,351
Seiko Epson Corp.	14,900	286,905
Sekisui Chemical Co. Ltd.	19,000	273,262
Sekisui House Ltd.	27,100	461,694
Seven & i Holdings Co. Ltd.	35,900	1,697,182
Seven Bank Ltd. (a)	27,800	89,040
Shikoku Electric Power Co., Inc. (a)	8,000	79,112
Shimadzu Corp.	11,000	167,877
Shimamura Co. Ltd.	900	109,567
Shimano, Inc. (a)	4,100	608,947
Shimizu Corp.	29,000	259,187
Shin-Etsu Chemical Co. Ltd.	19,800	1,381,501
Shinsei Bank Ltd.	100,000	151,642

Common Stocks	Shares	Value
Japan (continued)
Shionogi & Co. Ltd. (a)	13,900	$712,146
Shiseido Co. Ltd.	19,900	527,065
Shizuoka Bank Ltd. (a)	30,000	240,360
Showa Shell Sekiyu KK	13,900	129,216
SMC Corp.	2,400	692,959
Softbank Group Corp.	50,800	3,292,275
Sompo Japan Nipponkoa Holdings, Inc.	23,100	684,624
Sony Corp.	62,700	2,077,288
Sony Financial Holdings, Inc. (a)	6,900	95,025
Stanley Electric Co. Ltd. (a)	5,100	137,893
Sumitomo Chemical Co. Ltd.	79,000	351,029
Sumitomo Corp. (a)	55,700	623,541
Sumitomo Dainippon Pharma Co. Ltd. (a)	3,900	75,538
Sumitomo Electric Industries Ltd. (a)	39,500	558,400
Sumitomo Heavy Industries Ltd.	20,000	98,820
Sumitomo Metal Mining Co. Ltd. (a)	29,000	400,541
Sumitomo Mitsui Financial Group, Inc.	73,500	2,482,801
Sumitomo Mitsui Trust Holdings, Inc. (a)	17,700	578,287
Sumitomo Realty & Development Co. Ltd.	19,000	492,495
Sumitomo Rubber Industries Ltd.	10,500	158,822
Sundrug Co. Ltd.	2,700	226,636
Suntory Beverage & Food Ltd.	8,500	367,526
Suruga Bank Ltd.	8,300	198,948
Suzuken Co. Ltd. (a)	1,870	61,748
Suzuki Motor Corp.	18,900	633,056
Sysmex Corp.	7,800	578,709
T&D Holdings, Inc. (a)	31,400	354,226
Taiheiyo Cement Corp.	49,000	140,996
Taisei Corp. (a)	51,000	382,615
Taisho Pharmaceutical Holdings Co. Ltd.	3,500	358,722
Taiyo Nippon Sanso Corp. (a)	4,000	41,735
Takashimaya Co. Ltd.	13,000	106,742
Takeda Pharmaceutical Co. Ltd. (a)	36,900	1,768,602
TDK Corp. (a)	6,800	455,594
Teijin Ltd. (a)	11,800	228,921
Terumo Corp.	16,500	634,682
THK Co. Ltd.	4,000	78,681
Tobu Railway Co. Ltd. (a)	57,000	290,361
Toho Co. Ltd.	5,000	166,087
Toho Gas Co. Ltd.	18,000	168,555
Tohoku Electric Power Co., Inc.	22,400	292,117
Tokio Marine Holdings, Inc. (a)	30,800	1,181,179
Tokyo Electric Power Co. Holdings, Inc. (c)	70,100	303,667
Tokyo Electron Ltd. (a)	8,000	707,072

12	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Japan (continued)
Tokyo Gas Co. Ltd.	124,000	$551,678
Tokyo Tatemono Co. Ltd.	8,000	96,233
Tokyu Corp. (a)	53,000	404,301
Tokyu Fudosan Holdings Corp.	30,800	167,494
TonenGeneral Sekiyu KK	16,000	162,255
Toppan Printing Co. Ltd. (a)	23,000	207,619
Toray Industries, Inc. (a)	62,000	603,849
Toshiba Corp. (c)	208,000	693,347
Toto Ltd. (a)	8,500	321,360
Toyo Seikan Kaisha Ltd. (a)	8,500	150,274
Toyo Suisan Kaisha Ltd. (a)	5,400	229,085
Toyoda Gosei Co. Ltd.	4,300	99,975
Toyota Industries Corp.	6,600	306,349
Toyota Motor Corp.	135,406	7,854,421
Toyota Tsusho Corp. (a)	10,200	237,045
Trend Micro, Inc.	4,200	146,518
Tsuruha Holdings, Inc.	1,800	208,081
Unicharm Corp.	17,500	454,082
United Urban Investment Corp.	132	240,099
USS Co. Ltd.	12,100	204,786
West Japan Railway Co. (a)	8,200	508,681
Yahoo! Japan Corp. (a)	75,400	300,756
Yakult Honsha Co. Ltd. (a)	5,200	235,023
Yamada Denki Co. Ltd.	39,300	194,931
Yamaguchi Financial Group, Inc.	4,000	42,637
Yamaha Corp. (a)	9,600	310,765
Yamaha Motor Co. Ltd. (a)	14,700	296,989
Yamato Holdings Co. Ltd. (a)	17,700	412,580
Yamazaki Baking Co. Ltd.	7,000	172,123
Yaskawa Electric Corp.	8,100	121,151
Yokogawa Electric Corp. (a)	8,400	111,903
Yokohama Rubber Co. Ltd.	5,000	80,036

		146,429,442
Luxembourg — 0.0%
RTL Group SA (c)	3,946	327,813
Malaysia — 0.6%
AirAsia Bhd (a)	60,100	40,613
Alliance Financial Group Bhd	90,800	81,677
AMMB Holdings Bhd	68,900	68,194
Astro Malaysia Holdings Bhd	29,600	19,540
Axiata Group Bhd	165,600	209,036
Berjaya Sports Toto Bhd	118,478	94,828
British American Tobacco Malaysia Bhd	3,100	36,836
CIMB Group Holdings Bhd	239,100	272,868
Dialog Group Bhd	142,134	50,230
DiGi.Com Bhd (a)	169,300	203,872
Felda Global Ventures Holdings Bhd	89,900	50,959
Gamuda Bhd	39,600	46,921
Genting Bhd	78,100	149,917
Genting Malaysia Bhd	106,100	116,804

Common Stocks	Shares	Value
Malaysia (continued)
Genting Plantations Bhd	10,000	$26,599
Hong Leong Bank Bhd	14,040	44,622
Hong Leong Financial Group Bhd	7,000	26,140
IHH Healthcare Bhd	176,500	270,160
IJM Corp. Bhd	126,600	98,276
IOI Corp. Bhd	102,200	110,122
IOI Properties Group Sdn Bhd	23,273	14,013
Kuala Lumpur Kepong Bhd	17,500	101,630
Lafarge Malayan Cement Bhd	17,500	33,515
Malayan Banking Bhd	163,500	296,773
Malaysia Airports Holdings Bhd	11,300	17,870
Maxis Bhd (a)	66,600	99,334
MISC Bhd	27,400	50,023
Petronas Chemicals Group Bhd	126,000	202,611
Petronas Dagangan Bhd	6,100	34,663
Petronas Gas Bhd	52,700	278,875
PPB Group Bhd	12,600	49,359
Public Bank Bhd	156,720	751,104
RHB Bank Bhd	12,900	—
RHB Capital Bhd (a)	16,824	18,930
Sapurakencana Petroleum Bhd (c)	220,700	84,277
Sime Darby Bhd	159,000	294,571
Telekom Malaysia Bhd	55,900	91,747
Tenaga Nasional Bhd	208,700	721,656
UMW Holdings Bhd	10,900	15,410
Westports Holdings Bhd	70,000	74,370
YTL Corp. Bhd	113,160	48,980
YTL Power International Bhd	42,000	16,249

		5,314,174
Malta — 0.0%
Brait SE (a)(c)	18,341	147,517
Mexico — 0.9%
Alfa SAB de CV, Series A	169,400	264,369
America Movil SAB de CV, Series L	1,602,800	915,071
Arca Continental SAB de CV	15,972	95,034
Cemex SAB de CV (c)	741,655	587,518
Coca-Cola Femsa SAB de CV, Series L	24,300	182,534
El Puerto de Liverpool SAB de CV, Series C1	10,900	114,252
Fibra Uno Administracion SA de CV	129,500	236,563
Fomento Economico Mexicano SAB de CV	95,700	882,238
Fresnillo PLC	11,261	264,229
Gentera SAB de CV	37,100	66,777
Gruma SAB de CV	10,000	131,482
Grupo Aeroportuario del Pacifico SAB de CV, Class B	15,800	150,024
Grupo Aeroportuario del Sureste SAB de CV, Class B	10,700	156,871
Grupo Bimbo SAB de CV, Series A	104,600	275,718
Grupo Carso SAB de CV, Series A1	14,900	59,539

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	13

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Mexico (continued)
Grupo Comercial Chedraui SA de CV	41,000	$89,613
Grupo Financiero Banorte SAB de CV, Series O	127,204	667,059
Grupo Financiero Inbursa SAB de CV, Series O	99,700	157,342
Grupo Financiero Santander Mexico SAB de CV, Series B	179,526	315,170
Grupo Lala SAB de CV	9,900	18,856
Grupo Mexico SAB de CV, Series B	130,223	318,208
Grupo Televisa SAB CPO	132,200	679,281
Industrias Penoles SAB de CV	2,850	68,507
Kimberly-Clark de Mexico SAB de C.V., Class A	78,500	177,569
Mexichem SAB de CV	35,730	79,974
OHL Mexico SAB de CV (c)	42,200	55,977
Promotora y Operadora de Infraestructura SAB de CV	9,700	104,080
Wal-Mart de Mexico SAB de CV	281,300	617,736

		7,731,591
Netherlands — 3.5%
Aegon NV	89,219	340,319
AerCap Holdings NV (c)	8,129	312,885
Akzo Nobel NV	10,924	738,898
Altice NV Class A (c)	14,627	261,963
Altice NV Class B (c)	14,792	265,850
ASML Holding NV	17,224	1,887,593
CNH Industrial NV	45,146	323,266
Gemalto NV	4,250	272,294
Heineken Holding NV	5,586	447,526
Heineken NV	11,301	993,371
ING Groep NV	184,628	2,279,345
Koninklijke Ahold NV	63,481	1,445,839
Koninklijke Boskalis Westminster NV	4,734	168,486
Koninklijke DSM NV	9,500	641,586
Koninklijke KPN NV (a)	174,560	579,144
Koninklijke Philips NV	47,377	1,401,863
Koninklijke Vopak NV	2,494	130,803
NN Group NV	20,253	621,775
NXP Semiconductor NV (c)	14,055	1,433,751
OCI NV (c)	3,417	50,360
QIAGEN NV (c)	10,835	298,755
Randstad Holding NV	7,147	324,991
Royal Dutch Shell PLC, Class A	218,976	5,447,660
Royal Dutch Shell PLC, Class B	177,886	4,611,814
Steinhoff International Holdings NV	143,318	820,769
Unilever NV CVA	81,214	3,741,788
Wolters Kluwer NV	16,190	692,141

		30,534,835

Common Stocks	Shares	Value
New Zealand — 0.1%
Auckland International Airport Ltd.	55,568	$297,835
Contact Energy Ltd.	39,025	143,235
Fletcher Building Ltd.	30,613	239,744
Meridian Energy Ltd.	95,908	181,816
Mighty River Power Ltd.	12,773	28,326
Ryman Healthcare Ltd.	13,399	94,055
Spark New Zealand Ltd.	59,399	156,273

		1,141,284
Norway — 0.4%
DNB ASA	51,793	680,910
Gjensidige Forsikring ASA	10,710	200,312
Marine Harvest ASA (c)	18,547	332,697
Norsk Hydro ASA	59,486	257,204
Orkla ASA	51,519	533,492
Statoil ASA	57,162	959,652
Telenor ASA	36,700	631,089
Yara International ASA	9,441	314,602

		3,909,958
Peru — 0.1%
Compania de Minas Buenaventura SA — ADR (c)	4,924	68,148
Credicorp Ltd.	4,101	624,254
Southern Copper Corp.	5,675	149,253

		841,655
Philippines — 0.3%
Aboitiz Equity Ventures, Inc.	86,410	135,316
Aboitiz Power Corp.	29,200	27,548
Alliance Global Group, Inc.	35,800	11,771
Ayala Corp.	13,480	238,835
Ayala Land, Inc.	389,400	316,937
Bank of the Philippine Islands	45,031	97,500
BDO Unibank, Inc.	59,814	135,670
DMCI Holdings, Inc.	170,000	42,403
Energy Development Corp.	642,400	78,426
Globe Telecom, Inc.	845	35,675
GT Capital Holdings, Inc.	2,625	78,238
International Container Terminal Services, Inc.	9,550	15,204
JG Summit Holdings, Inc.	156,443	240,866
Jollibee Foods Corp.	12,070	61,539
Megaworld Corp.	600,000	58,675
Metro Pacific Investments Corp.	1,468,000	215,151
Metropolitan Bank & Trust Co.	12,817	22,586
PLDT, Inc.	6,185	218,764
SM Investments Corp.	9,052	126,062
SM Prime Holdings, Inc.	486,150	283,149
Universal Robina Corp.	34,300	126,231

		2,566,546

14	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Poland — 0.2%
Alior Bank SA (c)	1,352	$16,418
Bank Handlowy w Warszawie SA	502	9,984
Bank Millennium SA (c)	13,346	19,580
Bank Pekao SA	6,396	207,085
Bank Zachodni WBK SA	1,160	94,431
CCC SA	981	45,435
Cyfrowy Polsat SA (c)	8,953	57,378
Enea SA (c)	3,084	6,869
Energa SA	5,000	9,815
Eurocash SA	9,624	107,039
Grupa Azoty SA	1,551	25,003
Grupa Lotos SA (c)	1,964	14,627
KGHM Polska Miedz SA	4,863	94,754
LPP SA	55	56,650
Mbank (c)	573	51,256
Orange Polska SA	32,359	50,751
PGE SA	64,372	171,018
Polski Koncern Naftowy Orlen SA	15,864	269,802
Polskie Gornictwo Naftowe i Gazownictwo SA	93,796	123,954
Powszechna Kasa Oszczednosci Bank Polski SA	50,667	346,108
Powszechny Zaklad Ubezpieczen SA	33,880	216,199
Synthos SA (c)	54,162	61,633
Tauron Polska Energia SA (c)	20,989	14,282

		2,070,071
Portugal — 0.1%
EDP — Energias de Portugal SA	94,763	318,025
Galp Energia SGPS SA	18,382	251,133
Jeronimo Martins SGPS SA	11,973	207,511

		776,669
Qatar — 0.2%
Barwa Real Estate Co.	2,548	23,668
Commercial Bank of Qatar QSC	2,974	31,475
Doha Bank QSC	6,076	62,057
Ezdan Holding Group QSC	43,351	200,163
Industries Qatar QSC	10,894	322,962
Masraf Al Rayan QSC	13,978	136,191
Ooredoo QSC	2,666	70,285
Qatar Electricity & Water Co. QSC	1,002	58,704
Qatar Insurance Co. SAQ	5,007	122,219
Qatar Islamic Bank SAQ	11,231	323,560
Qatar National Bank SAQ	11,988	512,908
Vodafone Qatar QSC (c)	7,760	23,199

		1,887,391
Romania — 0.0%
New Europe Property Investments PLC	11,085	125,613

Common Stocks	Shares	Value
Russia — 0.8%
Alrosa PJSC	57,800	$79,644
Gazprom PJSC	357,230	764,321
Gazprom PJSC — ADR	113,445	478,202
Lukoil PJSC	17,457	849,540
Lukoil PJSC — ADR	5,623	274,194
Magnit PJSC — GDR	18,601	775,301
MegaFon PJSC — GDR	2,296	21,884
MMC Norilsk Nickel PJSC	3,113	484,249
Mobile TeleSystems PJSC — ADR	27,500	209,825
Moscow Exchange MICEX-RTS PJSC	63,850	129,086
Novatek OJSC — GDR	4,662	513,915
Rosneft PJSC	21,260	116,434
Rosneft PJSC — GDR	20,000	109,397
Rostelecom PJSC	42,250	52,982
RusHydro PJSC	6,552,000	81,463
Sberbank of Russia PJSC	205,970	477,677
Sberbank of Russia PJSC — ADR	70,000	657,120
Severstal PJSC	10,830	130,814
Sistema PJSC FC — GDR	2,940	21,815
Surgutneftegas OJSC	301,050	146,706
Surgutneftegas OJSC — ADR	24,155	116,327
Surgutneftegas OJSC, Preference Shares	395,000	182,608
Tatneft PJSC	79,770	408,694
Transneft PJSC, Preference Shares	32	68,849
VTB Bank PJSC	86,510,000	98,425
VTB Bank PJSC — GDR	50,000	111,395

		7,360,867
Singapore — 0.9%
Ascendas Real Estate Investment Trust	200,978	372,107
CapitaLand Commercial Trust Ltd.	80,000	93,563
CapitaLand Ltd.	147,400	347,977
CapitaLand Mall Trust	67,300	107,221
City Developments Ltd.	14,000	93,638
ComfortDelGro Corp. Ltd.	86,000	177,890
DBS Group Holdings Ltd.	88,484	1,004,014
Genting Singapore PLC (a)	233,000	128,760
Global Logistic Properties Ltd. (a)	100,600	138,763
Golden Agri-Resources Ltd.	270,000	70,597
Hutchison Port Holdings Trust	309,000	137,942
Jardine Cycle & Carriage Ltd. (a)	4,444	140,371
Keppel Corp. Ltd.	76,700	305,267
Noble Group Ltd. (c)	262,000	29,522
Oversea-Chinese Banking Corp. Ltd. (a)	154,649	985,602
SembCorp Industries Ltd.	40,000	76,550
SembCorp Marine Ltd. (a)	21,000	20,248
Singapore Airlines Ltd.	28,600	220,954
Singapore Exchange Ltd.	29,000	158,180
Singapore Press Holdings Ltd.	48,376	135,578

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	15

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Singapore (continued)
Singapore Technologies Engineering Ltd.	57,000	$135,581
Singapore Telecommunications Ltd.	409,700	1,198,328
StarHub Ltd.	41,600	105,042
Suntec Real Estate Investment Trust	242,500	305,788
United Overseas Bank Ltd.	65,100	903,184
UOL Group Ltd.	22,000	90,935
Wilmar International Ltd.	108,500	257,599
Yangzijiang Shipbuilding Holdings Ltd.	76,800	42,485

		7,783,686
South Africa — 1.5%
African Bank Investments Ltd. (a)(c)	20,398	15
Anglo American Platinum Ltd. (c)	832	23,407
AngloGold Ashanti Ltd. (c)	19,921	318,384
Aspen Pharmacare Holdings Ltd.	18,439	416,434
Barclays Africa Group Ltd.	20,871	230,429
Bid Corp. Ltd.	15,736	297,431
Bidvest Group Ltd. (a)	15,736	185,544
Capitec Bank Holdings, Ltd. (a)	1,291	60,495
Coronation Fund Managers Ltd.	27,149	139,063
Discovery Holdings Ltd.	20,716	170,768
Exxaro Resources Ltd. (a)	15,325	94,213
FirstRand Ltd.	169,651	587,790
Foschini Group Ltd.	6,728	68,276
Gold Fields Ltd.	38,623	187,223
Growthpoint Properties Ltd. (a)	130,802	242,362
Hyprop Investments, Ltd.	7,562	66,709
Impala Platinum Holdings Ltd. (c)	29,321	148,160
Imperial Holdings Ltd.	3,661	44,703
Investec Ltd.	7,549	46,338
Liberty Holdings Ltd.	1,922	16,333
Life Healthcare Group Holdings Ltd.	20,938	57,925
Massmart Holdings Ltd.	14,916	129,035
MMI Holdings Ltd.	20,454	33,309
Mondi, Ltd.	3,303	69,403
Mr Price Group Ltd.	10,819	119,684
MTN Group Ltd.	80,227	687,773
Naspers Ltd., Class N	22,395	3,875,966
Nedbank Group Ltd.	13,358	217,269
Netcare Ltd.	21,846	53,625
Pick n Pay Stores Ltd. (a)	28,036	140,589
Pioneer Foods Group, Ltd.	6,964	87,879
PSG Group Ltd.	2,684	39,301
Rand Merchant Investment Holdings, Ltd.	15,066	45,399
Redefine Properties Ltd.	238,334	198,859
Remgro Ltd.	24,867	416,120

Common Stocks	Shares	Value
South Africa (continued)
Resilient REIT, Ltd.	17,014	$142,347
RMB Holdings Ltd.	17,898	76,363
Sanlam Ltd.	87,998	410,056
Sappi Ltd. (c)	61,972	320,642
Sasol Ltd. (a)	27,037	738,666
Shoprite Holdings Ltd.	26,136	365,188
Sibanye Gold, Ltd.	36,279	128,986
Spar Group Ltd.	4,305	60,303
Standard Bank Group Ltd.	67,456	693,134
Telkom SA SOC, Ltd.	11,210	49,426
Tiger Brands Ltd.	7,701	213,522
Truworths International Ltd. (a)	20,564	106,578
Tsogo Sun Holdings, Ltd.	25,000	56,982
Vodacom Group Ltd.	23,375	262,632
Woolworths Holdings Ltd. (a)	41,426	233,896

		13,374,934
South Korea — 3.3%
Amorepacific Corp.	2,183	712,460
Amorepacific Group	1,096	165,591
BGF Retail Co., Ltd.	612	107,551
BNK Financial Group, Inc.	6,269	49,075
Celltrion, Inc. (c)	3,421	332,085
Cheil Worldwide, Inc.	4,081	59,557
CJ CheilJedang Corp.	518	171,429
CJ Corp.	848	143,986
CJ Korea Express Co., Ltd. (c)	414	81,151
Coway Co., Ltd.	1,699	147,584
Daelim Industrial Co., Ltd.	1,073	81,255
Daewoo Engineering & Construction Co., Ltd. (c)	19,237	111,952
Daewoo Securities Co., Ltd.	8,184	58,596
DGB Financial Group, Inc.	5,100	41,993
Dongbu Insurance Co., Ltd.	1,160	72,117
Doosan Heavy Industries & Construction Co., Ltd.	776	18,364
E-Mart, Inc.	1,071	153,670
GS Engineering & Construction Corp. (c)	6,155	165,467
GS Holdings Corp.	1,216	59,454
Hana Financial Group, Inc.	14,915	379,719
Hankook Tire Co., Ltd.	4,552	246,110
Hanmi Pharm Co., Ltd.	208	96,647
Hanmi Science Co., Ltd.	709	73,894
Hanon Systems	3,750	42,429
Hanssem Co., Ltd.	731	117,335
Hanwha Chemical Corp.	4,037	89,423
Hanwha Corp.	4,520	144,698
Hanwha Life Insurance Co., Ltd.	7,120	37,336
Hotel Shilla Co., Ltd.	1,174	64,836
Hyosung Corp.	1,140	135,450
Hyundai Department Store Co., Ltd.	314	33,930

16	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
South Korea (continued)
Hyundai Development Co-Engineering & Construction	2,250	$105,470
Hyundai Engineering & Construction Co., Ltd.	3,298	118,686
Hyundai Glovis Co., Ltd.	1,138	187,939
Hyundai Heavy Industries Co., Ltd. (c)	1,622	205,072
Hyundai Marine & Fire Insurance Co., Ltd.	1,200	39,617
Hyundai Mobis Co. Ltd.	3,433	861,533
Hyundai Motor Co.	7,769	960,106
Hyundai Motor Co., Preference Shares	852	77,912
Hyundai Motor Co., Second Preference Shares	1,756	168,794
Hyundai Steel Co.	5,604	260,501
Hyundai Wia Corp.	513	40,580
Industrial Bank of Korea	11,789	128,533
Kakao Corp.	1,108	82,649
Kangwon Land, Inc.	7,491	267,676
KB Financial Group, Inc.	19,467	669,567
KCC Corp.	266	95,857
KEPCO Plant Service & Engineering Co., Ltd.	707	37,233
Kia Motors Corp.	13,276	510,088
Korea Aerospace Industries Ltd.	2,530	176,317
Korea Electric Power Corp.	12,939	633,833
Korea Gas Corp.	753	30,397
Korea Investment Holdings Co., Ltd.	1,486	55,376
Korea Zinc Co., Ltd.	398	174,631
Korean Air Lines Co., Ltd. (c)	3,387	107,858
KT Corp.	1,200	34,819
KT&G Corp.	5,534	630,208
Kumho Petrochemical Co., Ltd.	423	27,075
LG Chem Ltd.	2,381	526,612
LG Chem Ltd., Preference Shares	179	26,853
LG Corp.	5,702	336,963
LG Display Co., Ltd.	13,391	342,342
LG Electronics, Inc.	4,891	213,602
LG Household & Health Care Ltd.	443	385,519
LG Innotek Co., Ltd.	954	68,211
LG Uplus Corp.	5,020	53,687
Lotte Chemical Corp.	865	235,792
Lotte Confectionery Co., Ltd.	750	120,041
Lotte Shopping Co., Ltd.	752	141,606
Mirae Asset Securities Co., Ltd.	6,804	141,978
NAVER Corp.	1,412	1,136,748
NCSoft Corp.	540	145,665
NH Investment & Securities Co., Ltd.	5,312	48,540
OCI Co., Ltd. (c)	1,017	87,073
Orion Corp.	138	104,003

Common Stocks	Shares	Value
South Korea (continued)
Paradise Co., Ltd.	5,601	$81,306
POSCO	3,514	728,343
Posco Daewoo Corp.	1,160	26,075
S-1 Corp.	442	40,835
S-Oil Corp.	3,144	233,617
Samsung C&T Corp.	4,015	545,721
Samsung Card Co., Ltd.	1,210	55,275
Samsung Electro-Mechanics Co., Ltd.	2,177	97,184
Samsung Electronics Co. Ltd.	5,021	7,314,402
Samsung Fire & Marine Insurance Co., Ltd.	1,790	455,916
Samsung Heavy Industries Co. Ltd. (c)	4,858	41,655
Samsung Life Insurance Co., Ltd.	3,994	383,565
Samsung SDI Co. Ltd.	2,189	192,274
Samsung SDS Co., Ltd.	1,671	235,089
Samsung Securities Co., Ltd.	2,400	76,030
Shinhan Financial Group Co. Ltd.	21,504	787,576
Shinsegae Co., Ltd.	670	110,839
SK Holdings Co., Ltd.	2,047	396,134
SK Hynix, Inc.	31,729	1,164,769
SK Innovation Co., Ltd.	3,761	557,256
SK Networks Co., Ltd.	14,759	90,243
SK Telecom Co. Ltd.	557	114,208
Woori Bank	13,531	140,643
Yuhan Corp.	122	30,851

		28,898,512
Spain — 2.1%
Abertis Infraestructuras SA	32,499	506,316
ACS Actividades de Construccion y Servicios SA	11,772	355,854
Aena SA (d)	3,841	566,969
Amadeus IT Holding SA, Class A	23,234	1,159,676
Banco Bilbao Vizcaya Argentaria SA	314,792	1,904,667
Banco de Sabadell SA (a)	292,491	374,719
Banco Popular Espanol SA (a)	177,710	219,945
Banco Santander SA	691,096	3,065,939
Bankia SA (a)	308,381	253,049
Bankinter SA	38,876	276,605
CaixaBank SA (a)	189,198	478,105
Distribuidora Internacional de Alimentacion SA (a)	38,924	241,035
Enagas SA	3,839	115,486
Endesa SA	13,298	285,105
Ferrovial SA	25,659	546,351
Gas Natural SDG SA	17,935	368,708
Grifols SA (a)	15,322	330,269
Iberdrola SA	268,830	1,827,883
Industria de Diseno Textil SA	50,755	1,881,887

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	17

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Spain (continued)
International Consolidated Airlines Group SA	47,602	$246,985
Mapfre SA	66,978	187,392
Red Electrica Corp. SA (a)	8,296	178,999
Repsol SA (a)	58,933	800,559
Telefonica SA	216,147	2,185,903
Zardoya Otis SA (a)	4,660	44,838

		18,403,244
Sweden — 2.0%
Alfa Laval AB	18,245	286,043
Assa Abloy AB, Class B	50,271	1,020,886
Atlas Copco AB, A Shares	33,572	1,010,669
Atlas Copco AB, B Shares	19,981	545,980
Boliden AB	11,878	279,188
Electrolux AB, Class B	12,094	302,916
Getinge AB, Class B	11,241	217,918
Hennes & Mauritz AB, Class B	46,055	1,299,930
Hexagon AB, Class B	10,638	464,578
Husqvarna AB, Class B	17,215	150,245
ICA Gruppen AB	3,148	103,989
Industrivarden AB, Class C	8,883	164,416
Investor AB, Class B	22,400	819,049
Kinnevik AB	12,764	325,529
Lundin Petroleum AB (c)	9,142	167,335
Millicom International Cellular SA (a)	3,166	164,035
Nordea Bank AB	140,568	1,395,907
Sandvik AB	58,636	645,213
Securitas AB, Class B	18,887	316,301
Skandinaviska Enskilda Banken AB, Class A	69,523	698,805
Skanska AB, Class B	14,682	343,011
SKF AB, Class B	18,910	326,563
Svenska Cellulosa AB, B Shares	30,011	890,753
Svenska Handelsbanken AB, Class A	70,525	969,440
Swedbank AB, Class A	41,559	976,495
Swedish Match AB	11,349	416,414
Tele2 AB, Class B	12,243	105,682
Telefonaktiebolaget LM Ericsson, Class B	154,231	1,113,591
TeliaSonera AB	135,866	608,555
Volvo AB, Class B	97,775	1,116,382

		17,245,818
Switzerland — 6.5%
ABB Ltd., Registered Shares (c)	92,259	2,079,329
Actelion Ltd., Registered Shares (c)	5,351	928,580
Adecco SA, Registered Shares	9,034	509,207
Aryzta AG (a)(c)	3,776	167,963
Baloise Holding AG, Registered Shares	2,811	340,361

Common Stocks	Shares	Value
Switzerland (continued)
Barry Callebaut AG, Registered Shares (c)	143	$190,313
Cie Financiere Richemont SA, Registered Shares	24,832	1,514,444
Coca-Cola HBC AG (c)	17,206	399,722
Credit Suisse Group AG, Registered Shares (a)(c)	90,687	1,191,865
Dufry AG (a)(c)	2,230	279,577
EMS-Chemie Holding AG, Registered Shares	450	241,878
Galenica AG	195	207,367
Geberit AG, Registered Shares	1,665	729,836
Givaudan SA, Registered Shares	474	966,353
Glencore PLC (c)	617,224	1,690,065
Julius Baer Group Ltd. (c)	9,335	380,513
Kuehne & Nagel International AG, Registered Shares	2,735	397,467
LafargeHolcim Ltd. (c)	23,444	1,269,846
Lindt & Spruengli AG (a)	47	271,809
Lindt & Spruengli AG, Registered Shares	6	409,501
Lonza Group AG, Registered Shares (c)	3,015	577,067
Nestle SA, Registered Shares	157,342	12,424,364
Novartis AG, Registered Shares	109,539	8,644,850
Pargesa Holding SA, Bearer Shares	4,151	284,406
Partners Group Holding AG	939	474,416
Roche Holding AG	34,642	8,608,482
Schindler Holding AG, Participation Certificates	1,841	345,708
Schindler Holding AG, Registered Shares	1,042	197,363
SGS SA, Registered Shares	282	631,898
Sika AG, Bearer Shares	114	555,419
Sonova Holding AG, Registered Shares	2,902	411,492
STMicroelectronics NV	37,953	310,184
Swatch Group AG, Bearer Shares (a)	1,687	478,243
Swatch Group AG, Registered Shares	1,971	109,744
Swiss Life Holding AG, Registered Shares (a)(c)	1,676	434,625
Swiss Prime Site AG, Registered Shares (c)	2,212	194,257
Swiss Re AG	16,763	1,514,007
Swisscom AG, Registered Shares	1,123	534,177
Syngenta AG, Registered Shares	4,489	1,965,924
UBS Group AG, Registered Shares	177,957	2,430,974
Zurich Insurance Group AG (c)	7,146	1,842,910

		57,136,506

18	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Taiwan — 2.8%
Acer, Inc. (c)	69,504	$32,416
Advanced Semiconductor Engineering, Inc.	371,097	445,673
Advantech Co. Ltd.	8,795	75,700
Asia Cement Corp.	57,233	50,133
Asia Pacific Telecom Co. Ltd. (c)	33,000	10,995
Asustek Computer, Inc.	38,220	341,645
AU Optronics Corp.	320,000	117,473
Casetek Holdings Ltd.	6,000	21,967
Catcher Technology Co. Ltd.	36,000	294,571
Cathay Financial Holding Co. Ltd.	455,935	586,226
Chailease Holding Co. Ltd.	23,795	42,378
Chang Hwa Commercial Bank Ltd.	139,701	71,720
Cheng Shin Rubber Industry Co. Ltd.	71,436	150,699
Chicony Electronics Co. Ltd.	15,700	39,820
China Airlines Ltd.	103,687	30,976
China Development Financial Holding Corp.	577,765	148,009
China Life Insurance Co. Ltd.	128,856	118,373
China Steel Corp.	540,638	382,172
Chunghwa Telecom Co. Ltd.	212,000	747,669
Compal Electronics, Inc.	192,000	118,876
CTBC Financial Holding Co. Ltd.	691,298	402,958
Delta Electronics, Inc.	87,000	466,026
E.Sun Financial Holding Co. Ltd.	395,380	225,933
Eclat Textile Co. Ltd.	7,160	85,786
Eva Airways Corp.	71,073	32,478
Evergreen Marine Corp. Taiwan Ltd. (c)	83,830	32,455
Far Eastern New Century Corp.	210,607	158,008
Far EasTone Telecommunications Co. Ltd.	95,000	224,621
Feng TAY Enterprise Co. Ltd.	16,150	71,862
First Financial Holding Co. Ltd.	465,604	247,960
Formosa Chemicals & Fibre Corp.	181,360	489,369
Formosa Petrochemical Corp.	74,000	223,090
Formosa Plastics Corp.	185,040	460,801
Formosa Taffeta Co. Ltd.	31,000	29,460
Foxconn Technology Co. Ltd.	43,007	126,812
Fubon Financial Holding Co. Ltd.	334,952	497,707
Giant Manufacturing Co. Ltd.	10,000	70,722
Hermes Microvision, Inc.	1,000	43,551
Highwealth Construction Corp.	62,400	96,700
Hiwin Technologies Corp.	11,088	58,204
Hon Hai Precision Industry Co. Ltd.	797,000	2,016,937
Hotai Motor Co. Ltd.	8,000	93,959
HTC Corp. (c)	27,050	75,660
Hua Nan Financial Holdings Co. Ltd.	376,928	193,432
Innolux Corp.	658,494	223,798
Inotera Memories, Inc. (c)	93,000	82,082
Inventec Co. Ltd.	218,470	179,347

Common Stocks	Shares	Value
Taiwan (continued)
Largan Precision Co. Ltd.	5,000	$609,382
Lite-On Technology Corp.	99,816	144,307
MediaTek, Inc.	75,255	577,801
Mega Financial Holding Co. Ltd.	510,110	359,835
Merida Industry Co. Ltd.	8,150	38,615
Nan Ya Plastics Corp.	251,790	500,086
Novatek Microelectronics Corp.	23,000	81,494
Pegatron Corp.	105,000	271,740
Phison Electronics Corp.	15,000	114,557
Pou Chen Corp.	92,000	129,993
Powertech Technology, Inc.	70,100	182,184
President Chain Store Corp.	37,000	294,700
Quanta Computer, Inc.	138,000	289,206
Realtek Semiconductor Corp.	53,240	175,713
Ruentex Development Co. Ltd. (c)	47,757	58,263
Ruentex Industries Ltd.	17,521	28,287
Shin Kong Financial Holding Co. Ltd. (c)	292,832	64,604
Siliconware Precision Industries Co.	206,848	310,688
Simplo Technology Co. Ltd.	11,600	38,313
SinoPac Financial Holdings Co. Ltd.	518,842	153,602
Standard Foods Corp.	7,060	18,142
Synnex Technology International Corp.	31,500	34,958
Taishin Financial Holding Co. Ltd.	321,063	119,795
Taiwan Business Bank	254,176	64,765
Taiwan Cement Corp.	105,000	119,762
Taiwan Cooperative Financial Holding Co. Ltd.	417,121	184,687
Taiwan Fertilizer Co. Ltd.	12,000	16,112
Taiwan Mobile Co. Ltd.	98,800	355,236
Taiwan Semiconductor Manufacturing Co. Ltd.	1,199,000	7,047,891
Teco Electric and Machinery Co. Ltd.	39,000	33,737
Transcend Information, Inc.	29,000	84,796
Uni-President Enterprises Corp.	251,950	474,046
United Microelectronics Corp.	488,000	180,202
Vanguard International Semiconductor Corp.	144,000	270,540
Wistron Corp.	125,642	93,711
WPG Holdings Ltd.	216,270	256,588
Yuanta Financial Holding Co. Ltd.	319,260	114,507
Yulon Motor Co. Ltd.	14,000	12,352
Zhen Ding Technology Holding Ltd.	14,710	32,484

		24,674,890
Thailand — 0.5%
Advanced Info Service PCL — NVDR	52,400	242,826
Airports of Thailand PCL — NVDR	26,500	305,623
Bangkok Bank PCL — NVDR	22,400	105,450

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	19

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Thailand (continued)
Bangkok Bank PCL, Foreign Registered Shares	30,500	$143,609
Bangkok Dusit Medical Services PCL — NVDR	276,700	174,415
Banpu PCL — NVDR (a)	29,500	13,404
BEC World PCL — NVDR (a)	16,900	10,757
BTS Group Holdings PCL — NVDR (a)	152,700	38,212
Bumrungrad Hospital PCL — NVDR	22,400	113,056
Central Pattana PCL — NVDR	27,100	45,754
Charoen Pokphand Foods PCL — NVDR	323,700	297,557
CP ALL PCL — NVDR	280,500	498,898
Delta Electronics Thailand PCL — NVDR	20,000	45,864
Energy Absolute PCL — NVDR (a)	45,000	33,551
Glow Energy PCL — NVDR	7,600	17,551
Home Product Center PCL — NVDR	82,832	23,974
Indorama Ventures PCL — NVDR	39,200	32,103
IRPC PCL — NVDR	492,400	69,554
Kasikornbank PCL — NVDR	36,500	198,185
Kasikornbank PCL, Foreign Registered Shares	48,700	264,311
Krung Thai Bank PCL — NVDR	143,775	73,287
Minor International PCL — NVDR	146,680	165,678
PTT Exploration & Production PCL — NVDR	76,522	180,010
PTT Global Chemical PCL — NVDR	52,168	88,915
PTT PCL — NVDR	53,000	521,565
Siam Cement PCL — NVDR	5,700	85,113
Siam Cement PCL, Foreign Registered Shares	19,200	287,722
Siam Commercial Bank PCL — NVDR	82,400	353,622
Thai Oil PCL — NVDR (a)	17,800	35,293
Thai Union Group PCL — NVDR	14,800	9,163
TMB Bank PCL — NVDR	271,500	16,656
True Corp. PCL — NVDR	355,740	71,637

		4,563,315
Turkey — 0.3%
Akbank TAS	156,050	418,047
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,889	23,541
Arcelik AS	3,960	27,870
BIM Birlesik Magazalar AS	8,104	135,182
Coca-Cola Icecek AS	4,750	57,806
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	92,969	94,238
Eregli Demir ve Celik Fabrikalari TAS	51,754	71,223
Ford Otomotiv Sanayi	2,700	28,467
Haci Omer Sabanci Holding AS	32,457	100,411
KOC Holding AS	17,992	77,300

Common Stocks	Shares	Value
Turkey (continued)
Petkim Petrokimya Holding	56,271	$85,304
TAV Havalimanlari Holding AS	2,171	8,949
Tofas Turk Otomobil Fabrikasi AS	4,704	34,300
Tupras Turkiye Petrol Rafinerileri AS	5,076	96,121
Turk Hava Yollari (a)(c)	26,638	45,625
Turk Telekomunikasyon AS	10,009	18,914
Turkcell Iletisim Hizmetleri AS (c)	33,444	108,137
Turkiye Garanti Bankasi AS	133,513	353,785
Turkiye Halk Bankasi	58,372	177,392
Turkiye Is Bankasi, Class C	88,347	139,852
Turkiye Sise ve Cam Fabrikalari AS	42,918	45,483
Turkiye Vakiflar Bankasi Tao, Class D (a)	29,827	45,628
Ulker Biskuvi Sanayi	3,956	28,196
Yapi ve Kredi Bankasi (c)	65,139	79,636

		2,301,407
United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	80,031	140,342
Aldar Properties PJSC	61,586	44,714
Arabtec Holding Co. (c)	77,075	30,781
DP World Ltd.	10,522	199,172
Dubai Financial Market	39,225	13,956
Dubai Islamic Bank PJSC	36,085	53,161
Emaar Malls Group PJSC	81,000	59,843
Emaar Properties PJSC	172,958	333,344
Emirates Telecommunications Group Co. PJSC	78,250	425,862
First Gulf Bank PJSC	112,849	361,913
Mediclinic International PLC	17,716	212,443
National Bank of Abu Dhabi PJSC	28,159	70,282

		1,945,813
United Kingdom — 11.3%
3i Group PLC	35,640	300,495
Aberdeen Asset Management PLC	47,482	200,414
Admiral Group PLC	11,495	305,089
Aggreko PLC	10,191	125,640
Anglo American PLC (c)	71,409	890,527
Antofagasta PLC	26,475	179,339
Ashtead Group PLC	25,797	423,956
Associated British Foods PLC	18,131	610,920
AstraZeneca PLC	63,427	4,107,015
Aviva PLC	185,272	1,057,175
Babcock International Group PLC	15,027	201,181
BAE Systems PLC	153,801	1,044,810
Barclays PLC	793,307	1,719,905
Barratt Developments PLC	48,277	309,071
BHP Billiton PLC	107,556	1,617,486
BP PLC	926,256	5,398,900
British American Tobacco PLC	91,499	5,835,441
British Land Co. PLC	45,237	370,533

20	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
United Kingdom (continued)
BT Group PLC	437,798	$2,202,701
Bunzl PLC	19,227	566,973
Burberry Group PLC	21,472	383,152
Capita PLC	33,043	286,242
Carnival PLC	9,212	449,447
Centrica PLC	257,380	761,011
Cobham PLC	98,005	213,210
Coca-Cola European Partners PLC	10,327	411,223
Compass Group PLC	80,904	1,566,839
Croda International PLC	7,020	316,772
Diageo PLC	128,496	3,680,583
Direct Line Insurance Group PLC	65,820	310,916
Dixons Carphone PLC	53,496	255,521
easyJet PLC	8,921	116,321
Fiat Chrysler Automobiles NV	45,604	289,868
G4S PLC	93,084	274,479
GKN PLC	101,475	421,072
GlaxoSmithKline PLC	236,604	5,039,316
Hammerson PLC	42,497	323,434
Hargreaves Lansdown PLC	11,100	182,775
HSBC Holdings PLC	970,491	7,294,951
ICAP PLC	22,617	136,206
IMI PLC	17,672	245,944
Imperial Brands PLC	46,369	2,386,641
Inmarsat PLC	25,312	230,751
InterContinental Hotels Group PLC	9,130	376,293
Intertek Group PLC	7,802	352,212
Intu Properties PLC	39,383	150,991
Investec PLC	59,882	365,026
ITV PLC	194,650	472,167
J. Sainsbury PLC (a)	57,848	184,249
Johnson Matthey PLC	10,060	429,102
Kingfisher PLC	117,839	574,944
Land Securities Group PLC	41,762	572,295
Legal & General Group PLC	267,915	759,277
Lloyds Banking Group PLC	3,280,555	2,317,759
London Stock Exchange Group PLC	15,659	567,442
Marks & Spencer Group PLC	87,368	374,819
Meggitt PLC	42,920	250,511
Merlin Entertainments PLC (d)	43,755	249,085
Mondi PLC	18,175	381,856
National Grid PLC	178,343	2,518,705
Next PLC	7,051	436,450
Old Mutual PLC	250,936	657,761
Pearson PLC	43,957	429,708
Persimmon PLC	15,176	356,827
Petrofac Ltd.	14,308	165,609
Provident Financial PLC	7,347	288,482
Prudential PLC	130,415	2,311,821
Randgold Resources Ltd.	5,702	571,477
Reckitt Benckiser Group PLC	30,707	2,890,905
RELX NV (a)	49,245	880,834
RELX PLC	54,420	1,031,993

Common Stocks	Shares	Value
United Kingdom (continued)
Rio Tinto PLC	60,525	$2,011,620
Rolls-Royce Holdings PLC (c)	94,268	879,491
Royal Bank of Scotland Group PLC (c)	158,796	367,623
Royal Mail PLC	43,082	273,382
RSA Insurance Group PLC	54,630	385,829
SABMiller PLC	46,243	2,693,629
Sage Group PLC	57,581	550,166
Schroders PLC	7,414	258,906
Segro PLC	45,868	269,478
Severn Trent PLC	12,513	406,020
Sky PLC	49,764	576,770
Smith & Nephew PLC	44,736	721,519
Smiths Group PLC	22,769	432,210
SSE PLC	45,484	923,584
St. James’s Place PLC	26,679	327,486
Standard Chartered PLC (c)	158,628	1,290,876
Standard Life PLC	93,066	414,596
Tate & Lyle PLC	18,661	181,137
Taylor Wimpey PLC	149,204	297,599
Tesco PLC (c)	414,229	981,081
Travis Perkins PLC	13,060	260,491
Unilever PLC	62,206	2,943,593
United Utilities Group PLC	37,850	491,624
Vodafone Group PLC	1,280,165	3,671,414
Weir Group PLC	13,734	302,494
Whitbread PLC	9,265	470,220
William Hill PLC	49,735	196,205
WM Morrison Supermarkets PLC (a)	110,313	311,485
Wolseley PLC	11,616	653,312
Worldpay Group PLC (d)	88,773	340,376
WPP PLC	63,087	1,482,899

		99,329,960
Total Common Stocks — 98.4%		868,394,823

Preferred Stocks
Germany — 0.3%
Henkel AG & Co. KGaA Preference Shares	8,131	1,106,636
Volkswagen AG, Preference Shares (a)	10,129	1,334,316

		2,440,952
South Korea — 0.1%
Samsung Electronics Co. Ltd., Preference Shares	842	989,182
Total Preferred Stocks — 0.4%		3,430,134

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	21

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Rights	Shares	Value
Republic of Korea — 0.0%
Samsung Heavy Industries Co. Ltd. (Expires 11/8/16) (c)	3,016	$6,025
Thailand — 0.0%
Banpu PCL (Expires 09/30/16) (c)	1,273	—
Total Rights — 0.0%		6,025
Total Long-Term Investments (Cost — $867,810,200) — 98.8%		871,830,982

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares 0.49% (e)(f)(g)	74,349,053	74,349,053

Short-Term Securities	Shares	Value
Short-Term Securities (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares 0.36% (e)(g)	2,657,849	$2,657,849
Total Short-Term Securities (Cost — $77,006,902) — 8.7%		77,006,902
Total Investments (Cost — $944,817,102*) — 107.5%		948,837,884
Liabilities in Excess of Other Assets — (7.5)%		(66,464,645)

Net Assets — 100.0%		$882,373,239

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$948,389,369

Gross unrealized appreciation	$90,594,632
Gross unrealized depreciation	(90,146,117)

Net unrealized appreciation	$448,515

Notes to Schedule of Investments

(a)	Security, or a portion of security, is on loan.

(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Non-income producing security.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

(f)	All or a portion of security was purchased with the cash collateral from loaned securities.

Affiliate	Shares Held at December 31, 2015	Net Activity	Shares Held at September 30, 2016	Value at September 30, 2016	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	25,023,891	49,325,162	74,349,053	$74,349,053	$266,673	[1]
BlackRock Cash Funds: Prime, SL Agency Shares	16,634,043	(16,634,043)	—	—	61,383	[1]
BlackRock Cash Funds: Treasury, SL Agency Shares	—	2,657,849	2,657,849	2,657,849	1,446
Total				$77,006,902	$329,502

[1]    Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(g)	Current yield as of period end.

22	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
77	E-Mini MSCI EAFE Index	December 2016	$6,570,795	$(11,016)
34	MSCI Emerging Markets Mini Index	December 2016	$1,551,250	(19,190)
24	S&P/TSX 60 Index	December 2016	$782,225	1,101
Total				$(29,105)

Portfolio Abbreviations

ADR	American Depositary Receipts
CVA	Certificaten Van Aandelen (Dutch Certificate)
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NVDR	Non-voting Depository Receipts
OJSC	Open Joint Stock Company
PCL	Public Company Limited
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
S&P	Standard and Poor’s

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	23

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$44,593,600	—	$44,593,600
Austria	—	1,161,146	—	1,161,146
Belgium	—	8,243,756	—	8,243,756
Brazil	$14,955,592	—	—	14,955,592
Canada	58,355,823	—	—	58,355,823
Chile	2,254,764	—	—	2,254,764
China	12,133,507	33,342,686	—	45,476,193
Colombia	910,967	—	—	910,967
Czech Republic	—	271,183	—	271,183
Denmark	—	10,812,701	—	10,812,701
Finland	—	5,910,328	—	5,910,328
France	—	59,152,232	—	59,152,232
Germany	—	52,060,509	—	52,060,509
Greece	—	546,923	—	546,923
Hong Kong	940,627	29,807,569	—	30,748,196
Hungary	—	653,525	—	653,525
India	3,434,252	13,875,571	—	17,309,823
Indonesia	—	5,364,545	—	5,364,545

24	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

	Level 1	Level 2	Level 3	Total
Assets (concluded):
Investments (concluded):
Common Stocks (concluded):
Ireland	$673,375	$6,815,540	—	$7,488,915
Israel	1,001,558	3,330,833	—	4,332,391
Italy	—	10,968,200	—	10,968,200
Japan	—	146,429,442	—	146,429,442
Luxembourg	—	327,813	—	327,813
Malaysia	2,671,117	2,643,057	—	5,314,174
Malta	—	147,517	—	147,517
Mexico	7,467,362	264,229	—	7,731,591
Netherlands	4,025,981	26,508,854	—	30,534,835
New Zealand	—	1,141,284	—	1,141,284
Norway	—	3,909,958	—	3,909,958
Peru	841,655	—	—	841,655
Philippines	97,500	2,469,046	—	2,566,546
Poland	19,580	2,050,491	—	2,070,071
Portugal	—	776,669	—	776,669
Qatar	122,219	1,765,172	—	1,887,391
Romania	125,613	—	—	125,613
Russia	231,640	7,129,227	—	7,360,867
Singapore	—	7,783,686	—	7,783,686
South Africa	526,313	12,848,606	$15	13,374,934
South Korea	—	28,898,512	—	28,898,512
Spain	—	18,403,244	—	18,403,244
Sweden	—	17,245,818	—	17,245,818
Switzerland	409,501	56,727,005	—	57,136,506
Taiwan	—	24,674,890	—	24,674,890
Thailand	—	4,563,315	—	4,563,315
Turkey	—	2,301,407	—	2,301,407
United Arab Emirates	—	1,945,813	—	1,945,813
United Kingdom	—	99,329,960	—	99,329,960
Preferred Stocks	—	3,430,134	—	3,430,134
Rights	—	6,025	—	6,025
Short-Term Securities	77,006,902	—	—	77,006,902

Total	$188,205,848	$760,632,021	$15	$948,837,884

Derivative Financial Instruments[1]
Assets:
Equity contracts	$1,101	—	—	$1,101
Liabilities:
Equity contracts	(30,206)	—	—	(30,206)

Total	$(29,105)	—	—	$(29,105)

[1] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	25

Schedule of Investments (concluded)	BlackRock Total International ex U.S. Index Master Portfolio

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$5,174,548	—	—	$5,174,548
Cash pledged for futures contracts	461,620	—	—	461,620
Liabilities:
Bank overdraft	—	$(699,368)	—	(699,368)
Collateral on securities loaned at value	—	(74,349,053)	—	(74,349,053)

Total	$5,636,168	$(75,048,421)	—	$(69,412,253)

During the period ended September 30, 2016, there were no transfers between levels.

26	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments September 30, 2016 (Unaudited)	Treasury Money Market Master Portfolio (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)		Value
U.S. Treasury Bills (a):
0.25%, 10/13/16	$225		$224,982
0.25%, 10/13/16	—	(b)	100
0.13%, 10/20/16	100,000		99,993,139
0.40%, 1/12/17	35,000		34,960,946
0.45%, 2/16/17	100,000		99,829,417
0.46%, 2/23/17	355,000		354,358,375
0.50%, 3/02/17	124,000		123,748,693
0.49%, 3/09/17	61,000		60,870,680
0.55%, 3/16/17	82,900		82,693,579
0.50%, 3/23/17	95,225		94,998,484
0.62%, 4/27/17	67,500		67,264,050
0.56%, 6/22/17	23,075		22,981,085
U.S. Treasury Notes:
3.13%, 10/31/16	298,000		298,661,961
0.88%, 12/31/16	30,130		30,148,333
0.75%, 1/15/17	47,450		47,494,834
0.50%, 1/31/17	9,000		9,001,598
3.00%, 2/28/17	15,795		15,958,360
0.75%, 3/15/17	27,855		27,891,356
1.00%, 3/31/17	30,000		30,077,864
0.32%, 4/30/17 (c)	8,291		8,290,466
4.50%, 5/15/17	27,795		28,458,832
0.63%, 5/31/17	10,380		10,375,080
0.63% - 2.50%, 6/30/17	57,765		57,925,224
0.88%, 7/15/17	40,255		40,363,984
0.50%, 7/31/17	65,955		65,937,852
0.63%, 8/31/17	25,520		25,514,662
0.42%, 10/31/17 (c)	59,036		59,073,449
0.52%, 1/31/18 (c)	158,320		158,398,637
0.44%, 4/30/18 (c)	234,030		234,057,476
0.42%, 7/31/18 (c)	52,020		52,016,444
Total U.S. Treasury Obligations — 36.6%			2,241,569,942

Repurchase Agreements
Bank of Montreal, 0.40%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $15,000,500, collateralized by various U.S. Treasury Obligations, 0.38% to 2.63%, due 5/31/17 to 2/15/45, original par and fair values of $14,984,400 and $15,300,002, respectively)	15,000		15,000,000
Total Value of Bank of Montreal (collateral value of $15,300,002)			15,000,000

Repurchase Agreements	Par (000)	Value
Bank of Nova Scotia, 0.45%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $150,005,625, collateralized by various U.S. Treasury Obligations, 0.38% to 7.50%, due 11/15/16 to 11/15/43, original par and fair values of $149,945,200 and $153,005,791, respectively)	$150,000	$150,000,000
Total Value of Bank of Nova Scotia (collateral value of $153,005,791)		150,000,000
BNP Paribas Securities Corp., 0.46%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $1,305,050,025, collateralized by various U.S. Treasury Obligations, 0.00% to 3.88%, due 1/12/17 to 5/15/42, original par and fair values of $1,131,726,575 and $1,331,100,000, respectively)	1,305,000	1,305,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $1,331,100,000)		1,305,000,000
Citigroup Global Markets, Inc., 0.50%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $125,005,208, collateralized by various U.S. Treasury Obligations, 0.50% to 2.88%, due 7/31/17 to 2/15/45, original par and fair values of $125,141,635 and $127,500,008, respectively) (d)	125,000	125,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $127,500,008)		125,000,000
Credit Agricole Corp., 0.44%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $360,013,200, collateralized by various U.S. Treasury Obligations, 0.75% to 2.25%, due 3/31/18 to 5/15/26, original par and fair values of $361,852,440 and $367,200,039, respectively)	360,000	360,000,000
Total Value of Credit Agricole Corp. (collateral value of $367,200,039)		360,000,000

TREASURY MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	Treasury Money Market Master Portfolio

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA), Inc., 0.45%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $300,011,250, collateralized by various U.S. Treasury Obligations, 0.38% to 9.13%, due 10/15/16 to 5/15/46, original par and fair values of $287,817,755 and $306,004,559, respectively)	$300,000	$300,000,000
HSBC Securities (USA), Inc., 0.38%, 10/04/16 (Purchased on 9/27/16 to be repurchased at $63,004,655, collateralized by various U.S. Treasury Obligations, 0.75% to 2.00%, due 5/31/18 to 2/15/23, original par and fair values of $62,615,300 and $64,261,286, respectively)	63,000	63,000,000
HSBC Securities (USA), Inc., 0.42%, 10/07/16 (Purchased on 9/30/16 to be repurchased at $107,008,738, collateralized by various U.S. Treasury Obligations, 0.50% to 8.13%, due 4/30/17 to 12/31/22, original par and fair values of $101,023,109 and $109,143,116, respectively)	107,000	107,000,000
HSBC Securities (USA), Inc., 0.45%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $200,007,500, collateralized by various U.S. Treasury Obligations, 0.50% to 4.63%, due 4/30/17 to 2/15/40, original par and fair values of $190,651,954 and $204,001,436, respectively) (c)	200,000	200,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $683,410,397)		670,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.48%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $10,000,400, collateralized by a U.S. Treasury Obligation, 0.13%, due 4/15/17, original par and fair values of $9,600,500 and $10,200,082, respectively)	10,000	10,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $10,200,082)		10,000,000

Repurchase Agreements	Par (000)	Value
Mitsubishi UFJ Securities USA, Inc., 0.40%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $830,027,667, collateralized by various U.S. Treasury Obligations, 0.00% to 6.13%, due 10/06/16 to 5/15/45, original par and fair values of $876,869,200 and $846,600,002, respectively)	$830,000	$830,000,000
Total Value of Mitsubishi UFJ Securities USA, Inc. (collateral value of $846,600,002)		830,000,000
Morgan Stanley & Co. LLC, 0.27%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $15,000,338, collateralized by various U.S. Treasury Obligations, 0.00% to 3.63%, due 10/13/16 to 2/28/21, original par and fair values of $14,108,400 and $15,300,001, respectively)	15,000	15,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $15,300,001)		15,000,000
RBC Capital Markets LLC, 0.47%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $21,000,823, collateralized by various U.S. Treasury Obligations, 0.00% to 7.13%, due 1/15/18 to 8/15/43, original par and fair values of $25,960,985 and $21,420,060, respectively)	21,000	21,000,000
Total Value of RBC Capital Markets LLC (collateral value of $21,420,060)		21,000,000
SG Americas Securities LLC, 0.47%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $25,000,979, collateralized by various U.S. Treasury Obligations, 0.00% to 7.50%, due 11/15/16 to 8/15/44, original par and fair values of $25,127,377 and $25,500,059, respectively)	25,000	25,000,000
Total Value of SG Americas Securities LLC (collateral value of $25,500,059)		25,000,000

2	TREASURY MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	Treasury Money Market Master Portfolio

Repurchase Agreements	Par (000)	Value
TD Securities (USA) LLC, 0.50%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $346,014,417, collateralized by various U.S. Treasury Obligations, 0.00% to 2.88%, due 1/5/17 to 8/15/46, original par and fair values of $337,470,900 and $352,920,004, respectively)	$346,000	$346,000,000
Total Value of TD Securities (USA) LLC (collateral value of $352,920,004)		346,000,000
Total Repurchase Agreements — 63.3%		3,872,000,000
Total Investments (Cost — $6,113,569,942*) — 99.9%		6,113,569,942
Other Assets Less Liabilities — 0.1%		6,790,769

Net Assets — 100.0%		$6,120,360,711

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(b)	Amount is less than $500.

(c)	Variable rate security. Rate as of period end.

(d)	Traded in a joint account.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

TREASURY MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2016	3

Schedule of Investments (concluded)	Treasury Money Market Master Portfolio

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$6,113,569,942	—	$6,113,569,942
[1] See above Schedule of Investments for values in each security type.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $1,770,817 is categorized as Level 1 within the disclosure hierarchy.

During the period ended September 30, 2016, there were no transfers between levels.

4	TREASURY MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments September 30, 2016 (Unaudited)	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
BMW Vehicle Owner Trust, Series 2014-A, Class A4, 1.50%, 2/25/21	$200	$201,107
Citibank Credit Card Issuance Trust, Series 2008-A1, Class A1, 5.35%, 2/07/20	170	179,675
GE Capital Credit Card Master Note Trust, Series 2013-1, Class A, 1.35%, 3/15/21	750	750,865
Honda Auto Receivables Owner Trust, Series 2015-3, Class A4, 1.56%, 10/18/21	2,000	2,014,714
Hyundai Auto Receivables Trust, Series 2015-B, Class A3, 1.12%, 11/15/19	1,000	1,000,841
Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.37%, 3/15/23	3,000	3,081,804
Toyota Auto Receivables Owner Trust, Series 2014-C, Class A4, 1.44%, 4/15/20	200	200,801
Total Asset-Backed Securities — 0.3%		7,429,807

Corporate Bonds
Aerospace & Defense — 0.5%
Boeing Co.:
2.35%, 10/30/21	75	77,482
1.88%, 6/15/23	500	496,964
6.13%, 2/15/33	100	134,949
3.30%, 3/01/35	65	66,087
3.38%, 6/15/46	250	251,011
Crane Co., 4.45%, 12/15/23	125	134,474
Dover Corp., 3.15%, 11/15/25	250	264,336
Eaton Corp.:
2.75%, 11/02/22	250	258,435
4.00%, 11/02/32	200	214,212
4.15%, 11/02/42	250	266,910
Embraer Netherlands Finance BV, 5.05%, 6/15/25	250	251,250
General Dynamics Corp.:
3.88%, 7/15/21	50	54,913
2.25%, 11/15/22	500	511,589
Harris Corp.:
3.83%, 4/27/25	250	264,649
4.85%, 4/27/35	65	71,401
Honeywell International, Inc.:
5.30%, 3/01/18	100	105,844
Series 30, 5.38%, 3/01/41	500	666,083
L-3 Communications Corp., 4.95%, 2/15/21	250	275,909

Corporate Bonds	Par (000)	Value
Aerospace & Defense (continued)
Lockheed Martin Corp.:
2.50%, 11/23/20	$1,000	$1,032,281
3.55%, 1/15/26	250	270,147
3.60%, 3/01/35	65	66,626
4.07%, 12/15/42	100	107,123
3.80%, 3/01/45	500	509,631
4.70%, 5/15/46	250	297,030
Northrop Grumman Corp.:
1.75%, 6/01/18	250	251,998
3.25%, 8/01/23	500	534,279
4.75%, 6/01/43	375	443,057
Parker-Hannifin Corp., 4.20%, 11/21/34	250	282,083
Precision Castparts Corp.:
1.25%, 1/15/18	75	75,064
2.50%, 1/15/23	150	154,631
4.20%, 6/15/35	250	283,007
Raytheon Co.:
4.88%, 10/15/40	250	305,942
4.70%, 12/15/41	100	120,932
Textron, Inc., 3.65%, 3/01/21	350	369,587
Tyco Electronics Group SA, 3.45%, 8/01/24	75	78,009
Tyco International Finance SA, 5.13%, 9/14/45	250	295,673
United Technologies Corp.:
1.78%, 5/04/18 (a)	500	502,725
3.10%, 6/01/22	600	643,786
5.70%, 4/15/40	50	65,965
4.50%, 6/01/42	700	810,753
4.15%, 5/15/45	250	276,723

		12,143,550
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.00%, 1/15/24	250	278,592
3.25%, 4/01/26	545	574,776
3.90%, 2/01/35	190	195,510
3.88%, 8/01/42	50	50,489
4.75%, 11/15/45	160	182,764
4.55%, 4/01/46	250	277,695
United Parcel Service, Inc.:
5.13%, 4/01/19	50	54,813
3.13%, 1/15/21	500	534,043
2.45%, 10/01/22	500	519,286
6.20%, 1/15/38	100	142,680

		2,810,648
Airlines — 0.1%
American Airlines Pass-Through Trust:
Series 2013-2, Class A, 4.95%, 7/15/24	160	173,807

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Airlines (continued)
American Airlines Pass-Through Trust (continued):
Series 2016-2, Class AA, 3.20%, 12/15/29	$500	$512,550
Continental Airlines Pass-Through Trust, Series 2012-1, Class A, 4.15%, 10/11/25	43	45,494
Delta Air Lines Pass-Through Trust, Series 2012-1, Class A, 4.75%, 11/07/21	73	79,079
Southwest Airlines Co., 2.75%, 11/06/19	75	77,372
United Airlines Pass-Through Trust:
Series 2013-1, Class A, 4.30%, 2/15/27	180	196,670
Series 2016-1, Class AA, 3.10%, 1/07/30	500	511,300

		1,596,272
Auto Components — 0.0%
BorgWarner, Inc., 3.38%, 3/15/25	70	71,604
Johnson Controls, Inc.:
3.63%, 7/02/24	80	85,532
4.95%, 7/02/64	250	261,218

		418,354
Automobiles — 0.1%
Ford Motor Co.:
7.45%, 7/16/31	150	198,404
4.75%, 1/15/43	350	362,600
General Motors Co.:
4.88%, 10/02/23	100	108,342
6.60%, 4/01/36	250	300,796
5.20%, 4/01/45	250	260,045
6.75%, 4/01/46	275	344,761

		1,574,948
Banks — 3.2%
Australia & New Zealand Banking Group Ltd.:
1.50%, 1/16/18	250	250,522
2.25%, 6/13/19	250	254,066
Bancolombia SA, 5.95%, 6/03/21	100	110,345
Bank of Montreal, 1.40%, 4/10/18	730	730,703
Bank of New York Mellon Corp.:
1.35%, 3/06/18	250	250,690
2.20%, 5/15/19	250	254,530
2.30%, 9/11/19	500	511,858
2.45%, 11/27/20	190	195,001
2.50%, 4/15/21	250	256,928
2.05%, 5/03/21	500	503,387
3.55%, 9/23/21	50	53,829

Corporate Bonds	Par (000)	Value
Banks (continued)
Bank of New York Mellon Corp. (continued):
2.20%, 8/16/23	$1,000	$996,989
3.00%, 2/24/25	105	109,259
2.80%, 5/04/26	70	71,840
Bank of Nova Scotia:
1.38%, 12/18/17	100	100,063
2.05%, 10/30/18	250	252,978
1.95%, 1/15/19	250	252,571
2.45%, 3/22/21	500	512,107
4.50%, 12/16/25	250	266,368
Barclays PLC:
2.00%, 3/16/18	500	500,702
3.25%, 1/12/21	1,250	1,270,460
3.20%, 8/10/21	750	753,943
4.38%, 9/11/24	500	505,656
3.65%, 3/16/25	450	443,976
5.20%, 5/12/26	250	257,487
BB&T Corp.:
5.25%, 11/01/19	100	110,595
2.45%, 1/15/20	250	255,834
2.63%, 6/29/20	250	258,144
BNP Paribas SA:
2.40%, 12/12/18	500	507,608
5.00%, 1/15/21	100	111,889
3.25%, 3/03/23	250	262,438
4.25%, 10/15/24	250	260,188
BPCE SA:
2.50%, 12/10/18	250	255,009
4.00%, 4/15/24	250	273,941
Branch Banking & Trust Co.:
2.30%, 10/15/18	250	254,253
1.45%, 5/10/19	1,000	1,000,858
3.80%, 10/30/26	250	271,569
Citizens Bank NA/Providence:
1.60%, 12/04/17	250	249,879
2.50%, 3/14/19	500	509,089
Commonwealth Bank of Australia, New York:
1.63%, 3/12/18	500	501,656
2.25%, 3/13/19	250	254,028
2.30%, 3/12/20	250	254,210
Compass Bank:
2.75%, 9/29/19	250	249,681
3.88%, 4/10/25	250	244,547
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
1.70%, 3/19/18	250	251,231
2.25%, 1/14/19	250	254,007
4.63%, 12/01/23	500	539,952
3.38%, 5/21/25	500	530,285
5.25%, 5/24/41	25	30,789
5.25%, 8/04/45	250	285,240

2	U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Banks (continued)
Cooperatieve Rabobank UA:
2.50%, 1/19/21	$1,000	$1,025,477
3.88%, 2/08/22	150	164,157
4.38%, 8/04/25	250	263,819
3.75%, 7/21/26	500	500,819
Credit Suisse, New York:
1.75%, 1/29/18	500	500,079
2.30%, 5/28/19	600	607,475
5.40%, 1/14/20	150	163,960
3.00%, 10/29/21	250	257,194
Discover Bank/Greenwood Delaware, 7.00%, 4/15/20	500	570,211
Fifth Third Bancorp:
3.50%, 3/15/22	100	105,868
4.30%, 1/16/24	250	269,383
Fifth Third Bank:
1.45%, 2/28/18	200	200,337
2.88%, 10/01/21	200	209,205
3.85%, 3/15/26	500	532,872
HSBC Bank USA NA, 4.88%, 8/24/20	500	542,787
HSBC Finance Corp., 6.68%, 1/15/21	161	185,192
HSBC Holdings PLC:
3.40%, 3/08/21	500	517,130
2.95%, 5/25/21	500	507,132
4.88%, 1/14/22	150	165,857
3.60%, 5/25/23	750	774,597
4.25%, 3/14/24	500	515,746
4.25%, 8/18/25	500	513,310
4.30%, 3/08/26	1,000	1,071,658
3.90%, 5/25/26	1,000	1,036,025
6.50%, 5/02/36	200	254,230
6.50%, 9/15/37	250	320,230
6.80%, 6/01/38	250	329,973
5.25%, 3/14/44	250	281,379
HSBC USA, Inc.:
2.25%, 6/23/19	250	252,608
2.35%, 3/05/20	1,000	1,008,683
2.75%, 8/07/20	250	255,940
Huntington Bancshares, Inc., 3.15%, 3/14/21	250	259,163
International Bank for Reconstruction & Development, 1.38%, 3/30/20	750	754,902
Intesa Sanpaolo SpA:
3.88%, 1/16/18	200	203,936
5.25%, 1/12/24	250	269,681
KeyBank NA, 2.25%, 3/16/20	500	507,634
KeyCorp:
2.30%, 12/13/18	340	345,342
2.90%, 9/15/20	500	519,065
5.10%, 3/24/21	100	112,889

Corporate Bonds	Par (000)	Value
Banks (continued)
KFW:
0.88%, 12/15/17	$1,000	$999,901
1.00%, 1/26/18	500	500,676
0.88%, 4/19/18	2,000	1,998,458
1.13%, 8/06/18	1,500	1,503,513
1.13%, 11/16/18	1,500	1,503,730
1.88%, 4/01/19	500	509,905
1.50%, 4/20/20	500	504,661
1.88%, 6/30/20	750	765,716
2.75%, 10/01/20	500	528,517
1.63%, 3/15/21	1,250	1,263,826
1.50%, 6/15/21	1,500	1,505,586
2.13%, 1/17/23	200	206,664
2.00%, 5/02/25	2,000	2,036,928
Korea Development Bank:
1.50%, 1/22/18	200	200,242
3.00%, 3/17/19	350	362,922
Landwirtschaftliche Rentenbank, 2.25%, 10/01/21	500	518,988
Lloyds Bank PLC:
2.35%, 9/05/19	350	354,792
2.40%, 3/17/20	750	761,134
2.70%, 8/17/20	250	257,037
Lloyds Banking Group PLC:
4.58%, 12/10/25 (b)	250	255,092
4.65%, 3/24/26	250	257,246
5.30%, 12/01/45 (b)	250	269,123
Manufacturers & Traders Trust Co.:
1.45%, 3/07/18	250	249,952
2.10%, 2/06/20	250	252,309
MUFG Union Bank NA, 2.63%, 9/26/18	250	254,643
National Australia Bank Ltd.:
2.00%, 1/14/19	500	504,801
1.38%, 7/12/19	500	496,611
2.50%, 7/12/26	250	245,633
Oesterreichische Kontrollbank AG, 1.63%, 3/12/19	500	505,622
PNC Bank NA (c):
1.85%, 7/20/18	500	504,351
2.20%, 1/28/19	500	508,019
2.25%, 7/02/19	350	356,724
1.45%, 7/29/19	500	500,024
2.30%, 6/01/20	500	508,674
2.45%, 11/05/20	250	255,910
2.15%, 4/29/21	500	505,216
2.95%, 1/30/23	250	257,377
2.95%, 2/23/25	250	257,576
PNC Funding Corp., 3.30%, 3/08/22 (c)	150	159,270
Royal Bank of Canada:
1.40%, 10/13/17	225	225,119
2.20%, 7/27/18	250	253,518

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Banks (continued)
Royal Bank of Canada (continued):
1.80%, 7/30/18	$250	$251,728
2.00%, 12/10/18	250	253,072
2.15%, 3/06/20	250	253,718
2.50%, 1/19/21	250	258,019
4.65%, 1/27/26	200	217,991
Santander Holdings USA, Inc.:
3.45%, 8/27/18	250	256,282
2.70%, 5/24/19	500	506,243
2.65%, 4/17/20	150	150,902
Santander Issuances SAU, 5.18%, 11/19/25	200	203,770
Santander UK Group Holdings PLC:
2.88%, 10/16/20	65	65,493
3.13%, 1/08/21	75	76,210
2.88%, 8/05/21	1,000	999,593
Santander UK PLC:
2.00%, 8/24/18	195	195,718
2.50%, 3/14/19	500	507,455
2.38%, 3/16/20	250	252,301
Sumitomo Mitsui Banking Corp.:
2.45%, 1/10/19	250	254,277
2.45%, 1/16/20	250	254,523
2.45%, 10/20/20	500	509,874
Sumitomo Mitsui Financial Group, Inc.:
2.93%, 3/09/21	500	513,884
3.78%, 3/09/26	500	539,783
SunTrust Banks, Inc.:
2.35%, 11/01/18	250	254,311
2.90%, 3/03/21	500	520,307
Svenska Handelsbanken AB:
1.63%, 3/21/18	250	250,913
2.45%, 3/30/21	500	511,279
Toronto-Dominion Bank:
1.63%, 3/13/18	500	502,591
1.40%, 4/30/18	250	250,076
2.25%, 11/05/19	300	306,056
2.13%, 4/07/21	500	505,979
3.63%, 9/15/31 (d)	500	501,379
US Bancorp:
1.95%, 11/15/18	225	227,858
4.13%, 5/24/21	50	55,412
Series V, 2.38%, 7/22/26	500	493,816
US Bank NA:
1.35%, 1/26/18	500	500,795
1.40%, 4/26/19	750	749,427
2.13%, 10/28/19	250	254,460
2.80%, 1/27/25	500	516,648
Wells Fargo & Co.:
5.63%, 12/11/17	250	262,326
1.50%, 1/16/18	250	250,318
2.15%, 1/15/19	250	253,104

Corporate Bonds	Par (000)	Value
Banks (continued)
Wells Fargo & Co. (continued):
2.13%, 4/22/19	$350	$354,848
1.75%, 5/24/19	1,500	1,506,748
2.15%, 1/30/20	460	463,347
2.60%, 7/22/20	500	510,145
2.55%, 12/07/20	750	764,718
3.00%, 1/22/21	250	259,195
2.50%, 3/04/21	740	750,790
2.10%, 7/26/21	500	498,287
3.45%, 2/13/23	450	464,035
4.13%, 8/15/23	250	267,537
4.48%, 1/16/24	250	273,539
3.00%, 2/19/25	350	355,426
3.55%, 9/29/25	1,000	1,056,171
3.00%, 4/22/26	750	757,052
4.10%, 6/03/26	520	551,691
4.30%, 7/22/27	500	538,869
5.38%, 11/02/43	400	464,381
5.61%, 1/15/44	306	365,548
4.65%, 11/04/44	345	362,927
3.90%, 5/01/45	150	154,323
4.90%, 11/17/45	250	275,253
4.40%, 6/14/46	600	610,829
Westpac Banking Corp.:
1.50%, 12/01/17	250	250,601
1.60%, 1/12/18	250	250,842
2.25%, 1/17/19	350	355,511
4.88%, 11/19/19	50	54,810
2.60%, 11/23/20	500	513,893
2.85%, 5/13/26	500	505,111

		85,609,447
Beverages — 0.8%
Anheuser-Busch Cos. LLC, 6.45%, 9/01/37	100	135,936
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/01/19	1,000	1,009,654
2.15%, 2/01/19	500	508,563
2.65%, 2/01/21	1,160	1,196,999
2.63%, 1/17/23	500	510,141
3.30%, 2/01/23	1,250	1,319,386
3.70%, 2/01/24	750	810,519
3.65%, 2/01/26	1,500	1,611,000
4.70%, 2/01/36	1,000	1,149,773
4.63%, 2/01/44	400	458,858
4.90%, 2/01/46	1,470	1,748,978
Anheuser-Busch InBev Worldwide, Inc.:
7.75%, 1/15/19	250	284,400
2.50%, 7/15/22	200	203,950
8.20%, 1/15/39	150	242,137
3.75%, 7/15/42	50	50,046

4	U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Beverages (continued)
Coca-Cola Co.:
1.15%, 4/01/18	$250	$250,265
1.65%, 11/01/18	500	505,737
1.88%, 10/27/20	500	508,400
2.45%, 11/01/20	350	364,621
2.88%, 10/27/25	125	131,691
2.55%, 6/01/26	750	767,926
Coca-Cola Femsa SAB de CV, 2.38%, 11/26/18	250	254,305
Diageo Capital PLC:
5.75%, 10/23/17	100	104,659
4.83%, 7/15/20	500	558,765
3.88%, 4/29/43	125	131,749
Diageo Investment Corp.:
2.88%, 5/11/22	100	104,932
4.25%, 5/11/42	250	281,274
Dr Pepper Snapple Group, Inc.:
3.20%, 11/15/21	25	26,411
2.70%, 11/15/22	100	102,479
7.45%, 5/01/38	250	367,496
Molson Coors Brewing Co.:
2.10%, 7/15/21	750	756,902
3.50%, 5/01/22	75	80,314
3.00%, 7/15/26	345	347,389
5.00%, 5/01/42	250	289,548
Pepsi Bottling Group, Inc., Series B, 7.00%, 3/01/29	200	290,488
PepsiCo, Inc.:
2.25%, 1/07/19	250	255,799
1.50%, 2/22/19	500	503,322
2.75%, 3/05/22	250	263,400
3.10%, 7/17/22	500	534,949
2.75%, 3/01/23	300	314,732
3.60%, 3/01/24	250	274,155
3.50%, 7/17/25	250	273,749
2.85%, 2/24/26	500	523,976
4.88%, 11/01/40	100	121,604
3.60%, 8/13/42	100	103,376
4.45%, 4/14/46	250	296,005

		20,930,758
Biotechnology — 0.4%
Amgen, Inc.:
2.20%, 5/22/19	250	254,644
3.45%, 10/01/20	100	105,856
1.85%, 8/19/21	250	248,525
2.70%, 5/01/22	500	515,823
2.25%, 8/19/23	500	498,008
3.13%, 5/01/25	750	776,293
2.60%, 8/19/26	715	701,247
4.40%, 5/01/45	175	183,824
4.66%, 6/15/51 (b)	904	966,192

Corporate Bonds	Par (000)	Value
Biotechnology (continued)
Biogen, Inc.:
2.90%, 9/15/20	$500	$519,277
4.05%, 9/15/25	95	103,431
5.20%, 9/15/45	250	294,064
Celgene Corp.:
2.88%, 8/15/20	500	517,242
3.25%, 8/15/22	150	157,435
3.55%, 8/15/22	750	796,861
3.88%, 8/15/25	500	534,604
5.25%, 8/15/43	145	163,963
5.00%, 8/15/45	250	281,479
Gilead Sciences, Inc.:
2.55%, 9/01/20	500	516,451
2.50%, 9/01/23	500	505,300
3.70%, 4/01/24	500	538,262
3.50%, 2/01/25	170	180,069
3.65%, 3/01/26	325	349,805
4.60%, 9/01/35	350	384,804
5.65%, 12/01/41	50	61,998
4.50%, 2/01/45	150	160,179
4.75%, 3/01/46	500	558,776
4.15%, 3/01/47	500	511,045

		11,385,457
Building Products — 0.0%
Owens Corning:
4.20%, 12/15/22	150	161,152
4.20%, 12/01/24	250	265,225

		426,377
Capital Markets — 1.1%
Ameriprise Financial, Inc.:
4.00%, 10/15/23	150	164,390
2.88%, 9/15/26	500	501,179
Ares Capital Corp., 3.88%, 1/15/20	300	310,284
Brookfield Asset Management, Inc., 4.00%, 1/15/25	250	256,268
Charles Schwab Corp.:
2.20%, 7/25/18	75	76,274
4.45%, 7/22/20	100	110,297
3.00%, 3/10/25	80	83,203
CME Group, Inc.:
3.00%, 3/15/25	250	262,366
5.30%, 9/15/43	100	128,020
Franklin Resources, Inc., 2.80%, 9/15/22	150	156,554
Goldman Sachs Capital I, 6.35%, 2/15/34	250	304,669
Goldman Sachs Group, Inc.:
5.95%, 1/18/18	300	316,511
2.38%, 1/22/18	250	252,763
2.90%, 7/19/18	500	511,846

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (continued):
2.63%, 1/31/19	$500	$510,213
7.50%, 2/15/19	150	169,540
2.55%, 10/23/19	755	771,585
5.38%, 3/15/20	500	553,669
2.60%, 4/23/20	600	609,814
2.88%, 2/25/21	1,000	1,025,643
2.63%, 4/25/21	500	507,718
5.25%, 7/27/21	500	564,480
2.35%, 11/15/21	1,000	997,680
5.75%, 1/24/22	350	406,539
3.63%, 1/22/23	150	158,482
4.00%, 3/03/24	425	456,361
3.85%, 7/08/24	500	530,870
3.50%, 1/23/25	500	517,092
3.75%, 5/22/25	250	262,517
4.25%, 10/21/25	1,050	1,105,015
3.75%, 2/25/26	380	399,011
6.13%, 2/15/33	400	504,034
6.75%, 10/01/37	650	827,651
4.80%, 7/08/44	250	281,177
5.15%, 5/22/45	250	272,629
4.75%, 10/21/45	250	280,563
Invesco Finance PLC, 4.00%, 1/30/24	250	274,127
Jefferies Group LLC:
5.13%, 4/13/18	1,500	1,566,021
8.50%, 7/15/19	125	143,899
5.13%, 1/20/23	650	692,505
Lazard Group LLC, 4.25%, 11/14/20	150	160,829
Legg Mason, Inc., 5.63%, 1/15/44	125	129,743
Morgan Stanley:
1.88%, 1/05/18	250	251,021
6.63%, 4/01/18	500	535,740
2.45%, 2/01/19	925	941,668
7.30%, 5/13/19	500	568,252
2.38%, 7/23/19	500	508,693
5.63%, 9/23/19	250	276,865
2.65%, 1/27/20	500	510,931
5.75%, 1/25/21	750	854,951
2.50%, 4/21/21	500	506,252
5.50%, 7/28/21	100	114,053
4.88%, 11/01/22	500	551,481
3.75%, 2/25/23	500	531,046
4.10%, 5/22/23	250	264,315
3.88%, 4/29/24	250	267,372
3.70%, 10/23/24	500	527,578
4.00%, 7/23/25	505	543,056
5.00%, 11/24/25	250	278,925
3.88%, 1/27/26	500	530,841
3.13%, 7/27/26	500	502,990

Corporate Bonds	Par (000)	Value
Capital Markets (continued)
Morgan Stanley (continued):
4.35%, 9/08/26	$500	$533,801
3.95%, 4/23/27	250	259,662
7.25%, 4/01/32	50	69,370
6.38%, 7/24/42	50	68,130
4.30%, 1/27/45	500	535,217
NASDAQ OMX Group, Inc., 4.25%, 6/01/24	250	268,946
Nomura Holdings, Inc., 2.75%, 3/19/19	250	255,695
Raymond James Financial, Inc., 4.95%, 7/15/46	500	508,942
State Street Corp.:
3.10%, 5/15/23	250	259,731
3.30%, 12/16/24	405	432,312
TD Ameritrade Holding Corp., 2.95%, 4/01/22	250	260,503

		30,632,370
Chemicals — 0.6%
Agrium, Inc.:
3.15%, 10/01/22	50	51,907
3.50%, 6/01/23	250	261,618
3.38%, 3/15/25	645	664,529
Airgas, Inc., 2.38%, 2/15/20	250	254,184
Albemarle Corp., 4.15%, 12/01/24	250	269,502
CF Industries, Inc.:
6.88%, 5/01/18	200	215,140
5.15%, 3/15/34	250	251,818
5.38%, 3/15/44	250	246,831
Cytec Industries, Inc., 3.50%, 4/01/23	250	249,756
Dow Chemical Co.:
8.55%, 5/15/19	100	117,285
4.25%, 11/15/20	186	201,744
4.13%, 11/15/21	50	54,710
3.00%, 11/15/22	250	259,732
4.25%, 10/01/34	600	619,975
5.25%, 11/15/41	100	112,935
4.38%, 11/15/42	250	254,499
E.I. du Pont de Nemours & Co.:
6.00%, 7/15/18	325	351,192
4.25%, 4/01/21	500	549,129
2.80%, 2/15/23	1,000	1,022,251
Eastman Chemical Co.:
2.70%, 1/15/20	500	512,873
3.60%, 8/15/22	200	212,216
3.80%, 3/15/25	1,050	1,111,464
Ecolab, Inc.:
2.25%, 1/12/20	135	137,526
4.35%, 12/08/21	150	168,406
3.25%, 1/14/23	250	260,398

6	U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Chemicals (continued)
Emerson Electric Co., 2.63%, 12/01/21	$750	$785,041
LYB International Finance BV:
4.00%, 7/15/23	200	216,791
5.25%, 7/15/43	75	85,218
4.88%, 3/15/44	350	378,099
LyondellBasell Industries NV, 4.63%, 2/26/55	100	99,062
Methanex Corp., 3.25%, 12/15/19	250	247,178
Monsanto Co.:
2.20%, 7/15/22	1,000	998,567
4.20%, 7/15/34	300	304,636
4.40%, 7/15/44	150	155,362
3.95%, 4/15/45	120	117,273
Mosaic Co.:
3.75%, 11/15/21	50	52,859
5.45%, 11/15/33	250	271,627
Potash Corp. of Saskatchewan, Inc.:
3.25%, 12/01/17	250	254,800
3.63%, 3/15/24	250	261,251
3.00%, 4/01/25	250	250,824
PPG Industries, Inc., 2.30%, 11/15/19	350	355,850
Praxair, Inc.:
1.25%, 11/07/18	250	250,157
2.65%, 2/05/25	165	169,926
3.20%, 1/30/26	250	267,592
Rohm & Haas Co., 7.85%, 7/15/29	250	352,580
Sherwin-Williams Co., 1.35%, 12/15/17	200	200,153
Valspar Corp., 3.95%, 1/15/26	500	527,782
Westlake Chemical Corp., 3.60%, 8/15/26 (b)	500	501,418

		15,515,666
Commercial Services & Supplies — 0.1%
Massachusetts Institute of Technology, 4.68%, 7/01/14	300	352,606
Northwestern University, 3.87%, 12/01/48	100	112,578
Republic Services, Inc.:
5.25%, 11/15/21	50	57,660
3.55%, 6/01/22	250	268,635
3.20%, 3/15/25	250	261,661
2.90%, 7/01/26	85	86,178
Waste Management, Inc.:
4.60%, 3/01/21	100	111,076
2.90%, 9/15/22	200	209,898
3.90%, 3/01/35	315	335,867

		1,796,159

Corporate Bonds	Par (000)	Value
Communications Equipment — 0.1%
Cisco Systems, Inc.:
2.13%, 3/01/19	$500	$509,780
2.45%, 6/15/20	500	517,716
2.90%, 3/04/21	125	131,471
2.60%, 2/28/23	500	515,793
2.95%, 2/28/26	500	526,744
5.90%, 2/15/39	500	669,809
5.50%, 1/15/40	350	453,367
Juniper Networks, Inc., 4.35%, 6/15/25	250	260,607
Motorola Solutions, Inc.:
3.75%, 5/15/22	150	153,845
3.50%, 3/01/23	250	248,744

		3,987,876
Construction & Engineering — 0.0%
ABB Finance USA, Inc., 2.88%, 5/08/22	100	104,524
Fluor Corp., 3.50%, 12/15/24	250	266,204

		370,728
Construction Materials — 0.0%
WW Grainger, Inc., 4.60%, 6/15/45	250	292,591
Consumer Finance — 0.4%
American Express Co.:
1.55%, 5/22/18	250	250,465
3.63%, 12/05/24	300	312,195
4.05%, 12/03/42	67	69,995
Automatic Data Processing, Inc., 2.25%, 9/15/20	500	515,669
Block Financial LLC, 4.13%, 10/01/20	500	524,066
Capital One Bank USA NA:
2.25%, 2/13/19	250	253,241
3.38%, 2/15/23	350	359,549
Capital One Financial Corp.:
2.45%, 4/24/19	250	255,447
3.50%, 6/15/23	110	114,675
4.20%, 10/29/25	340	354,719
3.75%, 7/28/26	230	230,815
Capital One NA/Mclean, 2.35%, 8/17/18	500	506,085
Caterpillar Financial Services Corp.:
1.70%, 6/16/18	250	251,800
1.35%, 5/18/19	1,000	999,013
1.70%, 8/09/21	1,000	992,198
3.30%, 6/09/24	250	266,917
Discover Financial Services:
3.95%, 11/06/24	350	358,283
3.75%, 3/04/25	75	75,898
Equifax, Inc., 3.25%, 6/01/26	250	257,582

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	7

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Consumer Finance (continued)
MasterCard, Inc., 3.38%, 4/01/24	$250	$269,515
Synchrony Financial:
3.75%, 8/15/21	500	525,921
4.50%, 7/23/25	190	200,783
Total System Services, Inc., 4.80%, 4/01/26	500	553,666
Visa, Inc.:
2.80%, 12/14/22	750	786,249
3.15%, 12/14/25	945	998,233
4.30%, 12/14/45	500	577,837

		10,860,816
Containers & Packaging — 0.0%
Packaging Corp. of America, 4.50%, 11/01/23	250	274,433
Diversified Financial Services — 2.7%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust:
3.75%, 5/15/19	500	510,625
3.95%, 2/01/22	500	512,500
Air Lease Corp.:
2.13%, 1/15/18	175	175,875
3.38%, 1/15/19	250	256,780
3.88%, 4/01/21	175	185,063
American Express Credit Corp.:
2.13%, 3/18/19	400	406,515
2.25%, 8/15/19	250	255,104
2.60%, 9/14/20	145	149,218
2.25%, 5/05/21	1,000	1,015,340
American Honda Finance Corp.:
1.55%, 12/11/17	250	251,225
2.15%, 3/13/20	250	255,488
1.65%, 7/12/21	750	743,303
Bank of America Corp.:
2.00%, 1/11/18	1,050	1,054,834
6.88%, 4/25/18	400	431,543
5.63%, 7/01/20	150	168,384
2.63%, 10/19/20	750	765,369
2.63%, 4/19/21	1,500	1,523,866
5.00%, 5/13/21	100	111,789
5.70%, 1/24/22	100	116,322
4.00%, 4/01/24	500	538,806
4.20%, 8/26/24	500	529,472
4.00%, 1/22/25	250	259,097
3.88%, 8/01/25	250	267,079
4.45%, 3/03/26	1,090	1,169,796
3.50%, 4/19/26	645	670,290
4.25%, 10/22/26	290	307,672
6.11%, 1/29/37	350	427,769
7.75%, 5/14/38	200	289,978
5.88%, 2/07/42	100	130,370
5.00%, 1/21/44	250	294,311
4.88%, 4/01/44	175	202,812

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
Bank of America Corp. (continued):
Series L, 2.60%, 1/15/19	$500	$509,758
Series L, 2.65%, 4/01/19	500	510,930
Series L, 2.25%, 4/21/20	750	755,164
Series L, 3.95%, 4/21/25	655	678,057
Bank of America NA:
1.65%, 3/26/18	750	753,112
1.75%, 6/05/18	1,000	1,005,782
Boeing Capital Corp., 4.70%, 10/27/19	250	275,290
Citigroup, Inc.:
1.80%, 2/05/18	480	481,210
2.50%, 9/26/18	350	355,554
2.05%, 12/07/18	750	755,679
2.55%, 4/08/19	1,000	1,020,106
2.05%, 6/07/19	500	503,807
2.50%, 7/29/19	250	255,088
2.40%, 2/18/20	695	703,690
2.70%, 3/30/21	250	255,426
4.05%, 7/30/22	250	265,680
3.50%, 5/15/23	250	256,835
3.88%, 3/26/25	500	516,003
3.30%, 4/27/25	155	159,436
4.40%, 6/10/25	500	529,395
4.60%, 3/09/26	250	266,992
3.40%, 5/01/26	500	516,589
4.30%, 11/20/26	150	157,318
4.45%, 9/29/27	500	523,236
4.13%, 7/25/28	750	762,471
6.63%, 6/15/32	100	123,750
6.13%, 8/25/36	184	220,689
8.13%, 7/15/39	75	117,910
6.68%, 9/13/43	250	328,960
5.30%, 5/06/44	500	561,979
4.65%, 7/30/45	250	282,160
Credit Suisse Group Funding Guernsey Ltd.:
3.13%, 12/10/20	250	253,274
3.80%, 9/15/22	500	510,791
3.80%, 6/09/23 (b)	1,000	1,013,280
3.75%, 3/26/25	500	496,771
4.55%, 4/17/26 (b)	250	262,496
4.88%, 5/15/45	250	264,065
Daimler Finance North America LLC, 8.50%, 1/18/31	100	162,616
Deutsche Bank AG:
2.85%, 5/10/19	1,000	978,477
3.13%, 1/13/21	200	193,340
4.10%, 1/13/26	350	343,394
Deutsche Bank AG, London:
2.50%, 2/13/19	250	242,593
3.70%, 5/30/24	215	205,883

8	U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
Ford Motor Credit Co. LLC:
1.72%, 12/06/17	$250	$250,235
2.38%, 1/16/18	250	252,030
2.24%, 6/15/18	250	251,996
2.38%, 3/12/19	500	506,059
2.02%, 5/03/19	1,000	1,001,951
2.60%, 11/04/19	250	253,921
2.46%, 3/27/20	250	252,332
5.75%, 2/01/21	250	281,724
3.34%, 3/18/21	500	514,418
3.10%, 5/04/23	500	503,558
4.38%, 8/06/23	220	236,507
4.13%, 8/04/25	500	527,515
4.39%, 1/08/26	250	266,712
GE Capital International Funding Co.:
2.34%, 11/15/20	1,270	1,304,403
3.37%, 11/15/25	227	245,618
4.42%, 11/15/35	1,685	1,891,185
General Motors Financial Co., Inc.:
2.40%, 4/10/18	155	156,119
3.15%, 1/15/20	1,000	1,018,963
3.20%, 7/13/20	1,000	1,023,948
3.70%, 11/24/20	250	260,158
4.20%, 3/01/21	750	789,271
3.45%, 4/10/22	150	152,146
4.00%, 1/15/25	250	252,362
5.25%, 3/01/26	405	444,805
Intercontinental Exchange, Inc.:
2.50%, 10/15/18	250	255,850
3.75%, 12/01/25	115	124,741
International Lease Finance Corp., 5.88%, 4/01/19	500	535,625
John Deere Capital Corp.:
1.95%, 12/13/18	500	508,473
1.95%, 1/08/19	1,000	1,016,477
2.25%, 4/17/19	100	102,304
1.25%, 10/09/19	500	496,727
2.05%, 3/10/20	1,000	1,017,687
2.80%, 3/04/21	250	260,666
3.90%, 7/12/21	50	54,862
2.80%, 3/06/23	500	520,474
JPMorgan Chase & Co.:
6.00%, 1/15/18	500	528,257
1.80%, 1/25/18	1,000	1,004,073
1.63%, 5/15/18	500	501,043
2.35%, 1/28/19	500	508,326
1.85%, 3/22/19	1,000	1,005,632
2.20%, 10/22/19	500	507,841
2.25%, 1/23/20	1,000	1,013,138
2.75%, 6/23/20	500	514,526
2.55%, 10/29/20	500	509,274
2.55%, 3/01/21	500	509,175

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
JPMorgan Chase & Co. (continued):
4.35%, 8/15/21	$500	$549,020
4.50%, 1/24/22	300	332,193
3.25%, 9/23/22	200	209,776
3.20%, 1/25/23	150	156,411
3.38%, 5/01/23	250	256,859
2.70%, 5/18/23	500	505,158
3.88%, 9/10/24	300	315,832
3.13%, 1/23/25	250	255,524
3.90%, 7/15/25	250	269,580
3.30%, 4/01/26	500	514,523
3.20%, 6/15/26	1,000	1,026,299
4.13%, 12/15/26	250	266,752
4.25%, 10/01/27	500	536,470
6.40%, 5/15/38	100	137,802
5.50%, 10/15/40	125	158,580
5.60%, 7/15/41	550	704,114
5.63%, 8/16/43	500	602,597
4.85%, 2/01/44	100	120,721
4.95%, 6/01/45	250	280,035
JPMorgan Chase Bank NA, 6.00%, 10/01/17	250	260,730
Leucadia National Corp., 5.50%, 10/18/23	150	157,022
Mitsubishi UFJ Financial Group, Inc.:
3.85%, 3/01/26	500	542,318
2.76%, 9/13/26	250	249,468
Moody’s Corp.:
2.75%, 7/15/19	40	41,146
4.50%, 9/01/22	550	612,401
MUFG Americas Holdings Corp., 3.00%, 2/10/25	250	254,913
National Rural Utilities Cooperative Finance Corp.:
2.30%, 11/15/19	250	256,232
3.40%, 11/15/23	350	375,575
2.85%, 1/27/25	250	260,178
PACCAR Financial Corp., 2.20%, 9/15/19	250	255,587
Royal Bank of Scotland Group PLC, 4.80%, 4/05/26	500	514,214
S&P Global, Inc., 4.40%, 2/15/26	250	279,359
Toyota Motor Credit Corp.:
1.38%, 1/10/18	200	200,380
2.00%, 10/24/18	500	507,317
2.10%, 1/17/19	250	254,202
2.13%, 7/18/19	350	356,469
2.15%, 3/12/20	500	510,580
1.90%, 4/08/21	500	504,186
UBS AG:
2.38%, 8/14/19	800	816,050

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	9

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
UBS AG (continued):
2.35%, 3/26/20	$500	$509,997

		72,361,308
Diversified Telecommunication Services — 1.1%
AT&T, Inc.:
1.75%, 1/15/18	500	502,480
2.38%, 11/27/18	500	509,414
2.45%, 6/30/20	1,500	1,527,712
5.00%, 3/01/21	500	559,829
3.80%, 3/15/22	250	267,772
3.60%, 2/17/23	500	527,047
4.45%, 4/01/24	500	549,576
3.95%, 1/15/25	500	530,754
3.40%, 5/15/25	500	513,704
4.13%, 2/17/26	1,250	1,350,751
4.50%, 5/15/35	810	851,058
6.30%, 1/15/38	200	249,635
6.00%, 8/15/40	250	299,511
5.35%, 9/01/40	463	518,631
5.55%, 8/15/41	200	228,278
5.15%, 3/15/42	150	162,757
4.30%, 12/15/42	151	148,938
4.80%, 6/15/44	250	262,430
4.35%, 6/15/45	759	747,655
4.75%, 5/15/46	600	627,873
5.65%, 2/15/47	250	294,649
4.50%, 3/09/48 (b)	750	753,928
British Telecommunications PLC:
2.35%, 2/14/19	1,250	1,273,781
9.37%, 12/15/30	150	242,829
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	400	621,758
Orange SA:
9.00%, 3/01/31	250	398,874
5.38%, 1/13/42	575	696,108
Qwest Corp.:
6.75%, 12/01/21	550	612,562
6.88%, 9/15/33	212	211,342
Telefonaktiebolaget LM Ericsson, 4.13%, 5/15/22	100	107,668
Telefonica Emisiones SAU:
3.19%, 4/27/18	250	255,900
5.46%, 2/16/21	50	56,778
4.57%, 4/27/23	700	778,498
7.05%, 6/20/36	75	98,385
Telefonica Europe BV, 8.25%, 9/15/30	300	437,166
Verizon Communications, Inc.:
1.10%, 11/01/17	250	249,625
3.65%, 9/14/18	500	521,872
2.55%, 6/17/19	500	514,365
2.63%, 2/21/20	250	257,103

Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued):
3.50%, 11/01/21	$400	$429,416
5.15%, 9/15/23	1,000	1,164,927
4.15%, 3/15/24	250	275,952
3.50%, 11/01/24	500	533,337
2.63%, 8/15/26	900	883,323
7.75%, 12/01/30	50	71,968
6.40%, 9/15/33	500	647,823
5.05%, 3/15/34	500	561,986
4.40%, 11/01/34	500	529,069
4.27%, 1/15/36	250	260,476
6.40%, 2/15/38	200	255,486
6.00%, 4/01/41	250	314,932
3.85%, 11/01/42	250	237,954
6.55%, 9/15/43	750	1,014,064
4.86%, 8/21/46	500	560,032
4.52%, 9/15/48	500	528,666
5.01%, 8/21/54	650	717,756
4.67%, 3/15/55	1,000	1,051,930

		29,358,093
Electric Utilities — 1.6%
Alabama Power Co.:
5.50%, 10/15/17	100	103,826
3.75%, 3/01/45	250	259,478
4.30%, 1/02/46	250	280,973
Ameren Illinois Co.:
2.70%, 9/01/22	100	104,018
4.30%, 7/01/44	250	287,062
American Electric Power Co., Inc.:
1.65%, 12/15/17	200	200,377
Series F, 2.95%, 12/15/22	500	522,308
Appalachian Power Co., 4.40%, 5/15/44	250	270,168
Arizona Public Service Co.:
3.15%, 5/15/25	250	264,952
5.05%, 9/01/41	250	308,889
Berkshire Hathaway Energy Co.:
2.00%, 11/15/18	500	506,174
3.75%, 11/15/23	500	545,834
3.50%, 2/01/25	110	118,029
6.13%, 4/01/36	250	332,060
5.15%, 11/15/43	250	301,314
4.50%, 2/01/45	400	446,906
Black Hills Corp., 3.95%, 1/15/26	200	214,179
CenterPoint Energy Houston Electric LLC:
1.85%, 6/01/21	500	501,171
3.55%, 8/01/42	100	101,673
Cleco Corporate Holdings LLC, 3.74%, 5/01/26 (b)	500	520,480

10	U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
Commonwealth Edison Co.:
2.15%, 1/15/19	$500	$ 507,850
3.10%, 11/01/24	250	265,028
2.55%, 6/15/26	250	253,225
5.90%, 3/15/36	50	65,659
3.70%, 3/01/45	250	258,166
Connecticut Light & Power Co., 2.50%, 1/15/23	150	152,638
Consolidated Edison, Inc., 2.00%, 5/15/21	750	757,366
DTE Electric Co.:
4.00%, 4/01/43	150	162,434
3.70%, 3/15/45	145	153,276
3.70%, 6/01/46	250	264,624
Duke Energy Carolinas LLC, 6.05%, 4/15/38	100	136,139
Duke Energy Corp.:
1.80%, 9/01/21	1,000	994,656
3.95%, 10/15/23	250	273,472
3.75%, 4/15/24	500	539,941
2.65%, 9/01/26	500	490,633
4.80%, 12/15/45	250	283,819
Duke Energy Florida LLC, 3.40%, 10/01/46	250	243,778
Duke Energy Indiana LLC:
4.20%, 3/15/42	150	163,918
4.90%, 7/15/43	250	300,678
Duke Energy Ohio, Inc., 3.70%, 6/15/46	250	256,190
Duke Energy Progress LLC:
4.10%, 5/15/42	150	163,030
4.10%, 3/15/43	250	271,487
4.38%, 3/30/44	100	113,295
4.20%, 8/15/45	250	277,532
3.70%, 10/15/46	500	515,279
Entergy Arkansas, Inc., 3.50%, 4/01/26	65	70,473
Entergy Corp., 4.00%, 7/15/22	200	216,955
Entergy Louisiana LLC, 4.05%, 9/01/23	250	275,933
Entergy Mississippi, Inc., 2.85%, 6/01/28	500	511,170
Eversource Energy:
1.45%, 5/01/18	250	250,477
2.50%, 3/15/21	500	512,282
Series H, 3.15%, 1/15/25	125	130,164
Exelon Corp.:
3.95%, 6/15/25	250	269,654
3.40%, 4/15/26	750	780,617
5.10%, 6/15/45	250	290,054
4.45%, 4/15/46	250	268,557
Exelon Generation Co. LLC, 6.25%, 10/01/39	150	166,917

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
Florida Power & Light Co.:
2.75%, 6/01/23	$250	$259,525
3.13%, 12/01/25	500	534,807
5.95%, 2/01/38	50	68,671
4.13%, 2/01/42	500	561,097
Georgia Power Co., 4.30%, 3/15/42	200	217,846
Great Plains Energy, Inc., 5.29%, 6/15/22 (a)	150	167,915
Indiana Michigan Power Co.:
6.05%, 3/15/37	175	220,923
4.55%, 3/15/46	150	168,824
Interstate Power & Light Co.:
3.25%, 12/01/24	250	263,912
3.70%, 9/15/46	500	507,954
Kansas City Power & Light Co., 3.65%, 8/15/25	150	159,145
LG&E and KU Energy LLC, 3.75%, 11/15/20	50	53,338
Louisville Gas & Electric Co., 4.65%, 11/15/43	250	295,634
MidAmerican Energy Co., 4.80%, 9/15/43	250	304,962
Nevada Power Co., 5.45%, 5/15/41	50	63,391
NextEra Energy Capital Holdings, Inc., 3.63%, 6/15/23	1,250	1,326,390
NiSource Finance Corp.:
6.13%, 3/01/22	500	596,603
5.95%, 6/15/41	50	62,511
5.25%, 2/15/43	75	89,118
4.80%, 2/15/44	250	282,479
Northern States Power Co.:
3.40%, 8/15/42	200	202,903
4.00%, 8/15/45	85	94,802
NSTAR Electric Co., 2.70%, 6/01/26	250	255,286
Oglethorpe Power Corp., 4.55%, 6/01/44	250	275,736
Oncor Electric Delivery Co. LLC:
7.00%, 9/01/22	100	126,701
5.30%, 6/01/42	75	95,479
3.75%, 4/01/45	250	261,173
Pacific Gas & Electric Co.:
3.25%, 6/15/23	500	531,994
2.95%, 3/01/26	250	260,389
6.05%, 3/01/34	250	333,377
5.13%, 11/15/43	250	307,712
4.75%, 2/15/44	250	298,349
4.25%, 3/15/46	250	280,992
PacifiCorp:
2.95%, 2/01/22	100	105,425

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	11

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
PacifiCorp (continued):
2.95%, 6/01/23	$300	$315,087
Pennsylvania Electric Co., 6.15%, 10/01/38	250	290,457
Potomac Electric Power Co., 3.60%, 3/15/24	250	270,458
PPL Capital Funding, Inc.:
1.90%, 6/01/18	250	250,965
3.40%, 6/01/23	250	264,038
PPL Electric Utilities Corp., 4.75%, 7/15/43	250	298,866
Progress Energy, Inc.:
4.40%, 1/15/21	100	109,209
7.75%, 3/01/31	50	70,540
Public Service Co. of Colorado:
3.60%, 9/15/42	250	258,682
3.95%, 3/15/43	200	218,294
4.30%, 3/15/44	75	85,867
Public Service Electric & Gas Co.:
1.80%, 6/01/19	250	253,446
3.50%, 8/15/20	50	53,430
2.38%, 5/15/23	250	255,280
3.05%, 11/15/24	250	264,560
3.95%, 5/01/42	50	54,891
3.65%, 9/01/42	50	52,549
3.80%, 3/01/46	250	271,763
Series K, 4.05%, 5/01/45	150	168,138
Puget Energy, Inc.:
5.63%, 7/15/22	500	575,403
3.65%, 5/15/25	250	260,183
Puget Sound Energy, Inc., 5.80%, 3/15/40	500	671,021
Sierra Pacific Power Co., 2.60%, 5/01/26 (b)	750	759,840
South Carolina Electric & Gas Co.:
4.60%, 6/15/43	250	283,090
4.10%, 6/15/46	350	373,518
Southern California Edison Co.:
2.40%, 2/01/22	250	257,576
5.50%, 3/15/40	50	65,375
4.65%, 10/01/43	350	424,997
Series A, 5.95%, 2/01/38	250	338,871
Series C, 3.60%, 2/01/45	250	260,930
Southern Co.:
2.35%, 7/01/21	1,000	1,019,099
3.25%, 7/01/26	500	517,872
Tampa Electric Co., 4.10%, 6/15/42	250	263,938
Toledo Edison Co., 6.15%, 5/15/37	100	124,580
TransAlta Corp., 4.50%, 11/15/22	500	491,867
Virginia Electric & Power Co.:
2.95%, 1/15/22	400	419,312

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
Virginia Electric & Power Co. (continued):
4.00%, 1/15/43	$250	$268,705
4.45%, 2/15/44	150	171,672
Series A, 3.15%, 1/15/26	555	586,769
Series A, 6.00%, 5/15/37	250	333,093
WEC Energy Group, Inc.:
2.45%, 6/15/20	750	766,930
3.55%, 6/15/25	350	375,740
Westar Energy, Inc., 2.55%, 7/01/26	350	350,084
Xcel Energy, Inc.:
2.40%, 3/15/21	1,000	1,026,064
3.30%, 6/01/25	292	308,056

		42,533,705
Electrical Equipment — 0.0%
Amphenol Corp., 2.55%, 1/30/19	350	358,167
Emerson Electric Co.:
5.00%, 4/15/19	100	108,955
2.63%, 2/15/23	350	363,758
Roper Industries, Inc., 3.13%, 11/15/22	150	154,478

		985,358
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc., 3.00%, 3/01/18	750	762,530
Corning, Inc.:
3.70%, 11/15/23	250	267,668
4.75%, 3/15/42	50	52,801
Fortive Corp., 3.15%, 6/15/26 (b)	500	514,204
Ingram Micro, Inc., 4.95%, 12/15/24	200	202,394
Jabil Circuit, Inc., 4.70%, 9/15/22	250	262,095
Tyco Electronics Group SA:
6.55%, 10/01/17	50	52,534
3.50%, 2/03/22	100	106,392

		2,220,618
Energy Equipment & Services — 0.1%
Baker Hughes, Inc.:
3.20%, 8/15/21	750	782,125
5.13%, 9/15/40	100	111,877
FMC Technologies, Inc., 3.45%, 10/01/22	100	101,323
Halliburton Co.:
6.15%, 9/15/19	100	111,969
3.80%, 11/15/25	800	827,089
4.85%, 11/15/35	250	267,960
4.50%, 11/15/41	50	49,566
4.75%, 8/01/43	250	263,896
5.00%, 11/15/45	175	191,013

12	U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Energy Equipment & Services (continued)
National Oilwell Varco, Inc., 3.95%, 12/01/42	$150	$118,161

		2,824,979
Food & Staples Retailing — 0.5%
Costco Wholesale Corp.:
1.13%, 12/15/17	150	150,306
2.25%, 2/15/22	85	87,461
CVS Health Corp.:
2.25%, 8/12/19	500	509,401
4.00%, 12/05/23	500	550,723
3.88%, 7/20/25	443	482,258
2.88%, 6/01/26	750	761,113
4.88%, 7/20/35	1,000	1,171,881
Kroger Co.:
1.50%, 9/30/19 (e)	500	499,161
6.15%, 1/15/20	100	113,650
3.30%, 1/15/21	500	528,142
3.40%, 4/15/22	100	106,075
3.50%, 2/01/26	495	531,851
5.15%, 8/01/43	125	150,063
NIKE, Inc., 3.88%, 11/01/45	500	548,115
Target Corp.:
2.50%, 4/15/26	250	255,111
3.63%, 4/15/46	350	361,251
Wal-Mart Stores, Inc.:
1.13%, 4/11/18	250	250,536
1.95%, 12/15/18	750	763,867
3.63%, 7/08/20	150	162,427
3.30%, 4/22/24	1,250	1,361,625
6.20%, 4/15/38	250	358,978
5.63%, 4/01/40	500	674,538
5.63%, 4/15/41	500	679,482
4.00%, 4/11/43	150	167,288
4.75%, 10/02/43	250	309,022
4.30%, 4/22/44	250	293,675
Walgreen Co., 3.10%, 9/15/22	200	208,345
Walgreens Boots Alliance, Inc.:
3.10%, 6/01/23	1,000	1,031,447
3.80%, 11/18/24	500	536,716
3.45%, 6/01/26	305	316,626
4.50%, 11/18/34	155	164,721
4.80%, 11/18/44	150	165,353

		14,251,208
Food Products — 0.4%
Archer-Daniels-Midland Co.:
2.50%, 8/11/26	750	751,893
4.54%, 3/26/42	75	87,104
ConAgra Foods, Inc.:
3.25%, 9/15/22	200	207,717
3.20%, 1/25/23	500	520,244

Corporate Bonds	Par (000)	Value
Food Products (continued)
General Mills, Inc.:
2.20%, 10/21/19	$300	$306,145
3.15%, 12/15/21	150	159,235
3.65%, 2/15/24	500	547,267
JM Smucker Co.:
3.50%, 10/15/21	50	53,729
4.25%, 3/15/35	250	275,119
Kellogg Co.:
3.25%, 4/01/26	65	67,803
4.50%, 4/01/46	350	378,569
Kraft Heinz Foods Co.:
2.00%, 7/02/18	1,000	1,009,226
5.38%, 2/10/20	52	58,055
3.95%, 7/15/25	750	811,454
3.00%, 6/01/26	310	312,473
5.00%, 7/15/35	500	577,412
6.50%, 2/09/40	250	335,546
5.00%, 6/04/42	200	229,797
4.38%, 6/01/46	500	529,013
Mead Johnson Nutrition Co., 4.60%, 6/01/44	250	266,874
Mondelez International, Inc.:
2.25%, 2/01/19	250	254,297
4.00%, 2/01/24	250	274,202
6.50%, 2/09/40	250	340,655
Sysco Corp.:
3.75%, 10/01/25	100	107,605
3.30%, 7/15/26	130	134,763
4.85%, 10/01/45	150	171,294
4.50%, 4/01/46	250	272,601
Tyson Foods, Inc.:
2.65%, 8/15/19	500	512,698
4.50%, 6/15/22	150	166,548
4.88%, 8/15/34	70	77,477
Unilever Capital Corp.:
2.20%, 3/06/19	200	204,531
4.25%, 2/10/21	200	222,207
3.10%, 7/30/25	250	267,850
2.00%, 7/28/26	250	245,072

		10,736,475
Gas Utilities — 0.1%
Atmos Energy Corp., 4.15%, 1/15/43	100	107,980
National Fuel Gas Co., 3.75%, 3/01/23	300	303,480
Southern California Gas Co., Series TT, 2.60%, 6/15/26	1,250	1,276,742
Southern Co. Gas Capital Corp.:
3.50%, 9/15/21	50	52,767
3.95%, 10/01/46	750	758,102

		2,499,071

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	13

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Health Care Equipment & Supplies — 0.4%
Baxter International, Inc., 2.60%, 8/15/26	$230	$227,344
Becton Dickinson & Co.:
1.80%, 12/15/17	250	251,138
6.38%, 8/01/19	1,000	1,128,366
2.68%, 12/15/19	500	516,355
3.30%, 3/01/23	200	211,153
6.00%, 5/15/39	250	318,027
4.69%, 12/15/44	250	285,121
Boston Scientific Corp.:
6.00%, 1/15/20	100	112,968
4.13%, 10/01/23	500	542,085
3.85%, 5/15/25	250	266,020
Medtronic, Inc.:
1.38%, 4/01/18	300	300,934
2.50%, 3/15/20	500	517,146
4.13%, 3/15/21	50	54,952
3.15%, 3/15/22	350	372,149
3.63%, 3/15/24	400	435,052
4.38%, 3/15/35	350	396,614
4.63%, 3/15/45	1,000	1,174,988
St. Jude Medical, Inc.:
3.25%, 4/15/23	150	154,560
3.88%, 9/15/25	45	47,962
Stryker Corp.:
1.30%, 4/01/18	200	200,174
3.38%, 11/01/25	580	608,337
3.50%, 3/15/26	500	529,672
4.63%, 3/15/46	250	280,409
Zimmer Holdings, Inc.:
3.15%, 4/01/22	500	517,235
4.25%, 8/15/35	295	299,367

		9,748,128
Health Care Providers & Services — 0.7%
Aetna, Inc.:
1.50%, 11/15/17	250	250,025
3.95%, 9/01/20	500	537,793
4.13%, 6/01/21	250	272,057
2.75%, 11/15/22	250	256,282
2.80%, 6/15/23	500	510,570
3.50%, 11/15/24	320	338,118
3.20%, 6/15/26	630	640,537
4.25%, 6/15/36	250	258,937
6.75%, 12/15/37	50	69,286
4.75%, 3/15/44	25	28,179
4.38%, 6/15/46	250	261,787
AmerisourceBergen Corp., 4.25%, 3/01/45	250	270,760
Anthem, Inc.:
1.88%, 1/15/18	950	954,571
2.25%, 8/15/19	225	227,896
3.13%, 5/15/22	200	208,181

Corporate Bonds	Par (000)	Value
Health Care Providers & Services (continued)
Anthem, Inc. (continued):
3.30%, 1/15/23	$100	$104,800
3.50%, 8/15/24	250	263,211
4.63%, 5/15/42	50	53,926
5.10%, 1/15/44	150	173,982
4.65%, 8/15/44	350	381,773
4.85%, 8/15/54	150	162,724
Ascension Health, 3.95%, 11/15/46	500	545,664
Cardinal Health, Inc.:
3.20%, 6/15/22	50	52,538
3.50%, 11/15/24	250	266,695
4.60%, 3/15/43	50	54,929
4.90%, 9/15/45	250	294,444
Cigna Corp.:
4.00%, 2/15/22	525	570,776
3.25%, 4/15/25	300	309,314
5.38%, 2/15/42	50	60,437
Dignity Health:
2.64%, 11/01/19	100	102,945
5.27%, 11/01/64	100	119,185
Express Scripts Holding Co.:
2.25%, 6/15/19	350	355,004
4.75%, 11/15/21	300	336,071
3.50%, 6/15/24	250	260,611
4.50%, 2/25/26	250	274,209
3.40%, 3/01/27	750	754,258
4.80%, 7/15/46	250	259,693
Humana, Inc.:
3.85%, 10/01/24	500	536,215
4.95%, 10/01/44	250	277,498
Kaiser Foundation Hospitals, 3.50%, 4/01/22	100	106,497
Laboratory Corp. of America Holdings:
3.75%, 8/23/22	100	106,605
4.00%, 11/01/23	100	107,702
3.60%, 2/01/25	75	78,783
4.70%, 2/01/45	150	163,152
McKesson Corp.:
2.85%, 3/15/23	150	153,498
3.80%, 3/15/24	500	539,217
4.88%, 3/15/44	250	293,887
New York and Presbyterian Hospital, 4.02%, 8/01/45	150	163,261
Quest Diagnostics, Inc.:
4.70%, 4/01/21	100	110,806
4.25%, 4/01/24	250	273,490
3.50%, 3/30/25	370	387,391
UnitedHealth Group, Inc.:
1.40%, 10/15/17	250	250,450
1.63%, 3/15/19	550	553,266
2.30%, 12/15/19	250	257,018

14	U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued):
2.13%, 3/15/21	$1,500	$1,527,894
3.35%, 7/15/22	750	805,358
2.88%, 3/15/23	250	260,780
3.10%, 3/15/26	500	522,383
4.63%, 7/15/35	555	644,505
6.88%, 2/15/38	100	146,555
5.95%, 2/15/41	100	134,412
3.95%, 10/15/42	150	159,372
4.75%, 7/15/45	250	299,797

		19,701,960
Hotels, Restaurants & Leisure — 0.1%
Carnival Corp., 3.95%, 10/15/20	250	270,245
Hyatt Hotels Corp., 3.38%, 7/15/23	190	195,390
Marriott International, Inc.:
3.00%, 3/01/19	100	102,843
3.25%, 9/15/22	100	104,800
McDonald’s Corp.:
1.88%, 5/29/19	100	101,065
3.50%, 7/15/20	50	53,340
3.25%, 6/10/24	400	431,893
3.38%, 5/26/25	500	526,678
3.70%, 1/30/26	250	268,962
4.70%, 12/09/35	315	356,755
3.70%, 2/15/42	100	99,109
4.88%, 12/09/45	250	290,143
Starbucks Corp., 3.85%, 10/01/23	250	278,926
Starwood Hotels & Resorts Worldwide, Inc., 4.50%, 10/01/34	250	262,092
Wyndham Worldwide Corp., 4.25%, 3/01/22	50	53,149

		3,395,390
Household Durables — 0.1%
Leggett & Platt, Inc., 3.80%, 11/15/24	200	208,892
Mohawk Industries, Inc., 3.85%, 2/01/23	125	131,398
Newell Brands, Inc.:
4.00%, 12/01/24	250	265,592
4.20%, 4/01/26	550	599,009
5.38%, 4/01/36	350	410,780
Whirlpool Corp., 5.15%, 3/01/43	200	234,184

		1,849,855
Household Products — 0.1%
Clorox Co.:
3.05%, 9/15/22	50	52,274

Corporate Bonds	Par (000)	Value
Household Products (continued)
Clorox Co. (continued):
3.50%, 12/15/24	$250	$267,224
Kimberly-Clark Corp.:
1.90%, 5/22/19	500	509,649
3.63%, 8/01/20	50	54,152
2.65%, 3/01/25	85	88,331
2.75%, 2/15/26	500	519,431
3.20%, 7/30/46	210	206,469
Procter & Gamble Co.:
2.30%, 2/06/22	250	257,958
3.10%, 8/15/23	500	538,059
5.55%, 3/05/37	250	352,218

		2,845,765
Independent Power and Renewable Electricity Producers — 0.0%
Exelon Generation Co. LLC:
4.25%, 6/15/22	500	536,604
5.60%, 6/15/42	50	52,208
Southern Power Co., 5.25%, 7/15/43	500	544,890

		1,133,702
Industrial Conglomerates — 0.3%
3M Co.:
1.63%, 6/15/19	350	353,977
1.63%, 9/19/21	500	501,261
2.00%, 6/26/22	500	507,882
3.00%, 8/07/25	250	268,833
3.13%, 9/19/46	250	247,072
General Electric Co.:
5.25%, 12/06/17	750	786,153
5.63%, 5/01/18	1,000	1,069,905
6.00%, 8/07/19	100	112,994
2.20%, 1/09/20	1,000	1,025,213
4.38%, 9/16/20	50	55,399
4.63%, 1/07/21	72	81,043
4.65%, 10/17/21	201	229,003
2.70%, 10/09/22	1,000	1,042,017
3.45%, 5/15/24	86	93,311
6.75%, 3/15/32	394	553,709
5.88%, 1/14/38	215	287,946
6.88%, 1/10/39	72	108,452
4.13%, 10/09/42	250	273,596
4.50%, 3/11/44	750	863,422
Koninklijke Philips NV:
3.75%, 3/15/22	250	270,470
5.00%, 3/15/42	250	277,768

		9,009,426
Insurance — 1.1%
Aflac, Inc.:
3.63%, 6/15/23	250	268,849
3.63%, 11/15/24	250	268,845

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	15

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Insurance (continued)
Aflac, Inc. (continued):
2.88%, 10/15/26	$750	$754,864
Alleghany Corp., 4.95%, 6/27/22	550	610,732
Allstate Corp, 5.75%, 8/15/53 (d)	250	268,437
Allstate Corp.:
3.15%, 6/15/23	250	265,003
4.50%, 6/15/43	150	176,161
American International Group, Inc.:
2.30%, 7/16/19	500	509,183
3.38%, 8/15/20	250	263,804
4.88%, 6/01/22	250	281,286
4.13%, 2/15/24	250	269,380
3.75%, 7/10/25	750	786,634
3.90%, 4/01/26	500	528,971
4.70%, 7/10/35	500	541,402
4.50%, 7/16/44	250	254,661
Aon PLC:
2.80%, 3/15/21	250	256,498
3.88%, 12/15/25	600	640,671
4.45%, 5/24/43	200	207,609
Arch Capital Group US, Inc., 5.14%, 11/01/43	125	137,141
Assurant, Inc., 2.50%, 3/15/18	250	252,914
Assured Guaranty US Holdings, Inc., 5.00%, 7/01/24	110	122,899
AXA SA, 8.60%, 12/15/30	50	70,500
Berkshire Hathaway Finance Corp.:
3.00%, 5/15/22	750	796,810
4.40%, 5/15/42	100	113,536
Berkshire Hathaway, Inc.:
1.55%, 2/09/18	500	502,899
2.10%, 8/14/19	500	511,182
2.20%, 3/15/21	500	514,310
2.75%, 3/15/23	500	519,592
3.13%, 3/15/26	400	420,424
4.50%, 2/11/43	100	115,846
Chubb Corp.:
6.00%, 5/11/37	50	67,937
Series 1, 6.50%, 5/15/38	100	144,052
Chubb INA Holdings, Inc.:
3.35%, 5/15/24	500	531,991
3.35%, 5/03/26	795	851,252
4.15%, 3/13/43	150	167,123
CNA Financial Corp.:
5.75%, 8/15/21	100	115,285
4.50%, 3/01/26	350	379,017
First American Financial Corp., 4.60%, 11/15/24	200	207,812
Hartford Financial Services Group, Inc.:
6.30%, 3/15/18	250	266,151
6.63%, 3/30/40	100	128,772

Corporate Bonds	Par (000)	Value
Insurance (continued)
Hartford Financial Services Group, Inc. (continued):
6.10%, 10/01/41	$100	$121,771
Lincoln National Corp.:
4.85%, 6/24/21	300	331,383
4.20%, 3/15/22	1,350	1,460,936
4.00%, 9/01/23	200	213,188
3.35%, 3/09/25	65	66,423
Loews Corp.:
2.63%, 5/15/23	250	252,314
3.75%, 4/01/26	500	531,086
Manulife Financial Corp., 4.15%, 3/04/26	500	546,507
Markel Corp., 3.63%, 3/30/23	250	258,578
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/19	235	238,611
2.35%, 3/06/20	190	193,365
4.80%, 7/15/21	50	55,840
3.30%, 3/14/23	500	524,083
MetLife, Inc.:
4.75%, 2/08/21	200	223,892
3.00%, 3/01/25	650	661,395
3.60%, 11/13/25	1,000	1,054,902
4.13%, 8/13/42	300	298,543
4.88%, 11/13/43	250	276,959
4.05%, 3/01/45	250	247,980
6.40%, 12/15/66	100	110,688
Old Republic International Corp., 4.88%, 10/01/24	250	270,322
Principal Financial Group, Inc.:
1.85%, 11/15/17	250	251,386
3.40%, 5/15/25	250	256,637
4.63%, 9/15/42	50	52,762
Progressive Corp.:
3.75%, 8/23/21	50	54,412
4.35%, 4/25/44	100	114,841
3.70%, 1/26/45	200	208,758
Prudential Financial, Inc.:
2.35%, 8/15/19	350	357,109
5.38%, 6/21/20	350	392,893
5.63%, 6/15/43 (d)	100	107,880
5.10%, 8/15/43	250	278,954
5.20%, 3/15/44 (d)	100	103,125
5.38%, 5/15/45 (d)	500	521,250
8.88%, 6/15/68 (d)	100	111,000
Travelers Cos., Inc.:
3.90%, 11/01/20	250	272,308
4.60%, 8/01/43	100	119,307
4.30%, 8/25/45	250	287,751
Travelers Property Casualty Corp., 6.38%, 3/15/33	100	136,733
Trinity Acquisition PLC, 4.40%, 3/15/26	500	523,651

16	U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Insurance (continued)
Unum Group, 5.75%, 8/15/42	$250	$282,782
Voya Financial, Inc.:
2.90%, 2/15/18	572	582,737
3.65%, 6/15/26	350	348,427
WR Berkley Corp., 4.63%, 3/15/22	200	219,397
XLIT Ltd.:
2.30%, 12/15/18	250	252,971
5.75%, 10/01/21	100	114,466
5.50%, 3/31/45	250	244,576

		28,225,314
Internet & Catalog Retail — 0.1%
Amazon.com, Inc.:
1.20%, 11/29/17	250	250,275
2.60%, 12/05/19	350	363,152
4.80%, 12/05/34	600	704,947

		1,318,374
Internet Software & Services — 0.1%
Alphabet, Inc.:
3.63%, 5/19/21	25	27,435
2.00%, 8/15/26	500	493,683
Baidu, Inc.:
3.25%, 8/06/18	205	210,369
2.75%, 6/09/19	350	357,507
eBay, Inc.:
2.20%, 8/01/19	500	506,411
3.25%, 10/15/20	50	52,178
3.80%, 3/09/22	640	684,399
2.60%, 7/15/22	50	50,403
Expedia, Inc., 4.50%, 8/15/24	250	263,206

		2,645,591
IT Services — 0.3%
Alibaba Group Holding Ltd.:
3.13%, 11/28/21	225	234,606
3.60%, 11/28/24	500	523,641
4.50%, 11/28/34	250	274,724
Broadridge Financial Solutions, Inc., 3.40%, 6/27/26	270	276,937
Fidelity National Information Services, Inc.:
2.00%, 4/15/18	250	252,139
3.50%, 4/15/23	25	26,232
5.00%, 10/15/25	500	570,182
3.00%, 8/15/26	750	742,633
Fiserv, Inc., 2.70%, 6/01/20	500	515,556
International Business Machines Corp.:
1.25%, 2/08/18	500	500,603
1.95%, 2/12/19	250	253,922
1.88%, 5/15/19	250	253,803
2.25%, 2/19/21	1,000	1,029,047

Corporate Bonds	Par (000)	Value
IT Services (continued)
International Business Machines Corp. (continued):
2.90%, 11/01/21	$100	$105,738
3.63%, 2/12/24	275	299,433
3.45%, 2/19/26	250	270,341
4.00%, 6/20/42	350	367,225
4.70%, 2/19/46	250	289,315
Total System Services, Inc., 2.38%, 6/01/18	250	252,046
Verisk Analytics, Inc., 4.00%, 6/15/25	250	265,461
Western Union Co.:
2.88%, 12/10/17	250	253,587
6.20%, 11/17/36	25	26,287
Xerox Corp.:
5.63%, 12/15/19	100	108,358
2.80%, 5/15/20	500	497,163
3.80%, 5/15/24	350	343,252

		8,532,231
Leisure Products — 0.0%
Hasbro, Inc., 5.10%, 5/15/44	60	64,371
Mattel, Inc., 1.70%, 3/15/18	200	200,619

		264,990
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 3.88%, 7/15/23	200	213,436
Life Technologies Corp., 6.00%, 3/01/20	100	111,822
Thermo Fisher Scientific, Inc.:
2.40%, 2/01/19	500	508,334
3.30%, 2/15/22	55	57,636
3.15%, 1/15/23	250	257,870
3.65%, 12/15/25	500	528,181

		1,677,279
Machinery — 0.1%
Caterpillar, Inc.:
3.90%, 5/27/21	50	54,712
3.40%, 5/15/24	500	538,572
5.20%, 5/27/41	100	123,082
3.80%, 8/15/42	250	256,226
Deere & Co., 3.90%, 6/09/42	50	54,190
Flowserve Corp., 3.50%, 9/15/22	100	103,729
Illinois Tool Works, Inc.:
1.95%, 3/01/19	250	254,926
4.88%, 9/15/41	50	61,168
3.90%, 9/01/42	75	82,814
Ingersoll-Rand Global Holding Co. Ltd.:
6.88%, 8/15/18	50	54,965
2.88%, 1/15/19	500	513,899

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	17

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Machinery (continued)
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44	$30	$32,733
Stanley Black & Decker, Inc., 2.90%, 11/01/22	150	157,320
Trinity Industries, Inc., 4.55%, 10/01/24	250	248,619
Valmont Industries, Inc., 5.00%, 10/01/44	250	242,409

		2,779,364
Media — 1.1%
21st Century Fox America, Inc.:
4.50%, 2/15/21	100	110,883
3.00%, 9/15/22	150	156,203
4.00%, 10/01/23	500	549,293
3.70%, 9/15/24	500	540,061
3.70%, 10/15/25	830	898,978
6.20%, 12/15/34	100	126,480
6.65%, 11/15/37	250	329,606
6.15%, 2/15/41	150	190,278
4.75%, 9/15/44	500	547,564
CBS Corp.:
4.00%, 1/15/26	500	530,307
4.85%, 7/01/42	325	339,648
Charter Communications Operating LLC/Charter Communications Operating Capital (b):
3.58%, 7/23/20	500	522,599
4.46%, 7/23/22	250	269,766
4.91%, 7/23/25	930	1,025,841
6.38%, 10/23/35	250	294,445
6.48%, 10/23/45	500	604,661
Cintas Corp. No 2, 4.30%, 6/01/21	25	27,533
Comcast Corp.:
5.15%, 3/01/20	350	392,442
2.75%, 3/01/23	750	777,143
3.60%, 3/01/24	250	273,466
3.38%, 8/15/25	500	537,318
3.15%, 3/01/26	750	792,051
2.35%, 1/15/27	100	98,669
4.25%, 1/15/33	650	721,939
4.20%, 8/15/34	235	259,842
4.40%, 8/15/35	250	283,162
3.20%, 7/15/36	500	489,049
6.45%, 3/15/37	200	276,126
4.65%, 7/15/42	150	173,341
4.75%, 3/01/44	250	294,145
4.60%, 8/15/45	250	288,739
3.40%, 7/15/46	500	486,051
Discovery Communications LLC:
4.38%, 6/15/21	50	54,373
3.25%, 4/01/23	50	50,625

Corporate Bonds	Par (000)	Value
Media (continued)
Discovery Communications LLC (continued):
4.90%, 3/11/26	$330	$358,539
4.95%, 5/15/42	50	47,340
4.88%, 4/01/43	150	142,751
Grupo Televisa SAB:
5.00%, 5/13/45	200	190,752
6.13%, 1/31/46	250	273,589
Interpublic Group of Cos., Inc., 4.20%, 4/15/24	250	268,473
NBCUniversal Media LLC:
4.38%, 4/01/21	600	667,615
2.88%, 1/15/23	250	260,355
6.40%, 4/30/40	200	279,915
5.95%, 4/01/41	250	335,857
Omnicom Group, Inc.:
3.63%, 5/01/22	125	133,903
3.65%, 11/01/24	70	74,385
3.60%, 4/15/26	500	528,442
Scripps Networks Interactive, Inc., 3.90%, 11/15/24	250	262,602
Thomson Reuters Corp.:
6.50%, 7/15/18	250	271,098
4.30%, 11/23/23	250	272,509
3.35%, 5/15/26	140	143,699
4.50%, 5/23/43	250	254,804
Time Warner Cable, Inc.:
8.25%, 4/01/19	300	345,439
5.00%, 2/01/20	500	541,998
4.13%, 2/15/21	100	106,145
6.55%, 5/01/37	150	177,845
6.75%, 6/15/39	300	364,965
5.88%, 11/15/40	250	277,622
5.50%, 9/01/41	250	266,852
4.50%, 9/15/42	475	453,273
Time Warner, Inc.:
4.88%, 3/15/20	250	276,120
4.70%, 1/15/21	500	556,031
3.60%, 7/15/25	250	265,926
3.88%, 1/15/26	1,000	1,083,125
7.63%, 4/15/31	250	354,444
7.70%, 5/01/32	250	355,471
6.25%, 3/29/41	150	193,228
4.90%, 6/15/42	350	391,462
5.35%, 12/15/43	250	297,461
4.65%, 6/01/44	250	270,708
Viacom, Inc.:
2.50%, 9/01/18	500	505,450
5.63%, 9/15/19	250	273,273
3.13%, 6/15/22	150	153,006
3.25%, 3/15/23	200	198,746
4.25%, 9/01/23	250	265,661
6.88%, 4/30/36	250	294,046

18	U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Media (continued)
Viacom, Inc. (continued):
4.38%, 3/15/43	$70	$64,264
5.85%, 9/01/43	100	112,785
5.25%, 4/01/44	250	261,736
Walt Disney Co.:
1.85%, 5/30/19	500	508,409
2.15%, 9/17/20	500	515,183
2.30%, 2/12/21	500	515,264
3.75%, 6/01/21	50	54,873
2.35%, 12/01/22	300	310,027
3.15%, 9/17/25	165	178,680
3.00%, 2/13/26	200	211,866
3.00%, 7/30/46	75	70,288
Series E, 4.13%, 12/01/41	250	281,086
WPP Finance 2010:
4.75%, 11/21/21	100	112,171
3.75%, 9/19/24	250	266,165

		29,810,349
Metals & Mining — 0.3%
Barrick Gold Corp.:
4.10%, 5/01/23	157	169,312
5.25%, 4/01/42	200	219,322
Barrick North America Finance LLC:
5.70%, 5/30/41	250	284,485
5.75%, 5/01/43	250	293,160
BHP Billiton Finance USA Ltd.:
2.05%, 9/30/18	175	177,389
2.88%, 2/24/22	250	262,469
3.85%, 9/30/23	250	273,689
5.00%, 9/30/43	350	413,669
Goldcorp, Inc.:
2.13%, 3/15/18	150	150,488
3.63%, 6/09/21	250	263,519
Newmont Mining Corp.:
3.50%, 3/15/22	950	986,707
4.88%, 3/15/42	300	316,107
Nucor Corp., 5.20%, 8/01/43	250	285,047
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	25	26,130
Rio Tinto Finance USA Ltd.:
2.88%, 8/21/22	597	626,852
3.75%, 6/15/25	500	537,925
5.20%, 11/02/40	350	409,798
4.75%, 3/22/42	100	111,161
Southern Copper Corp.:
3.88%, 4/23/25	750	752,998
6.75%, 4/16/40	100	108,983
5.88%, 4/23/45	365	363,112
Vale Overseas Ltd.:
5.88%, 6/10/21	750	785,250
4.38%, 1/11/22	750	741,562

Corporate Bonds	Par (000)	Value
Metals & Mining (continued)
Vale Overseas Ltd. (continued):
6.88%, 11/21/36	$200	$194,400
6.88%, 11/10/39	250	241,875
Vale SA, 5.63%, 9/11/42	250	210,000

		9,205,409
Multi-Utilities — 0.2%
CenterPoint Energy Resources Corp., 5.85%, 1/15/41	250	301,613
CMS Energy Corp., 4.70%, 3/31/43	200	228,609
Consolidated Edison Co. of New York, Inc.:
6.65%, 4/01/19	100	112,571
3.30%, 12/01/24	250	268,222
4.20%, 3/15/42	400	437,505
3.95%, 3/01/43	150	158,301
4.45%, 3/15/44	250	286,429
Dominion Gas Holdings LLC:
2.80%, 11/15/20	500	517,318
3.60%, 12/15/24	250	265,705
Dominion Resources, Inc.:
3.63%, 12/01/24	250	264,747
7.00%, 6/15/38	250	342,473
4.90%, 8/01/41	50	55,885
ONE Gas, Inc., 4.66%, 2/01/44	250	289,794
San Diego Gas & Electric Co.:
3.60%, 9/01/23	250	275,100
4.30%, 4/01/42	100	114,680
SCANA Corp., 4.13%, 2/01/22	100	104,536
Sempra Energy:
2.40%, 3/15/20	250	254,715
4.05%, 12/01/23	250	273,946
3.55%, 6/15/24	250	264,095
3.75%, 11/15/25	250	269,197

		5,085,441
Multiline Retail — 0.1%
Dollar General Corp., 1.88%, 4/15/18	250	251,463
Kohl’s Corp.:
4.00%, 11/01/21	50	53,497
5.55%, 7/17/45	100	98,050
Nordstrom, Inc., 4.00%, 10/15/21	100	107,246
Target Corp.:
6.00%, 1/15/18	500	530,896
2.30%, 6/26/19	750	771,755
2.90%, 1/15/22	150	158,424
4.00%, 7/01/42	350	381,214

		2,352,545

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	19

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels — 2.7%
Alberta Energy Co. Ltd., 7.38%, 11/01/31	$250	$275,714
Anadarko Petroleum Corp.:
5.55%, 3/15/26	590	666,723
6.45%, 9/15/36	350	408,905
4.50%, 7/15/44	250	229,375
6.60%, 3/15/46	500	608,377
Apache Corp.:
3.25%, 4/15/22	645	661,862
6.00%, 1/15/37	100	114,091
5.10%, 9/01/40	250	259,298
4.75%, 4/15/43	250	255,440
4.25%, 1/15/44	100	97,142
Boardwalk Pipelines LP, 3.38%, 2/01/23	200	189,768
BP Capital Markets PLC:
1.38%, 5/10/18	250	249,955
2.24%, 9/26/18	300	304,662
2.24%, 5/10/19	500	507,983
2.52%, 1/15/20	115	118,115
2.32%, 2/13/20	250	254,828
4.74%, 3/11/21	50	56,273
2.11%, 9/16/21	500	502,906
3.06%, 3/17/22	210	219,978
3.25%, 5/06/22	100	105,322
2.75%, 5/10/23	350	355,848
3.99%, 9/26/23	250	273,174
3.12%, 5/04/26	350	357,667
3.02%, 1/16/27	500	507,879
Buckeye Partners LP, 4.15%, 7/01/23	250	254,662
Canadian Natural Resources Ltd.:
3.45%, 11/15/21	1,100	1,132,217
3.80%, 4/15/24	250	248,798
3.90%, 2/01/25	250	251,014
6.25%, 3/15/38	50	55,934
Chevron Corp.:
1.72%, 6/24/18	500	504,406
1.56%, 5/16/19	500	502,644
2.19%, 11/15/19	555	566,218
2.43%, 6/24/20	550	565,810
2.41%, 3/03/22	145	148,197
3.33%, 11/17/25	500	535,135
2.95%, 5/16/26	250	258,324
CNOOC Finance 2013 Ltd., 3.00%, 5/09/23	300	303,528
CNOOC Finance 2015 Australia Pty Ltd., 2.63%, 5/05/20	500	509,503
CNOOC Finance 2015 USA LLC, 3.50%, 5/05/25	500	514,512
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	500	540,659

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Columbia Pipeline Group, Inc., 4.50%, 6/01/25	$250	$271,541
ConocoPhillips Co.:
1.05%, 12/15/17	1,000	993,101
2.40%, 12/15/22	500	495,812
4.95%, 3/15/26	500	563,583
4.15%, 11/15/34	395	394,210
6.50%, 2/01/39	400	516,331
5.95%, 3/15/46	250	313,767
ConocoPhillips Holding Co., 6.95%, 4/15/29	100	127,165
Devon Energy Corp.:
4.00%, 7/15/21	150	156,509
5.85%, 12/15/25	250	281,345
5.00%, 6/15/45	500	486,418
Ecopetrol SA:
7.63%, 7/23/19	100	114,125
5.88%, 9/18/23	350	377,563
5.38%, 6/26/26	500	520,475
5.88%, 5/28/45	250	229,325
Enable Midstream Partners LP, 2.40%, 5/15/19	350	342,848
Enbridge Energy Partners LP:
4.20%, 9/15/21	100	106,029
5.88%, 10/15/25	500	574,823
Enbridge, Inc.:
3.50%, 6/10/24	65	64,570
4.50%, 6/10/44	250	231,513
Encana Corp., 3.90%, 11/15/21	250	250,495
Energy Transfer Partners LP:
9.70%, 3/15/19	44	50,481
5.20%, 2/01/22	250	270,967
3.60%, 2/01/23	150	147,623
4.90%, 2/01/24	250	260,369
4.75%, 1/15/26	1,000	1,033,151
4.90%, 3/15/35	250	230,766
5.95%, 10/01/43	150	151,511
6.13%, 12/15/45	250	261,108
EnLink Midstream Partners LP:
4.85%, 7/15/26	500	503,137
5.05%, 4/01/45	150	132,783
Enterprise Products Operating LLC:
2.55%, 10/15/19	500	508,981
3.90%, 2/15/24	125	130,742
3.75%, 2/15/25	790	818,711
3.70%, 2/15/26	210	216,176
5.95%, 2/01/41	150	173,744
4.45%, 2/15/43	325	318,284
4.85%, 3/15/44	200	207,850
5.10%, 2/15/45	250	268,866
4.90%, 5/15/46	350	367,855
EOG Resources, Inc.:
5.63%, 6/01/19	150	164,291

20	U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc. (continued):
3.15%, 4/01/25	$80	$81,114
5.10%, 1/15/36	250	283,910
EQT Corp., 4.88%, 11/15/21	50	54,748
Exxon Mobil Corp.:
2.22%, 3/01/21	500	510,915
2.40%, 3/06/22	500	512,565
3.18%, 3/15/24	250	266,045
2.71%, 3/06/25	250	256,889
3.04%, 3/01/26	620	649,932
4.11%, 3/01/46	500	558,896
Hess Corp.:
4.30%, 4/01/27	500	503,893
5.60%, 2/15/41	550	548,219
Husky Energy, Inc.:
3.95%, 4/15/22	150	158,843
4.00%, 4/15/24	500	521,849
Kinder Morgan Energy Partners LP:
4.30%, 5/01/24	500	517,078
2.65%, 2/01/19	245	247,058
5.80%, 3/01/21	250	279,267
5.00%, 10/01/21	200	218,226
3.95%, 9/01/22	225	235,050
3.45%, 2/15/23	500	498,428
4.25%, 9/01/24	155	159,536
6.50%, 2/01/37	100	107,838
6.95%, 1/15/38	250	283,814
5.00%, 8/15/42	75	71,144
5.50%, 3/01/44	250	252,793
5.40%, 9/01/44	250	250,627
Kinder Morgan, Inc.:
3.05%, 12/01/19	250	255,465
4.30%, 6/01/25	410	426,118
5.30%, 12/01/34	250	249,244
5.55%, 6/01/45	250	256,473
5.05%, 2/15/46	250	238,061
Magellan Midstream Partners LP:
3.20%, 3/15/25	500	502,281
4.25%, 9/15/46	250	249,240
Marathon Oil Corp.:
5.90%, 3/15/18	100	104,515
2.80%, 11/01/22	400	370,466
3.85%, 6/01/25	250	237,411
5.20%, 6/01/45	250	224,164
Marathon Petroleum Corp.:
5.13%, 3/01/21	150	165,713
3.63%, 9/15/24	115	115,861
4.75%, 9/15/44	250	223,831
5.85%, 12/15/45	250	253,970
MPLX LP:
4.50%, 7/15/23	250	254,856
4.88%, 12/01/24	250	258,582
4.88%, 6/01/25	250	258,321

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Nabors Industries, Inc.:
5.00%, 9/15/20	$50	$49,271
4.63%, 9/15/21	250	235,592
Nexen Energy ULC, 6.40%, 5/15/37	100	133,271
Noble Energy, Inc.:
5.63%, 5/01/21	250	260,431
4.15%, 12/15/21	150	159,496
5.25%, 11/15/43	500	508,951
Occidental Petroleum Corp.:
4.10%, 2/01/21	50	54,345
3.50%, 6/15/25	250	266,174
3.40%, 4/15/26	390	411,453
4.40%, 4/15/46	250	275,975
ONEOK Partners LP:
2.00%, 10/01/17	250	250,201
3.38%, 10/01/22	500	504,495
4.90%, 3/15/25	250	268,932
6.13%, 2/01/41	300	323,238
Petroleos Mexicanos:
3.50%, 7/18/18	350	358,050
3.13%, 1/23/19	250	252,250
3.50%, 7/23/20	500	503,500
4.88%, 1/24/22	400	408,000
3.50%, 1/30/23	400	377,400
4.63%, 9/21/23 (b)	500	500,700
4.50%, 1/23/26	1,000	969,800
6.88%, 8/04/26 (b)	500	563,750
6.50%, 6/02/41	300	291,750
5.50%, 6/27/44	350	303,415
6.38%, 1/23/45	750	716,250
5.63%, 1/23/46	550	479,765
6.75%, 9/21/47 (b)	250	250,000
Phillips 66:
4.65%, 11/15/34	355	384,177
5.88%, 5/01/42	100	125,484
4.88%, 11/15/44	250	277,722
Pioneer Natural Resources Co., 3.95%, 7/15/22	150	159,620
Plains All American Pipeline LP/PAA Finance Corp.:
3.65%, 6/01/22	500	506,839
2.85%, 1/31/23	250	236,937
3.60%, 11/01/24	750	726,715
5.15%, 6/01/42	50	46,830
4.70%, 6/15/44	250	219,817
Regency Energy Partners LP/Regency Energy Finance Corp., 5.88%, 3/01/22	500	551,338
Shell International Finance BV:
1.25%, 11/10/17	500	500,860
1.38%, 5/10/19	250	249,311
4.38%, 3/25/20	100	109,146

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	21

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Shell International Finance BV (continued):
2.13%, 5/11/20	$750	$761,317
2.25%, 11/10/20	120	122,255
1.88%, 5/10/21	250	250,265
3.25%, 5/11/25	250	263,368
2.88%, 5/10/26	500	507,473
4.13%, 5/11/35	500	536,299
6.38%, 12/15/38	300	408,036
5.50%, 3/25/40	300	368,324
4.55%, 8/12/43	200	220,602
4.00%, 5/10/46	750	767,253
3.75%, 9/12/46	150	148,085
Spectra Energy Capital LLC, 3.30%, 3/15/23	150	148,648
Spectra Energy Partners LP:
4.75%, 3/15/24	250	274,446
3.50%, 3/15/25	250	252,905
Statoil ASA:
1.95%, 11/08/18	250	252,452
2.75%, 11/10/21	500	521,381
2.65%, 1/15/24	500	511,778
3.70%, 3/01/24	250	271,705
3.25%, 11/10/24	500	532,088
5.10%, 8/17/40	100	119,634
Suncor Energy, Inc.:
6.10%, 6/01/18	200	214,826
3.60%, 12/01/24	165	172,954
6.50%, 6/15/38	500	654,696
6.85%, 6/01/39	250	339,172
Sunoco Logistics Partners Operations LP:
4.25%, 4/01/24	400	415,498
4.95%, 1/15/43	250	240,196
5.30%, 4/01/44	100	100,925
TC PipeLines LP, 4.38%, 3/13/25	250	254,625
Total Capital Canada Ltd., 2.75%, 7/15/23	150	155,150
Total Capital International SA:
2.13%, 1/10/19	350	356,229
2.75%, 6/19/21	250	261,113
2.70%, 1/25/23	500	514,893
Total Capital SA, 2.13%, 8/10/18	500	508,159
TransCanada PipeLines Ltd.:
1.88%, 1/12/18	500	502,005
4.88%, 1/15/26	600	694,130
4.63%, 3/01/34	250	275,657
6.20%, 10/15/37	200	255,211
7.63%, 1/15/39	250	370,127
5.00%, 10/16/43	150	173,436
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 2/01/26 (b)	250	323,660

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Transcontinental Gas Pipe Line Co. LLC (continued):
4.45%, 8/01/42	$250	$240,502
Valero Energy Corp.:
6.13%, 2/01/20	150	169,248
3.65%, 3/15/25	500	510,797
6.63%, 6/15/37	300	351,515
Western Gas Partners LP:
4.00%, 7/01/22	250	255,626
4.65%, 7/01/26	250	258,724
Williams Partners LP:
5.25%, 3/15/20	500	541,290
4.00%, 11/15/21	250	258,737
4.30%, 3/04/24	250	255,662
3.90%, 1/15/25	250	249,479
4.00%, 9/15/25	250	249,955
6.30%, 4/15/40	250	274,846

		72,183,647
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, 4.75%, 1/11/22	50	53,457
Georgia-Pacific LLC, 8.88%, 5/15/31	525	830,501
International Paper Co.:
3.65%, 6/15/24	500	525,911
5.00%, 9/15/35	250	274,625
4.80%, 6/15/44	250	263,881
4.40%, 8/15/47	500	505,633
Westvaco Corp., 8.20%, 1/15/30	100	136,356

		2,590,364
Personal Products — 0.0%
Colgate-Palmolive Co.:
1.75%, 3/15/19	250	253,826
3.25%, 3/15/24	250	274,676

		528,502
Pharmaceuticals — 1.4%
Abbott Laboratories:
2.00%, 3/15/20	500	508,837
2.55%, 3/15/22	1,000	1,027,529
5.30%, 5/27/40	250	302,524
AbbVie, Inc.:
1.75%, 11/06/17	300	300,986
1.80%, 5/14/18	500	502,042
2.00%, 11/06/18	150	151,536
2.50%, 5/14/20	500	499,899
2.30%, 5/14/21	750	756,514
3.60%, 5/14/25	500	522,631
3.20%, 5/14/26	185	187,285
4.50%, 5/14/35	450	479,572
4.30%, 5/14/36	200	207,552

22	U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Pharmaceuticals (continued)
AbbVie, Inc. (continued):
4.40%, 11/06/42	$400	$416,218
4.70%, 5/14/45	250	269,195
4.45%, 5/14/46	250	261,098
Actavis Funding SCS:
2.35%, 3/12/18	750	757,733
3.00%, 3/12/20	1,000	1,032,515
3.45%, 3/15/22	155	162,725
3.80%, 3/15/25	750	793,765
4.55%, 3/15/35	380	403,635
4.85%, 6/15/44	250	274,989
4.75%, 3/15/45	500	546,712
Actavis, Inc., 3.25%, 10/01/22	150	155,479
Allergan, Inc., 1.35%, 3/15/18	250	249,062
AstraZeneca PLC:
1.75%, 11/16/18	1,000	1,007,685
1.95%, 9/18/19	500	507,327
2.38%, 11/16/20	1,500	1,542,597
3.38%, 11/16/25	700	747,579
6.45%, 9/15/37	100	139,446
4.38%, 11/16/45	650	719,907
Baxalta, Inc.:
2.88%, 6/23/20	500	512,746
4.00%, 6/23/25	100	106,727
5.25%, 6/23/45	350	414,073
Bristol-Myers Squibb Co.:
1.75%, 3/01/19	250	253,206
2.00%, 8/01/22	250	252,241
4.50%, 3/01/44	250	299,467
Eli Lilly & Co.:
1.95%, 3/15/19	250	254,322
2.75%, 6/01/25	45	47,429
3.70%, 3/01/45	250	268,780
GlaxoSmithKline Capital PLC, 2.85%, 5/08/22	650	683,998
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/18	100	106,901
2.80%, 3/18/23	500	523,466
6.38%, 5/15/38	300	432,616
Johnson & Johnson:
1.65%, 3/01/21	500	507,341
2.45%, 12/05/21	450	472,457
2.45%, 3/01/26	370	380,247
4.38%, 12/05/33	250	299,881
3.55%, 3/01/36	750	832,096
4.50%, 9/01/40	100	125,424
Merck & Co., Inc.:
3.88%, 1/15/21	250	272,388
2.35%, 2/10/22	500	514,455
2.75%, 2/10/25	570	590,668
4.15%, 5/18/43	250	282,798
3.70%, 2/10/45	400	423,396

Corporate Bonds	Par (000)	Value
Pharmaceuticals (continued)
Merck Sharp & Dohme Corp., 5.00%, 6/30/19	$500	$550,152
Mylan NV, 3.95%, 6/15/26 (b)	750	755,653
Mylan, Inc., 4.20%, 11/29/23	250	261,616
Novartis Capital Corp.:
4.40%, 4/24/20	100	110,192
3.40%, 5/06/24	650	711,287
3.00%, 11/20/25	1,100	1,163,593
4.40%, 5/06/44	250	295,276
Perrigo Co. PLC, 2.30%, 11/08/18	250	250,858
Perrigo Finance PLC:
3.90%, 12/15/24	250	253,672
4.38%, 3/15/26	250	260,897
Pfizer, Inc.:
1.50%, 6/15/18	500	502,977
1.45%, 6/03/19	500	502,963
1.95%, 6/03/21	500	506,427
5.80%, 8/12/23	500	615,463
2.75%, 6/03/26	115	118,860
7.20%, 3/15/39	250	382,950
4.30%, 6/15/43	500	566,531
4.40%, 5/15/44	250	288,809
Sanofi, 1.25%, 4/10/18	250	250,499
Shire Acquisitions Investments Ireland DAC:
2.88%, 9/23/23	500	502,421
3.20%, 9/23/26	900	904,841
Teva Pharmaceutical Finance Co. BV:
3.65%, 11/10/21	113	120,017
2.95%, 12/18/22	309	316,815
Teva Pharmaceutical Finance Netherlands III BV:
2.20%, 7/21/21	500	498,114
2.80%, 7/21/23	500	501,283
3.15%, 10/01/26	640	642,961
4.10%, 10/01/46	250	248,815
Zoetis, Inc., 4.70%, 2/01/43	400	420,956

		36,796,595
Real Estate — 0.1%
Boston Properties LP:
3.70%, 11/15/18	200	208,367
3.13%, 9/01/23	250	256,943
3.65%, 2/01/26	190	200,953
Brandywine Operating Partnership LP, 3.95%, 2/15/23	250	255,355
Duke Realty LP, 3.63%, 4/15/23	250	262,142
Host Hotels & Resorts LP:
5.25%, 3/15/22	250	276,543
Series E, 4.00%, 6/15/25	190	193,589
Liberty Property LP, 4.40%, 2/15/24	250	272,997

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	23

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Real Estate (continued)
National Retail Properties, Inc., 3.30%, 4/15/23	$500	$511,862
Prologis LP, 3.75%, 11/01/25	45	48,414
Ventas Realty LP / Ventas Capital Corp.:
2.70%, 4/01/20	250	256,190
4.25%, 3/01/22	100	108,941

		2,852,296
Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc., 4.30%, 1/15/26	250	269,600
American Tower Corp.:
3.40%, 2/15/19	250	259,761
2.80%, 6/01/20	250	256,445
5.05%, 9/01/20	25	27,639
5.90%, 11/01/21	500	583,219
4.70%, 3/15/22	100	111,150
3.50%, 1/31/23	150	156,460
4.40%, 2/15/26	30	32,858
3.38%, 10/15/26	500	506,808
AvalonBay Communities, Inc.:
2.95%, 9/15/22	100	102,610
3.45%, 6/01/25	100	104,168
3.90%, 10/15/46 (e)	250	247,066
Brixmor Operating Partnership LP, 4.13%, 6/15/26	250	259,091
DDR Corp.:
4.63%, 7/15/22	100	108,505
4.25%, 2/01/26	250	264,128
Digital Realty Trust LP, 4.75%, 10/01/25	500	542,532
ERP Operating LP:
4.75%, 7/15/20	100	109,719
4.50%, 7/01/44	150	164,159
Essex Portfolio LP, 3.88%, 5/01/24	100	106,014
HCP, Inc.:
2.63%, 2/01/20	250	253,597
5.38%, 2/01/21	250	280,063
3.15%, 8/01/22	100	101,341
4.00%, 12/01/22	250	264,195
4.00%, 6/01/25	500	513,408
Healthcare Realty Trust, Inc., 3.75%, 4/15/23	150	153,829
Hospitality Properties Trust, 5.00%, 8/15/22	200	217,123
Kilroy Realty LP, 6.63%, 6/01/20	250	286,686
Kimco Realty Corp.:
3.20%, 5/01/21	250	261,050
2.80%, 10/01/26	500	495,700
Mid-America Apartments LP, 4.30%, 10/15/23	200	216,011

Corporate Bonds	Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
Omega Healthcare Investors, Inc.:
5.88%, 3/15/24	$250	$261,186
4.50%, 4/01/27	250	251,315
Realty Income Corp., 4.65%, 8/01/23	250	275,584
Simon Property Group LP:
4.13%, 12/01/21	100	110,171
3.38%, 3/15/22	100	106,263
3.38%, 10/01/24	500	530,994
4.75%, 3/15/42	100	116,188
4.25%, 10/01/44	250	272,434
Ventas Realty LP:
4.13%, 1/15/26	250	268,880
3.25%, 10/15/26	500	504,672
Welltower, Inc.:
4.13%, 4/01/19	200	210,321
5.25%, 1/15/22	50	56,666
4.00%, 6/01/25	250	265,094
4.25%, 4/01/26	350	377,871
Weyerhaeuser Co., 7.38%, 3/15/32	350	473,848

		11,336,422
Real Estate Management & Development — 0.0%
CBRE Services, Inc., 4.88%, 3/01/26	250	260,616
Road & Rail — 0.4%
Burlington Northern Santa Fe LLC:
4.70%, 10/01/19	750	824,248
3.75%, 4/01/24	50	55,003
3.65%, 9/01/25	750	825,718
5.40%, 6/01/41	50	63,914
4.40%, 3/15/42	150	167,893
4.38%, 9/01/42	250	280,426
4.45%, 3/15/43	200	226,948
5.15%, 9/01/43	250	310,903
4.90%, 4/01/44	500	606,081
4.55%, 9/01/44	250	289,448
Canadian National Railway Co.:
2.95%, 11/21/24	305	322,212
2.75%, 3/01/26	560	581,739
3.50%, 11/15/42	100	102,059
Canadian Pacific Railway Co.:
4.45%, 3/15/23	500	555,732
2.90%, 2/01/25	250	255,852
4.80%, 9/15/35	250	285,598
5.75%, 1/15/42	25	31,750
4.80%, 8/01/45	110	128,531
CSX Corp.:
3.70%, 10/30/20	100	106,878
3.35%, 11/01/25	250	268,091
4.75%, 5/30/42	100	114,620
3.95%, 5/01/50	200	199,690

24	U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Road & Rail (continued)
CSX Corp. (continued):
4.50%, 8/01/54	$250	$270,386
Kansas City Southern, 3.13%, 6/01/26	250	253,845
Norfolk Southern Corp.:
3.00%, 4/01/22	750	784,602
3.85%, 1/15/24	250	273,278
3.95%, 10/01/42	100	103,505
4.80%, 8/15/43	350	405,693
4.45%, 6/15/45	250	279,402
Union Pacific Corp.:
4.16%, 7/15/22	100	112,353
3.65%, 2/15/24	1,000	1,092,301
3.25%, 8/15/25	250	268,802
4.30%, 6/15/42	50	55,980
4.75%, 12/15/43	250	298,104
4.05%, 11/15/45	250	273,793
4.05%, 3/01/46	140	154,093

		11,229,471
Semiconductors & Semiconductor Equipment — 0.3%
Altera Corp., 4.10%, 11/15/23	250	282,275
Applied Materials, Inc.:
4.30%, 6/15/21	500	556,249
3.90%, 10/01/25	160	176,869
5.85%, 6/15/41	50	61,957
Intel Corp.:
1.35%, 12/15/17	300	300,937
1.70%, 5/19/21	1,000	1,007,904
4.80%, 10/01/41	300	353,390
4.90%, 7/29/45	500	596,405
4.10%, 5/19/46	500	535,150
KLA-Tencor Corp., 4.65%, 11/01/24	305	335,164
Lam Research Corp., 3.80%, 3/15/25	230	239,596
Maxim Integrated Products, Inc., 3.38%, 3/15/23	100	102,534
QUALCOMM, Inc.:
2.25%, 5/20/20	500	510,536
3.45%, 5/20/25	250	266,245
4.65%, 5/20/35	250	268,365
4.80%, 5/20/45	250	272,927
Seagate HDD Cayman:
3.75%, 11/15/18	125	128,434
4.75%, 6/01/23	500	495,000
Texas Instruments, Inc., 1.75%, 5/01/20	250	253,357
Xilinx, Inc., 3.00%, 3/15/21	75	77,952

		6,821,246
Software — 0.6%
Autodesk, Inc., 1.95%, 12/15/17	75	75,453

Corporate Bonds	Par (000)	Value
Software (continued)
CA, Inc., 4.50%, 8/15/23	$170	$185,052
Hewlett Packard Enterprise Co. (b):
4.40%, 10/15/22	500	533,155
4.90%, 10/15/25	750	800,479
6.35%, 10/15/45	250	257,986
Microsoft Corp.:
1.63%, 12/06/18	250	253,059
1.10%, 8/08/19	500	498,406
1.85%, 2/12/20	500	508,280
3.00%, 10/01/20	50	53,054
2.00%, 11/03/20	500	510,365
1.55%, 8/08/21	500	497,957
2.65%, 11/03/22	500	521,200
2.00%, 8/08/23	250	249,666
3.13%, 11/03/25	500	531,876
2.40%, 8/08/26	485	485,410
3.50%, 2/12/35	165	168,922
4.20%, 11/03/35	250	279,467
3.45%, 8/08/36	250	254,669
5.30%, 2/08/41	100	127,246
3.75%, 5/01/43	150	154,310
4.45%, 11/03/45	500	568,452
3.70%, 8/08/46	1,000	1,012,185
4.00%, 2/12/55	500	511,638
4.75%, 11/03/55	250	288,770
3.95%, 8/08/56	250	253,281
Oracle Corp.:
1.20%, 10/15/17	750	750,029
5.75%, 4/15/18	150	160,469
2.25%, 10/08/19	500	512,360
3.88%, 7/15/20	100	108,770
1.90%, 9/15/21	500	501,269
2.40%, 9/15/23	1,000	1,008,020
2.95%, 5/15/25	500	516,466
2.65%, 7/15/26	745	745,136
3.25%, 5/15/30	250	261,255
4.30%, 7/08/34	250	271,130
3.90%, 5/15/35	500	516,920
6.13%, 7/08/39	500	670,277
5.38%, 7/15/40	150	184,381
4.50%, 7/08/44	250	275,052
4.13%, 5/15/45	250	261,847
4.00%, 7/15/46	250	258,328
4.38%, 5/15/55	250	265,567

		16,847,614
Specialty Retail — 0.3%
Advance Auto Parts, Inc., 4.50%, 12/01/23	250	270,768
AutoZone, Inc.:
3.70%, 4/15/22	50	53,343
3.13%, 7/15/23	250	259,033
3.25%, 4/15/25	165	170,890

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	25

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Specialty Retail (continued)
Bed Bath & Beyond, Inc., 5.17%, 8/01/44	$250	$241,726
Home Depot, Inc.:
2.00%, 6/15/19	350	357,284
2.00%, 4/01/21	500	508,360
4.40%, 4/01/21	150	167,097
2.63%, 6/01/22	750	778,814
3.35%, 9/15/25	500	541,918
3.00%, 4/01/26	500	528,961
2.13%, 9/15/26	500	491,245
5.88%, 12/16/36	100	137,158
4.20%, 4/01/43	250	281,713
4.40%, 3/15/45	250	291,104
4.25%, 4/01/46	250	288,698
3.50%, 9/15/56	140	136,813
Lowe’s Cos., Inc.:
4.63%, 4/15/20	100	109,633
3.12%, 4/15/22	100	106,097
3.38%, 9/15/25	500	539,014
2.50%, 4/15/26	955	958,478
5.00%, 9/15/43	150	182,764
4.25%, 9/15/44	250	277,711
3.70%, 4/15/46	250	258,295
Macy’s Retail Holdings, Inc.:
3.88%, 1/15/22	300	315,854
4.38%, 9/01/23	200	211,369
3.63%, 6/01/24	250	251,133
5.13%, 1/15/42	250	235,355
QVC, Inc., 5.45%, 8/15/34	200	185,122
Staples, Inc., 2.75%, 1/12/18	150	151,185

		9,286,935
Technology Hardware, Storage & Peripherals — 0.5%
Adobe Systems, Inc., 3.25%, 2/01/25	70	73,721
Apple, Inc.:
1.30%, 2/23/18	1,000	1,002,942
1.00%, 5/03/18	500	499,303
1.10%, 8/02/19	750	747,054
2.00%, 5/06/20	500	511,182
2.25%, 2/23/21	500	512,899
1.55%, 8/04/21	1,000	998,268
2.85%, 2/23/23	250	263,178
2.50%, 2/09/25	140	141,708
3.20%, 5/13/25	750	799,377
3.25%, 2/23/26	660	701,519
2.45%, 8/04/26	910	910,890
4.50%, 2/23/36	250	285,472
3.85%, 5/04/43	250	255,498
4.45%, 5/06/44	250	280,171
3.45%, 2/09/45	350	334,415
4.65%, 2/23/46	480	553,884
3.85%, 8/04/46	250	255,691

Corporate Bonds	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (b):
4.42%, 6/15/21	$500	$522,560
5.45%, 6/15/23	500	535,728
6.02%, 6/15/26	840	920,895
8.35%, 7/15/46	350	419,073
HP, Inc.:
4.38%, 9/15/21	250	269,646
4.65%, 12/09/21	600	657,669
6.00%, 9/15/41	150	153,642
NetApp, Inc.:
2.00%, 12/15/17	350	350,769
3.38%, 6/15/21	105	109,907

		13,067,061
Textiles, Apparel & Luxury Goods — 0.0%
VF Corp., 3.50%, 9/01/21	100	107,606
Tobacco — 0.3%
Altria Group, Inc.:
9.25%, 8/06/19	45	54,667
2.63%, 1/14/20	250	258,624
2.85%, 8/09/22	1,500	1,566,211
4.00%, 1/31/24	250	279,146
4.50%, 5/02/43	400	448,609
5.38%, 1/31/44	70	88,132
Philip Morris International, Inc.:
1.88%, 1/15/19	250	252,665
4.13%, 5/17/21	50	55,419
2.63%, 3/06/23	250	256,998
2.13%, 5/10/23	1,000	997,963
3.38%, 8/11/25	750	809,360
2.75%, 2/25/26	415	425,714
4.50%, 3/20/42	50	56,421
3.88%, 8/21/42	100	103,590
4.13%, 3/04/43	200	215,106
4.25%, 11/10/44	115	127,372
Reynolds American, Inc.:
6.88%, 5/01/20	250	292,755
3.25%, 6/12/20	135	142,029
5.70%, 8/15/35	325	401,695
6.15%, 9/15/43	150	197,739
5.85%, 8/15/45	250	325,027

		7,355,242
Trading Companies & Distributors — 0.0%
GATX Corp.:
2.38%, 7/30/18	150	151,514
3.25%, 9/15/26	750	745,602

		897,116

26	U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Transportation Infrastructure — 0.0%
Ryder System, Inc., 2.35%, 2/26/19	$500	$507,595
Utilities — 0.0%
Emera US Finance LP (b):
3.55%, 6/15/26	75	77,730
4.75%, 6/15/46	350	375,636

		453,366
Water Utilities — 0.0%
American Water Capital Corp.:
3.40%, 3/01/25	250	269,611
4.30%, 9/01/45	250	286,452
United Utilities PLC, 5.38%, 2/01/19	50	53,483

		609,546
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV:
5.00%, 3/30/20	200	219,789
3.13%, 7/16/22	500	511,922
6.13%, 3/30/40	250	298,117
4.38%, 7/16/42	350	343,690
Crown Castle International Corp.:
3.40%, 2/15/21	750	784,908
3.70%, 6/15/26	280	292,152
Rogers Communications, Inc.:
3.00%, 3/15/23	650	675,871
3.63%, 12/15/25	65	70,509
5.00%, 3/15/44	250	290,287
Vodafone Group PLC:
1.50%, 2/19/18	500	499,663
7.88%, 2/15/30	100	138,745
4.38%, 2/19/43	450	450,780

		4,576,433
Total Corporate Bonds — 26.6%		716,286,051

Foreign Agency Obligations
African Development Bank:
0.75%, 11/03/17	500	499,319
1.25%, 7/26/21	500	496,870
Asian Development Bank:
0.88%, 4/26/18	1,000	999,332
1.75%, 9/11/18	500	507,705
1.50%, 9/28/18	1,000	1,010,540
1.88%, 4/12/19	500	510,542
1.63%, 3/16/21	250	253,289
Canada Government International Bond, 1.63%, 2/27/19	500	507,789
Chile Government International Bond, 3.63%, 10/30/42	350	372,313

Foreign Agency Obligations	Par (000)	Value
Colombia Government International Bond:
4.38%, 7/12/21	$250	$270,750
2.63%, 3/15/23	250	246,625
4.00%, 2/26/24	750	798,750
4.50%, 1/28/26	1,250	1,378,125
7.38%, 9/18/37	100	134,750
6.13%, 1/18/41	250	301,875
5.63%, 2/26/44	200	231,500
5.00%, 6/15/45	250	270,625
Council of Europe Development Bank:
1.00%, 3/07/18	250	250,081
1.63%, 3/10/20	250	253,138
European Bank for Reconstruction & Development:
1.63%, 11/15/18	1,000	1,013,398
0.88%, 7/22/19	500	497,839
European Investment Bank:
1.00%, 3/15/18	250	250,115
1.25%, 5/15/18	500	502,148
1.00%, 6/15/18	250	250,049
1.13%, 8/15/18	1,000	1,002,118
1.88%, 3/15/19	500	509,426
1.25%, 5/15/19	1,000	1,003,304
1.75%, 6/17/19	1,500	1,524,810
1.13%, 8/15/19	1,000	999,514
1.38%, 6/15/20	1,000	1,002,718
1.63%, 12/15/20	1,000	1,011,952
2.00%, 3/15/21	500	513,371
1.63%, 6/15/21	2,000	2,020,270
1.38%, 9/15/21	2,000	1,997,456
Export Development Canada:
1.75%, 8/19/19	500	509,477
1.75%, 7/21/20	500	509,704
Export-Import Bank of Korea:
1.75%, 2/27/18	500	501,996
3.25%, 11/10/25	500	541,251
FMS Wertmanagement AoeR, 1.63%, 11/20/18	500	506,233
Hungary Government International Bond:
5.38%, 2/21/23	500	573,098
5.75%, 11/22/23	500	588,750
5.38%, 3/25/24	500	580,645
7.63%, 3/29/41	250	392,150
Inter-American Development Bank:
1.25%, 1/16/18	1,000	1,005,533
0.88%, 3/15/18	1,000	1,000,733
1.00%, 5/13/19	2,500	2,499,757
1.25%, 10/15/19	500	500,833
1.75%, 10/15/19	500	508,354
1.88%, 3/15/21	500	511,006
1.75%, 4/14/22	750	759,405

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	27

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Foreign Agency Obligations	Par (000)	Value
International Bank for Reconstruction & Development:
1.00%, 11/15/17	$1,000	$1,002,083
1.38%, 4/10/18	1,000	1,007,127
1.00%, 6/15/18	1,500	1,502,911
0.88%, 7/19/18	1,750	1,750,350
1.00%, 10/05/18	1,500	1,502,166
1.25%, 7/26/19	1,000	1,006,571
0.88%, 8/15/19	750	746,143
1.13%, 8/10/20	1,000	998,665
1.38%, 5/24/21	500	500,855
International Finance Corp.:
1.75%, 9/16/19	1,500	1,525,893
1.13%, 7/20/21	500	495,054
Israel Government International Bond, 4.50%, 1/30/43	200	228,100
Italian Government International Bond:
6.88%, 9/27/23	100	125,050
5.38%, 6/15/33	250	304,972
Japan Bank for International Cooperation:
2.13%, 2/07/19	200	203,391
1.88%, 4/20/21	2,000	2,020,004
Korea International Bond, 4.13%, 6/10/44	250	333,469
Mexico Government International Bond:
8.13%, 12/30/19	100	122,250
5.13%, 1/15/20	100	111,150
3.63%, 3/15/22	500	526,875
4.00%, 10/02/23	250	267,125
3.60%, 1/30/25	500	518,125
4.13%, 1/21/26	1,500	1,613,250
6.75%, 9/27/34	150	198,375
6.05%, 1/11/40	300	365,250
4.75%, 3/08/44	450	466,313
5.55%, 1/21/45	775	898,031
4.60%, 1/23/46	500	506,875
4.35%, 1/15/47	750	736,875
Nordic Investment Bank, 1.13%, 3/19/18	500	501,477
Panama Government International Bond:
5.20%, 1/30/20	350	386,750
3.75%, 3/16/25	500	539,375
3.88%, 3/17/28	500	541,250
6.70%, 1/26/36	350	477,750
Peruvian Government International Bond:
7.35%, 7/21/25	400	554,000
8.75%, 11/21/33	441	715,522
5.63%, 11/18/50	300	396,750

Foreign Agency Obligations	Par (000)	Value
Philippine Government International Bond:
4.00%, 1/15/21	$500	$543,133
4.20%, 1/21/24	1,500	1,706,961
7.75%, 1/14/31	500	779,364
6.38%, 10/23/34	250	363,370
3.95%, 1/20/40	250	285,540
3.70%, 3/01/41	350	387,283
Poland Government International Bond:
6.38%, 7/15/19	250	281,250
5.00%, 3/23/22	300	342,139
3.00%, 3/17/23	200	207,986
4.00%, 1/22/24	250	276,250
3.25%, 4/06/26	250	264,700
Province of Manitoba Canada:
1.13%, 6/01/18	500	501,023
2.05%, 11/30/20	500	512,356
Province of Ontario Canada:
1.20%, 2/14/18	750	751,695
2.00%, 9/27/18	500	508,580
2.00%, 1/30/19	500	508,529
4.40%, 4/14/20	200	220,288
1.88%, 5/21/20	500	508,269
Province of Quebec Canada:
3.50%, 7/29/20	500	538,008
2.75%, 8/25/21	500	526,613
2.63%, 2/13/23	250	261,693
2.50%, 4/20/26	500	513,015
South Africa Government International Bond:
4.67%, 1/17/24	200	211,260
5.88%, 9/16/25	500	566,250
5.38%, 7/24/44	200	217,300
Svensk Exportkredit AB, 1.88%, 6/17/19	500	508,407
Uruguay Government International Bond:
8.00%, 11/18/22	150	192,975
4.50%, 8/14/24	250	275,313
4.38%, 10/27/27	1,000	1,076,250
5.10%, 6/18/50	500	518,750
Total Foreign Agency Obligations — 2.8%		74,932,053

Municipal Bonds
American Municipal Power, Inc., RB, Build America Bonds, Combined Hydroelectric Projects, Series B, 7.83%, 2/15/41	150	229,798

28	U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Municipal Bonds	Par (000)	Value
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge:
Series S-1, 6.92%, 4/01/40	$100	$147,889
Series S-1, 7.04%, 4/01/50	100	160,700
Series S-3, 6.91%, 10/01/50	200	321,134
Chicago Transit Authority, RB, Pension Funding, Series A, 6.90%, 12/01/40	100	132,565
City & County of Denver Colorado School District No. 1, COP, Refunding, Series B, 4.24%, 12/15/37	50	55,389
City & County of San Francisco California Public Utilities Commission Water Revenue, RB, Build America Bonds, Sub-Series G, 6.95%, 11/01/50	100	154,966
City of Los Angeles California Department of Water & Power, RB, Build America Bonds:
5.72%, 7/01/39	100	133,138
6.60%, 7/01/50	90	140,800
City of New York New York, GO, Build America Bonds:
Series A-2, 5.21%, 10/01/31	225	275,148
Series G-1, 5.97%, 3/01/36	100	135,988
City of New York New York Transitional Finance Authority, RB, Build America Bonds, Future Tax Secured, Sub-Series B-1, 5.57%, 11/01/38	100	131,739
City Public Service Board of San Antonio Texas, RB, 4.43%, 2/01/42	170	201,015
Commonwealth of Massachusetts, GO, Build America Bonds, 5.46%, 12/01/39	100	136,280
Commonwealth of Pennsylvania, GO, Build America Bonds, 4.65%, 2/15/26	100	112,763
County of Clark Nevada Department of Aviation, ARB, Build America Bonds, Series C, 6.82%, 7/01/45	150	233,437
County of Los Angeles California Metropolitan Transportation Authority, RB, Build America Bonds, 5.74%, 6/01/39	100	132,529
County of San Diego California Water Authority, RB, Build America Bonds, Series B, 6.14%, 5/01/49	100	142,576

Municipal Bonds	Par (000)	Value
County of Sonoma California, Refunding RB, Pension Obligation, Series A, 6.00%, 12/01/29	$100	$123,029
Dallas Area Rapid Transit, RB, Build America Bonds, Senior Lien, Series B, 5.02%, 12/01/48	160	210,760
District of Columbia, RB, Build America Bonds, Series E, 5.59%, 12/01/34	200	262,304
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 6/01/40	100	139,224
Florida Hurricane Catastrophe Fund Finance Corp., RB, Series A, 3.00%, 7/01/20	100	104,930
Illinois State Toll Highway Authority, RB, Build America Bonds, 5.85%, 12/01/34	100	133,664
JobsOhio Beverage System, Refunding RB, Series B, 4.53%, 1/01/35	100	116,745
Los Angeles California Community College District, GO, Build America Bonds, 6.75%, 8/01/49	100	159,215
Los Angeles California Unified School District, GO, Build America Bonds:
5.75%, 7/01/34	100	133,223
6.76%, 7/01/34	250	362,940
Massachusetts School Building Authority, RB, Build America Bonds, 5.72%, 8/15/39	100	137,861
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, 4.05%, 7/01/26	100	108,695
Metropolitan Transportation Authority, RB, Build America Bonds:
Series C-1, 6.69%, 11/15/40	305	438,550
Series E, 6.81%, 11/15/40	150	217,449
Metropolitan Washington Airports Authority, ARB, Dulles Toll Road Revenue, Build America Bonds, 7.46%, 10/01/46	100	154,878
Metropolitan Water Reclamation District of Greater Chicago, GO, Build America Bonds, 5.72%, 12/01/38	150	192,866

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	29

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Municipal Bonds	Par (000)	Value
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A, 6.64%, 4/01/57	$125	$169,754
New Jersey EDA, RB, Series A (NPFGC), 7.43%, 2/15/29	200	252,432
New Jersey State Turnpike Authority, RB, Build America Bonds:
Series A, 7.10%, 1/01/41	100	152,478
Series F, 7.41%, 1/01/40	400	627,712
New York City Transitional Finance Authority Future Tax Secured Revenue, RB:
5.27%, 5/01/27	200	248,034
Build America Bonds, 5.77%, 8/01/36	100	131,792
New York City Water & Sewer System, RB, Build America Bonds, 2nd General Resolution, Fiscal 2020, Series DD, 5.95%, 6/15/42	115	166,123
New York City Water & Sewer System, Refunding RB, Build America Bonds, 2nd General Resolution, Fiscal 2011, Series AA, 5.44%, 6/15/43	200	274,156
New York State Dormitory Authority, RB, Build America Bonds:
Series D, 5.50%, 3/15/30	150	190,722
Series H, 5.43%, 3/15/39	135	176,799
New York State Urban Development Corp., RB, Build America Bonds, 5.77%, 3/15/39	200	258,144
North Texas Tollway Authority, RB, Build America Bonds, Series B, 6.72%, 1/01/49	100	156,039
Ohio State University, RB:
Build America Bonds, Series C, 4.91%, 6/01/40	100	127,452
Series A, 4.05%, 12/01/56	150	167,417
Ohio State Water Development Authority, RB, Build America Bonds, Series B-2, 4.88%, 12/01/34	100	119,615
Port Authority of New York & New Jersey, RB:
158th Series, 5.86%, 12/01/24	100	126,726
159th Series, 6.04%, 12/01/29	200	269,374

Municipal Bonds	Par (000)	Value
Port Authority of New York & New Jersey, RB (continued):
182nd Series, 5.31%, 8/01/46	$100	$113,567
192nd Series, 4.81%, 10/15/65	100	121,827
Port Authority of New York & New Jersey, Refunding RB, 174th Series, 4.46%, 10/01/62	100	115,541
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Build America Bonds, Series F, 6.58%, 5/15/49	100	143,534
Regents of the University of California Medical Center Pooled Revenue, RB, Build America Bonds, Series H, 6.55%, 5/15/48	50	71,726
Salt River Project Agricultural Improvement & Power District, RB, Build America Bonds, Series A, 4.84%, 1/01/41	225	289,316
Santa Clara Valley Transportation Authority, RB, Build America Bonds, Series A, 5.88%, 4/01/32	100	129,837
State Board of Administration Finance Corp., RB, Series A:
2.16%, 7/01/19	150	153,284
2.64%, 7/01/21	200	207,788
State of California, GO, Build America Bonds, Various Purpose:
5.70%, 11/01/21	200	236,460
7.50%, 4/01/34	145	220,678
7.55%, 4/01/39	1,175	1,876,651
7.35%, 11/01/39	200	306,348
7.60%, 11/01/40	300	488,118
State of Connecticut, GO:
Build America Bonds, Series D, 5.09%, 10/01/30	150	175,028
Series A, 5.85%, 3/15/32	100	128,579
State of Illinois, GO:
5.67%, 3/01/18	200	209,888
5.88%, 3/01/19	500	540,250
5.10%, 6/01/33	1,150	1,106,679
State of Oregon, GO, 5.76%, 6/01/23	100	115,954
State of Texas, GO, Build America Bonds, Series A, 5.52%, 4/01/39	100	139,528

30	U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Municipal Bonds	Par (000)	Value
State of Washington, GO, Build America Bonds, Series D, 5.48%, 8/01/39	$175	$236,917
State of Wisconsin, RB, Series A (AGM), 5.70%, 5/01/26	100	122,407
Texas Transportation Commission, RB, 1st Tier, Build America Bonds, Series B, 5.18%, 4/01/30	200	255,022
University of California, RB:
Build America Bonds, 5.95%, 5/15/45	150	202,040
Series AD, 4.86%, 5/15/12	300	331,608
University of California, Refunding RB, Series AJ, 4.60%, 5/15/31	150	175,236
University of Massachusetts Building Authority, Build America Bonds, 5.45%, 11/01/40	100	133,052
University of North Carolina at Chapel Hill, Refunding RB, 3.85%, 12/01/34	400	457,244
University of Virginia, RB, Build America Bonds, 6.20%, 9/01/39	140	212,335
Virginia Commonwealth Transportation Board, RB, Build America Bonds, Series A-2, 5.35%, 5/15/35	75	97,100
Total Municipal Bonds — 0.7%		18,702,498

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 1.0%
Citigroup Commercial Mortgage Trust:
Series 2013-GC17, Class A4, 4.13%, 11/10/46	750	839,468
Series 2014-GC25, Class A4, 3.64%, 10/10/47	500	541,920
Series 2014-GC25, Class AS, 4.02%, 10/10/47	1,500	1,636,607
Series 2016-GC37, Class A4, 3.31%, 4/10/49	500	530,758
Series 2016-P5, Class A4, 2.94%, 10/10/49 (e)	1,000	1,029,964
Commercial Mortgage Trust:
Series 2013-CR09, Class A4, 4.37%, 7/10/45 (d)	2,700	3,037,220
Series 2013-CR12, Class A4, 4.05%, 10/10/46	1,300	1,448,329
Series 2013-CR8, Class A5, 3.61%, 6/10/46 (d)	1,900	2,060,336
Series 2014-UBS2, Class A5, 3.96%, 3/10/47	500	550,952

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust (continued):
Series 2015-PC1, Class A5, 3.90%, 7/10/50	$1,500	$1,649,351
Series 2016-CR28, Class A4, 3.76%, 2/10/49	750	821,314
CSAIL Commercial Mortgage Securities Trust, Series 2015-C3, Class A4, 3.72%, 8/15/48	1,000	1,096,373
GS Mortgage Securities Corp. II:
Series 2012-GCJ9, Class A3, 2.77%, 11/10/45	250	259,716
Series 2015-GC30, Class A4, 3.38%, 5/10/50	600	640,112
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C18, Class A5, 4.08%, 2/15/47	250	278,218
Series 2014-C22, Class A4, 3.80%, 9/15/47	300	327,383
Series 2015-C29, Class A2, 2.92%, 5/15/48	1,000	1,042,495
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C5, Class A3, 4.17%, 8/15/46	584	639,427
Series 2012-LC9, Class A3, 2.48%, 12/15/47	300	306,974
Series 2013-C16, Class A2, 3.07%, 12/15/46	622	639,343
Series 2014-C19, Class A2, 3.05%, 4/15/47	300	310,692
Series 2014-C20, Class A5, 3.80%, 7/15/47	1,400	1,532,346
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, 5.86%, 9/12/49 (d)	675	700,390
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4, 3.73%, 5/15/48	750	820,686
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class A4, 4.22%, 7/15/46 (d)	200	223,399
Series 2015-C27, Class A5, 3.45%, 2/15/48	1,500	1,604,214
WFRBS Commercial Mortgage Trust:
Series 2012-C7, Class A2, 3.43%, 6/15/45	800	857,425

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	31

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
WFRBS Commercial Mortgage Trust (continued):
Series 2013-C11, Class A5, 3.07%, 3/15/45	$500	$525,006
Total Non-Agency Mortgage-Backed Securities — 1.0%		25,950,418

U.S. Government Sponsored Agency Securities
Agency Obligations — 1.7%
Fannie Mae:
0.88%, 12/20/17 - 5/21/18	4,828	4,833,797
1.13%, 7/20/18	3,000	3,015,042
1.63%, 1/21/20	500	508,996
1.75%, 9/12/19	1,000	1,021,615
6.25%, 5/15/29	2,850	4,114,887
6.63%, 11/15/30	149	226,572
7.25%, 5/15/30	550	871,493
Federal Home Loan Bank:
1.00%, 12/19/17	5,000	5,014,710
5.50%, 7/15/36	2,100	3,043,912
Financing Corp., 8.60%, 9/26/19	200	243,637
Freddie Mac:
0.75%, 1/12/18	2,000	1,999,410
0.88%, 3/07/18	1,500	1,501,176
1.13%, 8/12/21	3,032	3,004,664
1.20%, 10/29/18	2,200	2,200,279
1.75%, 5/30/19	420	428,770
2.38%, 1/13/22	9,430	9,930,148
4.88%, 6/13/18	250	267,035
6.25%, 7/15/32	1,300	1,963,425
NCUA Guaranteed Notes, 3.00%, 6/12/19	1,000	1,051,550
Tennessee Valley Authority:
3.50%, 12/15/42	140	152,838
6.25%, 12/15/17	400	425,827

		45,819,783
Commercial Mortgage-Backed Securities — 0.5%
Fannie Mae:
Series 2012-M9, Class A2, 2.48%, 4/25/22	2,000	2,082,509
Series 2014-M6, Class A2, 2.68%, 5/25/21 (d)	150	156,773
Series 2014-M2, Class ASV2, 2.78%, 6/25/21 (d)	493	517,133
Series 2014-M13, Class A2, 3.02%, 8/25/24 (d)	500	534,595
Freddie Mac:
Series K713, Class A2, 2.31%, 3/25/20	300	308,799

U.S. Government Sponsored Agency Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Freddie Mac (continued):
Series K026, Class A2, 2.51%, 11/25/22	$200	$208,801
Series K038, Class A1, 2.60%, 10/25/23	217	224,756
Series K014, Class A1, 2.79%, 10/25/20	82	84,165
Series K017, Class A2, 2.87%, 12/25/21	500	528,601
Series K033, Class A2, 3.06%, 7/25/23 (d)	100	107,721
Series K052, Class A2, 3.15%, 11/25/25	750	814,265
Series K031, Class A2, 3.30%, 4/25/23 (d)	100	109,177
Series K006, Class A1, 3.40%, 7/25/19	322	330,396
Series K004, Class A1, 3.41%, 5/25/19	351	361,250
Series K035, Class A2, 3.46%, 8/25/23 (d)	2,000	2,204,182
Series K037, Class A2, 3.49%, 1/25/24	200	221,460
Series K034, Class A2, 3.53%, 7/25/23 (d)	3,900	4,317,274
Series K013, Class A2, 3.97%, 1/25/21	500	548,321
Series K003, Class A5, 5.09%, 3/25/19	300	324,704

		13,984,882
Mortgage-Backed Securities — 28.3%
Fannie Mae Mortgage-Backed Securities:
1.91%, 4/01/43 - 5/01/43 (d)	931	952,443
2.05%, 6/01/43 (d)	641	656,045
2.47%, 8/01/42 (d)	208	214,868
2.50%, 9/01/28 - 10/01/46 (f)	26,447	27,344,632
3.00%, 1/01/27 - 10/01/46 (f)	82,792	86,401,184
3.01%, 8/01/41 (d)	49	50,996
3.14%, 11/01/40 (d)	30	31,399
3.50%, 2/01/26 - 10/01/46 (f)	91,459	96,697,379
4.00%, 10/01/25 - 10/01/46 (f)	58,352	62,685,797
4.50%, 5/01/24 - 10/01/46 (f)	23,338	25,470,534
5.00%, 1/01/19 - 10/01/46 (f)	14,842	16,457,299
5.50%, 4/01/36 - 10/01/46 (f)	6,226	7,023,886

32	U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities (continued):
6.00%, 3/01/34 - 10/01/46 (f)	$7,988	$9,154,796
6.50%, 7/01/32	165	194,189
7.00%, 2/01/32	28	29,235
Freddie Mac Mortgage-Backed Securities:
1.79%, 6/01/43 (d)	132	135,175
2.50%, 7/01/28 - 10/01/46 (f)	17,813	18,453,017
2.86%, 9/01/40 (d)	61	64,720
2.96%, 8/01/41 (d)	34	35,238
3.00%, 3/01/27 - 10/01/46 (f)	54,925	57,346,628
3.50%, 10/01/31 - 10/01/46 (f)	56,521	59,702,104
4.00%, 5/01/19 - 10/01/46 (f)	33,746	36,111,494
4.50%, 4/01/18 - 10/01/46 (f)	13,768	15,035,895
5.00%, 10/01/18 - 10/01/46 (f)	9,261	10,263,384
5.50%, 6/01/35 - 10/01/46 (f)	3,380	3,798,549
6.50%, 6/01/31	87	99,526
8.00%, 12/01/24	171	188,919
Ginnie Mae Mortgage-Backed Securities:
2.50%, 5/20/45	1,167	1,187,139
3.00%, 5/15/43 - 10/01/46 (f)	55,642	58,289,839
3.50%, 9/20/42 - 10/01/46 (f)	86,361	91,884,057
4.00%, 3/15/41 - 10/01/46 (f)	35,332	37,904,103
4.50%, 7/15/39 - 10/01/46 (f)	19,595	21,253,264
5.00%, 11/15/39 - 10/01/46 (f)	11,375	12,462,300
5.50%, 12/15/32 - 7/20/40	515	573,072
6.00%, 3/15/35 - 10/20/38	318	369,482
6.50%, 9/15/36	171	210,051
7.50%, 12/15/23	152	171,791

		758,904,429
Total U.S. Government Sponsored Agency Securities — 30.5%		818,709,094

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds:
8.88%, 2/15/19	$8,000	$9,524,376
8.13%, 8/15/19	15,000	18,061,530
8.75%, 8/15/20	400	517,266
7.63%, 11/15/22	3,400	4,665,704
1.50%, 3/31/23	18,500	18,632,238
6.25%, 8/15/23	2,050	2,703,118
7.63%, 2/15/25	375	556,787
6.75%, 8/15/26	7,500	11,039,355
6.50%, 11/15/26	400	582,594
6.13%, 11/15/27	2,080	3,019,249
5.25%, 2/15/29	2,000	2,780,860
6.13%, 8/15/29	2,500	3,759,375
5.38%, 2/15/31	4,500	6,565,252
4.50%, 2/15/36	6,166	8,677,683
4.75%, 2/15/37	3,750	5,442,480
5.00%, 5/15/37	6,000	8,989,452
4.38%, 2/15/38	2,500	3,487,110
4.50%, 5/15/38	1,000	1,419,570
3.50%, 2/15/39	1,300	1,609,765
4.25%, 5/15/39	2,775	3,804,894
4.50%, 8/15/39	1,700	2,409,684
4.38%, 11/15/39	1,800	2,509,875
4.63%, 2/15/40	1,230	1,774,659
4.38%, 5/15/40	1,650	2,305,553
3.88%, 8/15/40	860	1,121,863
4.25%, 11/15/40	7,528	10,365,702
4.75%, 2/15/41	11,000	16,228,872
4.38%, 5/15/41	5,610	7,879,856
3.75%, 8/15/41	3,550	4,561,058
3.13%, 11/15/41	400	465,594
3.13%, 2/15/42	4,850	5,648,543
3.00%, 5/15/42	480	547,219
2.75%, 8/15/42	750	817,266
2.75%, 11/15/42	4,200	4,572,095
3.13%, 2/15/43	3,050	3,553,607
2.88%, 5/15/43	250	278,360
3.63%, 8/15/43	2,500	3,182,715
3.75%, 11/15/43	1,700	2,212,523
3.63%, 2/15/44	1,000	1,273,320
3.38%, 5/15/44	1,600	1,952,187
3.13%, 8/15/44	2,000	2,334,140
3.00%, 11/15/44	6,300	7,183,228
2.50%, 2/15/45	4,500	4,650,471
3.00%, 5/15/45	7,800	8,893,217
2.88%, 8/15/45	3,000	3,341,484
3.00%, 11/15/45	11,900	13,578,090
2.50%, 2/15/46	12,000	12,403,128
2.50%, 5/15/46	8,350	8,642,250
2.25%, 8/15/46	2,500	2,454,687

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	33

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
0.88%, 10/15/17	$4,710	$4,719,199
1.88%, 10/31/17	5,000	5,063,085
0.88%, 11/15/17	14,000	14,026,796
0.63%, 11/30/17	5,000	4,996,095
2.25%, 11/30/17	7,000	7,124,124
1.00%, 12/15/17	8,344	8,373,663
2.75%, 12/31/17	15,563	15,953,289
0.88%, 1/31/18	2,000	2,004,218
2.63%, 1/31/18	1,500	1,537,324
1.00%, 2/15/18	4,500	4,516,875
0.75%, 2/28/18	4,500	4,501,404
2.75%, 2/28/18	1,300	1,336,562
1.00%, 3/15/18	5,000	5,019,335
2.88%, 3/31/18	8,000	8,252,496
0.75%, 4/15/18	9,000	9,001,404
0.63%, 4/30/18	1,500	1,497,538
2.63%, 4/30/18	15,000	15,441,795
1.00%, 5/15/18	7,000	7,027,888
1.00%, 5/31/18	10,000	10,039,450
1.13%, 6/15/18	8,000	8,049,688
0.88%, 7/15/18	5,000	5,009,180
1.38%, 7/31/18	20,000	20,216,400
4.00%, 8/15/18	500	530,449
0.88%, 10/15/18	17,000	17,027,897
1.25%, 10/31/18	7,700	7,769,777
1.75%, 10/31/18	2,250	2,293,506
1.38%, 12/31/18	4,030	4,079,118
1.50%, 12/31/18	31,315	31,783,504
1.25%, 1/31/19	11,400	11,510,888
1.50%, 2/28/19	10,000	10,156,250
1.00%, 3/15/19	5,000	5,019,140
1.50%, 3/31/19	10,000	10,163,280
1.63%, 3/31/19	1,500	1,528,534
1.25%, 4/30/19	4,300	4,344,174
1.63%, 4/30/19	17,000	17,329,375
1.50%, 5/31/19	14,000	14,234,612
0.75%, 7/15/19	25,000	24,918,950
0.88%, 7/31/19	1,500	1,500,351
1.00%, 8/31/19	7,300	7,323,382
1.63%, 8/31/19	4,000	4,084,220
1.75%, 9/30/19	10,000	10,249,220
1.50%, 10/31/19	20,000	20,351,560
1.50%, 11/30/19	6,500	6,614,003
1.13%, 12/31/19	4,750	4,776,719
1.63%, 12/31/19	12,500	12,769,037
1.38%, 1/31/20	750	759,814
3.63%, 2/15/20	2,500	2,718,750
1.25%, 2/29/20	6,200	6,255,943
1.38%, 2/29/20	5,700	5,774,590
1.13%, 3/31/20	1,500	1,507,207
1.13%, 4/30/20	2,700	2,711,497
1.38%, 4/30/20	6,200	6,280,650
1.38%, 5/31/20	4,400	4,455,172

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes (continued):
1.88%, 6/30/20	$2,000	$2,061,250
2.00%, 7/31/20	6,500	6,729,274
2.63%, 8/15/20	4,140	4,384,844
2.13%, 8/31/20	7,000	7,283,010
1.38%, 10/31/20	10,000	10,116,800
1.75%, 10/31/20	500	513,145
2.63%, 11/15/20	1,000	1,061,602
1.63%, 11/30/20	6,000	6,129,612
2.00%, 11/30/20	5,300	5,493,779
1.75%, 12/31/20	3,800	3,901,532
2.38%, 12/31/20	900	947,039
2.13%, 1/31/21	9,800	10,212,668
3.63%, 2/15/21	2,310	2,555,528
1.13%, 2/28/21	2,000	2,001,250
2.00%, 2/28/21	12,700	13,171,780
1.25%, 3/31/21	9,000	9,047,106
2.25%, 3/31/21	11,500	12,056,577
1.38%, 4/30/21	5,000	5,052,345
3.13%, 5/15/21	3,000	3,264,141
2.00%, 5/31/21	5,000	5,190,235
1.13%, 6/30/21	4,500	4,494,726
2.13%, 6/30/21	10,000	10,441,410
1.13%, 7/31/21	7,000	6,989,885
2.25%, 7/31/21	6,000	6,301,872
1.13%, 8/31/21	3,000	2,996,952
2.00%, 8/31/21	8,500	8,829,043
2.13%, 9/30/21	7,900	8,254,268
2.00%, 11/15/21	3,700	3,844,241
1.88%, 11/30/21	11,000	11,362,230
2.13%, 12/31/21	7,000	7,317,464
1.50%, 1/31/22	6,000	6,079,686
2.00%, 2/15/22	1,500	1,559,121
1.75%, 3/31/22	9,100	9,334,962
1.75%, 4/30/22	3,000	3,076,407
2.13%, 6/30/22	8,000	8,367,816
1.88%, 8/31/22	4,958	5,116,230
1.63%, 11/15/22	3,000	3,050,274
2.00%, 11/30/22	11,000	11,429,682
2.13%, 12/31/22	5,000	5,232,030
1.75%, 1/31/23	3,600	3,685,079
1.50%, 2/28/23	3,200	3,224,874
1.63%, 4/30/23	4,000	4,058,280
1.75%, 5/15/23	1,000	1,022,461
1.63%, 5/31/23	4,000	4,057,188
1.38%, 6/30/23	11,500	11,479,783
1.25%, 7/31/23	4,000	3,958,124
2.50%, 8/15/23	4,000	4,285,156
1.38%, 8/31/23	8,000	7,975,000
1.38%, 9/30/23	4,000	3,984,844
2.75%, 11/15/23	3,000	3,268,944
2.50%, 5/15/24	2,300	2,471,421
2.38%, 8/15/24	7,500	7,991,017
2.25%, 11/15/24	8,980	9,481,264

34	U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes (continued):
2.00%, 2/15/25	$6,984	$7,232,260
2.13%, 5/15/25	9,000	9,409,221
2.25%, 11/15/25	1,600	1,689,000
1.63%, 2/15/26	3,000	3,005,157
1.63%, 5/15/26	3,500	3,504,648
1.50%, 8/15/26	4,000	3,961,092
Total U.S. Treasury Obligations — 37.7%		1,012,505,910
Total Long-Term Investments (Cost — $2,617,182,184) — 99.6%		2,674,515,831

Short-Term Securities	Shares
Short-Term Securities — 16.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.49% (c)(g)	436,797,400	436,797,400
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.36% (c)(g)	100,000	100,000
Total Short-Term Securities (Cost — $436,897,400) — 16.2%		436,897,400
Total Investments Before TBA Sale Commitments (Cost — $3,054,079,584*) — 115.8%		3,111,413,231

TBA Sale Commitments (f)	Par (000)
Fannie Mae Mortgage-Backed Securities:
3.50%, 10/13/46	$166	(175,130)

TBA Sale Commitments (f)	Par (000)	Value
Fannie Mae Mortgage-Backed Securities (continued):
4.00%, 10/13/46	$280	$(300,650)
4.50%, 10/13/46	409	(447,855)
Freddie Mac Mortgage-Backed Securities:
3.00%, 10/18/31	918	(964,187)
3.50%, 10/13/46	848	(894,640)
4.00%, 10/13/46	2,229	(2,390,602)
4.50%, 10/13/46	412	(451,076)
Ginnie Mae Mortgage-Backed Securities, 3.50%, 10/20/46	11,696	(12,419,690)
Total TBA Sale Commitments (Proceeds — $18,027,640) — 0.7%		(18,043,830)
Total Investments, Net of TBA Sale Commitments (Cost — $3,036,051,944) — 115.1%		3,093,369,401
Liabilities in Excess of Other Assets — (15.1)%		(405,926,876)

Net Assets — 100.0%		$2,687,442,525

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,063,061,093

Gross unrealized appreciation	$60,222,698
Gross unrealized depreciation	(11,870,560)

Net unrealized appreciation	$48,352,138

Notes to Schedule of Investments

(a)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	35

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

(c)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Par Held at December 31, 2015	Shares/Par Purchased		Shares/Par Sold	Shares/Par Held at September 30, 2016	Value at September 30, 2016	Income		Realized Gain
BlackRock Cash Funds: Institutional, SL Agency Shares	190,311,931	246,485,469	[1]	—	436,797,400	$436,797,400	$829,544	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares	258,161	—		(258,161)[3]	—	—	3,533	[2]	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	100,000	[1]	—	100,000	100,000	103,722		—
PNC Bank NA, 1.85%, 7/20/18	—	$500,000		—	$500,000	504,351	2,133
PNC Bank NA, 2.20%, 1/28/19	$500,000	—		—	$500,000	508,019	8,250		—
PNC Bank NA, 2.25%, 7/02/19	$350,000	—		—	$350,000	356,724	5,906		—
PNC Bank NA, 1.45%, 7/29/19	—	$500,000			$500,000	500,024	1,168
PNC Bank NA, 2.30%, 6/01/20	$500,000	—		—	$500,000	508,674	8,625		—
PNC Bank NA, 2.45%, 11/05/20	$250,000	—		—	$250,000	255,910	4,594		—
PNC Bank NA, 2.15%, 4/29/21	—	$500,000			$500,000	505,216	2,090
PNC Bank NA, 2.95%, 1/30/23	$250,000	—		—	$250,000	257,377	5,531		—
PNC Bank NA, 2.95%, 2/23/25	—	$250,000		—	$250,000	257,576	4,343		—
PNC Funding Corp., 3.30%, 3/08/22	$150,000	—		—	$150,000	159,270	3,713		—
PNC Funding Corp., 5.63%, 2/01/17	$150,000	—		$(150,000)	—	—	1,453		$6,450
Total						$440,710,541	$984,605		$6,450

[1] Represents net shares purchased.

[2]   Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses and other payments to and from borrowers of securities.

[3] Represents net shares sold.

(d)	Variable rate security. Rate as of period end.

(e)	When-issued security.

(f)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	$16,955,537	$28,483
Barclays Bank PLC	$30,653,826	$38,916
The Bank of New York Mellon	$4,446,832	$(6,621)
Citigroup Global Markets, Inc.	$76,491,003	$148,893
Credit Suisse Securities (USA) LLC	$95,119,087	$228,361
Deutsche Bank Securities, Inc.	$1,916,574	$604
Goldman Sachs & Co.	$29,511,391	$63,522
JPMorgan Chase Bank N.A.	$40,221,957	$69,485
Mizuho Securities USA, Inc.	$4,843,008	$15,329
Morgan Stanley & Co. LLC	$36,415,204	$69,106
Nomura Securities International, Inc.	$11,223,126	$30,688
Royal Bank of Canada	$12,485,903	$33,908
Wells Fargo Securities LLC	$3,158,425	$(12,860)

(g)	Current yield as of period end.

36	U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	37

Schedule of Investments (continued)	U.S. Total Bond Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$7,429,807	—	$7,429,807
Corporate Bonds	—	716,286,051	—	716,286,051
Foreign Agency Obligations	—	74,932,053	—	74,932,053
Municipal Bonds	—	18,702,498	—	18,702,498
Non-Agency Mortgage-Backed Securities	—	25,950,418	—	25,950,418
U.S. Government Sponsored Agency Securities	—	818,709,094	—	818,709,094
U.S. Treasury Obligations	—	1,012,505,910	—	1,012,505,910
Short-Term Securities	$436,897,400	—	—	436,897,400
Liabilities:
Investments:
TBA Sale Commitments	—	(18,043,830)	—	(18,043,830)

Total	$436,897,400	$2,656,472,001	—	$3,093,369,401

38	U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (concluded)	U.S. Total Bond Index Master Portfolio

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(485,880)	—	$(485,880)
Cash received as collateral for TBA commitments	—	(257,000)	—	(257,000)

Total	—	$(742,880)	—	$(742,880)

During the period ended September 30, 2016, there were no transfers between levels.

U.S. TOTAL BOND INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	39

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III and Master Investment Portfolio

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: November 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds III and Master Investment Portfolio

Date: November 22, 2016